485BPOS		File Nos. 333-139701
Allianz Vision (Legacy)		811-05618
		Class I.D. C000044001

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No.	53	X
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	531	X

(Check appropriate box or boxes.)
ALLIANZ LIFE VARIABLE ACCOUNT B
(Exact Name of Registrant)

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Name of Depositor)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297
(Address of Depositor's Principal Executive Offices) (Zip Code)

(763) 765-2913
(Depositor's Telephone Number, including Area Code)

Stewart D. Gregg, Senior Securities Counsel
Allianz Life Insurance Company of North America
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check the appropriate box):
immediately upon filing pursuant to paragraph (b) of Rule 485
x		on May 1, 2020 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Approximate Date of the Proposed Public Offering: May 1, 2020
Titles of Securities Being Registered: Individual Flexible Purchase Payment Variable Deferred Annuity Contracts

Pursuant to Commission Rule 429 of the Securities Act of 1933, the combined prospectus contained in the Registration Statement also relates to securities registered on Form N-4 Registration Statement Nos. 333-171427 and 811-05618 filed on April 21, 2020. All applicable filing fees have been paid.

PART A – PROSPECTUS
ALLIANZ VisionSM VARIABLE ANNUITY CONTRACT issued on or prior to April 26, 2013
Issued by Allianz Life® Variable Account B and Allianz Life Insurance Company of North America
This prospectus describes all material rights and obligations of purchasers under an individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of North America (Allianz Life®, we, us, our).
The Base Contract offers you, the Owner, standard features including: multiple variable investment options (Investment Options) and annuitization options (Annuity Options), a free withdrawal privilege, a seven-year withdrawal charge period, and a death benefit (Traditional Death Benefit). The Contract previously offered the following optional benefits for an additional charge.
•	Income Protector provides guaranteed lifetime income (Lifetime Plus Payments) until annuitization. We base payments on a value (Benefit Base) that is at least equal to total Purchase Payments adjusted for withdrawals plus a quarterly simple interest increase (Annual Increase). Income Protector was available from July 22, 2009 through April 24, 2020 and is described in section 11.a.
Income Protector allows access to your investment value (Contract Value) and death benefit for a period of time after payments begin. Payments can begin once the minimum exercise age is met, or as late as age 90. If we require you to annuitize your Contract while you are receiving Lifetime Plus Payments, which may occur as early as age 90 or as late as age 100, we provide an annuity option with payments at least equal to the Lifetime Plus Payments you are then receiving as described in section 9, The Annuity Phase – When Annuity Payments Begin.
•	Quarterly Value Death Benefit locks in any quarterly investment gains (Quarterly Anniversary Value) to potentially provide an increased death benefit. For Contracts issued from April 30, 2012 through April 26, 2013 this benefit is described in section 11.b. For Contracts issued from May 1, 2007 through April 27, 2012 this benefit is described in Appendix F.
•	Bonus Option provides a 6% bonus on the money you put into the Contract (Purchase Payments) subject to a three-year vesting schedule. Bonus annuity contracts generally have higher charges than contracts without a bonus and therefore, the charges may be greater than the bonus. Bonus Option was available from May 1, 2007 through April 26, 2013 and is described in section 11.c.
•	Income Focus provides guaranteed lifetime income (Income Focus Payments, which are similar to Lifetime Plus Payments) until annuitization. We base payments on a percentage of adjusted Purchase Payments, and that percentage can potentially increase by 1% each year if your Contract Value increases. Income Focus was available from April 30, 2012 through April 24, 2015 and is described in Appendix I.
•	Investment Protector provides a level of protection for your principal and any annual investment gains (Target Value), on a future date if you hold the Contract for the required period. Investment Protector was available from July 22, 2009 through October 16, 2016 and is described in Appendix J.
If you have the Quarterly Value Death Benefit, you must also have either one of the Lifetime Benefits, Target Date Benefits, Income Focus, Investment Protector, or Income Protector (an Additional Required Benefit). However, you can have an Additional Required Benefit separately without having the Quarterly Value Death Benefit.
All guarantees under the Contract are the obligations of Allianz Life and are subject to the claims paying ability and financial strength of Allianz Life.
Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity and Allianz Life that you ought to know before investing. This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to give you different information.
This prospectus is not intended to constitute a suitability recommendation or fiduciary advice.
Allianz Life Variable Account B is the Separate Account that holds the assets that underlie the Contract. Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge, or on the EDGAR database on the SEC’s website (www.sec.gov). A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the telephone number or address listed at the back of this

Allianz VisionSM Variable Annuity Prospectus – May 1, 2020

prospectus. The SAI’s table of contents appears after the Privacy and Security Statement in this prospectus. The prospectus, SAI and other Contract information are also available on the EDGAR database. The prospectus and SAI are also available on our website at www.allianzlife.com.
The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. An investment in this Contract is not a deposit of a bank or financial institution and is not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal government agency. An investment in this Contract involves investment risk including the possible loss of principal. Variable annuity contracts are complex insurance and investment vehicles. Before you invest, be sure to ask your Financial Professional about the Contract’s features, benefits, risks, and fees, and whether the Contract is appropriate for you based upon your financial situation and objectives.
Dated: May 1, 2020
Versions of the Contract and Optional Benefits Described in this Prospectus
This prospectus contains information on two different versions of the VisionSM Contract. “Version A Contracts” were issued on or prior to April 29, 2011(Registration Statement No. 333-139701). “Version B Contracts” were issued from May 2, 2011 through April 26, 2013 (Registration Statement No. 333-171427). Version A Contracts and Version B Contracts have the same Base Contract, but may have offered different optional benefits. For example, certain optional benefits were only offered through Version A Contracts, other optional benefits were only offered through Version B Contracts, and still other optional benefits were offered through both Version A Contracts and Version B Contracts.

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The table below lists the optional benefits that were previously offered on Version A Contracts and Version B Contracts, including the dates on which they were offered and the prospectus appendix that has more detailed information about the benefits. The benefit version identifier for Income Protector and Investment Protector, for example (05.11), is located in your rider. If you have questions about which version of VisionSM Contract or optional benefits you have, please contact our Service Center at the toll-free telephone number listed at the back of this prospectus.
Prospectus section or Appendix	Contract Version	Benefit Version Identifier	Available From	Available Through
11.a – Income Protector	A	(08.09)	July 22, 2009	April 30, 2010
	A	(05.10)	May 3, 2010	April 29, 2011
	A and B	(05.11)	May 2, 2011	January 20, 2012
	A and B	(01.12)	January 23, 2012	April 27, 2012
	A(1) and B	(05.12)	April 30, 2012	July 20, 2012
	A(1) and B	(07.12)	July 23, 2012	October 12, 2012
	A(1) and B	(10.12)	October 15, 2012	April 24, 2015
	A(1) and B	(04.15, 04.16)	April 27, 2015	May 2, 2016
	A(1) and B	(05.16, 06.16)	May 3, 2016	July 4, 2016
	A(1) and B	(07.16, 08.16)	July 5, 2016	September 5, 2016
	A(1) and B	(09.16, 10.16, 11.16)	September 6, 2016	December 5, 2016
	A(1) and B	(12.16)	December 6, 2017	January 2, 2017
	A(1) and B	(01.17, 02.17)	January 3, 2017	March 6,2017
	A(1) and B	(03.17, 04.17, 05.17, 06.17, 07.17, 08.17, 09.17, 10.17, 11.17, 12.17, 01.18, 02.18)	March 7, 2017	March 5, 2018
	A(1) and B	(03.18, 04.18, 05.18, 06.18, 07.18, 08.18, 09.18, 10.18, 11.18, 12.18, 01.19, 02.19, 03.19, 04.19v1, 04.19v2, 05.19, 06.19, 07.19, 08.19, 09.19, 10.19, 11.19, 12.19, 01.20, 02.20, 03.20, 04.20)	March 6, 2018	April 24, 2020
11.b – Quarterly Value Death Benefit	A(1) and B		April 30, 2012	April 26, 2013
11.c – Bonus Option	A and B		May 1, 2007	April 26, 2013
D – Lifetime Benefits:
Lifetime Plus Benefit	A		May 1, 2007	January 23, 2009
Lifetime Plus II Benefit	A		November 12, 2007	March 31, 2009
Lifetime Plus 10 Benefit	A		July 17, 2008	March 31, 2009
E – Target Date Benefits:
Target Date Retirement Benefit	A		March 17, 2008	January 23, 2009
Target Date 10 Benefit	A		January 26, 2009	March 31, 2009
F – Quarterly Value Death Benefits:
Original Quarterly Value Death Benefit	A		May 1, 2007	April 30, 2010
Second Quarterly Value Death Benefit	A and B		May 2, 2010	April 27, 2012
G – Short Withdrawal Charge Option	A and B		May 1, 2007	July 23, 2012
H – No Withdrawal Charge Option	A		March 17, 2008	March 31, 2009
	A and B		July 22, 2009	July 23, 2012
I – Income Focus	B	(05.12)	April 30, 2012	July 20, 2012
	B	(07.12)	July 23, 2012	April 24, 2015
J – Investment Protector	A	(08.09)	July 22, 2009	April 30, 2010
	A and B	(05.10)	May 3, 2010	January 20, 2012
	A and B	(01.12)	January 23, 2012	April 27, 2012
	A(1) and B	(01.12, 07.12)	April 30, 2012	July 19, 2013
	A(1) and B	(07.13, 04.15, 04.16, 05.16, 06.16, 07.16, 08.16, 09.16, 10.16)	July 22, 2013	October 16, 2016
(1)	Available on Version A Contracts issued on or after April 1, 2009.

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If you have a benefit that restricts access to Investment Options, your available Investment Options are listed in the section that describes that benefit. For example, the Investment Options available with Investment Protector are listed in Appendix J. Certain Investment Options that are closed and are no longer available for selection are discussed in Appendix M.
CURRENTLY AVAILABLE INVESTMENT OPTIONS
ALLIANZ FUND OF FUNDS
AZL® Balanced Index Strategy Fund
AZL® DFA Multi-Strategy Fund
AZL® Moderate Index Strategy Fund
AZL® MVP Balanced Index Strategy Fund
AZL® MVP DFA Multi-Strategy Fund
AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL MVP FusionSM Dynamic Balanced Fund
AZL MVP FusionSM Dynamic Conservative Fund
AZL MVP FusionSM Dynamic Moderate Fund
AZL® MVP Global Balanced Index Strategy Fund
AZL® MVP Growth Index Strategy Fund
AZL® MVP Moderate Index Strategy Fund
AZL® MVP T. Rowe Price Capital Appreciation Plus FundBLACKROCK
AZL® Enhanced Bond Index Fund
AZL® Government Money Market Fund	BLACKROCK (continued)
AZL® International Index Fund
AZL® Mid Cap Index Fund
AZL® MSCI Emerging Markets Equity Index Fund
AZL® MSCI Global Equity Index Fund
AZL® Russell 1000 Growth Index Fund
AZL® Russell 1000 Value Index Fund
AZL® S&P 500 Index Fund
AZL® Small Cap Stock Index Fund
DIMENSIONAL
AZL® DFA Five-Year Global Fixed Income Fund
FIDELITY
AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL® Fidelity Institutional Asset Management® Total Bond FundGATEWAY
AZL® Gateway Fund	J.P. MORGAN
JPMorgan Insurance Trust Core Bond Portfolio
METWEST
AZL® MetWest Total Return Bond Fund
MFS
MFS VIT Total Return Bond Portfolio
MORGAN STANLEY
AZL® Morgan Stanley Global Real Estate Fund
PIMCO
PIMCO VIT Balanced Allocation Portfolio
PIMCO VIT CommodityRealReturn® Strategy Portfolio
PIMCO VIT Global Core Bond (Hedged) Portfolio
PIMCO VIT Long-Term U.S. Government Portfolio
PIMCO VIT StocksPLUS® Global Portfolio
PIMCO VIT Total Return Portfolio
T. ROWE PRICE
AZL® T. Rowe Price Capital Appreciation Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for Investment Options available under your contract may no longer be sent by mail, unless you specifically request paper copies of the reports from Allianz Life or from your Financial Professional. Instead, the reports would be made available on a website, and you would be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you would not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Allianz Life electronically by contacting our Service Center at the toll-free telephone number listed at the back of this prospectus or by signing up for electronic delivery on our website at www.allianzlife.com/paperless. You may elect to receive all future reports in paper free of charge. You can inform Allianz Life that you wish to continue receiving paper copies of your shareholder reports by contacting your Financial Professional, or contacting our Service Center at the toll-free telephone number listed at the back of this prospectus. Your election to receive reports in paper will apply to all Investment Options available under your contract.

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Glossary
This prospectus is written in plain English. However, there are some technical words or terms that are capitalized and are used as defined terms throughout the prospectus. For your convenience, we included this glossary to define these terms.
5% Annual Increase – an amount used to determine the Benefit Base under the Lifetime Plus Benefit described in Appendix D.
10% Annual Increase – an amount used to determine the Benefit Base under the Lifetime Plus 10 Benefit described in Appendix D.
Accumulation Phase – the initial phase of your Contract before you apply your total Contract Value to Annuity Payments. The Accumulation Phase begins on the Issue Date and may occur at the same time as the Annuity Phase if you take Partial Annuitizations.
Additional Required Benefit – an additional optional benefit you must have if you have the Quarterly Value Death Benefit described in section 11.b. Additional Required Benefits include one of the Lifetime Benefits, Target Date Benefits, Income Focus, Investment Protector, or Income Protector.
Annual Increase – an amount used to determine the Benefit Base under Income Protector before Lifetime Plus Payments begin as discussed in section 11.a. If selected at issue, it was initially equal to total Purchase Payments adjusted for withdrawals plus a quarterly simple interest increase. If selected after issue, it was initially equal to Contract Value determined at the end of the last Business Day before the Rider Effective Date adjusted for subsequent withdrawals and Purchase Payments plus a quarterly simple interest increase. On Quarterly Anniversaries this value is reset to equal the current Contract Value if greater, and we apply future quarterly simple interest to this reset value.
Annual Increase Percentage – the simple interest increase we apply quarterly to the Annual Increase under Income Protector as discussed in section 11.a. Section 11.a also includes historical Annual Increase Percentage rates for all versions of Income Protector.
Annuitant – the individual upon whose life we base the Annuity Payments. Subject to our approval, you designate the Annuitant and can add a joint Annuitant for the Annuity Phase if you take a Full Annuitization. There are restrictions on who can become an Annuitant.
Annuity Options – the annuity income options available to you under the Contract.
Annuity Payments – payments made by us to the Payee pursuant to the chosen Annuity Option.
Annuity Phase – the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you apply part of your Contract Value to a Partial Annuitization.
Base Contract – the Contract without any optional benefits.
Beneficiary – unless otherwise required by the Contract, the person(s) or entity the Owner designates to receive any death benefit.
Benefit Anniversary – a twelve-month anniversary of the Benefit Date, or any subsequent twelve-month Benefit Anniversary under Income Protector as discussed in section 11.a, or Income Focus as discussed in Appendix I.
Benefit Base – the amount we use to determine the initial annual maximum Lifetime Plus Payment under Income Protector as discussed in section 11.a or under the Lifetime Benefits as discussed in Appendix D.
Benefit Date – the date you begin receiving Lifetime Plus Payments under Income Protector as discussed in section 11.a or under the Lifetime Benefits as discussed in Appendix D, or Income Focus Payments under Income Focus as discussed in Appendix I.
Benefit Year – any period of twelve months beginning on the Benefit Date, or on a subsequent Benefit Anniversary under Income Protector as discussed in section 11.a, or under the Lifetime Benefits as discussed in Appendix D, or under Income Focus as discussed in Appendix I.
Bonus Option – an optional benefit that provides a 6% bonus on Purchase Payments we receive before the older Owner reaches age 81 subject to a three-year vesting schedule as discussed in section 11.c. This benefit has an additional M&E charge and a higher and longer withdrawal charge schedule.
Bonus Value – if you have the Bonus Option, the total Contract Value plus any unvested bonus amounts.

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Business Day – each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.
Charge Lock Date – this is the date after which your Income Protector or Income Focus rider charge does not change.
Charge Lock Option – a rider that may be available to you if you have Income Protector or Income Focus and we increase your benefit’s rider charge. The Charge Lock Option rider allows you to keep your benefit at the current rider charge, but with reduced guaranteed values and payments, and no opportunity for future payment increases. The Charge Lock Option rider for Income Protector is discussed in section 11.a, and for Income Focus it is discussed in Appendix I.
Contract – the individual flexible purchase payment variable deferred annuity contract described by this prospectus.
Contract Anniversary – a twelve-month anniversary of the Issue Date or any subsequent twelve-month Contract Anniversary.
Contract Value – on any Business Day, the sum of the values in your selected Investment Options. The Contract Value reflects the deduction of any contract maintenance charge, transfer fee, M&E charge and rider charge, but does not reflect the deduction of any withdrawal charge. It does not include amounts applied to a Partial Annuitization. If you have the Bonus Option, Contract Value includes only vested bonus amounts; it does not include unvested bonus amounts.
Contract Year – any period of twelve months beginning on the Issue Date or a subsequent Contract Anniversary.
Covered Person(s) – the person(s) upon whose age and lifetime(s) we base Lifetime Plus Payments under Income Protector or Income Focus Payments under Income Focus as discussed in section 2, or under the Lifetime Benefits as discussed in Appendix D. There are restrictions on who can become a Covered Person.
Cumulative Withdrawal –while you are receiving Lifetime Plus Payments under the Lifetime Benefits described in Appendix D, this is the portion of a withdrawal that is less than or equal to your Cumulative Withdrawal Value.
Cumulative Withdrawal Benefit – a benefit under the Lifetime Benefits described in Appendix D that allows you to control the amount of Lifetime Plus Payments you receive.
Cumulative Withdrawal Value – under the Lifetime Benefits described in Appendix D, if you take less than the maximum Lifetime Plus Payment that you are entitled to, we add the difference between the annual maximum and annual actual Lifetime Plus Payment to the Cumulative Withdrawal Value.
Earliest Anniversary – the earliest available initial Target Value Date that you can select under Investment Protector as discussed in Appendix J. In the Contract the Earliest Anniversary is called the Earliest Target Value Anniversary. Appendix J also includes historical Earliest Anniversary rates for all versions of Investment Protector.
Enhanced 5% Annual Increase – an amount used to determine the Benefit Base under the Lifetime Plus II Benefit described in Appendix D.
Enhanced 10-Year Value – an amount used to determine the Benefit Base under the Lifetime Plus Benefit or Lifetime Plus II Benefit described in Appendix D.
Excess Withdrawal – if you have Income Protector or Income Focus, the amount of any withdrawal you take while you are receiving Lifetime Plus Payments or Income Focus Payments that, when added to other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your annual maximum permitted payment. Excess Withdrawals reduce your Contract Value and any guaranteed values, and may end your Contract. If you have one of the Lifetime Benefits, please see Appendix D for a definition of Excess Withdrawal that applies to your Contract. Income Protector is discussed in section 11.a, and Income Focus is discussed in Appendix I.
Financial Professional – the person who advises you regarding the Contract.
Full Annuitization – the application of the total Contract Value to Annuity Payments.
Future Anniversary – the number of Rider Anniversaries that occur between the initial Target Value Date and each subsequent Target Value Date under Investment Protector as discussed in Appendix J. Appendix J also includes historical Future Anniversary rates for all versions of Investment Protector.
Good Order – a request is in “Good Order” if it contains all of the information we require to process the request. If we require information to be provided in writing, “Good Order” also includes providing information on the correct form, with

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any required certifications, guarantees and/or signatures, and received at our Service Center after delivery to the correct mailing, email, or website address, which are all listed at the back of this prospectus. If you have questions about the information we require, or whether you can submit certain information by fax, email or over the web, please contact our Service Center. If you send information by email or upload it to our website, we send you a confirmation number that includes the date and time we received your information.
Guarantee Percentage – a percentage we use to calculate the Target Value under Investment Protector as discussed in Appendix J. Appendix J also includes historical Guarantee Percentage rates for all versions of Investment Protector.
Guarantee Years – the maximum number of years that you can receive simple interest increases under the Annual Increase for Income Protector as discussed in section 11.a. Section 11.a also includes historical Guarantee Years for all versions of Income Protector.
Highest Annual Increase – an amount used to determine the Benefit Base under the Lifetime Plus II Benefit described in Appendix D.
Income Date – the date we begin making Annuity Payments to the Payee from the Contract. Because the Contract allows for Partial Annuitizations, there may be multiple Income Dates.
Income Focus – an optional benefit described in Appendix I that has an additional rider charge and is intended to provide a payment stream for life in the form of partial withdrawals. Income Focus provides no payment until the younger Covered Person is at least age 60.
Income Focus Payment – the guaranteed lifetime income payment we make to you under Income Focus as discussed in Appendix I. The annual maximum Income Focus Payment is equal to the sum of all Income Values multiplied by their associated Income Value Percentages.
Income Protector – an optional benefit described in section 11.a that has an additional rider charge and is intended to provide a payment stream for life in the form of partial withdrawals. Income Protector provides no payment until the younger Covered Person meets the minimum exercise age. The minimum exercise age for the Income Protector is stated in section 11.a.
Income Value(s) – if you have Income Focus, we establish an Income Value for all Purchase Payments received in a specific time period that have the same associated Income Value Percentage as stated in Appendix I. We adjust each Income Value for subsequent withdrawals. A single Contract may have multiple Income Values. We use Income Value(s) to calculate the annual maximum Income Focus Payment.
Income Value Percentage(s) – a percentage we apply to each Income Value to determine the annual maximum Income Focus Payment under Income Focus. We establish a separate Income Value Percentage for each Income Value as discussed in Appendix I. Each Income Value Percentage can potentially increase by 1% each year if your Contract Value increases.
Increase Base – an amount we use to determine the Annual Increase under Income Protector as discussed in section 11.a. If selected at issue, it was initially equal to total Purchase Payments adjusted for withdrawals. If selected after issue, it was initially equal to Contract Value determined at the end of the last Business Day before the Rider Effective Date adjusted for subsequent withdrawals and Purchase Payments plus a quarterly simple interest increase. On Quarterly Anniversaries, if we reset the Annual Increase to equal the current Contract Value, we also reset the Increase Base to equal the current Contract Value.
Investment Options – the variable investments available to you under the Contract. Investment Option performance is based on the securities in which they invest.
Investment Protector – an optional benefit described in Appendix J that has an additional rider charge and is intended to provide a level of protection for your principal and any annual investment gains on a specific date in the future.
Issue Date – the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.
Joint Owners – two Owners who own a Contract.
Last Increase Date – if you have Income Protector and select the Charge Lock Option rider, this is the date after which you no longer receive automatic increases to your guaranteed values and payments.

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Last Performance Increase Date – if you have Income Focus and select the Charge Lock Option rider, this is the date after which your Income Value Percentages no longer receive Performance Increases.
Lifetime Plus Benefit, Lifetime Plus II Benefit, Lifetime Plus 10 Benefit – optional benefits described in Appendix D that have an additional M&E charge and were intended to provide a payment stream for life in the form of partial withdrawals.
Lifetime Plus Payment – the guaranteed lifetime income payment we make to you based on the Benefit Base under Income Protector as discussed in section 11.a, or the Lifetime Benefits as discussed in Appendix D.
Non-Qualified Contract – a Contract that is not purchased under a pension or retirement plan that qualifies for special tax treatment under sections of the Internal Revenue Code.
No Withdrawal Charge Option – an optional benefit described in Appendix H that has an additional M&E charge and eliminates the Base Contract’s seven-year withdrawal charge.
Owner – “you,” “your” and “yours.” The person(s) or entity designated at Contract issue and named in the Contract who may exercise all rights granted by the Contract.
Partial Annuitization – the application of only part of the Contract Value to Annuity Payments.
Payee – the person or entity who receives Annuity Payments during the Annuity Phase.
Payment Percentages – a percentage we use to calculate the annual maximum Lifetime Plus Payment under Income Protector as discussed in section 11.a. Section 11.a also includes historical Payment Percentages tables for all versions of Income Protector.
Performance Increase – a 1% annual increase to each Income Value Percentage under Income Focus if your annual Contract Value increases. A Performance Increase occurs for an Income Value Percentage only if it is associated with an Income Value we have had for at least one full Rider Year.
Purchase Payment – the money you put into the Contract.
Qualified Contract – a Contract purchased under a pension or retirement plan that qualifies for special tax treatment under sections of the Internal Revenue Code (for example, 401(a) and 401(k) plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA or 403(b) contracts).
Quarterly Anniversary – the day that occurs three calendar months after the Issue Date or any subsequent Quarterly Anniversary.
Quarterly Anniversary Value – the highest Contract Value on any Quarterly Anniversary before age 91, adjusted for subsequent Purchase Payments and withdrawals, used to determine Income Protector’s Benefit Base as discussed in section 11.a, and the Quarterly Value Death Benefits as discussed in section 11.b and Appendix F.
Quarterly Value Death Benefit – an optional benefit described in section 11.b and Appendix F that has an additional M&E charge and was intended to provide an increased death benefit. The benefit described in section 11.b required selection of an Additional Required Benefit.
Rate Sheet Supplement – the supplement that contains the rates for the values used to calculate the benefits provided by Income Protector and Investment Protector. Once these rates are established for your Contract, they will not change while your benefit is in effect. Historical Rate Sheet Supplements for Income Protector and Investment Protector can be found in Appendix B to the SAI.
Rider Anniversary – a twelve-month anniversary of the Rider Effective Date or any subsequent twelve-month Rider Anniversary if you have Income Protector, Income Focus or Investment Protector.
Rider Anniversary Value – the highest Contract Value on any Rider Anniversary, adjusted for subsequent Purchase Payments and withdrawals, used to determine Investment Protector’s Target Value as discussed in Appendix J.
Rider Effective Date – the date shown on the Contract that starts the first Rider Year if you have Income Protector, Income Focus or Investment Protector. Rider Anniversaries and Rider Years are measured from the Rider Effective Date.
Rider Year – any period of twelve months beginning on the Rider Effective Date or a subsequent Rider Anniversary if you have Income Protector, Income Focus or Investment Protector.

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Separate Account – Allianz Life Variable Account B is the Separate Account that issued your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.
Service Center – the area of our company that provides Contract maintenance and routine customer service. Our Service Center address and telephone number are listed at the back of this prospectus. The address for mailing checks for Purchase Payments may be different and is also listed at the back of this prospectus.
Short Withdrawal Charge Option – an optional benefit described in Appendix G that has an additional M&E charge and shortens the Base Contract’s withdrawal charge period to four years.
Target Value – the amount we guarantee will be available to you on the last Business Day before each Target Value Date under the Target Date Benefits as discussed in Appendix E, and under Investment Protector as discussed in Appendix J. If you have a Target Date Benefit the Target Value is the highest Contract Value on any Contract Anniversary, adjusted for subsequent Purchase Payments and withdrawals. If you selected Investment Protector at issue, it is the greater of the Rider Anniversary Value multiplied by the Guarantee Percentage, or the total Purchase Payments adjusted for withdrawals. If you selected Investment Protector after issue, it is equal to the greater of the Rider Anniversary Value multiplied by the Guarantee Percentage, or the Contract Value at the end of the last Business Day before the Rider Effective Date adjusted for subsequent withdrawals and Purchase Payments.
Target Value Date – on the last Business Day before each Target Value Date we guarantee your Contract Value cannot be less than the Target Value under the Target Date Benefits as discussed in Appendix E, and under Investment Protector as discussed in Appendix J.
Total Income Value – the sum of all your individual Income Value(s) under Income Focus as discussed in Appendix I. We use the Total Income Value to determine your Income Focus rider charge.
Traditional Death Benefit – the death benefit provided by the Contract that is equal to the greater of Contract Value or the Traditional Death Benefit Value as discussed in section 10.
Traditional Death Benefit Value – total Purchase Payments adjusted for withdrawals.
Valid Claim – the documents we require to be received in Good Order at our Service Center before we pay any death claim. This includes the death benefit payment option, due proof of death, and any required governmental forms. Due proof of death includes a certified copy of the death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.
Withdrawal Charge Basis – the total amount under your Contract that is subject to a withdrawal charge.

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Fee Tables
These tables describe the fees and expenses you pay when purchasing, owning and taking a withdrawal from the Contract, or transferring Contract Value between Investment Options. For more information, see section 7.
Owner Transaction Expenses
Withdrawal Charge During Your Contract’s Initial Phase, the Accumulation Phase(1)
(as a percentage of each Purchase Payment withdrawn)(2)
Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount
	Base Contract	Bonus Option	Short Withdrawal Charge Option	No Withdrawal Charge Option
0	8.5%	8.5%	8.5%	0%
1	8.5%	8.5%	7.5%	0%
2	7.5%	8.5%	5.5%	0%
3	6.5%	8%	3%	0%
4	5%	7%	0%	0%
5	4%	6%	0%	0%
6	3%	5%	0%	0%
7	0%	4%	0%	0%
8	0%	3%	0%	0%
9 years or more	0%	0%	0%	0%

Transfer Fee(3)	$25
(for each transfer after twelve in a Contract Year)
Premium Tax(4)	3.5%
(as a percentage of each Purchase Payment)
Owner Periodic Expenses
Contract Maintenance Charge(5)	$50
(per Contract per year)
(1)	The Contract provides a free withdrawal privilege that allows you to withdraw 12% of your total Purchase Payments annually without incurring a withdrawal charge as discussed in section 8, Access to Your Money – Free Withdrawal Privilege.
(2)	The Withdrawal Charge Basis is the amount subject to a withdrawal charge as discussed in section 7, Expenses – Withdrawal Charge.
(3)	We count all transfers made in the same Business Day as one transfer. Program and benefit related transfers are not subject to the transfer fee and do not count against the free transfers we allow as discussed in section 7, Expenses – Transfer Fee. Transfers are subject to the market timing policies discussed in section 5, Investment Options – Excessive Trading and Market Timing.
(4)	Not currently deducted, but we reserve the right to do so in the future. This is the maximum charge we could deduct if we exercise this right as discussed in section 7, Expenses – Premium Tax.
(5)	Waived if the Contract Value is at least $100,000 as discussed in section 7, Expenses – Contract Maintenance Charge.
Contract Annual Expenses
Base Version A Contract and Base Version B Contract with…	Available Dates	Mortality and Expense Risk (M&E) Charge(6) (as a percentage of each Investment Options’ net asset value)
No optional benefits	5/1/2007 – 4/26/2013	1.40%
Quarterly Value Death Benefit(7)	5/1/2007 – 4/26/2013	1.70%
Bonus Option	5/1/2007 – 4/26/2013	1.70%
Short Withdrawal Charge Option	5/1/2007 – 7/23/2012	1.65%
No Withdrawal Charge Option	3/17/2008 – 3/31/2009 7/22/2009 – 7/23/2012	1.75%
Bonus Option and Quarterly Value Death Benefit(7)	5/1/2007 – 4/26/2013	2.00%
Short Withdrawal Charge Option and Quarterly Value Death Benefit(7)	5/1/2007 – 7/23/2013	1.95%
No Withdrawal Charge Option and Quarterly Value Death Benefit(7)	3/17/2008 – 3/31/2009	2.05%
	7/22/2009 – 7/23/2012

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Optional Benefits (Version Identifier)	Contract Version	Available Dates	Rider Charge
			Maximum			Current(8)
			Single Payments	Joint Payments	Single Payments	Joint Payments
Income Protector with Lifetime Plus Payments(9) (rider charge as a percentage of the Benefit Base)
Income Protector (01.17 through 04.20)	A(10) and B	1/3/2017 – 4/24/2020	2.50%	2.75%	1.40%	1.40%
Income Protector (04.15 through 12.16)	A(10) and B	4/27/2015 – 1/2/2017	2.50%	2.75%	1.30%	1.30%
Income Protector (10.12)	A(10) and B	10/15/2012 – 4/24/2015	2.50%	2.75%	1.10%	1.10%
Income Protector (07.12)	A(10) and B	7/23/2012 – 10/12/2012	2.50%	2.75%	1.00%	1.00%
Income Protector (05.12)	A(10) and B	4/30/2012 – 7/20/2012	2.50%	2.75%	1.40%	1.40%
Income Protector (01.12)	A and B	1/23/2012 – 4/27/2012	2.50%	2.75%	1.40%	1.40%
Income Protector (05.11)	A and B	5/2/2011 – 1/20/2012	2.50%	2.75%	1.35%	1.50%
Income Protector (08.09, 05.10)	A	7/22/2009 – 4/29/2011	2.50%	2.75%	1.35%	1.50%
Income Focus with Income Focus Payments(9) (rider charge as a percentage of the Total Income Value)
Income Focus (05.12, 07.12)	B	4/30/2012 – 4/24/2015	2.75%	2.95%	1.30%	1.30%

Optional Available Benefit (Version Identifier)	Contract Version	Available Dates	Rider Charge (as a percentage of the Target Value)
			Maximum	Current(8)
Investment Protector
Investment Protector (07.13 through 10.16)	A(10) and B	7/22/2013 – 10/16/2016	2.50%	1.30%
Investment Protector (01.12, 07.12)	A(10) and B	4/30/2012 – 7/19/2013	2.50%	1.20%
Investment Protector (01.12)	A and B	1/23/2012 – 4/27/2012	2.50%	1.20%
Investment Protector (05.10)	A and B	5/3/2010 – 1/20/2012	2.50%	1.15%
Investment Protector (08.09)	A	7/22/2009 – 4/30/2010	2.50%	1.05%

Optional Lifetime Benefits	Maximum Additional M&E Charge(11) (as a percentage of each Investment Options’ net asset value)	Current Additional M&E Charge(11) (as a percentage of each Investment Options’ net asset value)
		No qualifying event, or declined charge increase(12)	Had a qualifying event and accepted increase(12)
Lifetime Plus II Benefit and Lifetime Plus 10 Benefit (available on Version A Contracts from 1/26/2009 through 3/31/2009)
Single Lifetime Plus Payments	1.60%	0.95%	1.20%
Joint Lifetime Plus Payments	1.75%	1.10%	1.35%
Lifetime Plus II Benefit (available on Version A Contracts from 11/12/2007 through 1/23/2009) and Lifetime Plus 10 Benefit (available on Version A Contracts from 7/17/2008 through 1/23/2009)
Single Lifetime Plus Payments	1.60%	0.80%(13)	1.20%(13)
Joint Lifetime Plus Payments	1.75%	0.95%(13)	1.35%(13)
Lifetime Plus Benefit (available on Version A Contracts from 5/1/2007 through 1/23/2009)
Single Lifetime Plus Payments	1.50%	0.70%	1.20%
Joint Lifetime Plus Payments	1.65%	0.85%	1.35%

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Optional Target Date Benefits (available on Version A Contracts)	Available Dates	Additional M&E Charge(14) (as a percentage of each Investment Options’ net asset value)
Target Date 10 Benefit	1/26/2009 – 3/31/2009	0.55%
Target Date Retirement Benefit	3/17/2008 – 1/23/2009	0.40%
(6)	The Contract allows Partial Annuitization. After a Partial Annuitization, the M&E charge listed above applies to the net asset value remaining in the Accumulation Phase. If you select variable Annuity Payments the M&E charge for a Base Contract with the Bonus Option is 1.70% of the net asset value in the Annuity Phase, or 1.40% for all other Contracts. If you select fixed Annuity Payments we do not assess the M&E charge during the Annuity Phase. See section 7, Expenses – Mortality and Expense Risk (M&E) Charge.
(7)	The Contract offered three different Quarterly Value Death Benefits that have an additional 0.30% M&E charge. Appendix F describes the original (available from May 1, 2007 through April 30, 2010), and second (available from May 2, 2010 through April 27, 2012) versions of this death benefit. The Quarterly Value Death Benefit described in section 11.b was available from April 30, 2012 through April 26, 2013, and if you remove its Additional Required Benefit we stop assessing the additional 0.30% M&E charge after the rider termination date.
(8)	The current rider charge may increase or decrease on each Quarterly Anniversary. For Income Protector see section 7, Expenses – Rider Charge. For Income Focus see Appendix I, and for Investment Protector see Appendix J.
(9)	If you select the Charge Lock Option rider, the rider charge for Income Protector or Income Focus is fixed at the rate in effect on the Charge Lock Date. You will continue to pay the rider charge after the Charge Lock Date as long as your selected benefit is in effect and your Contract Value is positive. For Income Protector see section 7, Expenses – Rider Charge. For Income Focus see Appendix I.
(10)	Available on Version A Contracts issued on or after April 1, 2009.
(11)	We assess the additional M&E charge for these optional benefits during the Accumulation Phase while your benefit is in effect and your Contract Value is positive as discussed in Appendix D.
(12)	A qualifying event is the reset of a Lifetime Benefit’s Annual Increase, or an automatic annual Lifetime Plus Payment increase, that occurred on or after April 29, 2013. If you have had an annual payment increase, your additional M&E charge does not change until the next fifth Benefit Anniversary. If you have had a qualifying event, you can decline this increase to the additional M&E charge as discussed in Appendix D.
(13)	On the Benefit Date, the additional M&E charge reduces 0.10% as discussed in Appendix D.
(14)	We assess the additional M&E charge for these optional benefits during the Accumulation Phase while your benefit is in effect and your Contract Value is positive as discussed in Appendix E.
Annual Operating Expenses of the Investment Options
Following are the minimum and maximum total annual operating expenses charged by any of the Investment Options for the period ended December 31, 2019, before the effect of any contractual expense reimbursement or fee waiver. We show the expenses as a percentage of an Investment Option’s average daily net assets.
	Minimum	Maximum
Total annual Investment Option operating expenses(15) (including management fees, distribution or 12b-1 fees, and other expenses)
before fee waivers and expense reimbursements	0.49%	2.27%
(15)	Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. Amounts may be different for each Investment Option. The maximum current fee is 0.25%. If these fees are deducted from Investment Option assets, they are reflected in the above table and disclosed in Appendix A. Appendix A contains annual operating expense details for each Investment Option.
Examples
These examples are intended to help you compare the cost of investing in this Contract with the costs of other variable annuity contracts. These examples assume you make a $10,000 investment and your selected Investment Options earn a 5% annual return. They also assume the maximum potential fees and charges for each period and are not a representation of past or future expenses. Your Contract expenses may be more or less than the examples below, depending on the Investment Option(s) and optional benefits you selected, and whether and when you take withdrawals.
We deduct the $50 contract maintenance charge in the examples at the end of the last Business Day before each Contract Anniversary during the Accumulation Phase. A Contract Anniversary is a twelve-month anniversary of your Contract’s Issue Date. During the Annuity Phase, we deduct the contract maintenance charge proportionately from each Annuity Payment. We may waive this charge under certain circumstances, as described in section 7, Expenses – Contract Maintenance Charge. A transfer fee may apply, but is not reflected in these examples (see section 7, Expenses – Transfer Fee).

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All figures in the examples below reflect the most expensive combination of benefits, which is the Base Contract with Bonus Option, Quarterly Value Death Benefit, and Income Protector with joint payments (8.5% declining withdrawal charge, 2.00% M&E charge and a maximum rider charge of 2.75%). However, Income Protector is the only currently available optional benefit.
1)	If you surrender your Contract (take a full withdrawal) at the end of each time period.

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
2.27% (maximum Investment Option operating expense)	$1,626	$3,210	$4,678	$8,125
0.49% (minimum Investment Option operating expense)	$1,445	$2,696	$3,872	$6,782
2)	If you apply your total Contract Value to Annuity Payments (take a Full Annuitization) at the end of each time period. The earliest available date Annuity Payments can begin (Income Date) is two years after the Issue Date (the date we issue the Contract).

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
2.27% (maximum Investment Option operating expense)	N/A	$2,360	$3,978	$8,125
0.49% (minimum Investment Option operating expense)	N/A	$1,846	$3,172	$6,782
3)	If you do not surrender your Contract.

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
2.27% (maximum Investment Option operating expense)	$776	$2,360	$3,978	$8,125
0.49% (minimum Investment Option operating expense)	$595	$1,846	$3,172	$6,782
See Appendix B for condensed financial information regarding the accumulation unit values (AUVs) for the highest and lowest charges as of December 31, 2019. See the SAI Appendix for condensed financial information regarding the December 31, 2019 AUVs for other charges.
• FOR CONTRACTS WITH INCOME FOCUS: In example 1 (if you surrender your Contract) and example 3 (if you do not surrender your Contract) the most expensive combination of benefits in Year 1 are for the Base Contract with Bonus Option, Quarterly Value Death Benefit and Income Focus with joint payments (8.5% declining withdrawal charge, 2.00% M&E charge and a maximum rider charge of 2.95%). Please see Appendix L for expense example 1 (full surrender) and 3 (no surrender) for these Contracts.

1.  The Variable Annuity Contract
• The Contract is no longer offered for sale, but you may be able to make additional Purchase Payments.
An annuity is a contract between you as the Owner, and an insurance company (in this case Allianz Life), where you make payments to us and the money is invested in Investment Options available through the Contract. Depending on market conditions, your Contract can gain or lose value based on your selected Investment Options’ performance. When you are ready to take money out, we make payments to you according to your instructions and any restrictions associated with the payout option you select that is described in this prospectus. We do not make any changes to your Contract without your permission except as may be required by law.
The Contract has an Accumulation Phase and an Annuity Phase.
The Accumulation Phase is the first phase of your Contract, and it begins on the Issue Date. During the Accumulation Phase, your money is invested in the Investment Options you select on a tax-deferred basis. Tax deferral means you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. (For more information, see section 12, Taxes.)
During the Accumulation Phase you can take withdrawals (subject to any withdrawal charge) and you can make additional Purchase Payments subject to the restrictions set out in section 3, Purchase Payments – Purchase Payment Requirements.

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The Contract previously offered the following optional benefits, for an additional charge.
•	Income Protector (see section 11.a) provides guaranteed lifetime income called Lifetime Plus Payments that can begin once the minimum exercise age is met, or as late as age 90. We base payments on the Benefit Base that is at least equal to the Annual Increase (total Purchase Payments adjusted for withdrawals plus a quarterly simple interest increase). Income Protector was available from July 22, 2009 through April 24, 2020.
•	The Quarterly Value Death Benefit potentially provides an increased death benefit based on the highest quarterly Contract Value adjusted for withdrawals (Quarterly Anniversary Value). The Quarterly Value Death Benefit was only available at issue. Section 11.b describes the Quarterly Value Death Benefit that was available from April 30, 2012 through April 26, 2013. Appendix F describes the original Quarterly Value Death Benefit available from May 1, 2007 through April 30, 2010, and the second Quarterly Value Death Benefit available from May 2, 2010 through April 27, 2012.
•	The Bonus Option (see section 11.c) provides a 6% bonus on Purchase Payments received before age 81 subject to a three-year vesting schedule. The Bonus Option has a higher and longer withdrawal charge schedule and was only available at issue from was available from May 1, 2007 through April 26, 2013.
•	The Lifetime Benefits (see Appendix D) are similar to Income Protector. These benefits also provide Lifetime Plus Payments based on the Benefit Base, but the Benefit Base is calculated differently under each benefit. The Lifetime Plus Benefit was available from May 1, 2007 through January 23, 2009 and the Lifetime Plus II Benefit was available from November 12, 2007 through March 31, 2009. Both of these benefits allow payments to begin from age 50 to age 90. The Lifetime Plus 10 Benefit was available from July 17, 2008 through March 31, 2009 and payments can begin from age 65 to 90.
•	The Target Date Benefits (see Appendix E) are similar to Investment Protector. These benefits provide a Target Value (a level of protection for your principal and any annual investment gains) that is available on a future date if you hold the Contract for the required period. The Target Date Retirement Benefit was available from March 17, 2008 through January 23, 2009, and the Target Date 10 Benefit was available from January 26, 2009 through March 31, 2009.
•	The Short Withdrawal Charge Option (see Appendix G) shortens the Base Contract’s withdrawal charge period from seven to four years. It was only available at issue from May 1, 2007 through July 23, 2012.
•	The No Withdrawal Charge Option (see Appendix H) eliminates the Base Contract’s withdrawal charge. It was only available at issue on Version A Contracts issued from March 17, 2008 through March 31, 2009, and then again from July 22, 2009 through April 29, 2011. The No Withdrawal Charge Option was also available on Version B Contracts issued from May 2, 2011 through July 23, 2012. The No Withdrawal Charge Option originally required selection of an Additional Required Benefit. Effective October 17, 2016 this requirement no longer applies and you can either retain or remove the previously selected Additional Required Benefit from your Contract. The Additional Required Benefits provide either guaranteed lifetime income (Lifetime Benefits, Income Focus and Income Protector) or an accumulation guarantee (Target Date Benefits and Investment Protector), but these benefits also have an additional charge and restrict Investment Option selection. Removing an Additional Required Benefit will reduce your overall expenses and give you access to more Investment Options which may help increase your investment returns, but you will be giving up the benefit’s guaranteed income or accumulation features. Removing an Additional Required Benefit is an irrevocable decision. Please consult with a Financial Professional before deciding to remove an Additional Required Benefit from your Contract.
•	Income Focus (see Appendix I) provides guaranteed lifetime income called Income Focus Payments (which are similar to Lifetime Plus Payments) that can begin from age 60 to age 90. We base payments on a percentage (Income Value Percentage) of each Income Value (Purchase Payments adjusted for withdrawals). Income Value Percentages can potentially increase by 1% each year if your Contract Value increases (Performance Increases). Income Focus was available from April 30, 2012 through April 24, 2015.
•	Investment Protector (see Appendix J) is similar to the Target Date Benefits. This benefit also provides a Target Value that is available on a future date if you hold the Contract for the required period, but the Target Value is calculated differently. Investment Protector was available from July 22, 2009 through October 16, 2016.
The Accumulation Phase ends upon the earliest of the following.
•	The Business Day before the Income Date if you take a Full Annuitization. A Business Day is any day the New York Stock Exchange is open, except when an Investment Option does not value its shares.
•	The Business Day we process your request for a full withdrawal.

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•	Upon the death of any Owner (or the Annuitant if the Contract is owned by a non-individual), the Business Day we first receive a Valid Claim from any one Beneficiary, unless the surviving spouse/Beneficiary continues the Contract. If there are multiple Beneficiaries, the remaining Contract Value continues to fluctuate with the performance of the Investment Options until the complete distribution of the death benefit.
If you request Annuity Payments, your Contract enters the Annuity Phase. During the Annuity Phase we make regular periodic payments (Annuity Payments) based on the life of a person you choose (the Annuitant). We send Annuity Payments to you (the Payee). You can choose when Annuity Payments begin (the Income Date), subject to certain restrictions. We base Annuity Payments on your Contract Value and the payout rates for the Annuity Option you select. If the Income Date occurs after Lifetime Plus Payments or Income Focus Payments begin and these payments are greater than the Annuity Payments as calculated for certain Annuity Options, you can elect to convert these payments to Annuity Payments as described in section 9 – When Annuity Payments Begin. For contracts with a previously available Lifetime Benefit, this is described in Appendix D. If you select variable Annuity Payments, your payments will change based on your selected Investment Options’ performance. If you select fixed Annuity Payments, your payments do not change unless an Annuitant dies. The Annuity Phase ends when we make the last Annuity Payment under your selected Annuity Option. For more information, see section 9, The Annuity Phase.
When the Contract Ends
The Contract ends when:
•	all applicable phases of the Contract (Accumulation Phase and/or Annuity Phase) have ended, and/or
•	if we received a Valid Claim, all applicable death benefit payments have been made.
For example, if you take a full withdrawal of the total Contract Value, both the Accumulation Phase and the Contract end even though the Annuity Phase never began and we did not make any death benefit payments.

2.  Owners, Annuitants, and Other Specified Persons
Owner
You, as the Owner, have all the rights under the Contract. The Owner was designated at Contract issue. The Owner may be a non-individual, which is anything other than an individual person, which could be a trust, qualified plan, or corporation. Qualified Contracts and non-individually owned Contracts can only have one Owner.
Joint Owners
Non-Qualified Contracts can be owned by up to two individual Owners. If a Contract has Joint Owners, we generally require the signature of both Owners on any forms that are submitted to our Service Center. Our “Service Center” is the area of our company that issues Contracts and provides Contract maintenance and routine customer service.
• Partial Annuitizations (applying only part of your Contract Value to Annuity Payments) are not available to Joint Owners. There can be only one Owner, the Owner must be the Annuitant, and we do not allow the Owner to add a joint Annuitant.
Annuitant
The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designated an Annuitant when you purchased a Contract. For Qualified Contracts, before the Income Date the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement. You can change the Annuitant on an individually owned Non-Qualified Contract at any time before the Income Date, but you cannot change the Annuitant if the Owner is a non-individual (for example, a qualified plan or trust). Subject to our approval, you can add a joint Annuitant on the Income Date if you take a Full Annuitization. For Qualified Contracts, the ability to add a joint Annuitant is subject to any plan requirements associated with the Contract. For individually owned Contracts, if the Annuitant who is not an Owner dies before the Income Date, the sole Owner (or younger Joint Owner) automatically becomes the new Annuitant, but the Owner can subsequently name another Annuitant.
Designating different persons as Owner(s) and Annuitant(s) can have important impacts on whether a death benefit is paid, and on who receives it as indicated below. For more examples, please see Appendix A to the SAI. In order to convert Lifetime Plus Payments or Income Focus Payments to Annuity Payments the Covered Person(s) must be named as the Annuitant(s) as discussed in section 9, When Annuity Payments Begin. For contracts with a previously available

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Lifetime Benefit, this is described in Appendix D. Designating different persons as Covered Person(s) and Annuitant(s) will cause Income Protector or Income Focus and any lifetime payments to end at the maximum permitted Income Date. Use care when designating Owner(s), Annuitant(s) and Covered Person(s), and consult your Financial Professional if you have questions.

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UPON THE DEATH OF A SOLE OWNER

Action under any portion of the Contract that is in the Accumulation Phase

•	We pay a death benefit to the person you designate (the Beneficiary) unless the Beneficiary is the surviving spouse and continues the Contract. If you selected a Target Date Benefit or Investment Protector, this benefit ends unless the Contract is continued by a surviving spouse. If you selected a Lifetime Benefit, Income Protector or Income Focus, this benefit and any lifetime payments end unless the Contract is continued by a surviving spouse who is also both a Beneficiary and Covered Person.
•	The death benefit is the greater of the Contract Value or the guaranteed death benefit value. The guaranteed death benefit value is total Purchase Payments adjusted for withdrawals under the Traditional Death Benefit, or the Quarterly Anniversary Value under the Quarterly Value Death Benefit.
•	If a surviving spouse Beneficiary continues the Contract, as of the end of the Business Day we receive their Valid Claim:
–	we increase the Contract Value to equal the guaranteed death benefit value if greater, and the death benefit continues to be available to the surviving spouse’s Beneficiary(s),
–	the surviving spouse becomes the new Owner, and
–	the Accumulation Phase continues.
Action under any portion of the Contract that is in the Annuity Phase

•	The Beneficiary becomes the Payee. If we are still required to make Annuity Payments under the selected Annuity Option, the Beneficiary also becomes the new Owner.
•	If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•	If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
–	Annuity Option 1 or 3, payments end.
–	Annuity Option 2 or 4, payments end when the guarantee period ends.
–	Annuity Option 5, payments end and the Payee may receive a lump sum refund.
•	If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

Beneficiary
The Beneficiary is the person(s) or entity you designated at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If a Beneficiary predeceases you, or you and a Beneficiary die simultaneously as defined by applicable state law or regulation, that Beneficiary’s interest in this Contract ends unless your Beneficiary designation specifies otherwise. If there are no surviving Beneficiaries or if there is no named Beneficiary, we pay the death benefit to your estate or the Owner if the Owner is a non-individual.
• FOR JOINTLY OWNED CONTRACTS: The sole primary Beneficiary is the surviving Joint Owner regardless of any other named Beneficiaries. If both Joint Owners die simultaneously as defined by applicable state law or regulation, we pay the death benefit to the named contingent Beneficiaries, or to the estate of the Joint Owner who died last if there are no named contingent Beneficiaries.
Covered Person(s)
If you have Income Protector or Income Focus, we base Lifetime Plus Payments or Income Focus Payments (lifetime payments) on the lives of the Covered Person(s). Their ages determine when lifetime payments can begin and the initial payment amount. When you selected Income Protector or Income Focus, you choose whether you want payments based on your life (single lifetime payments), or the lifetime of you and your spouse (joint lifetime payments). Joint Owners and joint Covered Persons must be spouses within the meaning of federal tax law. Based on your payment selection, we determine the Covered Persons as follows.
For single lifetime payments and:
•	solely owned Contracts, the Covered Person is the Owner.
•	jointly owned Contracts, you can choose which Owner is the Covered Person.
•	Contracts owned by a non-individual, the Covered Person is the Annuitant.

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For joint lifetime payments, Covered Persons must be spouses and:
•	Non-Qualified Contracts:
–	spouses must be Joint Owners; or
–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary.
•	Qualified Contracts:
–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary; or
–	if the Owner is a qualified plan or a custodian, then one spouse must be the Annuitant and the other spouse must be the sole contingent Beneficiary because we also require the qualified plan or custodian to be the sole primary Beneficiary. This structure allows the surviving non-Annuitant spouse to continue to receive lifetime payments, assuming the surviving non-Annuitant spouse is the beneficiary under the qualified plan or custodial IRA.
After the date Income Protector or Income Focus is added to your Contract (Rider Effective Date) you cannot add or change a Covered Person. However, you can remove a joint Covered Person before the Benefit Date on a Contract Anniversary, or after the Benefit Date on a Benefit Anniversary by completing the appropriate form and sending it to us within 30 days before the anniversary. A Contract Anniversary is a twelve-month anniversary of your Contract’s Issue Date. A Benefit Anniversary is a twelve-month anniversary of the Benefit Date that Lifetime Plus Payments or Income Focus Payments begin. We process your request on the Contract Anniversary* (or Benefit Anniversary*) that occurs immediately after we receive your request in Good Order at our Service Center. A request is in “Good Order” when it contains all the information we require to process it. If you remove a joint Covered Person, we change your rider charge to equal the current charge for single lifetime payments that is in effect on the anniversary that we process your request to remove a joint Covered Person if this amount differs from your current charge. However, any new rider charge cannot be greater than the maximum listed in the Fee Tables or section 7, Expenses – Rider Charge.
*	Or on the next Business Day if the Contract Anniversary or Benefit Anniversary is not a Business Day.
Joint Covered Persons must qualify as spouses under federal tax law until the benefit ends. Until then, if at any time joint Covered Persons are no longer spouses, you must send us written notice. We either divide the Contract in accordance with any applicable court order or law regarding division of assets upon divorce, or we will remove one former spouse from the Contract as a Covered Person and also as an Owner, Joint Owner and Annuitant. At this time, we change the rider charge to equal the current charge for single lifetime payments that is in effect if this amount differs from your current charge. However, any new rider charge cannot be greater than the maximum listed in the Fee Tables or section 7, Expenses – Rider Charge. When we receive notification of an Owner’s death, if we discover that the joint Covered Persons were not federally recognized spouses at the time of death, spousal continuation of the Contract is not available. Therefore, your benefit, any lifetime payments and the Contract all end.
If you have Income Protector and remove a joint Covered Person, we may increase your annual maximum Lifetime Plus Payment. If at the end of the last Business Day before the Benefit Anniversary that we remove the joint Covered Person the payment percentage for the remaining Covered Person’s current age multiplied by the Contract Value is greater than your current annual maximum Lifetime Plus Payment, we increase your payment to this new amount. If you have Income Focus removing a joint Covered Person does not change your annual maximum Income Focus Payment.
Once we remove a Covered Person, he or she cannot be reinstated.

• Following an assignment or change of ownership/Annuitant/Beneficiary, if a Covered Person no longer has the required relationship stated here, he or she is removed from the Contract as a Covered Person. If we remove all Covered Persons from the Contract, the benefit and any lifetime payments end.
• For Joint Owners selecting single lifetime payments: If you are no longer spouses on the date of an Owner’s death and the Contract Value is positive, we pay any applicable death benefit to the Beneficiary(s) and the benefit and any lifetime payments end. This means Lifetime Plus Payments or Income Focus Payments are no longer available even if a Covered Person is still alive.
Payee
The Payee is the person or entity who receives Annuity Payments during the Annuity Phase. The Owner receives tax reporting on those payments. Generally we require the Payee to be an Owner. However, we may allow you to name a charitable trust, financial institution, qualified plan, or an individual specified in a court order as a Payee subject to our approval. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee.

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Assignments, Changes of Ownership and Other Transfers of Contract Rights
You can assign your rights under this Contract to someone else during the Accumulation Phase. An assignment may be absolute or limited, and includes changes of ownership, collateral assignments, or any other transfer of specific Contract rights. After an assignment, you may need the consent of the assignee of record to exercise certain Contract rights depending on the type of assignment and the rights assigned.
You must submit your request to assign the Contract in writing to our Service Center and we must approve it in writing. To the extent permitted by state law, we reserve the right to refuse to consent to any assignment at any time on a nondiscriminatory basis. We will not consent if the assignment would violate or result in noncompliance with any applicable state or federal law or regulation.
Upon our consent, we record the assignment. We are not responsible for the validity or effect of the assignment. We are not liable for any actions we take or payments we make before we receive your request in Good Order and record it. Assigning the Contract does not change, revoke or replace the originally named Annuitant or Beneficiary; if you also want to change the Annuitant or Beneficiary you must make a separate request.
An assignment may be a taxable event. In addition, there are other restrictions on changing the ownership of a Qualified Contract and Qualified Contracts generally cannot be assigned absolutely or on a limited basis. You should consult with your tax adviser before assigning this Contract.
• IF YOU HAVE INCOME PROTECTOR OR INCOME FOCUS: An assignment does not change the Covered Person(s). Following an assignment or change of ownership/Annuitant/Beneficiary, if all Covered Persons no longer have the required relationship as stated under “Covered Person(s)” in this section (Owner, Annuitant or sole Beneficiary) your selected benefit and any lifetime payments end. Any existing Contract assignment must be removed before you begin receiving lifetime payments. We may make exceptions to the removal of a Contract assignment in order to comply with applicable law. This means that Lifetime Plus Payments or Income Focus Payments may end even if the Covered Person is still alive.

3.  Purchase Payments
Purchase Payment Requirements
• For Contracts issued before August 17, 2009, we no longer accept additional Purchase Payments unless your Contract was issued in Connecticut, Florida, or New Jersey.
The additional Purchase Payment requirements for this Contract are as follows.
•	If you do not have Income Protector, Income Focus, or Investment Protector, you can make additional Purchase Payments of $50 or more during the Accumulation Phase.
•	If you have Income Protector, Income Focus, or Investment Protector, we restrict additional Purchase Payments. Each rider year that we allow additional payments you cannot add more than your initial amount without our prior approval. Your initial amount is all Purchase Payments received before the first Quarterly Anniversary of the first Contract Year. A Contract Year is a period of twelve months beginning on the Issue Date or any subsequent Contract Anniversary. If you have Income Protector or Income Focus, we do not allow additional payments on or after the date Lifetime Plus Payments or Income Focus Payments begin (Benefit Date). If you have Investment Protector we do not allow additional payments on or after the third rider anniversary. If your benefit was effective on the Issue Date, we allow you to add up to the initial amount in the remainder of the first Contract Year (the first Quarterly Anniversary to the last Business Day before the first Contract Anniversary). The minimum additional Purchase Payment we will accept is $50.
If you remove Income Protector, Income Focus or Investment Protector, these restrictions no longer apply.
•	We do not accept additional Purchase Payments on or after the Income Date if you take a Full Annuitization.
•	The maximum total Purchase Payments we accept without our prior approval is $1 million.
We may, at our sole discretion, waive the minimum Purchase Payment requirements.
If you make additional Purchase Payments, we add this money to your Contract on the Business Day we receive it in Good Order. Our Business Day closes when regular trading on the New York Stock Exchange closes.

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If you submit a Purchase Payment to your Financial Professional, we do not begin processing the payment until we receive it. A Purchase Payment is “received” when it arrives at our Service Center from the address for mailing checks listed at the back of this prospectus regardless of how or when you submitted them. We forward Purchase Payments we receive at the wrong address to the last address listed at the back of this prospectus, which may delay processing.
For Contracts issued on or after August 17, 2009, we may terminate your ability to make additional Purchase Payments because we reserve the right to decline any or all Purchase Payments at any time on a nondiscriminatory basis. This applies to Contracts issued in all states except those listed in Appendix M. If mandated under applicable law, we may be required to reject a Purchase Payment. If we exercise our right to no longer allow additional Purchase Payments this may limit your ability to fund your Contract’s guaranteed benefits such as Income Protector’s Benefit Base, Income Focus’ Income Values, Investment Protector’s Target Value or the Quarterly Value Death Benefit’s Quarterly Anniversary Value.
Allocation of Purchase Payments
You must allocate your money to the Investment Options in whole percentages. If you have the Bonus Option, we allocate the bonus in the same way as the corresponding Purchase Payment. We allow you to invest in up to 15 Investment Options at any one time. We may change this maximum in the future, but you can always invest in at least five Investment Options.
You can instruct us how to allocate additional Purchase Payments. If you do not instruct us, we allocate them according to your future Purchase Payment allocation instructions. Contract Value transfers between Investment Options do not change your future allocation instructions, or how we rebalance your Contract Value quarterly if you have Income Protector, Income Focus, or Investment Protector. For more information, see section 5, Investment Options – Electronic Investment Option Transfer and Allocation Instructions.
You can change your future allocation instructions at any time without fee or penalty. Future allocation instruction changes are effective on the Business Day we receive them in Good Order at our Service Center. If you change your future allocation instructions and you are participating in the dollar cost averaging program or the flexible rebalancing program, this change does not automatically apply to your allocation instructions for these programs. To change your allocation instructions for these programs, you must send us additional instructions. We accept changes to future allocation instructions from any Owner unless you instruct otherwise. We may allow you to authorize someone else to change allocation instructions on your behalf.
Automatic Investment Plan (AIP)
• For Contracts issued before August 17, 2009 we no longer accept additional Purchase Payments so AIP is no longer available unless your Contract was issued in Connecticut, Florida, or New Jersey.
The AIP makes additional Purchase Payments during the Accumulation Phase on a monthly or quarterly basis by electronic money transfer from your savings, checking or brokerage account. You can participate in AIP by completing our AIP form. Our Service Center must receive your form in Good Order by the 15th of the month (or the next Business Day if the 15th is not a Business day) in order for AIP to begin that same month. We process AIP Purchase Payments on the 20th of the month, or the next Business Day if the 20th is not a Business Day. We allocate AIP Purchase Payments according to your future allocation instructions. AIP Purchase Payments must comply with the allocation requirements and restrictions stated in this section, including the initial amount if you have Income Protector, Income Focus, or Investment Protector. AIP has a maximum of $1,000 per month. We must receive your request to stop or change AIP at our Service Center by 4 p.m. Eastern Time on the Business Day immediately before the Business Day we process AIP to make the change that month. AIP ends automatically as follows.
•	If you begin Annuity Payments, AIP ends on the Business Day before the Income Date.
•	If you have Income Protector or Income Focus, AIP ends on the Benefit Date.
•	If you have Investment Protector, AIP ends on the third rider anniversary.
We reserve the right to discontinue or modify AIP at any time and for any reason.
• For Owners of Qualified Contracts, AIP is not available if your Contract is funding a plan that is tax qualified under Section 401 or 403(b) of the Internal Revenue Code.

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Dollar Cost Averaging (DCA) Program
The DCA program transfers Contract Value or Bonus Value (Contract Value plus any unvested bonus amounts if you have the Bonus Option) monthly from the AZL Government Money Market Fund to your selected Investment Options. By allocating on a regularly scheduled basis, as opposed to making a one-time allocation, your Contract Value may be less susceptible to market fluctuations. However, dollar cost averaging does not directly result in a Contract Value gain or protect against a market loss.
You can participate in either the six- or twelve-month DCA program by completing our DCA form. You can participate in this program, during the Accumulation Phase, one or more times. There are no fees for DCA transfers and currently, we do not count them as a free transfer. We reserve the right to discontinue or modify the DCA program at any time and for any reason.
If you choose to participate in this program, you must allocate at least $1,500 to the AZL Government Money Market Fund. Each month while the program is in effect, we transfer Contract Value (or Bonus Value, if applicable) applied to the DCA program from the AZL Government Money Market Fund according to your future Purchase Payment allocation instructions.
Information on the AZL Government Money Market Fund can be found in section 5, Investment Options; Appendix A – Annual Operating Expenses for Each Investment Option; and in the AZL Government Money Market Fund prospectus that you can obtain from your Financial Professional or us by calling the toll-free telephone number at the back of this prospectus.
We make DCA transfers on the tenth of the month, or the next Business Day if the tenth is not a Business Day. We must receive your DCA form in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these transfers or your participation does not begin until next month.
Your participation ends on the earliest of the following:
•	the Benefit Date that Lifetime Plus Payments begin if you have Income Protector;
•	you request to end the program (your request must be received at our Service Center by 4 p.m. Eastern Time on the Business Day immediately before the tenth to end that month);
•	the DCA program period ends (which is either six or twelve months); or
•	your Contract ends.
If the DCA program ends at your request or because you request Lifetime Plus Payments, on the Business Day your program ends we transfer any remaining DCA program Contract Value in the AZL Government Money Market Fund according to your future allocation instructions.
• For Contracts with Income Protector or Investment Protector, quarterly rebalancing transfers under these benefits do not move Contract Value allocated to the DCA program into or out of the AZL Government Money Market Fund.
• This program is not available if you have Income Focus.

4.  Valuing Your Contract
Your Contract Value (and Bonus Value, if applicable) increases and decreases based on Purchase Payments (and any bonus), transfers, withdrawals, deduction of fees and charges, and your selected Investment Options’ performance.
We place Purchase Payments you allocate to the Investment Options into subaccounts under our Separate Account (Allianz Life Variable Account B). Each subaccount invests exclusively in one Investment Option. We use accumulation units to account for all amounts allocated to or withdrawn from each subaccount. If you request variable Annuity Payments during the Annuity Phase, we call this measurement an annuity unit.
Accumulation Units
When we receive a Purchase Payment at our Service Center, we credit your Contract with accumulation units based on the Purchase Payment (and any bonus) amount and daily price (accumulation unit value) for the subaccount of your selected Investment Option. A subaccount’s accumulation unit value is based on the price (net asset value) of the underlying Investment Option. An Investment Option’s net asset value is typically determined at the end of each Business Day, and any Purchase Payment received at or after the end of the current Business Day receives the next Business Day’s price.

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We arbitrarily set the initial accumulation unit value for each subaccount. On the Issue Date, the number of accumulation units in each subaccount was equal to the initial Purchase Payment (and any bonus) amount allocated to a subaccount, divided by that subaccount’s accumulation unit value.
Example
•	On Wednesday, we receive at our Service Center an additional Purchase Payment of $3,000 from you before the end of the Business Day.
•	When the New York Stock Exchange closes on that Wednesday, we determine that the accumulation unit value is $13.25 for your selected Investment Option.
We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with 226.415094 subaccount accumulation units for your selected Investment Option.
At the end of each Business Day, we adjust the number of accumulation units in each subaccount as follows. Additional Purchase Payments (and any bonus) and transfers into a subaccount increase the number of accumulation units. Withdrawals, transfers out of a subaccount, and the deduction of any Contract charge other than the M&E charge decrease the number of accumulation units. The M&E charge reduces the accumulation unit value, not the number of accumulation units.
At the end of each Business Day for each subaccount, we multiply the accumulation unit value at the end of the prior Business Day by the percentage change in value of an Investment Option since the prior Business Day. The percentage change includes both the market performance of the Investment Option and the assessed M&E Charge.
Computing Contract Value and Bonus Value
We calculate your Contract Value or Bonus Value (Contract Value plus any unvested bonus amounts if you have the Bonus Option) at the end of each Business Day by multiplying each subaccount’s accumulation unit value by its number of accumulation units, and then adding those results together for all subaccounts. If you have a Bonus Contract, we compute your Contract Value by deducting the unvested bonus amount from the Bonus Value. Additional Purchase Payments increase your Contract Value, withdrawals and Contract charges reduce your Contract Value. Your Contract Value and Bonus Value (if applicable) on any given Business Day are determined at the end of the prior Business Day. For example, your Contract Value on a Contract Anniversary reflects the number and value of the accumulation units at the end of the prior Business Day.

5.  Investment Options
The following table lists this Contract’s Investment Options and their associated investment advisers and subadvisers, investment objectives, and principle investment strategies. Depending on market conditions, you can gain or lose value by investing in the Investment Options. In the future, we may add, eliminate or substitute Investment Options to the extent permitted by the federal securities laws and, when required, the Securities & Exchange Commission. Certain Investment Options listed here may not be available to you as disclosed in the list of Investment Options at the front of this prospectus.
You should read the Investment Options’ prospectuses carefully. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. The operation of the Investment Options and their various risks and expenses are described in the Investment Options’ prospectuses. You can obtain the current Investment Options’ prospectus by contacting your Financial Professional or calling us at the toll-free telephone number listed at the back of this prospectus.

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The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. As of May 1, 2020, the COVID-19 pandemic has led to significant volatility and negative returns in the financial markets. These market conditions have impacted the performance of the Investment Options, as well as the funds underlying the Investment Options. If these market conditions continue, and depending on your individual circumstances (e.g., your selected Investment Options, and the timing of any Purchase Payments, transfers, or withdrawals), you may experience (perhaps significant) negative returns under the Contract. The COVID-19 pandemic and other market factors have resulted in an abnormally low interest rate environment, in which certain rates have gone negative. This low level of rates can affect the returns of an Investment Option, other product features, and the performance of your Contract. The duration of the COVID-19 pandemic, and the future impact that the pandemic may have on the financial markets and global economy, cannot be foreseen. You should consult with a Financial Professional about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the Contract, such as making Purchase Payments, transfers, or withdrawals, based on your individual circumstances.
Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. A material conflict of interest may arise between insurance companies, owners of different types of contracts, and retirement plans or their participants. Each Investment Option’s Board of Directors monitors for material conflicts, and determines what action, if any, should be taken to address any conflicts.
The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios managed by the same investment advisers. Although the names, objectives and policies may be similar, the Investment Options investment results may be higher or lower than these other portfolios’ results. The investment advisers cannot guarantee, and make no representation, that these similar funds’ investment results will be comparable even though the Investment Options have the same names, investment advisers, objectives, and policies.
Each Investment Option offered by the Allianz Variable Insurance Products Fund of Funds Trust (Allianz VIP Fund of Funds Trust) is a “fund of funds” and diversifies its assets by investing primarily in shares of several other affiliated mutual funds.
The Investment Options may pay 12b-1 fees to the Contracts’ distributor, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. In addition, we may enter into certain arrangements under which we, or Allianz Life Financial Services, LLC, are compensated by the Investment Options’ advisers, distributors and/or affiliates for administrative services and benefits we provide to the Investment Options. The compensation amount usually is based on the Investment Options’ aggregate assets purchased through contracts we issue or administer. Some advisers may pay us more or less than others. The maximum service fee we currently receive is 0.35% annually of the average aggregate amount invested by us in the Investment Options.
The Allianz VIP Fund of Funds Trust underlying funds do not pay 12b-1 fees or service fees to the Trust, and the Trust does not charge 12b-1 fees or service fees. The Allianz VIP Fund of Funds Trust underlying funds or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to you. Service fees may vary depending on the underlying fund.
We offer other variable annuity contracts that may invest in these Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.
The following advisers and subadvisers are affiliated with us through common ownership: Allianz Investment Management LLC and Pacific Investment Management Company LLC.

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INVESTMENT OPTIONS
Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
ALLIANZ FUND OF FUNDS
Allianz Investment Management LLC	AZL Balanced Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration	Invests primarily in a combination of five underlying bond and equity index funds, to achieve a range generally from 40% to 60% of assets in the underlying equity index funds and 40% to 60% in the underlying bond index fund.
	AZL DFA Multi-Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation	Invests primarily in a combination of four underlying funds subadvised by Dimensional Fund Advisors LP, with approximately 60% of assets in the underlying equity funds and 40% in the underlying bond fund.
	AZL Moderate Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation	Invests primarily in a combination of five underlying bond and equity index funds, to achieve a range generally from 50% to 70% of assets in the underlying equity index funds and 30% to 50% in the underlying bond index fund.
	AZL MVP Balanced Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration	Invests primarily (approximately 95%) in a combination of five underlying index funds (generally allocated 40% to 60% to underlying equity index funds and 40% to 60% to underlying bond index fund), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.
	AZL MVP DFA Multi-Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation	Invests primarily (approximately 95%) in a combination of four underlying funds subadvised by Dimensional Fund Advisors LP, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.
	AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	A “Fund of Funds” Model Portfolio	High level of current income while maintaining prospects for capital appreciation	Invests primarily (approximately 95%) in the underlying AZL Fidelity Institutional Asset Management® Multi-Strategy Fund, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.
	AZL MVP Fusion Dynamic Balanced Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration	Invests primarily (approximately 95%) in a combination of underlying investments, to achieve a range generally from 40% to 60% of assets in equity funds and approximately 40% to 60% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.
	AZL MVP Fusion Dynamic Conservative Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration	Invests primarily (approximately 95%) in a combination of underlying investments, to achieve a range generally from 25% to 45% of assets in equity funds and approximately 55% to 75% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.
	AZL MVP Fusion Dynamic Moderate Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation	Invests primarily (approximately 95%) in a combination of underlying investments, to achieve a range generally from 50% to 70% of assets in equity funds and approximately 30% to 50% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.
	AZL MVP Global Balanced Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration	Invests primarily (approximately 95%) in a combination of three underlying funds including, AZL MSCI Global Equity Index Fund (42.5%), AZL MSCI Emerging Markets Equity Index Fund (5%), and AZL Enhanced Bond Index Fund (47.5%) under normal market conditions, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.

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Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
	AZL MVP Growth Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation	Invests primarily (approximately 95%) in a combination of five underlying index funds (generally allocated 65% to 85% to underlying equity index funds and 15% to 35% to underlying bond index fund), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.
	AZL MVP Moderate Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation	Invests primarily (approximately 95%) in a combination of five underlying index funds (generally allocated 50% to 70% to underlying equity index funds and 30% to 50% to underlying bond index fund), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.
	AZL MVP T. Rowe Price Capital Appreciation Plus Fund	A “Fund of Funds” Model Portfolio	Long term capital appreciation with preservation of capital as an important intermediate-term objective	Invests primarily (approximately 95%) in a combination of three underlying funds including AZL T. Rowe Price Capital Appreciation Fund (50%), approximately 30% in the AZL S&P 500 Fund and 20% in the AZL Enhanced Bond Index Fund, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.
BLACKROCK
Allianz Investment Management LLC/BlackRock Financial Management, Inc.	AZL Enhanced Bond Index Fund	Intermediate-Term Bonds	Exceed total return of the Barclays Capital U.S. Aggregate Bond Index	Invests at least 80% of net assets in investment-grade debt securities of all types and repurchase agreements for those securities.
Allianz Investment Management LLC/BlackRock Advisors, LLC	AZL Government Money Market Fund	Cash Equivalent	Current income consistent with stability of principal	Invests at least 99.5% of its total assets in cash, government securities, or repurchase agreements that are collateralized fully. Invests at least 80% in government securities or in repurchase agreements collateralized by government securities. Investments include U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. In addition, the Fund may invest in variable and floating rate instruments. During extended periods of low interest rates, and due in part to contract fees and expenses, the yield of the AZL Government Money Market Fund may also become extremely low and possibly negative.
Allianz Investment Management LLC/BlackRock Investment Management, LLC	AZL International Index Fund	International	Seeks to match the performance of the MSCI EAFE® Index as closely as possible	Invests at least 80% of its assets in a statistically selected sampling of equity securities of companies included in the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) and in derivative instruments linked to the MSCI EAFE Index.
	AZL Mid Cap Index Fund	Mid Cap	Seeks to match the performance of the Standard & Poor’s MidCap 400® Index (“S&P 400 Index”) as closely as possible	Invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the S&P 400 Index and in derivative instruments linked to the S&P 400 Index, primarily futures contracts.
	AZL MSCI Emerging Markets Equity Index Fund	Specialty	Seeks to match the performance of the MSCI Emerging Markets Index as closely as possible	Generally invests at least 90% of its assets in the securities of the MSCI Emerging Markets Index, and in depositary receipts representing securities in the underlying index.
	AZL MSCI Global Equity Index Fund	International Equity	Seeks to match the performance of the MSCI World Index as closely as possible	Generally invests at least 90% of its assets in securities of the MSCI World Index, and in depositary receipts representing securities of the underlying index.

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Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
	AZL Russell 1000 Growth Index Fund	Large Growth	Seeks to match the total return of the Russell 1000® Growth Index	Generally invests at least 80% of the value of its net assets in a statistically selected sampling of securities of companies included in the Russell 1000 Growth Index or in derivative instruments linked to that Index, primarily stock index futures contracts.
	AZL Russell 1000 Value Index Fund	Large Value	Seeks to match the total return of the Russell 1000® Value Index	Generally invests at least 80% of the value of its net assets in a statistically selected sampling of securities of companies included in the Russell 1000 Value Index or in derivative instruments linked to that Index, primarily stock index futures contracts.
	AZL S&P 500 Index Fund	Large Blend	Seeks to match total return of the S&P 500®	Generally invests at least 80% of the value of its net assets in the securities of or in a statistically selected sampling of the securities of companies included in the S&P 500 Index or in derivative instruments linked to that Index.
	AZL Small Cap Stock Index Fund	Small Cap	Seeks to match performance of the S&P SmallCap 600 Index®	Invests at least 80% of its assets in investments of small capitalization companies, with market capitalizations at the time of purchase, included in the S&P SmallCap 600 Index.
BlackRock Advisors, LLC/BlackRock Investment Management, LLC and BlackRock International Limited	BlackRock Global Allocation V.I. Fund	Specialty	High total investment return	Invests in both equity and debt securities, including money market securities, of issuers located around the world. Seeks diversification across markets, industries, and issuers. May invest in securities of companies of any market capitalization and in REITs.
DAVIS
Davis Selected Advisers, L.P.	Davis VA Financial Portfolio	Specialty	Long-term growth of capital	At least 80% of net assets in securities issued by companies principally engaged in the financial services sector.
DIMENSIONAL
Managed by Allianz Investment Management LLC/Dimensional Fund Advisors LP	AZL DFA Five-Year Global Fixed Income Fund	Global Bond	The Fund seeks to provide a market rate of return for a fixed income portfolio with low relative volatility of returns, and seeks to focus the eligible universe on securities with relatively less expected upward or downward movement in market value	Invests generally in a universe of U.S. and foreign debt securities maturing in five years or less. Under normal circumstances, the fund will invest at least 80% of its net assets in fixed income securities that mature within five years from the date of settlement
FIDELITY INSTITUTIONAL ASSET MANAGEMENT®
Managed by Allianz Investment Management LLC/FIAM® LLC/Geode Capital Management, LLC	AZL Fidelity Institutional Asset Management® Multi-Strategy Fund	Specialty	High level of current income while maintaining prospects for capital appreciation	Approximately 60% of the Fund’s assets will be managed by FIAM® LLC, which will invest primarily in investment-grade debt securities. Approximately 40% of the Fund’s assets will be managed by Geode Capital Management, LLC which will invest primarily in the equities securities of large cap companies.
Managed by Allianz Investment Management LLC/ FIAM® LLC	AZL Fidelity Institutional Asset Management® Total Bond Fund	Intermediate-Term Bond	High level of current income	Invests at least 80% of its net assets in debt securities of all types and in instruments related to such securities, such as repurchase agreements on such securities, and uses the Barclays Capital U.S. Aggregate Bond Index as a guide in structuring the Fund.
FIDELITY MANAGEMENT & RESEARCH COMPANY
Fidelity Management & Research Company/FMR Co., Inc.	Fidelity VIP FundsManager 50% Portfolio	Model Portfolio (Fund of Funds)	High total return	Invests in a combination of underlying Fidelity retail and variable insurance products funds using a target allocation of approximately 35% domestic equity funds, 15% international equity funds, 40% fixed income funds and 10% money market funds, to achieve portfolio characteristics similar to the VIP FundsManager 50% Composite Index.

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Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
	Fidelity VIP FundsManager 60% Portfolio	Model Portfolio (Fund of Funds)	High total return	Invests in a combination of underlying Fidelity retail and variable insurance products funds using a target allocation of approximately 42% domestic equity funds, 18% international equity funds, 35% fixed income funds and 5% money market funds, to achieve portfolio characteristics similar to the VIP FundsManager 60% Composite Index.
FRANKLIN TEMPLETON
Franklin Advisers, Inc.	Franklin Allocation VIP Fund	Specialty	Capital appreciation with income as a secondary goal
	Franklin Income VIP Fund	Specialty	Maximize income while maintaining prospects for capital appreciation	Normally invests in a diversified portfolio of debt and equity securities.
Franklin Mutual Advisers, LLC	Franklin Mutual Shares VIP Fund	Large Value	Capital appreciation, with income as a secondary goal	Invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.
Franklin Advisers, Inc.	Franklin U.S. Government Securities VIP Fund	Intermediate-Term Bonds	Income	At least 80% of its net assets in U.S. government securities.
	Templeton Global Bond VIP Fund	Intermediate-Term Bonds	High current income, consisent with preservation of capital, with capital appreciation as a secondary consideration	Normally invests at least 80% of its net assets in debt securities of any maturity.
Templeton Global Advisors Limited	Templeton Growth VIP Fund	International Equity	Long-term capital growth	Normally invests predominantly in equity securities of companies located anywhere in the world, including developing markets.
GATEWAY
Allianz Investment Management LLC/Gateway Investment Advisors, LLC	AZL Gateway Fund	Specialty	Capture equity market investment returns, while exposing investors to less risk than other equity investments	Normally invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options. May invest in companies with small, medium or large market capitalizations and in foreign securities traded in U.S. markets.
J.P. MORGAN
J.P. Morgan Investment Management, Inc.	JPMorgan Insurance Trust Core Bond Portfolio	Intermediate-Term Bonds	Maximize total return	Invests at least 80% of net assets in bonds with intermediate to long-term maturities.
METWEST
Allianz Investment Management LLC/Metropolitan West Asset Management, LLC	AZL MetWest Total Return Bond Fund	Intermediate-Term Bonds	Maximize long-term total return	At least 80% of its net assets in investment grade fixed income securities or unrated securities that are determined by the subadviser to be of similar quality and in fixed income securities it regards as bonds. The portfolio duration is two to eight years and the dollar-weighted average maturity ranges from two to fifteen years. The Fund invests in the U.S. and abroad, including emerging markets.
MFS
Massachusetts Financial Services Company	MFS VIT Total Return Bond Portfolio	Intermediate-Term Bond	Total return with an emphasis on current income, but also considering capital appreciation	Invests at least 80% of net assets in debt instruments, mainly investment grade, but also in less than investment grade quality debt instruments. May also invest in foreign securities and may use derivatives for any investment purpose.
MORGAN STANLEY
Allianz Investment Management LLC/Morgan Stanley Investment Management, Inc.	AZL Morgan Stanley Global Real Estate Fund	Specialty	Income and capital appreciation	Invests at least 80% of assets in equity securities of companies in the real estate industry located throughout the world, including real estate investment trusts and real estate operating companies established outside the U.S.

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Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
PIMCO
Pacific Investment Management Company LLC	PIMCO VIT All Asset Portfolio	Specialty (Fund of Funds)	Maximum real return consistent with preservation of real capital and prudent investment management	Invests substantially all of its assets in institutional class shares of the underlying PIMCO Funds.
	PIMCO VIT Balanced Allocation Portfolio	Specialty	Total return which exceeds that of its benchmark	Invests in equity derivatives and other equity-related investments that provide equity-related exposure equivalent to 50-70% of its net assets (“Equity Sleeve”) and the remainder of its net assets in a diversified portfolio of Fixed Income Instruments (“Fixed Income Sleeve”).
	PIMCO VIT CommodityReal Return® Strategy Portfolio	Specialty	Maximum real return consistent with prudent investment management	Invests in commodity linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income securities.
	PIMCO VIT Dynamic Bond Portfolio	Specialty	Maximum long-term return, consistent with preservation of capital and prudent investment management	At least 80% of its assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.
	PIMCO VIT Emerging Markets Bond Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management	At least 80% of its assets in fixed income instruments of issuers that economically are tied to emerging markets countries.
	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management	At least 80% of its assets in fixed income instruments of issuers in at least three countries (one of which may be the U.S.), which may be represented by forwards or derivatives. May invest, without limitation, in securities economically tied to emerging market countries.
	PIMCO VIT Global Core Bond (Hedged) Portfolio	Intermediate-Term Bonds	Total return which exceeds that of its benchmark	At least 80% of its assets in fixed income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.
	PIMCO VIT Global Managed Asset Allocation Portfolio	Specialty	Total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index	Invests in a combination of affiliated and unaffiliated funds, fixed income instruments, equity securities, forwards and derivatives. Typically invests 50% to 70% of total assets in equity-related investments.
	PIMCO VIT High Yield Portfolio	High-Yield Bonds	Maximum total return, consistent with preservation of capital and prudent investment management	At least 80% of assets in a diversified portfolio of high-yield securities (“junk bonds”) rated below investment grade by Moody’s or equivalently rated by S&P or Fitch. May invest up to 20% of total asets in securities denominated in foreign currencies.
	PIMCO VIT Long-Term U.S. Government Portfolio	Speciality	Maximum total return, consistent with preservation of capital and prudent investment management	At least 80% of assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises, which may be represented by forwards or derivatives. May also invest in other types of fixed income instruments.
	PIMCO VIT Real Return Portfolio	Intermediate-Term Bonds	Maximum real return, consistent with preservation of real capital and prudent investment management	At least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations.

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Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
	PIMCO VIT StocksPLUS® Global Portfolio	International Equity	Total return, which exceeds that of its secondary benchmark index consistent with prudent investment management	The Portfolio normally uses equity derivatives instead of stocks to attempt to equal or exceed the daily performance of the Secondary Index (50% S&P 500 Index/50% MSCI EAFE Net Dividend Index (USD Unhedged)). Derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments with a view toward enhancing the Portfolio's total return, subject to an overall portfolio duration which is normally not expected to exceed one year.
	PIMCO VIT Total Return Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management	At least 65% of total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.
T. ROWE PRICE
Allianz Investment Management LLC/T. Rowe Price Associates, Inc.	AZL T. Rowe Price Capital Appreciation Fund	Specialty	Long-term capital appreciation with preservation of capital as an important intermediate-term objective	Invests at least 50% of its total assets in the common stocks of established U.S. companies that the subadviser believes has above-average potential for capital growth. The remaining assets are generally invested in convertible securities, corporate and government debt, bank loans, and foreign securities. The Investment Option may invest up to 25% of its total assets in foreign securities.
Substitution and Limitation on Further Investments
We may substitute another Investment Option for one of your selected Investment Options, for any reason in our sole discretion. To the extent required by the Investment Company Act of 1940 or other applicable law, we do not substitute any shares without SEC approval and providing you notice. We may make substitutions with respect to your existing allocations, future Purchase Payment allocations, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain purchaser classes. We may limit further Investment Option allocations if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We may also close Investment Options to additional allocations. The fund companies that sell Investment Option shares to us, pursuant to participation agreements, may end those agreements and discontinue offering us their shares.
Transfers Between Investment Options
You can make transfers between Investment Options, subject to the following restrictions. Currently, there is no maximum number of transfers allowed, but we may change this in the future. Transfers may be subject to a transfer fee, see section 7, Expenses.
The following applies to any transfer.
•	The minimum transfer is $1,000, or the entire Investment Option amount if less. We waive this requirement under the dollar cost averaging and flexible rebalancing programs, and under the allocation and transfer restrictions for Income Protector, Income Focus and Investment Protector.
•	Your request for a transfer must clearly state the Investment Options involved and how much to transfer.
•	If you have Income Protector, Income Focus, or Investment Protector, your transfer instructions must comply with the “Investment Option Allocation Restrictions and Quarterly Rebalancing” stated in section 11.a, Income Protector, or Appendix I – Income Focus, or Appendix J – Investment Protector.
•	Your right to make transfers is subject to the Excessive Trading and Market Timing policy discussed later in this section.
•	Contract Value transfers between Investment Options do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value quarterly if you have Income Protector, Income Focus or Investment Protector. To change this quarterly rebalancing when you make a transfer, you must also change your future allocation instructions.

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We process transfer requests based on prices next determined after we receive your request in Good Order at our Service Center. If we do not receive your transfer request before the end of the current Business Day, even if due to our delay in answering your call or a delay caused by our electronic systems, you receive the next Business Day’s prices. For jointly owned Contracts, unless you require us to obtain signatures from both Joint Owners, we accept transfer instructions from any Joint Owner. We may also allow you to authorize someone else to request transfers on your behalf.
Electronic Investment Option Transfer and Allocation Instructions
We use reasonable procedures to confirm that electronic transfer and allocation instructions given to us are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all fax, email and website instructions. We reserve the right to deny any transfer request or allocation instruction change, and to discontinue or modify our electronic instruction privileges at any time for any reason.
Please note that telephone, fax, email and/or the website may not always be available. Any electronic system, whether it is ours, yours, your service provider’s, or your Financial Professional’s, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your transfer request or allocation instruction change. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability. If you are experiencing problems, you should submit your instructions in writing to our Service Center.
By authorizing electronic instructions, you authorize us to accept and act upon these instructions for your Contract. There are risks associated with electronic communications that do not occur with a written request. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone with your password; we cannot verify that the person providing instructions on the website is you, or is authorized by you.
Excessive Trading and Market Timing
We may restrict or modify your right to make transfers to prevent any use that we consider to be part of a market timing program.
Frequent transfers, programmed transfers, transfers into and then out of an Investment Option in a short period of time, and transfers of large amounts at one time (collectively referred to as “potentially disruptive trading”) may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.
•	Dilution of the interests of long-term investors in an Investment Option, if market timers or others transfer into an Investment Option at prices that are below their true value, or transfer out at prices above their true value.
•	An adverse effect on portfolio management, such as causing an Investment Option to maintain a higher level of cash or causing an Investment Option to liquidate investments prematurely.
•	Increased brokerage and administrative expenses.
We attempt to protect our Owners and the Investment Options from potentially disruptive trading through our excessive trading and market timing policies and procedures. Under these policies and procedures, we could modify your transfer privileges for some or all of the Investment Options. Unless prohibited by your Contract or applicable state law, we may:
•	Limit transfer frequency (for example, prohibit more than one transfer a week, or more than two a month, etc.).
•	Restrict the transfer method (for example, requiring all transfers be sent by first-class U.S. mail and rescinding electronic transfer privileges).
•	Require a minimum time period between each transfer into or out of the same Investment Option. Our current policy, which is subject to change without notice, prohibits “round trips” within 14 calendar days. We do not include transfers into and/or out of the AZL Government Money Market Fund when available in your Contract. Round trips are transfers into and back out of the same Investment Option, or transfers out of and back into the same Investment Option.
•	Refuse transfer requests made on your behalf by an asset allocation and/or market timing service.
•	Limit the dollar amount of any single Purchase Payment or transfer request to an Investment Option.
•	Prohibit transfers into specific Investment Options.
•	Impose other limitations or restrictions to the extent permitted by federal securities laws.
We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser’s, subadviser’s or our judgment, an Investment Option may be unable to invest effectively in accordance with its investment objectives and policies.

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Currently, we attempt to deter disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine it constitutes disruptive trading, we also impose transfer restrictions. Transfer restrictions may include refusing electronic transfers and requiring all transfers be sent by first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions if we determine, in our sole discretion, that transfers disadvantage other Owners. We notify you in writing if we impose transfer restrictions on you.
We do not include automatic transfers made under any of our programs or Contract features when applying our market timing policy.
We adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by your legitimate interest in diversifying your investment and making periodic asset re-allocations based on your personal situation or overall market conditions. We attempt to protect your interests in making legitimate transfers by providing reasonable and convenient transfer methods that do not harm other Owners.
We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures discussed here. In determining if a transfer is appropriate, we may, but are not required to, take into consideration its relative size, whether it was purely a defensive transfer into the AZL Government Money Market Fund, and whether it involved an error or similar event. We may also reinstate electronic transfer privileges after we revoke them, but we do not reinstate these privileges if we believe they might be used for future disruptive trading.
We cannot guarantee the following:
•	Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.
•	Revoking electronic transfer privileges will successfully deter all potentially disruptive trading.
In addition, some of the Investment Options are available to other insurance companies and we do not know if they adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be. Because we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.
We may, without prior notice to any party, take whatever action we deem appropriate to comply with any state or federal regulatory requirement. In addition, purchase orders for an Investment Option’s shares are subject to acceptance by that Investment Option’s manager. We reserve the right to reject, without prior notice, any Investment Option transfer request or Purchase Payment if the purchase order is rejected by the investment manager. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we must provide information about you and your trading activities to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept buy orders from us until we comply.
Investment Options may add or change policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group if the investment adviser to one or more of the Investment Options determines that the person requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options’ prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the Investment Options’ managers.
• This Contract is not designed for professional market timing organizations, or other persons using programmed, large, or frequent transfers, and we may restrict excessive or inappropriate transfer activity.
We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and how we apply trading restrictions, and persons not engaging in potentially disruptive

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trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person’s electronic transfer privileges and require all future requests to be sent by first-class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Option, we may prohibit transfers into or Purchase Payment allocations to that Investment Option. We notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.
The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if others are able to engage in potentially disruptive trading practices that have negative effects.
Flexible Rebalancing Program
Your selected Investment Options’ performance may cause the percentage of Contract Value in each Investment Option to change. Flexible rebalancing can help you maintain your selected allocation percentages. You can direct us to automatically adjust your Contract Value (and Bonus Value, if applicable) in the Investment Options on a quarterly, semi-annual or annual basis according to your instructions. We make flexible rebalancing transfers on the 20th of the month, or the prior Business Day if the 20th is not a Business Day. We must receive your flexible rebalancing program form in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we rebalance, or your program does not begin until next month. If you participate in this program, there are no fees for the flexible rebalancing transfers and we do not currently count them as a free transfer. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To end this program, we must receive your request at our Service Center by 4 p.m. Eastern Time on the Business Day immediately before the 20th to end that month.
• This program is not available if you have Income Protector, Income Focus, or Investment Protector.
Financial Adviser Fees
If you have an investment adviser and want to pay their fees from this Contract, you can submit a written request to our Service Center on a form satisfactory to us. If we approve your request, we withdraw the fee and pay it to your adviser. We treat this fee payment as a withdrawal.
Financial adviser fees paid from a Non-Qualified Contract will be a taxable withdrawal to the extent that gain exists within the Contract. If any Owner is under age 59 1⁄2, withdrawals may be subject to a 10% additional federal tax.
Financial adviser fees paid from an IRA will not be treated as a taxable withdrawal as long as the annuity contract is solely liable for the payment of the fee. You should consult a tax adviser regarding the tax treatment of adviser fee payments.
Your investment adviser acts on your behalf, not ours. We are not party to your advisory agreement or responsible for your adviser’s actions. We do not set your adviser’s fee or receive any part of it. Any adviser fee you pay is in addition to this Contract’s fees and expenses. You should ask your adviser about compensation they receive for this Contract.
You can submit a written request to our Service Center on a form satisfactory to us to allow your adviser to make Investment Option transfers on your behalf. However, we reserve the right to review an adviser’s trading history before allowing him or her to make transfers. If, in our sole discretion, we believe the adviser's trading history indicates excessive trading, we can deny your request. If we approve it, your adviser is subject to the same trading restrictions that apply to Owners. We can deny or revoke trading authority in our sole discretion.
Voting Privileges
We legally own the Investment Option shares. However, when an Investment Option holds a shareholder vote that affects your investment, we ask you to give us voting instructions. We then vote all of our shares, including any we own on our behalf, in proportion to those instructions. Because most Owners do not give us instructions and we vote shares proportionally, a small number of Owners may determine a vote’s outcome. If we determine we no longer need to get your voting instructions, we will decide how to vote the shares. Only Owners have voting privileges. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.
We determine your voting interest in an Investment Option as follows:
•	You can provide voting instructions based on the dollar value of the Investment Option’s shares in your Contract’s subaccount. We calculate this value based on the number and value of accumulation/annuity units for your Contract on the record date. We count fractional units.

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•	You receive proxy materials and a voting instruction form.

6.  Our General Account
Our general account holds all our assets other than our separate account assets. We own our general account assets and use them to support our insurance and annuity obligations, other than those funded by our separate accounts. These assets are subject to our general business operation liabilities, and may lose value. Subject to applicable law, we have sole investment discretion over our general account assets.
We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered our general account interests under the Securities Act of 1933. As a result, the SEC has not reviewed our general account prospectus disclosures.
We do not currently offer any general account investment choices during the Accumulation Phase. Any Contract Value you apply to fixed Annuity Payments during the Annuity Phase becomes part of our general account. Any guaranteed values, such as Income Protector’s Benefit Base, or Investment Protector’s Target Value, that are greater than Contract Value are subject to our claims paying ability and the priority rights of our other creditors.
As a result of the COVID-19 pandemic, economic uncertainties have arisen which are likely to negatively impact Allianz Life’s net income and surplus. The extent to which the COVID-19 pandemic impacts our business (including our ability to timely process claims), net income, and surplus, as well as our capital and liquidity position, will depend on future developments, which are highly uncertain and cannot be estimated, including the scope and duration of the pandemic and actions taken by governmental authorities and other third parties in response to the pandemic.

7.  Expenses
Contract fees and expenses reduce your investment return and are described here in detail.
Mortality and Expense Risk (M&E) Charge
We calculate and accrue the M&E charge at an annualized rate of the Investment Options’ net asset value on each Business Day during the Accumulation Phase as follows.
Mortality and Expense Risk (M&E) Charge (as a percentage of each Investment Options’ net asset value)
Base Contract without optional benefits(1)	1.40%
Base Contract with Quarterly Value Death Benefit(2)	1.70%
Base Contract with the Bonus Option(1)	1.70%
Base Contract with the Bonus Option and Quarterly Value Death Benefit(2)	2.00%
(1)	Upon the death of the Owner, we continue to assess a M&E charge of either 1.70% for a Base Contract with the Bonus Option, or 1.40% for all other Contracts when paying the death benefit under death benefit payment Option B, or with variable Annuity Payments or optional payments under death benefit payment Option C, as noted in section 10, Death Benefit – Death Benefit Payment Options During the Accumulation Phase.
(2)	For Contracts issued from April 30, 2012 through April 26, 2013, if you remove an Additional Required Benefit from your Contract we stop assessing the additional 0.30% M&E charge for the Quarterly Value Death Benefit after the Additional Required Benefit’s rider termination date. In this instance you will not receive any future lock ins of quarterly investment gains to your death benefit but you keep any prior lock ins.
If you select variable Annuity Payments during the Annuity Phase the M&E charge is 1.70% for a Base Contract with the Bonus Option, or 1.40% for all other Contracts.
The M&E charge reduces the net asset value that we use to calculate each subaccount’s accumulation unit value during the Accumulation Phase, or each subaccount’s annuity unit value during the Annuity Phase. The net asset value is the price of an underlying Investment Option. For more information on accumulation unit values, see the discussion in section 4, Valuing Your Contract. For more information on Annuity Payments, see the Annuity Payments section of the SAI.
The Contract allows Partial Annuitization. It is possible for part of your Contract to be in the Accumulation Phase with one M&E charge while another part is in the Annuity Phase with a different M&E charge. For example, if you have the Base Contract with Quarterly Value Death Benefit and request a variable Partial Annuitization, we reduce your accumulation

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unit value for the 1.70% M&E charge and we reduce your annuity unit value for the 1.40% M&E charge. For more information, see section 9, The Annuity Phase – Partial Annuitization.
The M&E charge compensates us for providing all your Contract’s benefits, including our contractual obligation to make Annuity Payments and certain Contract and distribution expenses. The M&E charge also compensates us for assuming the expense risk that the current charges are less than future Contract administration costs as well as the cost of providing certain features under the Contract. If the M&E charge covers these costs and risks, any excess is profit to us. We anticipate making such a profit.
Rider Charge
If you have Income Protector, we deduct a rider charge from your Contract Value (and Bonus Value, if applicable) during the Accumulation Phase while your benefit is in effect and your Contract Value is positive. The rider charge is an annualized rate that is calculated and accrued on a daily basis as a percentage of the Benefit Base.
We begin calculating and accruing the daily rider charge amount on the day after the Rider Effective Date. We calculate the daily rider charge before we process any additional Purchase Payments or withdrawals, and if this is also a Quarterly Anniversary, before we increase the Benefit Base for the Annual Increase Percentage or any Contract Value increase. We deduct the rider charge at the end of the last Business Day before each Quarterly Anniversary while Income Protector is in effect with the following exceptions.
•	If you withdraw the total Contract Value, we deduct the final rider charge (the total of all daily rider charges we calculated for the current Contract quarter) before processing the withdrawal.
•	If you take a Full Annuitization, we deduct the final rider charge before calculating Annuity Payments.

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•	If Income Protector ends due to death, we deduct the final rider charge before calculating the death benefit.

Optional Benefits (Version Identifier)	Available Dates	Rider Charge
		Minimum	Maximum			Current(1)
		Single and Joint Payment	Single Payment	Joint Payment	Single Payment	Joint Payment
Income Protector with Lifetime Plus Payments(2) (rider charge as a percentage of the Benefit Base)
Income Protector (01.17 through 04.20) Contract Version A(3) and B	1/3/2017 – 4/24/2020	0.50%	2.50%	2.75%	1.40%	1.40%
Income Protector (04.15 through 12.16) Contract Version A(3) and B	4/27/2015 – 1/2/2017	0.50%	2.50%	2.75%	1.30%	1.30%
Income Protector (10.12) Contract Version A(3) and B	10/15/2012 – 4/24/2015	0.50%	2.50%	2.75%	1.10%	1.10%
Income Protector (07.12) Contract Version A(3) and B	7/23/2012 – 10/12/2012	0.50%	2.50%	2.75%	1.00%	1.00%
Income Protector (05.12) Contract Version A(3) and B	4/30/2012 – 7/20/2012	0.50%	2.50%	2.75%	1.40%	1.40%
Income Protector (01.12) Contract Version A and B	1/23/2012 – 4/27/2012	0.50%	2.50%	2.75%	1.40%	1.40%
Income Protector (05.11) Contract Version A and B	5/2/2011 – 1/20/2012	0.50%	2.50%	2.75%	1.35%	1.50%
Income Protector (08.09, 05.10) Contract Version A	7/22/2009 – 4/29/2011	0.50%	2.50%	2.75%	1.35%	1.50%
(1)	The current rider charge may increase or decrease on each Quarterly Anniversary.
(2)	If you select the Charge Lock Option rider, the Income Protector’s rider charge is fixed at the rate in effect on the Charge Lock Date. You will continue to pay the rider charge after the Charge Lock Date as long as Income Protector is in effect and your Contract Value is positive.
(3)	Available on Version A Contracts issued on or after April 1, 2009.
For information on how we calculate the Benefit Base, see section 11.a, Income Protector – Benefit Base.
We reserve the right to increase or decrease the rider charge on each Quarterly Anniversary, subject to the maximum and minimum. However, in any twelve-month period we cannot increase or decrease the rider charge more than 0.50%. If we increase your rider charge, we notify you in writing at least 30 days in advance to allow you the option of accepting the charge increase, or removing your benefit before the charge increases. Alternatively, you can instead reject this charge increase and all future rider charge changes by selecting the Charge Lock Option rider. The Charge Lock Option rider allows you to keep your benefit at the current rider charge, but with reduced guaranteed values and payments, and no opportunity for future payment increases or future rider charge decreases. The Charge Lock Option rider for Income Protector is discussed in section 11.a.
We deduct the rider charge on a dollar for dollar basis from the Contract Value (and Bonus Value, if applicable). We deduct the rider charge from the Contract Value on each Quarterly Anniversary before we use that Contract Value to compute any of your Contract’s guaranteed values, but we do not treat the deduction of the rider charge as a withdrawal when computing these guaranteed values. Guaranteed values include Income Protector’s Benefit Base and Quarterly Value Death Benefit’s Quarterly Anniversary Value (see section 11.b). If on a Quarterly Anniversary the Contract Value  at the end of the prior Business Day is less than the rider charge, we deduct your total remaining Contract Value to cover the

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final rider charge and reduce your Contract Value to zero. If the deduction of the final rider charge eliminates your Contract Value, it does not end your Contract, selected benefit, or any Lifetime Plus Payments, although we no longer assess or deduct the rider charge.
Changes to the Benefit Base change the rider charge amount. For example, if you receive an annual Lifetime Plus Payment increase because the Contract Value increased, both your Benefit Base and daily rider charge amount also increase. Similarly, an Excess Withdrawal decreases both your Benefit Base and daily rider charge amount.
This fee compensates us for the benefits provided by Income Protector, including your benefit’s guarantees. If the rider charge covers these costs and risks, any excess is profit to us. We anticipate making such a profit.
Example: On the Quarterly Anniversary your current annual rider charge is 1.40% and your Benefit Base is $116,250 based on an Annual Increase Percentage of 5% (1.25% simple interest quarterly). During the quarter you make no additional Purchase Payments, take no withdrawals and do not begin Lifetime Plus Payments. We calculate the daily rider charge amount for this quarter as follows:
(the Benefit Base) x (annual rider charge ÷ 365) = daily rider charge amount, or: $116,250 x (1.40% ÷ 365) = $4.46
If there are 89 days in the current quarter (which does not include the next Quarterly Anniversary), then the total quarterly rider charge is:
(number of days in the current quarter) x (daily rider charge amount), or: 89 x $4.46 = $396.94
On the last Business Day before the next Quarterly Anniversary we would deduct $396.94 from the Contract Value. Then on the Quarterly Anniversary we would apply the Annual Increase Percentage to the Benefit Base. Assuming the Contract Value is not greater than the Annual Increase after application of simple interest increase, the new Benefit Base for the upcoming quarter would be $117, 500 ($116,250 x 1.25%). We would then use this new Benefit Base to begin computing the daily rider charge for the next quarter on the Quarterly Anniversary as:
(the Benefit Base) x (annual rider charge ÷ 365) = daily rider charge amount, or: $117,500 x (1.40% ÷ 365) = $4.51
If you make an additional Purchase Payment of $15,000 on the 43rd day of the next quarter, your Benefit Base would increase by the amount of the payment to $132,500 ($117,500 + $15,000). We would then use this new Benefit Base to begin computing the daily rider charge for the remainder of the quarter on the next day as:
(the Benefit Base) x (annual rider charge ÷ 365) = daily rider charge amount, or: $132,500 x (1.40% ÷ 365) = $5.08
If there are 92 days in the current quarter (which does not include the next Quarterly Anniversary), then the total quarterly rider charge is:
(number of days in the current quarter) x (daily rider charge amount), or:
(43 x $4.51) + (49 x $5.08) = $193.93+ $248.92 = $442.85
On the last Business Day before the next Quarterly Anniversary we would deduct $442.85 from the Contract Value, then apply the Annual Increase Percentage and lock in any Contract Value increase to the Benefit Base. We would then use this new updated Benefit Base to begin computing the daily rider charge for the next quarter on the next day.
Please note that this example may differ from your actual results due to rounding.

• Rider charges for Income Focus are included in Appendix I, and for Investment Protector are included in Appendix J.
• Selecting the Charge Lock Option rider may reduce Income Protector’s benefits significantly, and you may be better off either accepting a rider charge increase, or removing Income Protector from your Contract. If you select the Charge Lock Option rider your Contract Value will continue to fluctuate with Investment Option performance after the Charge Lock Date. The Charge Lock Option rider may not be available through all broker dealers or as stated in Appendix M. You should consult with your Financial Professional before selecting the Charge Lock Option rider. Once you select the Charge Lock Option rider, you cannot later remove it from your Contract.

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Contract Maintenance Charge
Your annual contract maintenance charge is $50. This charge is for Contract administration and maintenance expenses. We waive this charge as follows:
•	During the Accumulation Phase if the total Contract Value (or Bonus Value, if applicable) for all VisionSM Contracts you own is at least $100,000 at the at the time we are to deduct the charge. We determine the total Contract Value (or Bonus Value, if applicable) for all individually owned VisionSM Contracts by using the Owner’s social security number, and for non-individually owned VisionSM Contracts we use the Annuitant’s social security number.
•	During the Annuity Phase if the Contract Value on the Income Date is at least $100,000.
•	When paying death benefits under death benefit payment options A, B, or C.
During the Accumulation Phase, we deduct the contract maintenance charge on a dollar for dollar basis from the Contract Value (and Bonus Value, if applicable) determined at the end of the last Business Day before the Contract Anniversary. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we deduct the full contract maintenance charge. We do not treat the deduction of the contract maintenance charge as a withdrawal when computing any of your Contract’s guaranteed values. During the Annuity Phase, we deduct the contract maintenance charge proportionately from each Annuity Payment.
Withdrawal Charge
You can take withdrawals from any part of the Contract that is in the Accumulation Phase. A withdrawal charge applies if any part of a withdrawal comes from a Purchase Payment that is still within the withdrawal charge period. We assess the withdrawal charge against the Withdrawal Charge Basis, which is equal to total Purchase Payments, less any Purchase Payment withdrawn (excluding any penalty-free withdrawals), and less any applicable withdrawal charge. We do not reduce the Withdrawal Charge Basis for any amounts we deduct to pay the transfer fee, contract maintenance charge, or rider charge.
We do not assess a withdrawal charge on penalty-free withdrawals or amounts we deduct to pay Contract charges, other than the withdrawal charge. However, any amounts used to pay a withdrawal charge are subject to a withdrawal charge. Amounts withdrawn to pay investment adviser fees are subject to a withdrawal charge if they exceed the free withdrawal privilege. Penalty-free withdrawals include: withdrawals under the free withdrawal privilege and waiver of withdrawal charge benefit; payments under our minimum distribution program; Annuity Payments; Lifetime Plus Payments; and Income Focus Payments.
For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a “first-in-first-out” (FIFO) basis and we process withdrawal requests as follows.
1.	First we withdraw from Purchase Payments that are beyond your Contract’s withdrawal charge period (for example, on a Base Contract, Purchase Payments we have had for seven or more complete years). This withdrawal is not subject to a withdrawal charge and it reduces the Withdrawal Charge Basis.
2.	Then, if this is a partial withdrawal, we withdraw from the free withdrawal privilege (see section 8, Access to Your Money – Free Withdrawal Privilege). This withdrawal is not subject to a withdrawal charge and it does not reduce the Withdrawal Charge Basis.
3.	Next, on a FIFO basis, we withdraw from Purchase Payments within your Contract’s withdrawal charge period and assess a withdrawal charge. Withdrawing payments on a FIFO basis may help reduce the total withdrawal charge because the charge declines over time. We determine your total withdrawal charge by multiplying each payment by its applicable withdrawal charge percentage and then totaling the charges. This withdrawal reduces the Withdrawal Charge Basis.
4.	Finally we withdraw any Contract earnings. Bonuses (if applicable) and earnings on them are considered Contract earnings for withdrawal charge purposes. This withdrawal is not subject to a withdrawal charge and it does not reduce the Withdrawal Charge Basis.

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The withdrawal charge as a percentage of each Purchase Payment withdrawn is as follows.
Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount
	Base Contract	Bonus Option
0	8.5%	8.5%
1	8.5%	8.5%
2	7.5%	8.5%
3	6.5%	8%
4	5%	7%
5	4%	6%
6	3%	5%
7	0%	4%
8	0%	3%
9 years or more	0%	0%
Upon a full withdrawal, we first deduct any applicable contract maintenance charge and rider charge before we calculate the withdrawal charge. We deduct any applicable withdrawal charge from the total Contract Value and send you the remaining amount. For a partial withdrawal we deduct the amount you request, plus any applicable withdrawal charge from the total Contract Value (and Bonus Value, if applicable). We apply the withdrawal charge to this total amount and we pay you the amount you requested. For partial withdrawals, we deduct the charge proportionately from your selected Investment Options. If a partial withdrawal occurs on a day that we also assess the rider charge and/or contract maintenance charge, we assess these charges in this order after we deduct the withdrawal and any applicable withdrawal charge from the Contract Value.
The withdrawal charge compensates us for expenses associated with selling the Contract.
Example: You make an initial Purchase Payment of $30,000 on a Base Contract and make another Purchase Payment in the first month of the second Contract Year of $70,000. In the third month of the third Contract Year, your Contract Value is $110,000 and you request a $52,000 withdrawal. We withdraw money and compute the withdrawal charge as follows.
1)	Purchase Payments beyond the withdrawal charge period. All payments are still within the withdrawal charge period, so this does not apply.
2)	Amounts available under the free withdrawal privilege. You did not take any other withdrawals this year, so you can withdraw up to 12% of your total payments (or $12,000) without incurring a withdrawal charge.
3)	Purchase Payments on a FIFO basis. We withdraw $30,000 from the first Purchase Payment, which is subject to a 7.5% withdrawal charge, and you receive $27,750. We determine this amount as follows:
(amount withdrawn) x (1 – withdrawal charge) = the amount you receive, or: $30,000 x 0.925 = $27,750.
Next we withdraw from the second Purchase Payment. So far, you received $39,750 ($12,000 under the free withdrawal privilege and $27,750 from the first Purchase Payment), so we withdraw $12,250 from the second Purchase Payment to equal the $52,000 you requested. The second Purchase Payment is subject to an 8.5% withdrawal charge. We calculate the total amount withdrawn and its withdrawal charge as follows:
(the amount you receive) ÷ (1 – withdrawal charge) = amount withdrawn, or: $12,250 ÷ 0.915 = $13,388
4)	Contract earnings. We already withdrew your requested amount, so this does not apply.
In total we withdrew $55,388 from your Contract, of which you received $52,000 and paid a withdrawal charge of $3,388.
Reduction or Elimination of the Withdrawal Charge
We may reduce or eliminate the withdrawal charge if the Contract was sold under circumstances that reduced its sales expenses. We will implement this withdrawal charge reduction or elimination in a nondiscriminatory manner. For example, if a large group of individuals purchased Contracts or if a purchaser already had a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life or any of its affiliates. Also, we may reduce or eliminate the withdrawal charge if a Contract was sold by a Financial Professional appointed with Allianz Life to any members of his or her immediate family and the Financial Professional waived their commission. We must pre-approve any withdrawal charge reduction or elimination.

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• We do not reduce the Withdrawal Charge Basis for penalty-free withdrawals or the deduction of Contract expenses other than the withdrawal charge. This means that upon a full withdrawal, if your Contract Value is less than your remaining Purchase Payments that are still subject to a withdrawal charge we will assess a withdrawal charge on more than the amount withdrawn. This can occur because your Contract Value was reduced for:
– prior penalty-free withdrawals,
– deductions of Contract expenses other than the withdrawal charge, and/or
– poor performance.
This also means that upon a full withdrawal you may not receive any money.
• Withdrawals may have tax consequences and, if taken before age 59 1⁄2, may be subject to a 10% additional federal tax. For tax purposes in most instances, withdrawals from Non-Qualified Contracts are considered to come from earnings first, not Purchase Payments.
• Partial Annuitizations reduce each Purchase Payment and the Withdrawal Charge Basis proportionately by the percentage of Contract Value you annuitize.
Transfer Fee
The first twelve transfers every Contract Year are free. After that, we deduct a $25 transfer fee for each additional transfer. We count all transfers made in the same Business Day as one transfer. The following do not count against the free transfers we allow and are not subject to a transfer fee: dollar cost averaging transfers, flexible rebalancing transfers, or quarterly rebalancing transfers under Income Protector, Income Focus, or Investment Protector. The transfer fee continues to apply under death benefit payment Option B, and with variable Annuity Payments or optional payments under death benefit payment Option C as noted in section 10, Death Benefit – Death Benefit Payment Options During the Accumulation Phase.
Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. We deduct the transfer fee on a dollar for dollar basis from the Contract Value (and Bonus Value, if applicable) determined at the end of the Business Day that we process the transfer request. If you are transferring from multiple Investment Options, we deduct this fee proportionately from the Investment Options from which the transfer is made. If you transfer the total amount in an Investment Option, we deduct a transfer fee from the amount transferred. We do not treat the deduction of the transfer fee as a withdrawal when computing any of your Contract’s guaranteed values.
Premium Tax
Premium tax is based on your state of residence at the time you make each Purchase Payment. In states that assess a premium tax, we do not currently deduct it from the Contract, although we reserve the right to do so in the future. Premium tax normally ranges from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity.
Income Tax
Currently, we do not deduct any Contract related income tax we incur, although we reserve the right to do so in the future.
Investment Option Expenses
The Investment Options’ assets are subject to operating expenses (including management fees). These expenses are described in the Fee Tables, Appendix A, and in the Investment Options’ prospectuses. These expenses reduce the Investment Options’ performance and, therefore, negatively affect your Contract Value and any guaranteed values or payments based on Contract Value. The Investment Options’ investment advisers provided us with the expense information in this prospectus and we did not independently verify it.

8.  Access to Your Money
The money in your Contract is available under the following circumstances:
•	by withdrawing your Contract Value;
•	by withdrawing the Target Value on the last Business Day before a Target Value Date (if you have Investment Protector);
•	by taking Lifetime Plus Payments (if you have Income Protector);
•	by taking Income Focus Payments (if you have Income Focus);

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•	by taking required minimum distributions (Qualified Contracts only) as discussed in “Minimum Distribution Program and Required Minimum Distribution (RMD) Payments” later in this section;
•	by taking Annuity Payments; or
•	when we pay a death benefit.
You can take withdrawals from any part of the Contract that is in the Accumulation Phase. We process withdrawal requests based on values next determined after receipt of the request in Good Order at our Service Center. Values are normally determined at the end of each Business Day. We process any withdrawal request received at or after the end of the current Business Day using values determined on the next Business Day.
Any partial withdrawal must be for at least $500.* The Contract Value after a partial withdrawal must be at least $2,000.** We reserve the right to treat a partial withdrawal that reduces the Contract Value below this minimum as a full withdrawal.
*	Does not apply to Lifetime Plus Payments, Income Focus Payments, systematic withdrawals, or required minimum distributions.
**	Does not apply to Lifetime Plus Payments or Income Focus Payments.
We deduct any partial withdrawal (including any withdrawal charge) proportionately from each Investment Option unless you provide us with alternate instructions. If you have Income Protector, Income Focus, or Investment Protector, and take a partial withdrawal from specific Investment Options, the benefit’s quarterly rebalancing feature moves money back into those Investment Options at the end of the quarter unless you also change your future Purchase Payment allocation instructions.
If you have the Bonus Option and you have multiple bonuses, we reduce the oldest unvested bonus first (see section 11.c, Bonus Option). Partial withdrawals in excess of the free withdrawal privilege reduce unvested bonus amounts by the percentage of the Contract Value withdrawn, as shown in the following example.
When you take a full withdrawal, we process your request on the Business Day we receive it in Good Order at our Service Center as follows:
•	total Contract Value determined at the end of the day,
•	less any final rider charge if you have Income Protector, Income Focus or Investment Protector,
•	less any withdrawal charge, and
•	less any contract maintenance charge.
See the Fee Tables and section 7, Expenses for a discussion of these charges.
We pay withdrawals within seven days of receipt of your request in Good Order at our Service Center, unless the suspension of payments or transfers provision is in effect (see the discussion later in this section).
• Ordinary income taxes and tax penalties may apply to any withdrawal you take.
• We may be required to provide information about you or your Contract to government regulators. We may also be required to stop Contract disbursements and thereby refuse any transfer requests, and refuse to pay any withdrawals, surrenders, or death benefits until we receive instructions from the appropriate regulator. If, pursuant to SEC rules, the AZL Government Money Market Fund suspends payment of redemption proceeds in connection with a fund liquidation, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the AZL Government Money Market Fund subaccount until the fund is liquidated.
• For Contracts with Investment Protector: The Target Value is only guaranteed to be available on the last Business Day before each Target Value Date. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options’ performance, and this is the value available to you upon withdrawal. We notify you in writing at least 30 days in advance of your initial Target Value Date to allow you to decide if you want to take a withdrawal and/or continue your Contract until the next Target Value Date.
Example
•	You purchased a Base Contract with the Bonus Option, made an initial Purchase Payment of $100,000 and received a $6,000 bonus.

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•	You request a $50,000 partial withdrawal (not including the withdrawal charge) during the first Contract Year when the withdrawal charge is 8.5%. On the day of (but before) the partial withdrawal, your Contract Value is $110,600, the Bonus Value is $116,600, and your free withdrawal privilege is $12,000. Your bonus is not vested.

Calculating the total withdrawal charge:
Amount requested that is subject to a withdrawal charge (amount requested minus the free withdrawal privilege) = $50,000 – $12,000 =	$38,000.00
Divided by (1 minus the withdrawal charge percentage) = 1 – 0.085 =	÷ 0.915
Total amount subject to a withdrawal charge	$41,530.05
Total withdrawal charge (amount withdrawn minus the amount requested) = $41,530.05 – $38,000.00 =	$3,530.05

Reducing the Contract Value:
Contract Value on the day of (but before) the partial withdrawal	$110,600.00
Minus the total amount withdrawn (amount requested plus the total withdrawal charge) = $50,000.00 + $3,530.05 =	– 53,530.05
Contract Value after the partial withdrawal	$57,069.95

Reducing the unvested bonus:
Amount of the unvested bonus	$6,000.00
Multiplied by the result of the total amount withdrawn, minus the free withdrawal privilege, divided by the Contract Value on the day of (but before) the partial withdrawal = ($53,530.05 – $12,000) / $110,600 =	X 0.375
Reduction in the unvested bonus due to the partial withdrawal (0.375 x $6,000)	$2,250
Unvested bonus after the partial withdrawal = $6,000 – $2,250 =	$3,750
Free Withdrawal Privilege
Each Contract Year, you can withdraw up to 12% of your total Purchase Payments without incurring a withdrawal charge (the free withdrawal privilege). Any unused free withdrawal privilege in one Contract Year is not added to the amount available next year. Withdrawals of Purchase Payments that are beyond the withdrawal charge period are not subject to a withdrawal charge and do not reduce your free withdrawal privilege. Required minimum distribution payments are not subject to a withdrawal charge, but do reduce your free withdrawal privilege.
• The free withdrawal privilege is not available upon a full withdrawal, or while you are receiving Lifetime Plus Payments or Income Focus Payments.
Systematic Withdrawal Program
The systematic withdrawal program can provide automatic withdrawal payments to you. However, if your Contract Value is less than $25,000, we only make annual payments. You can request to receive these withdrawal payments monthly, quarterly, semi-annually or annually. There is no minimum or maximum on the amount you can withdraw under this program. We make systematic withdrawals on the ninth of the month, or the prior Business Day if the ninth is not a Business Day. We must receive your systematic withdrawal program form instructions in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these withdrawals, or your program does not begin until the next month. This program ends at your request or when you withdraw your total Contract Value. However, we reserve the right to discontinue or modify the systematic withdrawal program at any time and for any reason.
• During the withdrawal charge period (if applicable), systematic withdrawals in excess of the free withdrawal privilege are subject to a withdrawal charge.
• Ordinary income taxes and tax penalties may apply to systematic withdrawals.
• The systematic withdrawal program is not available while you are receiving required minimum distribution payments, Lifetime Plus Payments, or Income Focus Payments.
Minimum Distribution Program and Required Minimum Distribution (RMD) Payments
If you own an IRA or SEP IRA Contract, you can participate in the minimum distribution program during the Accumulation Phase. Under this program, we make payments to you designed to meet the applicable minimum distribution requirements imposed by the Internal Revenue Code for this Qualified Contract. RMD payments are not subject to a

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withdrawal charge, but they reduce the free withdrawal privilege amount during the Contract Year. We can make payments to you on a monthly, quarterly, semi-annual or annual basis. However, if your Contract Value is less than $25,000, we only make annual payments. You cannot aggregate RMD payments between this Contract and other qualified contracts that you own. We make RMD payments on the ninth of the month, or the prior Business Day if the ninth is not a Business Day. We must receive your program form instructions in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these payments, or your program does not begin until the next month.
When you request Lifetime Plus Payments or Income Focus Payments, we ask for instructions regarding your RMD needs for this Contract. If you choose to use these payments to satisfy your RMD needs, we determine whether this calendar year’s total RMD has been satisfied by your Lifetime Plus Payments or Income Focus Payments and any Excess Withdrawals. If the RMD amount for this Contract has not been satisfied, we send you this remaining amount as one RMD payment by the end of the calendar year. We consider this payment to be a withdrawal, but it is not an Excess Withdrawal and it is not subject to a withdrawal charge. For more information, see section 11.a, Income Protector: Calculating Your Lifetime Plus Payments, or Appendix I – Income Focus: Calculating Your Income Focus Payments.

• The minimum distribution program is not available while you are receiving systematic withdrawals.
Waiver of Withdrawal Charge Benefit
After the first Contract Year, if any Owner becomes confined to a nursing home for a period of at least 90 consecutive days and a physician certifies that continued confinement is necessary, you can take withdrawals and we waive the withdrawal charge. This waiver is not available if any Owner was confined to a nursing home on the Issue Date. We base this benefit on the Annuitant for non-individually owned Contracts. We must receive proof of confinement in Good Order for each withdrawal before we waive the withdrawal charge.
Suspension of Payments or Transfers
We may be required to suspend or postpone transfers or payments for withdrawals* for any period when:
•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	trading on the New York Stock Exchange is restricted;
•	an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or
•	during any other period when the SEC, by order, so permits for the protection of Owners.
*	Including Lifetime Plus Payments, Income Focus Payments, Excess Withdrawals and Cumulative Withdrawals.

9.  The Annuity Phase
Prior to annuitization, you can surrender your Contract and receive your total Contract Value. Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.
You can apply your Contract Value to regular periodic annuity payments (Annuity Payments). The Payee receives the Annuity Payments. You receive tax reporting on the payments, whether or not you are the Payee. We may require proof of the Annuitant(s)’ age before we make any life contingent Annuity Payment. If you misstate the Annuitant(s)’ age or gender, we pay the amount that would have been paid at the true age or gender.
Calculating Your Annuity Payments
We base Annuity Payments upon the following:
•	The Contract Value on the Income Date.
•	Whether you request fixed payments, variable payments, or a combination of both fixed and variable Annuity Payments.
•	The age of the Annuitant and any joint Annuitant on the Income Date.
•	The gender of the Annuitant and any joint Annuitant where permitted.
•	The Annuity Option you select.
•	Your Contract’s mortality table.

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We guarantee the dollar amount of fixed Annuity Payments and this amount does not change during the entire annuity payout option period that you selected, except as provided under Annuity Option 3. Variable Annuity Payments are not predetermined and the dollar amount changes with your selected Investment Options’ investment experience.
Variable or Fixed Annuity Payments
You can request Annuity Payments under Annuity Options 1-5 as:
•	a variable payout,
•	a fixed payout, or
•	a combination of both.
After the Income Date, you cannot make a transfer from a fixed Annuity Payment stream to variable, but you can transfer from a variable Annuity Payment stream and establish a new fixed Annuity Payment stream.
We base fixed Annuity Payments on your Contract’s interest rate and mortality table or current rates, if higher.
The dollar amount of variable Annuity Payments depends on the assumed investment rate (AIR) you select and your selected Investment Options’ performance. You can choose a 3%, 5% or 7% AIR. Using a higher AIR results in a higher initial variable Annuity Payment, but future payments increase more slowly and decrease more rapidly. If your Investment Options’ actual performance exceeds your selected AIR, variable Annuity Payments increase. Similarly, if the actual performance is less than your selected AIR, variable Annuity Payments decrease.
If you choose a variable payout, you can invest in up to 15 Investment Options. We may change this in the future, but we will always allow you to invest in at least five Investment Options. If you do not instruct us, we base variable Annuity Payments on your future Purchase Payment allocation instructions. Currently, we require your initial Annuity Payment to be $100 or more.
Annuity Payment Options
You can choose one of the Annuity Options described below or any other payment option to which we agree. After Annuity Payments begin, you cannot change the Annuity Option.
Option 1. Life Annuity. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.
Option 2. Life Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the life of the Annuitant, with payments for a guaranteed minimum period that you select.
Option 3. Joint and Last Survivor Annuity. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% selected by the Owner when he or she chose this Annuity Payment option. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract.
Option 4. Joint and Last Survivor Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant, with payments for a minimum guaranteed period that you select.
Option 5. Refund Life Annuity. We make Annuity Payments during the lifetime of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. After the Annuitant’s death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund equals the amount applied to this Annuity Option minus the total paid under this option. For variable Annuity Payments, your total refund is the sum of your selected Investment Options’ refunds. Each Investment Option’s refund is equal to the value of the difference of the annuity units applied to this Annuity Option and allocated to that Investment Option minus the total number of annuity units paid from that Investment Option. The dollar value of these annuity units fluctuates based on your selected Investment Options’ performance.
Under Annuity Options 1, 3, and 5, if all Annuitants die on or after the Income Date and before we send the first Annuity Payment, we will cancel the Annuity Option that was elected and upon receipt of a Valid Claim, we will pay the amount applied to the selected Annuity Option minus the total paid under the option. If the Owner is an individual we pay the surviving individual Owner, or the Beneficiary(s) if there is no surviving Owner. If the Owner is a non-individual, we pay the Owner.

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After the Annuitant’s death under Option 2, or the last surviving joint Annuitant's death under Option 4, we make Annuity Payments during the remaining guaranteed period in the following order based on who is still alive: the Payee, any surviving original Owner, the last surviving Owner’s Beneficiaries, or to the last surviving Owner’s estate if there are no remaining or named Beneficiaries.
Annuity Payments are usually lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. If you choose life contingent Annuity Payments, payout rates for a younger Annuitant are lower than the payout rates for an older Annuitant and payout rates for life with a guaranteed period are typically lower than life only payments. Monthly payout rates are lower than annual payout rates, payout rates for a 20-year guaranteed period are less than payout rates for a 10-year guaranteed period, and payout rates for a 50-year-old Annuitant are less than payout rates for a 70-year-old Annuitant.
• If you do not choose an Annuity Option before the Income Date, we make variable Annuity Payments to the Payee under Annuity Option 2 with five years of guaranteed monthly payments.
When Annuity Payments Begin
Annuity Payments begin on the Income Date. Your scheduled Income Date is the first day of the calendar month following the later of: a) the Annuitant’s 90th birthday, or b) the tenth Contract Anniversary and is stated in your Contract. An earlier Income Date or a withdrawal may be required to satisfy minimum required distribution rules under certain Qualified Contracts. You can make an authorized request for a different, earlier or later Income Date after the Issue Date, but any such request is subject to applicable law and our approval. An earlier or later Income Date may not be available to you depending on the Financial Professional you purchased your Contract through and your state of residence. Your Income Date must be the first day of a calendar month at least two years after the Issue Date. The Income Date cannot be later than what is permitted under applicable law. If we require you to take a Full Annuitization while you are receiving Lifetime Plus Payments or Income Focus Payments, which may occur as early as age 90 or as late as age 100, we provide an annuity option with payments at least equal to the payments you are then receiving as described next.
• If on the Income Date your Contract Value is greater than zero, you must take a Full Annuitization . We notify you of your available options in writing 60 days in advance, including the option to extend your Income Date if available. If on your Income Date you have not selected an Annuity Option, we make variable payments under Annuity Option 2 with five years of guaranteed monthly payments. Upon Full Annuitization you no longer have Contract Value or a death benefit, and you cannot receive any other periodic withdrawals or payments other than Annuity Payments.
• For Contracts with Income Protector or Income Focus: If on the Income Date your Contract Value is greater than zero, you are receiving Lifetime Plus Payments or Income Focus Payments, and we require you to take a Full Annuitization , we make the following guarantee if you take fixed Annuity Payments under Annuity Option 1 or 3.
For single Lifetime Plus Payments or Income Focus Payments, if you choose Annuity Option 1 (Life Annuity) where the sole Annuitant is the sole Covered Person, then your fixed Annuity Payments equals the greater of:
– annual fixed Annuity Payments under Annuity Option 1 based on the Contract Value; or
– the current annual maximum Lifetime Plus Payment or Income Focus Payment available to you.
For joint Lifetime Plus Payments or Income Focus Payments, if you choose Annuity Option 3 (Joint and Last Survivor Annuity) with Annuity Payments to continue at a level of 100% to the surviving joint Annuitant, and both joint Annuitants are the joint Covered Persons, then your fixed Annuity Payments equals the greater of:
– annual fixed Annuity Payments under Annuity Option 3 based on the Contract Value; or
– the current annual maximum Lifetime Plus Payment or Income Focus Payment available to you.
However, if you select any other Annuity Option, or if you choose to take variable Annuity Payments, this guarantee does not apply.
If you have a Non-Qualified Contract, these Annuity Payments will receive the benefit of the exclusion ratio, which causes a portion of each Annuity Payment to be non-taxable as described in section 12, Taxes – Taxation of Annuity Contracts.

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Partial Annuitization
Only a sole Owner can take Partial Annuitizations under Annuity Options 1, 2, or 5. The Owner must be the Annuitant and we do not allow joint Annuitants. You cannot take a new Partial Annuitization while receiving Lifetime Plus Payments or Income Focus Payments. We allow you to annuitize less than your total Contract Value in a Partial Annuitization. If you take a Partial Annuitization, your Contract is in both the Accumulation and Annuity Phases at the same time. We allow one Partial Annuitization every twelve months, up to a maximum of five. If you have four Partial Annuitizations and want a fifth, you must take a Full Annuitization of the total remaining Contract Value. You cannot add Contract Value to the part of a Contract that has been partially annuitized, or transfer values that have been partially annuitized to any other part of the Contract. Partial Annuitizations are not subject to a withdrawal charge (if applicable), but they decrease the Contract Value, Withdrawal Charge Basis, death benefit, and any of your Contract’s guaranteed values.
• A recent tax law change allows a Partial Anuitization under a life Annuity Option on a Non-Qualified Contract to receive the same income tax treatment as a Full Annuitization. However, this income tax treatment does not apply to a Partial Annuitization on a Qualified Contract. You should consult a tax adviser before requesting a Partial Annuitization.

10.  Death Benefit
“You” in this section refers to the Owner, or the Annuitant if the Contract is owned by a non-individual.
The Base Contract provided the Traditional Death Benefit. When you purchased this Contract, you could instead have selected the Quarterly Value Death Benefit (for Contracts issued from April 30, 2012 through April 26, 2013, see section 11.b, Quarterly Value Death Benefit; for Contracts issued from May 1, 2007 through April 27, 2012, see Appendix F).
The death benefit is only available during the Accumulation Phase. If you die during the Accumulation Phase, we process the death benefit using prices determined after we receive a Valid Claim. If we receive a Valid Claim after the end of the current Business Day, we use the next Business Day’s prices.
If there are multiple Beneficiaries, each Beneficiary receives the portion of the death benefit he or she is entitled to when we receive his or her Valid Claim. Unless you instruct us to pay Beneficiaries a specific percentage of the death benefit, he or she each receives an equal share. Any part of the death benefit that is in the Investment Options remains there until distribution begins. From the time we determine the death benefit until we make a complete distribution, any amount in the Investment Options continues to be subject to investment risk that is borne by the recipient(s). Once we receive notification of death, we may no longer accept or process transfer requests. After we receive the first Valid Claim from any Beneficiary we also will not accept additional Purchase Payments or allow any partial or full withdrawals unless the withdrawal is required to comply with federal tax law.
Traditional Death Benefit
The Traditional Death Benefit is the greater of the Contract Value (after deduction of the final rider charge, if applicable), or the Traditional Death Benefit Value. For a sole Beneficiary, we determine the Traditional Death Benefit at the end of the Business Day during which we receive a Valid Claim. For multiple Beneficiaries, each surviving Beneficiary receives the greater of their portion of Traditional Death Benefit Value determined at the end of the Business Day we receive the first Valid Claim from any one Beneficiary, or their portion of the Contract Value determined at the end of the Business Day during which we receive his or her Valid Claim.
The Traditional Death Benefit Value is the total of all Purchase Payments received, reduced by the percentage of Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Lifetime Plus Payments or Income Focus Payments, Excess Withdrawals, Partial Annuitizations, and any withdrawal charges; but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
The Traditional Death Benefit ends upon the earliest of the following.
•	The Business Day before the Income Date that you take a Full Annuitization.
•	The Business Day that the Traditional Death Benefit Value and Contract Value are both zero.
•	The Business Day the Contract ends.

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• For Contracts with the Bonus Option: Unvested bonus amounts are not included in the parts of the Traditional Death Benefit based on Contract Value. We also do not include the bonus in the parts of the Traditional Death Benefit based on Purchase Payments.
• For Contracts with one of the Lifetime Benefits, Target Date Benefits, Income Focus, Investment Protector, or Income Protector: We restrict additional Purchase Payments, which limits the Traditional Death Benefit Value. In addition, each lifetime payment and any Excess Withdrawal reduces the Traditional Death Benefit Value by the percentage of Contract Value withdrawn (including any withdrawal charge). Taking lifetime payments and Excess Withdrawals may cause the Traditional Benefit to end.
Death of the Owner and/or Annuitant
The Appendix to the SAI includes tables that are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract.
Death Benefit Payment Options During the Accumulation Phase
If you do not designate a death benefit payment option, a Beneficiary must select one of the options listed below. If a Beneficiary requests a lump sum payment under Option A, we pay that Beneficiary within seven days of receipt of his or her Valid Claim, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any state forms.
Spousal Continuation: If the Beneficiary is the deceased Owner’s spouse, he or she can choose to continue the Contract with the portion of the death benefit the spouse is entitled to in his or her own name. For an IRA, Roth IRA, or SEP IRA Contract, spousal continuation can only occur if the surviving spouse is the Contract’s sole primary Beneficiary. For non-individually owned Contracts, spousal continuation is only available to Qualified Contracts through a direct rollover to an IRA. Spouses must qualify as such under federal law to continue the Contract. Individuals who have entered into a registered domestic partnership, civil union, or other similar relationship that is not considered to be a marriage under state law are also not considered to be married under federal law. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the surviving spouse continues the Contract, at the end of the Business Day we receive his or her Valid Claim, we increase the Contract Value to equal the guaranteed death benefit value if greater. The guaranteed death benefit value is total Purchase Payments adjusted for withdrawals if the Traditional Death Benefit applies, or the Quarterly Anniversary Value if the Quarterly Value Death Benefit applies. We allocate any Contract Value increase to the Investment Options according to future Purchase Payment allocation instructions. For Contracts with Income Protector, Income Focus or Investment Protector, a Contract Value increase may not increase the Benefit Base, Income Value Percentage(s), or Target Value.
If the surviving spouse continues the Contract:
•	he or she becomes the new Owner and may exercise all of the Owner’s rights, including naming a new Beneficiary or Beneficiaries; and
•	he or she is subject to any remaining withdrawal charge.
Death Benefit Payment Options
Option A: Lump sum payment of the death benefit.
Option B: Payment of the entire death benefit within five years of the date of any Owner’s death. The Beneficiary can continue to make transfers between Investment Options and is subject to a transfer fee, and a M&E charge of either 1.70% for a Base Contract with the Bonus Option, or 1.40% for all other Contracts. For Contracts with the Bonus Option, any unvested Bonus will continue to vest. At the end of the fifth year, any remaining death benefit is paid in a lump sum.
Option C: If the Beneficiary is an individual, payment of the death benefit as Annuity Payments under Annuity Options 1, 2 or 5 as described under “Annuity Payment Options” in section 9. With our written consent other options may be available for payment over a period not extending beyond the Beneficiary’s life expectancy. For Contracts with the Bonus Option, any unvested Bonus will continue to vest. Under this payment option, and with variable Annuity Payments, the Beneficiary can continue to make transfers between Investment Options and is subject to a transfer fee, and a M&E charge of either 1.70% for a Base Contract with the Bonus Option, or 1.40% for all other Contracts. Option C may not be available on a Qualified Contract.

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Distribution from Non-Qualified Contracts must begin within one year of the date of the Owner’s death. Any portion of the death benefit from Non-Qualified Contracts not applied to Annuity Payments within one year of the date of the Owner’s death must be distributed within five years of the date of death.
If a Non-Qualified Contract is owned by a non-individual, then we treat the death of an Annuitant as the death of an Owner for purposes of the Internal Revenue Code’s distribution at death rules, which are set forth in Section 72(s) of the Code.
In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, a Non-Qualified Contract is interpreted and administered in accordance with Section 72(s) of the Internal Revenue Code.
Other rules may apply to Qualified Contracts.

11.a  Income Protector
Income Protector was available from July 22, 2009 through April 24, 2020. Income Protector has a rider charge that we deduct from your Contract Value (and Bonus Value, if applicable) during the Accumulation Phase while your benefit is in effect and your Contract Value is positive. For information on the rider charge, please see the Fee Tables and section 7, Expenses – Rider Charge.
We designed Lifetime Plus Payments to last for the lifetime of the Covered Person(s). If you do not begin Lifetime Plus Payments before all Covered Persons die or are removed from the Contract, Income Protector ends and you will not receive any payments. In the case of non-spouse Joint Owners, if a Joint Owner dies before payments begin, this benefit ends and payments are not available to you even if the Covered Person is still alive. Lifetime Plus Payments are available once the younger Covered Person reaches the minimum exercise age and before the older Covered Person reaches age 91. The minimum exercise age is age 65 for Income Protector (08.09), and age 60 for all other versions of Income Protector. You choose your payment frequency and amount subject to an annual maximum. Once established, the annual maximum Lifetime Plus Payment can increase, but it cannot decrease unless you take an Excess Withdrawal.
Removing Income Protector
You can remove Income Protector from your Contract while the Contract Value is positive by completing the appropriate form. We remove this benefit from your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Quarterly Anniversary.
If we increase this benefit’s rider charge and you want to remove this benefit before the increase, we must receive this form within 30 days of the date of our letter notifying you of the rider charge increase. If we receive your form after this period, we increase your rider charge and ask you to resubmit the form for the next Quarterly Anniversary.
If you are removing this benefit for any other reason, your request is in Good Order if we receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary.
If you allocated Contract Value to Investment Options that are only available under Income Protector, you must transfer your Contract Value out of these Investment Options and remove these Investment Options from your future Purchase Payment allocation instructions for your removal request to be in Good Order.
On the rider termination date Lifetime Plus Payments (if applicable) stop, we deduct the final rider charge, and the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.
Lifetime Plus Payment Overview
We base your initial annual maximum Lifetime Plus Payment on the Benefit Base and Payment Percentage. When payments begin (on the Benefit Date), the Benefit Base is the greatest of:
•	Contract Value determined at the end of the last Business Day before the Benefit Date,
•	highest Contract Value from any prior Quarterly Anniversary adjusted for subsequent withdrawals (Quarterly Anniversary Value), or
•	quarterly simple interest (Annual Increase Percentage) applied to Purchase Payments adjusted for withdrawals for a guaranteed number of years (Guarantee Years). Each quarter we reset the simple interest value to equal the Contract Value, if greater (Annual Increase).

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The Payment Percentages table, Annual Increase Percentage and the number of Guarantee Years that are used to calculate your Lifetime Plus Payments and Annual Increase are set out in the following table.
Income Protector (Version Identifier)	Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages used to calculate annual maximum Lifetime Plus Payments
(09.19 through 04.20) available on Contract Version A(1) and B from September 4, 2019 through April 24, 2020	5%, which is 1.25% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	3.50% 4.00% 5.00%	60 – 64 65 – 79 80+	3.00% 3.50% 4.50%
(07.19 through 08.19) available on Contract Version A(1) and B from July 2, 2019 through September 3, 2019	5%, which is 1.25% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
(05.19 through 06.19) available on Contract Version A(1) and B from May 7, 2019 through July 1, 2019	6%, which is 1.50% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
(03.18 through 04.19v2) available on Contract Version A(1) and B from March 6, 2018 through May 6, 2019	7%, which is 1.75% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
(03.17 through 02.18) available on Contract Version A(1) and B from March 7, 2017 through March 5, 2018	6%, which is 1.50% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
(01.17, 02.17) available on Contract Version A(1) and B from January 3, 2017 through March 6, 2017	5%, which is 1.25% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
(12.16) available on Contract Version A(1) and B from December 6, 2016 through January 2, 2017	4%, which is 1.00% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
(09.16 through 11.16) available on Contract Version A(1) and B from September 6, 2016 through December 5, 2016	4%, which is 1.00% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	3.75% 4.25% 5.25%	60 – 64 65 – 79 80+	3.25% 3.75% 4.75%
(07.16, 08.16) available on Contract Version A(1) and B from July 5, 2016 through September 5, 2016	4%, which is 1.00% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%
(05.16, 06.16) available on Contract Version A(1) and B from May 3, 2016 through July 4, 2016	5%, which is 1.25% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%

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Income Protector (Version Identifier)	Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages used to calculate annual maximum Lifetime Plus Payments
(04.15, 04.16) available on Contract Version A(1) and B from April 27, 2015 through May 2, 2016	6%, which is 1.5% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%
(10.12) available on Contract Version A(1) and B from October 15, 2012 through April 24, 2015	6%, which is 1.5% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%
(07.12) available on Contract Version A(1) and B from July 23, 2012 through October 12, 2012	5%, which is 1.25% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%
(05.12) available on Contract Version A(1) and B from April 30, 2012 through July 20, 2012	7%, which is 1.75% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%
(01.12) available on Contract Version A and B from January 23, 2012 through April 27, 2012 in all states except Oregon, and from February 22, 2012 through April 27, 2012 in Oregon only	8%, which is 2% applied quarterly	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%
(05.11) available on Contract Version A and B from May 2, 2011 through January 20, 2012 in all states except Oregon, and from May 2, 2011 through February 21, 2012 in Oregon only	8%, which is 2% applied quarterly	30	Age of Covered Person for single Lifetime Plus Payments, or age of younger Covered Person for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+		4.0% 4.5% 5.5%
(05.10) available on Contract Version A from May 3, 2010 through April 29, 2011	8%, which is 2% applied quarterly	20	Age of Covered Person for single Lifetime Plus Payments, or age of younger Covered Person for joint Lifetime Plus Payments
			60 – 64 65 – 79 80+		4.0% 4.5% 5.5%
(08.09) available on Contract Version A from July 22, 2009 through April 30, 2010	8%, which is 2% applied quarterly	20	Age of Covered Person for single Lifetime Plus Payments, or age of younger Covered Person for joint Lifetime Plus Payments
			65 – 79 80+		4.5% 5.5%
(1)	Available on Version A Contracts issued on or after April 1, 2009.

• The minimum exercise age that Lifetime Plus Payments can begin is age 65 for Income Protector (08.09), and age 60 for all other versions of Income Protector.
• On the Rider Effective Date we established your Contract’s Annual Increase Percentage, Guarantee Years, and Payment Percentages, and we cannot change these values while your benefit is in effect.
The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each year, but you can choose to take an actual payment that is less than your annual maximum Lifetime Plus Payment. If you take less than 100% of your annual maximum Lifetime Plus Payment in a Benefit Year, you are not eligible for a potential payment increase in

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the next Benefit Year. Your annual maximum Lifetime Plus Payment may increase based on the Covered Person’s age and/or if the Contract Value increases. However, your annual maximum payment does not increase just as a result of the Covered Person reaching an age that has a higher Payment Percentage; the result of the current Contract Value multiplied by the increased Payment Percentage must be greater than your current annual maximum payment for your payment to increase. For more information, see “Automatic Annual Lifetime Plus Payment Increases.”
Benefit Base
The Benefit Base determines both your rider charge and your initial annual maximum Lifetime Plus Payment. The greater the Benefit Base, the greater the initial annual maximum Lifetime Plus Payment.
On the Rider Effective Date, and on each Business Day before the Benefit Date, the Benefit Base is equal to the greater of the Quarterly Anniversary Value or the Annual Increase. On the Benefit Date, we compare your Benefit Base to the Contract Value using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase your Benefit Base to equal this Contract Value if it is greater.
On and after the Benefit Date, your Benefit Base only changes if you take an Excess Withdrawal, or we increase your annual maximum Lifetime Plus Payment. Changes in the Benefit Base also change your daily rider charge amount. Excess Withdrawals reduce your Benefit Base by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process the withdrawal. An annual payment increase may increase or decrease your Benefit Base at the end of the last Business Day before a Benefit Anniversary as follows.
•	If we increase your annual maximum Lifetime Plus Payment because the Contract Value increased, we increase your Benefit Base by the same percentage that we increased the payment.
•	If we increase your annual maximum Lifetime Plus Payment because the Payment Percentage determined by using the Covered Person’s age multiplied by the current Contract Value results in a higher payment, we change your Benefit Base to equal this Contract Value. This change may increase or decrease your Benefit Base. For example, suppose a 65-year old has an annual maximum Lifetime Plus Payment of $4,000 based on the Benefit Base of $100,000 and a 4% Payment Percentage ($4,000 = 4% x $100,000). On the next Benefit Anniversary, assume the Payment Percentage increases to 4.5% based on the Covered Person’s age. At 4.5%, the annual maximum Lifetime Plus Payment would increase if the current Contract Value was at least $88,912 ($88,912 x 4.5% = $4,001). Assuming the Contract Value is $88,912, the Benefit Base would then reduce from $100,000 to $88,912 and the annual maximum Lifetime Plus Payment would increase to $4,001.
Quarterly Anniversary Value
While the benefit is in effect, we only calculate the Quarterly Anniversary Value before the Benefit Date.
If the Rider Effective Date was the Issue Date, the Quarterly Anniversary Value was initially equal to the Purchase Payment received on the Issue Date. If the Rider Effective Date was after the Issue Date, the Quarterly Anniversary Value was initially equal to the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses).
At the end of each Business Day, we adjust the Quarterly Anniversary Value as follows:
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
On each Quarterly Anniversary, we compare the Quarterly Anniversary Value to the Contract Value using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase the Quarterly Anniversary Value to equal this Contract Value if it is greater.
Annual Increase
While the benefit is in effect, we only calculate the Annual Increase before the Benefit Date.
On each Quarterly Anniversary during the Guarantee Years, we apply a simple interest increase of one-fourth of the Annual Increase Percentage to the Purchase Payments adjusted for withdrawals (or the Contract Value on the Rider Effective Date, if applicable). Next, we compare this value to the Contract Value and increase it to equal the Contract

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Value if the Contract Value is greater (reset). We then apply any future simple interest increases to the reset value. Contract Value resets occur during the entire period we calculate the Annual Increase, not just during the Guarantee Years.
We established your Contract’s number of Guarantee Years and Annual Increase Percentage on the Rider Effective Date and we cannot change them. The Guarantee Years are the maximum number of years that you can receive simple interest increases under the Annual Increase. The number of Guarantee Years and the Annual Increase Percentage for the Income Protector rider are included in the Lifetime Plus Payment Overview earlier in this section.
If the Rider Effective Date was the Issue Date, both the Annual Increase and Increase Base were initially equal to the Purchase Payment received on the Issue Date. If the Rider Effective Date was after the Issue Date, both the Annual Increase and Increase Base were initially equal to the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses).
At the end of each Business Day, we adjust both the Annual Increase and Increase Base as follows.
•	We increase them by the amount of any additional Purchase Payments.
•	We reduce them by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
On each Quarterly Anniversary on or before the maximum Rider Anniversary, the Annual Increase is equal to:
a + (b x (c – d))
Where:
a	=	The Annual Increase at the end of the prior Business Day.
b	=	The Annual Increase Percentage we set on the Rider Effective Date (which is included in the Lifetime Plus Payment Overview earlier in this section) divided by four.
c	=	The Increase Base at the end of the prior Business Day.
d	=	Purchase Payments* received on or after the prior Quarterly Anniversary. If you selected this benefit at issue, we exclude from “d” any Purchase Payments received before the first Quarterly Anniversary.
*	We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, including any withdrawal charge, for each withdrawal taken since we received that payment.
The maximum Rider Anniversary is the Quarterly Anniversary that occurs on the number of Guarantee Years after the Rider Effective Date. For example, if the Issue Date is June 1, 2009, the Rider Effective Date is September 1, 2009, and the number of Guarantee Years is 30, then the maximum Rider Anniversary is September 1, 2039.
We then compare this Annual Increase to the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase both the Annual Increase and the Increase Base to equal this Contract Value if it is greater. As previously stated, these resets can occur during the entire period we calculate the Annual Increase.
• FOR CONTRACTS WITH THE BONUS OPTION: Unvested bonus amounts are not included in the parts of the Quarterly Anniversary Value, Annual Increase, and Increase Base based on Contract Value. The bonus is also not included in the parts of these values based on Purchase Payments.
Requesting Lifetime Plus Payments
You request Lifetime Plus Payments by completing a payment election form. Lifetime Plus Payments begin on the Benefit Date, which must be either the 1st or 15th of a calendar month. Your Benefit Date is the next available date that occurs at least 15 calendar days after we receive your request in Good Order at our Service Center. At least one Covered Person must be alive on the Benefit Date in order for Lifetime Plus Payments to begin. You cannot submit this form until the younger Covered Person reaches the minimum exercise age, or once the older Covered Person reaches age 91. We established your Contract’s minimum exercise age on the Rider Effective Date and we cannot increase it. The minimum exercise age is included in the Lifetime Plus Payment Overview earlier in this section.

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We will begin making payments to you automatically without your request if your Contract Value reduces to zero for any reason other than a withdrawal or annuitization while this benefit is in effect and before the Benefit Date. In this instance we calculate your annual maximum Lifetime Plus Payment and begin making annual payments to you on the next available Benefit Date.
If the Benefit Date has not occurred six months before the older Covered Person reaches age 91, we send you written notice that the benefit is about to end. If the benefit ends before Lifetime Plus Payments begin, you will have paid for the benefit without receiving any of its advantages.
Once Lifetime Plus Payments begin:
•	You cannot take new Partial Annuitizations.
•	You cannot make additional Purchase Payments, therefore Traditional Death Benefit Value (if applicable) no longer increases.
•	Any active automatic investment plan and/or systematic withdrawal or dollar cost averaging programs end.
•	The free withdrawal privilege is not available.
•	You can only remove Income Protector while the Contract Value is positive. If you remove this benefit, the restrictions listed above do not apply on or after the rider termination date.
•	You can only change the Owner if you selected joint Lifetime Plus Payments and:
–	an Owner dies and the spouse continues the Contract, or
–	you remove a joint Covered Person who is also a Joint Owner from the Contract. In this case, the remaining Covered Person must become the new sole Owner.
•	The rider charge continues until the benefit ends, or the Business Day the Contract Value reduces to zero.
•	If you have the Quarterly Value Death Benefit, its additional M&E charge continues as indicated in section 7, Expenses – Mortality and Expense Risk (M&E) Charge.
•	If you take a Full Annuitization, Lifetime Plus Payments stop and Income Protector ends.
•	The Contract Value continues to fluctuate as a result of Investment Option performance. It decreases on a dollar for dollar basis with each Lifetime Plus Payment, Excess Withdrawal, and any Contract charges we deduct.
•	Lifetime Plus Payments do not reduce your Benefit Base, but Excess Withdrawals reduce your Benefit Base and annual maximum Lifetime Plus Payment by the percentage of Contract Value withdrawn (including any withdrawal charge). If you take an Excess Withdrawal of your total Contract Value, Lifetime Plus Payments stop and Income Protector ends.
•	Each Lifetime Plus Payment and any Excess Withdrawal reduces the Traditional Death Benefit Value (or the Quarterly Anniversary Value under the Quarterly Value Death Benefit, if applicable) by the percentage of Contract Value withdrawn (including any withdrawal charge).
•	Any part of your annual maximum Lifetime Plus Payment that you do not withdraw in a given Benefit Year remains in your Contract for the remainder of that year, but is not added to the annual maximum payment available next year.
•	We may increase your annual maximum Lifetime Plus Payment on every Benefit Anniversary before the older Covered Person reaches age 91. If you receive a payment increase, we may also change your Benefit Base.
•	If your Contract Value reduces to zero for any reason other than an Excess Withdrawal or annuitization that does not convert your Lifetime Plus Payments to Annuity Payments, you will continue to receive your maximum available Lifetime Plus Payment at the previous selected payment frequency until the earlier of the death of the Owner or last surviving Covered Person.

• If the older Covered Person is age 80 on the Rider Effective Date, we extend the latest available Benefit Date by 30 calendar days in order to allow you to receive the maximum benefit from the Annual Increase.
Calculating Your Lifetime Plus Payments
The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each Benefit Year. On the Benefit Date, the initial annual maximum Lifetime Plus Payment is equal to the Benefit Base multiplied by the Payment Percentage, determined by using the Covered Person’s current age. The Payment Percentages table for the Income Protector rider is included in the Lifetime Plus Payment Overview earlier in this section. On the Benefit Date, if your initial annual maximum Lifetime Plus Payment is less than $100, the benefit ends and you will have paid for

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the benefit without receiving any of its advantages. For example, assuming a 4% initial Payment Percentage, if you take withdrawals that reduce the Benefit Base to less than $2,500, this would result in an initial Lifetime Plus Payment of less than $100.
You can receive Lifetime Plus Payments semi-monthly, monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make the payment on the next Business Day.
You can change your payment frequency once each Benefit Year while your Contract Value is positive. A Benefit Year is a period of twelve months beginning on the Benefit Date or any subsequent Benefit Anniversary. You must provide notice of any requested payment frequency change to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change. We do not accept payment frequency changes that would cause us to make payments of $0.01 to $99.99.
The annual maximum Lifetime Plus Payment is the amount you are entitled to, but you can choose to take less. The annual actual Lifetime Plus Payment is the total amount you choose to receive each year. Any part of your annual maximum payment that you do not withdraw in a given Benefit Year is not added to the annual maximum payment available next year. Each Lifetime Plus Payment you receive is equal to the annual actual Lifetime Plus Payment divided by the number of payments you chose to receive during the Benefit Year. Each actual Lifetime Plus Payment must either be zero, or $100 or more. For example, you cannot request an annual payment of $50.
If you would like to take less than the maximum available payment, you can change your payment amount once each Benefit Year while your Contract Value is positive by providing notice to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change.
Once Lifetime Plus Payments have begun, if your Contract Value reduces to zero for any reason other than an Excess Withdrawal or annuitization, you will continue to receive your maximum Lifetime Plus Payment at the previous selected payment frequency until the earlier of the death of the Owner or last surviving Covered Person.
We deduct each Lifetime Plus Payment, Excess Withdrawal, and any additional payment resulting from a required minimum distribution, proportionately from the Investment Options. We continue to rebalance the Contract Value quarterly among the Investment Options according to your future Purchase Payment allocation instructions while this benefit is in effect. You can also continue to make transfers between the Investment Options while your benefit is in effect, subject to the restrictions set out in section 5, Investment Options – Transfers Between Investment Options, and the “Investment Option Allocation and Transfer Restrictions” discussion later in this section.
Excess Withdrawals
Your annual maximum Lifetime Plus Payment only decreases if you take an Excess Withdrawal. An Excess Withdrawal is a withdrawal you take while you are receiving Lifetime Plus Payments, that when added to any other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your current annual maximum payment. If your actual Lifetime Plus Payment is less than your annual maximum payment, you can withdraw the difference and we consider that withdrawal to be an additional actual Lifetime Plus Payment, and not an Excess Withdrawal. Excess Withdrawals include any applicable withdrawal charge, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
For example, assume your annual maximum Lifetime Plus Payment is $2,000 and you take an annual actual Lifetime Plus Payment of $1,000. Within a Benefit Year, you can take an additional withdrawal of up to $1,000 and we consider that to be an additional actual Lifetime Plus Payment. If you withdraw $1,200, we consider the first $1,000 to be an additional actual Lifetime Plus Payment and the next $200 to be an Excess Withdrawal.
Any partial Excess Withdrawal must comply with the restrictions in section 8, Access to Your Money and the following provisions. If your Contract Value is less than $2,000, you can only withdraw the total remaining Contract Value (less any rider charge). Also, if at the end of the Business Day that we process your Excess Withdrawal your Contract Value is less than $2,000, you must withdraw the total remaining Contract Value (less any rider charge). If you take an Excess Withdrawal of the total remaining Contract Value your entire Contract ends.
Excess Withdrawals reduce your annual maximum Lifetime Plus Payment on the next Benefit Anniversary after the withdrawal. For each Excess Withdrawal, we reduce your annual maximum payment by the same percentage that we

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reduced the Benefit Base. If partial Excess Withdrawals reduce your annual maximum Lifetime Plus Payment to less than $100, we send you the total remaining Contract Value (less any rider charge) and your Contract ends.
• For Qualified Contracts, if we calculate a required minimum distribution (RMD) based on this Contract, after making all Lifetime Plus Payments for the calendar year, we determine whether this calendar year’s total RMD has been satisfied by these payments and any Excess Withdrawals. If the RMD amount for this Contract has not been satisfied, we send you this remaining amount as one RMD payment by the end of the calendar year. We consider this payment to be a withdrawal, but it is not an Excess Withdrawal and it is not subject to a withdrawal charge.
• For required annuitization, if on the Income Date you are receiving Lifetime Plus Payments, we guarantee to pay you the greater of your maximum Lifetime Plus Payment or fixed Annuity Payments based on the Contract Value under Annuity Option 1 or Annuity Option 3. If you select any other Annuity Option, or if you choose to take variable Annuity Payments, this guarantee does not apply. For more information, see section 9, The Annuity Phase.
Automatic Annual Lifetime Plus Payment Increases
We may change your annual maximum Lifetime Plus Payment on each Benefit Anniversary before the older Covered Person reaches age 91 as follows.
•	If you took your annual maximum Lifetime Plus Payment during the last Benefit Year, we increase next year’s annual maximum payment if the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) is greater than the Contract Value from one year ago (which is the end of the last Business Day before the prior Benefit Anniversary, or the Benefit Date if this is the first Benefit Anniversary). This increase is equal to the percentage of growth between these two Contract Values. For example, if the Contract Value increased by 5%, we also increase your annual maximum Lifetime Plus Payment by 5%.
•	If the Payment Percentage determined by using the Covered Person’s current age multiplied by the Contract Value at the end of the prior Business Day results in a higher annual maximum Lifetime Plus Payment. The Payment Percentages table for Income Protector is included in the Lifetime Plus Payment Overview earlier in this section.

• Automatic annual Lifetime Plus Payment increases are not available once the older Covered Person reaches age 91, or on or after the Business Day your Contract Value reduces to zero.
Taxation of Lifetime Plus Payments
We treat Lifetime Plus Payments as withdrawals for tax purposes as discussed in section 12, Taxes – Taxation of Lifetime Payments.
Charge Lock Option
If we increase Income Protector’s rider charge, you can reject this charge increase and all future rider charge changes by selecting the Charge Lock Option rider. You keep Income Protector at the current rider charge, but with reduced guaranteed values, reduced Lifetime Plus Payments, and no opportunity for future payment increases or future rider charge decreases.
We notify you in writing at least 30 days in advance of any increase to your rider charge. The notice will include information on the amount of increase to your rider charge, and the options available to you (accept the rider charge increase, remove Income Protector from your contract, or select the Charge Lock Option rider). If you are interested in the Charge Lock Option rider we ask you to either contact your Financial Professional or call us and we will send you the Charge Lock Option selection form and a copy of this prospectus.
After we receive your selection form in Good Order at our Service Center, the Charge Lock Option rider becomes effective on the Quarterly Anniversary that we are scheduled to increase the rider charge (or on the next Business Day if the Quarterly Anniversary is not a Business Day). To be in Good Order, we must receive your selection form no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary that we are to increase the rider charge. If we receive your selection form after this date and time we do not add the Charge Lock Option rider to your Contract and we increase your rider charge, but we make no other changes to your Contract. If we do not receive your selection form in time, you can either keep Income Protector at the increased rider charge, or you can make a separate request to remove it on the next Quarterly Anniversary and you will be subject to the increased rider charge until we remove Income Protector from your Contract. If you choose to keep Income Protector and we increase your rider charge in the future, the Charge Lock Option rider will again be available to you at that time, and will be based upon your then-current rider charges.

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If you select the Charge Lock Option rider, Income Protector’s rider charge does not change on or after the Charge Lock Date (which is the Quarterly Anniversary or the next Business Day if that day is not a Business Day, that we would have otherwise increased your rider charge).
If you select the Charge Lock Option rider, you do not receive any automatic increases to your guaranteed values and payments after the Last Increase Date. We determine the Last Increase Date as follows.
If the Charge Lock Date is… on or before the Benefit Date after the Benefit Date	the Last Increase Date is… the Charge Lock Date the Benefit Anniversary that occurs on or immediately after the Charge Lock Date
If your Last Increase Date is on or before the Benefit Date, we reduce Income Protector’s benefits as follows.
Quarterly Anniversary Value and Annual Increase	If your Last Increase Date is before the Benefit Date, the Annual Increase will receive a quarter of the Annual Increase Percentage and both your Annual Increase and Quarterly Anniversary Value will lock in any higher Contract Value for the last time on your Last Increase Date. After the Last Increase Date, these values only increase or decrease if you make an additional Purchase Payment or take a withdrawal.
If your Benefit Date is the Last Increase Date: We only calculate the Annual Increase and Quarterly Anniversary Value before the Benefit Date, so you will not receive a quarter of the Annual Increase Percentage or lock in higher Contract Value on the Last Increase Date.
Benefit Base	Can only increase before the Benefit Date if you make an additional Purchase Payment, or on the Benefit Date if your current Contract Value is greater than both the Quarterly Anniversary Value and Annual Increase. It decreases with each withdrawal taken before the Benefit Date and each Excess Withdrawal taken after the Benefit Date.
Payment Percentages	We subtract 1% from all the Payment Percentages. So if the Payment Percentage based on your current age is 4% and your Benefit Base is $100,000, your available annual maximum Lifetime Plus Payment would be $4,000. If you select the Charge Lock Option rider, your new Payment Percentage would be 3% and your available annual maximum Lifetime Plus Payment would be $3,000, which is a loss in payment of $1,000.
Automatic annual Lifetime Plus Payment increases	Not available.
Together, these reductions can significantly decrease the amount of Lifetime Plus Payments you receive. The Payment Percentages table for the Income Protector rider is included in the Lifetime Plus Payment Overview earlier in this section.
If your Last Increase Date is after the Benefit Date, your Lifetime Plus Payments do not change until the next Benefit Anniversary. If your Contract Value is zero on the Last Increase Date, the Charge Lock Option rider ends and we make no change to Income Protector. If your Contract Value is positive on the Last Increase Date, we reduce your annual maximum Lifetime Plus Payments as follows.
•	First we calculate your annual maximum Lifetime Plus Payment as we do on each Benefit Anniversary making adjustments for any Excess Withdrawals you took during the prior year and applying any automatic payment increase.
•	Then we reduce this annual maximum payment by 1% using this formula: current Benefit Base x [(current annual maximum Lifetime Plus Payment ÷ the current Benefit Base) - 1%].
•	If your reduced annual maximum Lifetime Plus Payment is $100 or more, we verify that your annual actual Lifetime Plus Payment meets our minimum requirements (it must be either zero, or $100 or more – you cannot request an actual payment of $50). If it is not, we ask you to change either the payment amount, or the frequency.
After the Last Increase Date your annual maximum Lifetime Plus Payment cannot increase, but it can decrease if you take an Excess Withdrawal.
A hypothetical example showing how Income Protector may be affected if you select the Charge Lock Option rider is provided in Appendix K.
The Charge Lock Option rider ends on the earlier of the Business Day Income Protector ends, or the Last Increase Date if your Contract Value equals zero.

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• Your Contract Value will continue to fluctuate with Investment Option performance after the Charge Lock Date.
• The Charge Lock Option rider may not be available through all broker dealers. For more information, please contact us or your Financial Professional.
• If you select the Charge Lock Option rider, the reduction to Income Protector’s benefits may be significant, and you may be better off either accepting the rider charge increase, or removing Income Protector from your Contract. You should consult with your Financial Professional before selecting the Charge Lock Option rider.
• Once you select the Charge Lock Option rider, you cannot later remove it from your Contract.
• If you select the Charge Lock Option rider and the reduction to your Payment Percentage causes your annual maximum Lifetime Plus Payment to be less than $100, Income Protector ends. If this occurs on the Benefit Date, you will have paid for Income Protector without receiving any of its advantages.
Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing
Under Income Protector, we restrict your Investment Option selection. By selecting this benefit, you agreed to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support Income Protector’s guarantees. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Benefit Base.
If you have Income Protector we require you to allocate your Contract Value to the Investment Options listed below.
Investment Options available with Income Protector (11.17 through 04.20)
AZL DFA Five-Year Global Fixed Income Fund
AZL Enhanced Bond Index Fund
AZL Fidelity Institutional Asset Management® Total Bond Fund
AZL Government Money Market Fund
AZL MetWest Total Return Bond Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP Global Balanced Index Strategy Fund
AZL MVP DFA Multi-Strategy Fund
AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	AZL MVP Fusion Dynamic Balanced Fund
AZL MVP Fusion Dynamic Conservative Fund
AZL MVP Fusion Dynamic Moderate Fund
AZL MVP Growth Index Strategy Fund
AZL MVP Moderate Index Strategy Fund
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
JPMorgan Insurance Trust Core Bond Portfolio
MFS VIT Total Return Bond Portfolio
PIMCO VIT Balanced Allocation Portfolio
PIMCO VIT Global Core Bond (Hedged) Portfolio
PIMCO VIT Total Return Portfolio

Investment Options available with Income Protector (01.12 through 10.17)
AZL DFA Five-Year Global Fixed Income Fund
AZL Enhanced Bond Index Fund
AZL Fidelity Institutional Asset Management® Total Bond Fund
AZL Government Money Market Fund
AZL MetWest Total Return Bond Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP Global Balanced Index Strategy Fund
AZL MVP DFA Multi-Strategy Fund
AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL MVP Fusion Dynamic Balanced Fund
AZL MVP Fusion Dynamic Conservative Fund
AZL MVP Fusion Dynamic Moderate Fund
AZL MVP Growth Index Strategy Fund	AZL MVP Moderate Index Strategy Fund
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Franklin Income VIP Fund*
Franklin U.S. Government Securities VIP Fund*
JPMorgan Insurance Trust Core Bond Portfolio
MFS VIT Total Return Bond Portfolio
PIMCO VIT All Asset Portfolio*
PIMCO VIT Balanced Allocation Portfolio
PIMCO VIT Global Core Bond (Hedged) Portfolio
PIMCO VIT High Yield Portfolio*
PIMCO VIT Real Return Portfolio*
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio*
Templeton Global Bond VIP Fund*

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Investment Options available with Income Protector (08.09, 05.10, 05.11)
AZL Balanced Index Strategy Fund
AZL DFA Five-Year Global Fixed Income Fund
AZL DFA Multi-Strategy Fund
AZL Enhanced Bond Index Fund
AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL Fidelity Institutional Asset Management® Total Bond Fund
AZL Gateway Fund
AZL Government Money Market Fund
AZL MetWest Total Return Bond Fund
AZL Moderate Index Strategy Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP DFA Multi-Strategy Fund
AZL MVP Fusion Dynamic Balanced Fund
AZL MVP Fusion Dynamic Conservative Fund
AZL MVP Fusion Dynamic Moderate Fund
AZL MVP Growth Index Strategy Fund
AZL MVP Moderate Index Strategy Fund
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	BlackRock Global Allocation V.I. Fund*
Fidelity VIP FundsManager 50% Portfolio*
Fidelity VIP FundsManager 60% Portfolio*
Franklin Income VIP Fund*
Franklin U.S. Government Securities VIP Fund*
JPMorgan Insurance Trust Core Bond Portfolio
MFS VIT Total Return Bond Portfolio
PIMCO VIT All Asset Portfolio*
PIMCO VIT Emerging Markets Bond Portfolio*
PIMCO VIT Global Bond Portfolio (Unhedged)*
PIMCO VIT Global Core Bond (Hedged) Portfolio
PIMCO VIT Global Managed Asset Allocation Portfolio*
PIMCO VIT High Yield Portfolio*
PIMCO VIT Real Return Portfolio*
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio*
Templeton Global Bond VIP Fund*
*	These Investment Options are closed as discussed in Appendix M.
We may add, remove or substitute Investment Options from this list. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We send you written notice regarding additions, removals or substitutions. When an Investment Option within this list is removed or substituted, we send you written notice 30 days before the removal or substitution date.
While your benefit is in effect and your Contract Value is positive, we rebalance your Contract Value quarterly according to your future Purchase Payment allocation instructions, which must comply with the restrictions stated here. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. Your Investment Options’ performance may cause your chosen allocations to shift. Quarterly rebalancing helps you maintain your selected allocation mix. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. To change this quarterly rebalancing, you must change your future Purchase Payment allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.
When Income Protector Ends
Income Protector ends on the earliest of the following.
•	The Business Day we process your request to remove this benefit from your Contract (the rider termination date).
•	The Business Day all original Covered Persons no longer have the required relationship (Owner, Annuitant or sole Beneficiary) as stated under “Covered Persons” in section 2.
•	The older Covered Person’s 91st birthday if it occurs before the Benefit Date.
•	The Business Day before the Income Date if you take a Full Annuitization.
•	The Business Day we process your request for a full withdrawal, other than a full withdrawal caused by a Lifetime Plus Payment.
•	The Benefit Date or a Benefit Anniversary if the annual maximum Lifetime Plus Payment is less than $100. However, this does not apply if you have the Charge Lock Option rider, your Last Increase Date is the Benefit Date or a Benefit Anniversary, and on the Last Increase Date your annual maximum Lifetime Plus Payment becomes less than $100.
•	Upon the death of an Owner (or Annuitant if the Owner is a non-individual), the end of the Business Day we first receive a Valid Claim from any one Beneficiary. However, if a federally recognized spouse is a Covered Person and continues this Contract, Income Protector also continues.
•	The date of death of the last surviving Covered Person.
•	The Business Day the Contract ends.

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11.b  Quarterly Value Death Benefit
We designed the Quarterly Value Death Benefit to lock in any quarterly investment gains to provide an increased death benefit for Beneficiaries. The benefit described in this section was only available at issue on Version B Contracts from April 30, 2012 through April 26, 2013. Please see Appendix F for information on the previous versions of the Quarterly Value Death Benefit. You cannot remove the Quarterly Value Death Benefit from your Contract. The Quarterly Value Death Benefit carries an additional M&E charge as described in the Fee Tables and section 7, Expenses – Mortality and Expense Risk (M&E) Charge.
The Quarterly Value Death Benefit is the greater of the Contract Value (after deduction of the final rider charge, if applicable), or the Quarterly Anniversary Value. For a sole Beneficiary, we determine the Quarterly Value Death Benefit at the end of the Business Day during which we receive a Valid Claim. For multiple Beneficiaries, each surviving Beneficiary receives the greater of their portion of Quarterly Anniversary Value determined at the end of the Business Day we receive the first Valid Claim from any one Beneficiary, or their portion of the Contract Value determined at the end of the Business Day during which we receive his or her Valid Claim.
The Quarterly Anniversary Value was initially equal to the Purchase Payment received on the Issue Date.
At the end of each Business Day, we adjust the Quarterly Anniversary Value as follows:
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations, Lifetime Plus Payments or Income Focus Payments, Excess Withdrawals and any withdrawal charges; but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
On each Quarterly Anniversary before the end date, we compare the Quarterly Anniversary Value to the Contract Value, using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase the Quarterly Anniversary Value to equal this Contract Value if it is greater. On and after the end date, we no longer make this comparison and you will no longer receive lock ins of any quarterly investment gains.
The end date occurs on the earliest of:
•	the rider termination date if you remove an Additional Required Benefit;
•	the older Owner’s 91st birthday (or the Annuitant’s 91st birthday if the Owner is a non-individual); or
•	the end of the Business Day we receive the first Valid Claim from any one Beneficiary.
The Quarterly Value Death Benefit ends upon the earliest of the following:
•	The Business Day before the Income Date that you take a Full Annuitization.
•	The Business Day that the Quarterly Anniversary Value and Contract Value are both zero.
•	The Business Day the Contract ends.

• Required selection of an Additional Required Benefit. If you remove the Additional Required Benefit you keep any prior lock ins of quarterly investment gains to your death benefit but you will not receive any future lock ins and we no longer assess the additional 0.30% M&E charge for the Quarterly Value Death Benefit.
• If you have Income Protector or Income Focus, your Contract Value decreases with each Lifetime Plus Payment or Income Focus Payment, Excess Withdrawal, and rider charge deduction. This reduces the likelihood of locking in investment gains and directly reduces the Quarterly Anniversary Value. Taking lifetime payments and Excess Withdrawals may cause the Quarterly Value Death Benefit to end prematurely.
• For Contracts with the Bonus Option: Unvested bonus amounts are not included in the parts of the Quarterly Anniversary Value based on Contract Value. The Bonus is also not included in the parts of the Quarterly Value Death Benefit based on Purchase Payments.

11.c  Bonus Option
We designed the Bonus Option for Owners who believe the bonus’ returns are offset by this benefit’s additional costs. This benefit provides a 6% bonus on each Purchase Payment received before the older Owner reaches age 81(or the Annuitant reaches age 81 if Owner is a non-individual), subject to a three-year vesting schedule. The Bonus Option was only available at issue on Version A Contracts from May 1, 2007 through April 29, 2011, and Version B Contracts from May 2,

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2011 through April 26, 2013. You cannot remove the Bonus Option from your Contract. This benefit ends when your Contract ends. The Bonus Option carries an additional M&E charge and is subject to a higher and longer withdrawal charge schedule as described in the Fee Tables and section 7, Expenses.
The bonus is subject to the following terms.
•	Bonus amounts are available to you as they vest. We include the bonus in any part of a guaranteed value based on Contract Value, but only as it vests. We do not include the bonus in any part of a guaranteed value based on Purchase Payments. The vesting schedule is as follows.

Number of Complete Years Since Purchase Payment Receipt	Vesting Percentage
0	0%
1	35%
2	70%
3+	100%
•	We treat all bonus amounts and their gains or losses as Contract earnings for both tax purposes and the withdrawal charge.
•	All bonus gains and losses are part of your Contract Value and are always 100% vested.
We pay all bonus amounts from the general account assets of Allianz Life.
We deduct Contract charges other than the M&E charge from the Bonus Value, which is your Contract Value plus any unvested bonus. If you take a withdrawal* or Full Annuitization, or if a death benefit is payable in the first three years after we receive a Purchase Payment, you lose all or some of your bonus. We expect to profit from the Bonus Option’s additional M&E charge and withdrawal charge.
*	Including Partial Annuitizations, Lifetime Plus Payments, Income Focus Payments, and Excess Withdrawals.

• The bonus may be more than offset by the Bonus Option’s additional M&E charge and withdrawal charge, especially during periods of poor Investment Option performance.
• The IRS has not reviewed the Contract for qualification as an IRA and has not issued a ruling as to whether a bonus benefit with a vesting schedule complies with IRA requirements.

12.  Taxes
This section provides a summary explanation of the tax ramifications of your Contract. More detailed information about product taxation is contained in the SAI, which is available by calling the toll-free telephone number at the back of this prospectus. We do not provide individual tax advice. You should contact your tax adviser to discuss this Contract’s effects on your personal tax situation.
Qualified and Non-Qualified Contracts
Your Contract is either a Qualified Contract or a Non-Qualified Contract. A Qualified Contract is purchased pursuant to a specialized provision of the Internal Revenue Code (Code). For example, a Contract may be purchased pursuant to Section 408 of the Code as an Individual Retirement Annuity (IRA).
Qualified Contracts are subject to certain restrictions, including restrictions on the amount of annual contributions, restrictions on how much you can earn and still be able to contribute to a Qualified Contract, and specialized restrictions on withdrawals. Qualified Contracts must be purchased from earned income from the relevant year or years, or from a rollover or transfer from a qualified contract. An IRA to IRA indirect rollover can occur only once in any twelve month period from all of the IRAs you currently own.

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We previously offered the following types of Qualified Contracts.
Type of Contract	Persons and Entities that can buy the Contract
IRA	Must have the same individual as Owner and Annuitant.
Roth IRA	Must have the same individual as Owner and Annuitant.
Simplified Employee Pension (SEP) IRA	Must have the same individual as Owner and Annuitant.
Certain Code Section 401 Plans	A qualified retirement plan is the Owner and the Annuitant must be an individual.
There are no Code restrictions on annual contributions to a Non-Qualified Contract or how much you can earn and still contribute to a Contract.
Taxation of Annuity Contracts
The Contract has the following tax characteristics.
•	Taxes on earnings are deferred until you take money out. Non-Qualified Contracts owned by corporations or partnerships do not receive income tax deferral on earnings.
•	When you take money out of a Non-Qualified Contract, earnings are generally subject to federal income tax and applicable state income tax. All pre-tax money distributed from Qualified Contracts are subject to federal and state income tax, but qualified distributions from Roth IRA Contracts are not subject to federal income tax. This prospectus does not address specific state tax laws. You should discuss state taxation with your tax adviser.
•	Taxable distributions are subject to an ordinary income tax rate, rather than a capital gains rate.
•	Distributions from Non-Qualified Contracts are considered investment income for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may apply to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax advisor for more information.
•	If you take partial withdrawals from your Non-Qualified Contract, the withdrawals are generally taxed as though you were paid taxable earnings first, and then as a non-taxable return of Purchase Payments.
•	If you fully annuitize your Non-Qualified Contract and receive a stream of Annuity Payments, you receive the benefit of the exclusion ratio, and each Annuity Payment you receive is treated partly as taxable earnings and partly as a non-taxable return of Purchase Payments.
•	If you take partial withdrawals or annuitize a Qualified Contract, you will be responsible for determining what portion, if any, of the distribution consists of after-tax money.
•	Lifetime Plus Payments and Income Focus Payments are taxed as partial withdrawals.
•	If you take out earnings before age 59 1⁄2, you may be subject to a 10% additional federal tax, unless you take a lifetime annuitization of your Contract or you take money out in a stream of substantially equal payments over your expected life in accordance with the requirements of the Code.
•	A pledge or assignment of a Contract may be treated as a taxable event. You should discuss any pledge or assignment of a Contract with your tax adviser.
•	If you purchase multiple non-qualified deferred annuity contracts from an affiliated group of companies in one calendar year, these contracts are treated as one contract for purposes of determining the tax consequences of any distribution.
•	Death benefit proceeds from Non-Qualified Contracts are taxable to the beneficiary as ordinary income to the extent of any earnings. Death benefit proceeds must be paid out in accordance with the requirements of the Code.
•	Depending upon the type of Qualified Contract you own, required minimum distributions (RMDs) must be satisfied when you reach a certain age. If you enroll in our minimum distribution program, we make RMD payments to you that are designed to meet this Contract’s RMD requirements.
•	When you take money out of a Contract, we may deduct premium tax that we pay on your Contract. This tax varies from 0% to 3.5%, depending on your state. Currently, we pay this tax and do not pass it on to you.
Taxation of Lifetime Payments
We treat Lifetime Plus Payments and Income Focus Payments (lifetime payments) as withdrawals for tax purposes. This means that, for Non-Qualified Contracts, gains from the entire Contract are considered to be distributed first and are subject to ordinary income tax. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. For Qualified Contracts, the total lifetime

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payment is most likely subject to ordinary income tax. If you are taking withdrawals from the Contract to satisfy the requirements for substantially equal periodic payments under Section 72(t) or 72(q) of the Internal Revenue Code and you begin lifetime payments before the required series of withdrawals is complete, you may incur additional penalties, including a 10% additional federal tax.
Tax-Free Section 1035 Exchanges
Subject to certain restrictions, you can make a “tax-free” exchange under Section 1035 of the Internal Revenue Code for all or a portion of one non-qualified annuity contract for another, or all of a life insurance policy for a non-qualified annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:
•	you might have to pay a withdrawal charge on your previous contract,
•	unless you have the No Withdrawal Charge Option, there is a new withdrawal charge period for this Contract,
•	other charges under this Contract may be higher (or lower),
•	the benefits may be different, and
•	you no longer have access to any benefits from your previous contract.
If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible additional federal tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine the exchange is in your best interest and not just better for the person selling you the Contract who generally earns a commission on each sale. You should consult a tax adviser to discuss the potential tax effects before making a 1035 exchange.

13.  Other Information
Allianz Life
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. Our address is 5701 Golden Hills Drive, Minneapolis, MN 55416. We currently offer fixed, fixed index, and variable annuities, individual life insurance, and registered index-linked annuities. We are licensed to do direct business in 49 states and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.
The Separate Account
We established Allianz Life Variable Account B (the Separate Account) as a separate account under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.
The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.
We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account’s assets may not be used to pay any of our liabilities, other than those arising from the Contracts.
If the Separate Account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our general account, to the extent of seed money invested by us or earned fees and charges. The obligations under the Contracts are obligations of Allianz Life.
Distribution
Allianz Life Financial Services, LLC (ALFS), a wholly owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. ALFS is a limited liability company organized in Minnesota, and is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. ALFS is registered as a broker/dealer with the SEC under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). ALFS is not a member of Securities Investors Protection Corporation. More information about ALFS is available at www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.

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We have entered into a distribution agreement with ALFS for the distribution of the Contracts. ALFS also may perform various administrative services on our behalf.
We may fund ALFS operating and other expenses, including: overhead; legal and accounting fees; Financial Professional training; compensation for the ALFS management team; and other expenses associated with the Contracts. Financial Professionals and their managers may also be eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with ALFS. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.
ALFS does not itself sell the Contracts on a retail basis. Rather, ALFS enters into selling agreements with other broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. We pay sales commissions to the selling firms and their Financial Professionals. The maximum commission payable to the selling firms for Contract sales is expected to not exceed 7% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 7% of Purchase Payments.
We and/or ALFS may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.
A portion of the payments made to selling firms may be passed on to their Financial Professionals. Financial Professionals may receive cash and non-cash compensation and other benefits. Ask your Financial Professional for further information about what they and their firm may receive in connection with your purchase of a Contract.
Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account. We intend to recover commissions and other expenses indirectly through fees and charges imposed under the Contract.
Broker-dealers and their Financial Professionals and managers involved in sales of the Contracts may receive payments from us for administrative and other services that do not directly involve the sale of the Contracts, including payments made for recordkeeping, the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their Financial Professionals may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.
In certain instances, we and/or ALFS may make payments to a broker/dealer for inclusion of this Contract in its list of products that it offers for sale.
We and/or ALFS may pay certain selling firms additional marketing support allowances for:
•	marketing services and increased access to their Financial Professionals;
•	sales promotions relating to the Contracts;
•	costs associated with sales conferences and educational seminars;
•	the cost of client meetings and presentations; and
•	other sales expenses incurred by them.
We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment.
We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer.
Additional information regarding marketing support payments can be found in the Distributor section of the SAI.
The Investment Options may assess a Rule 12b-1 fee. These fees are paid to ALFS as consideration for providing certain services and incurring certain expenses permitted under the Investment Option’s plan. These fees typically equal 0.25% of an Investment Option’s average daily net assets for the most recent calendar year.
In certain instances, an investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may make payments for administrative services to ALFS or its affiliates.

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We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts but reserve the right to discontinue the offering.
Additional Credits for Certain Groups
We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.
Administration/Allianz Service Center
The Allianz Service Center performs certain administrative services regarding the Contracts and is located at 5701 Golden Hills Drive, Minneapolis, Minnesota. The Service Center mailing address and telephone number are listed at the back of this prospectus. The administrative and routine customer services performed by our Service Center include processing and mailing of account statements and other mailings to Owners, responding to Owner correspondence and inquiries, and processing requests for variable annuity payments. Allianz Life also contracts with Tata Consultancy Services (Tata) located at #42(P) & 45(P), Think Campus, Electronic City, Phase II, Bangalore, Karnataka 560100, India, to perform certain administrative services including:
•	issuance and maintenance of the Contracts,
•	maintenance of Owner records, and
•	routine customer service including:
–	processing of Contract changes,
–	processing withdrawal requests (both partial and total), and
–	processing requests for fixed annuity payments.
Services performed by Tata are overseen and quality control checked by our Service Center.
To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, may be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call our Service Center at the toll-free telephone number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.
Legal Proceedings
We and our subsidiaries, like other life insurance companies, from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or ALFS is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or ALFS ability to perform its obligations.
Financial Statements
The statutory financial statements of Allianz Life and the financial statements of the Separate Account have been included or incorporated by reference in Part C of the Registration Statement.
Status Pursuant To Securities Exchange Act Of 1934
Allianz Life hereby relies on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 from the requirement to file reports pursuant to Section 15(d) of that Act.

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14.  Privacy Notice
Allianz Life Insurance Company of North America
PO Box 1344
Minneapolis, MN 55440-1344
800.328.5600
Your privacy is a high priority for Allianz (“we” or “our”). This Privacy Notice outlines our principles for collecting, using and protecting information that we maintain about you. This Privacy Notice is also displayed on our website at www.allianzlife.com.
Information about you that Allianz collects
We collect information about you so that we can process the insurance transactions you request and administer or service your policy. We also collect information to inform you of new products and services and to engage in studies or research relating to our business. We limit the information collected to what is needed for our business purposes. We may collect your information from the following sources.
•	From you, either directly or through our financial professionals. This may include information provided on your insurance application or other forms you may complete. The information we collect includes, but is not limited to, your name, social security number, address, telephone number and e-mail address.
•	From others, through the process of issuing a policy or handling a claim. This may include information from consumer reporting agencies and medical or accident reports.
•	From your doctor or during a home visit by a health care professional. This may include your health records gathered with your written consent.
•	From your relationship with us. For example, this may include the number of years you have been a customer or the types of products you have purchased.
•	From data brokers that collect publicly available information about you. This includes household information, financial transactions, and social media activity.
Information about you that Allianz shares
We do not share information about current or former customers with anyone, except as allowed by law. “Allowed by law” means that we may share the information we collect about you as follows.
•	With people and entities when we have your consent to share your information.
•	With our affiliates and other third parties in order to process your application, or administer or service your policy.
•	With consumer reporting agencies to obtain a medical report, credit report, or motor vehicle report. These reports are used to decide eligibility for a policy or to process transactions you request.
•	With our financial professionals so that they can service your policy. They may also inform you of other Allianz products and services that may be of interest to you.
•	With health care providers in order to process your claim.
•	As required or otherwise permitted by law. This may include sharing information with state insurance agencies, law enforcement, and other government officials. We may also share your information to respond to subpoenas, court orders and other legal requests.
•	With research groups to conduct studies on our business to improve the products and services we offer.
•	To inform you of products and services that may be of interest to you. These communications may be made by us, our financial professionals, or through third parties.
•	With our affiliates so they can market their products and services to you. State insurance laws do not allow you to restrict this disclosure.
Allianz does not sell your information to anyone
We do not sell your information to anyone for their own marketing purposes. For this reason, we are not required to obtain your “opt in election,” “opt out election” or authorization.

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Allianz policies and practices regarding security of your information
We limit access to your information to those employees, affiliates, and service providers who need it for our business purposes. We protect your information using safeguards that comply with applicable federal and state law. This includes measures that are administrative, physical, and technical in nature. We use reasonable measures to secure our websites and protect the information that may be shared over these sites.
Your ability to access and correct your information
You have the right to access and obtain a copy of your information. This does not include the right to access and copy your information related to a claim or civil or criminal proceeding. You may also write to us and ask about disclosure(s) of your information made within the last two (2) years. If you wish to review your information, please write us at:
Allianz Life Insurance Company of North America
Attn: Privacy Office
PO Box 1344
Minneapolis, MN 55440-1344
Please provide your full name, address and policy number(s) in your written request. For your protection, please have your request notarized. We reserve the right to ask for additional verification of your identity.
Within 30 working days of our receipt of your written request, you may see and get a copy of your information in person. If you prefer, we will send you a copy of your information. If medical information is contained in your file, we may request that you name a medical professional to whom we will send your information.
If you believe any of your information is incorrect, you may write to us at the address above. Within 30 working days, we will let you know if our review has resulted in a correction of your information. If we do not agree there is an error, you may file a statement disputing our finding. We will attach the statement to your file. We will send any corrections we make, or your statement, to anyone we shared your information with over the past two years, and to anyone who may receive your information from us in the future. We do not control the information about you obtained from a consumer reporting agency or a Department of Motor Vehicles. We will provide you with the names and addresses of these agencies so you can contact them directly.
Notification of change
Your trust is one of our most important assets. If we revise our privacy practices in the future, we will notify you prior to implementing any changes.
For more information or if you have questions
If you have any questions or concerns about our privacy practices, please call the Corporate Compliance Privacy Office at 800.328.5600, contact us via the secured website, or write us at:
Allianz Life Insurance Company of North America
Attn: Privacy Office
PO Box 1344
Minneapolis, MN 55440-1344
This Privacy Notice is being provided on behalf of the following companies:
•	Allianz Life Insurance Company of North America
•	Allianz Life Financial Services, LLC
M40018 (R-09/2019)

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15.  Table of Contents of the SAI
Allianz Life	3
Experts	3
Legal Opinions	4
Distributor	4
Administrative Service Fees	5
Federal Tax Status	5
Annuity Contracts in General	5
Taxation of Annuities in General	5
Qualified Contracts	6
Distributions Qualified Contracts	7
Distributions Non-Qualified Contracts	8
Required Distributions	9
Diversification	9
Owner Control	9
Contracts Owned by Non-Individuals	10
Annuity Purchases by Nonresident Aliens and Foreign Corporations	10
Income Tax Withholding	10
Multiple Contracts	10
Partial 1035 Exchanges	10
Assignments, Pledges and Gratuitous Transfers	10
Death Benefits	11
Spousal Continuation and the Federal Defense of Marriage Act (DOMA)	11
Federal Estate Taxes	11
Generation-Skipping Transfer Tax	11
Foreign Tax Credits	11
Possible Tax Law Changes	11
Annuity Payments	12
Annuity Payment Options	12
Annuity Units/Calculating Variable Annuity Payments	14
Financial Statements	15
Appendix A – Death of the Owner and/or Annuitant	16
Appendix B – Historic Rate Sheet Supplements	19
Appendix C – Condensed Financial Information	24

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Appendix A – Annual Operating Expenses for Each Investment Option
This table describes, in detail, the annual expenses for each of the Investment Options. We show the expenses as a percentage of an Investment Option’s average daily net assets for the most recent calendar year. Except for the AZL Funds and the PIMCO VIT portfolios, neither the Investment Options nor their advisers are affiliated with us. Expenses may vary in current and future years. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it. See the Investment Options’ prospectuses for further information regarding the expenses you may expect to pay. Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. If these fees are deducted from Investment Option assets, they are reflected in the table below.
Investment Option	Management fees	Rule 12b-1 fees	Service fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses before fee waivers and/or expense reimbursements
BLACKROCK
AZL Enhanced Bond Index Fund	.35	.25	–	.05	–	.65
AZL Government Money Market Fund	.35	.25	–	.04	–	.64
AZL International Index Fund	.35	.25	–	.09	–	.69
AZL Mid Cap Index Fund	.25	.25	–	.07	–	.57
AZL MSCI Emerging Markets Equity Index Fund	.85	.25	–	.25	–	1.35
AZL MSCI Global Equity Index Fund	.70	.25	–	.17	–	1.12
AZL Russell 1000 Growth Index Fund	.44	.25	–	.07	–	.76
AZL Russell 1000 Value Index Fund	.44	.25	–	.07	–	.76
AZL S&P 500 Index Fund – Class 2.17		.25	–	.07	–	.49
AZL Small Cap Stock Index Fund	.26	.25	–	.07	–	.58
BlackRock Global Allocation V.I. Fund – Class 3.64		.25	–	.25	–	1.14
DAVIS
Davis VA Financial Portfolio	.55	–	–	.15	–	.70
DIMENSIONAL
AZL DFA Five-Year Global Fixed Income Fund	.60	.25	–	.07	–	.92
FIDELITY INSTITUTIONAL ASSET MANAGEMENT®
AZL Fidelity Institutional Asset Management® Multi-Strategy Fund	.70	.25	–	.07	–	1.02
AZL Fidelity Institutional Asset Management® Total Bond Fund	.50	.25	–	.07	–	.82
FIDELITY MANAGEMENT & RESEARCH COMPANY
Fidelity VIP FundsManager 50% Portfolio – Service Class 2.25		.25	–	–	.42	.92
Fidelity VIP FundsManager 60% Portfolio – Service Class 2.25		.25	–	–	.49	.99
FRANKLIN TEMPLETON
Franklin Funds Allocation VIP Fund – Class 2.55		.25	–	.04	.23	1.07
Franklin Income VIP Fund – Class 2.46		.25	–	–	.01	.72
Franklin Mutual Shares VIP Fund – Class 2.68		.25	–	.03	–	.96
Franklin U.S. Government Securities VIP Fund – Class 2.47		.25	–	.04	–	.76
Templeton Global Bond VIP Fund – Class 2.46		.25	–	.07	.09	.87
Templeton Growth VIP Fund – Class 2.82		.25	–	.04	–	1.11
GATEWAY
AZL Gateway Fund	.80	.25	–	.06	–	1.11
J.P. MORGAN
JPMorgan Insurance Trust Core Bond Portfolio – Class 2.40		.25	–	.18	–	.83
METWEST
AZL MetWest Total Return Bond Fund	.60	.25	–	.06	–	.91
MFS
MFS VIT Total Return Bond Portfolio – Service Class	.50	.25	–	.04	–	.79
MORGAN STANLEY
AZL Morgan Stanley Global Real Estate Fund	.90	.25	–	.14	–	1.29

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Investment Option	Management fees	Rule 12b-1 fees	Service fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses before fee waivers and/or expense reimbursements
PIMCO
PIMCO VIT All Asset Portfolio – Admin. Class	.425	–	.15	–	1.14	1.715
PIMCO VIT Balanced Allocation Portfolio – Admin. Class	.71	_	.15	.07	.06	.99
PIMCO VIT CommodityRealReturn Strategy Portfolio – Admin. Class	.74	–	.15	1.27	.11	2.27
PIMCO VIT Dynamic Bond Portfolio – Admin Class	.85	–	.15	.15	–	1.15
PIMCO VIT Emerging Markets Bond Portfolio – Admin. Class	.85	–	.15	.02	–	1.02
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) – Admin. Class	.75	–	.15	.13	–	1.03
PIMCO VIT Global Core Bond (Hedged) Portfolio – Admin. Class	.56	–	.15	.13	–	.84
PIMCO VIT Global Managed Asset Allocation Portfolio – Admin. Class	.95	–	.15	.05	.33	1.48
PIMCO VIT High Yield Portfolio – Admin. Class	.60	–	.15	.03	–	.78
PIMCO VIT Long-Term U.S. Government Portfolio – Admin. Class	.475	–	.15	.12	–	.745
PIMCO VIT Real Return Portfolio – Admin. Class	.50	–	.15	.88	–	1.53
PIMCO VIT StocksPLUS® Global Portfolio – Advisor Class	.61	.25	–	.03	–	.89
PIMCO VIT Total Return Portfolio – Admin. Class	.50	–	.15	.21	–	.86
T. ROWE PRICE
AZL T. Rowe Price Capital Appreciation Fund	.75	.25	–	.05	.02	1.07

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This table describes, in detail, the annual expenses for each of the Allianz Fund of Funds. We show the expenses as a percentage of an Investment Option’s average daily net assets. The underlying funds may pay 12b-1 fees to the distributor of the Contracts for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the Allianz Fund of Funds and the Allianz Fund of Funds do not pay service fees or 12b-1 fees. The underlying funds of the Allianz Fund of Funds may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund.
Investment Option	Management fees	Rule 12b-1 fees	Other expenses	Total	Acquired fund fees and expenses	Total annual fund operating expenses before fee waivers and/or expense reimbursements
ALLIANZ FUND OF FUNDS
AZL Balanced Index Strategy Fund	.05	–	.04	.09	.61	.70
AZL DFA Multi-Strategy Fund	.05	–	.02	.07	.89	.96
AZL Moderate Index Strategy Fund	.40	–	.03	.43	.60	1.03
AZL MVP Balanced Index Strategy Fund	.10	–	.04	.14	.58	.72
AZL MVP DFA Multi-Strategy Fund	.20	–	.09	.29	.84	1.13
AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	.10	–	.04	.14	.68	.82
AZL MVP Fusion Dynamic Balanced Fund	.20	–	.03	.23	.72	.95
AZL MVP Fusion Dynamic Conservative Fund	.20	–	.05	.25	.72	.97
AZL MVP Fusion Dynamic Moderate Fund	.20	–	.02	.22	.73	.95
AZL MVP Global Balanced Index Strategy Fund	.10	–	.03	.13	.64	.77
AZL MVP Growth Index Strategy Fund	.10	–	.02	.12	.56	.68
AZL MVP Moderate Index Strategy Fund	.10	–	.03	.13	.57	.70
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	.10	--	.02	.12	.75	.87

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Appendix B – Condensed Financial Information
The statutory financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B are included or incorporated by reference in Part C of the Registration Statement.
Accumulation unit value (AUV) information corresponding to the lowest and highest combination of M&E charges as of the end of December 31, 2019 is listed in the tables below. A separate rider charge may also apply to your Contract if you have Income Protector, Investment Protector, or Income Focus, which is not reflected in the table below. See the Fee Tables for further information regarding the rider charge. You can find AUV information corresponding to the additional combinations of charges in the SAI Appendix, which is available without charge by contacting us at the telephone number or address listed at the back of this prospectus.
This information should be read in conjunction with the financial statements and related notes of the Separate Account included in Part C of the Registration Statement.
Lowest and Highest Combination of Benefit Options	M&E Charge
Base Contract without optional benefits	1.40%
Base Contract with the Bonus Option and Quarterly Value Death Benefit	2.00%
(Number of Accumulation Units in thousands)
M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Balanced Index Strategy Fund
12/31/2010	10.035	10.934	2326.00	12/31/2010	10.023	10.856	289.00
12/31/2011	10.934	11.042	5325.00	12/31/2011	10.856	10.898	376.00
12/31/2012	11.042	12.008	5932.00	12/31/2012	10.898	11.780	435.00
12/31/2013	12.008	13.372	5932.00	12/31/2013	11.780	13.040	492.00
12/31/2014	13.372	13.993	5733.00	12/31/2014	13.040	13.563	498.00
12/31/2015	13.993	13.800	5611.00	12/31/2015	13.563	13.296	393.00
12/31/2016	13.800	14.527	5108.00	12/31/2016	13.296	13.913	371.00
12/31/2017	14.527	15.973	4635.00	12/31/2017	13.913	15.207	387.00
12/31/2018	15.973	15.063	3999.00	12/31/2018	15.207	14.254	290.00
12/31/2019	15.063	17.414	3441.00	12/31/2019	14.254	16.381	243.00
AZL DFA Five-Year Global Fixed Income Fund
12/31/2017	N/A	9.868	119.00	12/31/2017	N/A	9.710	0.00
12/31/2018	9.868	9.843	338.00	12/31/2018	9.710	9.628	5.00
12/31/2019	9.843	10.046	163.00	12/31/2019	9.628	9.768	9.00
AZL DFA Multi-Strategy Fund
12/31/2010	10.067	11.259	6293.00	12/31/2010	10.055	11.179	424.00
12/31/2011	11.259	11.104	18441.00	12/31/2011	11.179	10.959	915.00
12/31/2012	11.104	12.408	21434.00	12/31/2012	10.959	12.172	913.00
12/31/2013	12.408	14.814	24387.00	12/31/2013	12.172	14.446	1259.00
12/31/2014	14.814	15.561	24521.00	12/31/2014	14.446	15.083	1398.00
12/31/2015	15.561	15.242	23128.00	12/31/2015	15.083	14.686	1226.00
12/31/2016	15.242	16.432	20689.00	12/31/2016	14.686	15.737	1112.00
12/31/2017	16.432	18.260	18672.00	12/31/2017	15.737	17.384	1023.00
12/31/2018	18.260	16.941	15900.00	12/31/2018	17.384	16.032	907.00
12/31/2019	16.941	19.475	13708.00	12/31/2019	16.032	18.319	775.00
AZL Enhanced Bond Index Fund
12/31/2014	N/A	11.289	17.00	12/31/2014	N/A	10.924	0.00
12/31/2015	11.289	11.158	232.00	12/31/2015	10.924	10.732	3.00
12/31/2016	11.158	11.254	544.00	12/31/2016	10.732	10.760	23.00
12/31/2017	11.254	11.432	536.00	12/31/2017	10.760	10.864	32.00
12/31/2018	11.432	11.206	507.00	12/31/2018	10.864	10.586	21.00
12/31/2019	11.206	11.976	472.00	12/31/2019	10.586	11.246	21.00

Allianz VisionSM Variable Annuity Prospectus – May 1, 2020
Appendix B
 72

M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
12/31/2010	10.218	11.085	5059.00	12/31/2010	10.206	11.006	327.00
12/31/2011	11.085	10.731	10163.00	12/31/2011	11.006	10.591	519.00
12/31/2012	10.731	12.145	10808.00	12/31/2012	10.591	11.915	535.00
12/31/2013	12.145	14.147	11701.00	12/31/2013	11.915	13.795	504.00
12/31/2014	14.147	14.248	11245.00	12/31/2014	13.795	13.811	594.00
12/31/2015	14.248	13.283	10176.00	12/31/2015	13.811	12.798	557.00
12/31/2016	13.283	13.952	9193.00	12/31/2016	12.798	13.362	502.00
12/31/2017	13.952	15.288	8104.00	12/31/2017	13.362	14.554	406.00
12/31/2018	15.288	14.769	6884.00	12/31/2018	14.554	13.976	315.00
12/31/2019	14.769	17.080	5929.00	12/31/2019	13.976	16.066	257.00
AZL Fidelity Institutional Asset Management Total Bond Fund
12/31/2012	N/A	10.015	84.00	12/31/2012	N/A	9.996	94.00
12/31/2013	10.015	9.659	428.00	12/31/2013	9.996	9.583	19.00
12/31/2014	9.659	10.036	874.00	12/31/2014	9.583	9.898	53.00
12/31/2015	10.036	9.809	1104.00	12/31/2015	9.898	9.615	49.00
12/31/2016	9.809	10.205	4912.00	12/31/2016	9.615	9.944	277.00
12/31/2017	10.205	10.493	4390.00	12/31/2017	9.944	10.164	225.00
12/31/2018	10.493	10.217	3514.00	12/31/2018	10.164	9.837	209.00
12/31/2019	10.217	11.111	2773.00	12/31/2019	9.837	10.633	172.00
AZL Gateway Fund
12/31/2010	N/A	10.102	494.00	12/31/2010	N/A	10.061	39.00
12/31/2011	10.102	10.267	1418.00	12/31/2011	10.061	10.165	142.00
12/31/2012	10.267	10.544	1762.00	12/31/2012	10.165	10.376	220.00
12/31/2013	10.544	11.275	1922.00	12/31/2013	10.376	11.029	126.00
12/31/2014	11.275	11.462	1796.00	12/31/2014	11.029	11.144	160.00
12/31/2015	11.462	11.526	1704.00	12/31/2015	11.144	11.140	142.00
12/31/2016	11.526	11.915	1535.00	12/31/2016	11.140	11.447	145.00
12/31/2017	11.915	12.862	1423.00	12/31/2017	11.447	12.283	140.00
12/31/2018	12.862	12.092	1259.00	12/31/2018	12.283	11.478	126.00
12/31/2019	12.092	13.215	1138.00	12/31/2019	11.478	12.469	155.00
AZL Government Money Market Fund
12/31/2010	11.106	10.952	6107.00	12/31/2010	10.464	10.258	869.00
12/31/2011	10.952	10.801	9518.00	12/31/2011	10.258	10.055	1137.00
12/31/2012	10.801	10.650	11646.00	12/31/2012	10.055	9.855	1059.00
12/31/2013	10.650	10.502	6972.00	12/31/2013	9.855	9.660	870.00
12/31/2014	10.502	10.357	5961.00	12/31/2014	9.660	9.469	835.00
12/31/2015	10.357	10.213	6925.00	12/31/2015	9.469	9.283	859.00
12/31/2016	10.213	10.072	5752.00	12/31/2016	9.283	9.099	870.00
12/31/2017	10.072	9.937	4481.00	12/31/2017	9.099	8.924	821.00
12/31/2018	9.937	9.898	4208.00	12/31/2018	8.924	8.835	838.00
12/31/2019	9.898	9.896	3365.00	12/31/2019	8.835	8.781	648.00
AZL International Index Fund
12/31/2010	9.761	10.310	248.00	12/31/2010	9.749	10.236	18.00
12/31/2011	10.310	8.868	691.00	12/31/2011	10.236	8.752	49.00
12/31/2012	8.868	10.321	1199.00	12/31/2012	8.752	10.125	46.00
12/31/2013	10.321	12.351	1434.00	12/31/2013	10.125	12.044	42.00
12/31/2014	12.351	11.426	1402.00	12/31/2014	12.044	11.076	46.00
12/31/2015	11.426	11.111	1271.00	12/31/2015	11.076	10.706	40.00
12/31/2016	11.111	10.997	3500.00	12/31/2016	10.706	10.533	158.00
12/31/2017	10.997	13.531	2977.00	12/31/2017	10.533	12.882	157.00
12/31/2018	13.531	11.468	2516.00	12/31/2018	12.882	10.852	139.00
12/31/2019	11.468	13.734	1799.00	12/31/2019	10.852	12.918	125.00

Allianz VisionSM Variable Annuity Prospectus – May 1, 2020
Appendix B
 73

M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MetWest Total Return Bond Fund
12/31/2015	N/A	9.893	225.00	12/31/2015	N/A	9.827	1.00
12/31/2016	9.893	9.981	642.00	12/31/2016	9.827	9.854	16.00
12/31/2017	9.981	10.151	743.00	12/31/2017	9.854	9.963	25.00
12/31/2018	10.151	9.988	667.00	12/31/2018	9.963	9.743	26.00
12/31/2019	9.988	10.685	572.00	12/31/2019	9.743	10.361	33.00
AZL Mid Cap Index Fund
12/31/2010	N/A	10.670	266.00	12/31/2010	N/A	10.627	11.00
12/31/2011	10.670	10.278	788.00	12/31/2011	10.627	10.176	27.00
12/31/2012	10.278	11.879	1481.00	12/31/2012	10.176	11.690	42.00
12/31/2013	11.879	15.546	1962.00	12/31/2013	11.690	15.207	66.00
12/31/2014	15.546	16.742	1747.00	12/31/2014	15.207	16.279	50.00
12/31/2015	16.742	16.068	1627.00	12/31/2015	16.279	15.530	89.00
12/31/2016	16.068	18.938	3413.00	12/31/2016	15.530	18.195	192.00
12/31/2017	18.938	21.636	2842.00	12/31/2017	18.195	20.663	155.00
12/31/2018	21.636	18.913	2268.00	12/31/2018	20.663	17.953	112.00
12/31/2019	18.913	23.364	1665.00	12/31/2019	17.953	22.046	96.00
AZL Moderate Index Strategy Fund
12/31/2010	11.662	12.850	4038.00	12/31/2010	11.271	12.345	269.00
12/31/2011	12.850	12.395	7110.00	12/31/2011	12.345	11.838	524.00
12/31/2012	12.395	13.678	7435.00	12/31/2012	11.838	12.984	485.00
12/31/2013	13.678	16.814	9846.00	12/31/2013	12.984	15.866	795.00
12/31/2014	16.814	17.990	10222.00	12/31/2014	15.866	16.873	953.00
12/31/2015	17.990	17.302	9587.00	12/31/2015	16.873	16.131	780.00
12/31/2016	17.302	18.581	8607.00	12/31/2016	16.131	17.220	711.00
12/31/2017	18.581	20.761	7971.00	12/31/2017	17.220	19.125	636.00
12/31/2018	20.761	19.411	6778.00	12/31/2018	19.125	17.775	557.00
12/31/2019	19.411	22.841	5854.00	12/31/2019	17.775	20.790	491.00
AZL Morgan Stanley Global Real Estate Fund
12/31/2010	8.013	9.550	203.00	12/31/2010	7.838	9.285	59.00
12/31/2011	9.550	8.481	422.00	12/31/2011	9.285	8.197	73.00
12/31/2012	8.481	10.860	376.00	12/31/2012	8.197	10.433	71.00
12/31/2013	10.860	11.032	289.00	12/31/2013	10.433	10.535	59.00
12/31/2014	11.032	12.377	194.00	12/31/2014	10.535	11.749	52.00
12/31/2015	12.377	12.041	166.00	12/31/2015	11.749	11.362	48.00
12/31/2016	12.041	12.246	149.00	12/31/2016	11.362	11.486	47.00
12/31/2017	12.246	13.251	125.00	12/31/2017	11.486	12.354	40.00
12/31/2018	13.251	12.011	85.00	12/31/2018	12.354	11.131	37.00
12/31/2019	12.011	13.988	67.00	12/31/2019	11.131	12.885	29.00
AZL MSCI Emerging Markets Equity Index Fund
12/31/2010	10.813	11.985	605.00	12/31/2010	10.577	11.654	109.00
12/31/2011	11.985	9.778	1179.00	12/31/2011	11.654	9.450	109.00
12/31/2012	9.778	11.670	1152.00	12/31/2012	9.450	11.211	105.00
12/31/2013	11.670	11.266	911.00	12/31/2013	11.211	10.758	102.00
12/31/2014	11.266	10.530	703.00	12/31/2014	10.758	9.995	93.00
12/31/2015	10.530	9.045	629.00	12/31/2015	9.995	8.535	85.00
12/31/2016	9.045	9.802	558.00	12/31/2016	8.535	9.193	82.00
12/31/2017	9.802	13.206	432.00	12/31/2017	9.193	12.312	78.00
12/31/2018	13.206	11.008	337.00	12/31/2018	12.312	10.202	73.00
12/31/2019	11.008	12.721	232.00	12/31/2019	10.202	11.718	70.00
AZL MSCI Global Equity Index Fund
12/31/2014	N/A	15.779	3.00	12/31/2014	N/A	15.251	0.00
12/31/2015	15.779	13.604	29.00	12/31/2015	15.251	13.070	2.00
12/31/2016	13.604	13.291	36.00	12/31/2016	13.070	12.693	2.00
12/31/2017	13.291	16.013	193.00	12/31/2017	12.693	15.201	8.00
12/31/2018	16.013	14.378	176.00	12/31/2018	15.201	13.567	6.00
12/31/2019	14.378	18.042	39.00	12/31/2019	13.567	16.922	2.00

Allianz VisionSM Variable Annuity Prospectus – May 1, 2020
Appendix B
 74

M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MVP Balanced Index Strategy Fund
12/31/2012	N/A	10.702	3174.00	12/31/2012	N/A	10.640	148.00
12/31/2013	10.702	11.879	4668.00	12/31/2013	10.640	11.739	324.00
12/31/2014	11.879	12.428	4744.00	12/31/2014	11.739	12.208	345.00
12/31/2015	12.428	12.227	4731.00	12/31/2015	12.208	11.939	272.00
12/31/2016	12.227	12.854	4991.00	12/31/2016	11.939	12.476	217.00
12/31/2017	12.854	14.121	4772.00	12/31/2017	12.476	13.624	190.00
12/31/2018	14.121	13.305	4685.00	12/31/2018	13.624	12.760	208.00
12/31/2019	13.305	15.340	4082.00	12/31/2019	12.760	14.623	189.00
AZL MVP DFA Multi-Strategy Fund
12/31/2015	N/A	9.409	523.00	12/31/2015	N/A	9.370	55.00
12/31/2016	9.409	10.118	1077.00	12/31/2016	9.370	10.016	36.00
12/31/2017	10.118	11.230	1247.00	12/31/2017	10.016	11.051	56.00
12/31/2018	11.230	10.384	1414.00	12/31/2018	11.051	10.156	85.00
12/31/2019	10.384	11.858	1146.00	12/31/2019	10.156	11.529	81.00
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
12/31/2012	N/A	10.586	2308.00	12/31/2012	N/A	10.543	75.00
12/31/2013	10.586	12.296	5507.00	12/31/2013	10.543	12.173	215.00
12/31/2014	12.296	12.408	5424.00	12/31/2014	12.173	12.210	207.00
12/31/2015	12.408	11.475	5099.00	12/31/2015	12.210	11.225	195.00
12/31/2016	11.475	11.408	4605.00	12/31/2016	11.225	11.093	174.00
12/31/2017	11.408	12.480	3829.00	12/31/2017	11.093	12.062	147.00
12/31/2018	12.480	12.043	3529.00	12/31/2018	12.062	11.569	139.00
12/31/2019	12.043	13.804	3083.00	12/31/2019	11.569	13.183	125.00
AZL MVP Fusion Dynamic Balanced Fund
12/31/2010	10.836	11.868	7445.00	12/31/2010	10.536	11.471	723.00
12/31/2011	11.868	11.598	12971.00	12/31/2011	11.471	11.143	1104.00
12/31/2012	11.598	12.739	13862.00	12/31/2012	11.143	12.165	1029.00
12/31/2013	12.739	14.001	19302.00	12/31/2013	12.165	13.290	1199.00
12/31/2014	14.001	14.439	18273.00	12/31/2014	13.290	13.625	1060.00
12/31/2015	14.439	13.989	16934.00	12/31/2015	13.625	13.121	973.00
12/31/2016	13.989	14.612	15585.00	12/31/2016	13.121	13.623	827.00
12/31/2017	14.612	16.171	14178.00	12/31/2017	13.623	14.987	782.00
12/31/2018	16.171	15.084	12518.00	12/31/2018	14.987	13.895	689.00
12/31/2019	15.084	17.219	10803.00	12/31/2019	13.895	15.767	562.00
AZL MVP Fusion Dynamic Conservative Fund
12/31/2010	10.154	11.111	1982.00	12/31/2010	10.142	11.031	169.00
12/31/2011	11.111	11.027	4489.00	12/31/2011	11.031	10.883	309.00
12/31/2012	11.027	12.098	5304.00	12/31/2012	10.883	11.868	375.00
12/31/2013	12.098	12.880	4805.00	12/31/2013	11.868	12.560	296.00
12/31/2014	12.880	13.311	4328.00	12/31/2014	12.560	12.903	265.00
12/31/2015	13.311	13.025	4509.00	12/31/2015	12.903	12.549	227.00
12/31/2016	13.025	13.527	4230.00	12/31/2016	12.549	12.955	255.00
12/31/2017	13.527	14.581	3765.00	12/31/2017	12.955	13.881	225.00
12/31/2018	14.581	13.838	3216.00	12/31/2018	13.881	13.095	177.00
12/31/2019	13.838	15.493	3013.00	12/31/2019	13.095	14.573	161.00
AZL MVP Fusion Dynamic Moderate Fund
12/31/2010	10.490	11.559	24406.00	12/31/2010	10.200	11.172	2033.00
12/31/2011	11.559	11.075	40027.00	12/31/2011	11.172	10.640	2690.00
12/31/2012	11.075	12.289	41545.00	12/31/2012	10.640	11.735	2739.00
12/31/2013	12.289	13.956	51310.00	12/31/2013	11.735	13.248	3037.00
12/31/2014	13.956	14.345	48192.00	12/31/2014	13.248	13.536	2425.00
12/31/2015	14.345	13.847	44280.00	12/31/2015	13.536	12.987	2175.00
12/31/2016	13.847	14.299	41003.00	12/31/2016	12.987	13.331	2019.00
12/31/2017	14.299	16.072	36486.00	12/31/2017	13.331	14.895	1823.00
12/31/2018	16.072	14.824	32456.00	12/31/2018	14.895	13.655	1672.00
12/31/2019	14.824	17.147	28487.00	12/31/2019	13.655	15.701	1484.00

Allianz VisionSM Variable Annuity Prospectus – May 1, 2020
Appendix B
 75

M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MVP Global Balanced Index Strategy Fund
12/31/2012	N/A	10.526	14320.00	12/31/2012	N/A	10.465	455.00
12/31/2013	10.526	11.841	20817.00	12/31/2013	10.465	11.702	597.00
12/31/2014	11.841	11.912	19838.00	12/31/2014	11.702	11.701	591.00
12/31/2015	11.912	11.571	18199.00	12/31/2015	11.701	11.298	550.00
12/31/2016	11.571	11.802	16976.00	12/31/2016	11.298	11.454	500.00
12/31/2017	11.802	12.970	15592.00	12/31/2017	11.454	12.513	462.00
12/31/2018	12.970	12.050	14562.00	12/31/2018	12.513	11.556	412.00
12/31/2019	12.050	13.807	12641.00	12/31/2019	11.556	13.162	369.00
AZL MVP Growth Index Strategy Fund
12/31/2012	N/A	10.947	10750.00	12/31/2012	N/A	10.883	401.00
12/31/2013	10.947	13.046	18999.00	12/31/2013	10.883	12.892	788.00
12/31/2014	13.046	13.697	19509.00	12/31/2014	12.892	13.455	842.00
12/31/2015	13.697	13.398	21262.00	12/31/2015	13.455	13.083	681.00
12/31/2016	13.398	14.110	23066.00	12/31/2016	13.083	13.695	855.00
12/31/2017	14.110	16.136	24446.00	12/31/2017	13.695	15.568	800.00
12/31/2018	16.136	14.884	24631.00	12/31/2018	15.568	14.274	809.00
12/31/2019	14.884	17.689	22027.00	12/31/2019	14.274	16.862	791.00
AZL MVP Moderate Index Strategy Fund
12/31/2012	N/A	10.741	3425.00	12/31/2012	N/A	10.678	144.00
12/31/2013	10.741	13.121	7332.00	12/31/2013	10.678	12.966	360.00
12/31/2014	13.121	14.028	7614.00	12/31/2014	12.966	13.780	375.00
12/31/2015	14.028	13.388	7315.00	12/31/2015	13.780	13.073	311.00
12/31/2016	13.388	13.920	6442.00	12/31/2016	13.073	13.510	259.00
12/31/2017	13.920	15.541	6060.00	12/31/2017	13.510	14.994	238.00
12/31/2018	15.541	14.518	5747.00	12/31/2018	14.994	13.923	220.00
12/31/2019	14.518	16.985	5056.00	12/31/2019	13.923	16.191	206.00
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
12/31/2014	N/A	10.969	5670.00	12/31/2014	N/A	10.905	321.00
12/31/2015	10.969	11.265	12750.00	12/31/2015	10.905	11.133	866.00
12/31/2016	11.265	11.955	15634.00	12/31/2016	11.133	11.744	880.00
12/31/2017	11.955	13.465	17116.00	12/31/2017	11.744	13.148	805.00
12/31/2018	13.465	13.054	16756.00	12/31/2018	13.148	12.670	799.00
12/31/2019	13.054	15.626	16131.00	12/31/2019	12.670	15.076	722.00
AZL Russell 1000 Growth Index Fund
12/31/2014	N/A	17.776	52.00	12/31/2014	N/A	17.284	0.00
12/31/2015	17.776	18.381	123.00	12/31/2015	17.284	17.766	5.00
12/31/2016	18.381	19.291	2837.00	12/31/2016	17.766	18.533	150.00
12/31/2017	19.291	24.519	2293.00	12/31/2017	18.533	23.416	126.00
12/31/2018	24.519	23.658	1766.00	12/31/2018	23.416	22.458	111.00
12/31/2019	23.658	31.560	1229.00	12/31/2019	22.458	29.779	96.00
AZL Russell 1000 Value Index Fund
12/31/2014	N/A	16.927	57.00	12/31/2014	N/A	16.458	0.00
12/31/2015	16.927	15.953	58.00	12/31/2015	16.458	15.419	4.00
12/31/2016	15.953	18.272	1585.00	12/31/2016	15.419	17.555	100.00
12/31/2017	18.272	20.364	1356.00	12/31/2017	17.555	19.448	98.00
12/31/2018	20.364	18.329	1048.00	12/31/2018	19.448	17.399	80.00
12/31/2019	18.329	22.748	822.00	12/31/2019	17.399	21.465	71.00

Allianz VisionSM Variable Annuity Prospectus – May 1, 2020
Appendix B
 76

M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL S&P 500 Index Fund
12/31/2010	7.514	8.489	1117.00	12/31/2010	7.394	8.304	90.00
12/31/2011	8.489	8.502	1998.00	12/31/2011	8.304	8.267	167.00
12/31/2012	8.502	9.675	3657.00	12/31/2012	8.267	9.351	253.00
12/31/2013	9.675	12.561	4673.00	12/31/2013	9.351	12.068	279.00
12/31/2014	12.561	14.011	4446.00	12/31/2014	12.068	13.381	223.00
12/31/2015	14.011	13.948	4065.00	12/31/2015	13.381	13.240	328.00
12/31/2016	13.948	15.329	5014.00	12/31/2016	13.240	14.464	535.00
12/31/2017	15.329	18.345	4139.00	12/31/2017	14.464	17.206	393.00
12/31/2018	18.345	17.213	3190.00	12/31/2018	17.206	16.048	255.00
12/31/2019	17.213	22.216	2377.00	12/31/2019	16.048	20.589	194.00
AZL Small Cap Stock Index Fund
12/31/2010	7.821	9.678	280.00	12/31/2010	7.696	9.467	17.00
12/31/2011	9.678	9.571	547.00	12/31/2011	9.467	9.307	33.00
12/31/2012	9.571	10.930	910.00	12/31/2012	9.307	10.564	53.00
12/31/2013	10.930	15.156	635.00	12/31/2013	10.564	14.561	40.00
12/31/2014	15.156	15.727	574.00	12/31/2014	14.561	15.019	37.00
12/31/2015	15.727	15.122	453.00	12/31/2015	15.019	14.355	44.00
12/31/2016	15.122	18.745	1242.00	12/31/2016	14.355	17.688	87.00
12/31/2017	18.745	20.841	988.00	12/31/2017	17.688	19.548	77.00
12/31/2018	20.841	18.715	730.00	12/31/2018	19.548	17.448	65.00
12/31/2019	18.715	22.551	538.00	12/31/2019	17.448	20.898	54.00
AZL T. Rowe Price Capital Appreciation Fund
12/31/2010	10.338	11.422	782.00	12/31/2010	9.843	10.811	76.00
12/31/2011	11.422	10.791	1358.00	12/31/2011	10.811	10.152	88.00
12/31/2012	10.791	11.951	1785.00	12/31/2012	10.152	11.176	114.00
12/31/2013	11.951	15.314	1977.00	12/31/2013	11.176	14.235	95.00
12/31/2014	15.314	16.879	1724.00	12/31/2014	14.235	15.596	84.00
12/31/2015	16.879	17.487	1476.00	12/31/2015	15.596	16.062	89.00
12/31/2016	17.487	18.596	1477.00	12/31/2016	16.062	16.978	71.00
12/31/2017	18.596	21.096	1193.00	12/31/2017	16.978	19.146	62.00
12/31/2018	21.096	20.880	1013.00	12/31/2018	19.146	18.835	75.00
12/31/2019	20.880	25.609	746.00	12/31/2019	18.835	22.963	63.00
BlackRock Global Allocation V.I. Fund
12/31/2010	9.443	10.220	25882.00	12/31/2010	9.349	10.058	2193.00
12/31/2011	10.220	9.712	53597.00	12/31/2011	10.058	9.500	3345.00
12/31/2012	9.712	10.530	58815.00	12/31/2012	9.500	10.239	3444.00
12/31/2013	10.530	11.881	57252.00	12/31/2013	10.239	11.483	2994.00
12/31/2014	11.881	11.942	53435.00	12/31/2014	11.483	11.473	2624.00
12/31/2015	11.942	11.658	47737.00	12/31/2015	11.473	11.134	2355.00
12/31/2016	11.658	11.934	42702.00	12/31/2016	11.134	11.328	2165.00
12/31/2017	11.934	13.381	37183.00	12/31/2017	11.328	12.627	1917.00
12/31/2018	13.381	12.194	31497.00	12/31/2018	12.627	11.438	1742.00
12/31/2019	12.194	14.160	26745.00	12/31/2019	11.438	13.202	1519.00
Davis VA Financial Portfolio
12/31/2010	11.657	12.771	22.00	12/31/2010	10.983	11.961	7.00
12/31/2011	12.771	11.592	17.00	12/31/2011	11.961	10.792	6.00
12/31/2012	11.592	13.582	13.00	12/31/2012	10.792	12.568	7.00
12/31/2013	13.582	17.580	12.00	12/31/2013	12.568	16.170	19.00
12/31/2014	17.580	19.562	10.00	12/31/2014	16.170	17.887	18.00
12/31/2015	19.562	19.677	9.00	12/31/2015	17.887	17.884	18.00
12/31/2016	19.677	22.169	8.00	12/31/2016	17.884	20.028	18.00
12/31/2017	22.169	26.544	7.00	12/31/2017	20.028	23.837	14.00
12/31/2018	26.544	23.380	1.00	12/31/2018	23.837	20.869	12.00
12/31/2019	23.380	29.017	1.00	12/31/2019	20.869	25.746	12.00

Allianz VisionSM Variable Annuity Prospectus – May 1, 2020
Appendix B
 77

M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Fidelity VIP FundsManager 50% Portfolio
12/31/2011	N/A	10.780	672.00	12/31/2011	N/A	10.416	34.00
12/31/2012	10.780	11.705	872.00	12/31/2012	10.416	11.242	44.00
12/31/2013	11.705	13.235	855.00	12/31/2013	11.242	12.635	53.00
12/31/2014	13.235	13.697	851.00	12/31/2014	12.635	12.998	48.00
12/31/2015	13.697	13.504	707.00	12/31/2015	12.998	12.739	46.00
12/31/2016	13.504	13.859	698.00	12/31/2016	12.739	12.996	39.00
12/31/2017	13.859	15.614	616.00	12/31/2017	12.996	14.554	37.00
12/31/2018	15.614	14.568	523.00	12/31/2018	14.554	13.497	34.00
12/31/2019	14.568	16.907	446.00	12/31/2019	13.497	15.570	32.00
Fidelity VIP FundsManager 60% Portfolio
12/31/2011	N/A	9.691	1620.00	12/31/2011	N/A	9.440	103.00
12/31/2012	9.691	10.651	2209.00	12/31/2012	9.440	10.313	122.00
12/31/2013	10.651	12.434	2849.00	12/31/2013	10.313	11.969	145.00
12/31/2014	12.434	12.906	2635.00	12/31/2014	11.969	12.349	113.00
12/31/2015	12.906	12.761	2428.00	12/31/2015	12.349	12.137	106.00
12/31/2016	12.761	13.169	2300.00	12/31/2016	12.137	12.449	104.00
12/31/2017	13.169	15.163	2070.00	12/31/2017	12.449	14.249	90.00
12/31/2018	15.163	13.977	1770.00	12/31/2018	14.249	13.056	56.00
12/31/2019	13.977	16.574	1433.00	12/31/2019	13.056	15.389	42.00
Franklin Allocation VIP Fund
12/31/2010	7.510	8.165	437.00	12/31/2010	7.398	7.995	144.00
12/31/2011	8.165	7.927	598.00	12/31/2011	7.995	7.716	107.00
12/31/2012	7.927	9.015	535.00	12/31/2012	7.716	8.722	103.00
12/31/2013	9.015	11.003	394.00	12/31/2013	8.722	10.582	91.00
12/31/2014	11.003	11.159	280.00	12/31/2014	10.582	10.668	79.00
12/31/2015	11.159	10.320	262.00	12/31/2015	10.668	9.807	74.00
12/31/2016	10.320	11.518	239.00	12/31/2016	9.807	10.880	77.00
12/31/2017	11.518	12.718	194.00	12/31/2017	10.880	11.942	66.00
12/31/2018	12.718	11.331	151.00	12/31/2018	11.942	10.575	61.00
12/31/2019	11.331	13.392	133.00	12/31/2019	10.575	12.424	55.00
Franklin Income VIP Fund
12/31/2010	44.972	49.967	81.00	12/31/2010	39.660	43.801	13.00
12/31/2011	49.967	50.449	608.00	12/31/2011	43.801	43.959	27.00
12/31/2012	50.449	56.037	2293.00	12/31/2012	43.959	48.535	110.00
12/31/2013	56.037	62.962	2938.00	12/31/2013	48.535	54.206	119.00
12/31/2014	62.962	64.952	3086.00	12/31/2014	54.206	55.586	145.00
12/31/2015	64.952	59.531	2788.00	12/31/2015	55.586	50.641	113.00
12/31/2016	59.531	66.936	2690.00	12/31/2016	50.641	56.599	101.00
12/31/2017	66.936	72.392	2496.00	12/31/2017	56.599	60.848	93.00
12/31/2018	72.392	68.308	2109.00	12/31/2018	60.848	57.070	76.00
12/31/2019	68.308	78.175	1804.00	12/31/2019	57.070	64.923	65.00
Franklin Mutual Shares VIP Fund
12/31/2010	18.614	20.410	316.00	12/31/2010	17.201	18.747	32.00
12/31/2011	20.410	19.917	691.00	12/31/2011	18.747	18.186	56.00
12/31/2012	19.917	22.436	1090.00	12/31/2012	18.186	20.362	94.00
12/31/2013	22.436	28.376	1258.00	12/31/2013	20.362	25.600	75.00
12/31/2014	28.376	29.974	1115.00	12/31/2014	25.600	26.880	64.00
12/31/2015	29.974	28.099	939.00	12/31/2015	26.880	25.047	49.00
12/31/2016	28.099	32.157	743.00	12/31/2016	25.047	28.493	32.00
12/31/2017	32.157	34.358	613.00	12/31/2017	28.493	30.262	30.00
12/31/2018	34.358	30.807	474.00	12/31/2018	30.262	26.971	27.00
12/31/2019	30.807	37.235	338.00	12/31/2019	26.971	32.404	21.00

Allianz VisionSM Variable Annuity Prospectus – May 1, 2020
Appendix B
 78

M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Franklin U.S. Government Securities VIP Fund
12/31/2010	28.262	29.342	490.00	12/31/2010	24.944	25.742	78.00
12/31/2011	29.342	30.578	1207.00	12/31/2011	25.742	26.666	119.00
12/31/2012	30.578	30.720	1566.00	12/31/2012	26.666	26.629	177.00
12/31/2013	30.720	29.615	1740.00	12/31/2013	26.629	25.517	151.00
12/31/2014	29.615	30.191	1790.00	12/31/2014	25.517	25.858	135.00
12/31/2015	30.191	29.913	1837.00	12/31/2015	25.858	25.466	129.00
12/31/2016	29.913	29.693	1677.00	12/31/2016	25.466	25.128	132.00
12/31/2017	29.693	29.673	1352.00	12/31/2017	25.128	24.961	128.00
12/31/2018	29.673	29.357	1142.00	12/31/2018	24.961	24.547	107.00
12/31/2019	29.357	30.463	944.00	12/31/2019	24.547	25.319	103.00
JPMorgan Insurance Trust Core Bond Portfolio
12/31/2014	N/A	13.501	39.00	12/31/2014	N/A	12.839	0.00
12/31/2015	13.501	13.429	252.00	12/31/2015	12.839	12.694	28.00
12/31/2016	13.429	13.485	298.00	12/31/2016	12.694	12.671	24.00
12/31/2017	13.485	13.737	326.00	12/31/2017	12.671	12.831	15.00
12/31/2018	13.737	13.515	308.00	12/31/2018	12.831	12.547	25.00
12/31/2019	13.515	14.375	285.00	12/31/2019	12.547	13.266	37.00
MFS VIT Total Return Bond Portfolio
12/31/2014	N/A	17.752	116.00	12/31/2014	N/A	16.254	75.00
12/31/2015	17.752	17.404	246.00	12/31/2015	16.254	15.840	59.00
12/31/2016	17.404	17.850	390.00	12/31/2016	15.840	16.149	31.00
12/31/2017	17.850	18.339	444.00	12/31/2017	16.149	16.492	43.00
12/31/2018	18.339	17.842	470.00	12/31/2018	16.492	15.949	28.00
12/31/2019	17.842	19.339	439.00	12/31/2019	15.949	17.184	30.00
PIMCO VIT All Asset Portfolio
12/31/2010	12.886	14.370	3073.00	12/31/2010	12.455	13.806	282.00
12/31/2011	14.370	14.448	5712.00	12/31/2011	13.806	13.798	375.00
12/31/2012	14.448	16.375	8859.00	12/31/2012	13.798	15.544	626.00
12/31/2013	16.375	16.192	9108.00	12/31/2013	15.544	15.278	498.00
12/31/2014	16.192	16.042	8033.00	12/31/2014	15.278	15.047	387.00
12/31/2015	16.042	14.397	6840.00	12/31/2015	15.047	13.423	324.00
12/31/2016	14.397	16.033	6276.00	12/31/2016	13.423	14.859	311.00
12/31/2017	16.033	17.952	5542.00	12/31/2017	14.859	16.537	310.00
12/31/2018	17.952	16.744	4792.00	12/31/2018	16.537	15.332	265.00
12/31/2019	16.744	18.475	4095.00	12/31/2019	15.332	16.816	229.00
PIMCO VIT Balanced Allocation Portfolio
12/31/2012	N/A	10.237	1636.00	12/31/2012	N/A	10.196	66.00
12/31/2013	10.237	9.477	3124.00	12/31/2013	10.196	9.382	113.00
12/31/2014	9.477	9.802	2720.00	12/31/2014	9.382	9.646	82.00
12/31/2015	9.802	9.563	2614.00	12/31/2015	9.646	9.355	87.00
12/31/2016	9.563	9.708	2367.00	12/31/2016	9.355	9.439	69.00
12/31/2017	9.708	10.959	2257.00	12/31/2017	9.439	10.592	52.00
12/31/2018	10.959	10.202	1973.00	12/31/2018	10.592	9.801	47.00
12/31/2019	10.202	11.972	1751.00	12/31/2019	9.801	11.433	44.00
PIMCO VIT CommodityRealReturn Strategy Portfolio
12/31/2010	9.913	12.173	458.00	12/31/2010	9.639	11.765	99.00
12/31/2011	12.173	11.097	1032.00	12/31/2011	11.765	10.661	159.00
12/31/2012	11.097	11.531	1018.00	12/31/2012	10.661	11.012	141.00
12/31/2013	11.531	9.700	943.00	12/31/2013	11.012	9.207	115.00
12/31/2014	9.700	7.802	712.00	12/31/2014	9.207	7.362	93.00
12/31/2015	7.802	5.716	702.00	12/31/2015	7.362	5.361	85.00
12/31/2016	5.716	6.491	617.00	12/31/2016	5.361	6.052	68.00
12/31/2017	6.491	6.539	547.00	12/31/2017	6.052	6.060	54.00
12/31/2018	6.539	5.536	387.00	12/31/2018	6.060	5.100	42.00
12/31/2019	5.536	6.083	302.00	12/31/2019	5.100	5.570	36.00

Allianz VisionSM Variable Annuity Prospectus – May 1, 2020
Appendix B
 79

M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT Dynamic Bond Portfolio
12/31/2011	N/A	9.802	1254.00	12/31/2011	N/A	9.763	41.00
12/31/2012	9.802	10.414	3929.00	12/31/2012	9.763	10.310	115.00
12/31/2013	10.414	10.154	6945.00	12/31/2013	10.310	9.993	145.00
12/31/2014	10.154	10.318	7429.00	12/31/2014	9.993	10.093	157.00
12/31/2015	10.318	10.003	6624.00	12/31/2015	10.093	9.726	154.00
12/31/2016	10.003	10.331	6828.00	12/31/2016	9.726	9.985	161.00
12/31/2017	10.331	10.699	6583.00	12/31/2017	9.985	10.279	157.00
12/31/2018	10.699	10.658	5628.00	12/31/2018	10.279	10.178	123.00
12/31/2019	10.658	11.029	4602.00	12/31/2019	10.178	10.469	106.00
PIMCO VIT Emerging Markets Bond Portfolio
12/31/2010	13.324	14.738	2224.00	12/31/2010	12.956	14.245	275.00
12/31/2011	14.738	15.454	3367.00	12/31/2011	14.245	14.847	297.00
12/31/2012	15.454	17.966	3265.00	12/31/2012	14.847	17.157	269.00
12/31/2013	17.966	16.482	3318.00	12/31/2013	17.157	15.645	247.00
12/31/2014	16.482	16.500	3111.00	12/31/2014	15.645	15.569	198.00
12/31/2015	16.500	15.905	3406.00	12/31/2015	15.569	14.918	174.00
12/31/2016	15.905	17.777	3090.00	12/31/2016	14.918	16.574	149.00
12/31/2017	17.777	19.265	2646.00	12/31/2017	16.574	17.854	132.00
12/31/2018	19.265	18.097	2064.00	12/31/2018	17.854	16.670	115.00
12/31/2019	18.097	20.485	1507.00	12/31/2019	16.670	18.758	92.00
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)
12/31/2010	11.763	12.952	1154.00	12/31/2010	11.438	12.519	151.00
12/31/2011	12.952	13.740	1692.00	12/31/2011	12.519	13.201	180.00
12/31/2012	13.740	14.489	1638.00	12/31/2012	13.201	13.837	158.00
12/31/2013	14.489	13.077	1769.00	12/31/2013	13.837	12.413	154.00
12/31/2014	13.077	13.187	1692.00	12/31/2014	12.413	12.443	149.00
12/31/2015	13.187	12.479	1599.00	12/31/2015	12.443	11.705	130.00
12/31/2016	12.479	12.803	1533.00	12/31/2016	11.705	11.937	114.00
12/31/2017	12.803	13.715	1306.00	12/31/2017	11.937	12.711	103.00
12/31/2018	13.715	12.956	997.00	12/31/2018	12.711	11.935	79.00
12/31/2019	12.956	13.559	845.00	12/31/2019	11.935	12.416	65.00
PIMCO VIT Global Core Bond (Hedged) Portfolio
12/31/2011	N/A	9.814	896.00	12/31/2011	N/A	9.774	55.00
12/31/2012	9.814	10.276	2190.00	12/31/2012	9.774	10.173	139.00
12/31/2013	10.276	9.814	2941.00	12/31/2013	10.173	9.658	170.00
12/31/2014	9.814	9.533	3065.00	12/31/2014	9.658	9.325	173.00
12/31/2015	9.533	8.928	3278.00	12/31/2015	9.325	8.680	176.00
12/31/2016	8.928	9.401	3381.00	12/31/2016	8.680	9.086	167.00
12/31/2017	9.401	9.668	3692.00	12/31/2017	9.086	9.289	174.00
12/31/2018	9.668	9.633	3396.00	12/31/2018	9.289	9.199	195.00
12/31/2019	9.633	10.249	2516.00	12/31/2019	9.199	9.729	162.00
PIMCO VIT Global Managed Asset Allocation Portfolio
12/31/2010	10.011	10.992	4428.00	12/31/2010	9.999	10.914	407.00
12/31/2011	10.992	10.652	9440.00	12/31/2011	10.914	10.513	651.00
12/31/2012	10.652	11.435	10795.00	12/31/2012	10.513	11.218	633.00
12/31/2013	11.435	10.389	10089.00	12/31/2013	11.218	10.131	554.00
12/31/2014	10.389	10.726	8569.00	12/31/2014	10.131	10.397	396.00
12/31/2015	10.726	10.562	7586.00	12/31/2015	10.397	10.176	355.00
12/31/2016	10.562	10.836	6761.00	12/31/2016	10.176	10.378	332.00
12/31/2017	10.836	12.190	5900.00	12/31/2017	10.378	11.605	291.00
12/31/2018	12.190	11.364	4938.00	12/31/2018	11.605	10.754	262.00
12/31/2019	11.364	13.118	4196.00	12/31/2019	10.754	12.339	230.00

Allianz VisionSM Variable Annuity Prospectus – May 1, 2020
Appendix B
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M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT High Yield Portfolio
12/31/2010	14.927	16.855	1929.00	12/31/2010	14.064	15.785	177.00
12/31/2011	16.855	17.180	4387.00	12/31/2011	15.785	15.994	301.00
12/31/2012	17.180	19.367	8351.00	12/31/2012	15.994	17.922	488.00
12/31/2013	19.367	20.195	10693.00	12/31/2013	17.922	18.576	613.00
12/31/2014	20.195	20.581	10547.00	12/31/2014	18.576	18.818	562.00
12/31/2015	20.581	19.961	10596.00	12/31/2015	18.818	18.142	452.00
12/31/2016	19.961	22.141	10834.00	12/31/2016	18.142	20.003	472.00
12/31/2017	22.141	23.281	9996.00	12/31/2017	20.003	20.907	468.00
12/31/2018	23.281	22.346	8463.00	12/31/2018	20.907	19.947	393.00
12/31/2019	22.346	25.286	6454.00	12/31/2019	19.947	22.436	317.00
PIMCO VIT Long-Term U.S. Government Portfolio
12/31/2017	N/A	28.289	1.00	12/31/2017	N/A	25.290	0.00
12/31/2018	28.289	27.232	2.00	12/31/2018	25.290	24.198	0.00
12/31/2019	27.232	30.437	59.00	12/31/2019	24.198	26.884	31.00
PIMCO VIT Real Return Portfolio
12/31/2010	13.187	14.058	1884.00	12/31/2010	12.669	13.425	336.00
12/31/2011	14.058	15.482	4419.00	12/31/2011	13.425	14.697	659.00
12/31/2012	15.482	16.603	7847.00	12/31/2012	14.697	15.667	729.00
12/31/2013	16.603	14.863	7946.00	12/31/2013	15.667	13.941	613.00
12/31/2014	14.863	15.111	7682.00	12/31/2014	13.941	14.088	510.00
12/31/2015	15.111	14.498	7434.00	12/31/2015	14.088	13.436	431.00
12/31/2016	14.498	15.039	7336.00	12/31/2016	13.436	13.854	390.00
12/31/2017	15.039	15.373	6861.00	12/31/2017	13.854	14.077	342.00
12/31/2018	15.373	14.824	5802.00	12/31/2018	14.077	13.493	297.00
12/31/2019	14.824	15.853	4648.00	12/31/2019	13.493	14.343	253.00
PIMCO VIT StocksPLUS Global Portfolio
12/31/2010	N/A	10.337	39.00	12/31/2010	N/A	10.295	2.00
12/31/2011	10.337	9.713	1369.00	12/31/2011	10.295	9.616	102.00
12/31/2012	9.713	10.513	1377.00	12/31/2012	9.616	10.345	112.00
12/31/2013	10.513	12.357	1190.00	12/31/2013	10.345	12.087	82.00
12/31/2014	12.357	12.295	1053.00	12/31/2014	12.087	11.955	67.00
12/31/2015	12.295	11.031	908.00	12/31/2015	11.955	10.662	64.00
12/31/2016	11.031	11.720	740.00	12/31/2016	10.662	11.260	52.00
12/31/2017	11.720	14.215	586.00	12/31/2017	11.260	13.575	42.00
12/31/2018	14.215	12.511	435.00	12/31/2018	13.575	11.876	41.00
12/31/2019	12.511	15.733	303.00	12/31/2019	11.876	14.845	38.00
PIMCO VIT Total Return Portfolio
12/31/2010	17.420	18.572	4986.00	12/31/2010	16.413	17.393	574.00
12/31/2011	18.572	18.976	9053.00	12/31/2011	17.393	17.666	887.00
12/31/2012	18.976	20.507	14200.00	12/31/2012	17.666	18.977	997.00
12/31/2013	20.507	19.825	15351.00	12/31/2013	18.977	18.236	929.00
12/31/2014	19.825	20.387	14209.00	12/31/2014	18.236	18.640	845.00
12/31/2015	20.387	20.194	13664.00	12/31/2015	18.640	18.354	733.00
12/31/2016	20.194	20.448	13701.00	12/31/2016	18.354	18.473	721.00
12/31/2017	20.448	21.156	12518.00	12/31/2017	18.473	18.999	690.00
12/31/2018	21.156	20.750	10846.00	12/31/2018	18.999	18.522	620.00
12/31/2019	20.750	22.174	8826.00	12/31/2019	18.522	19.675	492.00
RCM Dynamic Multi-Asset Plus VIT Portfolio
12/31/2015	N/A	9.201	93.00	12/31/2015	N/A	9.163	8.00
12/31/2016	9.201	9.369	135.00	12/31/2016	9.163	9.275	9.00
12/31/2017	9.369	10.616	546.00	12/31/2017	9.275	10.446	21.00
12/31/2018	10.616	9.810	509.00	12/31/2018	10.446	9.595	27.00
12/31/2019	9.810	11.252	273.00	12/31/2019	9.595	10.940	29.00

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M&E Charge 1.40%				M&E Charge 2.00%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Templeton Global Bond VIP Fund
12/31/2010	39.681	44.783	1208.00	12/31/2010	35.138	39.418	169.00
12/31/2011	44.783	43.777	3004.00	12/31/2011	39.418	38.303	304.00
12/31/2012	43.777	49.669	4617.00	12/31/2012	38.303	43.196	371.00
12/31/2013	49.669	49.776	5715.00	12/31/2013	43.196	43.031	351.00
12/31/2014	49.776	49.984	5829.00	12/31/2014	43.031	42.952	298.00
12/31/2015	49.984	47.167	5808.00	12/31/2015	42.952	40.289	266.00
12/31/2016	47.167	47.878	5784.00	12/31/2016	40.289	40.652	255.00
12/31/2017	47.878	48.124	5340.00	12/31/2017	40.652	40.616	237.00
12/31/2018	48.124	48.371	4466.00	12/31/2018	40.616	40.579	204.00
12/31/2019	48.371	48.658	3695.00	12/31/2019	40.579	40.576	194.00
Templeton Growth VIP Fund
12/31/2010	21.718	23.000	214.00	12/31/2010	19.753	20.793	17.00
12/31/2011	23.000	21.099	510.00	12/31/2011	20.793	18.961	39.00
12/31/2012	21.099	25.187	782.00	12/31/2012	18.961	22.498	43.00
12/31/2013	25.187	32.491	926.00	12/31/2013	22.498	28.849	52.00
12/31/2014	32.491	31.138	864.00	12/31/2014	28.849	27.482	40.00
12/31/2015	31.138	28.713	704.00	12/31/2015	27.482	25.190	32.00
12/31/2016	28.713	31.038	559.00	12/31/2016	25.190	27.067	29.00
12/31/2017	31.038	36.270	454.00	12/31/2017	27.067	31.441	22.00
12/31/2018	36.270	30.452	367.00	12/31/2018	31.441	26.239	19.00
12/31/2019	30.452	34.580	293.00	12/31/2019	26.239	29.617	16.00

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Appendix C – Effects of Partial Withdrawals and Lifetime Payments on the Values Available Under the Contract
These calculations show the effects of partial withdrawals and lifetime payments on the Contract’s values. All fractional numbers in these examples have been rounded up to the next whole number.
Partial withdrawals (including Partial Annuitizations and any withdrawal charges, but not amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge) reduce the Contract Value on a dollar for dollar basis, and reduce all of the guaranteed values by the percentage of Contract Value withdrawn.
The following example shows the effect on the available guaranteed values assuming a Contract with a $90,000 initial Purchase Payment and a $5,000 free partial withdrawal (before beginning any Lifetime Plus Payments or Income Focus Payments) when the Contract Value and Rider Anniversary Value are $100,000, Benefit Base is $104,040, and (Quarterly Anniversary Value) is $102,000.
Partial Withdrawal	Contract Value	Total Income Value (Income Focus) and Traditional Death Benefit Value	Benefit Base (Income Protector)	Rider Anniversary Value (Investment Protector)	(Quarterly Anniversary Value) (Quarterly Value Death Benefit)
Prior to withdrawal	$ 100,000	$ 90,000	$104,040	$100,000	$102,000
$5,000 withdrawal		– [(5,000/ 100,000) x 114,000)	– [(5,000/ 100,000) x 114,000)	– [(5,000/ 100,000) x 114,000)	– [(5,000/ 100,000)
		x 90,000)]	x 104,040)]	x 100,000)]	x 102,000)]
	– 5,000	= – 4,500	= – 5,202	= – 5,000	= – 5,100
After withdrawal	$ 95,000	$ 85,500	$ 98,838	$ 95,000	$ 96,900
Lifetime Plus Payments under Income Protector and Income Focus Payments under Income Focus reduce the Contract Value on a dollar for dollar basis and reduce other benefits guaranteed values by the percentage of Contract Value withdrawn. However, Lifetime Plus Payments do not reduce the Benefit Base and Income Focus Payments do not reduce Income Values.
The following example shows the effect of taking the annual maximum payment on your Contract under Income Protector or Income Focus if you are the sole Covered Person. For Income Protector, assume you begin payments at age 62 when the Contract Value is $97,000, the Benefit Base is $120,000, and the annual maximum Lifetime Plus Payment is $4,800 (4% of the $120,000 Benefit Base). For Income Focus, assume you begin payments when your Income Value Percentage is 6.25% and the annual maximum Income Focus Payment is $5,344 (6.25% of the $85,500 Income Value).
Lifetime Plus Payment	Contract Value	Traditional Death Benefit Value	Benefit Base	Income Focus Payment	Contract Value	Traditional Death Benefit Value	Income Value
Before payment	$ 97,000	$ 85,500	$ 120,000	Before payment	$ 97,000	$ 85,500	$ 85,500
$4,800 payment		– [(4,800/ 97,000)		$ 5,344 payment		– [(5,344/ 97,000)
		x 85,500)]				x 85,500)]
	– 4,800	= – 4,231	no change		– 5,344	= – 4,710	no change
After payment	$ 92,200	$ 81,269	$ 120,000	After payment	$ 91,656	$ 80,790	$ 85,500
An Excess Withdrawal is a withdrawal you take while you are receiving Lifetime Plus Payments or Income Focus Payments, that when added to any other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your current annual maximum lifetime payment. Partial Excess Withdrawals (including withdrawal charges, but not amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge) immediately reduce the Contract Value on a dollar for dollar basis, and reduce all of the guaranteed values by the percentage of Contract Value withdrawn. Partial Excess Withdrawals also reduce the annual maximum Lifetime Plus Payment or annual maximum Income Focus Payment on the next Benefit Anniversary.

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Continuing from the annual maximum payment example, assume you take a $5,000 partial Excess Withdrawal later in the first Benefit Year when the Contract Value is $92,000.
Excess Withdrawal	Contract Value	Traditional Death Benefit Value	Benefit Base	Next anniverary’s annual maximum Lifetime Plus Payment	Income Value	Next anniverary’s annual maximum Income Focus Payment
Prior to withdrawal	$ 92,000	$ 81,269	$ 120,000	$ 4,800	$ 85,500	$ 5,344
$5,000 withdrawal		– [(5,000/ 92,000)	– [(5,000/ 92,000)	– [(5,000/ 92,000)	– [(5,000/ 92,000)	– [(5,000/ 92,000)
		x 81,269)]	x 120,000)]	x 4,800)]	x 85,500	x 5,344)]
	– 5,000	= – 4,417	= – 6,522	= – 261	= – 4,647	= – 290
After withdrawal	$ 87,000	$ 76,852	$ 113,478	$ 4,539	$ 80,853	$ 5,054

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Appendix D – Lifetime Benefits
Version A Contracts that were issued on or prior to April 29, 2011 offered three different Lifetime Benefits. Lifetime Plus Benefit was available from May 1, 2007 through January 23, 2009. Lifetime Plus II Benefit was available from November 12, 2007 through March 31, 2009. Lifetime Plus 10 Benefit was available from July 17, 2008 through March 31, 2009. The additional M&E charge for these benefits during the Accumulation Phase is as follows. There is no additional M&E charge for these benefits during the Annuity Phase.
Optional Lifetime Benefits	Contract Version	Available Dates	Current Additional M&E Charge(1) (as a percentage of each Investment Options’ net asset value)		Maximum Additional M&E Charge(1) (as a percentage of each Investment Options’ net asset value)
			No qualifying event, or declined charge increase(2)	Had a qualifying event and accepted increase(2)
Lifetime Plus Benefit	A	5/1/2007 – 1/23/2009
Single Lifetime Plus Payments			0.70%	1.20%	1.50%(3)
Joint Lifetime Plus Payments			0.85%	1.35%	1.65%(4)
Lifetime Plus II Benefit	A	1/26/2009 – 3/31/2009
Lifetime Plus 10 Benefit	A	1/26/2009 – 3/31/2009
Single Lifetime Plus Payments			0.95%	1.20%	1.60%(3)
Joint Lifetime Plus Payments			1.10%	1.35%	1.75%(4)
Lifetime Plus II Benefit	A	11/12/2007 – 1/23/2009
Lifetime Plus 10 Benefit	A	7/17/2008 – 1/23/2009
Single Lifetime Plus Payments			0.80%(5)	1.20%(7)	1.60%(4)
Joint Lifetime Plus Payments			0.95%(6)	1.35%(8)	1.75%(5)
(1)	We assess the additional M&E charge for these optional benefits during the Accumulation Phase while your benefit is in effect and your Contract Value is positive.
(2)	A qualifying event is the reset of a Lifetime Benefit’s Annual Increase, or an automatic annual Lifetime Plus Payment increase, that occurred on or after April 29, 2013. If you have had an annual payment increase, your additional M&E charge does not change until the next fifth Benefit Anniversary. If you have had a qualifying event, you can decline this increase to the additional M&E charge as discussed in this appendix.
(3)	This is the maximum charge we could impose if you remove a Covered Person or have a qualifying event.
(4)	This is the maximum charge we could impose if you have a qualifying event.
(5)	On the Benefit Date, the M&E charge reduces to 0.70% and the maximum M&E charge reduces to 1.50%.
(6)	On the Benefit Date, the M&E charge reduces to 0.85% and the maximum M&E charge reduces to 1.65%.
(7)	On the Benefit Date, the M&E charge reduces to 1.10% and the maximum M&E charge reduces to 1.50%.
(8)	On the Benefit Date, the M&E charge reduces to 1.25% and the maximum M&E charge reduces to 1.65%.
Except as specified in this appendix, the same terms and conditions apply to each Lifetime Benefit. We designed Lifetime Plus Payments to last for the lifetime of the Covered Person(s). If all Covered Persons die or are removed from the Contract before Lifetime Plus Payments begin, your Lifetime Benefit ends and payments are not available to you. In the case of non-spouse Joint Owners, if a Joint Owner dies before payments begin, this benefit ends and payments are not available to you even if the Covered Person is still alive. You can begin payments immediately if the Covered Person(s) meet the minimum exercise age requirement (see “Requesting Lifetime Plus Payments”). You choose your payment frequency and amount subject to an annual maximum. Once established, the annual maximum Lifetime Plus Payment can increase, but it cannot decrease unless you take an Excess Withdrawal.
There are several important points to note about Lifetime Benefits.
•	If you do not begin receiving Lifetime Plus Payments during the eligibility period, your benefit ends and you will have paid for the benefit without receiving any of its advantages. In addition, before Lifetime Plus Payments begin you are paying for a benefit you are not currently using.
•	Joint Lifetime Plus Payments are not available under Lifetime Plus Benefit or Lifetime Plus II Benefit if there is more than a 40-year age difference between spouses. Joint Lifetime Plus Payments are not available under Lifetime Plus 10 Benefit if there is more than a 25-year age difference between spouses.

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•	Lifetime Benefits do not create Contract Value or guarantee the performance of any Investment Option.
•	We restrict Contract Value allocations and transfers, and rebalance your Contract Value quarterly. These restrictions support the benefit’s guarantees, and to the extent they limit your investment flexibility, they may limit the upside potential to your Contract Value and Benefit Base.
•	If your Lifetime Benefit includes the Cumulative Withdrawal Benefit* and you take less than the annual maximum Lifetime Plus Payment, you may not receive an annual payment increase. Allocations to the Cumulative Withdrawal Benefit (the difference between your annual maximum Lifetime Plus Payment and the annual actual Lifetime Plus Payment you receive) do not earn interest or participate in your selected Investment Options’ performance, and are not available to your Beneficiaries* upon death. (See the “Cumulative Withdrawal Benefit” discussion later in this appendix.)
*	If you selected joint Lifetime Plus Payments and the surviving spouse who is also the joint Covered Person continues the Contract, the Cumulative Withdrawal Value is available to your spouse.

• For the flexible rebalancing program: The program is not available while your Lifetime Benefit is in effect. However, you can participate in the flexible rebalancing program after the rider termination date if you remove a Lifetime Benefit from your Contract.
• For partial withdrawals: You cannot take a partial withdrawal from specific Investment Options if you have a Lifetime Benefit.
Removing a Lifetime Benefit
You can remove a Lifetime Benefit from your Contract before Lifetime Plus Payments begin by completing the appropriate form. We remove your benefit from your Contract on the Contract Anniversary (or on the next Business Day if the Contract Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Contract Anniversary. For the request to be in Good Order, we must receive this form no earlier than 30 days before a Contract Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Contract Anniversary. On the rider termination date, we no longer assess the Lifetime Benefit’s additional M&E charge, and the restrictions on Contract Value allocations and transfers no longer apply. Because the total M&E charge for the Contract changes, we adjust the number of accumulation units so that the Contract Value on the rider termination date remains the same. Because the performance of the Investment Options causes the accumulation unit values to fluctuate, the adjustment to the number of accumulation units may be positive or negative.
Although you cannot remove a Lifetime Benefit on or after the Benefit Date, you can end your selected benefit by:
•	taking an Excess Withdrawal of the total Contract Value (your Contract Value must be greater than the Cumulative Withdrawal Value); or
•	requesting a Full Annuitization.
Covered Person(s)
We base Lifetime Plus Payments on the lives of the Covered Person(s). Their ages determined availability of the benefit, when lifetime payments can begin and the Lifetime Plus Payment percentage. When you selected a benefit, you chose whether you wanted payments based on your life (single Lifetime Plus Payments), or the lifetime of you and your spouse (joint Lifetime Plus Payments). However, joint Lifetime Plus Payments are not available under Lifetime Plus Benefit or Lifetime Plus II Benefit if there is more than a 40-year age difference between spouses; and joint Lifetime Plus Payments are not available under Lifetime Plus 10 Benefit if there is more than a 25-year age difference between spouses. Based on your payment selection, we determine the Covered Persons as follows.
For single Lifetime Plus Payments and:
•	solely owned Contracts, the Covered Person is the Owner.
•	jointly owned Contracts, you can choose which Owner is the Covered Person.

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•	Contracts owned by a non-individual, the Covered Person is the Annuitant.
For joint Lifetime Plus Payments, Covered Persons must be spouses and:
•	Non-Qualified Contracts:
–	spouses must be Joint Owners; or
–	one spouse must be the Annuitant and the other spouse must be the sole primary Beneficiary if the sole Owner is a non-individual; or
–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary.
•	Qualified Contracts:
–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary; or
–	if the owner is a non-individual, then one spouse must be the Annuitant and the other spouse must be the sole primary Beneficiary; or
–	if the owner is a non-individual and we require the non-individual Owner to also be the sole primary Beneficiary, then one spouse must be the Annuitant and the other spouse must be the sole contingent Beneficiary.
You cannot add or replace a Covered Person. However, you can remove a joint Covered Person before the Benefit Date on a Contract Anniversary, or after the Benefit Date on a Benefit Anniversary by completing the appropriate form and sending it to us within 30 days before the anniversary. We process your request on the Contract Anniversary* (or Benefit Anniversary) that occurs immediately after we receive your request in Good Order at our Service Center. Removing a joint Covered Person does not change Lifetime Plus Payments, but it may change your M&E charge. If you remove a joint Covered Person we reserve the right to declare a new additional M&E charge. Any new additional M&E charge cannot be greater than the maximum for your Lifetime Benefit with single Lifetime Plus Payments stated at the beginning of this appendix. If we change the additional M&E charge, we adjust the number of accumulation units so that the Contract Value on the anniversary that we process your request remains the same. Because the performance of the Investment Options causes the accumulation unit values to fluctuate, the adjustment to the number of accumulation units may be positive or negative.
*	Or on the next Business Day if the Contract Anniversary or Benefit Anniversary is not a Business Day.
Once we remove a Covered Person, he or she cannot be reinstated.
• Following an assignment or change of ownership/Annuitant/Beneficiary, if a Covered Person no longer has the required relationship stated here, he or she is removed from the Contract as a Covered Person. If we remove all Covered Persons from the Contract, your Lifetime Benefit and any Lifetime Plus Payments end.
• For non-spouse Joint Owners with single Lifetime Plus Payments: If you are no longer spouses on the date of an Owner’s death and the Contract Value is positive, we pay any applicable death benefit to the Beneficiary(s) and the Lifetime Benefit and any Lifetime Plus Payments end. This means Lifetime Plus Payments are no longer available even if a Covered Person is still alive.
• Joint Covered Persons must continue to qualify as spouses under federal law while your benefit is in effect. Until then, if at any time joint Covered Persons are no longer spouses, you must send us written notice. We either divide the Contract in accordance with any applicable court order or law regarding division of assets upon divorce, or remove a former spouse from the Contract as a Covered Person and also as an Owner, Joint Owner or Annuitant. At this time, we may change the additional M&E charge for your Lifetime Benefit as discussed in this appendix. However, any new additional M&E charge cannot be greater than the maximum stated at the beginning of this appendix. When we receive notification of an Owner’s death, if we discover that the joint Covered Persons were not federally recognized spouses at the time of death, spousal continuation of the Contract is not available. Therefore, your benefit, any Lifetime Plus Payments and the Contract all end.
Lifetime Plus Payment Overview
We base your initial Lifetime Plus Payment on the Benefit Base and payment percentage. When payments begin (on the Benefit Date), the Benefit Base is the greater of:
•	Contract Value as of the end of the last Business Day before the Benefit Date,
•	Quarterly Anniversary Value, or

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•	for Lifetime Plus Benefit, an annual 5% compounded interest applied to Purchase Payments adjusted for withdrawals for up to ten years. Each Contract Anniversary before the older Covered Person’s 81st birthday you can reset the compounded interest to equal the Contract Value, if greater (5% Annual Increase). The 5% Annual increase is subject to a maximum of two times Purchase Payments adjusted for withdrawals received ten years ago (Enhanced 10-Year Value).
•	for Lifetime Plus II Benefit, the Highest Annual Increase, which is the greatest of all the Enhanced 5% Annual Increases. The Enhanced 5% Annual Increase is similar to Lifetime Plus Benefit’s 5% Annual Increase, the only difference is that annual resets are automatic and establish a new Enhanced 5% Annual Increase and Enhanced 10-Year Value.
•	for Lifetime Plus 10 Benefit, a quarterly simple interest of 2.5% applied to Purchase Payments adjusted for withdrawals for up to 20 years. Each quarter we reset the simple interest to equal the Contract Value, if greater (10% Annual Increase).
We determine your payment percentage by using the Lifetime Plus Payment Table for your selected benefit. We established your Contract’s Lifetime Plus Payment Table on the rider effective date and we cannot change it.
Lifetime Plus Payment Table for Lifetime Plus Benefit or Lifetime Plus II Benefit
Age band of the Covered Person (or younger Covered Person for joint Lifetime Plus Payments)	Annual maximum Lifetime Plus Payment percentage
50 – 59	4%
60 – 69	5%
70 – 79	6%
80+	7%

Lifetime Plus Payment Table for Lifetime Plus 10 Benefit
Age band of the Covered Person (or younger Covered Person for joint Lifetime Plus Payments)	Annual maximum Lifetime Plus Payment percentage
65 – 79	5%
80+	6%
The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each year, but you can choose to take less. Your annual maximum Lifetime Plus Payment may increase based on the Covered Person’s age and/or if the Contract Value increases. However, your payment does not increase annually just as a result of the Covered Person moving into a new age band; the result of the current Contract Value multiplied by the increased payment percentage must be greater than your current annual maximum Lifetime Plus Payment for your payment to increase. For more information, see the “Automatic Annual Lifetime Plus Payment Increases.”
Benefit Base
The Benefit Base determines your initial annual maximum Lifetime Plus Payment. The greater the Benefit Base, the greater the initial annual maximum Lifetime Plus Payment.
On the rider effective date, and on each Business Day before the Benefit Date, the Benefit Base is equal to the greatest of:
•	the Quarterly Anniversary Value,
•	for Lifetime Plus Benefit, the 5% Annual Increase(including the Enhanced 10-Year Value),
•	for Lifetime Plus II Benefit, the Highest Annual Increase (including the Enhanced 5% Annual Increase and the Enhanced 10-Year Value), or
•	for Lifetime Plus 10 Benefit, the 10% Annual Increase.
On the Benefit Date, we compare your Benefit Base to the Contract Value using the values determined at the end of the prior Business Day and increase your Benefit Base to equal this Contract Value if it is greater.

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On and after the Benefit Date, your Benefit Base only changes if you take an Excess Withdrawal, or we increase your annual maximum Lifetime Plus Payment. Excess Withdrawals reduce your Benefit Base by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process the withdrawal. An annual payment increase may increase or decrease your Benefit Base at the end of the last Business Day before a Benefit Anniversary as follows.
•	If we increase your annual maximum Lifetime Plus Payment because the Contract Value increased, we increase your Benefit Base by the same percentage that we increased the payment.
•	If we increase your annual maximum Lifetime Plus Payment because the current payment percentage multiplied by the current Contract Value results in a higher payment, we change your Benefit Base to equal this Contract Value. This change may increase or decrease your Benefit Base. For example, suppose a 60-year old has an annual maximum Lifetime Plus Payment of $4,000 based on the Benefit Base of $100,000 ($4,000 = 4% x $100,000). On the next Benefit Anniversary, if the payment percentage increases to 5% based on the Covered Person’s age, at 5% the annual maximum Lifetime Plus Payment would increase if the current Contract Value was at least $80,020 ($80,020 x 5% = $4,001). The Benefit Base of $100,000 would then reduce to equal the $80,020 Contract Value.

• For Bonus Option Contracts, unvested bonus amounts are not included in the parts of the Quarterly Anniversary Value, 5% Annual Increase, Enhanced 5% Annual Increase, Enhanced 10-Year Value or 10% Annual Increase based on Contract Value. Bonus amounts are also not included in the parts of these values based on Purchase Payments.
Quarterly Anniversary Value
While your Lifetime Benefit is in effect, we only calculate the Quarterly Anniversary Value before the Benefit Date.
If the rider effective date was the Issue Date, the Quarterly Anniversary Value was initially equal to the Purchase Payment received on the Issue Date. If the rider effective date was after the Issue Date, the Quarterly Anniversary Value was initially equal to the Contract Value at the end of the prior Business Day.
At the end of each Business Day, we adjust the Quarterly Anniversary Value as follows.
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
On each Quarterly Anniversary, we compare the Quarterly Anniversary Value to the Contract Value using the values determined at the end of the prior Business Day and increase the Quarterly Anniversary Value to equal this Contract Value if it is greater.
Lifetime Plus Benefit and Lifetime Plus II Benefit Value Differences
The primary difference between the benefit values provided by the Lifetime Plus Benefit and Lifetime Plus II Benefit is the reset feature. Resets occur on Contract Anniversaries and lock in any Contract Value increases to the values provided by the 5% Annual Increase, Enhanced 5% Annual Increase and Enhanced 10-Year Value. Resets under Lifetime Plus Benefit are manual (you must request them), are only available before age 81, and replace the prior 5% Annual Increase and Enhanced 10-Year Value. Resets under Lifetime Plus II Benefit are automatic, can occur until age 90, and do not replace prior values; each automatic reset establishes both a new Enhanced 5% Annual Increase and Enhanced 10-Year Value. Other than that, the calculation for the 5% Annual Increase and Enhanced 5% Annual Increase is the same. The Highest Annual Increase under the Lifetime Plus II Benefit is the greatest of all the Enhanced 5% Annual Increases.
5% Annual Increase and Enhanced 5% Annual Increase
While your Lifetime Plus Benefit or Lifetime Plus II Benefit is in effect, we only calculate the 5% Annual Increase or Enhanced 5% Annual Increase (the annual increases) before the Benefit Date.
If the rider effective date was the Issue Date, the annual increases were initially equal to the Purchase Payment received on the Issue Date. If the rider effective date was after the Issue Date, the annual increases were initially equal to the Contract Value at the end of the prior Business Day.

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At the end of each Business Day before the tenth Rider Anniversary (or tenth reset anniversary), we adjust each annual increase as follows.
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
On the first Rider Anniversary (or first reset anniversary), each annual increase is equal to:
b + (1.05 x (a – b))
Where:
a	=	The annual increase at the end of the prior Business Day; and
b	=	Purchase Payments* received during the last Contract Year. If the rider effective date was the Issue Date and there has not been a reset, we exclude from “b” any Purchase Payments received within 90 days of the Issue Date.
On the second through ninth Rider Anniversaries (or second through ninth reset anniversaries), each annual increase is equal to:
d + [1.05 x ((c – d) + (0.05 x e)]
Where:
c	=	The annual increase at the end of the prior Business Day;
d	=	Purchase Payments* received during the last Contract Year; and
e	=	Purchase Payments* received during the Contract Year that began two years ago. If the rider effective date was the Issue Date and there has not been a reset, we exclude from “e” any Purchase Payments received within 90 days of the Issue Date.
*	We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
On each Business Day on or after the tenth Rider Anniversary (or tenth reset anniversary), each annual increase is equal to the Enhanced 10-Year Value established on the same date.
• To receive the maximum benefit you must wait to begin Lifetime Plus Payments until the 11th Contract Anniversary after we receive your last Purchase Payment or the 11th reset anniversary. If the older Covered Person was age 80 on the rider effective date and you want to receive this maximum benefit you have less than one year to begin Lifetime Plus Payments after this waiting period before the benefit ends.
Enhanced 10-Year Value
While your Lifetime Plus Benefit or Lifetime Plus II Benefit is in effect, we only calculate the Enhanced 10-Year Values before the Benefit Date.
The Enhanced 10-Year Value acts as both an increase and a cap to the annual increases. If you begin Lifetime Plus Payments on or after the tenth Rider Anniversary (or on or after the tenth reset anniversary), the Enhanced 10-Year Value is at least equal to twice its initial value, which is either the initial Purchase Payment or Contract Value depending on when you selected the benefit and any resets. Before the tenth Rider Anniversary (or tenth reset anniversary), we do not use the Enhanced 10-Year Value to calculate the Benefit Base that determines your Lifetime Plus Payments.
If the rider effective date was the Issue Date, the Enhanced 10-Year Value was initially equal to twice the Purchase Payment received on the Issue Date. If the rider effective date was after the Issue Date, the Enhanced 10-Year Value was initially equal to twice the Contract Value at the end of the prior Business Day.
At the end of each Business Day we adjust each Enhanced 10-Year Value as follows.
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.

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If the rider effective date was the Issue Date and there has not been a reset, then on the first Contract Anniversary the Enhanced 10-Year Value is equal to:
•	the Enhanced 10-Year Value at the end of the prior Business Day,
•	plus Purchase Payments* received within 90 days of the Issue Date excluding the payment received on the Issue Date.
On the eleventh and later Rider Anniversaries (or eleventh and later reset anniversaries) each Enhanced 10-Year Value is equal to:
•	the Enhanced 10-Year Value at the end of the prior Business Day,
•	plus Purchase Payments* received during the Contract Year that began eleven years ago. If you selected Lifetime Plus Benefit at issue and there has not been a reset, then on the eleventh Contract Anniversary only we exclude Purchase Payments received within 90 days of the Issue Date.
*	We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.

• If the older Covered Person was age 80 on the rider effective date, any Purchase Payments received more than 91 days after the rider effective date do not double under the Enhanced 10-Year Value before your Lifetime Benefit ends.
Manual Resets Under Lifetime Plus Benefit
While your Lifetime Plus Benefit is in effect, and before the older Covered Person’s 81st birthday or the Benefit Date, you can reset the 5% Annual Increase to equal the Contract Value if the Contract Value is greater than the sum of the 5% Annual Increase on the most recent Contract Anniversary plus 5% of all Purchase Payments received during the last Contract Year (excluding Purchase Payments received before the first Quarterly Anniversary if this is the first Contract Anniversary). You can request a reset within 30 days following a Contract Anniversary by completing the appropriate form. We process your reset request as of the immediately preceding Contract Anniversary (reset date) once we receive your request in Good Order at our Service Center. If the reset date does not fall on a Business Day, we process your request on the next Business Day. When we process your reset request, we change the 5% Annual Increase to equal the Contract Value determined at the end of the last Business Day before the reset date. We also increase the Enhanced 10-Year Value to equal two times the Contract Value determined at the end of the last Business Day before the reset date.
For a manual reset requested on or after April 29, 2013, the current additional M&E charge is 1.20% for single Lifetime Plus Payments and 1.35% for joint Lifetime Plus Payments. We reserve the right to change the additional M&E charge for a manual reset in the future, but any new additional M&E charge cannot be greater than the maximum stated at the beginning of this appendix. Any M&E charge change occurs on the 30th day after the reset date, or the next Business Day if the 30th day is not a Business Day. If we change the additional M&E charge, we simultaneously adjust the number of accumulation units so that the Contract Value remains the same. Because Investment Option performance changes accumulation unit values, this adjustment may be positive or negative.
Automatic Resets Under Lifetime Plus II Benefit
While your Lifetime Plus II Benefit is in effect, and before the older Covered Person’s 81st birthday or Benefit Date, we automatically reset the Enhanced 5% Annual Increase to equal the Contract Value if twice the Contract Value is greater than the most recently established Enhanced 10-Year Value plus all Purchase Payments received within the previous ten Contract Years, but received on or after the most recent reset date, excluding Purchase Payments received within 90 days of the Issue Date. This reset establishes a new additional Enhanced 5% Annual Increase equal to the Contract Value determined at the end of the last Business Day before the reset date. We also establish a new additional Enhanced 10-Year Value equal to two times the Contract Value determined at the end of the last Business Day before the reset date. An automatic reset does not cancel any previously established Enhanced 5% Annual Increases or their associated Enhanced 10-Year Values. Resets can establish several Enhanced 5% Annual Increases and associated Enhanced 10-Year Values. We continue to calculate all previously established Enhanced 5% Annual Increases and Enhanced 10-Year Values and use them to determine the Highest Annual Increase.
For an automatic reset that occurs on or after April 29, 2013, the current additional M&E charge is 1.20% for single Lifetime Plus Payments and 1.35% for joint Lifetime Plus Payments. We reserve the right to change the

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additional M&E charge for an automatic reset in the future, but any new additional M&E charge cannot be greater than the maximum stated for the Lifetime Plus II Benefit at the beginning of this appendix. We send you written notice of this increase to your additional M&E charge and provide you at least 30-days to decline the reset. If you decline the reset, you will not receive any future automatic resets, but you keep all previous resets (including this reset) and their associated Enhanced 5% Annual Increases and Enhanced 10-Year Values. If you do not contact us and decline this increase to the additional M&E charge during the 30-day notice period, we assume you have accepted the increase and we change the additional M&E charge on the 60th day after the reset date, or on the next Business Day if the 60th day is not a Business Day. If you accept this increase, you continue to be eligible to receive future resets.
If we change Lifetime Plus II Benefit’s additional M&E charge, we simultaneously adjust the number of accumulation units so that the Contract Value remains the same. Because Investment Option performance changes accumulation unit values, this adjustment may be positive or negative.
Lifetime Plus 10 Benefit’s 10% Annual Increase
While your Lifetime Plus 10 Benefit is in effect, we only calculate the 10% Annual Increase before the Benefit Date.
On each Quarterly Anniversary for up to a maximum of 20 years, we apply a simple interest increase of 2.5% to the Purchase Payments adjusted for withdrawals (or the Contract Value on the rider effective date, if applicable). Next, we compare this value to the Contract Value and increase it to equal the Contract Value if the Contract Value is greater (reset). We then apply any future simple interest increases to the reset value. Contract Value resets occur during the entire period we calculate the Annual Increase, and are not subject to the 20 year maximum. A reset may result in an increase to the additional M&E charge as described later in this appendix.
If the rider effective date was the Issue Date, both the 10% Annual Increase and increase base were initially equal to the Purchase Payment received on the Issue Date. If the rider effective date was after the Issue Date, both the 10% Annual Increase and increase base were initially equal to the Contract Value at the end of the prior Business Day.
At the end of each Business Day, we adjust both the 10% Annual Increase and increase base as follows.
•	We increase them by the amount of any additional Purchase Payments.
•	We reduce them by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
On each Quarterly Anniversary on or before the 20th Rider Anniversary, the 10% Annual Increase is equal to:
a + 0.025 (b – c)
Where:
a	=	The 10% Annual Increase at the end of the prior Business Day;
b	=	The increase base at the end of the prior Business Day; and
c	=	Purchase Payments* received on or after the prior Quarterly Anniversary. If you selected this benefit at issue, we exclude from “c” any Purchase Payments received before the first Quarterly Anniversary.
*	We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
We then compare this 10% Annual Increase to the Contract Value at the end of the prior Business Day and increase both the 10% Annual Increase and the increase base to equal this Contract Value if it is greater. As previously stated, these resets can occur during the entire period we calculate the 10% Annual Increase.
For a reset that occurs on or after April 29, 2013, the current additional M&E charge is 1.20% for single Lifetime Plus Payments and 1.35% for joint Lifetime Plus Payments. We reserve the right to change this additional M&E charge for a reset in the future, but any new additional M&E charge cannot be greater than the maximum stated for the Lifetime Plus 10 Benefit at the beginning of this appendix. We send you written notice of this increase to your additional M&E charge and provide you at least 30-days to decline the reset. If you decline the reset, you will not receive any future automatic resets, but you keep all previous resets (including this reset). If you do not contact us and decline the increase to the additional M&E charge during the 30-day notice period, we assume you have accepted the increase and we change the additional

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M&E charge on the 60th day after the reset date, or on the next Business Day if the 60th day is not a Business Day. If you accept an increase to Lifetime Plus 10 Benefit’s additional M&E charge, then you continue to be eligible to receive future resets.
If we change Lifetime Plus 10 Benefit’s additional M&E charge, we simultaneously adjust the number of accumulation units so that the Contract Value remains the same. Because Investment Option performance changes accumulation unit values, this adjustment may be positive or negative.
Requesting Lifetime Plus Payments
You request Lifetime Plus Payments by completing a payment election form. Lifetime Plus Payments begin on the Benefit Date, which must be either the 1st or 15th of a calendar month. Your Benefit Date is the next available date that occurs at least 15 calendar days after we receive your request in Good Order at our Service Center. At least one Covered Person must be alive on the Benefit Date in order for Lifetime Plus Payments to begin. You cannot submit this form until the younger Covered Person reaches the exercise age, or once the older Covered Person reaches age 91. The exercise age for Lifetime Plus Benefit and Lifetime Plus II Benefit is age 50. The exercise age for Lifetime Plus 10 Benefit is age 65.
You can receive Lifetime Plus Payments semi-monthly, monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make the payment on the next Business Day.
You can change your payment frequency once each Benefit Year while your Contract Value is positive. Once your Contract Value reduces to zero, you receive your maximum Lifetime Plus Payment at the previous selected payment frequency. You must provide notice of any requested payment frequency change to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change.
We will begin making payments to you automatically without your request if your Contract Value reduces to zero for any reason other than a withdrawal or annuitization while this benefit is in effect and before the Benefit Date. In this instance we calculate your annual maximum Lifetime Plus Payment and begin making annual payments to you on the next available Benefit Date.
If the Benefit Date has not occurred six months before the older Covered Person reaches age 91, we send you written notice that the benefit is about to end. If the benefit ends before Lifetime Plus Payments begin, you will have paid for the benefit without receiving any of its advantages.
Once Lifetime Plus Payments begin:
•	You can no longer remove your selected Lifetime Benefit from the Contract.
•	You cannot take new Partial Annuitizations.
•	You cannot make additional Purchase Payments so the Traditional Death Benefit Value (if applicable) no longer increases.
•	Any active automatic investment plan and/or systematic withdrawal or dollar cost averaging programs end.
•	The free withdrawal privilege is not available.
•	You can only change the Owner if you selected joint Lifetime Plus Payments and:
–	an Owner dies and the spouse continues the Contract, or
–	you remove a joint Covered Person who is also a Joint Owner from the Contract. In this case, the remaining Covered Person must become the new sole Owner.
•	If you selected Lifetime Plus Benefit, the additional M&E charge continues until the benefit ends, or the Business Day the Contract Value reduces to zero.
•	If you selected Lifetime Plus II Benefit or Lifetime Plus 10 Benefit and your rider effective date is before January 26, 2009, the additional M&E charge decreases as indicated at the beginning of this appendix, and it continues until the benefit ends, or the Contract Value reduces to zero.
•	If you selected Lifetime Plus II Benefit or Lifetime Plus 10 Benefit and your rider effective date is from January 26, 2009 through March 31, 2009, the additional M&E charge continues until the benefit ends, or the Contract Value reduces to zero.
•	If you selected the Quarterly Value Death Benefit, its additional M&E charge continues until that benefit ends.
•	If you take a Full Annuitization, Lifetime Plus Payments stop and your Lifetime Benefit ends.

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•	The Contract Value continues to fluctuate as a result of Investment Option performance, and it decreases on a dollar for dollar basis with each Lifetime Plus Payment, Cumulative Withdrawal and any Excess Withdrawal, and the deduction of Contract charges other than the M&E charge.
•	Lifetime Plus Payments and Cumulative Withdrawals do not reduce your Benefit Base, but Excess Withdrawals reduce your Benefit Base and annual maximum Lifetime Plus Payment by the percentage of Contract Value withdrawn (including any withdrawal charge). Excess Withdrawals may cause your Lifetime Plus Payments to stop and your Lifetime Benefit to end.
•	Each Lifetime Plus Payment, Cumulative Withdrawal and any Excess Withdrawal reduces the Traditional Death Benefit Value (or the Quarterly Anniversary Value under the Quarterly Value Death Benefit, if applicable) by the percentage of Contract Value withdrawn (including any withdrawal charge).
•	We may increase your annual maximum Lifetime Plus Payment on every Benefit Anniversary before the older Covered Person reaches age 91. If you receive a payment increase, we may also change your Benefit Base and we reserve the right to change your Lifetime Benefit’s additional M&E charge subject to the maximum additional M&E charge stated at the beginning of this appendix.
•	If your Contract Value reduces to zero for any reason other than an Excess Withdrawal or annuitization that does not convert your Lifetime Plus Payments to Annuity Payments, you will continue to receive your maximum available Lifetime Plus Payment at the previous selected payment frequency until the earlier of the death of the Owner or last surviving Covered Person.

• If the older Covered Person was age 80 on the rider effective date we extend the latest available Benefit Date by 30 calendar days in order to allow you to receive the maximum benefit from the Benefit Base values.
Calculating Your Lifetime Plus Payments
The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each Benefit Year. On the Benefit Date, the initial annual maximum Lifetime Plus Payment is equal to the Benefit Base multiplied by the current payment percentage, determined by using the Lifetime Plus Payment Table (see “Lifetime Plus Payment Overview” earlier in this appendix). On the Benefit Date, if your initial annual maximum Lifetime Plus Payment is less than $100, your benefit ends without receiving any of its advantages. For example, assuming a 4% initial payment percentage, if you take withdrawals that reduce the Benefit Base to less than $2,200, this would result in an initial Lifetime Plus Payment of less than $100.
The annual maximum Lifetime Plus Payment is the amount you are entitled to, but the Cumulative Withdrawal Benefit allows you to take less. The annual actual Lifetime Plus Payment is the total amount you choose to receive each year. Each Lifetime Plus Payment you receive is equal to the annual actual Lifetime Plus Payment divided by the number of payments you chose to receive during the Benefit Year. The initial actual Lifetime Plus Payment must either be zero, or at least $100.
We deduct each Lifetime Plus Payment, Cumulative Withdrawal, Excess Withdrawal, and any additional payments resulting from a required minimum distribution, proportionately from the Investment Options. We continue to rebalance the Contract Value quarterly among the Investment Options according to your future Purchase Payment allocation instructions while your benefit is in effect. You can also continue to make transfers between the Investment Options while your benefit is in effect, subject to the restrictions set out in section 5, Investment Options – Transfers Between Investment Options, and the “Investment Option Allocation and Transfer Restrictions” discussion later in this appendix.
If your Contract Value reduces to zero for any reason other than an Excess Withdrawal or Full Annuitization, then Lifetime Plus Payments continue until the deaths of all Covered Persons.
Cumulative Withdrawal Benefit
Cumulative Withdrawal Benefit allows you to control the amount of actual Lifetime Plus Payment you receive. Any part of your annual maximum Lifetime Plus Payment that you do not withdraw in a given Benefit Year is added to the Cumulative Withdrawal Value, which is available to you upon request. Cumulative Withdrawal Benefit is automatically part of your Lifetime Benefit and has no additional fee or charge.
You can change the amount of your actual Lifetime Plus Payment once each Benefit Year while your Contract Value is positive. You must provide notice of any requested change to your actual Lifetime Plus Payment amount to our Service Center at least 30 days before the Benefit Date or Benefit Anniversary (as applicable). If the change is available, we

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implement it on the Benefit Date or Benefit Anniversary and it remains in effect until you request another change, your Contract Value reduces to zero, or your benefit ends. Once your Contract Value reduces to zero you must take the maximum Lifetime Plus Payment at your previously selected payment frequency.
The Cumulative Withdrawal Value is the total of all annual maximum Lifetime Plus Payments that you did not take. The Cumulative Withdrawal Value does not earn interest and it does not increase or decrease with your selected Investment Options’ performance. It only increases when you take less than your annual maximum Lifetime Plus Payment and it only decreases when you take a Cumulative Withdrawal. The Cumulative Withdrawal Value remains in your Contract until you take a Cumulative Withdrawal. The Cumulative Withdrawal Value is not available to your Beneficiaries upon death, unless your Beneficiary is your spouse, a joint Covered Person and continues the Contract.
You can take withdrawals from your Cumulative Withdrawal Value at any time. Any portion of a withdrawal you take on or after the Benefit Date that is less than or equal to your Cumulative Withdrawal Value is a Cumulative Withdrawal, and any portion that is greater than your Cumulative Withdrawal Value is an Excess Withdrawal. Each Cumulative Withdrawal must be at least $100, or your entire Cumulative Withdrawal Value.
Cumulative Withdrawals are not subject to a withdrawal charge and do not reduce your Withdrawal Charge Basis. Each Cumulative Withdrawal reduces your Contract Value and Cumulative Withdrawal Value on a dollar for dollar basis, and reduces the portion of the Traditional Death Benefit Value that is based on Purchase Payments (or the portion of the Quarterly Value Death Benefit value that is based on the Quarterly Anniversary Value, if applicable) by the percentage of Contract Value withdrawn.
If your Contract Value reduces to zero for any reason other than an Excess Withdrawal, we send you any remaining Cumulative Withdrawal Value and your Cumulative Withdrawal Benefit ends. Otherwise your Cumulative Withdrawal Benefit ends when your Lifetime Benefit ends.
Excess Withdrawals
Your annual maximum Lifetime Plus Payment only decreases if you take an Excess Withdrawal. An Excess Withdrawal is any portion of a withdrawal you take on or after the Benefit Date that is greater than your Cumulative Withdrawal Value. Excess Withdrawals include any applicable withdrawal charge.
Any partial Excess Withdrawal must comply with the restrictions in section 8, Access to Your Money and the following provisions. If your Contract Value is less than $2,000, you can only withdraw the total remaining Contract Value. Also, if at the end of the Business Day that we process your Excess Withdrawal your Contract Value is less than $2,000, you must withdraw the total remaining Contract Value. We also review how each partial Excess Withdrawal would hypothetically reduce your current annual maximum Lifetime Plus Payment. On the Business Day you take a partial Excess Withdrawal, if the current Benefit Base (after reduction for the Excess Withdrawal) multiplied by the age-based payment percentage as of the prior Benefit Anniversary is less than $100, you must withdraw the total remaining Contract Value. If you take an Excess Withdrawal of the total remaining Contract Value your entire Contract ends.
Excess Withdrawals reduce your annual maximum Lifetime Plus Payment on the next Benefit Anniversary after the withdrawal by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process each withdrawal.
• For Qualified Contracts, if we calculate a required minimum distribution (RMD) based on this Contract, after making all Lifetime Plus Payments for the calendar year, we determine whether this calendar year’s total RMD has been satisfied by these payments, Cumulative Withdrawals and any Excess Withdrawals. If the RMD amount for this Contract has not been satisfied, we send you this remaining amount as one RMD payment by the end of the calendar year. We consider this payment to be a withdrawal, but it is not an Excess Withdrawal and it is not subject to a withdrawal charge.
• For required annuitizations, if on the Income Date you are receiving Lifetime Plus Payments, we guarantee to pay you the greater of your maximum Lifetime Plus Payment, or fixed Annuity Payments based on the greater of Contract Value or Cumulative Withdrawal Value under Annuity Option 1 or Annuity Option 3. If we pay you the maximum Lifetime Plus Payment on the Income Date, we also send you any remaining Cumulative Withdrawal Value. If you select any other Annuity Option, or if you choose variable Annuity Payments, these guarantees do not apply. For more information, see section 9, The Annuity Phase.

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Automatic Annual Lifetime Plus Payment Increases
We may change your annual maximum Lifetime Plus Payment on each Benefit Anniversary before the older Covered Person reaches age 91 as follows.
•	If you took your annual maximum Lifetime Plus Payment during the last Benefit Year, we increase next year’s annual maximum payment if the Contract Value at the end of the prior Business Day is greater than the Contract Value from one year ago (which is the end of the last Business Day before the prior Benefit Anniversary, or the Benefit Date if this is the first Benefit Anniversary). This increase is equal to the percentage of growth between these two Contract Values. For example, if the Contract Value increased by 5%, we also increase your annual maximum Lifetime Plus Payment by 5%.
•	If the current payment percentage multiplied by the Contract Value at the end of the prior Business Day results in a higher annual maximum Lifetime Plus Payment.
If your actual Lifetime Plus Payment is an exact dollar amount, an automatic annual payment increase does not increase your actual payment. However, if your actual Lifetime Plus Payment is a percentage of your annual maximum Income Advantage Payment, an automatic annual payment increase does increase your actual payment.
If you receive an annual Lifetime Plus Payment increase we increase the current additional M&E charge on the next fifth Benefit Anniversary (for example, on the fifth, tenth and fifteenth Benefit Anniversaries) that occurs on or after April 29, 2013, to 1.20% for single Lifetime Plus Payments and 1.35% for joint Lifetime Plus Payments. We reserve the right to change the additional M&E charge for an annual payment increase in the future, but any new additional M&E charge cannot be greater than the maximum stated for your Lifetime Benefit at the beginning of this appendix. We send you written notice of this increase and provide you at least 30-days to decline the annual payment increase. If you decline the annual payment increase, you will not receive any future annual Lifetime Plus Payment increases, but you keep all previous increases (including this increase). If you do not contact us and decline the increase to the additional M&E charge during the 30-day notice period, we assume you have accepted the increase and we change the additional M& E charge on the 60th day after the current fifth Benefit Anniversary, or on the next Business Day if the 60th day is not a Business Day. If you accept an increase to your Lifetime Benefit’s additional M&E charge, then you continue to be eligible to receive future annual Lifetime Plus Payment increases.
If we change your Lifetime Benefit’s additional M&E charge, we simultaneously adjust the number of accumulation units so that the Contract Value remains the same. Because Investment Option performance changes accumulation unit values, this adjustment may be positive or negative.
• Automatic annual Lifetime Plus Payment increases are not available once the older Covered Person reaches age 91, or on or after the Business Day your Contract Value reduces to zero.
Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing
Under your Lifetime Benefit, we restrict your Investment Option selection. When you selected your benefit, you agreed to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support your Lifetime Benefit’s guarantees and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Benefit Base. We established your Contract’s Investment Option allocation and transfer restrictions on the rider effective date and we cannot change them.
If you selected Lifetime Plus II Benefit or Lifetime Plus 10 Benefit and your rider effective date is from January 26, 2009 through March 31, 2009: We require you to allocate 100% of your total Contract Value to Investment Option Group C.
If your rider effective date is before January 26, 2009:
•	You cannot allocate more than 25% of your total Contract Value to Investment Option Group A.
•	You cannot allocate more than 70% of your total Contract Value to Investment Option Group A and Group B.

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•	We do not limit allocations to Investment Option Group C.

Group A Investment Options(1)
AZL Morgan Stanley Global Real Estate Fund	Davis VA Financial Portfolio*
AZL MSCI Emerging Markets Equity Index Fund	Franklin Founding Funds Allocation VIP Fund*
AZL Small Cap Stock Index Fund	PIMCO VIT CommodityRealReturn Strategy Portfolio
If your rider effective date is before January 26, 2009: Franklin Founding Funds Allocation VIP Fund is included in Investment Option Group C, and not in Group A.
Group B Investment Options
AZL International Index Fund	AZL S&P 500 Index Fund
AZL Mid Cap Index Fund	Franklin Mutual Shares VIP Fund*
AZL Russell 1000 Growth Index Fund	PIMCO VIT StocksPLUS® Global Portfolio
AZL Russell 1000 Value Index Fund	Templeton Growth VIP Fund*

Group C Investment Options
AZL Balanced Index Strategy Fund	BlackRock Global Allocation V.I. Fund*
AZL DFA Five-Year Global Fixed Income Fund	Fidelity VIP FundsManager 50% Portfolio*
AZL DFA Multi-Strategy Fund	Fidelity VIP FundsManager 60% Portfolio*
AZL Fidelity Institutional Asset Management® Multi-Strategy Fund	Franklin Income VIP Fund*
AZL Fidelity Institutional Asset Management® Total Bond Fund	Franklin U.S. Government Securities VIP Fund*
AZL Gateway Fund	PIMCO VIT All Asset Portfolio*
AZL Government Money Market Fund	PIMCO VIT Emerging Markets Bond Portfolio*
AZL Moderate Index Strategy Fund	PIMCO VIT Global Bond Portfolio (Unhedged) *
AZL MVP Balanced Index Strategy Fund	PIMCO VIT Global Core Bond (Hedged) Portfolio
AZL MVP Fusion Dynamic Balanced Fund	PIMCO VIT Global Managed Asset Allocation Portfolio*
AZL MVP Fusion Dynamic Conservative Fund	PIMCO VIT High Yield Portfolio*
AZL MVP Fusion Dynamic Moderate Fund	PIMCO VIT Real Return Portfolio*
AZL MVP Growth Index Strategy Fund	PIMCO VIT Total Return Portfolio
AZL T. Rowe Price Capital Appreciation Fund	PIMCO VIT Unconstrained Bond Portfolio*
Templeton Global Bond VIP Fund *
*	These Investment Options are closed as discussed in Appendix M.
We may add, remove or substitute Investment Options from these groups. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We may also move Investment Options from a more restrictive group to a less restrictive group, but we cannot move Investment Options the other way. We send you written notice regarding additions, removals or substitutions. When an Investment Option within a group is removed or substituted, we send your written notice 30 days before the removal or substitution date.
While your Lifetime Benefit is in effect and your Contract Value is positive, we rebalance your Contract Value quarterly according to your future Purchase Payment allocation instructions. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. Your Investment Options’ performance may cause your chosen allocations to shift. Quarterly rebalancing helps you maintain your selected allocation mix. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. To change this quarterly rebalancing, you must change your future Purchase Payment allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.

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When a Lifetime Benefit Ends
Your Lifetime Benefit ends upon the earliest of the following.
•	Before the Benefit Date, the Business Day we process your request to remove your benefit from your Contract (the rider termination date).
•	Before the Benefit Date, the Business Day all original Covered Persons no longer have the required relationship (Owner, Annuitant or sole Beneficiary) as stated under “Covered Persons” in this appendix.
•	The older Covered Person’s 91st birthday if it occurs before the Benefit Date.
•	The Business Day before the Income Date you take a Full Annuitization.
•	The Business Day we process your request for a full withdrawal, other than a full withdrawal caused by a Lifetime Plus Payment.
•	The Benefit Date or a Benefit Anniversary if the annual maximum Lifetime Plus Payment is less than $100.
•	The date of death of an Owner (or Annuitant if the Owner is a non-individual). However, if a federally recognized spouse is a Covered Person and continues this Contract, the Lifetime Benefit also continues.
•	The date of death of the last surviving Covered Person.
•	The Business Day the Contract ends.

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Appendix E – Target Date Benefits
Version A Contracts that were issued on or prior to April 29, 2011 offered two different Target Date Benefits. Target Date Retirement Benefit was available from March 17, 2008 through January 23, 2009. Target Date 10 Benefit was available from January 26, 2009 through March 31, 2009. The additional M&E charge for these benefits during the Accumulation Phase is as follows. There is no additional M&E charge for these benefits during the Annuity Phase.
Optional Target Date Benefits	Contract Version	Available Dates	Additional M&E Charge(1) (as a percentage of each Investment Options’ net asset value)
Target Date Retirement Benefit	A	3/17/2008 – 1/23/2009	0.40%
Target Date 10 Benefit	A	1/26/2009 – 3/31/2009	0.55%
(1)	We assess the additional M&E charge for these optional benefits during the Accumulation Phase while your benefit is in effect and your Contract Value is positive.

• Your Contract refers to both of these benefits as “Target Date Retirement Benefit Rider.” If your Contract has a minimum of ten Contract Years to the initial Target Value Date then you have Target Date 10 Benefit; if the minimum is seven you have Target Date Retirement Benefit.
Except as specified in this appendix, the same terms and conditions apply to each Target Date Benefit. Each Target Date Benefit provides, during the Accumulation Phase, a level of protection for your principal and any annual investment gains through the Target Value. The Target Value is a future guarantee to your Contract Value. The Target Value is first available on the initial Target Value Date which you select. The earliest initial Target Value Date you can select under Target Date 10 Benefit is the tenth Rider Anniversary and under Target Date Retirement Benefit it is the seventh Rider Anniversary. Each Rider Anniversary occurs on a Contract Anniversary. Additional Target Value Dates occur on every subsequent Rider Anniversary. The Target Value is only guaranteed to be available to you on the last Business Day before each Target Value Date. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options’ performance, and this is the value available to you upon withdrawal.
There are several important points to note about Target Date Benefits.
•	Target Date Benefits do not guarantee Investment Option performance.
•	You cannot take a partial withdrawal from specific Investment Options if you have a Target Date Benefit.
•	We restrict Contract Value allocations and transfers, and rebalance your Contract Value quarterly. These restrictions support the benefit’s guarantees, and to the extent they limit your investment flexibility, they may limit the upside potential to your Contract Value and Target Value.
•	We no longer accept additional Purchase Payments for Contracts with a Target Date Benefit. If you have a Target Date Benefit you can also no longer participate in the flexible rebalancing program while your Target Date Benefit is in effect. This restriction no longer applies if you remove a Target Date Benefit.
•	The Target Value does not lock in any Contract Value gains that occur between Rider Anniversaries.
•	The Target Value does not provide any guarantee to your Contract Value before the initial Target Value Date, or during the period between Target Value Dates.
•	The last Business Day before each Target Value Date is the only day that we guarantee your Contract Value equals the Target Value.
Removing a Target Date Benefit
You can remove a Target Date Benefit by completing the appropriate form from your Contract while the Contract Value is positive. We remove your benefit from your Contract on the Contract Anniversary (or on the next Business Day if the Contract Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Contract Anniversary. For the request to be in Good Order, we must receive this form no earlier than 30 days before a Contract Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Contract Anniversary. On the rider termination date, we no longer assess the Target Date Benefit’s additional M&E charge, and the restrictions on Contract Value allocations and transfers no longer apply. Because the total M&E charge for the Contract changes, we adjust the number of accumulation units so that the Contract Value on

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the rider termination date remains the same. Because the performance of the Investment Options causes the accumulation unit values to fluctuate, the adjustment to the number of accumulation units may be positive or negative.
On the rider termination date, the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.
Target Value Dates
Target Date Benefits guarantee that on each Target Value Date until the benefit ends, your Contract Value cannot be less than the Target Value (described next in this appendix). You selected the initial Target Value Date when you selected your benefit. The earliest available initial Target Value Date under Target Date Retirement Benefit is the seventh Rider Anniversary, and under Target Date 10 Benefit it is the tenth Rider Anniversary. The latest date under both benefits is the Rider Anniversary prior to the older Owner’s 91st birthday (or the Annuitant’s 91st birthday if the Owner is a non-individual). Additional Target Value Dates occur on each subsequent Rider Anniversary after the initial Target Value Date while your benefit is in effect.
For example, you purchased a Contract with Target Date Retirement Benefit as the sole Owner on September 1, 2009 and you were age 70. The earliest available initial Target Value Date is December 1, 2016 and the latest date is December 1, 2029. If you select the earliest available initial date (December 1, 2016), subsequent Target Value Dates would occur on December 1st in 2017, 2018, 2019, etc.
At the end of the last Business Day before each Target Value Date if your Contract Value is less than the Target Value, we increase your Contract Value to equal the Target Value and your Target Value becomes the Contract Value. The last Business Day before each Target Value Date is the only day that we guarantee your Contract Value equals the Target Value. We notify you in writing at least 30 days in advance of each Target Value Date outlining the options available to you. On the last Business Day before each Target Value Date you can continue your Contract or withdraw some or all of your Contract Value. You are not required to take a withdrawal at this time. Any withdrawal you do take is subject to any applicable withdrawal charge and additional federal tax.
We allocate any Contract Value increase to your selected Investment Options based on the percentage of Contract Value in each Investment Option after we do quarterly Contract Value rebalancing. For tax purposes, we treat any Contract Value increase as earnings under the Contract. However, if the Contract Value on the last Business Day before each Target Value Date is less than net Purchase Payments (total Purchase Payments less any payments withdrawn) then we treat some or all of the increase as a Purchase Payment when applying the withdrawal charge if you withdraw the total Contract Value.
Initial Target Value Date Resets
You can reset the initial Target Value Date before the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Owner is a non-individual). Resets are only available if the Contract Value is at least equal to the Target Value using the values determined at the end of the last Business Day before the Rider Anniversary that we process your reset request. The earliest new initial Target Value Date is seven Rider Anniversaries after we process your request under Target Date Retirement Benefit, or ten Rider Anniversaries after we process your request under Target Date 10 Benefit. The latest available initial Target Value Date is the Rider Anniversary prior to the older Owner’s 91st birthday (or the Annuitant’s 91st birthday if the Owner is a non-individual). You request a reset by completing the appropriate form. We process your request as of the immediately preceding Rider Anniversary (or on the next Business Day if the Rider Anniversary is not a Business Day) once we receive your request in Good Order at our Service Center. For the request to be in Good Order, we must receive this form within 30 days after a Rider Anniversary. If we receive your request outside this time period, we reject your request. The reset date is the Rider Anniversary that we process your request. On the reset date, we change the Target Value to equal the Contract Value determined at the end of the last Business Day before the reset date.
Initial Target Value Date resets may change the maximum amount you can allocate to your selected Investment Options, but a reset does not automatically change your allocations. You can change your future Purchase Payment allocation instructions at any time without penalty or fee. The changes to these allocation instructions must comply with the current maximum allowable allocations.
Target Value
The Target Value determines if you receive a Contract Value increase on each Target Value Date. We only calculate the Target Value while your benefit is in effect.

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If the rider effective date was the Issue Date, the Target Value was initially equal to the Purchase Payment received on the Issue Date. If the rider effective date was after the Issue Date, the Target Value was initially equal to the Contract Value at the end of the prior Business Day. If you reset the initial Target Value Date, the Target Value is equal to the Contract Value at the end of the last Business Day before the reset date.
At the end of each Business Day, we adjust the Target Value as follows.
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
On each Contract Anniversary, we compare the Target Value to the Contract Value using the values determined at the end of the prior Business Day and increase the Target Value to equal this Contract Value if it is greater.
• For Bonus Option Contracts, unvested bonus amounts are not included in the parts of the Target Value based on Contract Value. Bonus amounts are also not included in the parts of the Target Value based on Purchase Payments.
Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing
Under your Target Date Benefit, we restrict your Investment Option selection. When you selected your benefit, you agreed to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support your Target Date Benefit’s guarantees, and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Target Value.
We established your Contract’s Investment Option allocation and transfer restrictions on the rider effective date and we cannot change them. We may add, remove or substitute Investment Options from these groups. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We may also move Investment Options from a more restrictive group to a less restrictive group, but we cannot move Investment Options the other way. We send you written notice regarding additions, removals or substitutions. When an Investment Option in one of these groups is removed or substituted, we send your written notice 30 days before the removal or substitution date.

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TABLE 1: Investment Option Groups
Group A(1)
AZL Morgan Stanley Global Real Estate Fund	Davis VA Financial Portfolio*
AZL MSCI Emerging Markets Equity Index Fund	Franklin Founding Funds Allocation VIP Fund*
AZL MVP Growth Index Strategy Fund*	PIMCO VIT CommodityRealReturn Strategy Portfolio
AZL Small Cap Stock Index Fund
(1)If your rider effective date is before January 26, 2009: AZL MVP Growth Index Strategy Fund and Franklin Founding Funds Allocation VIP Fund are included in the Group X Investment Options instead of in the Group A Investment Options.
Group B
AZL International Index Fund	AZL T. Rowe Price Capital Appreciation Fund
AZL Mid Cap Index Fund	Franklin Mutual Shares VIP Fund*
AZL Russell 1000 Growth Index Fund	PIMCO VIT StocksPLUS® Global Portfolio
AZL Russell 1000 Value Index Fund	Templeton Growth VIP Fund*
AZL S&P 500 Index Fund

Group X	Group Y
AZL DFA Multi-Strategy Fund	AZL Balanced Index Strategy Fund
AZL Fidelity Institutional Asset Management® Multi-Strategy Fund	AZL DFA Five-Year Global Fixed Income Fund
AZL Gateway Fund	AZL Fidelity Institutional Asset Management® Total Bond Fund
AZL Moderate Index Strategy Fund	AZL Government Money Market Fund
AZL MVP Fusion Dynamic Moderate Fund	AZL MVP Balanced Index Strategy Fund
BlackRock Global Allocation V.I. Fund*	AZL MVP Fusion Dynamic Balanced Fund
Fidelity VIP FundsManager 50% Portfolio*	AZL MVP Fusion Dynamic Conservative Fund
Fidelity VIP FundsManager 60% Portfolio*	Franklin U.S. Government Securities VIP Fund*
Franklin Income VIP Fund*	PIMCO VIT All Asset Portfolio*
PIMCO VIT Global Managed Asset Allocation Portfolio*	PIMCO VIT Emerging Markets Bond Portfolio *
PIMCO VIT Global Bond Portfolio (Unhedged) *
PIMCO VIT Global Core Bond (Hedged) Portfolio
PIMCO VIT High Yield Portfolio*
PIMCO VIT Long-Term U.S. Government Portfolio
PIMCO VIT Real Return Portfolio*
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio*
Templeton Global Bond VIP Fund*
*	These Investment Options are closed as discussed in Appendix M.

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The maximum allowed Contract Value allocation for Investment Option Groups A, B and X is as follows. The minimum required Contract Value for Investment Option Group Y appears in Table 3 on the next page.
TABLE 2: Maximum Contract Value Allowed in Groups A and B/X
Number of Rider Years* to the Initial Target Value Date	CV = 94%+ of TV	CV = 88% to < 94% of TV	CV = 82% to < 88% of TV	CV = 76% to < 82% of TV	CV = 70% to < 76% of TV	CV = 64% to < 70% of TV	CV = 58% to < 64% of TV	CV = 52% to < 58% of TV	CV = 46% to < 52% of TV	CV = 40% to < 46% of TV	CV = 34% to < 40% of TV	CV = 28% to < 34% of TV	CV = 22% to < 28% of TV	CV = 16% to < 22% of TV	CV = 10% to < 16% of TV	CV = 4% to < 10% of TV	CV < 4% of TV
28+	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%
27	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%
26	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%
25	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%
24	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%
23	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%
22	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%
21	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%
20	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%
19	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%
18	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%
17	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%
16	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%
15	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%
14	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%
13	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%
12	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%
11	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%
10	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%
9	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%
8	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%
7	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
6	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
5	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
4	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
3	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
2	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
1	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
Initial Target Value Date and beyond	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
*	We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are seven rider years and four months away from your initial Target Value Date, in this table you are eight rider years from the initial Target Value Date.
The maximum Contract Value allocation for Investment Option Group A and the minimum required Contract Value allocation for Investment Option Group Y depends on the maximum allowed allocation for Groups A, B and X as follows.

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TABLE 3: Maximum Contract Value Allowed in Group A and

Minimum Contract Value Required in Group Y

When the maximum % of Contract Value allowed in the combined Groups A, B and X is…	then the maximum % of Contract Value allowed in Group A is…	and the minimum % of Contract Value required in Group Y is…
95%	30%	5%
90%	30%	10%
85%	25%	15%
80%	25%	20%
75%	20%	25%
70%	20%	30%
65%	15%	35%
60%	15%	40%
55%	10%	45%
50%	10%	50%
45%	5%	55%
40%	5%	60%
35%	5%	65%
You can only make Investment Option transfers if they comply with these restrictions. Transfers do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value each quarter. To change this quarterly rebalancing, you must change your future allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.
We automatically rebalance your Contract Value quarterly until this benefit ends. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. This rebalancing applies to your selected Investment Options in Groups A, B, X and Y. If you are participating in the DCA program, quarterly rebalancing transfers do not apply to the Contract Value you apply to the AZL Money Market Fund under that program.
If your future allocation instructions allocate 5% or less to the Investment Options in Group A; and 35% or less to the Investment Options in the combined Groups A, B and X; we rebalance according to your future allocation instructions. Otherwise, we determine your Investment Option allocations at the end of the last Business Day before each Quarterly Anniversary as follows. First, we establish the maximum allowed allocation for each Investment Option group. Then, we compute the required allocations for each Investment Option group, which are your future allocation instructions adjusted downward to match the new maximum allowable group allocation if necessary. Lastly, we rebalance your Contract Value according to the new required allocation for each Investment Option.
Determining the Maximum Allowed and Minimum Required Group Allocation
Combined Groups A, B and X. The new maximum allowed allocation for Groups A, B, and X on each Quarterly Anniversary is the lesser of the maximum allowed allocation from the prior Quarterly Anniversary, or as set out in Table 2 (which appears earlier in this appendix).
Groups A and Y. We then use Table 3 and the new maximum allowed allocation for Groups A, B and X to determine the new maximum allowed allocation for Group A and minimum required allocation for Group Y.
Combined Groups B and X. The new maximum allowed allocation for Groups B and X is the new maximum allowed allocation for Groups A, B and X, less the new required allocation for Group A, computed as described next in this appendix.
Determining the Required Group Allocation
On the rider effective date, we require your future Purchase Payment allocation instructions to comply with maximum allowed and minimum required group allocations set out in Tables 2 and 3. On each subsequent Quarterly Anniversary, we determine the new required group allocations as follows.
1.	Your current future allocation instructions comply with the new maximum allowed and new minimum required group allocations. No change to your future allocation instructions.

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2.	Your current future allocation instructions for Group A comply with the new maximum allowed allocation, but your current future allocation instructions for combined Groups B and X Investment Options are greater than the new maximum allowed allocation. No change to your Group A future allocation instructions, but we decrease the required allocation for Groups B and X to equal the new maximum allowed allocation. We then take the excess from Groups B and X (your future allocation instructions for Group B and X minus the new maximum allowed allocation) and apply it to Group Y.
3.	Your current future allocation instructions for Group A are greater than the new maximum allowed allocation. We decrease the required allocation for Group A to equal the new maximum allowed allocation. We then take the excess from Group A (your future allocation instructions for Group A minus the new maximum allowed allocation) and reallocate it as follows.
a)	If your future allocation instructions for combined Groups B and X are less than the new maximum allowed allocation for these groups, the new required allocation is equal to your future allocation instructions for Groups B and X, plus the excess from Group A, subject to the new maximum allowed allocation for the combined Groups B and X. We then apply any remaining excess allocation from Group A to Group Y.
b)	If your future allocation instructions for combined Groups B and X are greater than or equal to the new maximum allowed allocation for these groups, then we decrease the new required allocation for Groups B and X to equal the new maximum allowed allocation. We then take any excess allocation from Groups B and X (your future allocation instructions for Group B and X minus the new maximum allowable allocation), plus any excess allocation from Group A, and apply it all to Group Y.
The new required allocation for Group Y is equal to 100% minus the new required allocation for Group A, and minus the new required allocation for combined Groups B and X. We then rebalance the Contract Value in your selected Investment Options according to the required allocations for each Investment Option, as discussed next.
Determining the Required Allocation for Each Investment Option
We rebalance your Investment Options’ Contract Value on each Quarterly Anniversary using the formula: a x (b / c)
where:
a	=	The new required group allocation for the current Quarterly Anniversary.
b	=	The required allocation for each Investment Option at the end of the prior Business Day.
c	=	The required group allocation at the end of the prior Business Day.
We round your required allocation to the nearest whole percentage. The current required Investment Option allocations then become your future Purchase Payment allocation instructions. These allocation instructions remain in place until the earlier of the next Quarterly Anniversary, or the Business Day we process any new future Purchase Payment allocation instructions.

• For Bonus Option Contracts, we rebalance the Bonus Value using the same percentages we use to rebalance your Contract Value.
• In any twelve-month period, we cannot reduce the maximum allowed Contract Value allocation in Group A by more than 10%, and in combined Groups A, B and X by more than 15%.
• Unless the maximum allowed allocation for combined Groups A, B, and X changes, the maximum allowed allocation for Group A and the minimum required allocation for Group Y do not change.
• We may move all of your Contract Value out of one or more of your selected Investment Options. However, we send you a transaction confirmation each time we move Contract Value between Investment Options.
• Unless you reset the initial Target Value Date, the maximum allowed in Group A, and in combined Groups A, B and X never increases.
• If you allocate less than the maximum allowed to combined Groups A, B and X, you may be subject to fewer Investment Option reallocations.
When a Target Date Benefit Ends
Your Target Date Benefit ends upon the earliest of the following.
•	The Business Day we process your request to remove your benefit from your Contract (the rider termination date).

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•	The date of death of any Owner (or Annuitant, if the Contract is owned by a non-individual), unless the surviving spouse elects to continue the Contract. However, if an Owner (or Annuitant, if the Contract is owned by a non-individual) dies and the surviving spouse elects to receive payout of the death benefit, then your Target Date Benefit ends as of the end of the Business Day during which we receive in Good Order at the Service Center, both due proof of death and an election of the death benefit payment option.
•	The Business Day before the Income Date that you take a Full Annuitization.
•	The Business Day we process your request for a full withdrawal.
•	When the Contract ends.

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Appendix F – Previous Versions of the Quarterly Value Death Benefit
These are the only differences between the original Quarterly Value Death Benefit, the second Quarterly Value Death Benefit, and the Quarterly Value Death Benefit discussed in section 11.b (which was available on Version B Contracts issued from April 30, 2012 through April 26, 2013):
Original Quarterly Value Death Benefit	Second Quarterly Value Death Benefit
• Available on Version A Contracts issued from May 1, 2007 through April 30, 2010.	• Available on Version A Contracts issued from May 2, 2010 through April 29, 2011, and on Version B Contracts issued from May 2, 2011 through April 27, 2012.
• Did not require an Additional Required Benefit.	• Did require an Additional Required Benefit.
• If you remove the Additional Required Benefit you can continue to receive annual lock ins, and we continue to assess the additional 0.30% M&E charge for the Quarterly Value Death Benefit after the Additional Required Benefit’s rider termination date.
For both the original Quarterly Value Death Benefit, and second Quarterly Value Death Benefit, the end date occurs on the earliest of:
•	the older Owner’s 91st birthday (or the Annuitant’s 91st birthday if the Owner is a non-individual); or
•	the end of the Business Day during which we first receive in Good Order at our Service Center the death benefit payment option and due proof of death.

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Appendix G – Short Withdrawal Charge Option
The Short Withdrawal Charge Option was available on Version A Contracts issued from May 1, 2007 through April 29, 2011, and on Version B Contracts issued from May 2, 2011 through July 23, 2012.
The Short Withdrawal Charge Option shortens the Base Contract’s withdrawal charge period from seven to four years. You cannot remove the Short Withdrawal Charge Option from your Contract and the benefit ends when the Accumulation Phase ends. The Short Withdrawal Charge Option carries an additional M&E charge of 0.25% during the Accumulation Phase assessed against the Investment Options’ net asset value.
The withdrawal charge as a percentage of each Purchase Payment withdrawn is as follows.
Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount
Short Withdrawal Charge Option
0	8.5%
1	7.5%
2	5.5%
3	3%
4 years or more	0%

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Appendix H – No Withdrawal Charge Option
The No Withdrawal Charge Option was available on Version A Contracts issued from March 17, 2008 through March 31, 2009, and then again from July 22, 2009 through April 29, 2011. The No Withdrawal Charge Option was also available on Version B Contracts issued from May 2, 2011 through July 23, 2012.
The No Withdrawal Charge Option eliminates the Base Contract’s withdrawal charge. You cannot remove the No Withdrawal Charge Option from your Contract and the benefit ends when the Accumulation Phase ends. The No Withdrawal Charge Option carries an additional M&E charge of 0.35% during the Accumulation Phase assessed against the Investment Options’ net asset value.
• The No Withdrawal Charge Option originally required selection of an Additional Required Benefit. Effective October 17, 2016, this requirement no longer applies and you can either retain or remove the previously selected Additional Required Benefit from your Contract. The Additional Required Benefit provides either guaranteed lifetime income or an accumulation guarantee for an additional charge and restricts Investment Option selection. Removing an Additional Required Benefit will reduce your overall expenses and give you access to more Investment Options which may help increase your investment returns, but you will be giving up the benefit’s guaranteed lifetime income or accumulation features. Removing an Additional Required Benefit is an irrevocable decision. Please consult with a Financial Professional before deciding to remove an Additional Required Benefit from your Contract.

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Appendix I – Income Focus
Income Focus (05.12) was available from April 30, 2012 through July 20, 2012 on Version B Contracts. Income Focus (07.12) was available from July 23, 2012 through April 24, 2015 on Version B Contracts. Income Focus has a rider charge that we deduct from your Contract Value (and Bonus Value, if applicable) during the Accumulation Phase while your benefit is in effect and your Contract Value is positive. The rider charge is an annualized rate that is calculated and accrued on a daily basis as a percentage of the Total Income Value. For information on how we calculate and deduct the rider charge, and when we deduct the final rider charge, see section 7, Expenses – Rider Charge.
	Rider Charge (as a percentage of the Total Income Value)
	Maximum	Minimum	Current
Income Focus(1) (05.12) and (07.12)
Single Income Focus Payments	2.75%	0.50%	1.30%
Joint Income Focus Payments	2.95%	0.50%	1.30%
(1)	If you select the Charge Lock Option rider, the rider charge for Income Focus is fixed at the rate in effect on the Charge Lock Date. You will continue to pay the rider charge after the Charge Lock Date as long as Income Focus is in effect and your Contract Value is positive.
We reserve the right to increase or decrease the rider charge on each Quarterly Anniversary, subject to the maximum and minimum. However, in any twelve-month period we cannot increase or decrease the rider charge more than 0.50%. If we increase your rider charge, we notify you in writing at least 30 days in advance to allow you the option of accepting the charge increase, or removing your benefit before the charge increases. Alternatively, you can instead reject this charge increase and all future rider charge changes by selecting the Charge Lock Option rider. The Charge Lock Option rider allows you to keep your benefit at the current rider charge, but with reduced guaranteed values and payments, and no opportunity for future payment increases or future rider charge decreases. For information on how we deduct the rider charge from your Contract, please see section 7, Expenses – Rider Charge.
We designed Income Focus Payments to last for the lifetime of the Covered Person(s). If you do not begin Income Focus Payments before all Covered Persons die or are removed from the Contract, Income Focus ends and you will not receive any payments. In the case of non-spouse Joint Owners, if a Joint Owner dies before payments begin, this benefit ends and payments are not available to you even if the Covered Person is still alive. Income Focus Payments are available once the younger Covered Person reaches age 60 and before the older Covered Person reaches age 91. You choose your payment frequency and amount subject to an annual maximum. Once established, the annual maximum Income Focus Payment can increase, but it cannot decrease unless you take an Excess Withdrawal.
Removing Income Focus
You can remove Income Focus from your Contract while the Contract Value is positive by completing the appropriate form. We remove this benefit from your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Quarterly Anniversary.
If we increase this benefit’s rider charge and you want to remove this benefit before the increase, we must receive this form within 30 days of the date of our letter notifying you of the rider charge increase. If we receive your form after this period, we increase your rider charge and ask you to resubmit the form for the next Quarterly Anniversary.
If you are removing this benefit for any other reason, your request is in Good Order if we receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary.
You must transfer your Contract Value out of Income Focus’ Investment Options and remove these Investment Options from your future Purchase Payment allocation instructions for your removal request to be in Good Order.
On the rider termination date Income Focus Payments (if applicable) stop, we deduct the final rider charge, and the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.

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Income Focus Payment Overview
Your annual maximum Income Focus Payment is equal to the sum of all Income Values multiplied by their associated Income Value Percentages. Each Income Value is equal to one or more of your Purchase Payments received in a Rider Year, adjusted for any partial withdrawals as discussed under “Income Values.” Each Income Value has an associated Income Value Percentage. Each Income Value Percentage is initially based on the Covered Person’s age at the time you selected Income Focus as set out in the following tables.
Income Focus (07.12) Initial Income Value Percentage Table
Age of the Covered Person on the Rider Effective Date for single Income Focus Payments	Initial Income Value Percentage	Age of the younger Covered Person on the Rider Effective Date for joint Income Focus Payments	Initial Income Value Percentage
45 – 64	3.25%	45 – 64	2.75%
65 – 79	3.75%	65 – 79	3.25%
80+	4.75%	80+	4.25%

Income Focus (05.12) Initial Income Value Percentage Table
Age of the Covered Person on the Rider Effective Date for single Income Focus Payments	Initial Income Value Percentage	Age of the younger Covered Person on the Rider Effective Date for joint Income Focus Payments	Initial Income Value Percentage
45 – 64	3.75%	45 – 64	3.25%
65 – 79	4.25%	65 – 79	3.75%
80+	5.25%	80+	4.75%
Income Value Percentages can increase by 1% annually based on positive Contract Value performance from one Rider Anniversary or Benefit Anniversary to the next (determined after the deduction of all Contract fees and expenses) as discussed under “Income Value Percentages and Performance Increases.” A Benefit Anniversary is a twelve-month anniversary of the Benefit Date that Income Focus Payments begin. You can receive the 1% Performance Increases both before and after you begin receiving Income Focus Payments. Before payments begin, the first Income Value is eligible for a Performance Increase on the first Rider Anniversary and any subsequent Income Values are eligible for Performance Increases on the second Rider Anniversary after they are established.
The annual maximum Income Focus Payment is the amount you are entitled to receive each year, but you can choose to take an actual payment that is less than your annual maximum Income Focus Payment. If you take less than 100% of your annual maximum Income Focus Payment in a Benefit Year, you are not eligible to receive a Performance Increase in the next Benefit Year. For more information, see “Income Value Percentages and Performance Increases.”
Example
Assume you purchased a Contract with Income Focus at age 60 with a $100,000 initial Purchase Payment, and you are the sole Covered Person. Your first Income Value is this initial Purchase Payment and its associated Income Value Percentage based on the table is 3.75%. At this time your annual maximum Income Focus Payment would be $3,750 (3.75% x $100,000).
On the first Rider Anniversary (which is also the first Contract Anniversary) if your Contract Value after deduction of all fees and expenses is greater than your initial Purchase Payment, we apply a 1% Performance Increase to your first Income Value Percentage, so it is now 4.75%. At this time your annual maximum Income Focus Payment would be $4,750 (4.75% x $100,000).
If you make a series of additional Purchase Payments in the second Rider Year totaling $5,000, we establish a second Income Value equal to these payments, and a second Income Value Percentage which is initially equal to 3.75%. This second Income Value is not eligible for a Performance Increase until the third Rider Anniversary. At this time your annual maximum Income Focus Payment would be $4,937.50 [(4.75% x $100,000) + (3.75% x $5,000)].
Total Income Value
The Total Income Value determines your rider charge and is equal to the sum of all Income Values.

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Income Values
Income Values help determine both your rider charge and your annual maximum Income Focus Payment. The greater the total Income Values, the greater the annual maximum Income Focus Payment.
For each period, we establish a new Income Value on the Business Day we first receive a Purchase Payment. We establish Income Values during the first Rider Year as follows.
•	If the Rider Effective Date is the Issue Date, the first Income Value is equal to all Purchase Payments received before the first Quarterly Anniversary. If you make any additional Purchase Payments on or after the first Quarterly Anniversary and before the first Rider Anniversary we add them together and establish a new Income Value.
•	If the Rider Effective Date occurs after the Issue Date, the first Income Value is initially equal to the Contract Value at the end of the prior Business Day. If you make any additional Purchase Payments during the first Rider Year we add them together and establish a new Income Value.
If you make additional Purchase Payments in subsequent Rider Years, we establish a new Income Value each Rider Year. We establish each Income Value on the Business Day we receive the first Purchase Payment in a Rider Year; we add any additional Purchase Payments we receive during the same Rider Year to the existing Income Value.
Each Business Day before the Benefit Date, if you take a withdrawal, we reduce each Income Value by the percentage of Contract Value withdrawn. Each Business Day on or after the Benefit Date, if you take an Excess Withdrawal we reduce each Income Value by the percentage of Contract Value withdrawn. Withdrawals include  Partial Annuitizations and any withdrawal charges, but do not include Income Focus Payments or amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
• For Contracts with the Bonus Option bonus amounts are not included in the parts of Income Values or Total Income Value based on Purchase Payments and unvested bonus amounts are not included in the parts of these values based on Contract Value.
Income Value Percentages and Performance Increases
Income Value Percentages help determine your annual maximum Income Focus Payment. The higher the Income Value Percentage, the greater the annual maximum Income Focus Payment.
Each Income Value has an associated Income Value Percentage. We determine your initial Income Value Percentage for each Income Value by using the Initial Income Value Percentage Table as discussed in “Income Focus Payment Overview.”
On each Rider Anniversary before the Benefit Date, and on each Benefit Anniversary after the Benefit Date if you took the entire annual maximum Income Focus Payment during the prior year, you receive a Performance Increase of 1% to each Income Value Percentage associated with an eligible Income Value if the Contract Value (or Bonus Value, if applicable) increases as discussed next in this section. Before the Benefit Date, each Income Value is eligible for a Performance Increase on the second Rider Anniversary that occurs after we establish it. On the first Rider Anniversary, only the first Income Value is eligible for a Performance Increase. Performance Increases are not available once the older Covered Person reaches age 91.
Performance Increases On or Before the Benefit Date
On each Rider Anniversary you receive a 1% Performance Increase if your Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) is greater than your Contract Value at the end of the last Business Day before the prior Rider Anniversary (or Rider Effective Date if this is the first Rider Anniversary). Before we make this comparison, if we received any Purchase Payments during the last Rider Year we subtract these payments from the Contract Value we determined at the end of the prior Business Day.
However, if you selected Income Focus at issue and this is the first Rider Anniversary, you receive a Performance Increase if your Contract Value at the end of the prior Business Day less any Purchase Payments received on or after the first Quarterly Anniversary is greater than the total Purchase Payments received before the first Quarterly Anniversary.

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Performance Increases After the Benefit Date
On each Benefit Anniversary you receive a 1% Performance Increase if your Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) is greater than your Contract Value at the end of the last Business Day before the prior Benefit Anniversary (or Benefit Date if this is the first Benefit Anniversary).

• Performance Increases are not available once the older Covered Person reaches age 91.
• After the Benefit Date Performance Increases are only available while your Contract Value is positive and if you took your annual maximum Income Focus Payment during the last Benefit Year.
• If we increased the Contract Value to equal the death benefit due to a spousal continuation of the Contract during the last Rider Year or Benefit Year, we also subtract the amount of this increase from the Contract Value on the next Rider Anniversary or Benefit Anniversary when determining Performance Increases.
• For Contracts with the Bonus Option, we include any unvested Bonus amounts when determining Performance Increases. So when we compute a Performance Increase, each Purchase Payment includes its associated bonus and we use Bonus Values instead of Contract Values.
Requesting Income Focus Payments
You request Income Focus Payments by completing a payment election form. Income Focus Payments begin on the Benefit Date, which must be either the 1st or 15th of a calendar month. Your Benefit Date is the next available date that occurs at least 15 calendar days after we receive your request in Good Order at our Service Center. At least one Covered Person must be alive on the Benefit Date in order for Income Focus Payments to begin. You cannot submit this form until the younger Covered Person reaches age 60, or once the older Covered Person reaches age 91.
We will begin making payments to you automatically without your request if your Contract Value reduces to zero for any reason other than a withdrawal or annuitization while this benefit is in effect and before the Benefit Date. In this instance we calculate your annual maximum Income Focus Payment and begin making annual payments to you on the next available Benefit Date.
If the Benefit Date has not occurred six months before the older Covered Person reaches age 91, we send you written notice that the benefit is about to end. If the benefit ends before Income Focus Payments begin, you will have paid for the benefit without receiving any of its advantages. In addition, before Income Focus Payments begin you are paying for a benefit that you are not currently using.
Once Income Focus Payments begin:
•	You cannot take new Partial Annuitizations.
•	You cannot make additional Purchase Payments, therefore the Traditional Death Benefit Value (if applicable) no longer increases.
•	Any active automatic investment plan and/or systematic withdrawal program ends.
•	The free withdrawal privilege is not available.
•	You can only remove Income Focus while the Contract Value is positive. If you remove this benefit, the restrictions listed above do not apply on or after the rider termination date.
•	You can only change the Owner if you selected joint Income Focus Payments and:
–	an Owner dies and the spouse continues the Contract, or
–	you remove a joint Covered Person who is also a Joint Owner from the Contract. In this case, the remaining Covered Person must become the new sole Owner.
•	The rider charge continues until the benefit ends, or the Business Day the Contract Value reduces to zero.
•	If you have the Quarterly Value Death Benefit, its additional M&E charge continues as indicated in section 7, Expenses – Mortality and Expense Risk (M&E) Charge.
•	If you take a Full Annuitization, Income Focus Payments stop and Income Focus ends.
•	The Contract Value continues to fluctuate as a result of Investment Option performance. It decreases on a dollar for dollar basis with each Income Focus Payment, Excess Withdrawal, and any Contract charges we deduct.

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•	Income Focus Payments do not reduce your Income Values, but Excess Withdrawals reduce the annual maximum Income Focus Payment and each Income Value by the percentage of Contract Value withdrawn (including any withdrawal charge). If you take an Excess Withdrawal of your total Contract Value, Income Focus Payments stop and Income Focus ends.
•	Each Income Focus Payment and any Excess Withdrawal reduces the Traditional Death Benefit Value (or the Quarterly Anniversary Value under the Quarterly Value Death Benefit, if applicable) by the percentage of Contract Value withdrawn (including any withdrawal charge).
•	Any part of your annual maximum Income Focus Payment that you do not withdraw in a given Benefit Year remains in your Contract for the remainder of that year, but is not added to the annual maximum payment available next year.
•	You may receive a Performance Increase to Income Value Percentages on every Benefit Anniversary before the older Covered Person reaches age 91. Performance Increases increase your annual maximum Income Focus Payment.
Calculating Your Income Focus Payments
The annual maximum Income Focus Payment is the amount you are entitled to receive each Benefit Year. On the Benefit Date and each subsequent Benefit Anniversary, your annual maximum Income Focus Payment is equal to the sum of all Income Values multiplied by their associated Income Value Percentages. On the Benefit Date, if your initial annual maximum Income Focus Payment is less than $100, the benefit ends and you will have paid for the benefit without receiving any of its advantages. For example, assuming a single Income Value and an Income Value Percentage of 6.25%, if you take withdrawals that reduce the Income Value to less than $1,600, this would result in an initial Income Focus Payment of less than $100.
You can receive Income Focus Payments monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make the payment on the next Business Day.
You can change your payment frequency once each Benefit Year while your Contract Value is positive. You must provide notice of any requested payment frequency change to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change. We do not accept payment frequency changes that would cause us to make payments of $0.01 to $99.99.
The annual maximum Income Focus Payment is the amount you are entitled to, but you can choose to take less. The annual actual Income Focus Payment is the total amount you choose to receive each year. Any part of your annual maximum payment that you do not withdraw in a given Benefit Year is not added to the annual maximum payment available next year. Each Income Focus Payment you receive is equal to the annual actual Income Focus Payment divided by the number of payments you chose to receive during the Benefit Year. Each actual Income Focus Payment must either be zero, or $100 or more. For example, you cannot request an annual payment of $50.
If you would like to take less than the maximum available payment, you can change your payment amount once each Benefit Year while your Contract Value is positive by providing notice to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change.
Once Income Focus Payments have begun, if your Contract Value reduces to zero for any reason other than an Excess Withdrawal or annuitization, you will continue to receive your maximum Income Focus Payment at the previous selected payment frequency until the earlier of the death of the Owner or last surviving Covered Person.
We deduct each Income Focus Payment, Excess Withdrawal, and any additional payment resulting from a required minimum distribution, proportionately from the Investment Options. We continue to rebalance the Contract Value quarterly among the Investment Options according to your future Purchase Payment allocation instructions while this benefit is in effect. You can also continue to make transfers between the Investment Options while your benefit is in effect, subject to the restrictions set out in section 5, Investment Options – Transfers Between Investment Options, and the “Investment Option Allocation and Transfer Restrictions” discussion later in this section.

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Excess Withdrawals
Your annual maximum Income Focus Payment only decreases if you take an Excess Withdrawal. An Excess Withdrawal is a withdrawal you take while you are receiving Income Focus Payments, that when added to any other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your current annual maximum payment. If your actual Income Focus Payment is less than your annual maximum payment, you can withdraw the difference and we consider that withdrawal to be an additional actual Income Focus Payment, and not an Excess Withdrawal. Excess Withdrawals include any applicable withdrawal charge, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
For example, assume your annual maximum Income Focus Payment is $2,000 and you take an annual actual Income Focus Payment of $1,000. Within a Benefit Year, you can take an additional withdrawal of up to $1,000 and we consider that to be an additional actual Income Focus Payment. If you withdraw $1,200, we consider the first $1,000 to be an additional actual Income Focus Payment and the next $200 to be an Excess Withdrawal.
Any partial Excess Withdrawal must comply with the restrictions in section 8, Access to Your Money and the following provisions. If your Contract Value is less than $2,000, you can only withdraw the total remaining Contract Value (less any rider charge). Also, if at the end of the Business Day that we process your Excess Withdrawal your Contract Value is less than $2,000, you must withdraw the total remaining Contract Value (less any rider charge). If you take an Excess Withdrawal of the total remaining Contract Value your entire Contract ends.
Excess Withdrawals reduce each Income Value on the Business Day we process the withdrawal, but they do not reduce your annual maximum Income Focus Payment until the next Benefit Anniversary after the withdrawal. If partial Excess Withdrawals reduce your annual maximum Income Focus Payment to less than $100, we send you the total remaining Contract Value (less any rider charge) and your Contract ends.
• For Qualified Contracts, if we calculate a required minimum distribution (RMD) based on this Contract, after making all Income Focus Payments for the calendar year, we determine whether this calendar year’s total RMD has been satisfied by these payments and any Excess Withdrawals. If the RMD amount for this Contract has not been satisfied, we send you this remaining amount as one RMD payment by the end of the calendar year. We consider this payment to be a withdrawal, but it is not an Excess Withdrawal and it is not subject to a withdrawal charge.
• For required annuitization, if on the Income Date you are receiving Income Focus Payments, we guarantee to pay you the greater of your maximum Income Focus Payment or fixed Annuity Payments based on the Contract Value under Annuity Option 1 or Annuity Option 3. If you select any other Annuity Option, or if you choose to take variable Annuity Payments, this guarantee does not apply. For more information, see section 9, The Annuity Phase.
Taxation of Income Focus Payments
We treat Income Focus Payments as withdrawals for tax purposes as discussed in section 12, Taxes – Taxation of Lifetime Payments.
Charge Lock Option
If we increase Income Focus’ rider charge, you can reject this charge increase and all future rider charge changes by selecting the Charge Lock Option rider. You keep Income Focus at the current rider charge, but we subtract 1% from all your Income Value Percentages, and you have no opportunity for future Performance Increases or future rider charge decreases.
We notify you in writing at least 30 days in advance of any increase to your rider charge. The notice will include information on the amount of increase to your rider charge, and the options available to you (accept the rider charge increase, remove Income Focus from your contract, or select the Charge Lock Option rider). If you are interested in the Charge Lock Option rider we ask you to either contact your Financial Professional or call us and we will send you the Charge Lock Option selection form and a copy of this prospectus.
After we receive your selection form in Good Order at our Service Center, the Charge Lock Option becomes effective on the Quarterly Anniversary that we are scheduled to increase the rider charge (or on the next Business Day if the Quarterly Anniversary is not a Business Day). To be in Good Order, we must receive your selection form no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary that we are to increase the rider charge. If we receive your selection form after this date and time we do not add the Charge Lock Option rider to your Contract and we

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increase your rider charge, but we make no other changes to your Contract. If we do not receive your selection form in time, you can either keep Income Focus at the increased rider charge, or you can make a separate request to remove it on the next Quarterly Anniversary and you will be subject to the increased rider charge until you remove Income Focus from your Contract. If you choose to keep Income Focus and we increase your rider charge in the future, the Charge Lock Option rider will again be available to you at that time, and will be based upon your then-current rider charges.
If you select the Charge Lock Option rider, Income Focus’s rider charge does not change on or after the Charge Lock Date, the Quarterly Anniversary or the next Business Day if that day is not a Business Day, that we would have otherwise increased your rider charge.
If you select the Charge Lock Option rider, you do not receive any Performance Increases after the Last Performance Increase Date. We determine the Last Performance Increase Date as follows.
If the Charge Lock Date is… before the Benefit Date the Benefit Date after the Benefit Date	the Last Performance Increase Date is…
the earlier of the Benefit Date, or the Rider Anniversary on or immediately after the Charge Lock Date the Benefit Date
the Benefit Anniversary that occurs on or immediately after the Charge Lock Date
If your Contract Value is zero on the Last Performance Increase Date, the Charge Lock Option rider ends and we make no change to Income Focus or your Income Focus Payments. If your Contract Value is positive on the Last Performance Increase Date, we reduce your benefits as follows.
If the Last Performance Increase Date is on or before the Benefit Date
•	If the Last Performance Increase Date is a Rider Anniversary before the Benefit Date, we first apply a Performance Increase to each eligible Income Value Percentage if your Contract Value (or Bonus Value, if applicable) has increased.
•	Next we subtract 1% from each Income Value Percentage, including the initial Income Value Percentage for any new Income Values you establish in the future. After this date your Income Value Percentages will not increase.
•	Then on the Benefit Date we calculate your annual maximum Income Focus Payment using these reduced Income Value Percentages. Your annual maximum Income Focus Payments will not increase after this date.
If the Last Performance Increase Date is a Benefit Anniversary
•	We first apply Performance Increases to each Income Value Percentage if your Contract Value (or Bonus Value, if applicable) has increased, and then we subtract 1% from each Income Value Percentage.
•	Next we calculate your annual maximum Income Focus Payment using these reduced Income Value Percentages. Your annual maximum Income Focus Payments will not increase after this date.
•	If your reduced annual maximum Income Focus Payment is $100 or more, we verify that your annual actual Income Focus Payment meets our minimum requirements (it must be either zero, or $100 or more – you cannot request an actual payment of $50). If it is not, we ask you to change either the payment amount, or the frequency.
A hypothetical example showing how Income Focus may be affected if you select the Charge Lock Option rider is provided in Appendix K.
The Charge Lock Option rider ends on the earlier of the Business Day Income Focus ends, or the Last Performance Increase Date if you Contract Value equals zero.

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• Your Contract Value will continue to fluctuate with Investment Option performance after the Charge Lock Date.
• The Charge Lock Option rider may not be available through all broker dealers. For more information, please contact us or your Financial Professional.
• If you select the Charge Lock Option rider, the reduction to Income Focus’ benefits may be significant, and you may be better off either accepting the rider charge increase, or removing Income Focus from your Contract. You should consult with your Financial Professional before selecting the Charge Lock Option rider.
• Once you select the Charge Lock Option rider, you cannot later remove it from your Contract.
• If you select the Charge Lock Option rider before Income Focus Payments begin, then request to begin payments before the Last Performance Increase Date, you give up the opportunity to receive one last Performance Increase, which may further reduce your Income Focus Payments.
• If you select the Charge Lock Option rider and the reduction to your Income Value Percentages causes your annual maximum Income Focus Payment to be less than $100, Income Focus ends. If this occurs on the Benefit Date, you will have paid for Income Focus without receiving any of its advantages.

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Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing
Under Income Focus, we restrict your Investment Option selection and require you to allocate your Contract Value to the Investment Options listed below. By selecting this benefit, you agreed to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support Income Focus’s guarantees. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Performance Increases.
Income Focus (05.12) and (07.12) available Investment Options
AZL MVP Balanced Index Strategy Fund
AZL MVP Global Balanced Index Strategy Fund
AZL MVP Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL MVP Fusion Dynamic Balanced Fund
AZL MVP Fusion Dynamic Conservative Fund	AZL MVP Fusion Dynamic Moderate Fund
AZL MVP Growth Index Strategy Fund
AZL MVP Moderate Index Strategy Fund
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
PIMCO VIT Balanced Allocation Portfolio
We may add, remove or substitute Investment Options from this list. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We send you written notice regarding additions, removals or substitutions. When an Investment Option within this list is removed or substituted, we send you written notice 30 days before the removal or substitution date.
While your benefit is in effect and your Contract Value is positive, we rebalance your Contract Value quarterly according to your future Purchase Payment allocation instructions if they comply with the restrictions stated here. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. Your Investment Options’ performance may cause your chosen allocations to shift. Quarterly rebalancing helps you maintain your selected allocation mix. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. To change this quarterly rebalancing, you must change your future Purchase Payment allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.
When Income Focus Ends
Income Focus ends on the earliest of the following.
•	The Business Day we process your request to remove this benefit from your Contract (the rider termination date).
•	The Business Day all original Covered Persons no longer have the required relationship (Owner, Annuitant or sole Beneficiary) as stated under “Covered Persons” in section 2.
•	The older Covered Person’s 91st birthday if it occurs before the Benefit Date.
•	The Business Day before the Income Date if you take a Full Annuitization.
•	The Business Day we process your request for a full withdrawal, other than a full withdrawal caused by an Income Focus Payment.
•	The Benefit Date or a Benefit Anniversary if the annual maximum Income Focus Payment is less than $100. However, this does not apply if you have the Charge Lock Option rider, your Last Performance Increase Date is the Benefit Date or a Benefit Anniversary, and on the Last Performance Increase Date your annual maximum Income Focus Payment becomes less than $100.
•	Upon the death of an Owner (or Annuitant if the Owner is a non-individual), the end of the Business Day we first receive a Valid Claim from any one Beneficiary. However, if a federally recognized spouse is a Covered Person and continues this Contract, Income Focus also continues.
•	The date of death of the last surviving Covered Person.
•	The Business Day the Contract ends.

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Appendix J – Investment Protector
Investment Protector was available from July 22, 2009 through October 16, 2016. Investment Protector has a rider charge that we deduct from your Contract Value (and Bonus Value, if applicable) during the Accumulation Phase while your benefit is in effect and your Contract Value is positive. The rider charge is an annualized rate that is calculated and accrued on a daily basis as a percentage of the Target Value. For information on how we calculate and deduct the rider charge, and when we deduct the final rider charge, see section 7, Expenses – Rider Charge.
Investment Protector (Version Identifier)	Contract Version	Available Dates	Rider Charge (as a percentage of the Target Value)
			Maximum	Minimum	Current
(07.13 through 10.16)	A(1) and B	7/22/2013 – 10/16/2016	2.50%	0.35%	1.30%
(01.12, 07.12)	A(1) and B	4/30/2012 - 7/9/2013	2.50%	0.35%	1.20%
(01.12)	A and B	1/23/2012 – 4/27/2012	2.50%	0.35%	1.20%
(05.10)	A and B	5/3/2010 – 1/20/2012	2.50%	0.35%	1.15%
(08.09)	A	7/22/2009 – 4/30/2010	2.50%	0.35%	1.05%
(1)	Available on Version A Contracts issued on or after April 1, 2009.
We reserve the right to increase or decrease the rider charge on each Quarterly Anniversary, subject to the maximum and minimum. However, in any twelve-month period we cannot increase or decrease the rider charge more than 0.35%. If we increase your rider charge, we notify you in writing at least 30 days in advance to allow you the option of accepting the charge increase, or removing your benefit before the charge increases. For information on how we deduct the rider charge from your Contract, please see section 7, Expenses – Rider Charge.
• If Investment Protector ends due to the death of an Owner (or Annuitant if the Owner is a non individual) and we deduct rider charges after the date of death, the rider charges accrued and deducted after the date of death are refunded if a Target Value Date does not occur between the date of death and the date we receive the first Valid Claim. We do not refund rider charges if a Target Value Date occurs between the date of death and the date we receive the first Valid Claim.
Investment Protector provides, during the Accumulation Phase, a level of protection for your principal and a percentage (Guarantee Percentage) of any annual investment gains through the Target Value. The Target Value is a future guarantee to your Contract Value. The Target Value is first available on the initial Target Value Date which you select. The initial Target Value Date cannot occur before the Earliest Anniversary, and it must occur before age 91. Subsequent Target Value Dates will occur on every Future Anniversary. The Target Value is only guaranteed to be available to you on the last Business Day before each Target Value Date. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options’ performance, and this is the value available to you upon withdrawal.
We established your Contract’s Guarantee Percentage, Earliest Anniversary and Future Anniversary on the Rider Effective Date and we cannot change them. The Guarantee Percentage, Earliest Anniversary and Future Anniversary that are used to calculate your Target Value and determine your Target Value Dates are as follows.
Investment Protector (Version Identifier)	Available Dates	Earliest Anniversary used to determine the initial Target Value Date	Future Anniversary used to determine subsequent Target Value Dates	Guarantee Percentage used to calculate the Target Value
(07.13 through 10.16)	7/22/2013 – 10/16/2016	Tenth Rider Anniversary	Fifth Rider Anniversary	80%
(05.10 through 07.12)	5/3/2010 – 7/19/2013	Tenth Rider Anniversary	Fifth Rider Anniversary	100%
(08.09)	7/22/2009 – 4/30/2010	Tenth Rider Anniversary	Fifth Rider Anniversary	95%

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Removing Investment Protector
You can remove Investment Protector from your Contract while the Contract Value is positive by completing the appropriate form. We remove this benefit from your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Quarterly Anniversary.
If we increase this benefit’s rider charge and you want to remove this benefit before the increase, we must receive this form within 30 days of the date of our letter notifying you of the rider charge increase. If we receive your form after this period, we increase your rider charge and ask you to resubmit the form for the next Quarterly Anniversary.
If you are removing this benefit for any other reason, your request is in Good Order if we receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary.
On the rider termination date we deduct the final rider charge, and the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.
Target Value Dates
Investment Protector guarantees that on each Target Value Date until the benefit ends, your Contract Value cannot be less than the Target Value (described next in this section). You selected the initial Target Value Date when you selected this benefit. The earliest available initial Target Value Date is the Earliest Anniversary, and the latest date is the Rider Anniversary before the older Owner reaches age 91 (or the Annuitant reaches age 91 if the Owner is a non-individual). Subsequent Target Value Dates occur on every Future Anniversary after the initial Target Value Date while this benefit is in effect.
For example, assume you purchased a Contract as the sole Owner on September 1, 2009 and you were age 70. You selected Investment Protector on the first Quarterly Anniversary, December 1, 2009 when you were still age 70, the Earliest Anniversary is the tenth Rider Anniversary and the Future Anniversary is the fifth Rider Anniversary. The earliest available initial Target Value Date is December 1, 2019 and the latest date is December 1, 2029. If you selected the earliest available initial date (December 1, 2019), subsequent Target Value Dates would occur on December 1st in 2024, 2029, 2034, etc.
At the end of the last Business Day before each Target Value Date if your Contract Value is less than the Target Value, we increase your Contract Value to equal the Target Value and your Target Value becomes the Contract Value. The last Business Day before each Target Value Date are the only days that we guarantee your Contract Value equals or exceeds the Target Value. After the Target Value Date, the Contract Value will fluctuate until the next Target Value Date. We notify you in writing at least 30 days in advance of each Target Value Date outlining the options available to you. On the last Business Day before each Target Value Date you can continue your Contract or withdraw some or all of your Contract Value. You are not required to take a withdrawal at this time. Any withdrawal you do take is subject to any applicable withdrawal charge and additional federal tax.
We allocate any Contract Value increase to your selected Investment Options based on the percentage of Contract Value in each Investment Option after we do quarterly Contract Value rebalancing. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. For tax purposes, we treat any Contract Value increase as earnings under the Contract. However, if the Contract Value on the last Business Day before each Target Value Date is less than net Purchase Payments (total Purchase Payments less any payments withdrawn) then we treat some or all of the increase as a Purchase Payment when applying the withdrawal charge if you withdraw the total Contract Value.
Initial Target Value Date Resets
You can reset the initial Target Value Date before the older Owner reaches age 81 (or the Annuitant reaches age 81 if the Owner is a non-individual). Resets are only available if the Contract Value is at least equal to the Target Value using the values determined at the end of the last Business Day before the Rider Anniversary that we process your reset request. The earliest new initial Target Value Date is the Earliest Anniversary after we process your request, and the latest available date is the Rider Anniversary before the older Owner reaches age 91 (or the Annuitant reaches age 91 if the Owner is a non-individual). You request a reset by completing the appropriate form. We process your request as of the immediately preceding Rider Anniversary (or on the next Business Day if the Rider Anniversary is not a Business Day) once we receive

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your request in Good Order at our Service Center. For the request to be in Good Order, we must receive this form within 30 days after a Rider Anniversary. If we receive your request outside this time period, we reject your request. The reset date is the Rider Anniversary that we process your request.
Initial Target Value Date resets may change the maximum amount you can allocate to your selected Investment Options, but a reset does not automatically change your allocations. To change your allocations on a reset, you must also change your future Purchase Payment allocation instructions. You can change your future Purchase Payment allocation instructions at any time without penalty or fee. The changes to these allocation instructions must comply with the current maximum allowable allocations.
Target Value
The Target Value determines both your rider charge and if you receive a Contract Value increase on each Target Value Date. We only calculate the Target Value while the benefit is in effect.
On each Business Day, the Target Value is equal to the greater of the result of the Rider Anniversary Value multiplied by the Guarantee Percentage or one of the following.
•	If you selected the benefit at issue, total Purchase Payments reduced by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process each withdrawal.
•	If you selected the benefit after issue, the Contract Value determined at the end of the last Business Day (after the deduction of all Contract fees and expenses) before the Rider Effective Date plus all Purchase Payments received on or after the Rider Effective Date, and reduced by the percentage of Contract Value withdrawn determined at the end of the Business Day we process each withdrawal taken on or after the Rider Effective Date.
•	If you reset the initial Target Value Date, the Contract Value determined at the end of the last Business Day (after the deduction of all Contract fees and expenses) before the reset date plus all Purchase Payments received on or after the reset date, and reduced by the percentage of Contract Value withdrawn determined at the end of the Business Day we process each withdrawal taken on or after the reset date.
Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
If the Rider Effective Date was the Issue Date, the Rider Anniversary Value was initially equal to the Purchase Payment received on the Issue Date. If the Rider Effective Date was after the Issue Date, the Rider Anniversary Value was initially equal to the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses).
At the end of each Business Day, we adjust the Rider Anniversary Value as follows.
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for the transfer fee, contract maintenance charge, or rider charge.
On each Rider Anniversary we compare the Rider Anniversary Value to the Contract Value using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase the Rider Anniversary Value to equal this Contract Value if it is greater.
• For Contracts with the Bonus Option unvested bonus amounts are not included in the parts of the Target Value based on Contract Value. Bonus amounts are also not included in the parts of the Target Value based on Purchase Payments.
Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing
Under Investment Protector, we restrict your Investment Option selection as discussed in this section. By selecting this benefit, you agreed to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support Investment Protector’s guarantees. The maximum amount of Contract Value allowed in the Equity Investment Option group decreases as the number of years until your initial Target Value Date declines, and if

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negative Investment Option performance reduces the Contract Value in comparison to the Target Value. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Target Value.
We established your Contract’s Investment Option allocation and transfer restrictions on the Rider Effective Date and we cannot change them. We may add, remove or substitute Investment Options from the groups discussed in this section. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We may also move Investment Options from the Equity group to the Fixed Income group, but we cannot move Investment Options the other way. We send you written notice regarding additions, removals or substitutions. When an Investment Option in one of these groups is removed or substituted, we send you written notice 30 days before the removal or substitution date.
Investment Protector (07.12 through 10.16)
These are the Investment Option groups:
TABLE 1: Investment Option Groups
Equity Group
AZL Balanced Index Strategy Fund
AZL DFA Multi-Strategy Fund
AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL Gateway Fund
AZL International Index Fund
AZL Mid Cap Index Fund
AZL Moderate Index Strategy Fund
AZL MSCI Global Equity Index Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP Fusion Dynamic Balanced Fund
AZL MVP Fusion Dynamic Conservative Fund
AZL MVP Fusion Dynamic Moderate Fund
AZL MVP Growth Index Strategy Fund	AZL Russell 1000 Growth Index Fund
AZL Russell 1000 Value Index Fund
AZL S&P 500 Index Fund
AZL T. Rowe Price Capital Appreciation Fund
BlackRock Global Allocation V.I. Fund*
Fidelity VIP FundsManager 50% Portfolio*
Fidelity VIP FundsManager 60% Portfolio*
Franklin Income VIP Fund*
Franklin Mutual Shares VIP Fund*
PIMCO VIT All Asset Portfolio*
PIMCO VIT Global Managed Asset Allocation Portfolio*
PIMCO VIT StocksPLUS® Global Portfolio
Templeton Growth VIP Fund*

Fixed Income Group
AZL DFA Five-Year Global Fixed Income Fund
AZL Enhanced Bond Index Fund
AZL Fidelity Institutional Asset Management® Total Bond Fund
AZL Government Money Market Fund
AZL MetWest Total Return Bond Fund
Franklin U.S. Government Securities VIP Fund*
JP Morgan Insurance Trust Core Bond Portfolio	MFS VIT Total Return Bond Portfolio
PIMCO VIT Global Core Bond (Hedged) Portfolio
PIMCO VIT High Yield Portfolio*
PIMCO VIT Long-Term U.S. Government Portfolio
PIMCO VIT Real Return Portfolio*
PIMCO VIT Total Return Portfolio
PIMCO VIT Uncontstrained Bond Portfolio*
Templeton Global Bond VIP Fund*
*	These Investment Options are closed as discussed in Appendix M.

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On the Rider Effective Date and subsequent Quarterly Anniversaries, Table 2 determines the maximum Contract Value you can allocate to Investment Options in the Equity group based on the number of Rider Years* until the initial Target Value Date and the comparison of Contract Value (CV) to Target Value (TV). We then subtract the Table 2 value from 100% to determine the minimum Contract Value required in the Fixed Income group. For example, on the Rider Effective Date if your initial Target Value Date is the 12th Rider Anniversary, you can allocate up to 70% of your Contract Value to Investment Options in the Equity group and you must have at least 30% in the Fixed Income group.
TABLE 2: Maximum Contract Value Allowed in the Equity Group
Number of Rider Years* to the Initial Target Value Date	CV = 94%+ of TV	CV = 88% to < 94% of TV	CV = 82% to < 88% of TV	CV = 76% to < 82% of TV	CV = 70% to < 76% of TV	CV = 64% to < 70% of TV	CV = 58% to < 64% of TV	CV = 52% to < 58% of TV	CV = 46% to < 52% of TV	CV = 40% to < 46% of TV	CV = 34% to < 40% of TV	CV = 28% to < 34% of TV	CV = 22% to < 28% of TV	CV = 16% to < 22% of TV	CV = 10% to < 16% of TV	CV = 4% to < 10% of TV	CV < 4% of TV
33+	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%
32	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%
31	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%
30	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%
29	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%
28	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%
27	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%
26	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%
25	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%
24	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%
23	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%
22	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%
21	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%
20	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%
19	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%
18	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%
17	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%
16	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%
15	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%
14	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%
13	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%
12	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%
11	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%
10	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%
9	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%
8	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%
7	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
6	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
5	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
4	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
3	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
2	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
1	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
Initial Target Value Date and beyond	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
*	We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are seven Rider Years and four months away from your initial Target Value Date, in this table you are eight Rider Years from the initial Target Value Date.

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You can only make Investment Option transfers if they comply with these restrictions. Transfers do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value each quarter. To change this quarterly rebalancing, you must change your future allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.
We automatically rebalance your Contract Value quarterly until this benefit ends. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. This rebalancing applies to your selected Investment Options in both the Equity and Fixed Income groups. If you are participating in the DCA program, quarterly rebalancing transfers do not apply to the Contract Value you apply to the AZL Government Money Market Fund under that program.
If your future allocation instructions allocate 10% or less to the Investment Options in the Equity group, we rebalance according to your future allocation instructions. Otherwise, we determine your required Investment Option allocations at the end of the last Business Day before each Quarterly Anniversary as follows:
1.	We determine the new maximum allowed allocation for the Equity group. It is the lesser of the maximum allowed allocation from the prior Quarterly Anniversary, or as set out in Table 2 (which appears earlier in this section).
2.	If your current future allocation instructions comply with this new maximum allowed allocation for the Equity group, there is no change to your future allocation instructions and we rebalance your Contract Value according to these instructions.
3.	If your current future allocation instructions are greater than the new maximum allowed allocation for the Equity group we decrease the required allocation for the Equity group to this new lower amount. We then subtract this new percentage from 100% to determine the new required minimum allocation for the Fixed Income group. Lastly we rebalance your Investment Options’ Contract Value using the formula: a x (b / c) where:

a	=	The new required group allocation on the current Quarterly Anniversary.
b	=	The required allocation for each Investment Option at the end of the prior Business Day.
c	=	The required group allocation at the end of the prior Business Day.
We round your required allocation to the nearest whole percentage. The current required Investment Option allocations then become your future Purchase Payment allocation instructions. These allocation instructions remain in place until the earlier of the next Quarterly Anniversary, or the Business Day we process any new future Purchase Payment allocation instructions.

• For Contracts with the Bonus Option, we rebalance the Bonus Value using the same percentages we use to rebalance your Contract Value.
• In any twelve-month period, we cannot reduce the maximum allowed Contract Value allocation in the Equity group by more than 15%.
• Unless the maximum allowed allocation for the Equity group changes, the minimum required allocation for the Fixed Income group does not change.
• We may move all of your Contract Value out of one or more of your selected Investment Options. However, we send you a transaction confirmation each time we move Contract Value between Investment Options.
• Unless you reset the initial Target Value Date, the maximum allowed in the Equity group never increases.
• The maximum allowed allocation to the Equity group reduces with negative Investment Option performance and as the time until the initial Target Value Date decreases. If you allocate less than the maximum allowed to the Equity group, you may be subject to fewer Investment Option reallocations resulting from negative Investment Option performance.

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Investment Protector (08.09 through 01.12)
These are the Investment Option groups:
TABLE 1: Investment Option Groups
Group A
AZL Morgan Stanley Global Real Estate Fund AZL MSCI Emerging Markets Equity Index Fund AZL MVP Growth Index Strategy Fund AZL Small Cap Stock Index Fund	Davis VA Financial Portfolio* Franklin Founding Funds Allocation VIP Fund* PIMCO VIT CommodityRealReturn Strategy Portfolio

Group B/X
AZL Balanced Index Strategy Fund
AZL DFA Multi-Strategy Fund
AZL Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL Gateway Fund
AZL International Index Fund
AZL Mid Cap Index Fund
AZL Moderate Index Strategy Fund
AZL MSCI Global Equity Index Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP Fusion Dynamic Balanced Fund
AZL MVP Fusion Dynamic Conservative Fund
AZL MVP Fusion Dynamic Moderate Fund
AZL Russell 1000 Growth Index Fund	AZL Russell 1000 Value Index Fund
AZL S&P 500 Index Fund
AZL T. Rowe Price Capital Appreciation Fund
BlackRock Global Allocation V.I. Fund*
Fidelity VIP FundsManager 50% Portfolio*
Fidelity VIP FundsManager 60% Portfolio*
Franklin Income VIP Fund*
Franklin Mutual Shares VIP Fund*
PIMCO VIT All Asset Portfolio*
PIMCO VIT Global Managed Asset Allocation Portfolio*
PIMCO VIT StocksPLUS® Global Portfolio
Templeton Growth VIP Fund*

Group Y
AZL DFA Five-Year Global Fixed Income Fund
AZL Enhanced Bond Index Fund
AZL Fidelity Institutional Asset Management® Total Bond Fund
AZL Government Money Market Fund
AZL MetWest Total Return Bond Fund
Franklin U.S. Government Securities VIP Fund
JP Morgan Insurance Trust Core Bond Portfolio
MFS VIT Total Return Bond Portfolio	PIMCO VIT Emerging Markets Bond Portfolio*
PIMCO VIT Global Bond Portfolio (Unhedged) *
PIMCO VIT Global Core Bond (Hedged) Portfolio
PIMCO VIT High Yield Portfolio*
PIMCO VIT Long-Term U.S. Government Portfolio
PIMCO VIT Real Return Portfolio*
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio*
Templeton Global Bond VIP Fund*
*	These Investment Options are closed as discussed in Appendix M.

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On the Rider Effective Date and subsequent Quarterly Anniversaries, Table 2 determines the maximum Contract Value you can allocate to Investment Options in Groups A and B/X based on the number of Rider Years* until the initial Target Value Date and the comparison of Contract Value (CV) to Target Value (TV). We then use Table 2 value in the first column of Table 3 on the next page to determine the maximum Contract Value you can allocate to Investment Options in Group A and the minimum required in Group Y. For example, on the Rider Effective Date if your initial Target Value Date is the 12th Rider Anniversary, you can allocate up to 70% of your Contract Value to Investment Options in Groups A and B/X, up to 20% in Group A, and you must have at least 30% in Group Y.
TABLE 2: Maximum Contract Value Allowed in Groups A and B/X
Number of Rider Years* to the Initial Target Value Date	CV = 94% + of TV	CV = 88% to < 94% of TV	CV = 82% to < 88% of TV	CV = 76% to < 82% of TV	CV = 70% to < 76% of TV	CV = 64% to < 70% of TV	CV = 58% to < 64% of TV	CV = 52% to < 58% of TV	CV = 46% to < 52% of TV	CV = 40% to < 46% of TV	CV = 34% to < 40% of TV	CV = 28% to < 34% of TV	CV = 22% to < 28% of TV	CV = 16% to < 22% of TV	CV = 10% to < 16% of TV	CV = 4% to < 10% of TV	CV < 4% of TV
33+	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%
32	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%
31	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%
30	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%
29	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%
28	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%
27	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%
26	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%
25	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%
24	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%
23	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%
22	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%
21	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%
20	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%
19	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%
18	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%
17	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%
16	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%
15	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%
14	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%
13	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%
12	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%
11	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%
10	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%
9	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%
8	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%
7	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
6	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
5	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
4	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
3	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
2	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
1	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
Initial Target Value Date and beyond	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
*	We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are seven Rider Years and four months away from your initial Target Value Date, in this table you are eight Rider Years from the initial Target Value Date.

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The maximum Contract Value allocation for Investment Option Group A and the minimum required Contract Value allocation for Investment Option Group Y depends on the maximum allowed allocation for Groups A and B/X as follows.
TABLE 3: Maximum Contract Value Allowed in Group A and Minimum Contract Value Required in Group Y
When the maximum % of Contract Value allowed in Groups A and B/X is…	then the maximum % of Contract Value allowed in Group A is…	and the minimum % of Contract Value required in Group Y is…
95%	30%	5%
90%	30%	10%
85%	25%	15%
80%	25%	20%
75%	20%	25%
70%	20%	30%
65%	15%	35%
60%	15%	40%
55%	10%	45%
50%	10%	50%
45%	5%	55%
40%	5%	60%
35%	5%	65%
30%	5%	70%
25%	5%	75%
20%	5%	80%
15%	5%	85%
10%	5%	90%
You can only make Investment Option transfers if they comply with these restrictions. Transfers do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value each quarter. To change this quarterly rebalancing, you must change your future allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.
We automatically rebalance your Contract Value quarterly until this benefit ends. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. This rebalancing applies to your selected Investment Options in Groups A, B/X, and Y. If you are participating in the DCA program, quarterly rebalancing transfers do not apply to the Contract Value you apply to the AZL Money Market Fund under that program.
If your future allocation instructions allocate 5% or less to the Investment Options in Group A; and 10% or less to the Investment Options in the combined Groups A and B/X; we rebalance according to your future allocation instructions. Otherwise, we determine your Investment Option allocations at the end of the last Business Day before each Quarterly Anniversary as follows. First, we establish the maximum allowed allocation for each Investment Option group. Then, we compute the required allocations for each Investment Option group, which are your future allocation instructions adjusted downward to match the new maximum allowable group allocation if necessary. Lastly, we rebalance your Contract Value according to the new required allocation for each Investment Option.
Determining the Maximum Allowed and Minimum Required Group Allocation
Combined Groups A and B/X. The new maximum allowed allocation for Groups A and B/X on each Quarterly Anniversary is the lesser of the maximum allowed allocation from the prior Quarterly Anniversary, or as set out in Table 2 (which appears earlier in this section).
Groups A and Y. We then use Table 3 and the new maximum allowed allocation for Groups A and B/X to determine the new maximum allowed allocation for Group A and minimum required allocation for Group Y.
Group B/X. The new maximum allowed allocation for Group B/X is the new maximum allowed allocation for Groups A and B/X, less the new required allocation for Group A, computed as described next in this section.

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Determining the Required Group Allocation
On the Rider Effective Date, we require your future Purchase Payment allocation instructions to comply with maximum allowed and minimum required group allocations set out in Tables 2 and 3. On each subsequent Quarterly Anniversary, we determine the new required group allocations as follows.
1.	Your current future allocation instructions comply with the new maximum allowed and new minimum required group allocations. No change to your future allocation instructions.
2.	Your current future allocation instructions for Group A comply with the new maximum allowed allocation, but your current future allocation instructions for Group B/X Investment Options are greater than the new maximum allowed allocation. No change to your Group A future allocation instructions, but we decrease the required allocation for Group B/X to equal the new maximum allowed allocation. We then take the excess from Group B/X (your future allocation instructions for Group B/X minus the new maximum allowed allocation) and apply it to Group Y.
3.	Your current future allocation instructions for Group A are greater than the new maximum allowed allocation. We decrease the required allocation for Group A to equal the new maximum allowed allocation. We then take the excess from Group A (your future allocation instructions for Group A minus the new maximum allowed allocation) and reallocate it as follows.
a)	If your future allocation instructions for Group B/X are less than the new maximum allowed allocation for these groups, the new required allocation is equal to your future allocation instructions for Group B/X, plus the excess from Group A, subject to the new maximum allowed allocation for the Group B/X. We then apply any remaining excess allocation from Group A to Group Y.
b)	If your future allocation instructions for Group B/X are greater than or equal to the new maximum allowed allocation for this group, then we decrease the new required allocation for Group B/X to equal the new maximum allowed allocation. We then take any excess allocation from Group B/X (your future allocation instructions for Group B/X minus the new maximum allowable allocation), plus any excess allocation from Group A, and apply it all to Group Y.
The new required allocation for Group Y is equal to 100% minus the new required allocation for Group A, and minus the new required allocation for Group B/X. We then rebalance the Contract Value in your selected Investment Options according to the required allocations for each Investment Option, as discussed next.
Determining the Required Allocation for Each Investment Option
We rebalance your Investment Options’ Contract Value on each Quarterly Anniversary using the formula: a x (b / c)
where:
a	=	The new required group allocation for the current Quarterly Anniversary.
b	=	The required allocation for each Investment Option at the end of the prior Business Day.
c	=	The required group allocation at the end of the prior Business Day.
We round your required allocation to the nearest whole percentage. The current required Investment Option allocations then become your future Purchase Payment allocation instructions. These allocation instructions remain in place until the earlier of the next Quarterly Anniversary, or the Business Day we process any new future Purchase Payment allocation instructions.

• For Contracts with the Bonus Option, we rebalance the Bonus Value using the same percentages we use to rebalance your Contract Value.
• In any twelve-month period, we cannot reduce the maximum allowed Contract Value allocation in Group A by more than 10%, and in combined Groups A and B/X by more than 15%.
• Unless the maximum allowed allocation for combined Groups A and B/X changes, the maximum allowed allocation for Group A and the minimum required allocation for Group Y do not change.
• We may move all of your Contract Value out of one or more of your selected Investment Options. However, we send you a transaction confirmation each time we move Contract Value between Investment Options.
• Unless you reset the initial Target Value Date, the maximum allowed in Group A, and in combined Groups A and B/X never increases.
• If you allocate less than the maximum allowed to combined Groups A and B/X, you may be subject to fewer Investment Option reallocations.

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When Investment Protector Ends
Investment Protector ends upon the earliest of the following.
•	The Business Day we process your request to remove this benefit from your Contract (the rider termination date).
•	The date of death of any Owner (or Annuitant, if the Contract is owned by a non-individual), unless the surviving spouse elects to continue the Contract. However, if an Owner (or Annuitant, if the Contract is owned by a non-individual) dies and the surviving spouse elects to receive payout of the death benefit, then this benefit ends at the end of the Business Day we receive a Valid Claim.
•	The Business Day before the Income Date if you take a Full Annuitization.
•	The Business Day we process your request for a full withdrawal.
•	The Business Day the Contract ends.

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Appendix K – Charge Lock Option Examples
These hypothetical examples show how Income Protector and Income Focus may be affected if you select the Charge Lock Option rider. These examples are intended to help you understand the Charge Lock Option rider and are not intended to display values specific to any Contract.
Income Protector
This hypothetical example assumes you have yet not begun Lifetime Plus Payments, and do not choose to do so on the Charge Lock Date. Your Benefit Base on the Charge Lock Date (which is also your Last Increase Date) is $100,000, and the simple interest on your Annual Increase is 6%. Your current Income Protector rider charge is 1.20%, and we notify you that we intend to increase your rider charge to 1.45%. Assuming your Contract Value is never greater than your Annual Increase, the amount you would pay for the rider charge for one year would be $1,227 based on a 1.20% rider charge and a 6% simple interest increase to the Benefit Base. You are the only Covered Person, your current age is 66, and the current payment percentage for ages 65-79 is 4.5%.
If you accept the rider charge increase, your Annual Increase continues receiving 6% annual simple interest, 1.5% each quarter. Assuming your Contract Value is never greater than your Annual Increase, your Benefit Base on the next rider anniversary will be $106,000 and the available annual maximum Lifetime Plus Payment at that time would be $4,770 (4.5% x $106,000). The amount you pay for the annual rider charge for this next year will increase to $1,483 based on the 6% simple interest increase to your Benefit Base and the increase to the rider charge.
If instead you select the Charge Lock Option rider, we subtract 1% from the current payment percentage, so the new payment percentage for ages 65-79 will be 3.5%. Your Annual Increase will not receive simple interest after the Charge Lock Date. If you were to exercise Income Protector your annual maximum Lifetime Plus Payment will be $3,500 (3.5% x $100,000). This is a loss in payment of $1,270, and these Lifetime Plus Payments can never increase. Finally, the amount you pay for the annual rider charge will be $1,200 (1.20% x $100,000) and your rider charge percentage will never change.
In this example, if you select the Charge Lock Option rider instead of accepting the rider charge increase, your rider charge does not increase ($283 savings). However, your Lifetime Plus Payment decreases by $1,270.
Income Focus
This hypothetical example assumes you are the sole Covered Person, and you have already begun taking Income Focus Payments. On the Last Performance Increase Date you have one Income Value of $100,000 and its Income Value Percentage after application of the Performance Increase is 5.75%, so your annual maximum Income Focus Payment is $5,750 (5.75% x $100,000). Your current Income Focus rider charge is 1.30%, and we notify you that we intend to increase your rider charge to 1.55%. The amount you are currently paying for the annual rider charge before the increase is $1,300 (1.30% x $100,000).
If you accept the rider charge increase, your Income Value Percentage continues to be eligible for future Performance Increases and, assuming you take no Excess Withdrawals, you continue to be eligible to receive an annual maximum Income Focus Payment of at least $5,750 (5.75% x $100,000) for the rest of your life. The amount you pay for the annual rider charge will increase to $1,550 (1.55% x $100,000).
If instead you select the Charge Lock Option rider, we reduce your Income Value Percentage to 4.75%, which reduces your annual maximum Income Focus to $4,750 (4.75% x $100,000). This is a loss in payment of $1,000, and these Income Focus Payments can never increase. The amount you pay for the annual rider charge remains $1,300 and your rider charge percentage will never change.
In this example, if you select the Charge Lock Option rider instead of accepting the rider charge increase, your rider charge does not increase ($250 savings). However, your Income Focus Payment decreases by $1,000.

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Appendix L – Additional Expense Examples
The expense examples contained in the Fee Tables reflect the most expensive combination of benefits. However, for Contracts with the previously available Income Focus Rider, in example 1 (if you surrender your Contract) and example 3 (if you do not surrender your Contract), the most expensive combination of benefits in Year 1 are for the Base Contract with Bonus Option, Quarterly Value Death Benefit and Income Focus with joint payments (8.5% declining withdrawal charge, 2.00% M&E charge and a maximum rider charge of 2.95%). Here are additional example 1 and example 3 figures for these Contracts.
1)	If you surrender your Contract (take a full withdrawal) at the end of each time period.

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
2.27% (maximum Investment Option operating expense)	$1,638	$3,178	$4,523	$7,356
0.49% (minimum Investment Option operating expense.)	$1,457	$2,665	$3,714	$5,972
3)	If you do not surrender your Contract.

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
2.27% (maximum Investment Option operating expense)	$788	$2,328	$3,823	$7,356
0.49% (minimum Investment Option operating expense)	$607	$1,815	$3,014	$5,972

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Appendix M – Material Contract Variations by State and Issue Date
Your Contract is subject to the law of the state in which it is issued. Some of the features of your Contract may differ from the features of a Contract issued in another state because of state-specific legal requirements. In addition, not all features and benefits are approved in all states. All material state and Issue Date variations in the Contract are disclosed in this Appendix. If you would like more information regarding state or Issue Date specific Contract provisions, you should contact your Financial Professional or contact our Service Center at the toll-free telephone number listed at the back of this prospectus.
Closed Investment Options
The following Investment Options were closed effective October 16, 2017, and are no longer available for selection. Assets in closed Investment Options will remain in those Investment Options until we receive alternate instructions from you, or in the event that we elect to effect a substitution into alternate Investment Options. Closed Investment Options are treated differently in Contracts that include one of the following optional living benefits: Lifetime Plus Benefit, Lifetime Plus II Benefit, Lifetime Plus 10 Benefit, Target Date Retirement Benefit, Target Date 10 Benefit, Investment Protector, or Income Protector versions available on or before October 13, 2017.
•	If your Contract does not include one of these optional living benefits, we no longer allow assets to move into a closed Investment Option either by Purchase Payment or transfer.
•	If your Contract includes one of these optional living benefits, closed Investment Options remain in your future Purchase Payment allocation instructions, continue to be subject to the automatic quarterly asset rebalancing transfers associated with your living benefit, and remain in an active AIP or DCA program unless you provide us with alternate instructions. However, you cannot request to transfer into these closed Investment Options and if you change your future Purchase Payment allocation instructions, the closed Investment Options will no longer be available to you.

CLOSED INVESTMENT OPTIONS
BLACKROCK
BlackRock Global Allocation V.I. Fund
DAVIS
Davis VA Financial Portfolio
FIDELITY
Fidelity VIP Funds
Manager® 50% Portfolio
Fidelity VIP Funds
Manager® 60% Portfolio
FRANKLIN TEMPLETON
Franklin Allocation VIP Fund
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund	FRANKLIN TEMPLETON (conintued)
Franklin U.S. Government Securities VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund
PIMCO
PIMCO VIT All Asset Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)
PIMCO VIT Global Managed Asset Allocation Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Dynamic Bond Portfolio
Material State Contract Variations
ISSUE STATE	FEATURE AND BENEFITS	VARIATION
California	Covered Person(s) See section 2	We do not remove a person as a Covered Person following an assignment, ownership change, or Beneficiary change.
	Assignments, Changes of Ownership and Other Transfers of Contract Rights See section 2	We cannot restrict assignments or changes of ownership
• If you have Income Protector or Income Focus we do not change the Covered Person(s) following an assignment or ownership change. If you assign the Contract and the Covered Person(s) who was previously an Owner(s) no longer has that position, your selected benefit and any lifetime payments may end even if the Covered Person is still alive.

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ISSUE STATE	FEATURE AND BENEFITS	VARIATION
California (continued)	When Income Protector Ends See section 11.a	An assignment or change of ownership does not change the Covered Person(s). After an assignment or change of ownership, if a Covered Person who was previously an Owner or Annuitant no longer has that position, Income Protector ends on the earlier of the date of death of an individual Owner (or Annuitant if the Owner is a non-individual), or last surviving Covered Person. Upon the death of an individual Owner (or Annuitant if the Owner is a non-individual), if the deceased’s spouse is a sole Beneficiary and continues the Contract, Income Protector ends on the earlier of the date of death of the surviving spouse or last surviving Covered Person. If a surviving spouse instead elects to receive payment of the death benefit, Income Protector ends on the Business Day we receive his or her Valid Claim. This means that Lifetime Plus Payments may end even if a Covered Person is still alive.
	When Income Focus Ends See Appendix I	An assignment or change of ownership does not change the Covered Person(s). After an assignment or change of ownership, if a Covered Person who was previously an Owner or Annuitant no longer has that position, Income Focus ends on the earlier of the date of death of an individual Owner (or Annuitant if the Owner is a non-individual), or last surviving Covered Person. Upon the death of an individual Owner (or Annuitant if the Owner is a non-individual), if the deceased’s spouse is a sole Beneficiary and continues the Contract, Income Focus ends on the earlier of the date of death of the surviving spouse or last surviving Covered Person. If a surviving spouse instead elects to receive payment of the death benefit, Income Focus ends on the Business Day we receive his or her Valid Claim. This means that Income Focus Payments may end even if a Covered Person is still alive.
Connecticut	Withdrawal Charges See Fee Tables and section 7	For Bonus Contracts issued on or prior to April 29, 2011, the withdrawal charge is 8.5%, 8.5%, 8%, 7%, 6%, 5%, 4%, 3%, 2% and 0% for the time periods referenced in the Fee Tables and section 7.
	Purchase Requirements See section 3	For Contracts issued before August 17, 2009 we can only decline a Purchase Payment if it would cause total Purchase Payments to be more than $1 million, or if it would otherwise violate the Purchase Payment restrictions for your Contract (for example, the initial amount restriction for Income Protector).
	Removing a Target Date Benefit Appendix E	If you remove a Target Date Benefit from your Contract you can participate in the flexible rebalancing program and make additional Purchase Payments subject to the restrictions stated in section 3.
Florida	Withdrawal Charges See Fee Tables and section 7	For Contracts issued on or after January 1, 2011, the total withdrawal charge on a partial or full withdrawal cannot be greater than 10% of the Contract Value withdrawn.
	Assignments, Changes of Ownership and Other Transfers of Contract Rights See section 2	We cannot restrict assignments or changes of ownership.
• If you have Income Protector or Income Focus and assign the Contract and all Covered Person(s) no longer have the required position stated in this section, your selected benefit and any lifetime payments end.
	Purchase Requirements See section 3	For Contracts issued before August 17, 2009 we can only decline a Purchase Payment if it would cause total Purchase Payments to be more than $1 million, or if it would otherwise violate the Purchase Payment restrictions for your Contract (for example, the initial amount restriction for Income Protector).

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ISSUE STATE	FEATURE AND BENEFITS	VARIATION
Florida (continued)	Variable or Fixed Annuity Payments See section 9	The maximum available AIR is 4%.
	When Annuity Payments Begin See section 9	The earliest acceptable Income Date is one year after the Issue Date.
	Removing a Target Date Benefit Appendix E	If you remove a Target Date Benefit from your Contract you can participate in the flexible rebalancing program and make additional Purchase Payments subject to the restrictions stated in section 3.
	When Income Protector Ends See section 11.a	We cannot restrict assignments or changes of ownership and if you assign or change ownership and the Covered Persons no longer have the required relationship as stated in this section 2, Income Protector ends.
	When Income Focus Ends See Appendix I	We cannot restrict assignments or changes of ownership and if you assign or change ownership and the Covered Persons no longer have the required relationship as stated in section 2, Income Focus ends.
Illinois	Charge Lock Option See section 11.a and I	The Charge Lock Option rider is not available.
Massachusetts	Purchase Requirements See section 3	We do not accept additional Purchase Payments if you have Investment Protector, or if you previously selected Investment Protector and later removed it from your Contract.
	Waiver of Withdrawal Charge Benefit See section 8	The waiver of withdrawal charge benefit is not available.
Mississippi	Withdrawal Charges See Fee Tables and section 7	For Contracts issued on or after October 26, 2009, the withdrawal charge for the time periods referenced in the Fee Tables and section 7 is:
• 8.5%, 7.5%, 6.5%, 5.5%, 5%, 4%, 3% and 0% for the Base Contract.
• 8%, 8%, 8%, 8%, 7%, 6%, 5%, 3.5%, 1.5% and 0% for the Bonus Contract.
	Purchase Requirements See section 3	We do not accept additional Purchase Payments.
Nevada	Cumulative Withdrawal Benefit Appendix D	Not available.
	Excess Withdrawal Appendix D	An Excess Withdrawal is a withdrawal you take on or after the Benefit Date in addition to your Lifetime Plus Payments.
	M&E Charge Fee Tables, section 7 and Appendix D	If you reset the 5% Annual Increase, or receive an automatic annual increase to your Lifetime Plus Payments, we do not change the Lifetime Plus Benefit’s additional M&E charge. The additional M&E charge for the Lifetime Plus Benefit is 0.70% for single Lifetime Plus Payments and 0.85% for joint Lifetime Plus Payments. If you remove a joint Covered Person, we reduce your additional M&E charge for the Lifetime Plus Benefit to 0.70%.

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ISSUE STATE	FEATURE AND BENEFITS	VARIATION
Nevada (continued)	Lifetime Benefits Appendix D	• The Cumulative Withdrawal Benefit is not available and you cannot choose to take less than you annual Lifetime Plus Payment.
• You can change your payment frequency even after your Contract Value reduces to zero.
• All references to “annual maximum Lifetime Plus Payment” are replaced with “annual Lifetime Plus Payment” in this section.
• An Excess Withdrawal is a withdrawal you take on or after the Benefit Date in addition to your Lifetime Plus Payments.
• For required annuitizations, if on the Income Date you are receiving Lifetime Plus Payments, we pay you the greater of your Lifetime Plus Payment, or fixed Annuity Payments based on Contract Value under Annuity Option 1 or Annuity Option 3.
New Hampshire	Waiver of Withdrawal Charge Benefit See section 8	The definition of nursing home is an institution operated in accordance with state law.
New Jersey	Joint Owners See section 2	We allow civil union partners to be Joint Owners.
	Covered Person(s) See section 2	• We do not remove a person as a Covered Person following an assignment, ownership change, or Beneficiary change.
• We allow civil union partners to be Joint Owners and/or joint Covered Persons. However, civil union partners are treated differently from persons who are recognized as spouses under the federal tax law and this affects how long lifetime payments continue. Upon the death of one federally recognized spouse, the survivor can continue the Contract and lifetime payments also continue if the survivor is a Covered Person. This type of continuation is not allowed for a surviving civil union partner under the federal tax law. However, if the Contract Value reduces to zero before the one year anniversary of the first civil union partner’s death, lifetime payments can continue as Annuity Payments if the survivor is a Covered Person and the survivor chooses not to take the death benefit. If instead the Contract Value is positive at this time, or if the survivor chooses to take the death benefit, lifetime payments stop.
	Assignments, Changes of Ownership and Other Transfers of Contract Rights See section 2	We cannot restrict assignments or changes of ownership.
• If you have Income Protector or Income Focus we do not change the Covered Person(s) following an assignment or ownership change. If you assign the Contract and the Covered Person(s) who was previously an Owner(s) no longer has that position, your selected benefit and any lifetime payments may end even if the Covered Person is still alive.
	Purchase Requirements See section 3	• For Contracts issued before August 17, 2009 we can continue to accept additional Purchase Payments subject to the Purchase Payments restrictions for your Contract.
• The maximum total Purchase Payments that we can accept is $1.5 million for Contracts issued on or prior to April 29, 2011, and $1 million for Contracts issued from May 2, 2011 through April 26, 2013.
• We must decline an additional Purchase Payment if it would cause total Purchase Payments to be more than this amount, or if it would otherwise violate the Purchase Payment restrictions of your Contract (for example, the initial amount restriction for Income Protector).

Allianz VisionSM Variable Annuity Prospectus – May 1, 2020
Appendix M
 135

ISSUE STATE	FEATURE AND BENEFITS	VARIATION
New Jersey (continued)	When Income Protector Ends See section 11.a	• If a surviving civil union partner is the sole Beneficiary and takes the additional death benefit payment option described in the Contract, Income Protector ends on the Business Day before the Income Date.
• An assignment or change of ownership does not change the Covered Person(s). After an assignment or change of ownership, if a Covered Person who was previously an Owner or Annuitant no longer has that position, Income Protector ends on the earlier of the date of death of an individual Owner (or Annuitant if the Owner is a non-individual), or last surviving Covered Person. Upon the death of an individual Owner (or Annuitant if the Owner is a non-individual), if the deceased’s spouse is a sole Beneficiary and continues the Contract, Income Protector ends on the earlier of the date of death of the surviving spouse or last surviving Covered Person. If a surviving spouse instead elects to receive payment of the death benefit, Income Protector ends on the Business Day we receive his or her Valid Claim. For Covered Persons who are civil union partners, Income Protector and Lifetime Plus Payments may end even earlier because Contract continuation is not allowed for a surviving civil union partner. This means that Lifetime Plus Payments may end even if a Covered Person is still alive.
	Lifetime Benefits – Covered Persons See Appendix D	For Contracts issued to civil union partners: We allow civil union partners to be Joint Owners and/or joint Covered Persons. However, civil union partners are treated differently from persons who are recognized as spouses under the federal tax law and this affects how long Lifetime Plus Payments continue. Upon the death of one federally recognized spouse, the survivor can continue the Contract and lifetime payments also continue if the survivor is a Covered Person. This type of continuation is generally not allowed for a surviving civil union partner under the federal tax law with the following exception. If the Contract Value reduces to zero before the one year anniversary of the first civil union partner’s death, Lifetime Plus Payments can continue if the survivor is a Covered Person and the survivor chooses not to take the death benefit. If instead the Contract Value is positive at this time, or if the survivor chooses to take the death benefit, Lifetime Plus Payments end.
	Removing a Target Date Benefit See Appendix E	If you remove a Target Date Benefit from your Contract you can participate in the flexible rebalancing program and make additional Purchase Payments subject to the restrictions stated in section 3.

Allianz VisionSM Variable Annuity Prospectus – May 1, 2020
Appendix M
 136

ISSUE STATE	FEATURE AND BENEFITS	VARIATION
New Jersey (continued)	When Income Focus Ends See Appendix I	• If a surviving civil union partner is the sole Beneficiary and takes the additional death benefit payment option described in the Contract, Income Focus ends on the Business Day before the Income Date.
• An assignment or change of ownership does not change the Covered Person(s). After an assignment or change of ownership, if a Covered Person who was previously an Owner or Annuitant no longer has that position, Income Focus ends on the earlier of the date of death of an individual Owner (or Annuitant if the Owner is a non-individual), or last surviving Covered Person. Upon the death of an individual Owner (or Annuitant if the Owner is a non-individual), if the deceased’s spouse is a sole Beneficiary and continues the Contract, Income Focus ends on the earlier of the date of death of the surviving spouse or last surviving Covered Person. If a surviving spouse instead elects to receive payment of the death benefit, Income Focus ends on the Business Day we receive his or her Valid Claim. For Covered Persons who are civil union partners, Income Focus and Income Focus Payments may end even earlier because Contract continuation is not allowed for a surviving civil union partner. This means that Income Focus Payments may end even if a Covered Person is still alive.
	When Investment Protector Ends See Appendix J	The termination provision regarding death is revised to allow the benefit to continue upon the death of an Owner (or Annuitant if the Contract is owned by a non-individual) if a surviving civil union partner elects to continue the Contract. However, the type of Contract continuation that is available to a surviving civil union partner is different than the type of continuation available to a surviving federally recognized spouse. Federal tax law requires that distribution of the death benefit must begin within one year of the date of the Owner's death (or Annuitant's death if the Contract is owned by a non-individual) and the benefit ends at the end of the Business Day we receive a Valid Claim.

Ohio	Assignments, Changes of Ownership and Other Transfers of Contract Rights See section 2	We cannot restrict assignments or changes of ownership.
• If you have Income Protector or Income Focus and assign the Contract and all Covered Person(s) no longer have the required position stated in this section, your selected benefit and any lifetime payments end.
	When Income Protector Ends See section 11.a	We cannot restrict assignments or changes of ownership and if you assign or change ownership and the Covered Persons no longer have the required relationship as stated in section 2, Income Protector ends.
	When Income Focus Ends See Appendix I	We cannot restrict assignments or changes of ownership and if you assign or change ownership and the Covered Persons no longer have the required relationship as stated in section 2, Income Focus ends.
Oregon	Versions of the Contract and Optional Benefits Described in this Prospectus See inside front cover and section 11.a	• Income Protector (05.11) was available from May 2, 2011 through February 21, 2012.
• Income Protector (01.12) was available from February 22, 2013 through April 27, 2012.
	Assignments, Changes of Ownership and Other Transfers of Contract Rights See section 2	We cannot restrict assignments or changes of ownership.
• If you have Income Protector or Income Focus and assign the Contract and all Covered Person(s) no longer have the required position stated in this section, your selected benefit and any lifetime payments end.

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Appendix M
 137

ISSUE STATE	FEATURE AND BENEFITS	VARIATION
Oregon (continued)	Variable or Fixed Annuity Payments See section 9	The maximum available AIR is 5%.
	When Income Protector Ends See section 11.a	We cannot restrict assignments or changes of ownership and if you assign or change ownership and the Covered Persons no longer have the required relationship as stated in section 2, Income Protector ends.
	When Income Focus Ends See Appendix I	We cannot restrict assignments or changes of ownership and if you assign or change ownership and the Covered Persons no longer have the required relationship as stated in section 2, Income Focus ends.
Pennsylvannia	Waiver of Withdrawal Charge Benefit See section 8	The waiver is not available if on the Issue Date, an Owner was confined to a nursing home or was already diagnosed with a terminal illness. Also, the nursing home confinement requirement is a total of 90 days within a six month period. These 90 days do not need to be consecutive.
	Charge Lock Option See section 11.a and Appendix I	If you change your mind about having the Charge Lock Option rider, you can return the rider within ten days after receiving it and we treat it as if it had never been issued. If you return the Charge Lock Option rider this means we will increase your rider charge, but we will not reduce your guaranteed values or payments.
Texas	Assignments, Changes of Ownership and Other Transfers of Contract Rights See section 2	We cannot restrict assignments or changes of ownership.
• If you have Income Protector or Income Focus and assign the Contract and all Covered Person(s) no longer have the required position stated in this section, your selected benefit and any lifetime payments end.
	When Income Protector Ends See section 11.a	We cannot restrict assignments or changes of ownership and if you assign or change ownership and the Covered Persons no longer have the required relationship as stated in section 2, Income Protector ends.
	When Income Focus Ends See Appendix I	We cannot restrict assignments or changes of ownership and if you assign or change ownership and the Covered Persons no longer have the required relationship as stated in section 2, Income Focus ends.
Washington	Withdrawal Charge See section 7	Penalty-free withdrawals reduce the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to total Purchase Payments less any withdrawals (including any withdrawal charges).
	Free Withdrawal Privilege See section 8	The free withdrawal privilege is available upon a full withdrawal.
Wisconsin	Assignments, Changes of Ownership and Other Transfers of Contract Rights See section 2	We cannot restrict assignments or changes of ownership.
• If you have Income Protector or Income Focus and assign the Contract and all Covered Person(s) no longer have the required position stated in this section, your selected benefit and any lifetime payments end.
	When Income Protector Ends See section 11.a	We cannot restrict assignments or changes of ownership and if you assign or change ownership and the Covered Persons no longer have the required relationship as stated in section 2, Income Protector ends.
	When Income Focus Ends See Appendix I	We cannot restrict assignments or changes of ownership and if you assign or change ownership and the Covered Persons no longer have the required relationship as stated in section 2, Income Focus ends.

Allianz VisionSM Variable Annuity Prospectus – May 1, 2020
Appendix M
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For Service or More Information
You can review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.
The SEC also maintains a website (www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC’s website. If you do not have access to the website, you can get copies of information from the website upon payment of a duplication fee by writing to:
Public Reference Section of the Commission
100 F Street, NE
Washington, DC 20549
Our Service Center
If you need customer service (for Contract changes, information on Contract Values, requesting a withdrawal or transfer, changing your allocation instructions, etc.) please contact our Service Center at (800) 624-0197.
To send a check for an additional Purchase Payment, or for general customer service, please mail to the appropriate address as follows:
Send an additional Purchase Payment with a check:	Send general customer service without a check:
REGULAR MAIL	REGULAR MAIL
Allianz Life Insurance Company of North America NW5989 P.O. Box 1450 Minneapolis, MN 55485-5989	Allianz Life Insurance Company of North America P.O. Box 561 Minneapolis, MN 55440-0561
OVERNIGHT, CERTIFIED, OR REGISTERED MAIL	OVERNIGHT, CERTIFIED, OR REGISTERED MAIL
Allianz Life Insurance Company of North America NW5989 1801 Parkview Drive Shoreview, MN 55126	Allianz Life Insurance Company of North America 5701 Golden Hills Drive Golden Valley, MN 55416-1297

• Checks sent to the wrong address for additional Purchase Payments are forwarded to the 1801 Parkview Drive address listed above which may delay processing.
For general customer service by email, please use this address: Contact.Us@allianzlife.com. To send information by email, please use this address: variableannuity@send.allianzlife.com. To send information over the web, please upload to your account on our website at: www.allianzlife.com. If you have questions about whether you can submit certain information by email or over the web, please contact our Service Center.

Allianz VisionSM Variable Annuity Prospectus – May 1, 2020
 139

PART B – SAI
STATEMENT OF ADDITIONAL INFORMATION
ALLIANZ VisionSM VARIABLE ANNUITY
INDIVIDUAL FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT
Issued on or prior to April 26, 2013 by
Allianz Life® Variable Account B (the Separate Account) and
Allianz Life Insurance Company of North America (Allianz Life®, we, us, our)
This Statement of Additional Information (SAI) is incorporated by reference into the prospectus that has been filed as Part A of the Registration Statement. This SAI should be read in conjunction with the prospectus. Definitions of capitalized terms can be found in the glossary of the prospectus. The prospectus is incorporated in this SAI by reference.
The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract’s prospectus, call or write us at:
Allianz Life Insurance Company of North America
P. O. Box 561
Minneapolis, MN 55440-0561
(800) 624-0197
Dated: May 1, 2020
VIS(VS10) SAI-0520

Allianz VisionSM Statement of Additional Information – May 1, 2020

Allianz Life
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. Allianz Life is a subsidiary of Allianz of America, Inc. (AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities and individual life insurance.
Allianz Life does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life in effect acts as self custodian for the non-certificated shares we own through the Separate Account.

Experts
The financial statements of the subaccounts of Allianz Life Variable Account B as of and for the years or periods ended December 31, 2019 and 2018, included in Part C of the Registration Statement filed with the SEC on Form N-4 have been audited by PricewaterhouseCoopers LLP (“PwC”), an independent registered public accounting firm, as set forth in their respective report thereon appearing elsewhere herein, and in reliance upon such report given on the authority of such firm as experts in accounting and auditing.
The statutory statements of admitted assets, liabilities, and capital and surplus of Allianz Life Insurance Company of North America as of December 31, 2019 and 2018, as well as the related statutory statements of operations, capital and surplus and cash flow for the years ended December 31, 2019 and 2018, included in Part C of the Registration Statement filed with the SEC on Form N-4, have been audited by PwC, an independent auditor, as set forth in their respective report thereon appearing elsewhere herein, and in reliance upon such report given on the authority of said firm as experts in accounting and auditing.
The statutory statements of operations, capital and surplus and cash flow for the year ended December 31, 2017 included in Part C of the Registration Statement filed with the SEC on Form N-4, have been audited by KPMG LLP (“KPMG”), an independent auditor, as set forth in their respective report thereon appearing elsewhere herein, and in reliance upon such report given on the authority of said firm as experts in accounting and auditing.
AUDITOR UPDATE
European regulations that go into effect in 2021 required Allianz SE, Allianz Life’s indirect parent, to change auditors. Allianz Life conducted a “request for proposal” process with three major accounting firms for the annual independent audits of Allianz Life and its subsidiaries and its registered variable accounts.
On May 23, 2017, Allianz Life’s Board of Directors approved a decision to change independent auditors. On the same day, the Board appointed PwC as Allianz Life’s new independent audit firm to audit Allianz Life’s statutory financial statements and as Allianz Life’s new independent registered public accounting firm to audit the variable account financial statements beginning for the fiscal year 2018.
After the issuance of the audits report for the period ended December 31, 2017, the Allianz Life Board of Directors dismissed KPMG as its independent auditors for the statutory financial statements and as its independent registered public accounting firm for the U.S. GAAP variable account financial statements. The reports of KPMG on Allianz Life’s statutory financial statements for 2017, contained an opinion stating that in all material respects, the statutory financials were in accordance with statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce and were not qualified or modified as to uncertainty, audit scope or statutory accounting principles.
For the 2017 fiscal year or any subsequent interim periods through the dates of KPMG’s 2017 reports on Allianz Life’s statutory financial statements, there were: (i) no disagreements between Allianz Life and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreements in connection with its reports, and (ii) no reportable events within the meaning set forth in Item 304(a)(1)(v) of Regulation S-K.

Allianz VisionSM Statement of Additional Information – May 1, 2020

Allianz Life provided KPMG with a copy of this disclosure, or similar disclosure, before its first filing with the SEC in 2018 and requested that KPMG provide us with a letter addressed to the SEC stating whether or not it agrees with the above statements. A copy of this letter is filed as Exhibit 99 to Allianz Life’s registration statement numbers 333-217303, 333-213125, 333-215103, and 333-222817 on Form S-1.
Prior to engaging PwC’s engagement, which began in 2019, we did not consult with PwC regarding (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on Allianz Life’s statutory and variable account financial statements, and PwC did not provide either a written report or oral advice to Allianz Life that was an important factor considered by Allianz Life in reaching a decision as to any accounting, auditing, or financial reporting issue, or (ii) any matter that was either the subject of a disagreement (as defined in Item 304(a)(1)(iv) of Regulation S-K and the related instructions) or a reportable event (as defined in Item 304(a)(1)(v) of Regulation S-K).

Legal Opinions
Stewart D. Gregg, Senior Securities Counsel of Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.

Distributor
Allianz Life Financial Services, LLC (ALFS), a wholly owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor.
The offering of Contracts under the prospectus associated with this SAI is continuous. We pay commissions for Contract sales. ALFS passes through most of the commissions it receives to the selling firms. ALFS received commissions for contracts issued under Allianz Life Variable Account B in the following amounts during the last three calendar years:
Calendar Year	Aggregate Amount of Commissions Paid to ALFS	Aggregate Amount of Commissions Retained by ALFS After Payments to Selling Firms
2017	$230,415,545.81	$0
2018	$221,519,279.49	$0
2019	$284,788,589.36	$0
ALFS sells contracts issued by Allianz Life primarily through “wholesaling,” in which ALFS sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, ALFS has agreements with approximately 670 retail broker/dealers to sell its contracts. As described in the prospectus, ALFS may pay marketing support payments to certain third-party firms for marketing our contracts. Currently, ALFS makes marketing support payments to approximately 57 broker-dealer firms and one Insurance Agency. These payments vary in amount. In 2019, the five firms receiving the largest payments, ranging from $813,265.66 to $8,093,011.32, are listed below.
Firm Name
LPL Financial
Wells Fargo Advisors LLC– Wealth (ISG)
Wells Fargo Advisors LLC (PCG)
Royal Alliance
Woodbury Financial Services, Inc.

Allianz VisionSM Statement of Additional Information – May 1, 2020

Administrative Service Fees
Allianz Life contracts with Tata Consultancy Services (Tata) to perform certain administrative services as described in prospectus section 13, Other Information – Administration/Allianz Service Center. Allianz Life paid Tata the following amounts for these services during the last three calendar years:
Calendar Year	Total Paid to Tata
2017	$1,621,903
2018	$1,450,101
2019	$1,548,030

Federal Tax Status
NOTE: The following description is based upon our understanding of current federal income tax law applicable to annuities in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as “annuity contracts” under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.
Annuity Contracts in General
Annuity contracts are a means of setting aside money for future needs – usually retirement. Congress recognized the importance of saving for retirement and provided special rules in the Internal Revenue Code (Code) for annuities.
These rules generally provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you will be taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).
If you did not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract.
Taxation of Annuities in General
Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of withdrawals or as Annuity Payments. For a full withdrawal (total redemption), a partial withdrawal, or a death benefit, the recipient is taxed on the portion of the payment that exceeds your investment in the Contract (often referred to as cost basis). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there is generally no cost basis. The taxable portion of the withdrawal or annuity payment is taxed at ordinary income tax rates. For Non-Qualified Contracts, the taxable portion of a partial withdrawal is the portion of the payment considered to be gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any withdrawal charges, and the Contract’s cost basis). For a full withdrawal, the amount received that exceeds the Contract’s cost basis is taxable. Withdrawals, whether partial or full, and annuity payments may also be subject to an additional federal tax equal to 10% of the taxable amount.
For variable Annuity Payments from Non-Qualified Contracts, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for variable Annuity Payments is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). For fixed Annuity Payments from Non-Qualified Contracts, the portion of each payment included in income is determined by an exclusion ratio. We determine the exclusion ratio for fixed Annuity Payments by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the expected return anticipated to be paid as fixed Annuity Payments (which is determined by Treasury Regulations). We determine the amount of each fixed Annuity Payment that is excluded from income by multiplying the fixed Annuity Payment by the exclusion ratio. Fixed Annuity Payments received after the

Allianz VisionSM Statement of Additional Information – May 1, 2020

investment in the Contract has been recovered (for example, when the total of the exclusion amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. Generally, Annuity Payments from Qualified Contracts are fully taxable. Annuity Payments that are qualified distributions from Roth IRAs are income tax free. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.
We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life.
Qualified Contracts
If you purchased the Contract as a IRA, Roth IRA or to fund a qualified retirement plan, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules under the Code. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.
A Qualified Contract funded by an annuity does not provide any necessary or additional tax deferral. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for an IRA or a qualified retirement plan.
Types of Qualified Contracts
We may issue the following types of Qualified Contracts.
•	IRA. Section 408 of the Code permits eligible individuals to maintain IRAs. IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner’s income. Contributions may be tax deductible based on the Owner’s income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified retirement plans that are “rolled over” on a tax-deferred basis into an IRA.
•	Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner’s income. Contributions are also limited or prohibited if the Owner’s income is above certain limits. Contributions must be made in cash or as a rollover or transfer from another Roth IRA.
Conversions to a Roth IRA from an IRA or other eligible qualified retirement plan are permitted regardless of an individual’s income. A conversion to a Roth IRA results in a taxable event, but not a 10% additional federal tax for early withdrawal if certain qualifications are met (please consult your tax adviser for more details).
Distributions from a Roth IRA generally are not subject to income tax if the Roth IRA has been held for five years (starting with the year in which the first contribution is made to any Roth IRA) and the Owner satisfies a triggering event such as attaining age 59 1⁄2, death, disability or a first time homebuyer (subject to a $10,000 lifetime limit).
Distribution before satisfying the five year period or triggering event requirement may subject the distribution to ordinary income tax and the 10% additional federal tax for early withdrawal. Please be aware that each Roth IRA conversion has its own five year holding period requirement.
•	Inherited IRA. The Code permits beneficiaries of investments that were issued under certain tax-qualified pension or retirement plans to directly transfer the death benefit from that investment into a variable annuity contract (Inherited IRA Contract). Inherited IRA Contracts must satisfy the required minimum distribution rules that apply to a beneficiary. Inherited IRA transfers of death benefits held at other financial institutions are not currently available to be made under this Contract. However, that may change in the future.
•	Simplified Employee Pension (SEP) IRA. Employers may establish Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.
Qualified Retirement Plans: Pension and Profit-Sharing Plans. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may have permitted the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees are not included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of

Allianz VisionSM Statement of Additional Information – May 1, 2020

distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans.
If the Contract is an investment for assets of a qualified plan under Section 401 of the Code, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must make representations to us that the plan is qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting is the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan is responsible for any reporting required for the rollover transactions out of the plan. We are responsible for any reporting required for the Contract as an IRA.
Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.
Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.
Distributions – Qualified Contracts
Distributions from Qualified Contracts are subject to ordinary income tax. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.
Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to an additional federal tax. The amount of the additional federal tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the additional federal tax. There is an exception to this 10% additional federal tax for:
1)	distributions made on or after the date you (or the Annuitant as applicable) reach age 59 1⁄2;
2)	distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
3)	distributions paid in a series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives of you and your designated Beneficiary;
4)	distributions made to you after separation from service after reaching age 55 (does not apply to IRAs);
5)	distributions made to you to the extent such distributions do not exceed the amount allowed as a deduction under Code Section 213 for amounts paid during the tax year for medical care;
6)	distributions made on account of an IRS levy upon the Qualified Contract;
7)	distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);
8)	distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;
9)	distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);
10)	distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA);
11)	distributions made to a reservist called to active duty after September 11, 2001, for a period in excess of 179 days (or for an indefinite period), from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period; and

Allianz VisionSM Statement of Additional Information – May 1, 2020

12)	distributions made during the payment period starting on the birth of a child or the finalization of an adoption (up to $5,000).
With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of the Annuitant attaining age 59 1⁄2 or the close of the five year period that began on the date the first payment was received, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the 10% additional federal tax and interest for the period as described above. You should obtain competent tax advice before you take any partial withdrawals from your Contract. Adding Purchase Payments to a Contract that is making substantially equal periodic payments will also result in a modification of the payments.
For 2020 only, the Coronavirus Aid, Relief, and Economic Security (CARES) Act, permits corona-virus related distributions from Qualified Cntracts and IRAs up to an aggregate amount of $100,000. This type of distribution is an exception to the 10% federal additional tax. To qualify for the distribution, generally you, your spouse, or dependent must have been diagnosed with the virus, or you were affected economically in certain ways because of the virus. The tax associated with the distributions may be paid ratably over three years, beginning with the 2020 tax year. The CARES Act also allows you to recontribute the amount you withdrew to an eligible retirement plan (to which you can make a rollover contribution) in one or more payments within three years.
Distributions from a Qualified Contract must commence no later than the required beginning date. For Roth IRAs, no distributions are required during the Owner’s lifetime. For IRAs other than Roth IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 72 (or age 70  1⁄2 if you reached this age prior to January 1, 2020). Under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 72 (or age 70  1⁄2 if you reached this age prior to January 1, 2020) or retire. The CARES Act also waived RMD for 2020. There is also no RMD required for an individual who reached age 70  1⁄2 in 2019 and did not have the RMD distributed in 2019.
Generally, RMDs must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the RMDs are not made, a 50% additional federal tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date will have an adverse impact on the determination of RMDs. If you are attempting to satisfy these rules through partial withdrawals, the present value of future benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 72 or older (or age 70  1⁄2 if you reached this age prior to January 1, 2020), you should consult with a tax adviser before taking a partial withdrawal.
Distributions – Non-Qualified Contracts
You, as an individual Owner, generally will not be taxed on increases in the value of the Contract until an actual or deemed distribution occurs – either as a withdrawal or as Annuity Payments.
Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received will generally be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. Lifetime Plus Payments and Income Focus Payments are treated as partial withdrawals. While the Benefit Base is greater than the Contract Value, if you begin receiving Lifetime Plus Payments or Income Focus Payments, it is possible that the IRS could assert that the amount you receive will be taxable as ordinary income up to an amount equal to the excess of the Benefit Base immediately before the withdrawal over your investment in the Contract at that time. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds your investment in the Contract.
If you take an annuitization, different rules apply. Periodic installments (for example, Annuity Payments) scheduled to be received at regular intervals (for example, monthly) should be treated as annuity payments (and not withdrawals) for tax purposes. Upon annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid your total Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.

Allianz VisionSM Statement of Additional Information – May 1, 2020

Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to an additional federal tax. The amount of the additional federal tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the additional federal tax. There is an exception to this 10% additional federal tax for amounts:
1)	paid on or after you reach age 59 1⁄2;
2)	paid after you die;
3)	paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);
4)	paid in a series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives of you and your designated Beneficiary;
5)	paid as annuity payments under an immediate annuity; or
6)	that come from Purchase Payments made before August 14, 1982.
With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1⁄2 or the close of the five year period that began on the date the first payment was received, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the 10% additional federal tax and interest for the period as described above. Adding Purchase Payments to a Contract that is making substantially equal periodic payments will also result in a modification of the payments.
Required Distributions
Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non Qualified Contract must contain certain provisions regarding distributions when an Owner dies. Specifically, Section 72(s) requires that: (a) if an Annuitant dies on or after a Full Annuitization, but before distribution of the entire Contract’s interest, the entire Contract’s interest must be distributed at least as rapidly as under the distribution method being used as of the Annuitant’s date of death; and (b) if any Owner (or the Annuitant if the Owner is a non-individual) dies before a Full Annuitization, the Contract’s entire interest must be distributed within five years after the Owner’s date of death. These requirements are satisfied as to any part of an Owner’s interest that is payable to, or for the benefit of, a designated Beneficiary and distributed over the designated Beneficiary’s life, or over a period not extending beyond that Beneficiary’s life expectancy, provided that distributions begin within one year of the Owner’s death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the deceased Owner’s surviving spouse, the surviving spouse can continue the Contract as the new Owner.
Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements.
Other rules may apply to Qualified Contracts.
Diversification
Code Section 817(h) and accompanying Treasury Department Regulations imposes diversification standards on the assets underlying variable annuity contracts. The Code provides that a variable annuity contract cannot be treated as an annuity contract for any period during which its investments are not adequately diversified as required by the United States Treasury Department. If the Contract no longer qualifies as an annuity contract, you would be subject to federal income tax each year with respect to Contract earnings accrued. We intend that all Contract Investment Options be managed by the investment advisers so that they comply with these diversification standards.
Owner Control
The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which an Owner’s control of the Separate Account’s investments may cause the Owner to be treated as the owner of the Separate Account’s assets, which would cause the Contract to lose its favorable tax treatment. In certain circumstances, variable annuity contract owners have been considered for federal income tax purposes to be the owners of the separate account’s assets, due to their ability to exercise investment control over those assets. In this case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area and some of our Contracts’ features, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the Investment Options have not been explicitly addressed in published rulings. While we believe

Allianz VisionSM Statement of Additional Information – May 1, 2020

that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets.
Contracts Owned by Non-Individuals
When a Non-Qualified Contract is owned by a non-individual (other than a trust holding the Contract as an agent for an individual), the Contract is not generally treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.
Annuity Purchases by Nonresident Aliens and Foreign Corporations
The preceding discussion provides general information regarding federal income tax consequences to Owners that are U.S. citizens or residents. Owners that are not U.S. citizens or residents are generally subject to 30% federal withholding tax on distributions, unless a lower treaty rate applies. In addition, Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Owners’ country of citizenship or residence.
Income Tax Withholding
Any part of a distribution that is included in the Owner’s gross income is subject to federal income tax withholding. Generally, we withhold amounts from periodic payments at the same rate as wages, and we withhold 10% from non-periodic payments. However, in most cases, you may elect not to have taxes withheld or to have withholding done at a different rate.
Certain distributions from retirement plans qualified under Code Section 401, that are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% federal income tax withholding. The 20% withholding requirement generally does not apply to:
•	a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of ten years or more; or
•	required minimum distributions; or
•	any part of a distribution not included in gross income (for example, returns of after-tax contributions); or
•	hardship withdrawals.
Participants should consult a tax adviser regarding withholding requirements.
Multiple Contracts
Code Section 72(e)(12) provides that multiple Non-Qualified deferred annuity contracts issued within the same calendar year to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining a distribution’s tax consequences. This treatment may result in adverse tax consequences, including more rapid taxation of distributions from combined contracts. For purposes of this rule, contracts received in a Section 1035 exchange are considered issued in the year of the exchange.
Partial 1035 Exchanges
Code Section 1035 provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. IRS guidance however, confirmed that the direct transfer of a part of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that this direct transfer can go into an existing annuity contract as well as a new annuity contract. If you perform a partial 1035 exchange, please be aware that no distributions or withdrawals can occur from the old or new annuity contract within 180 days of the partial exchange, unless you qualify for an exception to this rule. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before partial exchanging an annuity contract.
Assignments, Pledges and Gratuitous Transfers
Any assignment or pledge (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. The Contract will not qualify for tax deferral while the assignment or pledge is effective. Qualified Contracts generally cannot be assigned or pledged. For Non-Qualified Contracts, the Contract’s cost basis is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the

Allianz VisionSM Statement of Additional Information – May 1, 2020

assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than their spouse (or to a former spouse incidental to divorce), the Owner is taxed on the difference between his or her Contract Value and the Contract’s cost basis at the time of transfer and for each subsequent year until the assignment is released. In such case, the transferee’s investment in the Contract is increased to reflect the increase in the transferor’s income.
The transfer or assignment of Contract ownership, the designation of an Annuitant, the selection of certain Income Dates, or a Contract exchange may result in other tax consequences that are not discussed here. An Owner should consult a tax adviser before requesting a transfer, assignment, or exchange.
Death Benefits
Generally, any death benefit is taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments.
Spousal Continuation and the Federal Defense of Marriage ACT (DOMA)
Before June 26, 2013, pursuant to Section 3 of DOMA, same-sex marriages were not recognized for purposes of federal law. On that date, the U.S. Supreme Court held in United States v. Windsor that Section 3 of DOMA is unconstitutional. Valid same-sex marriages are now recognized under federal law for tax purposes.
The IRS has clarified its position regarding when a same-sex marriage will be recognized for federal tax purposes. If a couple is married in a jurisdiction (including a foreign country) that recognizes same-sex marriage, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside. However, the IRS did not recognize civil unions and registered domestic partnerships as marriages for federal tax purposes. Depending on the state in which your Contract is issued, we may offer certain spousal benefits to same-sex civil union couples, domestic partners or spouses. You should be aware, however, that, if state law does not recognize the civil union or registered domestic partnership as a marriage, we cannot permit the surviving partner/spouse to continue the Contract within the meaning of the federal tax law.
Same-sex civil union couples, domestic partners and spouses should contact their financial professional and a qualified tax adviser regarding their personal tax situation, the implications of any Contract benefits based on a spousal relationship, and their partner’s/spouse’s rights and benefits under the Contract.
Federal Estate Taxes
While no attempt is being made to discuss the Contract’s federal estate tax implications, an Owner should keep in mind the annuity contract’s value payable to a Beneficiary upon the Owner’s death is included in the deceased Owner’s gross estate. Depending on the annuity contract, the annuity’s value included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary, or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax
The Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations may require us to deduct this tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
Foreign Tax Credits
We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the Contract’s tax treatment could change. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

Allianz VisionSM Statement of Additional Information – May 1, 2020

Annuity Payments
We base Annuity Payments on your Contract Value. We guarantee the dollar amount of fixed Annuity Payments (equal installments) and this amount does not change except as provided under Annuity Option 3. If you request fixed Annuity Payments, the amount of Contract Value that you apply to fixed Annuity Payments is placed in our general account and does not participate in the Investment Options’ performance. Fixed Annuity Payments are based on an interest rate and mortality table specified in your Contract. Your Contract’s fixed Annuity Payment rates are guaranteed and we cannot use lower rates.
Variable payments are not predetermined and the dollar amount varies with your selected Investment Options’ performance. We use annuity units to determine your variable Annuity Payment amount.
Annuity Payments end upon the earliest of the following.
•	Under Annuity Options 1 and 3, the death of the last surviving Annuitant.
•	Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period. If we make a lump sum payment of the remaining guaranteed Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract ends upon payment of the lump sum.
•	Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
•	When the Contract ends.
Annuity Payment Options
The Annuity Payment Options are briefly described in prospectus section 9 – The Annuity Phase, and we included additional information that you may find helpful here.
Option 1. Life Annuity. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.
Option 2. Life Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the life of the Annuitant. If you take one single Full Annuitization and the Annuitant dies before the end of the selected guaranteed period, we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). If the Annuitant dies after the selected guaranteed period, the last payment is the one that is due before the Annuitant’s death. Alternatively, the Owner may elect to receive a lump sum payment. Under a Partial Annuitization, if the Annuitant dies before the end of the selected guaranteed period, we make a lump sum payment to the Beneficiary. The lump sum payment is equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the Annuitant’s death and a payment election form at our Service Center. For variable Annuity Payments, in most states, we base the remaining guaranteed Annuity Payments on the current value of the annuity units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of the Annuitant’s death and return of the Contract before we make any lump sum payment on [annuitize]. There are no additional costs associated with a lump sum payment.
Option 3. Joint and Last Survivor Annuity. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% of the previous amount, as selected by the Owner. Annuity Payments stop with the last payment that is due before the last surviving joint Annuitant’s death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract. This Annuity Option is not available under a Partial Annuitization.
Option 4. Joint and Last Survivor Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period,

Allianz VisionSM Statement of Additional Information – May 1, 2020

we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). If the Annuitant dies after the selected guaranteed period, the last payment is the one that is due before the Annuitant’s death. Alternatively, the Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the last surviving joint Annuitant’s death and a payment election form at our Service Center. For variable Annuity Payments, in most states, we base the remaining guaranteed Annuity Payments on the current value of the annuity units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of death of both joint Annuitants and return of the Contract before we make any lump sum payment. There are no additional costs associated with a lump sum payment. This Annuity Option is not available under a Partial Annuitization.
Option 5. Refund Life Annuity. We make Annuity Payments during the lifetime of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. After the Annuitant’s death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund equals the amount applied to this Annuity Option minus the total paid under this option.
For variable Annuity Payments, the amount of the refund depends on the current Investment Option allocation and is the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula.
(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]}
where:
(A)	=	annuity unit value of the subaccount for that given Investment Option when due proof of the Annuitant’s death is received at our Service Center.
(B)	=	The amount applied to variable Annuity Payments on the Income Date.
(C)	=	Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant’s death is received at our Service Center.
(D)	=	The number of annuity units used in determining each variable Annuity Payment attributable to that given subaccount when due proof of the Annuitant’s death is received at our Service Center.
(E)	=	Dollar value of first variable Annuity Payment.
(F)	=	Number of variable Annuity Payments made since the Income Date.
We base this calculation upon the allocation of annuity units actually in force at the time due proof of the Annuitant’s death is received at our Service Center. We do not pay a refund if the total refund determined using the above calculation is less than or equal to zero.
EXAMPLE
•	The Contract has one Owner who is a 65-year-old male. He selects variable Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item “B”).
•	The Owner who is also the Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item “C”).
•	The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is: $6.15 x ($100,000 / $1,000) = $615 (item “E”).
•	Assume the annuity unit value on the Income Date is $12, then the number of annuity units used in determining each Annuity Payment is: $615 / $12 = 51.25 (item “D”).
•	The Owner who is also the Annuitant dies after receiving 62 Annuity Payments (item “F”) and the annuity unit value for the subaccount on the date the Service Center receives due proof of death is $10 (item “A”).
We calculate the refund as follows:
(A) x {[(B) x (C) x (D)/(E)] – [(D) x (F)]} = 10 x {[100,000 x 1.00 x (51.25 / 615)] – [51.25 x 62]} =
10 x {[100,000 x 0.083333] – 3,177.50} = 10 x {8,333.33 – 3,177.50} = 10 x 5,155.83 = $51,558.30

Allianz VisionSM Statement of Additional Information – May 1, 2020

Annuity Units/Calculating Variable Annuity Payments
The first variable Annuity Payment is equal to the Contract Value you apply to variable Annuity Payments on the Income Date, divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for your selected Annuity Option.
We then purchase a fixed number of annuity units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Annuity Payment among your selected Investment Options’ subaccounts according to your future Purchase Payment allocation instructions. We then divide the Annuity Payment amount in each subaccount by the subaccount’s annuity unit value.
We determine the annuity unit value on each Business Day as follows:
•	we multiply the annuity unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and
•	divide by the assumed net investment factor for the current Business Day.
The assumed net investment factor for the current Business Day is one plus the annual assumed investment rate (AIR) adjusted to reflect the number of calendar days that lapsed since the immediately preceding Business Day. We allow an AIR of 3%, 5% or 7% based on your selection and applicable state law.
Thereafter, the number of subaccount annuity units remains unchanged unless you make a transfer. However, the number of annuity units changes if Annuity Option 3 is in effect, one Annuitant dies, and you requested Annuity Payments at 75% or 50% of the previous payment amount. All calculations appropriately reflect your selected payment frequency.
The Annuity Payment on each subsequent payment date is equal to the sum of the Annuity Payments for each subaccount. We determine the Annuity Payment for each subaccount by multiplying the subaccount’s number of annuity units by the annuity unit value on the payment date.

Allianz VisionSM Statement of Additional Information – May 1, 2020

Financial Statements
The audited statutory financial statements of Allianz Life as of and for the year ended December 31, 2019 are included in Part C of the Registration Statement and are incorporated herein by reference. The statutory financial statements should be considered only as bearing upon the ability of Allianz Life to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year or periods ended December 31, 2019 are also included in Part C of the Registration Statement and are incorporated herein by reference.

Allianz VisionSM Statement of Additional Information – May 1, 2020

Appendix A – Death of the Owner and/or Annuitant
The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract.
UPON THE DEATH OF A SOLE OWNER

Action under any portion of the Contract that is in the Accumulation Phase

•	We pay a death benefit to the Beneficiary unless the Beneficiary is the surviving spouse and continues the Contract. If you selected a Target Date Benefit or Investment Protector, this benefit ends unless the Contract is continued by a surviving spouse. If you selected a Lifetime Benefit, Income Protector or Income Focus, this benefit and any lifetime payments end unless the Contract is continued by a surviving spouse who is also both a Beneficiary and Covered Person. For a description of the death benefit and payout options, see prospectus section 10, Death Benefit - Death Benefit Payment Options During the Accumulation Phase.
•	The death benefit is the greater of the Contract Value or the guaranteed death benefit value. The guaranteed death benefit value is total Purchase Payments adjusted for withdrawals under the Traditional Death Benefit, or the Quarterly Anniversary Value under the Quarterly Value Death Benefit.
•	If a surviving spouse Beneficiary continues the Contract, as of the end of the Business Day we receive their Valid Claim:
–	we increase the Contract Value to equal the guaranteed death benefit value if greater, and the death benefit continues to be available to the surviving spouse’s Beneficiary(s),
–	the surviving spouse becomes the new Owner, and
–	the Accumulation Phase continues.
Action under any portion of the Contract that is in the Annuity Phase

•	The Beneficiary becomes the Payee. If we are still required to make Annuity Payments under the selected Annuity Option, the Beneficiary also becomes the new Owner.
•	If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•	If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
–	Annuity Option 1 or 3, payments end.
–	Annuity Option 2 or 4, payments end either when the guaranteed period expires, or when we pay any final lump sum.
–	Annuity Option 5, payments end and the Payee may receive a lump sum refund.
•	If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix A

UPON THE DEATH OF A JOINT OWNER

(NOTE: Joint Owners cannot take Partial Annuitizations)

Action under any portion of the Contract that is in the Accumulation Phase

•	The surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses there may also be contingent Beneficiaries.
•	We pay a death benefit to the surviving Joint Owner unless he or she is the surviving spouse and continues the Contract. If you selected a Target Date Benefit or Investment Protector, this benefit ends unless the Contract is continued by the surviving Joint Owner who is also a surviving spouse. If you selected a Lifetime Benefit, Income Protector or Income Focus, this benefit and any lifetime payments end unless the Contract is continued by the surviving Joint Owner who is also both the surviving spouse and a Covered Person. This means lifetime payments may end even if a Covered Person is still alive. For a description of the death benefit and payout options, see prospectus section 10, Death Benefit - Death Benefit Payment Options During the Accumulation Phase.
•	The death benefit is the greater of the Contract Value or the guaranteed death benefit value. The guaranteed death benefit value is total Purchase Payments adjusted for withdrawals under the Traditional Death Benefit, or the Quarterly Anniversary Value under the Quarterly Value Death Benefit.
•	If a surviving Joint Owner who is also a surviving spouse continues the Contract, as of the end of the Business Day we receive their Valid Claim:
–	we increase the Contract Value to equal the guaranteed death benefit value if greater, and the death benefit continues to be available to the surviving spouse’s Beneficiary(s),
–	the surviving Joint Owner/spouse becomes the new Owner, and
–	the Accumulation Phase continues.
Action under any portion of the Contract that is in the Annuity Phase

•	If we are still required to make Annuity Payments under the selected Annuity Option, the surviving Joint Owner becomes the sole Owner.
•	If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•	If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
–	Annuity Option 1 or 3, payments end.
–	Annuity Option 2 or 4, payments end either when the guaranteed period expires, or when we pay any final lump sum.
–	Annuity Option 5, payments end and the Payee may receive a lump sum refund.
•	If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix A

UPON THE DEATH OF AN ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT

Action under any portion of the Contract that is in the Accumulation Phase

•	If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), we do not pay a death benefit. The Owner can name a new Annuitant subject to our approval.
•	If the deceased Annuitant was a sole Owner, we pay a death benefit as discussed in the “Upon the Death of a Sole Owner” table. If the Contract is continued by a suviving spouse, the new spouse Owner can name a new Annuitant subject to our approval.
•	If the deceased Annuitant was a Joint Owner, we pay a death benefit as discussed in the “Upon the Death of a Joint Owner” table. If the Contract is continued by a suviving Joint Owner who is also a surviving spouse, the surviving Joint Owner can name a new Annuitant subject to our approval.
•	If the Contract is owned by a non-individual, we treat the death of the Annuitant as the death of a sole Owner, and we pay a death benefit as discussed in the “Upon the Death of a Sole Owner” table. NOTE: For non-individually owned Contracts, spousal continuation is only available if the Contract is Qualified, owned by a qualified plan or a custodian, and the suviving spouse is named as the sole contingent Beneficiary.
Action under any portion of the Contract that is in the Annuity Phase

•	If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
–	Annuity Option 1 or 3, payments end.
–	Annuity Option 2 or 4, payments end either when the guaranteed period expires, or when we pay any final lump sum.
–	Annuity Option 5, payments end and the Payee may receive a lump sum refund.
•	If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a sole Owner, the Beneficiary becomes the new sole Owner.
•	If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

UPON THE DEATH OF THE ANNUITANT DURING THE ANNUITY PHASE AND THERE IS A SURVIVING JOINT ANNUITANT

(NOTE: We only allow joint Annuitants on Full Annuitization)

•	Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity Options 3, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant . Under Annuity Option 4, Annuity Payments to the Payee continue untile either the guaranteed period expires, or when we pay any final lump sum.
•	No death benefit is payable.
•	If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a sole Owner, the Beneficiary becomes the new Owner.
•	If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix A

Appendix B – Historic Rate Sheet Supplements
Allianz VisionSM Variable Annuity
Issued by
Allianz Life Insurance Company of North America AND Allianz Life Variable Account B
to the
Prospectus dated April 29, 2019 for contracts issued on or after April 29, 2013 and the
Prospectus dated April 29, 2019 for contracts issued on or prior to April 26, 2013
Following is a consolidation of the information provided in the Income Protector Rider Rate Sheet Supplements that were effective from April 29, 2019 through April 24, 2020 and used with the prospectuses listed above.
Income Protector Rider Rates for Benefit Versions: (09.19, 10.19, 11.19, 12.19, 01.20,02.20, 03.20, 04.20) Available from September 4, 2019 through April 24, 2020
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
5%, which is 1.25% simple interest applied on quarterly anniversaries	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	3.50% 4.00% 5.00%	60 – 64 65 – 79 80+	3.00% 3.50% 4.50%
NOTE: The minimum exercise age that Lifetime Plus Payments can begin is age 60 for these benefit versions.

Income Protector Rider Rates for Benefit Versions: (07.19, 08.19) Available from July 2, 2019 through September 3, 2019
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
5%, which is 1.25% simple interest applied on quarterly anniversaries	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
NOTE: The minimum exercise age that Lifetime Plus Payments can begin is age 60 for these benefit versions.

Income Protector Rider Rates for Benefit Versions: (05.19, 06.19) Available from May 7, 2019 through July 1, 2019
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
6%, which is 1.50% simple interest applied on quarterly anniversaries	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
NOTE: The minimum exercise age that Lifetime Plus Payments can begin is age 60 for these benefit versions.

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix B

Income Protector Rider Rates for Benefit Version (04.19v2) Available from April 29, 2019 through May 6, 2019
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
7%, which is 1.75% simple interest applied on quarterly anniversaries	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
NOTE: The minimum exercise age that Lifetime Plus Payments can begin is age 60 for these benefit versions.
Prospectus dated May 1, 2018 for contracts issued on or after April 29, 2013 and the
Prospectus dated May 1, 2018 for contracts issued on or prior to April 26, 2013
Following is a consolidation of the information provided in the Income Protector Rider Rate Sheet Supplements that were effective from May 1, 2018 through April 28, 2019 and used with the prospectuses listed above.
Income Protector Rider Rates for Benefit Versions: (05.18, 06.18, 07.18, 08.18, 09.18, 10.18, 11.18, 12.18, 01.19, 02.19, 03.19, 04.19v1) Available from May 1, 2018 through April 28, 2019
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
7%, which is 1.75% simple interest applied on quarterly anniversaries	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
NOTE: The minimum exercise age that Lifetime Plus Payments can begin is age 60 for these benefit versions.
Prospectus dated May 1, 2017 for contracts issued on or after April 29, 2013 and the
Prospectus dated May 1, 2017 for contracts issued on or prior to April 26, 2013
Following is a consolidation of the information provided in the Income Protector Rider Rate Sheet Supplements that were effective during the period May 1, 2017 through April 30, 2018 and used with the prospectuses listed above.
Income Protector Rider Rates for Benefit Versions: (03.18, 04.18) Available from March 6, 2018 through April 30, 2018
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
7%, which is 1.75% simple interest applied on quarterly anniversaries	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
NOTE: The minimum exercise age that Lifetime Plus Payments can begin is age 60 for these benefit versions.

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix B

Income Protector Rider Rates for Benefit Versions: (05.17, 06.17, 07.17, 08.17, 09.17, 10.17, 11.17, 12.17, 01.18, 02.18) Available from May 1, 2017 through March 5, 2018
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
6%, which is 1.50% simple interest applied on quarterly anniversaries	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
NOTE: The minimum exercise age that Lifetime Plus Payments can begin is age 60 for these benefit versions.
Prospectus dated April 25, 2016 for contracts issued on or after April 29, 2013 and the
Prospectus dated April 25, 2016 for contracts issued on or prior to April 26, 2013
Following is a consolidation of the information provided in the Income Protector and Investment Protector Rider Rate Sheet Supplements that were effective during the period April 25, 2016 through April 30, 2017 and used with the prospectuses listed above.
Income Protector Rider Rates for Benefit Versions: (03.17, 04.17) Available from March 7, 2017 through April 30, 2017
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
6%, which is 1.50% simple interest applied on quarterly anniversaries	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
NOTE: The minimum exercise age that Lifetime Plus Payments can begin is age 60 for these benefit versions.

Income Protector Rider Rates for Benefit Versions: (01.17, 02.17) Available from January 3, 2017 through March 6, 2017
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
5%, which is 1.25% simple interest applied on quarterly anniversaries	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
NOTE: The minimum exercise age that Lifetime Plus Payments can begin is age 60 for these benefit versions.

Income Protector Rider Rates for Benefit Version: (12.16) Available from December 6, 2017 through January 2, 2017
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
4%, which is 1.00% simple interest applied on quarterly anniversaries	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.00% 4.50% 5.50%	60 – 64 65 – 79 80+	3.50% 4.00% 5.00%
NOTE: The minimum exercise age that Lifetime Plus Payments can begin is age 60 for these benefit versions.

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix B

Income Protector Rider Rates for Benefit Versions: (09.16, 10.16, 11.16) Available from September 6, 2016 through December 5, 2016
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
4%, which is 1.00% simple interest applied on quarterly anniversaries	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	3.75% 4.25% 5.25%	60 – 64 65 – 79 80+	3.25% 3.75% 4.75%
NOTE: The minimum exercise age that Lifetime Plus Payments can begin is age 60 for these benefit versions.

Income Protector Rider Rates for Benefit Versions: (07.16, 08.16) Available from July 5, 2016 through September 5, 2016
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
4%, which is 1.00% simple interest applied on quarterly anniversaries	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%
NOTE: The minimum exercise age that Lifetime Plus Payments can begin is age 60 for these benefit versions.

Income Protector Rider Rates for Benefit Versions: (05.16, 06.16) Available from May 3, 2016 through July 4, 2016
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
5%, which is 1.25% simple interest applied on quarterly anniversaries	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%
NOTE: The minimum exercise age that Lifetime Plus Payments can begin is age 60 for these benefit versions.

Income Protector Rider Rates for Benefit Version: (04.16) Available from April 25, 2016 through May 2, 2016
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
6%, which is 1.5% simple interest applied on quarterly anniversaries	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%
NOTE: The minimum exercise age that Lifetime Plus Payments can begin is age 60 for these benefit versions.

Investment Protector Rider Rates for Benefit Versions: (04.16, 05.16, 06.16, 07.16, 08.16, 09.16, 10.16) Available from April 25, 2016 through October 16, 2016
Earliest Anniversary used to determine the initial Target Value Date	Subsequent Future Anniversary used to determine subsequent Target Value Dates	Guarantee Percentage used to calculate the Target Value
Tenth Rider Anniversary	Fifth Rider Anniversary	80%

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix B

Prospectus dated April 27, 2015 for contracts issued on or after April 29, 2013 and the
Prospectus dated April 27, 2015 for contracts issued on or prior to April 26, 2013
The following is a consolidation of the information provided in the Income Protector and Investment Protector Rider Rate Sheet Supplements that were effective during the period April 27, 2015 through April 22, 2016 and used with the prospectuses listed above.
Income Protector Rider Rates for Benefit Version: (04.15) Available from April 27, 2015 through April 22, 2016
Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages Table
6%, which is 1.5% simple interest applied on quarterly anniversaries	30	Covered Person’s age for single Lifetime Plus Payments		Younger Covered Person’s age for joint Lifetime Plus Payments
		60 – 64 65 – 79 80+	4.0% 4.5% 5.5%	60 – 64 65 – 79 80+	3.5% 4.0% 5.0%
NOTE: The minimum exercise age that Lifetime Plus Payments can begin is age 60 for these benefit versions.

Investment Protector Rider Rates for Benefit Version: (04.15) Available from May 3, 2016 through October 16, 2016
Earliest Anniversary used to determine the initial Target Value Date	Subsequent Future Anniversary used to determine subsequent Target Value Dates	Guarantee Percentage used to calculate the Target Value
Tenth Rider Anniversary	Fifth Rider Anniversary	80%

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix B

Appendix C – Condensed Financial Information
The financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B are included in Part C of the Registration Statement.
Accumulation unit value (AUV) information corresponding to the highest and lowest combination of M&E charges for the Contract as of the end of the most recent calendar year are found in the prospectus – Appendix B. A separate rider charge may also apply to your Contract if you select Income Protector, Income Focus or Investment Protector, which is not reflected in the table below. See the Fee Tables for further information regarding the rider charge. AUV information for the additional combinations of charges are found below.
This information should be read in conjunction with the financial statements and related Separate Account notes that are included in Part C of the Registration Statement.
Base Contract and Optional Benefits as follows:	M&E Charge
Quarterly Value Death Benefit	1.70%
Bonus Option	1.70%
Short Withdrawal Charge Option	1.65%
No Withdrawal Charge Option	1.75%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	1.95%
Quarterly Value Death Benefit and No Withdrawal Charge Option	2.05%

Base Contract with Lifetime Plus Benefit (available from May 1, 2007 through January 23, 2009) and Optional Benefits:	Payment Type	M&E Charge(1)	M&E Charge(2)
Without Optional Benefits	single	2.10%	2.60%
Quarterly Value Death Benefit	single	2.40%	2.90%
Bonus Option	single	2.40%	2.90%
Short Withdrawal Charge Option	single	2.35%	2.85%
No Withdrawal Charge Option	single	2.45%	2.95%
Quarterly Value Death Benefit and Bonus Option	single	2.70%	3.20%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	single	2.65%	3.15%
Quarterly Value Death Benefit and No Withdrawal Charge Option	single	2.75%	3.25%
Without Optional Benefits	joint	2.25%	2.75%
Quarterly Value Death Benefit	joint	2.55%	3.05%
Bonus Option	joint	2.55%	3.05%
Short Withdrawal Charge Option	joint	2.50%	3.00%
No Withdrawal Charge Option	joint	2.60%	3.10%
Quarterly Value Death Benefit and Bonus Option	joint	2.85%	3.35%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	joint	2.80%	3.30%
Quarterly Value Death Benefit and No Withdrawal Charge Option	joint	2.90%	3.40%

Base Contract with Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (both available from January 26, 2009 through March 31, 2009) and Optional Benefits:	Payment Type	M&E Charge(1)	M&E Charge(2)
Without Optional Benefits	single	2.35%	2.60%
Quarterly Value Death Benefit	single	2.65%	2.90%
Bonus Option	single	2.65%	2.90%
Short Withdrawal Charge Option	single	2.60%	2.85%
No Withdrawal Charge Option	single	2.70%	2.95%
Quarterly Value Death Benefit and Bonus Option	single	2.95%	3.20%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	single	2.90%	3.15%
Quarterly Value Death Benefit and No Withdrawal Charge Option	single	3.00%	3.25%
Without Optional Benefits	joint	2.50%	2.75%
Quarterly Value Death Benefit	joint	2.80%	3.05%
Bonus Option	joint	2.80%	3.05%
Short Withdrawal Charge Option	joint	2.75%	3.00%
No Withdrawal Charge Option	joint	2.85%	3.10%

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Base Contract with Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (both available from January 26, 2009 through March 31, 2009) and Optional Benefits:	Payment Type	M&E Charge(1)	M&E Charge(2)
Quarterly Value Death Benefit and Bonus Option	joint	3.10%	3.35%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	joint	3.05%	3.30%
Quarterly Value Death Benefit and No Withdrawal Charge Option	joint	3.15%	3.40%

Base Contract with Lifetime Plus II Benefit
(available from November 12, 2007 through January 23, 2009)
or Lifetime Plus 10 Benefit
(available from July 17, 2008 through January 23, 2009)
and Optional Benefits:	Payment Type	M&E Charge(1) (before payments begin)	M&E Charge(1) (after payments begin)	M&E Charge(2) (before payments begin)	M&E Charge(2) (after payments begin)
Without Optional Benefits	single	2.20%	2.10%	2.60%	2.50%
Quarterly Value Death Benefit	single	2.50%	2.40%	2.90%	2.80%
Bonus Option	single	2.50%	2.40%	2.90%	2.80%
Short Withdrawal Charge Option	single	2.45%	2.35%	2.85%	2.75%
No Withdrawal Charge Option	single	2.55%	2.45%	2.95%	2.85%
Quarterly Value Death Benefit and Bonus Option	single	2.80%	2.70%	3.20%	3.10%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	single	2.75%	2.65%	3.15%	3.05%
Quarterly Value Death Benefit and No Withdrawal Charge Option	single	2.85%	2.75%	3.25%	3.15%
Without Optional Benefits	joint	2.35%	2.25%	2.75%	2.65%
Quarterly Value Death Benefit	joint	2.65%	2.55%	3.05%	2.95%
Bonus Option	joint	2.65%	2.55%	3.05%	2.95%
Short Withdrawal Charge Option	joint	2.60%	2.50%	3.00%	2.90%
No Withdrawal Charge Option	joint	2.70%	2.60%	3.10%	3.00%
Quarterly Value Death Benefit and Bonus Option	joint	2.95%	2.85%	3.35%	3.25%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	joint	2.90%	2.80%	3.30%	3.20%
Quarterly Value Death Benefit and No Withdrawal Charge Option	joint	3.00%	2.90%	3.40%	3.30%
(1)	Had no qualifying event or had a qualifying event, but declined the M&E charge increase.
(2)	Had a qualifying event and accepted the M&E charge increase.

NOTE: A qualifying event is the reset of a Lifetime Benefit’s Annual Increase or an automatic annual Lifetime Plus Payment increase that occurred on or after April 29, 2013.

Base Contract with Target Date Retirement Benefit (available from May 1, 2008 through January 23, 2009) and Optional Benefits:	M&E Charge	Base Contract with Target Date 10 Benefit (available from January 26, 2009 through March 31, 2009) and Optional Benefits:	M&E Charge
Without Optional Benefits	1.80%	Without Optional Benefits	1.95%
Quarterly Value Death Benefit	2.10%	Quarterly Value Death Benefit	2.25%
Bonus Option	2.30%	Bonus Option	2.45%
Short Withdrawal Charge Option	2.05%	Short Withdrawal Charge Option	2.20%
No Withdrawal Charge Option	2.15%	No Withdrawal Charge Option	2.30%
Quarterly Value Death Benefit and Bonus Option	2.60%	Quarterly Value Death Benefit and Bonus Option	2.75%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	2.35%	Quarterly Value Death Benefit and Short Withdrawal Charge Option	2.50%
Quarterly Value Death Benefit and No Withdrawal Charge Option	2.45%	Quarterly Value Death Benefit and No Withdrawal Charge Option	2.60%

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

(Number of Accumulation Units in thousands)
Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Balanced Index Strategy Fund
1.65%
	12/31/2010	10.030	10.901	1,560
	12/31/2011	10.901	10.982	2,893
	12/31/2012	10.982	11.913	3,012
	12/31/2013	11.913	13.233	3,068
	12/31/2014	13.233	13.812	2,974
	12/31/2015	13.812	13.588	2,447
	12/31/2016	13.588	14.268	2,248
	12/31/2017	14.268	15.649	2,047
	12/31/2018	15.649	14.720	1,795
	12/31/2019	14.720	16.976	1,665
1.70%
	12/31/2010	10.029	10.895	1,290
	12/31/2011	10.895	10.970	2,322
	12/31/2012	10.970	11.894	2,383
	12/31/2013	11.894	13.205	2,352
	12/31/2014	13.205	13.776	2,274
	12/31/2015	13.776	13.546	2,155
	12/31/2016	13.546	14.217	1,911
	12/31/2017	14.217	15.585	1,691
	12/31/2018	15.585	14.653	1,546
	12/31/2019	14.653	16.890	1,270
1.75%
	12/31/2010	10.028	10.888	140
	12/31/2011	10.888	10.958	295
	12/31/2012	10.958	11.875	282
	12/31/2013	11.875	13.178	282
	12/31/2014	13.178	13.741	280
	12/31/2015	13.741	13.504	260
	12/31/2016	13.504	14.166	257
	12/31/2017	14.166	15.522	239
	12/31/2018	15.522	14.586	219
	12/31/2019	14.586	16.804	211
1.80%
	12/31/2010	10.027	10.882	1,435
	12/31/2011	10.882	10.946	1,549
	12/31/2012	10.946	11.856	1,597
	12/31/2013	11.856	13.150	1,950
	12/31/2014	13.150	13.705	2,045
	12/31/2015	13.705	13.462	2,324
	12/31/2016	13.462	14.115	1,995
	12/31/2017	14.115	15.458	1,843
	12/31/2018	15.458	14.519	1,678
	12/31/2019	14.519	16.718	1,474

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.95%
	12/31/2010	10.024	10.863	872
	12/31/2011	10.863	10.910	1,404
	12/31/2012	10.910	11.799	1,536
	12/31/2013	11.799	13.067	1,730
	12/31/2014	13.067	13.599	1,870
	12/31/2015	13.599	13.337	1,630
	12/31/2016	13.337	13.963	1,521
	12/31/2017	13.963	15.270	1,423
	12/31/2018	15.270	14.320	1,308
	12/31/2019	14.320	16.464	878
2.05%
	12/31/2010	10.022	10.850	868
	12/31/2011	10.850	10.886	516
	12/31/2012	10.886	11.762	546
	12/31/2013	11.762	13.013	645
	12/31/2014	13.013	13.528	596
	12/31/2015	13.528	13.255	786
	12/31/2016	13.255	13.863	759
	12/31/2017	13.863	15.145	653
	12/31/2018	15.145	14.189	635
	12/31/2019	14.189	16.297	630
2.10%
	12/31/2010	10.021	10.843	1,066
	12/31/2011	10.843	10.874	1,252
	12/31/2012	10.874	11.743	1,930
	12/31/2013	11.743	12.986	2,249
	12/31/2014	12.986	13.493	2,465
	12/31/2015	13.493	13.214	3,229
	12/31/2016	13.214	13.813	3,492
	12/31/2017	13.813	15.083	3,482
	12/31/2018	15.083	14.124	3,368
	12/31/2019	14.124	16.214	3,327
2.15%
	12/31/2010	10.020	10.837	49
	12/31/2011	10.837	10.862	47
	12/31/2012	10.862	11.724	52
	12/31/2013	11.724	12.958	66
	12/31/2014	12.958	13.458	69
	12/31/2015	13.458	13.173	58
	12/31/2016	13.173	13.764	48
	12/31/2017	13.764	15.021	37
	12/31/2018	15.021	14.059	37
	12/31/2019	14.059	16.132	37
2.20%
	12/31/2010	10.019	10.830	481
	12/31/2011	10.830	10.850	472
	12/31/2012	10.850	11.705	441
	12/31/2013	11.705	12.931	464
	12/31/2014	12.931	13.423	467
	12/31/2015	13.423	13.132	556
	12/31/2016	13.132	13.714	546
	12/31/2017	13.714	14.960	546
	12/31/2018	14.960	13.994	527
	12/31/2019	13.994	16.050	493

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.25%
	12/31/2010	10.018	10.824	298
	12/31/2011	10.824	10.839	295
	12/31/2012	10.839	11.687	298
	12/31/2013	11.687	12.904	325
	12/31/2014	12.904	13.388	325
	12/31/2015	13.388	13.092	366
	12/31/2016	13.092	13.665	357
	12/31/2017	13.665	14.899	381
	12/31/2018	14.899	13.930	337
	12/31/2019	13.930	15.968	269
2.30%
	12/31/2010	10.017	10.817	14
	12/31/2011	10.817	10.827	16
	12/31/2012	10.827	11.668	13
	12/31/2013	11.668	12.877	12
	12/31/2014	12.877	13.354	16
	12/31/2015	13.354	13.051	23
	12/31/2016	13.051	13.616	19
	12/31/2017	13.616	14.838	16
	12/31/2018	14.838	13.866	16
	12/31/2019	13.866	15.887	18
2.35%
	12/31/2010	10.016	10.811	1,438
	12/31/2011	10.811	10.815	1,529
	12/31/2012	10.815	11.649	1,501
	12/31/2013	11.649	12.850	1,438
	12/31/2014	12.850	13.319	1,380
	12/31/2015	13.319	13.011	1,324
	12/31/2016	13.011	13.567	1,250
	12/31/2017	13.567	14.777	1,145
	12/31/2018	14.777	13.802	986
	12/31/2019	13.802	15.806	900
2.40%
	12/31/2010	10.015	10.804	271
	12/31/2011	10.804	10.803	323
	12/31/2012	10.803	11.631	347
	12/31/2013	11.631	12.823	352
	12/31/2014	12.823	13.284	427
	12/31/2015	13.284	12.971	411
	12/31/2016	12.971	13.518	598
	12/31/2017	13.518	14.717	419
	12/31/2018	14.717	13.739	411
	12/31/2019	13.739	15.726	459
2.45%
	12/31/2010	10.014	10.798	210
	12/31/2011	10.798	10.791	203
	12/31/2012	10.791	11.612	202
	12/31/2013	11.612	12.796	212
	12/31/2014	12.796	13.250	166
	12/31/2015	13.250	12.931	215
	12/31/2016	12.931	13.470	221
	12/31/2017	13.470	14.657	161
	12/31/2018	14.657	13.676	133
	12/31/2019	13.676	15.646	123

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.50%
	12/31/2010	10.013	10.792	1,483
	12/31/2011	10.792	10.779	1,457
	12/31/2012	10.779	11.594	1,389
	12/31/2013	11.594	12.769	1,182
	12/31/2014	12.769	13.216	1,096
	12/31/2015	13.216	12.891	1,114
	12/31/2016	12.891	13.421	924
	12/31/2017	13.421	14.597	881
	12/31/2018	14.597	13.613	838
	12/31/2019	13.613	15.566	728
2.55%
	12/31/2010	10.013	10.785	124
	12/31/2011	10.785	10.768	112
	12/31/2012	10.768	11.575	119
	12/31/2013	11.575	12.743	143
	12/31/2014	12.743	13.181	182
	12/31/2015	13.181	12.851	132
	12/31/2016	12.851	13.373	143
	12/31/2017	13.373	14.537	129
	12/31/2018	14.537	13.551	133
	12/31/2019	13.551	15.487	134
2.60%
	12/31/2010	10.012	10.779	484
	12/31/2011	10.779	10.756	406
	12/31/2012	10.756	11.557	348
	12/31/2013	11.557	12.716	404
	12/31/2014	12.716	13.147	481
	12/31/2015	13.147	12.811	516
	12/31/2016	12.811	13.325	506
	12/31/2017	13.325	14.478	502
	12/31/2018	14.478	13.489	461
	12/31/2019	13.489	15.408	448
2.65%
	12/31/2010	10.011	10.772	644
	12/31/2011	10.772	10.744	638
	12/31/2012	10.744	11.538	596
	12/31/2013	11.538	12.689	555
	12/31/2014	12.689	13.113	541
	12/31/2015	13.113	12.771	476
	12/31/2016	12.771	13.277	500
	12/31/2017	13.277	14.418	426
	12/31/2018	14.418	13.427	356
	12/31/2019	13.427	15.330	317
2.70%
	12/31/2010	10.010	10.766	59
	12/31/2011	10.766	10.732	51
	12/31/2012	10.732	11.520	49
	12/31/2013	11.520	12.663	75
	12/31/2014	12.663	13.079	64
	12/31/2015	13.079	12.732	59
	12/31/2016	12.732	13.230	61
	12/31/2017	13.230	14.360	54
	12/31/2018	14.360	13.365	55
	12/31/2019	13.365	15.252	53

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.75%
	12/31/2010	10.009	10.759	436
	12/31/2011	10.759	10.721	337
	12/31/2012	10.721	11.501	315
	12/31/2013	11.501	12.636	265
	12/31/2014	12.636	13.045	351
	12/31/2015	13.045	12.692	326
	12/31/2016	12.692	13.182	451
	12/31/2017	13.182	14.301	442
	12/31/2018	14.301	13.304	441
	12/31/2019	13.304	15.174	399
2.80%
	12/31/2010	10.008	10.753	258
	12/31/2011	10.753	10.709	247
	12/31/2012	10.709	11.483	252
	12/31/2013	11.483	12.610	264
	12/31/2014	12.610	13.011	228
	12/31/2015	13.011	12.653	201
	12/31/2016	12.653	13.135	195
	12/31/2017	13.135	14.242	178
	12/31/2018	14.242	13.243	143
	12/31/2019	13.243	15.097	119
2.85%
	12/31/2010	10.007	10.747	78
	12/31/2011	10.747	10.697	74
	12/31/2012	10.697	11.465	74
	12/31/2013	11.465	12.583	96
	12/31/2014	12.583	12.977	72
	12/31/2015	12.977	12.614	71
	12/31/2016	12.614	13.088	73
	12/31/2017	13.088	14.184	78
	12/31/2018	14.184	13.182	103
	12/31/2019	13.182	15.020	96
2.90%
	12/31/2010	10.006	10.740	149
	12/31/2011	10.740	10.685	117
	12/31/2012	10.685	11.446	117
	12/31/2013	11.446	12.557	154
	12/31/2014	12.557	12.944	174
	12/31/2015	12.944	12.575	188
	12/31/2016	12.575	13.041	166
	12/31/2017	13.041	14.126	168
	12/31/2018	14.126	13.122	160
	12/31/2019	13.122	14.944	144
2.95%
	12/31/2010	10.005	10.734	255
	12/31/2011	10.734	10.674	208
	12/31/2012	10.674	11.428	189
	12/31/2013	11.428	12.531	184
	12/31/2014	12.531	12.910	136
	12/31/2015	12.910	12.536	127
	12/31/2016	12.536	12.994	101
	12/31/2017	12.994	14.068	59
	12/31/2018	14.068	13.061	46
	12/31/2019	13.061	14.868	56

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.00%
	12/31/2010	10.004	10.727	4
	12/31/2011	10.727	10.662	4
	12/31/2012	10.662	11.410	6
	12/31/2013	11.410	12.504	9
	12/31/2014	12.504	12.877	35
	12/31/2015	12.877	12.497	50
	12/31/2016	12.497	12.947	72
	12/31/2017	12.947	14.011	62
	12/31/2018	14.011	13.001	65
	12/31/2019	13.001	14.792	55
3.05%
	12/31/2010	10.003	10.721	85
	12/31/2011	10.721	10.650	67
	12/31/2012	10.650	11.392	82
	12/31/2013	11.392	12.478	73
	12/31/2014	12.478	12.843	79
	12/31/2015	12.843	12.459	94
	12/31/2016	12.459	12.901	95
	12/31/2017	12.901	13.954	158
	12/31/2018	13.954	12.942	161
	12/31/2019	12.942	14.717	125
3.10%
	12/31/2010	10.002	10.715	18
	12/31/2011	10.715	10.639	12
	12/31/2012	10.639	11.374	10
	12/31/2013	11.374	12.452	15
	12/31/2014	12.452	12.810	22
	12/31/2015	12.810	12.420	18
	12/31/2016	12.420	12.854	17
	12/31/2017	12.854	13.897	11
	12/31/2018	13.897	12.882	10
	12/31/2019	12.882	14.642	10
3.15%
	12/31/2010	10.001	10.708	0
	12/31/2011	10.708	10.627	0
	12/31/2012	10.627	11.355	0
	12/31/2013	11.355	12.426	3
	12/31/2014	12.426	12.777	12
	12/31/2015	12.777	12.382	13
	12/31/2016	12.382	12.808	20
	12/31/2017	12.808	13.840	18
	12/31/2018	13.840	12.823	19
	12/31/2019	12.823	14.568	17
3.20%
	12/31/2013	N/A	13.937	2
	12/31/2014	13.937	14.323	9
	12/31/2015	14.323	13.874	6
	12/31/2016	13.874	14.344	11
	12/31/2017	14.344	15.492	11
	12/31/2018	15.492	14.347	10
	12/31/2019	14.347	16.290	9

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.25%
	12/31/2013	N/A	13.906	0
	12/31/2014	13.906	14.284	0
	12/31/2015	14.284	13.829	0
	12/31/2016	13.829	14.291	0
	12/31/2017	14.291	15.426	0
	12/31/2018	15.426	14.279	0
	12/31/2019	14.279	16.205	0
3.30%
	12/31/2013	N/A	12.348	0
	12/31/2014	12.348	12.678	1
	12/31/2015	12.678	12.267	0
	12/31/2016	12.267	12.671	0
	12/31/2017	12.671	13.671	0
	12/31/2018	13.671	12.648	0
	12/31/2019	12.648	14.347	0
3.35%
	12/31/2013	N/A	13.843	0
	12/31/2014	13.843	14.206	0
	12/31/2015	14.206	13.739	1
	12/31/2016	13.739	14.184	2
	12/31/2017	14.184	15.296	2
	12/31/2018	15.296	14.144	2
	12/31/2019	14.144	16.036	2
3.40%
	12/31/2013	N/A	13.812	0
	12/31/2014	13.812	14.167	0
	12/31/2015	14.167	13.694	0
	12/31/2016	13.694	14.131	0
	12/31/2017	14.131	15.231	0
	12/31/2018	15.231	14.077	0
	12/31/2019	14.077	15.952	0
AZL DFA Five-Year Global Fixed Income Fund
1.65%
	12/31/2017	N/A	9.802	17
	12/31/2018	9.802	9.753	83
	12/31/2019	9.753	9.929	61
1.70%
	12/31/2017	N/A	9.788	8
	12/31/2018	9.788	9.735	173
	12/31/2019	9.735	9.906	123
1.75%
	12/31/2017	N/A	9.775	0
	12/31/2018	9.775	9.717	0
	12/31/2019	9.717	9.883	0
1.80%
	12/31/2017	N/A	9.762	0
	12/31/2018	9.762	9.699	6
	12/31/2019	9.699	9.860	28
1.95%
	12/31/2017	N/A	9.723	0
	12/31/2018	9.723	9.646	2
	12/31/2019	9.646	9.791	10
2.05%
	12/31/2017	N/A	9.697	0
	12/31/2018	9.697	9.610	6
	12/31/2019	9.610	9.745	63

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.10%
	12/31/2017	N/A	9.684	10
	12/31/2018	9.684	9.592	14
	12/31/2019	9.592	9.722	2
2.15%
	12/31/2017	N/A	9.671	0
	12/31/2018	9.671	9.575	0
	12/31/2019	9.575	9.699	8
2.20%
	12/31/2017	N/A	9.658	0
	12/31/2018	9.658	9.557	6
	12/31/2019	9.557	9.676	8
2.25%
	12/31/2017	N/A	9.645	0
	12/31/2018	9.645	9.539	31
	12/31/2019	9.539	9.654	108
2.30%
	12/31/2017	N/A	9.632	0
	12/31/2018	9.632	9.522	0
	12/31/2019	9.522	9.631	0
2.35%
	12/31/2017	N/A	9.619	3
	12/31/2018	9.619	9.504	22
	12/31/2019	9.504	9.609	84
2.40%
	12/31/2017	N/A	9.606	0
	12/31/2018	9.606	9.487	14
	12/31/2019	9.487	9.586	1
2.45%
	12/31/2017	N/A	9.593	0
	12/31/2018	9.593	9.469	0
	12/31/2019	9.469	9.564	0
2.50%
	12/31/2017	N/A	9.580	1
	12/31/2018	9.580	9.452	20
	12/31/2019	9.452	9.541	28
2.55%
	12/31/2017	N/A	9.568	0
	12/31/2018	9.568	9.434	1
	12/31/2019	9.434	9.519	0
2.60%
	12/31/2017	N/A	9.555	0
	12/31/2018	9.555	9.417	22
	12/31/2019	9.417	9.497	3
2.65%
	12/31/2017	N/A	9.542	0
	12/31/2018	9.542	9.400	105
	12/31/2019	9.400	9.474	106
2.70%
	12/31/2017	N/A	9.529	0
	12/31/2018	9.529	9.382	1
	12/31/2019	9.382	9.452	0
2.75%
	12/31/2017	N/A	9.516	0
	12/31/2018	9.516	9.365	11
	12/31/2019	9.365	9.430	4

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.80%
	12/31/2017	N/A	9.504	0
	12/31/2018	9.504	9.348	0
	12/31/2019	9.348	9.408	1
2.85%
	12/31/2017	N/A	9.491	0
	12/31/2018	9.491	9.330	2
	12/31/2019	9.330	9.386	1
2.90%
	12/31/2017	N/A	9.478	0
	12/31/2018	9.478	9.313	4
	12/31/2019	9.313	9.364	0
2.95%
	12/31/2017	N/A	9.465	0
	12/31/2018	9.465	9.296	5
	12/31/2019	9.296	9.342	0
3.00%
	12/31/2017	N/A	9.453	0
	12/31/2018	9.453	9.279	0
	12/31/2019	9.279	9.320	0
3.05%
	12/31/2017	N/A	9.440	0
	12/31/2018	9.440	9.262	0
	12/31/2019	9.262	9.298	0
3.10%
	12/31/2017	N/A	9.427	0
	12/31/2018	9.427	9.245	0
	12/31/2019	9.245	9.276	0
3.15%
	12/31/2017	N/A	9.415	0
	12/31/2018	9.415	9.228	0
	12/31/2019	9.228	9.255	0
3.20%
	12/31/2017	N/A	9.402	0
	12/31/2018	9.402	9.211	0
	12/31/2019	9.211	9.233	0
3.25%
	12/31/2017	N/A	9.389	0
	12/31/2018	9.389	9.194	0
	12/31/2019	9.194	9.211	0
3.30%
	12/31/2017	N/A	9.377	0
	12/31/2018	9.377	9.177	0
	12/31/2019	9.177	9.190	0
3.35%
	12/31/2017	N/A	9.364	0
	12/31/2018	9.364	9.160	0
	12/31/2019	9.160	9.168	0
3.40%
	12/31/2017	N/A	9.352	0
	12/31/2018	9.352	9.143	0
	12/31/2019	9.143	9.147	0

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL DFA Multi-Strategy Fund
1.65%
	12/31/2010	10.062	11.225	3,759
	12/31/2011	11.225	11.043	10,850
	12/31/2012	11.043	12.309	11,953
	12/31/2013	12.309	14.659	13,656
	12/31/2014	14.659	15.360	13,218
	12/31/2015	15.360	15.008	10,221
	12/31/2016	15.008	16.139	8,736
	12/31/2017	16.139	17.890	7,833
	12/31/2018	17.890	16.556	6,859
	12/31/2019	16.556	18.984	6,051
1.70%
	12/31/2010	10.061	11.219	3,267
	12/31/2011	11.219	11.031	7,257
	12/31/2012	11.031	12.289	7,750
	12/31/2013	12.289	14.628	8,641
	12/31/2014	14.628	15.320	8,646
	12/31/2015	15.320	14.961	7,818
	12/31/2016	14.961	16.081	6,887
	12/31/2017	16.081	17.817	6,146
	12/31/2018	17.817	16.480	5,332
	12/31/2019	16.480	18.888	4,618
1.75%
	12/31/2010	10.060	11.212	141
	12/31/2011	11.212	11.019	467
	12/31/2012	11.019	12.270	478
	12/31/2013	12.270	14.598	493
	12/31/2014	14.598	15.281	574
	12/31/2015	15.281	14.915	409
	12/31/2016	14.915	16.023	329
	12/31/2017	16.023	17.744	292
	12/31/2018	17.744	16.405	235
	12/31/2019	16.405	18.792	212
1.80%
	12/31/2010	10.059	11.205	311
	12/31/2011	11.205	11.007	328
	12/31/2012	11.007	12.250	306
	12/31/2013	12.250	14.567	286
	12/31/2014	14.567	15.241	256
	12/31/2015	15.241	14.869	185
	12/31/2016	14.869	15.965	127
	12/31/2017	15.965	17.671	75
	12/31/2018	17.671	16.329	59
	12/31/2019	16.329	18.696	57
1.95%
	12/31/2010	10.056	11.185	1,610
	12/31/2011	11.185	10.971	3,956
	12/31/2012	10.971	12.192	4,525
	12/31/2013	12.192	14.476	4,929
	12/31/2014	14.476	15.123	5,078
	12/31/2015	15.123	14.731	3,957
	12/31/2016	14.731	15.794	3,517
	12/31/2017	15.794	17.455	3,159
	12/31/2018	17.455	16.106	2,840
	12/31/2019	16.106	18.412	2,586

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.05%
	12/31/2010	10.054	11.172	174
	12/31/2011	11.172	10.947	220
	12/31/2012	10.947	12.153	219
	12/31/2013	12.153	14.415	235
	12/31/2014	14.415	15.044	228
	12/31/2015	15.044	14.640	127
	12/31/2016	14.640	15.681	122
	12/31/2017	15.681	17.313	120
	12/31/2018	17.313	15.958	106
	12/31/2019	15.958	18.226	95
2.10%
	12/31/2010	10.053	11.165	1,051
	12/31/2011	11.165	10.935	1,006
	12/31/2012	10.935	12.133	999
	12/31/2013	12.133	14.385	949
	12/31/2014	14.385	15.005	907
	12/31/2015	15.005	14.595	941
	12/31/2016	14.595	15.624	793
	12/31/2017	15.624	17.242	748
	12/31/2018	17.242	15.885	782
	12/31/2019	15.885	18.133	689
2.15%
	12/31/2010	10.052	11.159	2
	12/31/2011	11.159	10.923	4
	12/31/2012	10.923	12.114	4
	12/31/2013	12.114	14.355	3
	12/31/2014	14.355	14.966	3
	12/31/2015	14.966	14.550	1
	12/31/2016	14.550	15.568	2
	12/31/2017	15.568	17.172	1
	12/31/2018	17.172	15.812	2
	12/31/2019	15.812	18.041	2
2.20%
	12/31/2010	10.051	11.152	1,475
	12/31/2011	11.152	10.911	1,428
	12/31/2012	10.911	12.095	1,422
	12/31/2013	12.095	14.325	1,427
	12/31/2014	14.325	14.928	1,400
	12/31/2015	14.928	14.505	1,429
	12/31/2016	14.505	15.512	1,232
	12/31/2017	15.512	17.101	1,171
	12/31/2018	17.101	15.739	883
	12/31/2019	15.739	17.949	776
2.25%
	12/31/2010	10.050	11.145	661
	12/31/2011	11.145	10.899	690
	12/31/2012	10.899	12.075	722
	12/31/2013	12.075	14.295	759
	12/31/2014	14.295	14.889	674
	12/31/2015	14.889	14.460	545
	12/31/2016	14.460	15.457	550
	12/31/2017	15.457	17.032	463
	12/31/2018	17.032	15.667	605
	12/31/2019	15.667	17.858	600

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.30%
	12/31/2010	10.049	11.139	2
	12/31/2011	11.139	10.887	2
	12/31/2012	10.887	12.056	1
	12/31/2013	12.056	14.265	1
	12/31/2014	14.265	14.850	0
	12/31/2015	14.850	14.415	0
	12/31/2016	14.415	15.401	3
	12/31/2017	15.401	16.962	0
	12/31/2018	16.962	15.595	0
	12/31/2019	15.595	17.767	0
2.35%
	12/31/2010	10.048	11.132	2,114
	12/31/2011	11.132	10.875	2,090
	12/31/2012	10.875	12.037	2,179
	12/31/2013	12.037	14.235	2,518
	12/31/2014	14.235	14.812	2,668
	12/31/2015	14.812	14.371	2,741
	12/31/2016	14.371	15.346	2,269
	12/31/2017	15.346	16.893	2,124
	12/31/2018	16.893	15.524	1,766
	12/31/2019	15.524	17.676	1,577
2.40%
	12/31/2010	10.047	11.125	554
	12/31/2011	11.125	10.863	524
	12/31/2012	10.863	12.018	536
	12/31/2013	12.018	14.205	463
	12/31/2014	14.205	14.773	455
	12/31/2015	14.773	14.326	436
	12/31/2016	14.326	15.291	455
	12/31/2017	15.291	16.824	419
	12/31/2018	16.824	15.453	463
	12/31/2019	15.453	17.587	437
2.45%
	12/31/2010	10.046	11.119	689
	12/31/2011	11.119	10.851	656
	12/31/2012	10.851	11.998	639
	12/31/2013	11.998	14.175	628
	12/31/2014	14.175	14.735	617
	12/31/2015	14.735	14.282	553
	12/31/2016	14.282	15.236	497
	12/31/2017	15.236	16.755	502
	12/31/2018	16.755	15.382	312
	12/31/2019	15.382	17.497	248
2.50%
	12/31/2010	10.045	11.112	1,601
	12/31/2011	11.112	10.840	1,894
	12/31/2012	10.840	11.979	2,385
	12/31/2013	11.979	14.146	2,718
	12/31/2014	14.146	14.697	3,055
	12/31/2015	14.697	14.238	2,950
	12/31/2016	14.238	15.181	2,819
	12/31/2017	15.181	16.686	2,660
	12/31/2018	16.686	15.311	2,501
	12/31/2019	15.311	17.408	2,146

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.55%
	12/31/2010	10.045	11.105	370
	12/31/2011	11.105	10.828	336
	12/31/2012	10.828	11.960	325
	12/31/2013	11.960	14.116	301
	12/31/2014	14.116	14.659	337
	12/31/2015	14.659	14.194	263
	12/31/2016	14.194	15.127	236
	12/31/2017	15.127	16.618	245
	12/31/2018	16.618	15.241	305
	12/31/2019	15.241	17.320	315
2.60%
	12/31/2010	10.044	11.099	711
	12/31/2011	11.099	10.816	827
	12/31/2012	10.816	11.941	759
	12/31/2013	11.941	14.086	965
	12/31/2014	14.086	14.621	1,109
	12/31/2015	14.621	14.150	1,076
	12/31/2016	14.150	15.072	1,021
	12/31/2017	15.072	16.550	1,169
	12/31/2018	16.550	15.171	1,020
	12/31/2019	15.171	17.231	977
2.65%
	12/31/2010	10.043	11.092	1,056
	12/31/2011	11.092	10.804	1,085
	12/31/2012	10.804	11.922	1,118
	12/31/2013	11.922	14.057	1,218
	12/31/2014	14.057	14.583	1,330
	12/31/2015	14.583	14.106	1,112
	12/31/2016	14.106	15.018	1,015
	12/31/2017	15.018	16.482	989
	12/31/2018	16.482	15.101	834
	12/31/2019	15.101	17.144	732
2.70%
	12/31/2010	10.042	11.086	265
	12/31/2011	11.086	10.792	248
	12/31/2012	10.792	11.903	252
	12/31/2013	11.903	14.027	246
	12/31/2014	14.027	14.545	232
	12/31/2015	14.545	14.063	247
	12/31/2016	14.063	14.964	221
	12/31/2017	14.964	16.415	175
	12/31/2018	16.415	15.032	188
	12/31/2019	15.032	17.057	172
2.75%
	12/31/2010	10.041	11.079	262
	12/31/2011	11.079	10.780	455
	12/31/2012	10.780	11.884	503
	12/31/2013	11.884	13.998	657
	12/31/2014	13.998	14.507	796
	12/31/2015	14.507	14.019	844
	12/31/2016	14.019	14.911	889
	12/31/2017	14.911	16.348	828
	12/31/2018	16.348	14.963	843
	12/31/2019	14.963	16.970	719

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.80%
	12/31/2010	10.040	11.072	268
	12/31/2011	11.072	10.769	297
	12/31/2012	10.769	11.865	290
	12/31/2013	11.865	13.969	410
	12/31/2014	13.969	14.469	532
	12/31/2015	14.469	13.976	441
	12/31/2016	13.976	14.857	424
	12/31/2017	14.857	16.281	358
	12/31/2018	16.281	14.894	290
	12/31/2019	14.894	16.884	251
2.85%
	12/31/2010	10.039	11.066	198
	12/31/2011	11.066	10.757	207
	12/31/2012	10.757	11.846	201
	12/31/2013	11.846	13.939	192
	12/31/2014	13.939	14.432	256
	12/31/2015	14.432	13.933	248
	12/31/2016	13.933	14.804	235
	12/31/2017	14.804	16.215	248
	12/31/2018	16.215	14.826	258
	12/31/2019	14.826	16.798	264
2.90%
	12/31/2010	10.038	11.059	192
	12/31/2011	11.059	10.745	219
	12/31/2012	10.745	11.827	216
	12/31/2013	11.827	13.910	423
	12/31/2014	13.910	14.394	466
	12/31/2015	14.394	13.889	362
	12/31/2016	13.889	14.750	324
	12/31/2017	14.750	16.148	344
	12/31/2018	16.148	14.758	331
	12/31/2019	14.758	16.712	297
2.95%
	12/31/2010	10.037	11.053	164
	12/31/2011	11.053	10.733	194
	12/31/2012	10.733	11.808	201
	12/31/2013	11.808	13.881	200
	12/31/2014	13.881	14.357	304
	12/31/2015	14.357	13.846	271
	12/31/2016	13.846	14.697	249
	12/31/2017	14.697	16.082	236
	12/31/2018	16.082	14.690	202
	12/31/2019	14.690	16.627	178
3.00%
	12/31/2010	10.036	11.046	3
	12/31/2011	11.046	10.722	3
	12/31/2012	10.722	11.789	11
	12/31/2013	11.789	13.852	32
	12/31/2014	13.852	14.320	83
	12/31/2015	14.320	13.804	92
	12/31/2016	13.804	14.645	63
	12/31/2017	14.645	16.017	78
	12/31/2018	16.017	14.623	86
	12/31/2019	14.623	16.543	98

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.05%
	12/31/2010	10.035	11.039	14
	12/31/2011	11.039	10.710	50
	12/31/2012	10.710	11.771	60
	12/31/2013	11.771	13.823	241
	12/31/2014	13.823	14.283	233
	12/31/2015	14.283	13.761	219
	12/31/2016	13.761	14.592	262
	12/31/2017	14.592	15.951	244
	12/31/2018	15.951	14.556	289
	12/31/2019	14.556	16.459	274
3.10%
	12/31/2010	10.034	11.033	101
	12/31/2011	11.033	10.698	50
	12/31/2012	10.698	11.752	51
	12/31/2013	11.752	13.794	44
	12/31/2014	13.794	14.246	40
	12/31/2015	14.246	13.718	43
	12/31/2016	13.718	14.540	40
	12/31/2017	14.540	15.886	38
	12/31/2018	15.886	14.489	40
	12/31/2019	14.489	16.375	29
3.15%
	12/31/2010	10.033	11.026	0
	12/31/2011	11.026	10.686	0
	12/31/2012	10.686	11.733	3
	12/31/2013	11.733	13.765	48
	12/31/2014	13.765	14.209	76
	12/31/2015	14.209	13.676	80
	12/31/2016	13.676	14.487	109
	12/31/2017	14.487	15.821	118
	12/31/2018	15.821	14.422	67
	12/31/2019	14.422	16.291	64
3.20%
	12/31/2013	N/A	15.970	1
	12/31/2014	15.970	16.477	16
	12/31/2015	16.477	15.851	12
	12/31/2016	15.851	16.783	23
	12/31/2017	16.783	18.319	33
	12/31/2018	18.319	16.691	34
	12/31/2019	16.691	18.845	32
3.25%
	12/31/2013	N/A	15.934	0
	12/31/2014	15.934	16.431	0
	12/31/2015	16.431	15.799	2
	12/31/2016	15.799	16.720	2
	12/31/2017	16.720	18.241	2
	12/31/2018	18.241	16.612	2
	12/31/2019	16.612	18.746	1
3.30%
	12/31/2013	N/A	13.679	0
	12/31/2014	13.679	14.098	20
	12/31/2015	14.098	13.549	21
	12/31/2016	13.549	14.332	20
	12/31/2017	14.332	15.628	38
	12/31/2018	15.628	14.225	58
	12/31/2019	14.225	16.044	73

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.35%
	12/31/2013	N/A	15.863	0
	12/31/2014	15.863	16.341	0
	12/31/2015	16.341	15.697	13
	12/31/2016	15.697	16.595	1
	12/31/2017	16.595	18.087	1
	12/31/2018	18.087	16.455	7
	12/31/2019	16.455	18.550	6
3.40%
	12/31/2013	N/A	15.827	0
	12/31/2014	15.827	16.296	0
	12/31/2015	16.296	15.646	0
	12/31/2016	15.646	16.533	0
	12/31/2017	16.533	18.010	0
	12/31/2018	18.010	16.377	0
	12/31/2019	16.377	18.453	0
AZL Enhanced Bond Index Fund
1.65%
	12/31/2014	N/A	11.135	8
	12/31/2015	11.135	10.979	38
	12/31/2016	10.979	11.045	71
	12/31/2017	11.045	11.192	63
	12/31/2018	11.192	10.943	61
	12/31/2019	10.943	11.666	74
1.70%
	12/31/2014	N/A	11.105	30
	12/31/2015	11.105	10.943	71
	12/31/2016	10.943	11.004	189
	12/31/2017	11.004	11.144	147
	12/31/2018	11.144	10.892	269
	12/31/2019	10.892	11.605	251
1.75%
	12/31/2014	N/A	11.074	0
	12/31/2015	11.074	10.908	0
	12/31/2016	10.908	10.963	3
	12/31/2017	10.963	11.097	2
	12/31/2018	11.097	10.840	2
	12/31/2019	10.840	11.544	25
1.95%
	12/31/2014	N/A	10.954	2
	12/31/2015	10.954	10.767	5
	12/31/2016	10.767	10.800	17
	12/31/2017	10.800	10.911	16
	12/31/2018	10.911	10.636	20
	12/31/2019	10.636	11.305	19
2.05%
	12/31/2014	N/A	10.894	0
	12/31/2015	10.894	10.698	3
	12/31/2016	10.698	10.720	2
	12/31/2017	10.720	10.818	0
	12/31/2018	10.818	10.536	0
	12/31/2019	10.536	11.187	0

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
1.65%
	12/31/2010	10.213	11.052	2,484
	12/31/2011	11.052	10.673	4,919
	12/31/2012	10.673	12.049	5,036
	12/31/2013	12.049	13.999	5,562
	12/31/2014	13.999	14.064	5,090
	12/31/2015	14.064	13.079	4,218
	12/31/2016	13.079	13.703	3,229
	12/31/2017	13.703	14.978	2,772
	12/31/2018	14.978	14.434	2,416
	12/31/2019	14.434	16.650	2,123
1.70%
	12/31/2010	10.212	11.046	2,245
	12/31/2011	11.046	10.661	4,245
	12/31/2012	10.661	12.029	4,262
	12/31/2013	12.029	13.970	4,834
	12/31/2014	13.970	14.028	4,418
	12/31/2015	14.028	13.038	3,985
	12/31/2016	13.038	13.654	3,400
	12/31/2017	13.654	14.917	3,026
	12/31/2018	14.917	14.368	2,630
	12/31/2019	14.368	16.565	2,248
1.75%
	12/31/2010	10.211	11.039	150
	12/31/2011	11.039	10.649	245
	12/31/2012	10.649	12.010	236
	12/31/2013	12.010	13.940	227
	12/31/2014	13.940	13.992	216
	12/31/2015	13.992	12.998	177
	12/31/2016	12.998	13.605	151
	12/31/2017	13.605	14.856	125
	12/31/2018	14.856	14.302	97
	12/31/2019	14.302	16.481	91
1.80%
	12/31/2010	10.210	11.033	7
	12/31/2011	11.033	10.638	12
	12/31/2012	10.638	11.991	41
	12/31/2013	11.991	13.911	43
	12/31/2014	13.911	13.955	44
	12/31/2015	13.955	12.958	37
	12/31/2016	12.958	13.556	22
	12/31/2017	13.556	14.795	21
	12/31/2018	14.795	14.236	18
	12/31/2019	14.236	16.397	7
1.95%
	12/31/2010	10.207	11.013	772
	12/31/2011	11.013	10.603	1,689
	12/31/2012	10.603	11.934	1,921
	12/31/2013	11.934	13.824	2,071
	12/31/2014	13.824	13.847	1,656
	12/31/2015	13.847	12.838	1,551
	12/31/2016	12.838	13.411	1,248
	12/31/2017	13.411	14.614	1,114
	12/31/2018	14.614	14.041	943
	12/31/2019	14.041	16.148	870

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.05%
	12/31/2010	10.205	11.000	35
	12/31/2011	11.000	10.580	146
	12/31/2012	10.580	11.896	149
	12/31/2013	11.896	13.766	131
	12/31/2014	13.766	13.775	91
	12/31/2015	13.775	12.758	87
	12/31/2016	12.758	13.314	78
	12/31/2017	13.314	14.495	60
	12/31/2018	14.495	13.912	57
	12/31/2019	13.912	15.984	46
2.10%
	12/31/2010	10.204	10.993	23
	12/31/2011	10.993	10.568	50
	12/31/2012	10.568	11.877	89
	12/31/2013	11.877	13.737	131
	12/31/2014	13.737	13.739	168
	12/31/2015	13.739	12.719	182
	12/31/2016	12.719	13.267	153
	12/31/2017	13.267	14.436	95
	12/31/2018	14.436	13.848	90
	12/31/2019	13.848	15.903	103
2.15%
	12/31/2010	10.203	10.987	3
	12/31/2011	10.987	10.556	5
	12/31/2012	10.556	11.858	6
	12/31/2013	11.858	13.708	4
	12/31/2014	13.708	13.704	3
	12/31/2015	13.704	12.680	2
	12/31/2016	12.680	13.219	2
	12/31/2017	13.219	14.377	2
	12/31/2018	14.377	13.785	2
	12/31/2019	13.785	15.822	2
2.20%
	12/31/2010	10.202	10.980	43
	12/31/2011	10.980	10.545	47
	12/31/2012	10.545	11.839	94
	12/31/2013	11.839	13.680	214
	12/31/2014	13.680	13.668	275
	12/31/2015	13.668	12.640	266
	12/31/2016	12.640	13.172	231
	12/31/2017	13.172	14.318	226
	12/31/2018	14.318	13.722	168
	12/31/2019	13.722	15.742	105
2.25%
	12/31/2010	10.201	10.974	24
	12/31/2011	10.974	10.533	42
	12/31/2012	10.533	11.820	93
	12/31/2013	11.820	13.651	97
	12/31/2014	13.651	13.633	103
	12/31/2015	13.633	12.601	120
	12/31/2016	12.601	13.124	128
	12/31/2017	13.124	14.259	148
	12/31/2018	14.259	13.659	178
	12/31/2019	13.659	15.662	164

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.30%
	12/31/2010	10.200	10.967	0
	12/31/2011	10.967	10.522	0
	12/31/2012	10.522	11.801	0
	12/31/2013	11.801	13.622	0
	12/31/2014	13.622	13.597	0
	12/31/2015	13.597	12.562	0
	12/31/2016	12.562	13.077	0
	12/31/2017	13.077	14.201	0
	12/31/2018	14.201	13.596	0
	12/31/2019	13.596	15.582	0
2.35%
	12/31/2010	10.199	10.961	202
	12/31/2011	10.961	10.510	333
	12/31/2012	10.510	11.782	516
	12/31/2013	11.782	13.594	725
	12/31/2014	13.594	13.562	783
	12/31/2015	13.562	12.523	712
	12/31/2016	12.523	13.030	671
	12/31/2017	13.030	14.143	577
	12/31/2018	14.143	13.534	512
	12/31/2019	13.534	15.503	524
2.40%
	12/31/2010	10.198	10.954	319
	12/31/2011	10.954	10.499	20
	12/31/2012	10.499	11.763	42
	12/31/2013	11.763	13.565	78
	12/31/2014	13.565	13.527	96
	12/31/2015	13.527	12.485	102
	12/31/2016	12.485	12.983	73
	12/31/2017	12.983	14.085	49
	12/31/2018	14.085	13.472	46
	12/31/2019	13.472	15.424	53
2.45%
	12/31/2010	10.197	10.948	150
	12/31/2011	10.948	10.487	158
	12/31/2012	10.487	11.745	168
	12/31/2013	11.745	13.537	189
	12/31/2014	13.537	13.492	198
	12/31/2015	13.492	12.446	201
	12/31/2016	12.446	12.937	195
	12/31/2017	12.937	14.028	185
	12/31/2018	14.028	13.410	163
	12/31/2019	13.410	15.345	26
2.50%
	12/31/2010	10.196	10.941	272
	12/31/2011	10.941	10.476	362
	12/31/2012	10.476	11.726	397
	12/31/2013	11.726	13.509	697
	12/31/2014	13.509	13.457	705
	12/31/2015	13.457	12.408	600
	12/31/2016	12.408	12.890	486
	12/31/2017	12.890	13.970	419
	12/31/2018	13.970	13.348	342
	12/31/2019	13.348	15.267	301

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.55%
	12/31/2010	10.195	10.935	4
	12/31/2011	10.935	10.464	29
	12/31/2012	10.464	11.707	27
	12/31/2013	11.707	13.480	39
	12/31/2014	13.480	13.422	60
	12/31/2015	13.422	12.369	59
	12/31/2016	12.369	12.844	53
	12/31/2017	12.844	13.913	49
	12/31/2018	13.913	13.287	51
	12/31/2019	13.287	15.190	73
2.60%
	12/31/2010	10.194	10.928	44
	12/31/2011	10.928	10.453	83
	12/31/2012	10.453	11.688	99
	12/31/2013	11.688	13.452	225
	12/31/2014	13.452	13.387	301
	12/31/2015	13.387	12.331	297
	12/31/2016	12.331	12.798	263
	12/31/2017	12.798	13.856	256
	12/31/2018	13.856	13.226	230
	12/31/2019	13.226	15.112	256
2.65%
	12/31/2010	10.193	10.922	140
	12/31/2011	10.922	10.442	210
	12/31/2012	10.442	11.670	237
	12/31/2013	11.670	13.424	305
	12/31/2014	13.424	13.352	360
	12/31/2015	13.352	12.293	351
	12/31/2016	12.293	12.752	313
	12/31/2017	12.752	13.800	278
	12/31/2018	13.800	13.165	264
	12/31/2019	13.165	15.036	210
2.70%
	12/31/2010	10.192	10.915	33
	12/31/2011	10.915	10.430	38
	12/31/2012	10.430	11.651	47
	12/31/2013	11.651	13.396	83
	12/31/2014	13.396	13.318	111
	12/31/2015	13.318	12.255	114
	12/31/2016	12.255	12.706	49
	12/31/2017	12.706	13.743	32
	12/31/2018	13.743	13.105	27
	12/31/2019	13.105	14.959	26
2.75%
	12/31/2010	10.191	10.909	38
	12/31/2011	10.909	10.419	128
	12/31/2012	10.419	11.632	161
	12/31/2013	11.632	13.368	234
	12/31/2014	13.368	13.283	331
	12/31/2015	13.283	12.217	248
	12/31/2016	12.217	12.660	215
	12/31/2017	12.660	13.687	199
	12/31/2018	13.687	13.045	172
	12/31/2019	13.045	14.883	153

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.80%
	12/31/2010	10.190	10.902	80
	12/31/2011	10.902	10.407	123
	12/31/2012	10.407	11.614	120
	12/31/2013	11.614	13.340	250
	12/31/2014	13.340	13.249	296
	12/31/2015	13.249	12.179	326
	12/31/2016	12.179	12.615	218
	12/31/2017	12.615	13.631	145
	12/31/2018	13.631	12.985	93
	12/31/2019	12.985	14.807	90
2.85%
	12/31/2010	10.189	10.896	4
	12/31/2011	10.896	10.396	7
	12/31/2012	10.396	11.595	17
	12/31/2013	11.595	13.312	13
	12/31/2014	13.312	13.214	46
	12/31/2015	13.214	12.141	45
	12/31/2016	12.141	12.570	38
	12/31/2017	12.570	13.575	22
	12/31/2018	13.575	12.925	33
	12/31/2019	12.925	14.732	32
2.90%
	12/31/2010	10.189	10.889	113
	12/31/2011	10.889	10.385	91
	12/31/2012	10.385	11.577	86
	12/31/2013	11.577	13.284	116
	12/31/2014	13.284	13.180	155
	12/31/2015	13.180	12.104	246
	12/31/2016	12.104	12.525	161
	12/31/2017	12.525	13.520	186
	12/31/2018	13.520	12.866	174
	12/31/2019	12.866	14.657	159
2.95%
	12/31/2010	10.188	10.883	60
	12/31/2011	10.883	10.373	66
	12/31/2012	10.373	11.558	61
	12/31/2013	11.558	13.256	60
	12/31/2014	13.256	13.146	62
	12/31/2015	13.146	12.066	254
	12/31/2016	12.066	12.480	49
	12/31/2017	12.480	13.465	33
	12/31/2018	13.465	12.807	32
	12/31/2019	12.807	14.583	29
3.00%
	12/31/2010	10.187	10.876	2
	12/31/2011	10.876	10.362	2
	12/31/2012	10.362	11.540	6
	12/31/2013	11.540	13.228	3
	12/31/2014	13.228	13.112	7
	12/31/2015	13.112	12.029	7
	12/31/2016	12.029	12.435	7
	12/31/2017	12.435	13.410	3
	12/31/2018	13.410	12.748	13
	12/31/2019	12.748	14.508	14

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.05%
	12/31/2010	10.186	10.870	34
	12/31/2011	10.870	10.350	34
	12/31/2012	10.350	11.522	29
	12/31/2013	11.522	13.201	107
	12/31/2014	13.201	13.078	122
	12/31/2015	13.078	11.992	190
	12/31/2016	11.992	12.390	117
	12/31/2017	12.390	13.355	91
	12/31/2018	13.355	12.690	87
	12/31/2019	12.690	14.435	85
3.10%
	12/31/2010	10.185	10.863	4
	12/31/2011	10.863	10.339	10
	12/31/2012	10.339	11.503	8
	12/31/2013	11.503	13.173	3
	12/31/2014	13.173	13.044	3
	12/31/2015	13.044	11.955	0
	12/31/2016	11.955	12.346	0
	12/31/2017	12.346	13.300	1
	12/31/2018	13.300	12.631	5
	12/31/2019	12.631	14.361	4
3.15%
	12/31/2010	10.184	10.857	1
	12/31/2011	10.857	10.328	0
	12/31/2012	10.328	11.485	2
	12/31/2013	11.485	13.145	6
	12/31/2014	13.145	13.010	33
	12/31/2015	13.010	11.918	30
	12/31/2016	11.918	12.301	28
	12/31/2017	12.301	13.246	23
	12/31/2018	13.246	12.574	24
	12/31/2019	12.574	14.288	24
3.20%
	12/31/2013	N/A	20.422	1
	12/31/2014	20.422	20.202	6
	12/31/2015	20.202	18.496	5
	12/31/2016	18.496	19.082	3
	12/31/2017	19.082	20.537	0
	12/31/2018	20.537	19.485	1
	12/31/2019	19.485	22.131	3
3.25%
	12/31/2013	N/A	20.247	0
	12/31/2014	20.247	20.019	0
	12/31/2015	20.019	18.320	0
	12/31/2016	18.320	18.890	0
	12/31/2017	18.890	20.321	0
	12/31/2018	20.321	19.270	0
	12/31/2019	19.270	21.876	0
3.30%
	12/31/2013	N/A	13.063	0
	12/31/2014	13.063	12.909	3
	12/31/2015	12.909	11.808	3
	12/31/2016	11.808	12.169	16
	12/31/2017	12.169	13.084	15
	12/31/2018	13.084	12.401	30
	12/31/2019	12.401	14.071	28

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.35%
	12/31/2013	N/A	19.902	0
	12/31/2014	19.902	19.658	0
	12/31/2015	19.658	17.972	0
	12/31/2016	17.972	18.513	0
	12/31/2017	18.513	19.895	0
	12/31/2018	19.895	18.847	0
	12/31/2019	18.847	21.374	0
3.40%
	12/31/2013	N/A	19.732	0
	12/31/2014	19.732	19.480	0
	12/31/2015	19.480	17.800	0
	12/31/2016	17.800	18.327	0
	12/31/2017	18.327	19.685	0
	12/31/2018	19.685	18.639	0
	12/31/2019	18.639	21.128	0
AZL Fidelity Institutional Asset Management Total Bond Fund
1.65%
	12/31/2012	N/A	10.007	2
	12/31/2013	10.007	9.627	79
	12/31/2014	9.627	9.978	318
	12/31/2015	9.978	9.728	373
	12/31/2016	9.728	10.095	1,363
	12/31/2017	10.095	10.355	1,084
	12/31/2018	10.355	10.057	964
	12/31/2019	10.057	10.909	805
1.70%
	12/31/2012	N/A	10.006	29
	12/31/2013	10.006	9.621	104
	12/31/2014	9.621	9.967	572
	12/31/2015	9.967	9.711	619
	12/31/2016	9.711	10.073	1,689
	12/31/2017	10.073	10.327	1,649
	12/31/2018	10.327	10.025	1,575
	12/31/2019	10.025	10.869	1,409
1.75%
	12/31/2012	N/A	10.004	6
	12/31/2013	10.004	9.614	32
	12/31/2014	9.614	9.955	112
	12/31/2015	9.955	9.695	107
	12/31/2016	9.695	10.052	206
	12/31/2017	10.052	10.300	202
	12/31/2018	10.300	9.993	177
	12/31/2019	9.993	10.830	197
1.80%
	12/31/2012	N/A	10.003	0
	12/31/2013	10.003	9.608	2
	12/31/2014	9.608	9.944	54
	12/31/2015	9.944	9.679	70
	12/31/2016	9.679	10.030	478
	12/31/2017	10.030	10.273	485
	12/31/2018	10.273	9.962	444
	12/31/2019	9.962	10.790	345

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.95%
	12/31/2012	N/A	9.998	7
	12/31/2013	9.998	9.589	6
	12/31/2014	9.589	9.909	39
	12/31/2015	9.909	9.631	66
	12/31/2016	9.631	9.965	648
	12/31/2017	9.965	10.191	574
	12/31/2018	10.191	9.868	518
	12/31/2019	9.868	10.672	396
2.05%
	12/31/2012	N/A	9.995	0
	12/31/2013	9.995	9.577	0
	12/31/2014	9.577	9.886	6
	12/31/2015	9.886	9.599	60
	12/31/2016	9.599	9.922	190
	12/31/2017	9.922	10.137	162
	12/31/2018	10.137	9.806	190
	12/31/2019	9.806	10.594	190
2.10%
	12/31/2012	N/A	9.993	2
	12/31/2013	9.993	9.570	6
	12/31/2014	9.570	9.875	11
	12/31/2015	9.875	9.583	22
	12/31/2016	9.583	9.901	255
	12/31/2017	9.901	10.110	218
	12/31/2018	10.110	9.775	207
	12/31/2019	9.775	10.556	182
2.15%
	12/31/2012	N/A	9.991	0
	12/31/2013	9.991	9.564	0
	12/31/2014	9.564	9.863	0
	12/31/2015	9.863	9.568	0
	12/31/2016	9.568	9.880	15
	12/31/2017	9.880	10.083	17
	12/31/2018	10.083	9.744	24
	12/31/2019	9.744	10.517	25
2.20%
	12/31/2012	N/A	9.990	2
	12/31/2013	9.990	9.558	0
	12/31/2014	9.558	9.852	3
	12/31/2015	9.852	9.552	9
	12/31/2016	9.552	9.858	339
	12/31/2017	9.858	10.057	255
	12/31/2018	10.057	9.713	197
	12/31/2019	9.713	10.479	168
2.25%
	12/31/2012	N/A	9.988	1
	12/31/2013	9.988	9.551	1
	12/31/2014	9.551	9.841	18
	12/31/2015	9.841	9.536	5
	12/31/2016	9.536	9.837	378
	12/31/2017	9.837	10.030	327
	12/31/2018	10.030	9.682	325
	12/31/2019	9.682	10.440	246

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.30%
	12/31/2012	N/A	9.987	0
	12/31/2013	9.987	9.545	0
	12/31/2014	9.545	9.829	0
	12/31/2015	9.829	9.520	0
	12/31/2016	9.520	9.816	26
	12/31/2017	9.816	10.003	5
	12/31/2018	10.003	9.652	5
	12/31/2019	9.652	10.402	6
2.35%
	12/31/2012	N/A	9.985	1
	12/31/2013	9.985	9.539	3
	12/31/2014	9.539	9.818	67
	12/31/2015	9.818	9.504	85
	12/31/2016	9.504	9.795	508
	12/31/2017	9.795	9.977	451
	12/31/2018	9.977	9.621	416
	12/31/2019	9.621	10.364	446
2.40%
	12/31/2012	N/A	9.984	0
	12/31/2013	9.984	9.532	3
	12/31/2014	9.532	9.806	32
	12/31/2015	9.806	9.489	44
	12/31/2016	9.489	9.773	209
	12/31/2017	9.773	9.950	184
	12/31/2018	9.950	9.591	203
	12/31/2019	9.591	10.326	217
2.45%
	12/31/2012	N/A	9.982	1
	12/31/2013	9.982	9.526	0
	12/31/2014	9.526	9.795	82
	12/31/2015	9.795	9.473	78
	12/31/2016	9.473	9.752	112
	12/31/2017	9.752	9.924	42
	12/31/2018	9.924	9.561	38
	12/31/2019	9.561	10.289	31
2.50%
	12/31/2012	N/A	9.980	6
	12/31/2013	9.980	9.520	21
	12/31/2014	9.520	9.784	39
	12/31/2015	9.784	9.457	103
	12/31/2016	9.457	9.731	444
	12/31/2017	9.731	9.897	401
	12/31/2018	9.897	9.531	331
	12/31/2019	9.531	10.251	309
2.55%
	12/31/2012	N/A	9.979	4
	12/31/2013	9.979	9.514	3
	12/31/2014	9.514	9.772	60
	12/31/2015	9.772	9.441	42
	12/31/2016	9.441	9.710	60
	12/31/2017	9.710	9.871	52
	12/31/2018	9.871	9.501	78
	12/31/2019	9.501	10.213	82

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.60%
	12/31/2012	N/A	9.977	0
	12/31/2013	9.977	9.507	4
	12/31/2014	9.507	9.761	41
	12/31/2015	9.761	9.426	45
	12/31/2016	9.426	9.689	247
	12/31/2017	9.689	9.845	298
	12/31/2018	9.845	9.471	293
	12/31/2019	9.471	10.176	274
2.65%
	12/31/2012	N/A	9.976	0
	12/31/2013	9.976	9.501	0
	12/31/2014	9.501	9.750	17
	12/31/2015	9.750	9.410	24
	12/31/2016	9.410	9.669	265
	12/31/2017	9.669	9.819	220
	12/31/2018	9.819	9.441	184
	12/31/2019	9.441	10.139	192
2.70%
	12/31/2012	N/A	9.974	0
	12/31/2013	9.974	9.495	1
	12/31/2014	9.495	9.738	32
	12/31/2015	9.738	9.395	32
	12/31/2016	9.395	9.648	62
	12/31/2017	9.648	9.793	57
	12/31/2018	9.793	9.411	52
	12/31/2019	9.411	10.102	33
2.75%
	12/31/2012	N/A	9.972	0
	12/31/2013	9.972	9.489	1
	12/31/2014	9.489	9.727	6
	12/31/2015	9.727	9.379	12
	12/31/2016	9.379	9.627	100
	12/31/2017	9.627	9.767	90
	12/31/2018	9.767	9.381	90
	12/31/2019	9.381	10.065	83
2.80%
	12/31/2012	N/A	9.971	0
	12/31/2013	9.971	9.482	1
	12/31/2014	9.482	9.716	22
	12/31/2015	9.716	9.363	22
	12/31/2016	9.363	9.606	108
	12/31/2017	9.606	9.741	84
	12/31/2018	9.741	9.352	88
	12/31/2019	9.352	10.028	87
2.85%
	12/31/2012	N/A	9.969	0
	12/31/2013	9.969	9.476	0
	12/31/2014	9.476	9.705	1
	12/31/2015	9.705	9.348	1
	12/31/2016	9.348	9.585	29
	12/31/2017	9.585	9.715	28
	12/31/2018	9.715	9.322	28
	12/31/2019	9.322	9.992	25

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.90%
	12/31/2012	N/A	9.968	0
	12/31/2013	9.968	9.470	0
	12/31/2014	9.470	9.693	2
	12/31/2015	9.693	9.332	2
	12/31/2016	9.332	9.565	35
	12/31/2017	9.565	9.689	53
	12/31/2018	9.689	9.293	59
	12/31/2019	9.293	9.955	63
2.95%
	12/31/2012	N/A	9.966	0
	12/31/2013	9.966	9.464	0
	12/31/2014	9.464	9.682	2
	12/31/2015	9.682	9.317	2
	12/31/2016	9.317	9.544	31
	12/31/2017	9.544	9.664	21
	12/31/2018	9.664	9.263	23
	12/31/2019	9.263	9.919	14
3.00%
	12/31/2012	N/A	9.965	0
	12/31/2013	9.965	9.457	0
	12/31/2014	9.457	9.671	1
	12/31/2015	9.671	9.301	0
	12/31/2016	9.301	9.523	1
	12/31/2017	9.523	9.638	2
	12/31/2018	9.638	9.234	2
	12/31/2019	9.234	9.882	2
3.05%
	12/31/2012	N/A	9.963	0
	12/31/2013	9.963	9.451	0
	12/31/2014	9.451	9.660	6
	12/31/2015	9.660	9.286	6
	12/31/2016	9.286	9.503	51
	12/31/2017	9.503	9.612	55
	12/31/2018	9.612	9.205	46
	12/31/2019	9.205	9.846	43
3.10%
	12/31/2012	N/A	9.961	0
	12/31/2013	9.961	9.445	0
	12/31/2014	9.445	9.649	0
	12/31/2015	9.649	9.271	0
	12/31/2016	9.271	9.482	13
	12/31/2017	9.482	9.587	12
	12/31/2018	9.587	9.176	10
	12/31/2019	9.176	9.810	9
3.15%
	12/31/2012	N/A	9.960	0
	12/31/2013	9.960	9.439	0
	12/31/2014	9.439	9.637	0
	12/31/2015	9.637	9.255	0
	12/31/2016	9.255	9.462	6
	12/31/2017	9.462	9.561	6
	12/31/2018	9.561	9.147	6
	12/31/2019	9.147	9.774	8

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.20%
	12/31/2013	N/A	9.431	0
	12/31/2014	9.431	9.625	0
	12/31/2015	9.625	9.238	0
	12/31/2016	9.238	9.440	6
	12/31/2017	9.440	9.534	7
	12/31/2018	9.534	9.117	6
	12/31/2019	9.117	9.737	7
3.25%
	12/31/2013	N/A	9.425	0
	12/31/2014	9.425	9.613	0
	12/31/2015	9.613	9.223	0
	12/31/2016	9.223	9.420	0
	12/31/2017	9.420	9.509	0
	12/31/2018	9.509	9.088	0
	12/31/2019	9.088	9.701	0
3.30%
	12/31/2013	N/A	9.430	0
	12/31/2014	9.430	9.614	0
	12/31/2015	9.614	9.219	0
	12/31/2016	9.219	9.410	3
	12/31/2017	9.410	9.495	3
	12/31/2018	9.495	9.070	6
	12/31/2019	9.070	9.677	5
3.35%
	12/31/2013	N/A	9.412	0
	12/31/2014	9.412	9.591	0
	12/31/2015	9.591	9.192	0
	12/31/2016	9.192	9.379	3
	12/31/2017	9.379	9.458	0
	12/31/2018	9.458	9.030	2
	12/31/2019	9.030	9.631	2
3.40%
	12/31/2013	N/A	9.406	0
	12/31/2014	9.406	9.580	0
	12/31/2015	9.580	9.177	0
	12/31/2016	9.177	9.359	0
	12/31/2017	9.359	9.433	0
	12/31/2018	9.433	9.002	0
	12/31/2019	9.002	9.595	0
AZL Gateway Fund
1.65%
	12/31/2010	N/A	10.085	407
	12/31/2011	10.085	10.224	922
	12/31/2012	10.224	10.473	914
	12/31/2013	10.473	11.172	1,090
	12/31/2014	11.172	11.328	851
	12/31/2015	11.328	11.363	772
	12/31/2016	11.363	11.718	659
	12/31/2017	11.718	12.617	589
	12/31/2018	12.617	11.833	555
	12/31/2019	11.833	12.899	527

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.70%
	12/31/2010	N/A	10.082	255
	12/31/2011	10.082	10.216	546
	12/31/2012	10.216	10.459	619
	12/31/2013	10.459	11.151	706
	12/31/2014	11.151	11.302	714
	12/31/2015	11.302	11.331	623
	12/31/2016	11.331	11.679	576
	12/31/2017	11.679	12.569	525
	12/31/2018	12.569	11.781	478
	12/31/2019	11.781	12.836	441
1.75%
	12/31/2010	N/A	10.078	10
	12/31/2011	10.078	10.207	37
	12/31/2012	10.207	10.445	40
	12/31/2013	10.445	11.131	39
	12/31/2014	11.131	11.276	35
	12/31/2015	11.276	11.299	30
	12/31/2016	11.299	11.640	23
	12/31/2017	11.640	12.521	28
	12/31/2018	12.521	11.730	26
	12/31/2019	11.730	12.774	18
1.80%
	12/31/2010	N/A	10.075	6
	12/31/2011	10.075	10.199	7
	12/31/2012	10.199	10.431	27
	12/31/2013	10.431	11.110	30
	12/31/2014	11.110	11.249	8
	12/31/2015	11.249	11.267	7
	12/31/2016	11.267	11.601	16
	12/31/2017	11.601	12.473	5
	12/31/2018	12.473	11.679	5
	12/31/2019	11.679	12.713	5
1.95%
	12/31/2010	N/A	10.065	111
	12/31/2011	10.065	10.173	274
	12/31/2012	10.173	10.390	315
	12/31/2013	10.390	11.049	371
	12/31/2014	11.049	11.171	427
	12/31/2015	11.171	11.171	307
	12/31/2016	11.171	11.486	287
	12/31/2017	11.486	12.330	253
	12/31/2018	12.330	11.528	242
	12/31/2019	11.528	12.529	208
2.05%
	12/31/2010	N/A	10.058	1
	12/31/2011	10.058	10.156	4
	12/31/2012	10.156	10.362	7
	12/31/2013	10.362	11.008	7
	12/31/2014	11.008	11.118	6
	12/31/2015	11.118	11.108	3
	12/31/2016	11.108	11.409	17
	12/31/2017	11.409	12.236	11
	12/31/2018	12.236	11.429	9
	12/31/2019	11.429	12.409	9

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.10%
	12/31/2010	N/A	10.055	14
	12/31/2011	10.055	10.148	18
	12/31/2012	10.148	10.348	31
	12/31/2013	10.348	10.988	32
	12/31/2014	10.988	11.092	35
	12/31/2015	11.092	11.077	54
	12/31/2016	11.077	11.371	50
	12/31/2017	11.371	12.189	30
	12/31/2018	12.189	11.379	29
	12/31/2019	11.379	12.349	44
2.15%
	12/31/2010	N/A	10.051	0
	12/31/2011	10.051	10.139	0
	12/31/2012	10.139	10.334	0
	12/31/2013	10.334	10.968	0
	12/31/2014	10.968	11.067	4
	12/31/2015	11.067	11.045	2
	12/31/2016	11.045	11.333	0
	12/31/2017	11.333	12.142	0
	12/31/2018	12.142	11.330	0
	12/31/2019	11.330	12.289	0
2.20%
	12/31/2010	N/A	10.048	4
	12/31/2011	10.048	10.131	29
	12/31/2012	10.131	10.320	36
	12/31/2013	10.320	10.948	49
	12/31/2014	10.948	11.041	43
	12/31/2015	11.041	11.014	58
	12/31/2016	11.014	11.295	45
	12/31/2017	11.295	12.096	37
	12/31/2018	12.096	11.281	41
	12/31/2019	11.281	12.230	31
2.25%
	12/31/2010	N/A	10.044	4
	12/31/2011	10.044	10.122	14
	12/31/2012	10.122	10.307	24
	12/31/2013	10.307	10.928	38
	12/31/2014	10.928	11.015	33
	12/31/2015	11.015	10.983	35
	12/31/2016	10.983	11.258	39
	12/31/2017	11.258	12.049	8
	12/31/2018	12.049	11.232	33
	12/31/2019	11.232	12.171	38
2.30%
	12/31/2010	N/A	10.041	0
	12/31/2011	10.041	10.114	1
	12/31/2012	10.114	10.293	0
	12/31/2013	10.293	10.908	0
	12/31/2014	10.908	10.989	0
	12/31/2015	10.989	10.952	0
	12/31/2016	10.952	11.220	0
	12/31/2017	11.220	12.003	0
	12/31/2018	12.003	11.183	0
	12/31/2019	11.183	12.112	0

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.35%
	12/31/2010	N/A	10.038	8
	12/31/2011	10.038	10.105	41
	12/31/2012	10.105	10.279	43
	12/31/2013	10.279	10.888	87
	12/31/2014	10.888	10.963	108
	12/31/2015	10.963	10.920	141
	12/31/2016	10.920	11.183	97
	12/31/2017	11.183	11.957	104
	12/31/2018	11.957	11.135	108
	12/31/2019	11.135	12.053	159
2.40%
	12/31/2010	N/A	10.034	10
	12/31/2011	10.034	10.097	19
	12/31/2012	10.097	10.265	20
	12/31/2013	10.265	10.868	53
	12/31/2014	10.868	10.938	91
	12/31/2015	10.938	10.890	61
	12/31/2016	10.890	11.146	49
	12/31/2017	11.146	11.911	11
	12/31/2018	11.911	11.087	36
	12/31/2019	11.087	11.995	50
2.45%
	12/31/2010	N/A	10.031	11
	12/31/2011	10.031	10.088	21
	12/31/2012	10.088	10.252	25
	12/31/2013	10.252	10.848	29
	12/31/2014	10.848	10.912	13
	12/31/2015	10.912	10.859	16
	12/31/2016	10.859	11.108	16
	12/31/2017	11.108	11.866	13
	12/31/2018	11.866	11.039	1
	12/31/2019	11.039	11.937	1
2.50%
	12/31/2010	N/A	10.028	11
	12/31/2011	10.028	10.080	43
	12/31/2012	10.080	10.238	130
	12/31/2013	10.238	10.828	162
	12/31/2014	10.828	10.887	184
	12/31/2015	10.887	10.828	216
	12/31/2016	10.828	11.071	293
	12/31/2017	11.071	11.820	232
	12/31/2018	11.820	10.991	239
	12/31/2019	10.991	11.880	183
2.55%
	12/31/2010	N/A	10.024	0
	12/31/2011	10.024	10.071	3
	12/31/2012	10.071	10.224	5
	12/31/2013	10.224	10.808	7
	12/31/2014	10.808	10.861	11
	12/31/2015	10.861	10.797	10
	12/31/2016	10.797	11.034	12
	12/31/2017	11.034	11.775	11
	12/31/2018	11.775	10.943	17
	12/31/2019	10.943	11.822	43

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.60%
	12/31/2010	N/A	10.021	10
	12/31/2011	10.021	10.063	36
	12/31/2012	10.063	10.210	44
	12/31/2013	10.210	10.788	62
	12/31/2014	10.788	10.836	54
	12/31/2015	10.836	10.767	64
	12/31/2016	10.767	10.998	46
	12/31/2017	10.998	11.730	46
	12/31/2018	11.730	10.896	43
	12/31/2019	10.896	11.765	43
2.65%
	12/31/2010	N/A	10.017	11
	12/31/2011	10.017	10.055	72
	12/31/2012	10.055	10.197	73
	12/31/2013	10.197	10.768	207
	12/31/2014	10.768	10.811	224
	12/31/2015	10.811	10.736	206
	12/31/2016	10.736	10.961	248
	12/31/2017	10.961	11.685	121
	12/31/2018	11.685	10.849	133
	12/31/2019	10.849	11.708	78
2.70%
	12/31/2010	N/A	10.014	3
	12/31/2011	10.014	10.046	3
	12/31/2012	10.046	10.183	3
	12/31/2013	10.183	10.748	9
	12/31/2014	10.748	10.785	11
	12/31/2015	10.785	10.706	9
	12/31/2016	10.706	10.925	14
	12/31/2017	10.925	11.640	10
	12/31/2018	11.640	10.802	8
	12/31/2019	10.802	11.652	7
2.75%
	12/31/2010	N/A	10.011	21
	12/31/2011	10.011	10.038	57
	12/31/2012	10.038	10.170	68
	12/31/2013	10.170	10.729	108
	12/31/2014	10.729	10.760	117
	12/31/2015	10.760	10.675	141
	12/31/2016	10.675	10.888	153
	12/31/2017	10.888	11.596	97
	12/31/2018	11.596	10.755	87
	12/31/2019	10.755	11.596	88
2.80%
	12/31/2010	N/A	10.007	3
	12/31/2011	10.007	10.029	19
	12/31/2012	10.029	10.156	14
	12/31/2013	10.156	10.709	43
	12/31/2014	10.709	10.735	47
	12/31/2015	10.735	10.645	45
	12/31/2016	10.645	10.852	46
	12/31/2017	10.852	11.551	37
	12/31/2018	11.551	10.708	32
	12/31/2019	10.708	11.540	31

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.85%
	12/31/2010	N/A	10.004	20
	12/31/2011	10.004	10.021	20
	12/31/2012	10.021	10.142	20
	12/31/2013	10.142	10.689	23
	12/31/2014	10.689	10.710	25
	12/31/2015	10.710	10.615	33
	12/31/2016	10.615	10.816	32
	12/31/2017	10.816	11.507	27
	12/31/2018	11.507	10.662	24
	12/31/2019	10.662	11.484	22
2.90%
	12/31/2010	N/A	10.001	5
	12/31/2011	10.001	10.013	42
	12/31/2012	10.013	10.129	8
	12/31/2013	10.129	10.670	53
	12/31/2014	10.670	10.685	111
	12/31/2015	10.685	10.585	60
	12/31/2016	10.585	10.780	67
	12/31/2017	10.780	11.463	30
	12/31/2018	11.463	10.616	25
	12/31/2019	10.616	11.428	23
2.95%
	12/31/2010	N/A	9.997	0
	12/31/2011	9.997	10.004	0
	12/31/2012	10.004	10.115	6
	12/31/2013	10.115	10.650	13
	12/31/2014	10.650	10.660	15
	12/31/2015	10.660	10.555	17
	12/31/2016	10.555	10.744	13
	12/31/2017	10.744	11.419	18
	12/31/2018	11.419	10.570	14
	12/31/2019	10.570	11.373	14
3.00%
	12/31/2010	N/A	9.994	0
	12/31/2011	9.994	9.996	3
	12/31/2012	9.996	10.102	3
	12/31/2013	10.102	10.631	0
	12/31/2014	10.631	10.635	3
	12/31/2015	10.635	10.525	14
	12/31/2016	10.525	10.708	13
	12/31/2017	10.708	11.375	12
	12/31/2018	11.375	10.524	11
	12/31/2019	10.524	11.318	10
3.05%
	12/31/2010	N/A	9.990	0
	12/31/2011	9.990	9.988	3
	12/31/2012	9.988	10.088	3
	12/31/2013	10.088	10.611	13
	12/31/2014	10.611	10.610	73
	12/31/2015	10.610	10.495	17
	12/31/2016	10.495	10.672	20
	12/31/2017	10.672	11.332	13
	12/31/2018	11.332	10.478	13
	12/31/2019	10.478	11.264	14

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.10%
	12/31/2010	N/A	9.987	0
	12/31/2011	9.987	9.979	0
	12/31/2012	9.979	10.075	0
	12/31/2013	10.075	10.592	51
	12/31/2014	10.592	10.586	50
	12/31/2015	10.586	10.465	50
	12/31/2016	10.465	10.637	49
	12/31/2017	10.637	11.288	44
	12/31/2018	11.288	10.433	42
	12/31/2019	10.433	11.209	37
3.15%
	12/31/2010	N/A	9.984	0
	12/31/2011	9.984	9.971	2
	12/31/2012	9.971	10.061	2
	12/31/2013	10.061	10.572	3
	12/31/2014	10.572	10.561	4
	12/31/2015	10.561	10.436	10
	12/31/2016	10.436	10.601	9
	12/31/2017	10.601	11.245	3
	12/31/2018	11.245	10.388	3
	12/31/2019	10.388	11.155	7
3.20%
	12/31/2013	N/A	10.548	0
	12/31/2014	10.548	10.532	1
	12/31/2015	10.532	10.401	0
	12/31/2016	10.401	10.561	0
	12/31/2017	10.561	11.197	2
	12/31/2018	11.197	10.338	0
	12/31/2019	10.338	11.096	0
3.25%
	12/31/2013	N/A	10.529	0
	12/31/2014	10.529	10.507	0
	12/31/2015	10.507	10.372	0
	12/31/2016	10.372	10.526	0
	12/31/2017	10.526	11.154	0
	12/31/2018	11.154	10.294	0
	12/31/2019	10.294	11.043	0
3.30%
	12/31/2013	N/A	10.832	0
	12/31/2014	10.832	10.804	0
	12/31/2015	10.804	10.660	0
	12/31/2016	10.660	10.813	0
	12/31/2017	10.813	11.453	0
	12/31/2018	11.453	10.564	0
	12/31/2019	10.564	11.327	0
3.35%
	12/31/2013	N/A	10.490	0
	12/31/2014	10.490	10.458	0
	12/31/2015	10.458	10.313	1
	12/31/2016	10.313	10.456	0
	12/31/2017	10.456	11.069	0
	12/31/2018	11.069	10.204	0
	12/31/2019	10.204	10.936	0

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.40%
	12/31/2013	N/A	10.470	0
	12/31/2014	10.470	10.433	0
	12/31/2015	10.433	10.284	0
	12/31/2016	10.284	10.421	0
	12/31/2017	10.421	11.026	0
	12/31/2018	11.026	10.160	0
	12/31/2019	10.160	10.883	0
AZL Government Money Market Fund
1.65%
	12/31/2010	10.834	10.657	3,566
	12/31/2011	10.657	10.484	5,298
	12/31/2012	10.484	10.311	3,499
	12/31/2013	10.311	10.143	3,134
	12/31/2014	10.143	9.977	2,809
	12/31/2015	9.977	9.815	2,660
	12/31/2016	9.815	9.655	2,577
	12/31/2017	9.655	9.502	1,733
	12/31/2018	9.502	9.440	1,742
	12/31/2019	9.440	9.415	1,540
1.70%
	12/31/2010	10.780	10.599	2,898
	12/31/2011	10.599	10.421	4,583
	12/31/2012	10.421	10.245	5,791
	12/31/2013	10.245	10.072	3,816
	12/31/2014	10.072	9.903	3,372
	12/31/2015	9.903	9.737	3,397
	12/31/2016	9.737	9.573	3,262
	12/31/2017	9.573	9.417	2,522
	12/31/2018	9.417	9.351	2,344
	12/31/2019	9.351	9.322	1,763
1.75%
	12/31/2010	10.718	10.533	675
	12/31/2011	10.533	10.351	504
	12/31/2012	10.351	10.171	327
	12/31/2013	10.171	9.994	391
	12/31/2014	9.994	9.822	198
	12/31/2015	9.822	9.652	301
	12/31/2016	9.652	9.485	90
	12/31/2017	9.485	9.326	161
	12/31/2018	9.326	9.256	109
	12/31/2019	9.256	9.222	42
1.80%
	12/31/2010	10.674	10.484	793
	12/31/2011	10.484	10.298	785
	12/31/2012	10.298	10.113	796
	12/31/2013	10.113	9.933	838
	12/31/2014	9.933	9.756	730
	12/31/2015	9.756	9.583	1,029
	12/31/2016	9.583	9.413	1,607
	12/31/2017	9.413	9.250	360
	12/31/2018	9.250	9.176	207
	12/31/2019	9.176	9.138	363

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.95%
	12/31/2010	10.516	10.314	1,275
	12/31/2011	10.314	10.115	1,860
	12/31/2012	10.115	9.919	1,708
	12/31/2013	9.919	9.728	1,097
	12/31/2014	9.728	9.540	1,105
	12/31/2015	9.540	9.357	1,205
	12/31/2016	9.357	9.177	964
	12/31/2017	9.177	9.004	791
	12/31/2018	9.004	8.919	672
	12/31/2019	8.919	8.869	618
2.05%
	12/31/2010	10.412	10.202	584
	12/31/2011	10.202	9.995	577
	12/31/2012	9.995	9.791	554
	12/31/2013	9.791	9.593	500
	12/31/2014	9.593	9.399	280
	12/31/2015	9.399	9.209	227
	12/31/2016	9.209	9.023	411
	12/31/2017	9.023	8.845	224
	12/31/2018	8.845	8.752	115
	12/31/2019	8.752	8.694	250
2.10%
	12/31/2010	10.361	10.146	1,241
	12/31/2011	10.146	9.936	1,185
	12/31/2012	9.936	9.728	1,042
	12/31/2013	9.728	9.526	1,140
	12/31/2014	9.526	9.329	1,058
	12/31/2015	9.329	9.136	636
	12/31/2016	9.136	8.947	960
	12/31/2017	8.947	8.766	703
	12/31/2018	8.766	8.669	782
	12/31/2019	8.669	8.607	533
2.15%
	12/31/2010	10.309	10.091	35
	12/31/2011	10.091	9.877	75
	12/31/2012	9.877	9.666	66
	12/31/2013	9.666	9.460	44
	12/31/2014	9.460	9.260	1
	12/31/2015	9.260	9.063	4
	12/31/2016	9.063	8.871	80
	12/31/2017	8.871	8.687	3
	12/31/2018	8.687	8.588	3
	12/31/2019	8.588	8.522	11
2.20%
	12/31/2010	10.258	10.036	970
	12/31/2011	10.036	9.818	870
	12/31/2012	9.818	9.603	859
	12/31/2013	9.603	9.395	701
	12/31/2014	9.395	9.191	694
	12/31/2015	9.191	8.991	711
	12/31/2016	8.991	8.796	611
	12/31/2017	8.796	8.610	574
	12/31/2018	8.610	8.507	470
	12/31/2019	8.507	8.438	432

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.25%
	12/31/2010	10.208	9.981	714
	12/31/2011	9.981	9.760	559
	12/31/2012	9.760	9.542	623
	12/31/2013	9.542	9.329	454
	12/31/2014	9.329	9.123	410
	12/31/2015	9.123	8.920	719
	12/31/2016	8.920	8.722	377
	12/31/2017	8.722	8.533	454
	12/31/2018	8.533	8.427	448
	12/31/2019	8.427	8.354	408
2.30%
	12/31/2010	10.157	9.927	37
	12/31/2011	9.927	9.702	25
	12/31/2012	9.702	9.480	2
	12/31/2013	9.480	9.265	12
	12/31/2014	9.265	9.055	2
	12/31/2015	9.055	8.849	5
	12/31/2016	8.849	8.649	2
	12/31/2017	8.649	8.457	1
	12/31/2018	8.457	8.347	3
	12/31/2019	8.347	8.271	1
2.35%
	12/31/2010	10.107	9.873	2,771
	12/31/2011	9.873	9.644	2,150
	12/31/2012	9.644	9.419	2,830
	12/31/2013	9.419	9.200	2,504
	12/31/2014	9.200	8.987	2,197
	12/31/2015	8.987	8.779	2,092
	12/31/2016	8.779	8.576	1,802
	12/31/2017	8.576	8.381	1,416
	12/31/2018	8.381	8.269	1,375
	12/31/2019	8.269	8.189	1,057
2.40%
	12/31/2010	10.057	9.819	797
	12/31/2011	9.819	9.587	2,013
	12/31/2012	9.587	9.358	705
	12/31/2013	9.358	9.137	1,697
	12/31/2014	9.137	8.921	540
	12/31/2015	8.921	8.710	675
	12/31/2016	8.710	8.504	742
	12/31/2017	8.504	8.307	581
	12/31/2018	8.307	8.191	508
	12/31/2019	8.191	8.108	505
2.45%
	12/31/2010	10.007	9.765	863
	12/31/2011	9.765	9.530	629
	12/31/2012	9.530	9.298	449
	12/31/2013	9.298	9.073	292
	12/31/2014	9.073	8.854	251
	12/31/2015	8.854	8.640	226
	12/31/2016	8.640	8.432	179
	12/31/2017	8.432	8.233	122
	12/31/2018	8.233	8.114	103
	12/31/2019	8.114	8.027	85

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.50%
	12/31/2010	9.957	9.712	1,925
	12/31/2011	9.712	9.473	1,608
	12/31/2012	9.473	9.238	1,350
	12/31/2013	9.238	9.010	1,033
	12/31/2014	9.010	8.788	1,190
	12/31/2015	8.788	8.572	1,329
	12/31/2016	8.572	8.361	1,280
	12/31/2017	8.361	8.159	906
	12/31/2018	8.159	8.037	926
	12/31/2019	8.037	7.948	811
2.55%
	12/31/2010	9.908	9.659	635
	12/31/2011	9.659	9.417	606
	12/31/2012	9.417	9.179	470
	12/31/2013	9.179	8.948	432
	12/31/2014	8.948	8.723	331
	12/31/2015	8.723	8.504	292
	12/31/2016	8.504	8.290	349
	12/31/2017	8.290	8.086	281
	12/31/2018	8.086	7.961	345
	12/31/2019	7.961	7.869	327
2.60%
	12/31/2010	9.859	9.607	1,388
	12/31/2011	9.607	9.361	908
	12/31/2012	9.361	9.119	833
	12/31/2013	9.119	8.886	508
	12/31/2014	8.886	8.658	454
	12/31/2015	8.658	8.436	599
	12/31/2016	8.436	8.221	505
	12/31/2017	8.221	8.014	295
	12/31/2018	8.014	7.886	249
	12/31/2019	7.886	7.791	225
2.65%
	12/31/2010	9.810	9.554	1,942
	12/31/2011	9.554	9.305	1,634
	12/31/2012	9.305	9.061	1,366
	12/31/2013	9.061	8.824	1,078
	12/31/2014	8.824	8.594	1,029
	12/31/2015	8.594	8.370	1,184
	12/31/2016	8.370	8.151	1,122
	12/31/2017	8.151	7.943	840
	12/31/2018	7.943	7.812	642
	12/31/2019	7.812	7.714	639
2.70%
	12/31/2010	9.762	9.502	494
	12/31/2011	9.502	9.250	329
	12/31/2012	9.250	9.002	364
	12/31/2013	9.002	8.763	279
	12/31/2014	8.763	8.530	510
	12/31/2015	8.530	8.303	449
	12/31/2016	8.303	8.083	457
	12/31/2017	8.083	7.872	359
	12/31/2018	7.872	7.739	399
	12/31/2019	7.739	7.637	379

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.75%
	12/31/2010	9.713	9.451	701
	12/31/2011	9.451	9.195	419
	12/31/2012	9.195	8.944	446
	12/31/2013	8.944	8.702	509
	12/31/2014	8.702	8.466	504
	12/31/2015	8.466	8.237	623
	12/31/2016	8.237	8.014	467
	12/31/2017	8.014	7.802	369
	12/31/2018	7.802	7.666	411
	12/31/2019	7.666	7.562	237
2.80%
	12/31/2010	9.665	9.399	672
	12/31/2011	9.399	9.140	504
	12/31/2012	9.140	8.887	420
	12/31/2013	8.887	8.641	512
	12/31/2014	8.641	8.403	553
	12/31/2015	8.403	8.172	597
	12/31/2016	8.172	7.947	686
	12/31/2017	7.947	7.732	488
	12/31/2018	7.732	7.593	331
	12/31/2019	7.593	7.487	313
2.85%
	12/31/2010	9.617	9.348	239
	12/31/2011	9.348	9.086	239
	12/31/2012	9.086	8.829	286
	12/31/2013	8.829	8.581	272
	12/31/2014	8.581	8.341	236
	12/31/2015	8.341	8.107	221
	12/31/2016	8.107	7.880	204
	12/31/2017	7.880	7.663	184
	12/31/2018	7.663	7.522	172
	12/31/2019	7.522	7.412	138
2.90%
	12/31/2010	9.570	9.297	257
	12/31/2011	9.297	9.032	224
	12/31/2012	9.032	8.773	170
	12/31/2013	8.773	8.522	241
	12/31/2014	8.522	8.279	238
	12/31/2015	8.279	8.043	221
	12/31/2016	8.043	7.813	224
	12/31/2017	7.813	7.595	204
	12/31/2018	7.595	7.451	175
	12/31/2019	7.451	7.339	158
2.95%
	12/31/2010	9.522	9.246	131
	12/31/2011	9.246	8.978	322
	12/31/2012	8.978	8.716	183
	12/31/2013	8.716	8.463	258
	12/31/2014	8.463	8.217	165
	12/31/2015	8.217	7.979	212
	12/31/2016	7.979	7.748	446
	12/31/2017	7.748	7.527	210
	12/31/2018	7.527	7.381	196
	12/31/2019	7.381	7.266	169

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.00%
	12/31/2010	9.475	9.196	202
	12/31/2011	9.196	8.925	172
	12/31/2012	8.925	8.660	180
	12/31/2013	8.660	8.404	170
	12/31/2014	8.404	8.156	155
	12/31/2015	8.156	7.916	157
	12/31/2016	7.916	7.682	145
	12/31/2017	7.682	7.460	129
	12/31/2018	7.460	7.311	127
	12/31/2019	7.311	7.194	116
3.05%
	12/31/2010	9.428	9.146	143
	12/31/2011	9.146	8.872	83
	12/31/2012	8.872	8.604	37
	12/31/2013	8.604	8.346	46
	12/31/2014	8.346	8.096	63
	12/31/2015	8.096	7.853	161
	12/31/2016	7.853	7.618	91
	12/31/2017	7.618	7.393	60
	12/31/2018	7.393	7.242	67
	12/31/2019	7.242	7.123	69
3.10%
	12/31/2010	9.382	9.096	193
	12/31/2011	9.096	8.819	225
	12/31/2012	8.819	8.549	197
	12/31/2013	8.549	8.288	228
	12/31/2014	8.288	8.035	275
	12/31/2015	8.035	7.791	279
	12/31/2016	7.791	7.553	281
	12/31/2017	7.553	7.327	291
	12/31/2018	7.327	7.174	284
	12/31/2019	7.174	7.052	275
3.15%
	12/31/2010	9.335	9.046	15
	12/31/2011	9.046	8.767	9
	12/31/2012	8.767	8.494	24
	12/31/2013	8.494	8.230	16
	12/31/2014	8.230	7.976	12
	12/31/2015	7.976	7.729	19
	12/31/2016	7.729	7.490	17
	12/31/2017	7.490	7.262	19
	12/31/2018	7.262	7.107	17
	12/31/2019	7.107	6.982	14
3.20%
	12/31/2013	N/A	8.163	0
	12/31/2014	8.163	7.907	1
	12/31/2015	7.907	7.658	3
	12/31/2016	7.658	7.417	0
	12/31/2017	7.417	7.188	17
	12/31/2018	7.188	7.031	105
	12/31/2019	7.031	6.904	90

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.25%
	12/31/2013	N/A	8.106	0
	12/31/2014	8.106	7.848	0
	12/31/2015	7.848	7.597	0
	12/31/2016	7.597	7.355	0
	12/31/2017	7.355	7.124	0
	12/31/2018	7.124	6.965	0
	12/31/2019	6.965	6.836	0
3.30%
	12/31/2013	N/A	7.884	0
	12/31/2014	7.884	7.628	1
	12/31/2015	7.628	7.381	0
	12/31/2016	7.381	7.142	0
	12/31/2017	7.142	6.914	46
	12/31/2018	6.914	6.756	44
	12/31/2019	6.756	6.628	5
3.35%
	12/31/2013	N/A	7.994	0
	12/31/2014	7.994	7.731	0
	12/31/2015	7.731	7.477	0
	12/31/2016	7.477	7.231	0
	12/31/2017	7.231	6.997	0
	12/31/2018	6.997	6.834	0
	12/31/2019	6.834	6.701	0
3.40%
	12/31/2013	N/A	7.939	0
	12/31/2014	7.939	7.674	0
	12/31/2015	7.674	7.418	0
	12/31/2016	7.418	7.170	0
	12/31/2017	7.170	6.935	0
	12/31/2018	6.935	6.770	0
	12/31/2019	6.770	6.634	0
AZL International Index Fund
1.65%
	12/31/2010	9.756	10.279	73
	12/31/2011	10.279	8.820	302
	12/31/2012	8.820	10.239	463
	12/31/2013	10.239	12.222	461
	12/31/2014	12.222	11.279	472
	12/31/2015	11.279	10.941	402
	12/31/2016	10.941	10.801	690
	12/31/2017	10.801	13.256	510
	12/31/2018	13.256	11.207	427
	12/31/2019	11.207	13.388	341
1.70%
	12/31/2010	9.755	10.273	109
	12/31/2011	10.273	8.810	200
	12/31/2012	8.810	10.223	301
	12/31/2013	10.223	12.197	376
	12/31/2014	12.197	11.250	372
	12/31/2015	11.250	10.907	358
	12/31/2016	10.907	10.762	1,210
	12/31/2017	10.762	13.202	1,086
	12/31/2018	13.202	11.156	894
	12/31/2019	11.156	13.320	715

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.75%
	12/31/2010	9.754	10.267	5
	12/31/2011	10.267	8.800	22
	12/31/2012	8.800	10.206	35
	12/31/2013	10.206	12.171	45
	12/31/2014	12.171	11.221	51
	12/31/2015	11.221	10.873	38
	12/31/2016	10.873	10.724	54
	12/31/2017	10.724	13.148	43
	12/31/2018	13.148	11.105	35
	12/31/2019	11.105	13.252	29
1.80%
	12/31/2010	9.753	10.261	219
	12/31/2011	10.261	8.791	147
	12/31/2012	8.791	10.190	114
	12/31/2013	10.190	12.146	118
	12/31/2014	12.146	11.191	123
	12/31/2015	11.191	10.839	300
	12/31/2016	10.839	10.685	849
	12/31/2017	10.685	13.094	849
	12/31/2018	13.094	11.054	825
	12/31/2019	11.054	13.185	767
1.95%
	12/31/2010	9.750	10.243	103
	12/31/2011	10.243	8.762	136
	12/31/2012	8.762	10.141	170
	12/31/2013	10.141	12.070	156
	12/31/2014	12.070	11.105	149
	12/31/2015	11.105	10.739	128
	12/31/2016	10.739	10.571	676
	12/31/2017	10.571	12.934	562
	12/31/2018	12.934	10.902	433
	12/31/2019	10.902	12.984	251
2.05%
	12/31/2010	9.748	10.230	26
	12/31/2011	10.230	8.743	45
	12/31/2012	8.743	10.109	43
	12/31/2013	10.109	12.019	58
	12/31/2014	12.019	11.047	66
	12/31/2015	11.047	10.673	58
	12/31/2016	10.673	10.495	308
	12/31/2017	10.495	12.829	281
	12/31/2018	12.829	10.802	278
	12/31/2019	10.802	12.853	253
2.10%
	12/31/2010	9.747	10.224	239
	12/31/2011	10.224	8.733	238
	12/31/2012	8.733	10.093	248
	12/31/2013	10.093	11.994	224
	12/31/2014	11.994	11.018	182
	12/31/2015	11.018	10.640	423
	12/31/2016	10.640	10.457	1,521
	12/31/2017	10.457	12.776	1,324
	12/31/2018	12.776	10.753	1,485
	12/31/2019	10.753	12.787	1,345

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.15%
	12/31/2010	9.746	10.218	5
	12/31/2011	10.218	8.724	0
	12/31/2012	8.724	10.077	0
	12/31/2013	10.077	11.969	0
	12/31/2014	11.969	10.990	0
	12/31/2015	10.990	10.607	2
	12/31/2016	10.607	10.420	9
	12/31/2017	10.420	12.724	7
	12/31/2018	12.724	10.703	7
	12/31/2019	10.703	12.722	7
2.20%
	12/31/2010	9.746	10.212	218
	12/31/2011	10.212	8.714	229
	12/31/2012	8.714	10.061	230
	12/31/2013	10.061	11.944	239
	12/31/2014	11.944	10.961	218
	12/31/2015	10.961	10.574	268
	12/31/2016	10.574	10.382	1,559
	12/31/2017	10.382	12.672	1,343
	12/31/2018	12.672	10.654	1,053
	12/31/2019	10.654	12.658	893
2.25%
	12/31/2010	9.745	10.206	148
	12/31/2011	10.206	8.705	153
	12/31/2012	8.705	10.045	144
	12/31/2013	10.045	11.919	135
	12/31/2014	11.919	10.933	130
	12/31/2015	10.933	10.541	130
	12/31/2016	10.541	10.345	922
	12/31/2017	10.345	12.620	824
	12/31/2018	12.620	10.605	997
	12/31/2019	10.605	12.593	928
2.30%
	12/31/2010	9.744	10.200	0
	12/31/2011	10.200	8.695	0
	12/31/2012	8.695	10.029	0
	12/31/2013	10.029	11.894	0
	12/31/2014	11.894	10.904	0
	12/31/2015	10.904	10.509	0
	12/31/2016	10.509	10.308	4
	12/31/2017	10.308	12.569	3
	12/31/2018	12.569	10.557	3
	12/31/2019	10.557	12.529	3
2.35%
	12/31/2010	9.743	10.194	320
	12/31/2011	10.194	8.686	353
	12/31/2012	8.686	10.013	299
	12/31/2013	10.013	11.869	320
	12/31/2014	11.869	10.876	301
	12/31/2015	10.876	10.476	322
	12/31/2016	10.476	10.271	1,814
	12/31/2017	10.271	12.517	1,579
	12/31/2018	12.517	10.508	1,326
	12/31/2019	10.508	12.465	1,073

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.40%
	12/31/2010	9.742	10.188	90
	12/31/2011	10.188	8.676	101
	12/31/2012	8.676	9.997	105
	12/31/2013	9.997	11.844	90
	12/31/2014	11.844	10.848	82
	12/31/2015	10.848	10.444	110
	12/31/2016	10.444	10.234	914
	12/31/2017	10.234	12.466	745
	12/31/2018	12.466	10.460	810
	12/31/2019	10.460	12.402	754
2.45%
	12/31/2010	9.741	10.182	103
	12/31/2011	10.182	8.667	117
	12/31/2012	8.667	9.981	102
	12/31/2013	9.981	11.819	93
	12/31/2014	11.819	10.820	85
	12/31/2015	10.820	10.412	86
	12/31/2016	10.412	10.197	414
	12/31/2017	10.197	12.415	351
	12/31/2018	12.415	10.412	260
	12/31/2019	10.412	12.339	207
2.50%
	12/31/2010	9.740	10.176	209
	12/31/2011	10.176	8.657	228
	12/31/2012	8.657	9.965	223
	12/31/2013	9.965	11.794	218
	12/31/2014	11.794	10.792	196
	12/31/2015	10.792	10.379	203
	12/31/2016	10.379	10.160	1,450
	12/31/2017	10.160	12.365	1,199
	12/31/2018	12.365	10.364	959
	12/31/2019	10.364	12.276	818
2.55%
	12/31/2010	9.739	10.170	80
	12/31/2011	10.170	8.648	92
	12/31/2012	8.648	9.949	86
	12/31/2013	9.949	11.770	65
	12/31/2014	11.770	10.764	60
	12/31/2015	10.764	10.347	59
	12/31/2016	10.347	10.124	529
	12/31/2017	10.124	12.314	447
	12/31/2018	12.314	10.317	519
	12/31/2019	10.317	12.214	477
2.60%
	12/31/2010	9.738	10.163	88
	12/31/2011	10.163	8.638	96
	12/31/2012	8.638	9.933	69
	12/31/2013	9.933	11.745	71
	12/31/2014	11.745	10.736	119
	12/31/2015	10.736	10.315	111
	12/31/2016	10.315	10.088	573
	12/31/2017	10.088	12.264	483
	12/31/2018	12.264	10.269	450
	12/31/2019	10.269	12.152	420

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.65%
	12/31/2010	9.737	10.157	190
	12/31/2011	10.157	8.629	206
	12/31/2012	8.629	9.917	154
	12/31/2013	9.917	11.720	147
	12/31/2014	11.720	10.708	171
	12/31/2015	10.708	10.283	176
	12/31/2016	10.283	10.051	813
	12/31/2017	10.051	12.214	696
	12/31/2018	12.214	10.222	542
	12/31/2019	10.222	12.090	455
2.70%
	12/31/2010	9.736	10.151	36
	12/31/2011	10.151	8.619	35
	12/31/2012	8.619	9.901	34
	12/31/2013	9.901	11.696	47
	12/31/2014	11.696	10.680	30
	12/31/2015	10.680	10.252	30
	12/31/2016	10.252	10.015	178
	12/31/2017	10.015	12.164	193
	12/31/2018	12.164	10.175	188
	12/31/2019	10.175	12.028	146
2.75%
	12/31/2010	9.735	10.145	27
	12/31/2011	10.145	8.610	30
	12/31/2012	8.610	9.885	22
	12/31/2013	9.885	11.671	50
	12/31/2014	11.671	10.653	43
	12/31/2015	10.653	10.220	41
	12/31/2016	10.220	9.979	397
	12/31/2017	9.979	12.114	406
	12/31/2018	12.114	10.129	424
	12/31/2019	10.129	11.967	407
2.80%
	12/31/2010	9.734	10.139	57
	12/31/2011	10.139	8.600	57
	12/31/2012	8.600	9.870	63
	12/31/2013	9.870	11.647	57
	12/31/2014	11.647	10.625	27
	12/31/2015	10.625	10.188	26
	12/31/2016	10.188	9.943	250
	12/31/2017	9.943	12.064	219
	12/31/2018	12.064	10.082	157
	12/31/2019	10.082	11.906	151
2.85%
	12/31/2010	9.733	10.133	32
	12/31/2011	10.133	8.591	33
	12/31/2012	8.591	9.854	32
	12/31/2013	9.854	11.622	22
	12/31/2014	11.622	10.597	20
	12/31/2015	10.597	10.157	24
	12/31/2016	10.157	9.908	107
	12/31/2017	9.908	12.015	104
	12/31/2018	12.015	10.036	98
	12/31/2019	10.036	11.846	92

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.90%
	12/31/2010	9.732	10.127	16
	12/31/2011	10.127	8.582	18
	12/31/2012	8.582	9.838	17
	12/31/2013	9.838	11.598	17
	12/31/2014	11.598	10.570	22
	12/31/2015	10.570	10.125	28
	12/31/2016	10.125	9.872	285
	12/31/2017	9.872	11.966	290
	12/31/2018	11.966	9.990	334
	12/31/2019	9.990	11.785	301
2.95%
	12/31/2010	9.732	10.121	19
	12/31/2011	10.121	8.572	20
	12/31/2012	8.572	9.822	20
	12/31/2013	9.822	11.574	15
	12/31/2014	11.574	10.542	12
	12/31/2015	10.542	10.094	11
	12/31/2016	10.094	9.837	83
	12/31/2017	9.837	11.917	86
	12/31/2018	11.917	9.944	63
	12/31/2019	9.944	11.726	49
3.00%
	12/31/2010	9.731	10.115	0
	12/31/2011	10.115	8.563	0
	12/31/2012	8.563	9.807	0
	12/31/2013	9.807	11.550	2
	12/31/2014	11.550	10.515	1
	12/31/2015	10.515	10.063	1
	12/31/2016	10.063	9.801	34
	12/31/2017	9.801	11.868	38
	12/31/2018	11.868	9.898	56
	12/31/2019	9.898	11.666	52
3.05%
	12/31/2010	9.730	10.109	0
	12/31/2011	10.109	8.553	0
	12/31/2012	8.553	9.791	0
	12/31/2013	9.791	11.525	10
	12/31/2014	11.525	10.488	19
	12/31/2015	10.488	10.032	26
	12/31/2016	10.032	9.766	215
	12/31/2017	9.766	11.820	196
	12/31/2018	11.820	9.853	191
	12/31/2019	9.853	11.607	166
3.10%
	12/31/2010	9.729	10.103	0
	12/31/2011	10.103	8.544	0
	12/31/2012	8.544	9.775	0
	12/31/2013	9.775	11.501	0
	12/31/2014	11.501	10.461	0
	12/31/2015	10.461	10.001	0
	12/31/2016	10.001	9.731	15
	12/31/2017	9.731	11.771	10
	12/31/2018	11.771	9.808	9
	12/31/2019	9.808	11.548	8

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.15%
	12/31/2010	9.728	10.097	0
	12/31/2011	10.097	8.535	0
	12/31/2012	8.535	9.760	0
	12/31/2013	9.760	11.477	1
	12/31/2014	11.477	10.433	10
	12/31/2015	10.433	9.970	2
	12/31/2016	9.970	9.696	34
	12/31/2017	9.696	11.723	42
	12/31/2018	11.723	9.763	47
	12/31/2019	9.763	11.489	44
3.20%
	12/31/2013	N/A	15.331	0
	12/31/2014	15.331	13.930	3
	12/31/2015	13.930	13.304	0
	12/31/2016	13.304	12.933	15
	12/31/2017	12.933	15.628	21
	12/31/2018	15.628	13.008	28
	12/31/2019	13.008	15.301	24
3.25%
	12/31/2013	N/A	15.295	0
	12/31/2014	15.295	13.890	0
	12/31/2015	13.890	13.260	0
	12/31/2016	13.260	12.883	0
	12/31/2017	12.883	15.561	0
	12/31/2018	15.561	12.946	0
	12/31/2019	12.946	15.219	0
3.30%
	12/31/2013	N/A	11.405	0
	12/31/2014	11.405	10.352	2
	12/31/2015	10.352	9.877	2
	12/31/2016	9.877	9.592	53
	12/31/2017	9.592	11.580	47
	12/31/2018	11.580	9.629	50
	12/31/2019	9.629	11.314	52
3.35%
	12/31/2013	N/A	15.223	0
	12/31/2014	15.223	13.811	0
	12/31/2015	13.811	13.171	0
	12/31/2016	13.171	12.784	2
	12/31/2017	12.784	15.426	1
	12/31/2018	15.426	12.821	4
	12/31/2019	12.821	15.057	4
3.40%
	12/31/2013	N/A	15.188	0
	12/31/2014	15.188	13.772	0
	12/31/2015	13.772	13.127	0
	12/31/2016	13.127	12.735	0
	12/31/2017	12.735	15.359	0
	12/31/2018	15.359	12.759	0
	12/31/2019	12.759	14.977	0

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MetWest Total Return Bond Fund
1.65%
	12/31/2015	N/A	9.866	79
	12/31/2016	9.866	9.928	240
	12/31/2017	9.928	10.072	288
	12/31/2018	10.072	9.885	188
	12/31/2019	9.885	10.549	188
1.70%
	12/31/2015	N/A	9.860	116
	12/31/2016	9.860	9.917	164
	12/31/2017	9.917	10.056	237
	12/31/2018	10.056	9.865	422
	12/31/2019	9.865	10.522	371
1.75%
	12/31/2015	N/A	9.855	133
	12/31/2016	9.855	9.907	36
	12/31/2017	9.907	10.041	8
	12/31/2018	10.041	9.844	2
	12/31/2019	9.844	10.495	3
1.95%
	12/31/2015	N/A	9.833	4
	12/31/2016	9.833	9.865	8
	12/31/2017	9.865	9.978	7
	12/31/2018	9.978	9.764	20
	12/31/2019	9.764	10.388	19
2.05%
	12/31/2015	N/A	9.822	1
	12/31/2016	9.822	9.844	2
	12/31/2017	9.844	9.947	0
	12/31/2018	9.947	9.723	0
	12/31/2019	9.723	10.335	0
AZL Mid Cap Index Fund
1.65%
	12/31/2010	N/A	10.652	98
	12/31/2011	10.652	10.236	292
	12/31/2012	10.236	11.800	446
	12/31/2013	11.800	15.404	473
	12/31/2014	15.404	16.548	414
	12/31/2015	16.548	15.842	356
	12/31/2016	15.842	18.625	736
	12/31/2017	18.625	21.225	509
	12/31/2018	21.225	18.507	400
	12/31/2019	18.507	22.805	311
1.70%
	12/31/2010	N/A	10.649	199
	12/31/2011	10.649	10.227	328
	12/31/2012	10.227	11.784	507
	12/31/2013	11.784	15.376	651
	12/31/2014	15.376	16.509	593
	12/31/2015	16.509	15.797	541
	12/31/2016	15.797	18.563	1,213
	12/31/2017	18.563	21.144	1,029
	12/31/2018	21.144	18.427	846
	12/31/2019	18.427	22.695	736

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.75%
	12/31/2010	N/A	10.645	1
	12/31/2011	10.645	10.218	10
	12/31/2012	10.218	11.769	25
	12/31/2013	11.769	15.348	22
	12/31/2014	15.348	16.470	56
	12/31/2015	16.470	15.752	59
	12/31/2016	15.752	18.501	75
	12/31/2017	18.501	21.063	55
	12/31/2018	21.063	18.347	46
	12/31/2019	18.347	22.586	17
1.80%
	12/31/2010	N/A	10.642	378
	12/31/2011	10.642	10.210	296
	12/31/2012	10.210	11.753	276
	12/31/2013	11.753	15.319	260
	12/31/2014	15.319	16.432	248
	12/31/2015	16.432	15.708	221
	12/31/2016	15.708	18.439	440
	12/31/2017	18.439	20.982	337
	12/31/2018	20.982	18.267	289
	12/31/2019	18.267	22.477	282
1.95%
	12/31/2010	N/A	10.631	126
	12/31/2011	10.631	10.184	161
	12/31/2012	10.184	11.706	189
	12/31/2013	11.706	15.235	170
	12/31/2014	15.235	16.317	166
	12/31/2015	16.317	15.574	166
	12/31/2016	15.574	18.256	488
	12/31/2017	18.256	20.742	435
	12/31/2018	20.742	18.031	317
	12/31/2019	18.031	22.153	199
2.05%
	12/31/2010	N/A	10.624	86
	12/31/2011	10.624	10.167	150
	12/31/2012	10.167	11.675	149
	12/31/2013	11.675	15.179	116
	12/31/2014	15.179	16.241	93
	12/31/2015	16.241	15.486	75
	12/31/2016	15.486	18.134	146
	12/31/2017	18.134	20.583	133
	12/31/2018	20.583	17.875	122
	12/31/2019	17.875	21.939	119
2.10%
	12/31/2010	N/A	10.620	185
	12/31/2011	10.620	10.159	174
	12/31/2012	10.159	11.659	201
	12/31/2013	11.659	15.151	161
	12/31/2014	15.151	16.203	161
	12/31/2015	16.203	15.442	338
	12/31/2016	15.442	18.074	822
	12/31/2017	18.074	20.505	729
	12/31/2018	20.505	17.798	719
	12/31/2019	17.798	21.833	658

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.15%
	12/31/2010	N/A	10.617	1
	12/31/2011	10.617	10.150	1
	12/31/2012	10.150	11.643	2
	12/31/2013	11.643	15.124	1
	12/31/2014	15.124	16.165	1
	12/31/2015	16.165	15.399	0
	12/31/2016	15.399	18.013	16
	12/31/2017	18.013	20.426	15
	12/31/2018	20.426	17.721	14
	12/31/2019	17.721	21.728	14
2.20%
	12/31/2010	N/A	10.613	244
	12/31/2011	10.613	10.142	240
	12/31/2012	10.142	11.628	304
	12/31/2013	11.628	15.096	298
	12/31/2014	15.096	16.127	277
	12/31/2015	16.127	15.355	277
	12/31/2016	15.355	17.953	698
	12/31/2017	17.953	20.348	616
	12/31/2018	20.348	17.644	489
	12/31/2019	17.644	21.623	389
2.25%
	12/31/2010	N/A	10.609	145
	12/31/2011	10.609	10.133	130
	12/31/2012	10.133	11.612	135
	12/31/2013	11.612	15.068	184
	12/31/2014	15.068	16.090	158
	12/31/2015	16.090	15.311	147
	12/31/2016	15.311	17.893	521
	12/31/2017	17.893	20.270	461
	12/31/2018	20.270	17.568	486
	12/31/2019	17.568	21.518	446
2.30%
	12/31/2010	N/A	10.606	0
	12/31/2011	10.606	10.125	0
	12/31/2012	10.125	11.597	0
	12/31/2013	11.597	15.040	0
	12/31/2014	15.040	16.052	0
	12/31/2015	16.052	15.268	0
	12/31/2016	15.268	17.834	4
	12/31/2017	17.834	20.192	3
	12/31/2018	20.192	17.492	2
	12/31/2019	17.492	21.415	2
2.35%
	12/31/2010	N/A	10.602	286
	12/31/2011	10.602	10.117	316
	12/31/2012	10.117	11.581	307
	12/31/2013	11.581	15.013	313
	12/31/2014	15.013	16.015	296
	12/31/2015	16.015	15.225	277
	12/31/2016	15.225	17.774	887
	12/31/2017	17.774	20.115	711
	12/31/2018	20.115	17.416	583
	12/31/2019	17.416	21.311	501

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.40%
	12/31/2010	N/A	10.599	101
	12/31/2011	10.599	10.108	92
	12/31/2012	10.108	11.566	105
	12/31/2013	11.566	14.985	123
	12/31/2014	14.985	15.977	144
	12/31/2015	15.977	15.181	112
	12/31/2016	15.181	17.715	370
	12/31/2017	17.715	20.038	320
	12/31/2018	20.038	17.340	318
	12/31/2019	17.340	21.208	310
2.45%
	12/31/2010	N/A	10.595	77
	12/31/2011	10.595	10.100	87
	12/31/2012	10.100	11.550	80
	12/31/2013	11.550	14.958	77
	12/31/2014	14.958	15.940	61
	12/31/2015	15.940	15.138	61
	12/31/2016	15.138	17.656	183
	12/31/2017	17.656	19.961	148
	12/31/2018	19.961	17.265	109
	12/31/2019	17.265	21.106	88
2.50%
	12/31/2010	N/A	10.592	182
	12/31/2011	10.592	10.091	183
	12/31/2012	10.091	11.535	190
	12/31/2013	11.535	14.930	235
	12/31/2014	14.930	15.903	204
	12/31/2015	15.903	15.096	204
	12/31/2016	15.096	17.597	643
	12/31/2017	17.597	19.885	547
	12/31/2018	19.885	17.190	433
	12/31/2019	17.190	21.004	373
2.55%
	12/31/2010	N/A	10.588	113
	12/31/2011	10.588	10.083	108
	12/31/2012	10.083	11.519	111
	12/31/2013	11.519	14.903	110
	12/31/2014	14.903	15.865	103
	12/31/2015	15.865	15.053	93
	12/31/2016	15.053	17.539	249
	12/31/2017	17.539	19.809	219
	12/31/2018	19.809	17.116	228
	12/31/2019	17.116	20.903	225
2.60%
	12/31/2010	N/A	10.584	92
	12/31/2011	10.584	10.074	101
	12/31/2012	10.074	11.504	94
	12/31/2013	11.504	14.875	93
	12/31/2014	14.875	15.828	101
	12/31/2015	15.828	15.010	102
	12/31/2016	15.010	17.480	323
	12/31/2017	17.480	19.733	304
	12/31/2018	19.733	17.042	285
	12/31/2019	17.042	20.802	275

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.65%
	12/31/2010	N/A	10.581	93
	12/31/2011	10.581	10.066	80
	12/31/2012	10.066	11.489	100
	12/31/2013	11.489	14.848	142
	12/31/2014	14.848	15.791	161
	12/31/2015	15.791	14.968	160
	12/31/2016	14.968	17.422	465
	12/31/2017	17.422	19.657	385
	12/31/2018	19.657	16.968	311
	12/31/2019	16.968	20.701	261
2.70%
	12/31/2010	N/A	10.577	18
	12/31/2011	10.577	10.057	19
	12/31/2012	10.057	11.473	22
	12/31/2013	11.473	14.821	23
	12/31/2014	14.821	15.755	17
	12/31/2015	15.755	14.925	29
	12/31/2016	14.925	17.364	97
	12/31/2017	17.364	19.582	80
	12/31/2018	19.582	16.895	95
	12/31/2019	16.895	20.601	76
2.75%
	12/31/2010	N/A	10.574	24
	12/31/2011	10.574	10.049	24
	12/31/2012	10.049	11.458	23
	12/31/2013	11.458	14.793	49
	12/31/2014	14.793	15.718	61
	12/31/2015	15.718	14.883	89
	12/31/2016	14.883	17.306	219
	12/31/2017	17.306	19.507	216
	12/31/2018	19.507	16.821	205
	12/31/2019	16.821	20.502	208
2.80%
	12/31/2010	N/A	10.570	22
	12/31/2011	10.570	10.041	19
	12/31/2012	10.041	11.442	35
	12/31/2013	11.442	14.766	49
	12/31/2014	14.766	15.681	38
	12/31/2015	15.681	14.841	54
	12/31/2016	14.841	17.248	109
	12/31/2017	17.248	19.432	90
	12/31/2018	19.432	16.749	80
	12/31/2019	16.749	20.403	76
2.85%
	12/31/2010	N/A	10.567	7
	12/31/2011	10.567	10.032	3
	12/31/2012	10.032	11.427	3
	12/31/2013	11.427	14.739	28
	12/31/2014	14.739	15.644	13
	12/31/2015	15.644	14.799	14
	12/31/2016	14.799	17.191	51
	12/31/2017	17.191	19.358	48
	12/31/2018	19.358	16.676	50
	12/31/2019	16.676	20.304	50

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.90%
	12/31/2010	N/A	10.563	16
	12/31/2011	10.563	10.024	16
	12/31/2012	10.024	11.412	22
	12/31/2013	11.412	14.712	37
	12/31/2014	14.712	15.608	46
	12/31/2015	15.608	14.757	48
	12/31/2016	14.757	17.133	155
	12/31/2017	17.133	19.284	154
	12/31/2018	19.284	16.604	149
	12/31/2019	16.604	20.206	142
2.95%
	12/31/2010	N/A	10.560	5
	12/31/2011	10.560	10.016	5
	12/31/2012	10.016	11.397	5
	12/31/2013	11.397	14.685	9
	12/31/2014	14.685	15.571	6
	12/31/2015	15.571	14.715	8
	12/31/2016	14.715	17.076	68
	12/31/2017	17.076	19.210	50
	12/31/2018	19.210	16.532	52
	12/31/2019	16.532	20.109	44
3.00%
	12/31/2010	N/A	10.556	0
	12/31/2011	10.556	10.007	0
	12/31/2012	10.007	11.381	2
	12/31/2013	11.381	14.658	3
	12/31/2014	14.658	15.535	7
	12/31/2015	15.535	14.673	8
	12/31/2016	14.673	17.019	19
	12/31/2017	17.019	19.136	16
	12/31/2018	19.136	16.460	22
	12/31/2019	16.460	20.011	20
3.05%
	12/31/2010	N/A	10.552	0
	12/31/2011	10.552	9.999	0
	12/31/2012	9.999	11.366	0
	12/31/2013	11.366	14.631	1
	12/31/2014	14.631	15.499	7
	12/31/2015	15.499	14.631	17
	12/31/2016	14.631	16.963	91
	12/31/2017	16.963	19.063	93
	12/31/2018	19.063	16.389	83
	12/31/2019	16.389	19.915	75
3.10%
	12/31/2010	N/A	10.549	0
	12/31/2011	10.549	9.990	0
	12/31/2012	9.990	11.351	0
	12/31/2013	11.351	14.604	0
	12/31/2014	14.604	15.463	1
	12/31/2015	15.463	14.590	1
	12/31/2016	14.590	16.906	5
	12/31/2017	16.906	18.990	4
	12/31/2018	18.990	16.318	3
	12/31/2019	16.318	19.819	2

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.15%
	12/31/2010	N/A	10.545	0
	12/31/2011	10.545	9.982	0
	12/31/2012	9.982	11.336	0
	12/31/2013	11.336	14.577	0
	12/31/2014	14.577	15.426	4
	12/31/2015	15.426	14.549	3
	12/31/2016	14.549	16.850	22
	12/31/2017	16.850	18.917	25
	12/31/2018	18.917	16.247	26
	12/31/2019	16.247	19.723	25
3.20%
	12/31/2013	N/A	21.328	0
	12/31/2014	21.328	22.558	2
	12/31/2015	22.558	21.264	2
	12/31/2016	21.264	24.615	13
	12/31/2017	24.615	27.621	13
	12/31/2018	27.621	23.711	17
	12/31/2019	23.711	28.769	17
3.25%
	12/31/2013	N/A	21.277	0
	12/31/2014	21.277	22.494	0
	12/31/2015	22.494	21.193	0
	12/31/2016	21.193	24.520	0
	12/31/2017	24.520	27.501	0
	12/31/2018	27.501	23.596	0
	12/31/2019	23.596	28.615	0
3.30%
	12/31/2013	N/A	21.227	0
	12/31/2014	21.227	22.430	0
	12/31/2015	22.430	21.122	1
	12/31/2016	21.122	24.426	12
	12/31/2017	24.426	27.382	10
	12/31/2018	27.382	23.482	16
	12/31/2019	23.482	28.463	16
3.35%
	12/31/2013	N/A	21.177	0
	12/31/2014	21.177	22.366	0
	12/31/2015	22.366	21.051	0
	12/31/2016	21.051	24.332	0
	12/31/2017	24.332	27.263	0
	12/31/2018	27.263	23.368	3
	12/31/2019	23.368	28.311	2
3.40%
	12/31/2013	N/A	21.128	0
	12/31/2014	21.128	22.302	0
	12/31/2015	22.302	20.981	0
	12/31/2016	20.981	24.238	0
	12/31/2017	24.238	27.144	0
	12/31/2018	27.144	23.255	0
	12/31/2019	23.255	28.159	0

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Moderate Index Strategy Fund
1.65%
	12/31/2010	11.497	12.637	1,497
	12/31/2011	12.637	12.160	2,997
	12/31/2012	12.160	13.384	2,986
	12/31/2013	13.384	16.412	4,400
	12/31/2014	16.412	17.516	4,681
	12/31/2015	17.516	16.804	4,332
	12/31/2016	16.804	18.002	3,629
	12/31/2017	18.002	20.063	3,146
	12/31/2018	20.063	18.712	2,702
	12/31/2019	18.712	21.963	2,375
1.70%
	12/31/2010	11.465	12.595	1,985
	12/31/2011	12.595	12.113	3,155
	12/31/2012	12.113	13.326	3,128
	12/31/2013	13.326	16.333	4,083
	12/31/2014	16.333	17.423	4,128
	12/31/2015	17.423	16.706	3,707
	12/31/2016	16.706	17.888	3,225
	12/31/2017	17.888	19.926	2,893
	12/31/2018	19.926	18.575	2,404
	12/31/2019	18.575	21.791	2,022
1.75%
	12/31/2010	11.423	12.543	104
	12/31/2011	12.543	12.057	158
	12/31/2012	12.057	13.258	185
	12/31/2013	13.258	16.241	275
	12/31/2014	16.241	17.316	214
	12/31/2015	17.316	16.596	238
	12/31/2016	16.596	17.761	207
	12/31/2017	17.761	19.775	195
	12/31/2018	19.775	18.425	167
	12/31/2019	18.425	21.604	133
1.80%
	12/31/2010	11.400	12.511	164
	12/31/2011	12.511	12.021	160
	12/31/2012	12.021	13.211	133
	12/31/2013	13.211	16.176	153
	12/31/2014	16.176	17.238	166
	12/31/2015	17.238	16.513	116
	12/31/2016	16.513	17.663	52
	12/31/2017	17.663	19.656	44
	12/31/2018	19.656	18.305	36
	12/31/2019	18.305	21.453	29
1.95%
	12/31/2010	11.303	12.387	699
	12/31/2011	12.387	11.883	979
	12/31/2012	11.883	13.040	1,065
	12/31/2013	13.040	15.943	1,520
	12/31/2014	15.943	16.964	1,563
	12/31/2015	16.964	16.226	1,399
	12/31/2016	16.226	17.330	1,212
	12/31/2017	17.330	19.257	1,069
	12/31/2018	19.257	17.906	902
	12/31/2019	17.906	20.953	834

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.05%
	12/31/2010	11.240	12.305	178
	12/31/2011	12.305	11.793	207
	12/31/2012	11.793	12.928	176
	12/31/2013	12.928	15.790	214
	12/31/2014	15.790	16.784	180
	12/31/2015	16.784	16.038	167
	12/31/2016	16.038	17.112	134
	12/31/2017	17.112	18.996	125
	12/31/2018	18.996	17.645	88
	12/31/2019	17.645	20.628	72
2.10%
	12/31/2010	11.207	12.263	488
	12/31/2011	12.263	11.747	458
	12/31/2012	11.747	12.872	413
	12/31/2013	12.872	15.713	405
	12/31/2014	15.713	16.694	403
	12/31/2015	16.694	15.944	413
	12/31/2016	15.944	17.003	354
	12/31/2017	17.003	18.866	328
	12/31/2018	18.866	17.516	325
	12/31/2019	17.516	20.466	308
2.15%
	12/31/2010	11.176	12.223	2
	12/31/2011	12.223	11.703	4
	12/31/2012	11.703	12.816	4
	12/31/2013	12.816	15.638	4
	12/31/2014	15.638	16.606	4
	12/31/2015	16.606	15.852	2
	12/31/2016	15.852	16.897	2
	12/31/2017	16.897	18.738	2
	12/31/2018	18.738	17.388	2
	12/31/2019	17.388	20.307	2
2.20%
	12/31/2010	11.144	12.182	444
	12/31/2011	12.182	11.658	441
	12/31/2012	11.658	12.760	413
	12/31/2013	12.760	15.562	523
	12/31/2014	15.562	16.517	583
	12/31/2015	16.517	15.759	613
	12/31/2016	15.759	16.789	448
	12/31/2017	16.789	18.609	393
	12/31/2018	18.609	17.260	269
	12/31/2019	17.260	20.148	227
2.25%
	12/31/2010	11.112	12.141	632
	12/31/2011	12.141	11.613	591
	12/31/2012	11.613	12.705	554
	12/31/2013	12.705	15.487	585
	12/31/2014	15.487	16.429	589
	12/31/2015	16.429	15.667	545
	12/31/2016	15.667	16.683	485
	12/31/2017	16.683	18.482	488
	12/31/2018	18.482	17.134	490
	12/31/2019	17.134	19.991	435

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.30%
	12/31/2010	11.081	12.100	3
	12/31/2011	12.100	11.568	3
	12/31/2012	11.568	12.650	1
	12/31/2013	12.650	15.412	0
	12/31/2014	15.412	16.341	22
	12/31/2015	16.341	15.576	18
	12/31/2016	15.576	16.578	18
	12/31/2017	16.578	18.356	0
	12/31/2018	18.356	17.009	0
	12/31/2019	17.009	19.834	0
2.35%
	12/31/2010	11.050	12.060	1,636
	12/31/2011	12.060	11.524	1,656
	12/31/2012	11.524	12.595	1,546
	12/31/2013	12.595	15.337	1,825
	12/31/2014	15.337	16.254	1,934
	12/31/2015	16.254	15.485	1,790
	12/31/2016	15.485	16.473	1,628
	12/31/2017	16.473	18.231	1,511
	12/31/2018	18.231	16.885	1,307
	12/31/2019	16.885	19.679	1,190
2.40%
	12/31/2010	11.018	12.020	307
	12/31/2011	12.020	11.480	282
	12/31/2012	11.480	12.541	251
	12/31/2013	12.541	15.263	347
	12/31/2014	15.263	16.168	451
	12/31/2015	16.168	15.395	370
	12/31/2016	15.395	16.369	297
	12/31/2017	16.369	18.107	297
	12/31/2018	18.107	16.761	365
	12/31/2019	16.761	19.526	337
2.45%
	12/31/2010	10.987	11.980	133
	12/31/2011	11.980	11.436	150
	12/31/2012	11.436	12.487	134
	12/31/2013	12.487	15.190	141
	12/31/2014	15.190	16.082	141
	12/31/2015	16.082	15.305	164
	12/31/2016	15.305	16.265	158
	12/31/2017	16.265	17.984	139
	12/31/2018	17.984	16.638	124
	12/31/2019	16.638	19.373	79
2.50%
	12/31/2010	10.956	11.940	1,886
	12/31/2011	11.940	11.392	1,873
	12/31/2012	11.392	12.432	1,753
	12/31/2013	12.432	15.116	2,071
	12/31/2014	15.116	15.996	2,016
	12/31/2015	15.996	15.216	2,038
	12/31/2016	15.216	16.163	1,682
	12/31/2017	16.163	17.861	1,506
	12/31/2018	17.861	16.517	1,260
	12/31/2019	16.517	19.222	1,158

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.55%
	12/31/2010	10.925	11.900	182
	12/31/2011	11.900	11.349	178
	12/31/2012	11.349	12.379	187
	12/31/2013	12.379	15.043	224
	12/31/2014	15.043	15.911	232
	12/31/2015	15.911	15.128	247
	12/31/2016	15.128	16.061	259
	12/31/2017	16.061	17.740	216
	12/31/2018	17.740	16.396	221
	12/31/2019	16.396	19.072	207
2.60%
	12/31/2010	10.894	11.861	771
	12/31/2011	11.861	11.305	794
	12/31/2012	11.305	12.325	756
	12/31/2013	12.325	14.971	843
	12/31/2014	14.971	15.826	883
	12/31/2015	15.826	15.040	1,056
	12/31/2016	15.040	15.959	920
	12/31/2017	15.959	17.619	666
	12/31/2018	17.619	16.276	562
	12/31/2019	16.276	18.923	530
2.65%
	12/31/2010	10.863	11.821	991
	12/31/2011	11.821	11.262	1,092
	12/31/2012	11.262	12.272	1,022
	12/31/2013	12.272	14.899	1,182
	12/31/2014	14.899	15.742	1,245
	12/31/2015	15.742	14.952	1,136
	12/31/2016	14.952	15.858	951
	12/31/2017	15.858	17.499	910
	12/31/2018	17.499	16.157	791
	12/31/2019	16.157	18.775	657
2.70%
	12/31/2010	10.832	11.782	157
	12/31/2011	11.782	11.219	210
	12/31/2012	11.219	12.219	202
	12/31/2013	12.219	14.827	226
	12/31/2014	14.827	15.658	219
	12/31/2015	15.658	14.865	207
	12/31/2016	14.865	15.758	156
	12/31/2017	15.758	17.379	138
	12/31/2018	17.379	16.039	141
	12/31/2019	16.039	18.628	82
2.75%
	12/31/2010	10.802	11.742	592
	12/31/2011	11.742	11.176	618
	12/31/2012	11.176	12.166	700
	12/31/2013	12.166	14.755	778
	12/31/2014	14.755	15.575	843
	12/31/2015	15.575	14.778	877
	12/31/2016	14.778	15.658	803
	12/31/2017	15.658	17.261	721
	12/31/2018	17.261	15.922	636
	12/31/2019	15.922	18.483	608

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.80%
	12/31/2010	10.771	11.703	566
	12/31/2011	11.703	11.133	630
	12/31/2012	11.133	12.113	632
	12/31/2013	12.113	14.684	634
	12/31/2014	14.684	15.492	729
	12/31/2015	15.492	14.692	729
	12/31/2016	14.692	15.559	576
	12/31/2017	15.559	17.143	436
	12/31/2018	17.143	15.805	378
	12/31/2019	15.805	18.339	346
2.85%
	12/31/2010	10.740	11.664	58
	12/31/2011	11.664	11.090	49
	12/31/2012	11.090	12.061	45
	12/31/2013	12.061	14.613	73
	12/31/2014	14.613	15.409	101
	12/31/2015	15.409	14.607	115
	12/31/2016	14.607	15.461	109
	12/31/2017	15.461	17.026	98
	12/31/2018	17.026	15.689	120
	12/31/2019	15.689	18.195	112
2.90%
	12/31/2010	10.710	11.625	365
	12/31/2011	11.625	11.048	269
	12/31/2012	11.048	12.008	270
	12/31/2013	12.008	14.542	320
	12/31/2014	14.542	15.327	392
	12/31/2015	15.327	14.522	371
	12/31/2016	14.522	15.363	329
	12/31/2017	15.363	16.910	329
	12/31/2018	16.910	15.575	342
	12/31/2019	15.575	18.053	322
2.95%
	12/31/2010	10.680	11.587	148
	12/31/2011	11.587	11.006	269
	12/31/2012	11.006	11.956	250
	12/31/2013	11.956	14.472	300
	12/31/2014	14.472	15.246	406
	12/31/2015	15.246	14.437	349
	12/31/2016	14.437	15.266	190
	12/31/2017	15.266	16.795	170
	12/31/2018	16.795	15.461	133
	12/31/2019	15.461	17.912	113
3.00%
	12/31/2010	10.650	11.549	14
	12/31/2011	11.549	10.964	13
	12/31/2012	10.964	11.906	10
	12/31/2013	11.906	14.404	23
	12/31/2014	14.404	15.166	80
	12/31/2015	15.166	14.354	66
	12/31/2016	14.354	15.171	63
	12/31/2017	15.171	16.682	44
	12/31/2018	16.682	15.349	59
	12/31/2019	15.349	17.774	56

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.05%
	12/31/2010	10.620	11.510	245
	12/31/2011	11.510	10.922	160
	12/31/2012	10.922	11.853	160
	12/31/2013	11.853	14.333	281
	12/31/2014	14.333	15.084	326
	12/31/2015	15.084	14.270	345
	12/31/2016	14.270	15.074	255
	12/31/2017	15.074	16.568	353
	12/31/2018	16.568	15.236	350
	12/31/2019	15.236	17.634	314
3.10%
	12/31/2010	10.590	11.472	60
	12/31/2011	11.472	10.880	94
	12/31/2012	10.880	11.802	83
	12/31/2013	11.802	14.264	118
	12/31/2014	14.264	15.004	110
	12/31/2015	15.004	14.187	63
	12/31/2016	14.187	14.979	57
	12/31/2017	14.979	16.455	66
	12/31/2018	16.455	15.125	64
	12/31/2019	15.125	17.496	47
3.15%
	12/31/2010	10.560	11.434	8
	12/31/2011	11.434	10.838	13
	12/31/2012	10.838	11.751	12
	12/31/2013	11.751	14.195	82
	12/31/2014	14.195	14.924	94
	12/31/2015	14.924	14.104	34
	12/31/2016	14.104	14.885	28
	12/31/2017	14.885	16.343	31
	12/31/2018	16.343	15.014	31
	12/31/2019	15.014	17.360	32
3.20%
	12/31/2013	N/A	14.537	1
	12/31/2014	14.537	15.276	12
	12/31/2015	15.276	14.430	17
	12/31/2016	14.430	15.220	18
	12/31/2017	15.220	16.703	49
	12/31/2018	16.703	15.337	51
	12/31/2019	15.337	17.725	48
3.25%
	12/31/2013	N/A	14.467	0
	12/31/2014	14.467	15.195	0
	12/31/2015	15.195	14.346	0
	12/31/2016	14.346	15.124	0
	12/31/2017	15.124	16.589	0
	12/31/2018	16.589	15.225	0
	12/31/2019	15.225	17.586	0
3.30%
	12/31/2013	N/A	13.992	0
	12/31/2014	13.992	14.688	17
	12/31/2015	14.688	13.860	38
	12/31/2016	13.860	14.605	37
	12/31/2017	14.605	16.012	38
	12/31/2018	16.012	14.688	28
	12/31/2019	14.688	16.957	24

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.35%
	12/31/2013	N/A	14.328	0
	12/31/2014	14.328	15.033	0
	12/31/2015	15.033	14.179	3
	12/31/2016	14.179	14.934	3
	12/31/2017	14.934	16.364	1
	12/31/2018	16.364	15.003	3
	12/31/2019	15.003	17.313	16
3.40%
	12/31/2013	N/A	14.258	0
	12/31/2014	14.258	14.953	0
	12/31/2015	14.953	14.096	0
	12/31/2016	14.096	14.839	0
	12/31/2017	14.839	16.252	0
	12/31/2018	16.252	14.893	0
	12/31/2019	14.893	17.177	0
AZL Morgan Stanley Global Real Estate Fund
1.65%
	12/31/2010	7.940	9.439	87
	12/31/2011	9.439	8.362	207
	12/31/2012	8.362	10.680	190
	12/31/2013	10.680	10.822	120
	12/31/2014	10.822	12.111	82
	12/31/2015	12.111	11.753	62
	12/31/2016	11.753	11.923	50
	12/31/2017	11.923	12.869	35
	12/31/2018	12.869	11.636	29
	12/31/2019	11.636	13.517	25
1.70%
	12/31/2010	7.925	9.417	168
	12/31/2011	9.417	8.338	274
	12/31/2012	8.338	10.644	253
	12/31/2013	10.644	10.781	209
	12/31/2014	10.781	12.059	177
	12/31/2015	12.059	11.697	156
	12/31/2016	11.697	11.860	133
	12/31/2017	11.860	12.794	107
	12/31/2018	12.794	11.563	84
	12/31/2019	11.563	13.425	66
1.75%
	12/31/2010	7.910	9.395	7
	12/31/2011	9.395	8.314	9
	12/31/2012	8.314	10.609	6
	12/31/2013	10.609	10.740	2
	12/31/2014	10.740	12.006	15
	12/31/2015	12.006	11.640	6
	12/31/2016	11.640	11.797	1
	12/31/2017	11.797	12.720	1
	12/31/2018	12.720	11.490	0
	12/31/2019	11.490	13.333	0

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.80%
	12/31/2010	7.896	9.373	135
	12/31/2011	9.373	8.291	130
	12/31/2012	8.291	10.573	108
	12/31/2013	10.573	10.699	99
	12/31/2014	10.699	11.955	76
	12/31/2015	11.955	11.584	56
	12/31/2016	11.584	11.734	41
	12/31/2017	11.734	12.646	33
	12/31/2018	12.646	11.417	31
	12/31/2019	11.417	13.243	22
1.95%
	12/31/2010	7.852	9.307	89
	12/31/2011	9.307	8.221	130
	12/31/2012	8.221	10.468	104
	12/31/2013	10.468	10.576	90
	12/31/2014	10.576	11.800	92
	12/31/2015	11.800	11.417	75
	12/31/2016	11.417	11.547	46
	12/31/2017	11.547	12.426	40
	12/31/2018	12.426	11.202	36
	12/31/2019	11.202	12.973	32
2.05%
	12/31/2010	7.824	9.264	57
	12/31/2011	9.264	8.174	59
	12/31/2012	8.174	10.398	39
	12/31/2013	10.398	10.495	33
	12/31/2014	10.495	11.698	24
	12/31/2015	11.698	11.307	22
	12/31/2016	11.307	11.425	8
	12/31/2017	11.425	12.282	8
	12/31/2018	12.282	11.061	8
	12/31/2019	11.061	12.798	7
2.10%
	12/31/2010	7.809	9.242	296
	12/31/2011	9.242	8.151	292
	12/31/2012	8.151	10.363	231
	12/31/2013	10.363	10.455	241
	12/31/2014	10.455	11.647	149
	12/31/2015	11.647	11.252	111
	12/31/2016	11.252	11.364	91
	12/31/2017	11.364	12.210	86
	12/31/2018	12.210	10.991	104
	12/31/2019	10.991	12.710	105
2.15%
	12/31/2010	7.795	9.221	11
	12/31/2011	9.221	8.128	9
	12/31/2012	8.128	10.329	7
	12/31/2013	10.329	10.415	6
	12/31/2014	10.415	11.597	5
	12/31/2015	11.597	11.198	4
	12/31/2016	11.198	11.304	4
	12/31/2017	11.304	12.140	4
	12/31/2018	12.140	10.922	4
	12/31/2019	10.922	12.624	4

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.20%
	12/31/2010	7.781	9.199	260
	12/31/2011	9.199	8.105	247
	12/31/2012	8.105	10.294	219
	12/31/2013	10.294	10.375	200
	12/31/2014	10.375	11.546	166
	12/31/2015	11.546	11.144	154
	12/31/2016	11.144	11.243	147
	12/31/2017	11.243	12.068	146
	12/31/2018	12.068	10.852	111
	12/31/2019	10.852	12.537	95
2.25%
	12/31/2010	7.766	9.177	285
	12/31/2011	9.177	8.082	287
	12/31/2012	8.082	10.260	257
	12/31/2013	10.260	10.335	227
	12/31/2014	10.335	11.496	183
	12/31/2015	11.496	11.090	141
	12/31/2016	11.090	11.183	114
	12/31/2017	11.183	11.998	106
	12/31/2018	11.998	10.783	123
	12/31/2019	10.783	12.452	113
2.30%
	12/31/2010	7.752	9.156	7
	12/31/2011	9.156	8.059	7
	12/31/2012	8.059	10.226	12
	12/31/2013	10.226	10.295	9
	12/31/2014	10.295	11.446	10
	12/31/2015	11.446	11.036	7
	12/31/2016	11.036	11.123	3
	12/31/2017	11.123	11.928	0
	12/31/2018	11.928	10.715	0
	12/31/2019	10.715	12.366	0
2.35%
	12/31/2010	7.738	9.135	394
	12/31/2011	9.135	8.036	391
	12/31/2012	8.036	10.192	324
	12/31/2013	10.192	10.256	308
	12/31/2014	10.256	11.397	268
	12/31/2015	11.397	10.983	221
	12/31/2016	10.983	11.064	201
	12/31/2017	11.064	11.859	182
	12/31/2018	11.859	10.647	144
	12/31/2019	10.647	12.282	124
2.40%
	12/31/2010	7.723	9.113	216
	12/31/2011	9.113	8.013	233
	12/31/2012	8.013	10.158	195
	12/31/2013	10.158	10.216	184
	12/31/2014	10.216	11.348	155
	12/31/2015	11.348	10.930	137
	12/31/2016	10.930	11.005	143
	12/31/2017	11.005	11.790	160
	12/31/2018	11.790	10.580	150
	12/31/2019	10.580	12.198	136

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.45%
	12/31/2010	7.709	9.092	108
	12/31/2011	9.092	7.990	110
	12/31/2012	7.990	10.124	89
	12/31/2013	10.124	10.177	77
	12/31/2014	10.177	11.298	63
	12/31/2015	11.298	10.877	54
	12/31/2016	10.877	10.947	53
	12/31/2017	10.947	11.721	52
	12/31/2018	11.721	10.513	38
	12/31/2019	10.513	12.115	29
2.50%
	12/31/2010	7.695	9.071	258
	12/31/2011	9.071	7.968	283
	12/31/2012	7.968	10.090	279
	12/31/2013	10.090	10.138	244
	12/31/2014	10.138	11.249	209
	12/31/2015	11.249	10.825	181
	12/31/2016	10.825	10.888	164
	12/31/2017	10.888	11.653	145
	12/31/2018	11.653	10.447	119
	12/31/2019	10.447	12.033	100
2.55%
	12/31/2010	7.681	9.049	135
	12/31/2011	9.049	7.945	145
	12/31/2012	7.945	10.056	129
	12/31/2013	10.056	10.099	123
	12/31/2014	10.099	11.201	87
	12/31/2015	11.201	10.772	77
	12/31/2016	10.772	10.830	73
	12/31/2017	10.830	11.585	68
	12/31/2018	11.585	10.381	67
	12/31/2019	10.381	11.951	61
2.60%
	12/31/2010	7.667	9.028	126
	12/31/2011	9.028	7.923	122
	12/31/2012	7.923	10.023	111
	12/31/2013	10.023	10.061	105
	12/31/2014	10.061	11.152	120
	12/31/2015	11.152	10.720	110
	12/31/2016	10.720	10.773	101
	12/31/2017	10.773	11.518	97
	12/31/2018	11.518	10.315	75
	12/31/2019	10.315	11.869	67
2.65%
	12/31/2010	7.653	9.007	210
	12/31/2011	9.007	7.900	228
	12/31/2012	7.900	9.989	189
	12/31/2013	9.989	10.022	192
	12/31/2014	10.022	11.104	177
	12/31/2015	11.104	10.669	132
	12/31/2016	10.669	10.715	119
	12/31/2017	10.715	11.450	112
	12/31/2018	11.450	10.250	91
	12/31/2019	10.250	11.788	82

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.70%
	12/31/2010	7.639	8.986	45
	12/31/2011	8.986	7.878	46
	12/31/2012	7.878	9.956	28
	12/31/2013	9.956	9.984	28
	12/31/2014	9.984	11.056	48
	12/31/2015	11.056	10.617	24
	12/31/2016	10.617	10.658	34
	12/31/2017	10.658	11.384	18
	12/31/2018	11.384	10.185	13
	12/31/2019	10.185	11.708	12
2.75%
	12/31/2010	7.625	8.965	38
	12/31/2011	8.965	7.856	37
	12/31/2012	7.856	9.923	32
	12/31/2013	9.923	9.945	37
	12/31/2014	9.945	11.008	51
	12/31/2015	11.008	10.566	55
	12/31/2016	10.566	10.601	59
	12/31/2017	10.601	11.317	61
	12/31/2018	11.317	10.121	64
	12/31/2019	10.121	11.628	58
2.80%
	12/31/2010	7.611	8.944	31
	12/31/2011	8.944	7.833	31
	12/31/2012	7.833	9.890	35
	12/31/2013	9.890	9.907	27
	12/31/2014	9.907	10.960	52
	12/31/2015	10.960	10.515	25
	12/31/2016	10.515	10.545	20
	12/31/2017	10.545	11.252	12
	12/31/2018	11.252	10.057	11
	12/31/2019	10.057	11.549	15
2.85%
	12/31/2010	7.597	8.923	25
	12/31/2011	8.923	7.811	27
	12/31/2012	7.811	9.857	24
	12/31/2013	9.857	9.869	24
	12/31/2014	9.869	10.913	24
	12/31/2015	10.913	10.464	20
	12/31/2016	10.464	10.489	27
	12/31/2017	10.489	11.186	26
	12/31/2018	11.186	9.993	23
	12/31/2019	9.993	11.470	22
2.90%
	12/31/2010	7.583	8.902	40
	12/31/2011	8.902	7.789	43
	12/31/2012	7.789	9.824	37
	12/31/2013	9.824	9.831	34
	12/31/2014	9.831	10.865	46
	12/31/2015	10.865	10.413	48
	12/31/2016	10.413	10.433	51
	12/31/2017	10.433	11.121	53
	12/31/2018	11.121	9.930	64
	12/31/2019	9.930	11.392	56

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.95%
	12/31/2010	7.569	8.882	14
	12/31/2011	8.882	7.767	15
	12/31/2012	7.767	9.791	17
	12/31/2013	9.791	9.794	15
	12/31/2014	9.794	10.818	21
	12/31/2015	10.818	10.363	13
	12/31/2016	10.363	10.377	13
	12/31/2017	10.377	11.056	8
	12/31/2018	11.056	9.867	6
	12/31/2019	9.867	11.314	5
3.00%
	12/31/2010	7.555	8.862	3
	12/31/2011	8.862	7.746	6
	12/31/2012	7.746	9.759	1
	12/31/2013	9.759	9.757	7
	12/31/2014	9.757	10.772	11
	12/31/2015	10.772	10.314	12
	12/31/2016	10.314	10.323	8
	12/31/2017	10.323	10.993	6
	12/31/2018	10.993	9.806	7
	12/31/2019	9.806	11.238	6
3.05%
	12/31/2010	7.541	8.840	0
	12/31/2011	8.840	7.723	0
	12/31/2012	7.723	9.726	0
	12/31/2013	9.726	9.719	2
	12/31/2014	9.719	10.725	35
	12/31/2015	10.725	10.264	34
	12/31/2016	10.264	10.267	31
	12/31/2017	10.267	10.928	30
	12/31/2018	10.928	9.743	32
	12/31/2019	9.743	11.160	30
3.10%
	12/31/2010	7.527	8.820	0
	12/31/2011	8.820	7.701	0
	12/31/2012	7.701	9.694	0
	12/31/2013	9.694	9.682	0
	12/31/2014	9.682	10.679	0
	12/31/2015	10.679	10.214	0
	12/31/2016	10.214	10.213	2
	12/31/2017	10.213	10.864	1
	12/31/2018	10.864	9.681	1
	12/31/2019	9.681	11.084	1
3.15%
	12/31/2010	7.514	8.799	0
	12/31/2011	8.799	7.679	0
	12/31/2012	7.679	9.661	0
	12/31/2013	9.661	9.645	1
	12/31/2014	9.645	10.632	6
	12/31/2015	10.632	10.165	12
	12/31/2016	10.165	10.158	12
	12/31/2017	10.158	10.801	13
	12/31/2018	10.801	9.620	14
	12/31/2019	9.620	11.009	14

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.20%
	12/31/2013	N/A	10.351	0
	12/31/2014	10.351	11.406	0
	12/31/2015	11.406	10.899	0
	12/31/2016	10.899	10.886	1
	12/31/2017	10.886	11.569	1
	12/31/2018	11.569	10.299	2
	12/31/2019	10.299	11.780	2
3.25%
	12/31/2013	N/A	10.312	0
	12/31/2014	10.312	11.356	0
	12/31/2015	11.356	10.846	0
	12/31/2016	10.846	10.828	0
	12/31/2017	10.828	11.502	0
	12/31/2018	11.502	10.234	0
	12/31/2019	10.234	11.700	0
3.30%
	12/31/2013	N/A	9.535	0
	12/31/2014	9.535	10.496	6
	12/31/2015	10.496	10.019	12
	12/31/2016	10.019	9.997	12
	12/31/2017	9.997	10.614	13
	12/31/2018	10.614	9.439	14
	12/31/2019	9.439	10.786	11
3.35%
	12/31/2013	N/A	10.233	0
	12/31/2014	10.233	11.258	0
	12/31/2015	11.258	10.741	3
	12/31/2016	10.741	10.713	3
	12/31/2017	10.713	11.368	0
	12/31/2018	11.368	10.105	2
	12/31/2019	10.105	11.540	1
3.40%
	12/31/2013	N/A	10.193	0
	12/31/2014	10.193	11.209	0
	12/31/2015	11.209	10.689	0
	12/31/2016	10.689	10.656	0
	12/31/2017	10.656	11.302	0
	12/31/2018	11.302	10.041	0
	12/31/2019	10.041	11.462	0
AZL MSCI Emerging Markets Equity Index Fund
1.65%
	12/31/2010	10.714	11.846	300
	12/31/2011	11.846	9.640	517
	12/31/2012	9.640	11.476	495
	12/31/2013	11.476	11.052	357
	12/31/2014	11.052	10.303	251
	12/31/2015	10.303	8.829	202
	12/31/2016	8.829	9.544	162
	12/31/2017	9.544	12.826	117
	12/31/2018	12.826	10.665	104
	12/31/2019	10.665	12.293	84

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.70%
	12/31/2010	10.695	11.818	254
	12/31/2011	11.818	9.612	401
	12/31/2012	9.612	11.438	385
	12/31/2013	11.438	11.009	312
	12/31/2014	11.009	10.259	266
	12/31/2015	10.259	8.786	236
	12/31/2016	8.786	9.493	200
	12/31/2017	9.493	12.751	164
	12/31/2018	12.751	10.597	157
	12/31/2019	10.597	12.209	137
1.75%
	12/31/2010	10.675	11.791	20
	12/31/2011	11.791	9.585	54
	12/31/2012	9.585	11.400	47
	12/31/2013	11.400	10.967	23
	12/31/2014	10.967	10.214	21
	12/31/2015	10.214	8.744	19
	12/31/2016	8.744	9.442	18
	12/31/2017	9.442	12.677	13
	12/31/2018	12.677	10.530	9
	12/31/2019	10.530	12.126	7
1.80%
	12/31/2010	10.656	11.763	325
	12/31/2011	11.763	9.558	316
	12/31/2012	9.558	11.362	251
	12/31/2013	11.362	10.925	208
	12/31/2014	10.925	10.170	137
	12/31/2015	10.170	8.702	128
	12/31/2016	8.702	9.392	100
	12/31/2017	9.392	12.604	78
	12/31/2018	12.604	10.464	81
	12/31/2019	10.464	12.043	70
1.95%
	12/31/2010	10.597	11.681	209
	12/31/2011	11.681	9.477	251
	12/31/2012	9.477	11.249	243
	12/31/2013	11.249	10.800	191
	12/31/2014	10.800	10.039	170
	12/31/2015	10.039	8.576	135
	12/31/2016	8.576	9.243	93
	12/31/2017	9.243	12.385	69
	12/31/2018	12.385	10.266	66
	12/31/2019	10.266	11.798	55
2.05%
	12/31/2010	10.558	11.627	164
	12/31/2011	11.627	9.424	184
	12/31/2012	9.424	11.174	186
	12/31/2013	11.174	10.717	144
	12/31/2014	10.717	9.952	72
	12/31/2015	9.952	8.494	74
	12/31/2016	8.494	9.145	58
	12/31/2017	9.145	12.241	46
	12/31/2018	12.241	10.137	51
	12/31/2019	10.137	11.638	51

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.10%
	12/31/2010	10.538	11.599	605
	12/31/2011	11.599	9.397	613
	12/31/2012	9.397	11.136	571
	12/31/2013	11.136	10.676	599
	12/31/2014	10.676	9.909	513
	12/31/2015	9.909	8.453	460
	12/31/2016	8.453	9.096	379
	12/31/2017	9.096	12.169	331
	12/31/2018	12.169	10.073	385
	12/31/2019	10.073	11.559	370
2.15%
	12/31/2010	10.519	11.573	19
	12/31/2011	11.573	9.370	16
	12/31/2012	9.370	11.100	15
	12/31/2013	11.100	10.635	14
	12/31/2014	10.635	9.866	9
	12/31/2015	9.866	8.412	10
	12/31/2016	8.412	9.048	10
	12/31/2017	9.048	12.099	9
	12/31/2018	12.099	10.010	10
	12/31/2019	10.010	11.480	11
2.20%
	12/31/2010	10.500	11.545	596
	12/31/2011	11.545	9.343	609
	12/31/2012	9.343	11.062	542
	12/31/2013	11.062	10.594	516
	12/31/2014	10.594	9.823	480
	12/31/2015	9.823	8.371	451
	12/31/2016	8.371	8.999	422
	12/31/2017	8.999	12.028	358
	12/31/2018	12.028	9.946	316
	12/31/2019	9.946	11.401	278
2.25%
	12/31/2010	10.480	11.518	389
	12/31/2011	11.518	9.317	405
	12/31/2012	9.317	11.025	346
	12/31/2013	11.025	10.554	330
	12/31/2014	10.554	9.780	331
	12/31/2015	9.780	8.331	327
	12/31/2016	8.331	8.951	246
	12/31/2017	8.951	11.958	212
	12/31/2018	11.958	9.883	279
	12/31/2019	9.883	11.324	265
2.30%
	12/31/2010	10.461	11.491	9
	12/31/2011	11.491	9.290	8
	12/31/2012	9.290	10.988	8
	12/31/2013	10.988	10.513	6
	12/31/2014	10.513	9.738	7
	12/31/2015	9.738	8.290	6
	12/31/2016	8.290	8.903	2
	12/31/2017	8.903	11.888	1
	12/31/2018	11.888	9.820	2
	12/31/2019	9.820	11.246	1

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.35%
	12/31/2010	10.442	11.464	757
	12/31/2011	11.464	9.264	739
	12/31/2012	9.264	10.952	668
	12/31/2013	10.952	10.473	585
	12/31/2014	10.473	9.696	544
	12/31/2015	9.696	8.250	543
	12/31/2016	8.250	8.856	485
	12/31/2017	8.856	11.819	456
	12/31/2018	11.819	9.758	393
	12/31/2019	9.758	11.170	331
2.40%
	12/31/2010	10.423	11.437	569
	12/31/2011	11.437	9.238	419
	12/31/2012	9.238	10.915	369
	12/31/2013	10.915	10.433	340
	12/31/2014	10.433	9.654	353
	12/31/2015	9.654	8.211	276
	12/31/2016	8.211	8.809	253
	12/31/2017	8.809	11.750	201
	12/31/2018	11.750	9.697	208
	12/31/2019	9.697	11.094	200
2.45%
	12/31/2010	10.404	11.411	163
	12/31/2011	11.411	9.212	166
	12/31/2012	9.212	10.879	149
	12/31/2013	10.879	10.393	112
	12/31/2014	10.393	9.612	94
	12/31/2015	9.612	8.171	96
	12/31/2016	8.171	8.762	88
	12/31/2017	8.762	11.682	71
	12/31/2018	11.682	9.635	50
	12/31/2019	9.635	11.018	44
2.50%
	12/31/2010	10.384	11.384	471
	12/31/2011	11.384	9.186	531
	12/31/2012	9.186	10.843	477
	12/31/2013	10.843	10.353	439
	12/31/2014	10.353	9.570	407
	12/31/2015	9.570	8.131	409
	12/31/2016	8.131	8.715	377
	12/31/2017	8.715	11.614	329
	12/31/2018	11.614	9.575	299
	12/31/2019	9.575	10.943	248
2.55%
	12/31/2010	10.365	11.357	232
	12/31/2011	11.357	9.160	244
	12/31/2012	9.160	10.806	218
	12/31/2013	10.806	10.313	205
	12/31/2014	10.313	9.529	183
	12/31/2015	9.529	8.092	169
	12/31/2016	8.092	8.669	134
	12/31/2017	8.669	11.546	114
	12/31/2018	11.546	9.514	130
	12/31/2019	9.514	10.868	127

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.60%
	12/31/2010	10.346	11.331	210
	12/31/2011	11.331	9.134	230
	12/31/2012	9.134	10.770	190
	12/31/2013	10.770	10.274	151
	12/31/2014	10.274	9.488	189
	12/31/2015	9.488	8.053	197
	12/31/2016	8.053	8.623	183
	12/31/2017	8.623	11.479	148
	12/31/2018	11.479	9.454	144
	12/31/2019	9.454	10.794	134
2.65%
	12/31/2010	10.327	11.304	254
	12/31/2011	11.304	9.108	245
	12/31/2012	9.108	10.734	224
	12/31/2013	10.734	10.234	220
	12/31/2014	10.234	9.447	220
	12/31/2015	9.447	8.014	212
	12/31/2016	8.014	8.577	192
	12/31/2017	8.577	11.412	166
	12/31/2018	11.412	9.394	143
	12/31/2019	9.394	10.720	120
2.70%
	12/31/2010	10.308	11.278	114
	12/31/2011	11.278	9.082	86
	12/31/2012	9.082	10.699	81
	12/31/2013	10.699	10.195	75
	12/31/2014	10.195	9.406	57
	12/31/2015	9.406	7.975	60
	12/31/2016	7.975	8.531	57
	12/31/2017	8.531	11.346	82
	12/31/2018	11.346	9.335	59
	12/31/2019	9.335	10.647	61
2.75%
	12/31/2010	10.289	11.252	64
	12/31/2011	11.252	9.056	73
	12/31/2012	9.056	10.663	63
	12/31/2013	10.663	10.156	76
	12/31/2014	10.156	9.365	84
	12/31/2015	9.365	7.937	83
	12/31/2016	7.937	8.485	79
	12/31/2017	8.485	11.280	72
	12/31/2018	11.280	9.276	93
	12/31/2019	9.276	10.575	98
2.80%
	12/31/2010	10.270	11.225	144
	12/31/2011	11.225	9.030	138
	12/31/2012	9.030	10.627	127
	12/31/2013	10.627	10.117	86
	12/31/2014	10.117	9.324	66
	12/31/2015	9.324	7.899	83
	12/31/2016	7.899	8.440	99
	12/31/2017	8.440	11.214	131
	12/31/2018	11.214	9.217	46
	12/31/2019	9.217	10.503	56

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.85%
	12/31/2010	10.251	11.199	63
	12/31/2011	11.199	9.005	67
	12/31/2012	9.005	10.592	60
	12/31/2013	10.592	10.078	54
	12/31/2014	10.078	9.284	56
	12/31/2015	9.284	7.860	59
	12/31/2016	7.860	8.395	59
	12/31/2017	8.395	11.149	57
	12/31/2018	11.149	9.159	61
	12/31/2019	9.159	10.431	57
2.90%
	12/31/2010	10.233	11.173	62
	12/31/2011	11.173	8.979	59
	12/31/2012	8.979	10.557	58
	12/31/2013	10.557	10.040	54
	12/31/2014	10.040	9.244	72
	12/31/2015	9.244	7.822	83
	12/31/2016	7.822	8.351	74
	12/31/2017	8.351	11.084	77
	12/31/2018	11.084	9.101	84
	12/31/2019	9.101	10.360	80
2.95%
	12/31/2010	10.214	11.147	49
	12/31/2011	11.147	8.954	34
	12/31/2012	8.954	10.521	34
	12/31/2013	10.521	10.001	35
	12/31/2014	10.001	9.204	39
	12/31/2015	9.204	7.785	30
	12/31/2016	7.785	8.306	47
	12/31/2017	8.306	11.019	50
	12/31/2018	11.019	9.043	16
	12/31/2019	9.043	10.289	15
3.00%
	12/31/2010	10.196	11.122	7
	12/31/2011	11.122	8.929	0
	12/31/2012	8.929	10.487	2
	12/31/2013	10.487	9.964	5
	12/31/2014	9.964	9.165	15
	12/31/2015	9.165	7.748	19
	12/31/2016	7.748	8.263	19
	12/31/2017	8.263	10.956	18
	12/31/2018	10.956	8.987	21
	12/31/2019	8.987	10.220	20
3.05%
	12/31/2010	10.177	11.095	0
	12/31/2011	11.095	8.903	0
	12/31/2012	8.903	10.452	0
	12/31/2013	10.452	9.925	11
	12/31/2014	9.925	9.124	30
	12/31/2015	9.124	7.710	39
	12/31/2016	7.710	8.218	40
	12/31/2017	8.218	10.892	40
	12/31/2018	10.892	8.929	52
	12/31/2019	8.929	10.150	47

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.10%
	12/31/2010	10.158	11.069	3
	12/31/2011	11.069	8.878	0
	12/31/2012	8.878	10.417	0
	12/31/2013	10.417	9.887	0
	12/31/2014	9.887	9.085	0
	12/31/2015	9.085	7.673	0
	12/31/2016	7.673	8.174	2
	12/31/2017	8.174	10.828	3
	12/31/2018	10.828	8.873	2
	12/31/2019	8.873	10.080	2
3.15%
	12/31/2010	10.139	11.043	0
	12/31/2011	11.043	8.853	0
	12/31/2012	8.853	10.382	0
	12/31/2013	10.382	9.849	3
	12/31/2014	9.849	9.046	11
	12/31/2015	9.046	7.636	19
	12/31/2016	7.636	8.131	16
	12/31/2017	8.131	10.765	13
	12/31/2018	10.765	8.817	13
	12/31/2019	8.817	10.012	12
3.20%
	12/31/2013	N/A	10.660	1
	12/31/2014	10.660	9.785	2
	12/31/2015	9.785	8.256	2
	12/31/2016	8.256	8.787	2
	12/31/2017	8.787	11.628	3
	12/31/2018	11.628	9.519	10
	12/31/2019	9.519	10.804	10
3.25%
	12/31/2013	N/A	10.619	1
	12/31/2014	10.619	9.743	1
	12/31/2015	9.743	8.216	1
	12/31/2016	8.216	8.740	1
	12/31/2017	8.740	11.561	1
	12/31/2018	11.561	9.459	1
	12/31/2019	9.459	10.730	1
3.30%
	12/31/2013	N/A	9.737	0
	12/31/2014	9.737	8.929	5
	12/31/2015	8.929	7.526	6
	12/31/2016	7.526	8.002	6
	12/31/2017	8.002	10.579	6
	12/31/2018	10.579	8.651	6
	12/31/2019	8.651	9.809	4
3.35%
	12/31/2013	N/A	10.538	0
	12/31/2014	10.538	9.659	0
	12/31/2015	9.659	8.137	0
	12/31/2016	8.137	8.647	0
	12/31/2017	8.647	11.426	1
	12/31/2018	11.426	9.340	1
	12/31/2019	9.340	10.584	1

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.40%
	12/31/2013	N/A	10.497	0
	12/31/2014	10.497	9.617	0
	12/31/2015	9.617	8.098	0
	12/31/2016	8.098	8.601	0
	12/31/2017	8.601	11.360	0
	12/31/2018	11.360	9.280	0
	12/31/2019	9.280	10.512	0
AZL MSCI Global Equity Index Fund
1.65%
	12/31/2014	N/A	15.557	6
	12/31/2015	15.557	13.379	14
	12/31/2016	13.379	13.038	8
	12/31/2017	13.038	15.670	16
	12/31/2018	15.670	14.034	19
	12/31/2019	14.034	17.567	17
1.70%
	12/31/2014	N/A	15.513	3
	12/31/2015	15.513	13.335	12
	12/31/2016	13.335	12.988	19
	12/31/2017	12.988	15.602	47
	12/31/2018	15.602	13.966	43
	12/31/2019	13.966	17.473	35
1.75%
	12/31/2014	N/A	15.469	0
	12/31/2015	15.469	13.290	0
	12/31/2016	13.290	12.938	0
	12/31/2017	12.938	15.535	0
	12/31/2018	15.535	13.899	0
	12/31/2019	13.899	17.380	0
1.95%
	12/31/2014	N/A	15.295	4
	12/31/2015	15.295	13.114	5
	12/31/2016	13.114	12.741	1
	12/31/2017	12.741	15.267	6
	12/31/2018	15.267	13.633	6
	12/31/2019	13.633	17.013	6
2.05%
	12/31/2014	N/A	15.208	0
	12/31/2015	15.208	13.027	0
	12/31/2016	13.027	12.644	0
	12/31/2017	12.644	15.136	0
	12/31/2018	15.136	13.501	0
	12/31/2019	13.501	16.832	0
AZL MVP Balanced Index Strategy Fund
1.65%
	12/31/2012	N/A	10.676	701
	12/31/2013	10.676	11.821	763
	12/31/2014	11.821	12.335	786
	12/31/2015	12.335	12.106	1,017
	12/31/2016	12.106	12.695	951
	12/31/2017	12.695	13.912	1,007
	12/31/2018	13.912	13.075	830
	12/31/2019	13.075	15.037	820

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.70%
	12/31/2012	N/A	10.671	907
	12/31/2013	10.671	11.809	1,367
	12/31/2014	11.809	12.317	1,300
	12/31/2015	12.317	12.082	1,387
	12/31/2016	12.082	12.664	1,485
	12/31/2017	12.664	13.870	1,232
	12/31/2018	13.870	13.030	1,129
	12/31/2019	13.030	14.977	1,052
1.75%
	12/31/2012	N/A	10.666	57
	12/31/2013	10.666	11.797	55
	12/31/2014	11.797	12.299	26
	12/31/2015	12.299	12.058	20
	12/31/2016	12.058	12.632	23
	12/31/2017	12.632	13.829	20
	12/31/2018	13.829	12.984	11
	12/31/2019	12.984	14.917	11
1.80%
	12/31/2015	N/A	12.034	39
	12/31/2016	12.034	12.601	50
	12/31/2017	12.601	13.788	49
	12/31/2018	13.788	12.939	47
	12/31/2019	12.939	14.858	39
1.95%
	12/31/2012	N/A	10.645	611
	12/31/2013	10.645	11.751	822
	12/31/2014	11.751	12.226	467
	12/31/2015	12.226	11.963	472
	12/31/2016	11.963	12.507	537
	12/31/2017	12.507	13.665	499
	12/31/2018	13.665	12.804	515
	12/31/2019	12.804	14.681	476
2.05%
	12/31/2012	N/A	10.635	0
	12/31/2013	10.635	11.728	0
	12/31/2014	11.728	12.190	0
	12/31/2015	12.190	11.915	26
	12/31/2016	11.915	12.445	16
	12/31/2017	12.445	13.583	16
	12/31/2018	13.583	12.715	15
	12/31/2019	12.715	14.564	2
2.10%
	12/31/2015	N/A	11.892	42
	12/31/2016	11.892	12.414	20
	12/31/2017	12.414	13.543	21
	12/31/2018	13.543	12.671	30
	12/31/2019	12.671	14.506	11
2.15%
	12/31/2015	N/A	11.868	8
	12/31/2016	11.868	12.384	4
	12/31/2017	12.384	13.502	4
	12/31/2018	13.502	12.627	4
	12/31/2019	12.627	14.449	4

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.20%
	12/31/2015	N/A	11.845	14
	12/31/2016	11.845	12.353	46
	12/31/2017	12.353	13.462	47
	12/31/2018	13.462	12.583	37
	12/31/2019	12.583	14.391	37
2.25%
	12/31/2015	N/A	11.821	12
	12/31/2016	11.821	12.322	71
	12/31/2017	12.322	13.422	62
	12/31/2018	13.422	12.539	64
	12/31/2019	12.539	14.334	91
2.30%
	12/31/2015	N/A	11.798	0
	12/31/2016	11.798	12.291	0
	12/31/2017	12.291	13.382	0
	12/31/2018	13.382	12.495	0
	12/31/2019	12.495	14.277	0
2.35%
	12/31/2015	N/A	11.774	45
	12/31/2016	11.774	12.261	44
	12/31/2017	12.261	13.342	65
	12/31/2018	13.342	12.452	55
	12/31/2019	12.452	14.220	56
2.40%
	12/31/2015	N/A	11.751	3
	12/31/2016	11.751	12.230	253
	12/31/2017	12.230	13.302	78
	12/31/2018	13.302	12.408	126
	12/31/2019	12.408	14.163	167
2.45%
	12/31/2015	N/A	11.727	2
	12/31/2016	11.727	12.200	6
	12/31/2017	12.200	13.263	8
	12/31/2018	13.263	12.365	13
	12/31/2019	12.365	14.107	13
2.50%
	12/31/2015	N/A	11.704	44
	12/31/2016	11.704	12.170	42
	12/31/2017	12.170	13.223	70
	12/31/2018	13.223	12.322	61
	12/31/2019	12.322	14.051	134
2.55%
	12/31/2015	N/A	11.681	2
	12/31/2016	11.681	12.139	2
	12/31/2017	12.139	13.184	4
	12/31/2018	13.184	12.279	4
	12/31/2019	12.279	13.995	5
2.60%
	12/31/2015	N/A	11.658	9
	12/31/2016	11.658	12.109	21
	12/31/2017	12.109	13.144	41
	12/31/2018	13.144	12.236	13
	12/31/2019	12.236	13.939	11

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.65%
	12/31/2015	N/A	11.635	2
	12/31/2016	11.635	12.079	53
	12/31/2017	12.079	13.105	24
	12/31/2018	13.105	12.194	27
	12/31/2019	12.194	13.884	23
2.70%
	12/31/2015	N/A	11.611	0
	12/31/2016	11.611	12.049	50
	12/31/2017	12.049	13.066	2
	12/31/2018	13.066	12.151	2
	12/31/2019	12.151	13.828	2
2.75%
	12/31/2015	N/A	11.588	15
	12/31/2016	11.588	12.019	25
	12/31/2017	12.019	13.027	32
	12/31/2018	13.027	12.109	32
	12/31/2019	12.109	13.773	39
2.80%
	12/31/2015	N/A	11.565	26
	12/31/2016	11.565	11.989	60
	12/31/2017	11.989	12.988	24
	12/31/2018	12.988	12.067	24
	12/31/2019	12.067	13.718	14
2.85%
	12/31/2015	N/A	11.542	0
	12/31/2016	11.542	11.960	1
	12/31/2017	11.960	12.950	0
	12/31/2018	12.950	12.025	1
	12/31/2019	12.025	13.664	1
2.90%
	12/31/2015	N/A	11.519	3
	12/31/2016	11.519	11.930	3
	12/31/2017	11.930	12.911	5
	12/31/2018	12.911	11.983	3
	12/31/2019	11.983	13.609	4
2.95%
	12/31/2015	N/A	11.497	0
	12/31/2016	11.497	11.900	154
	12/31/2017	11.900	12.872	0
	12/31/2018	12.872	11.941	0
	12/31/2019	11.941	13.555	0
3.00%
	12/31/2015	N/A	11.474	1
	12/31/2016	11.474	11.871	12
	12/31/2017	11.871	12.834	11
	12/31/2018	12.834	11.900	10
	12/31/2019	11.900	13.501	8
3.05%
	12/31/2015	N/A	11.451	0
	12/31/2016	11.451	11.841	4
	12/31/2017	11.841	12.796	13
	12/31/2018	12.796	11.858	12
	12/31/2019	11.858	13.447	3

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.10%
	12/31/2015	N/A	11.428	0
	12/31/2016	11.428	11.812	0
	12/31/2017	11.812	12.758	0
	12/31/2018	12.758	11.817	0
	12/31/2019	11.817	13.394	0
3.15%
	12/31/2015	N/A	11.406	0
	12/31/2016	11.406	11.782	0
	12/31/2017	11.782	12.720	0
	12/31/2018	12.720	11.776	0
	12/31/2019	11.776	13.341	0
3.20%
	12/31/2015	N/A	11.383	0
	12/31/2016	11.383	11.753	2
	12/31/2017	11.753	12.682	3
	12/31/2018	12.682	11.735	2
	12/31/2019	11.735	13.287	2
3.25%
	12/31/2015	N/A	11.360	0
	12/31/2016	11.360	11.724	0
	12/31/2017	11.724	12.644	0
	12/31/2018	12.644	11.694	0
	12/31/2019	11.694	13.235	0
3.30%
	12/31/2015	N/A	11.338	0
	12/31/2016	11.338	11.695	0
	12/31/2017	11.695	12.606	0
	12/31/2018	12.606	11.653	0
	12/31/2019	11.653	13.182	0
3.35%
	12/31/2015	N/A	11.315	0
	12/31/2016	11.315	11.666	0
	12/31/2017	11.666	12.568	0
	12/31/2018	12.568	11.612	0
	12/31/2019	11.612	13.129	0
3.40%
	12/31/2015	N/A	11.293	0
	12/31/2016	11.293	11.637	0
	12/31/2017	11.637	12.531	0
	12/31/2018	12.531	11.572	0
	12/31/2019	11.572	13.077	0
AZL MVP DFA Multi-Strategy Fund
1.65%
	12/31/2015	N/A	9.393	111
	12/31/2016	9.393	10.075	178
	12/31/2017	10.075	11.155	309
	12/31/2018	11.155	10.289	404
	12/31/2019	10.289	11.720	389
1.70%
	12/31/2015	N/A	9.390	215
	12/31/2016	9.390	10.067	280
	12/31/2017	10.067	11.140	383
	12/31/2018	11.140	10.270	413
	12/31/2019	10.270	11.692	412

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.75%
	12/31/2015	N/A	9.386	51
	12/31/2016	9.386	10.058	43
	12/31/2017	10.058	11.125	40
	12/31/2018	11.125	10.251	33
	12/31/2019	10.251	11.665	32
1.95%
	12/31/2015	N/A	9.373	20
	12/31/2016	9.373	10.025	51
	12/31/2017	10.025	11.065	131
	12/31/2018	11.065	10.175	126
	12/31/2019	10.175	11.556	124
2.05%
	12/31/2015	N/A	9.367	1
	12/31/2016	9.367	10.008	1
	12/31/2017	10.008	11.036	4
	12/31/2018	11.036	10.138	5
	12/31/2019	10.138	11.502	1
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
1.65%
	12/31/2012	N/A	10.568	422
	12/31/2013	10.568	12.244	568
	12/31/2014	12.244	12.325	598
	12/31/2015	12.325	11.370	519
	12/31/2016	11.370	11.276	413
	12/31/2017	11.276	12.304	357
	12/31/2018	12.304	11.843	307
	12/31/2019	11.843	13.542	255
1.70%
	12/31/2012	N/A	10.565	648
	12/31/2013	10.565	12.234	2,014
	12/31/2014	12.234	12.309	1,601
	12/31/2015	12.309	11.349	1,590
	12/31/2016	11.349	11.249	1,383
	12/31/2017	11.249	12.269	1,284
	12/31/2018	12.269	11.804	1,151
	12/31/2019	11.804	13.490	1,039
1.75%
	12/31/2012	N/A	10.561	7
	12/31/2013	10.561	12.224	13
	12/31/2014	12.224	12.292	26
	12/31/2015	12.292	11.329	25
	12/31/2016	11.329	11.223	25
	12/31/2017	11.223	12.234	23
	12/31/2018	12.234	11.764	19
	12/31/2019	11.764	13.438	18
1.95%
	12/31/2012	N/A	10.547	136
	12/31/2013	10.547	12.183	146
	12/31/2014	12.183	12.227	203
	12/31/2015	12.227	11.245	189
	12/31/2016	11.245	11.119	145
	12/31/2017	11.119	12.096	126
	12/31/2018	12.096	11.608	113
	12/31/2019	11.608	13.233	107

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.05%
	12/31/2012	N/A	10.539	0
	12/31/2013	10.539	12.162	1
	12/31/2014	12.162	12.194	0
	12/31/2015	12.194	11.204	0
	12/31/2016	11.204	11.067	0
	12/31/2017	11.067	12.028	0
	12/31/2018	12.028	11.531	0
	12/31/2019	11.531	13.132	0
AZL MVP Fusion Dynamic Balanced Fund
1.65%
	12/31/2010	10.710	11.701	3,397
	12/31/2011	11.701	11.406	5,962
	12/31/2012	11.406	12.497	6,596
	12/31/2013	12.497	13.700	7,749
	12/31/2014	13.700	14.094	6,836
	12/31/2015	14.094	13.620	6,045
	12/31/2016	13.620	14.191	5,200
	12/31/2017	14.191	15.667	4,461
	12/31/2018	15.667	14.577	3,954
	12/31/2019	14.577	16.598	3,668
1.70%
	12/31/2010	10.685	11.668	4,728
	12/31/2011	11.668	11.368	7,079
	12/31/2012	11.368	12.449	7,000
	12/31/2013	12.449	13.641	8,476
	12/31/2014	13.641	14.026	7,934
	12/31/2015	14.026	13.548	7,406
	12/31/2016	13.548	14.109	6,692
	12/31/2017	14.109	15.568	6,103
	12/31/2018	15.568	14.478	5,404
	12/31/2019	14.478	16.477	4,698
1.75%
	12/31/2010	10.660	11.635	309
	12/31/2011	11.635	11.330	449
	12/31/2012	11.330	12.401	438
	12/31/2013	12.401	13.582	364
	12/31/2014	13.582	13.958	338
	12/31/2015	13.958	13.476	290
	12/31/2016	13.476	14.026	240
	12/31/2017	14.026	15.469	214
	12/31/2018	15.469	14.379	198
	12/31/2019	14.379	16.356	193
1.80%
	12/31/2010	10.635	11.602	2,833
	12/31/2011	11.602	11.293	2,890
	12/31/2012	11.293	12.354	2,854
	12/31/2013	12.354	13.523	2,902
	12/31/2014	13.523	13.891	3,127
	12/31/2015	13.891	13.404	2,949
	12/31/2016	13.404	13.945	2,317
	12/31/2017	13.945	15.372	1,934
	12/31/2018	15.372	14.281	1,763
	12/31/2019	14.281	16.237	1,613

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.95%
	12/31/2010	10.561	11.503	2,154
	12/31/2011	11.503	11.180	2,804
	12/31/2012	11.180	12.212	2,954
	12/31/2013	12.212	13.348	3,126
	12/31/2014	13.348	13.691	3,053
	12/31/2015	13.691	13.191	3,022
	12/31/2016	13.191	13.703	2,681
	12/31/2017	13.703	15.082	2,328
	12/31/2018	15.082	13.991	2,165
	12/31/2019	13.991	15.883	1,858
2.05%
	12/31/2010	10.512	11.439	1,419
	12/31/2011	11.439	11.106	1,521
	12/31/2012	11.106	12.119	1,522
	12/31/2013	12.119	13.233	1,487
	12/31/2014	13.233	13.559	1,408
	12/31/2015	13.559	13.051	1,269
	12/31/2016	13.051	13.544	928
	12/31/2017	13.544	14.893	782
	12/31/2018	14.893	13.801	672
	12/31/2019	13.801	15.652	611
2.10%
	12/31/2010	10.487	11.406	2,599
	12/31/2011	11.406	11.069	2,866
	12/31/2012	11.069	12.072	2,687
	12/31/2013	12.072	13.176	2,580
	12/31/2014	13.176	13.493	2,372
	12/31/2015	13.493	12.981	1,895
	12/31/2016	12.981	13.465	1,598
	12/31/2017	13.465	14.798	1,462
	12/31/2018	14.798	13.706	1,266
	12/31/2019	13.706	15.537	1,096
2.15%
	12/31/2010	10.463	11.374	215
	12/31/2011	11.374	11.032	246
	12/31/2012	11.032	12.026	244
	12/31/2013	12.026	13.119	265
	12/31/2014	13.119	13.429	314
	12/31/2015	13.429	12.913	327
	12/31/2016	12.913	13.387	324
	12/31/2017	13.387	14.705	302
	12/31/2018	14.705	13.613	304
	12/31/2019	13.613	15.424	312
2.20%
	12/31/2010	10.438	11.341	1,781
	12/31/2011	11.341	10.995	1,642
	12/31/2012	10.995	11.980	1,574
	12/31/2013	11.980	13.062	1,471
	12/31/2014	13.062	13.363	1,435
	12/31/2015	13.363	12.843	1,316
	12/31/2016	12.843	13.308	1,236
	12/31/2017	13.308	14.612	1,080
	12/31/2018	14.612	13.520	928
	12/31/2019	13.520	15.310	809

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.25%
	12/31/2010	10.414	11.309	1,104
	12/31/2011	11.309	10.958	1,107
	12/31/2012	10.958	11.934	1,113
	12/31/2013	11.934	13.005	1,111
	12/31/2014	13.005	13.299	1,014
	12/31/2015	13.299	12.775	1,057
	12/31/2016	12.775	13.231	1,072
	12/31/2017	13.231	14.519	946
	12/31/2018	14.519	13.428	1,035
	12/31/2019	13.428	15.198	981
2.30%
	12/31/2010	10.389	11.277	10
	12/31/2011	11.277	10.922	10
	12/31/2012	10.922	11.888	9
	12/31/2013	11.888	12.949	8
	12/31/2014	12.949	13.235	8
	12/31/2015	13.235	12.707	9
	12/31/2016	12.707	13.154	10
	12/31/2017	13.154	14.427	11
	12/31/2018	14.427	13.336	12
	12/31/2019	13.336	15.087	12
2.35%
	12/31/2010	10.365	11.245	3,517
	12/31/2011	11.245	10.886	3,589
	12/31/2012	10.886	11.843	3,445
	12/31/2013	11.843	12.893	3,174
	12/31/2014	12.893	13.171	2,853
	12/31/2015	13.171	12.639	2,633
	12/31/2016	12.639	13.077	2,288
	12/31/2017	13.077	14.336	2,053
	12/31/2018	14.336	13.245	1,838
	12/31/2019	13.245	14.977	1,721
2.40%
	12/31/2010	10.341	11.213	988
	12/31/2011	11.213	10.849	928
	12/31/2012	10.849	11.797	810
	12/31/2013	11.797	12.837	735
	12/31/2014	12.837	13.107	652
	12/31/2015	13.107	12.572	574
	12/31/2016	12.572	13.001	579
	12/31/2017	13.001	14.246	582
	12/31/2018	14.246	13.155	484
	12/31/2019	13.155	14.867	606
2.45%
	12/31/2010	10.317	11.181	612
	12/31/2011	11.181	10.813	579
	12/31/2012	10.813	11.752	517
	12/31/2013	11.752	12.781	494
	12/31/2014	12.781	13.044	428
	12/31/2015	13.044	12.505	413
	12/31/2016	12.505	12.925	388
	12/31/2017	12.925	14.156	344
	12/31/2018	14.156	13.065	235
	12/31/2019	13.065	14.759	207

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.50%
	12/31/2010	10.293	11.150	2,985
	12/31/2011	11.150	10.777	2,931
	12/31/2012	10.777	11.707	2,803
	12/31/2013	11.707	12.726	2,733
	12/31/2014	12.726	12.981	2,430
	12/31/2015	12.981	12.438	2,315
	12/31/2016	12.438	12.850	2,044
	12/31/2017	12.850	14.066	1,731
	12/31/2018	14.066	12.976	1,600
	12/31/2019	12.976	14.651	1,433
2.55%
	12/31/2010	10.269	11.118	463
	12/31/2011	11.118	10.741	463
	12/31/2012	10.741	11.662	444
	12/31/2013	11.662	12.671	429
	12/31/2014	12.671	12.918	339
	12/31/2015	12.918	12.372	278
	12/31/2016	12.372	12.775	258
	12/31/2017	12.775	13.977	264
	12/31/2018	13.977	12.888	260
	12/31/2019	12.888	14.543	218
2.60%
	12/31/2010	10.245	11.087	1,705
	12/31/2011	11.087	10.705	1,554
	12/31/2012	10.705	11.617	1,473
	12/31/2013	11.617	12.616	1,362
	12/31/2014	12.616	12.856	1,556
	12/31/2015	12.856	12.306	1,564
	12/31/2016	12.306	12.701	1,420
	12/31/2017	12.701	13.889	1,291
	12/31/2018	13.889	12.800	1,196
	12/31/2019	12.800	14.437	1,187
2.65%
	12/31/2010	10.221	11.055	1,634
	12/31/2011	11.055	10.670	1,518
	12/31/2012	10.670	11.573	1,562
	12/31/2013	11.573	12.561	1,480
	12/31/2014	12.561	12.794	1,366
	12/31/2015	12.794	12.241	1,306
	12/31/2016	12.241	12.627	1,191
	12/31/2017	12.627	13.801	1,138
	12/31/2018	13.801	12.713	1,120
	12/31/2019	12.713	14.331	1,021
2.70%
	12/31/2010	10.197	11.024	326
	12/31/2011	11.024	10.634	293
	12/31/2012	10.634	11.529	255
	12/31/2013	11.529	12.507	238
	12/31/2014	12.507	12.732	203
	12/31/2015	12.732	12.175	158
	12/31/2016	12.175	12.553	151
	12/31/2017	12.553	13.714	152
	12/31/2018	13.714	12.626	107
	12/31/2019	12.626	14.227	95

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.75%
	12/31/2010	10.173	10.993	1,017
	12/31/2011	10.993	10.599	1,117
	12/31/2012	10.599	11.484	1,123
	12/31/2013	11.484	12.453	941
	12/31/2014	12.453	12.670	894
	12/31/2015	12.670	12.111	874
	12/31/2016	12.111	12.480	869
	12/31/2017	12.480	13.627	915
	12/31/2018	13.627	12.540	801
	12/31/2019	12.540	14.122	759
2.80%
	12/31/2010	10.149	10.961	776
	12/31/2011	10.961	10.563	726
	12/31/2012	10.563	11.440	841
	12/31/2013	11.440	12.399	644
	12/31/2014	12.399	12.609	541
	12/31/2015	12.609	12.046	510
	12/31/2016	12.046	12.407	500
	12/31/2017	12.407	13.541	446
	12/31/2018	13.541	12.454	286
	12/31/2019	12.454	14.019	256
2.85%
	12/31/2010	10.125	10.930	132
	12/31/2011	10.930	10.528	132
	12/31/2012	10.528	11.397	121
	12/31/2013	11.397	12.345	114
	12/31/2014	12.345	12.548	146
	12/31/2015	12.548	11.982	137
	12/31/2016	11.982	12.335	119
	12/31/2017	12.335	13.456	110
	12/31/2018	13.456	12.369	117
	12/31/2019	12.369	13.917	99
2.90%
	12/31/2010	10.102	10.899	277
	12/31/2011	10.899	10.493	271
	12/31/2012	10.493	11.353	288
	12/31/2013	11.353	12.292	324
	12/31/2014	12.292	12.488	380
	12/31/2015	12.488	11.918	385
	12/31/2016	11.918	12.263	372
	12/31/2017	12.263	13.371	393
	12/31/2018	13.371	12.285	396
	12/31/2019	12.285	13.815	364
2.95%
	12/31/2010	10.078	10.869	365
	12/31/2011	10.869	10.458	268
	12/31/2012	10.458	11.309	207
	12/31/2013	11.309	12.238	227
	12/31/2014	12.238	12.428	259
	12/31/2015	12.428	11.855	240
	12/31/2016	11.855	12.192	164
	12/31/2017	12.192	13.286	145
	12/31/2018	13.286	12.201	159
	12/31/2019	12.201	13.714	146

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.00%
	12/31/2010	10.056	10.839	26
	12/31/2011	10.839	10.424	26
	12/31/2012	10.424	11.267	27
	12/31/2013	11.267	12.186	28
	12/31/2014	12.186	12.369	82
	12/31/2015	12.369	11.793	95
	12/31/2016	11.793	12.122	90
	12/31/2017	12.122	13.203	83
	12/31/2018	13.203	12.119	109
	12/31/2019	12.119	13.615	95
3.05%
	12/31/2010	10.031	10.807	198
	12/31/2011	10.807	10.389	201
	12/31/2012	10.389	11.223	194
	12/31/2013	11.223	12.133	148
	12/31/2014	12.133	12.308	168
	12/31/2015	12.308	11.729	165
	12/31/2016	11.729	12.051	176
	12/31/2017	12.051	13.119	152
	12/31/2018	13.119	12.036	131
	12/31/2019	12.036	13.514	114
3.10%
	12/31/2010	10.008	10.777	39
	12/31/2011	10.777	10.354	24
	12/31/2012	10.354	11.180	28
	12/31/2013	11.180	12.080	26
	12/31/2014	12.080	12.249	42
	12/31/2015	12.249	11.667	37
	12/31/2016	11.667	11.981	35
	12/31/2017	11.981	13.036	34
	12/31/2018	13.036	11.954	32
	12/31/2019	11.954	13.415	29
3.15%
	12/31/2010	9.985	10.746	9
	12/31/2011	10.746	10.320	6
	12/31/2012	10.320	11.137	2
	12/31/2013	11.137	12.028	40
	12/31/2014	12.028	12.190	56
	12/31/2015	12.190	11.605	58
	12/31/2016	11.605	11.911	59
	12/31/2017	11.911	12.954	64
	12/31/2018	12.954	11.872	62
	12/31/2019	11.872	13.317	52
3.20%
	12/31/2013	N/A	12.220	6
	12/31/2014	12.220	12.378	10
	12/31/2015	12.378	11.778	8
	12/31/2016	11.778	12.083	10
	12/31/2017	12.083	13.134	24
	12/31/2018	13.134	12.031	20
	12/31/2019	12.031	13.489	19

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.25%
	12/31/2013	N/A	12.167	0
	12/31/2014	12.167	12.318	0
	12/31/2015	12.318	11.715	0
	12/31/2016	11.715	12.012	0
	12/31/2017	12.012	13.051	0
	12/31/2018	13.051	11.949	0
	12/31/2019	11.949	13.390	0
3.30%
	12/31/2013	N/A	11.873	0
	12/31/2014	11.873	12.015	1
	12/31/2015	12.015	11.421	1
	12/31/2016	11.421	11.705	0
	12/31/2017	11.705	12.711	2
	12/31/2018	12.711	11.632	1
	12/31/2019	11.632	13.028	13
3.35%
	12/31/2013	N/A	12.062	0
	12/31/2014	12.062	12.199	3
	12/31/2015	12.199	11.590	3
	12/31/2016	11.590	11.873	26
	12/31/2017	11.873	12.887	29
	12/31/2018	12.887	11.787	27
	12/31/2019	11.787	13.195	24
3.40%
	12/31/2013	N/A	12.009	0
	12/31/2014	12.009	12.140	0
	12/31/2015	12.140	11.529	0
	12/31/2016	11.529	11.803	0
	12/31/2017	11.803	12.805	0
	12/31/2018	12.805	11.706	0
	12/31/2019	11.706	13.098	0
AZL MVP Fusion Dynamic Conservative Fund
1.65%
	12/31/2010	10.149	11.077	1,209
	12/31/2011	11.077	10.967	2,589
	12/31/2012	10.967	12.002	2,989
	12/31/2013	12.002	12.745	2,636
	12/31/2014	12.745	13.140	2,202
	12/31/2015	13.140	12.824	2,033
	12/31/2016	12.824	13.285	1,828
	12/31/2017	13.285	14.285	1,560
	12/31/2018	14.285	13.523	1,365
	12/31/2019	13.523	15.103	1,138
1.70%
	12/31/2010	10.148	11.071	1,101
	12/31/2011	11.071	10.955	2,513
	12/31/2012	10.955	11.983	2,736
	12/31/2013	11.983	12.719	2,745
	12/31/2014	12.719	13.105	2,628
	12/31/2015	13.105	12.785	2,440
	12/31/2016	12.785	13.238	2,355
	12/31/2017	13.238	14.227	2,023
	12/31/2018	14.227	13.461	1,676
	12/31/2019	13.461	15.026	1,488

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.75%
	12/31/2010	10.147	11.064	101
	12/31/2011	11.064	10.943	216
	12/31/2012	10.943	11.963	265
	12/31/2013	11.963	12.692	202
	12/31/2014	12.692	13.071	174
	12/31/2015	13.071	12.745	155
	12/31/2016	12.745	13.190	138
	12/31/2017	13.190	14.169	115
	12/31/2018	14.169	13.400	86
	12/31/2019	13.400	14.950	86
1.80%
	12/31/2010	10.146	11.058	15
	12/31/2011	11.058	10.931	50
	12/31/2012	10.931	11.944	103
	12/31/2013	11.944	12.665	97
	12/31/2014	12.665	13.038	78
	12/31/2015	13.038	12.706	80
	12/31/2016	12.706	13.143	63
	12/31/2017	13.143	14.111	62
	12/31/2018	14.111	13.338	51
	12/31/2019	13.338	14.874	31
1.95%
	12/31/2010	10.143	11.038	292
	12/31/2011	11.038	10.895	563
	12/31/2012	10.895	11.887	642
	12/31/2013	11.887	12.586	643
	12/31/2014	12.586	12.936	508
	12/31/2015	12.936	12.588	488
	12/31/2016	12.588	13.002	483
	12/31/2017	13.002	13.938	338
	12/31/2018	13.938	13.155	258
	12/31/2019	13.155	14.648	210
2.05%
	12/31/2010	10.141	11.025	57
	12/31/2011	11.025	10.871	153
	12/31/2012	10.871	11.849	149
	12/31/2013	11.849	12.533	92
	12/31/2014	12.533	12.869	87
	12/31/2015	12.869	12.510	76
	12/31/2016	12.510	12.909	85
	12/31/2017	12.909	13.825	64
	12/31/2018	13.825	13.035	62
	12/31/2019	13.035	14.499	59
2.10%
	12/31/2010	10.140	11.018	36
	12/31/2011	11.018	10.859	78
	12/31/2012	10.859	11.830	138
	12/31/2013	11.830	12.507	114
	12/31/2014	12.507	12.836	115
	12/31/2015	12.836	12.472	117
	12/31/2016	12.472	12.862	84
	12/31/2017	12.862	13.768	89
	12/31/2018	13.768	12.975	90
	12/31/2019	12.975	14.425	135

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.15%
	12/31/2010	10.139	11.012	1
	12/31/2011	11.012	10.847	2
	12/31/2012	10.847	11.811	0
	12/31/2013	11.811	12.481	0
	12/31/2014	12.481	12.803	0
	12/31/2015	12.803	12.433	0
	12/31/2016	12.433	12.816	0
	12/31/2017	12.816	13.712	0
	12/31/2018	13.712	12.916	0
	12/31/2019	12.916	14.352	0
2.20%
	12/31/2010	10.138	11.005	131
	12/31/2011	11.005	10.835	171
	12/31/2012	10.835	11.793	178
	12/31/2013	11.793	12.455	174
	12/31/2014	12.455	12.769	231
	12/31/2015	12.769	12.395	221
	12/31/2016	12.395	12.770	193
	12/31/2017	12.770	13.656	181
	12/31/2018	13.656	12.856	169
	12/31/2019	12.856	14.279	111
2.25%
	12/31/2010	10.137	10.999	58
	12/31/2011	10.999	10.824	92
	12/31/2012	10.824	11.774	93
	12/31/2013	11.774	12.429	97
	12/31/2014	12.429	12.736	106
	12/31/2015	12.736	12.356	105
	12/31/2016	12.356	12.724	89
	12/31/2017	12.724	13.600	65
	12/31/2018	13.600	12.797	66
	12/31/2019	12.797	14.206	71
2.30%
	12/31/2010	10.136	10.992	0
	12/31/2011	10.992	10.812	0
	12/31/2012	10.812	11.755	0
	12/31/2013	11.755	12.403	0
	12/31/2014	12.403	12.703	0
	12/31/2015	12.703	12.318	0
	12/31/2016	12.318	12.678	0
	12/31/2017	12.678	13.544	0
	12/31/2018	13.544	12.739	0
	12/31/2019	12.739	14.134	0
2.35%
	12/31/2010	10.135	10.985	143
	12/31/2011	10.985	10.800	332
	12/31/2012	10.800	11.736	512
	12/31/2013	11.736	12.377	410
	12/31/2014	12.377	12.670	364
	12/31/2015	12.670	12.280	419
	12/31/2016	12.280	12.633	373
	12/31/2017	12.633	13.489	299
	12/31/2018	13.489	12.680	262
	12/31/2019	12.680	14.062	261

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.40%
	12/31/2010	10.134	10.979	66
	12/31/2011	10.979	10.788	16
	12/31/2012	10.788	11.718	121
	12/31/2013	11.718	12.351	16
	12/31/2014	12.351	12.637	50
	12/31/2015	12.637	12.242	41
	12/31/2016	12.242	12.588	75
	12/31/2017	12.588	13.434	66
	12/31/2018	13.434	12.622	106
	12/31/2019	12.622	13.991	163
2.45%
	12/31/2010	10.133	10.972	68
	12/31/2011	10.972	10.776	88
	12/31/2012	10.776	11.699	86
	12/31/2013	11.699	12.325	94
	12/31/2014	12.325	12.605	103
	12/31/2015	12.605	12.204	78
	12/31/2016	12.204	12.542	75
	12/31/2017	12.542	13.379	79
	12/31/2018	13.379	12.564	77
	12/31/2019	12.564	13.920	74
2.50%
	12/31/2010	10.132	10.966	273
	12/31/2011	10.966	10.764	312
	12/31/2012	10.764	11.680	449
	12/31/2013	11.680	12.299	369
	12/31/2014	12.299	12.572	332
	12/31/2015	12.572	12.167	411
	12/31/2016	12.167	12.497	351
	12/31/2017	12.497	13.324	345
	12/31/2018	13.324	12.506	281
	12/31/2019	12.506	13.849	258
2.55%
	12/31/2010	10.131	10.959	7
	12/31/2011	10.959	10.753	52
	12/31/2012	10.753	11.661	27
	12/31/2013	11.661	12.273	27
	12/31/2014	12.273	12.539	27
	12/31/2015	12.539	12.129	26
	12/31/2016	12.129	12.452	26
	12/31/2017	12.452	13.270	23
	12/31/2018	13.270	12.449	18
	12/31/2019	12.449	13.778	24
2.60%
	12/31/2010	10.130	10.953	46
	12/31/2011	10.953	10.741	245
	12/31/2012	10.741	11.643	223
	12/31/2013	11.643	12.247	220
	12/31/2014	12.247	12.507	156
	12/31/2015	12.507	12.091	169
	12/31/2016	12.091	12.408	227
	12/31/2017	12.408	13.215	215
	12/31/2018	13.215	12.392	204
	12/31/2019	12.392	13.708	220

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.65%
	12/31/2010	10.130	10.946	82
	12/31/2011	10.946	10.729	207
	12/31/2012	10.729	11.624	197
	12/31/2013	11.624	12.222	169
	12/31/2014	12.222	12.474	99
	12/31/2015	12.474	12.054	84
	12/31/2016	12.054	12.363	99
	12/31/2017	12.363	13.161	94
	12/31/2018	13.161	12.335	111
	12/31/2019	12.335	13.639	109
2.70%
	12/31/2010	10.129	10.940	3
	12/31/2011	10.940	10.717	134
	12/31/2012	10.717	11.606	135
	12/31/2013	11.606	12.196	127
	12/31/2014	12.196	12.442	127
	12/31/2015	12.442	12.017	127
	12/31/2016	12.017	12.319	127
	12/31/2017	12.319	13.108	127
	12/31/2018	13.108	12.278	121
	12/31/2019	12.278	13.569	126
2.75%
	12/31/2010	10.128	10.933	136
	12/31/2011	10.933	10.706	124
	12/31/2012	10.706	11.587	206
	12/31/2013	11.587	12.171	161
	12/31/2014	12.171	12.410	184
	12/31/2015	12.410	11.980	175
	12/31/2016	11.980	12.274	228
	12/31/2017	12.274	13.054	170
	12/31/2018	13.054	12.222	132
	12/31/2019	12.222	13.500	88
2.80%
	12/31/2010	10.127	10.927	44
	12/31/2011	10.927	10.694	49
	12/31/2012	10.694	11.569	113
	12/31/2013	11.569	12.145	47
	12/31/2014	12.145	12.378	60
	12/31/2015	12.378	11.942	79
	12/31/2016	11.942	12.230	109
	12/31/2017	12.230	13.001	107
	12/31/2018	13.001	12.166	89
	12/31/2019	12.166	13.432	79
2.85%
	12/31/2010	10.126	10.920	37
	12/31/2011	10.920	10.682	40
	12/31/2012	10.682	11.550	38
	12/31/2013	11.550	12.120	75
	12/31/2014	12.120	12.345	72
	12/31/2015	12.345	11.906	36
	12/31/2016	11.906	12.186	15
	12/31/2017	12.186	12.948	16
	12/31/2018	12.948	12.110	24
	12/31/2019	12.110	13.363	18

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.90%
	12/31/2010	10.125	10.914	2
	12/31/2011	10.914	10.671	117
	12/31/2012	10.671	11.532	121
	12/31/2013	11.532	12.094	2
	12/31/2014	12.094	12.313	2
	12/31/2015	12.313	11.869	10
	12/31/2016	11.869	12.143	10
	12/31/2017	12.143	12.895	11
	12/31/2018	12.895	12.055	13
	12/31/2019	12.055	13.295	17
2.95%
	12/31/2010	10.124	10.907	16
	12/31/2011	10.907	10.659	0
	12/31/2012	10.659	11.513	39
	12/31/2013	11.513	12.069	45
	12/31/2014	12.069	12.281	8
	12/31/2015	12.281	11.832	0
	12/31/2016	11.832	12.099	8
	12/31/2017	12.099	12.842	11
	12/31/2018	12.842	11.999	8
	12/31/2019	11.999	13.228	12
3.00%
	12/31/2010	10.123	10.901	0
	12/31/2011	10.901	10.647	21
	12/31/2012	10.647	11.495	8
	12/31/2013	11.495	12.044	0
	12/31/2014	12.044	12.250	0
	12/31/2015	12.250	11.795	36
	12/31/2016	11.795	12.056	51
	12/31/2017	12.056	12.789	48
	12/31/2018	12.789	11.944	46
	12/31/2019	11.944	13.160	43
3.05%
	12/31/2010	10.122	10.894	1
	12/31/2011	10.894	10.636	0
	12/31/2012	10.636	11.477	20
	12/31/2013	11.477	12.018	0
	12/31/2014	12.018	12.218	5
	12/31/2015	12.218	11.759	6
	12/31/2016	11.759	12.012	11
	12/31/2017	12.012	12.737	18
	12/31/2018	12.737	11.889	13
	12/31/2019	11.889	13.093	15
3.10%
	12/31/2010	10.121	10.888	0
	12/31/2011	10.888	10.624	0
	12/31/2012	10.624	11.458	0
	12/31/2013	11.458	11.993	20
	12/31/2014	11.993	12.186	0
	12/31/2015	12.186	11.723	0
	12/31/2016	11.723	11.969	20
	12/31/2017	11.969	12.685	18
	12/31/2018	12.685	11.835	21
	12/31/2019	11.835	13.027	4

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.15%
	12/31/2010	10.120	10.881	0
	12/31/2011	10.881	10.612	0
	12/31/2012	10.612	11.440	0
	12/31/2013	11.440	11.968	0
	12/31/2014	11.968	12.155	5
	12/31/2015	12.155	11.686	5
	12/31/2016	11.686	11.926	5
	12/31/2017	11.926	12.633	4
	12/31/2018	12.633	11.780	4
	12/31/2019	11.780	12.961	5
3.20%
	12/31/2013	N/A	11.937	0
	12/31/2014	11.937	12.117	0
	12/31/2015	12.117	11.644	0
	12/31/2016	11.644	11.877	17
	12/31/2017	11.877	12.575	16
	12/31/2018	12.575	11.720	15
	12/31/2019	11.720	12.888	14
3.25%
	12/31/2013	N/A	11.912	0
	12/31/2014	11.912	12.085	0
	12/31/2015	12.085	11.608	0
	12/31/2016	11.608	11.834	0
	12/31/2017	11.834	12.523	0
	12/31/2018	12.523	11.666	0
	12/31/2019	11.666	12.822	0
3.30%
	12/31/2013	N/A	11.893	0
	12/31/2014	11.893	12.060	0
	12/31/2015	12.060	11.578	0
	12/31/2016	11.578	11.798	0
	12/31/2017	11.798	12.479	0
	12/31/2018	12.479	11.619	0
	12/31/2019	11.619	12.764	0
3.35%
	12/31/2013	N/A	11.862	0
	12/31/2014	11.862	12.022	0
	12/31/2015	12.022	11.536	0
	12/31/2016	11.536	11.749	0
	12/31/2017	11.749	12.421	0
	12/31/2018	12.421	11.559	0
	12/31/2019	11.559	12.692	0
3.40%
	12/31/2013	N/A	11.837	0
	12/31/2014	11.837	11.991	0
	12/31/2015	11.991	11.500	0
	12/31/2016	11.500	11.707	0
	12/31/2017	11.707	12.370	0
	12/31/2018	12.370	11.506	0
	12/31/2019	11.506	12.627	0

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MVP Fusion Dynamic Moderate Fund
1.65%
	12/31/2010	10.368	11.396	9,904
	12/31/2011	11.396	10.892	17,048
	12/31/2012	10.892	12.055	17,984
	12/31/2013	12.055	13.657	20,030
	12/31/2014	13.657	14.002	18,177
	12/31/2015	14.002	13.482	15,709
	12/31/2016	13.482	13.887	13,885
	12/31/2017	13.887	15.571	12,159
	12/31/2018	15.571	14.325	10,850
	12/31/2019	14.325	16.529	9,882
1.70%
	12/31/2010	10.344	11.364	11,113
	12/31/2011	11.364	10.855	16,477
	12/31/2012	10.855	12.009	17,360
	12/31/2013	12.009	13.597	20,150
	12/31/2014	13.597	13.935	18,507
	12/31/2015	13.935	13.410	16,954
	12/31/2016	13.410	13.807	15,859
	12/31/2017	13.807	15.472	14,086
	12/31/2018	15.472	14.227	12,530
	12/31/2019	14.227	16.408	11,065
1.75%
	12/31/2010	10.320	11.331	267
	12/31/2011	11.331	10.819	411
	12/31/2012	10.819	11.963	453
	12/31/2013	11.963	13.539	555
	12/31/2014	13.539	13.867	428
	12/31/2015	13.867	13.339	401
	12/31/2016	13.339	13.726	377
	12/31/2017	13.726	15.375	313
	12/31/2018	15.375	14.130	291
	12/31/2019	14.130	16.288	207
1.80%
	12/31/2010	10.296	11.300	431
	12/31/2011	11.300	10.783	435
	12/31/2012	10.783	11.917	367
	12/31/2013	11.917	13.480	301
	12/31/2014	13.480	13.801	266
	12/31/2015	13.801	13.268	208
	12/31/2016	13.268	13.647	131
	12/31/2017	13.647	15.278	100
	12/31/2018	15.278	14.034	85
	12/31/2019	14.034	16.170	74
1.95%
	12/31/2010	10.223	11.203	3,846
	12/31/2011	11.203	10.676	5,295
	12/31/2012	10.676	11.780	5,010
	12/31/2013	11.780	13.306	4,987
	12/31/2014	13.306	13.601	4,309
	12/31/2015	13.601	13.057	3,777
	12/31/2016	13.057	13.409	3,400
	12/31/2017	13.409	14.990	3,078
	12/31/2018	14.990	13.749	2,710
	12/31/2019	13.749	15.817	2,347

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.05%
	12/31/2010	10.176	11.140	217
	12/31/2011	11.140	10.605	295
	12/31/2012	10.605	11.691	279
	12/31/2013	11.691	13.191	244
	12/31/2014	13.191	13.471	221
	12/31/2015	13.471	12.919	209
	12/31/2016	12.919	13.254	189
	12/31/2017	13.254	14.801	175
	12/31/2018	14.801	13.563	163
	12/31/2019	13.563	15.587	146
2.10%
	12/31/2010	10.152	11.108	1,696
	12/31/2011	11.108	10.569	1,701
	12/31/2012	10.569	11.645	1,657
	12/31/2013	11.645	13.133	1,490
	12/31/2014	13.133	13.405	1,228
	12/31/2015	13.405	12.849	1,108
	12/31/2016	12.849	13.176	970
	12/31/2017	13.176	14.707	874
	12/31/2018	14.707	13.470	962
	12/31/2019	13.470	15.472	1,026
2.15%
	12/31/2010	10.129	11.077	44
	12/31/2011	11.077	10.535	36
	12/31/2012	10.535	11.601	32
	12/31/2013	11.601	13.077	30
	12/31/2014	13.077	13.341	28
	12/31/2015	13.341	12.781	15
	12/31/2016	12.781	13.100	13
	12/31/2017	13.100	14.615	6
	12/31/2018	14.615	13.378	7
	12/31/2019	13.378	15.360	7
2.20%
	12/31/2010	10.105	11.046	2,315
	12/31/2011	11.046	10.499	2,190
	12/31/2012	10.499	11.556	2,040
	12/31/2013	11.556	13.020	1,989
	12/31/2014	13.020	13.276	1,904
	12/31/2015	13.276	12.713	1,697
	12/31/2016	12.713	13.023	1,507
	12/31/2017	13.023	14.522	1,420
	12/31/2018	14.522	13.287	953
	12/31/2019	13.287	15.247	699
2.25%
	12/31/2010	10.081	11.014	1,036
	12/31/2011	11.014	10.464	1,074
	12/31/2012	10.464	11.512	1,025
	12/31/2013	11.512	12.963	866
	12/31/2014	12.963	13.212	640
	12/31/2015	13.212	12.645	574
	12/31/2016	12.645	12.947	584
	12/31/2017	12.947	14.430	546
	12/31/2018	14.430	13.196	632
	12/31/2019	13.196	15.135	612

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.30%
	12/31/2010	10.057	10.983	0
	12/31/2011	10.983	10.429	0
	12/31/2012	10.429	11.468	0
	12/31/2013	11.468	12.907	0
	12/31/2014	12.907	13.148	0
	12/31/2015	13.148	12.578	0
	12/31/2016	12.578	12.872	0
	12/31/2017	12.872	14.339	0
	12/31/2018	14.339	13.106	0
	12/31/2019	13.106	15.025	0
2.35%
	12/31/2010	10.034	10.952	8,130
	12/31/2011	10.952	10.394	7,841
	12/31/2012	10.394	11.424	7,307
	12/31/2013	11.424	12.851	6,936
	12/31/2014	12.851	13.085	6,340
	12/31/2015	13.085	12.511	5,894
	12/31/2016	12.511	12.797	5,187
	12/31/2017	12.797	14.248	4,780
	12/31/2018	14.248	13.017	4,292
	12/31/2019	13.017	14.915	3,916
2.40%
	12/31/2010	10.011	10.921	1,056
	12/31/2011	10.921	10.360	922
	12/31/2012	10.360	11.380	881
	12/31/2013	11.380	12.796	776
	12/31/2014	12.796	13.022	755
	12/31/2015	13.022	12.444	707
	12/31/2016	12.444	12.723	668
	12/31/2017	12.723	14.158	699
	12/31/2018	14.158	12.928	769
	12/31/2019	12.928	14.806	717
2.45%
	12/31/2010	9.987	10.890	937
	12/31/2011	10.890	10.325	884
	12/31/2012	10.325	11.337	832
	12/31/2013	11.337	12.740	675
	12/31/2014	12.740	12.959	638
	12/31/2015	12.959	12.378	553
	12/31/2016	12.378	12.649	523
	12/31/2017	12.649	14.069	459
	12/31/2018	14.069	12.840	377
	12/31/2019	12.840	14.697	280
2.50%
	12/31/2010	9.964	10.859	7,256
	12/31/2011	10.859	10.291	7,175
	12/31/2012	10.291	11.293	6,978
	12/31/2013	11.293	12.685	6,826
	12/31/2014	12.685	12.896	6,118
	12/31/2015	12.896	12.312	5,814
	12/31/2016	12.312	12.575	5,427
	12/31/2017	12.575	13.980	4,832
	12/31/2018	13.980	12.752	4,385
	12/31/2019	12.752	14.590	4,007

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.55%
	12/31/2010	9.941	10.828	639
	12/31/2011	10.828	10.257	577
	12/31/2012	10.257	11.250	578
	12/31/2013	11.250	12.630	558
	12/31/2014	12.630	12.834	417
	12/31/2015	12.834	12.246	323
	12/31/2016	12.246	12.502	306
	12/31/2017	12.502	13.892	238
	12/31/2018	13.892	12.665	327
	12/31/2019	12.665	14.483	310
2.60%
	12/31/2010	9.917	10.798	4,090
	12/31/2011	10.798	10.222	4,062
	12/31/2012	10.222	11.207	3,997
	12/31/2013	11.207	12.576	3,757
	12/31/2014	12.576	12.772	3,754
	12/31/2015	12.772	12.181	3,428
	12/31/2016	12.181	12.429	3,238
	12/31/2017	12.429	13.804	2,985
	12/31/2018	13.804	12.579	2,569
	12/31/2019	12.579	14.377	2,368
2.65%
	12/31/2010	9.894	10.767	3,338
	12/31/2011	10.767	10.188	3,257
	12/31/2012	10.188	11.164	3,168
	12/31/2013	11.164	12.521	3,150
	12/31/2014	12.521	12.710	2,898
	12/31/2015	12.710	12.116	2,746
	12/31/2016	12.116	12.356	2,531
	12/31/2017	12.356	13.717	2,346
	12/31/2018	13.717	12.493	2,037
	12/31/2019	12.493	14.272	1,857
2.70%
	12/31/2010	9.871	10.736	401
	12/31/2011	10.736	10.154	365
	12/31/2012	10.154	11.121	335
	12/31/2013	11.121	12.467	338
	12/31/2014	12.467	12.649	316
	12/31/2015	12.649	12.052	256
	12/31/2016	12.052	12.284	272
	12/31/2017	12.284	13.630	256
	12/31/2018	13.630	12.408	246
	12/31/2019	12.408	14.168	223
2.75%
	12/31/2010	9.848	10.706	2,769
	12/31/2011	10.706	10.121	2,567
	12/31/2012	10.121	11.078	2,428
	12/31/2013	11.078	12.413	2,453
	12/31/2014	12.413	12.588	2,640
	12/31/2015	12.588	11.987	2,483
	12/31/2016	11.987	12.213	2,330
	12/31/2017	12.213	13.544	2,182
	12/31/2018	13.544	12.323	2,087
	12/31/2019	12.323	14.064	2,017

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.80%
	12/31/2010	9.825	10.676	2,206
	12/31/2011	10.676	10.087	2,130
	12/31/2012	10.087	11.036	2,029
	12/31/2013	11.036	12.359	1,950
	12/31/2014	12.359	12.527	1,609
	12/31/2015	12.527	11.924	1,503
	12/31/2016	11.924	12.142	1,362
	12/31/2017	12.142	13.458	1,289
	12/31/2018	13.458	12.239	1,188
	12/31/2019	12.239	13.961	1,089
2.85%
	12/31/2010	9.802	10.645	308
	12/31/2011	10.645	10.053	256
	12/31/2012	10.053	10.994	246
	12/31/2013	10.994	12.306	224
	12/31/2014	12.306	12.467	267
	12/31/2015	12.467	11.860	240
	12/31/2016	11.860	12.071	236
	12/31/2017	12.071	13.373	258
	12/31/2018	13.373	12.156	289
	12/31/2019	12.156	13.859	232
2.90%
	12/31/2010	9.779	10.615	1,359
	12/31/2011	10.615	10.020	1,218
	12/31/2012	10.020	10.951	1,234
	12/31/2013	10.951	12.252	1,201
	12/31/2014	12.252	12.406	1,002
	12/31/2015	12.406	11.797	974
	12/31/2016	11.797	12.001	949
	12/31/2017	12.001	13.289	756
	12/31/2018	13.289	12.073	781
	12/31/2019	12.073	13.758	748
2.95%
	12/31/2010	9.756	10.585	814
	12/31/2011	10.585	9.986	668
	12/31/2012	9.986	10.909	625
	12/31/2013	10.909	12.199	647
	12/31/2014	12.199	12.346	458
	12/31/2015	12.346	11.734	380
	12/31/2016	11.734	11.931	311
	12/31/2017	11.931	13.205	268
	12/31/2018	13.205	11.991	200
	12/31/2019	11.991	13.657	222
3.00%
	12/31/2010	9.734	10.556	46
	12/31/2011	10.556	9.954	21
	12/31/2012	9.954	10.869	16
	12/31/2013	10.869	12.147	19
	12/31/2014	12.147	12.288	46
	12/31/2015	12.288	11.673	78
	12/31/2016	11.673	11.862	100
	12/31/2017	11.862	13.122	115
	12/31/2018	13.122	11.910	112
	12/31/2019	11.910	13.558	98

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.05%
	12/31/2010	9.711	10.526	676
	12/31/2011	10.526	9.920	634
	12/31/2012	9.920	10.826	610
	12/31/2013	10.826	12.094	556
	12/31/2014	12.094	12.228	594
	12/31/2015	12.228	11.610	600
	12/31/2016	11.610	11.793	551
	12/31/2017	11.793	13.039	534
	12/31/2018	13.039	11.828	505
	12/31/2019	11.828	13.458	471
3.10%
	12/31/2010	9.688	10.496	251
	12/31/2011	10.496	9.887	253
	12/31/2012	9.887	10.785	125
	12/31/2013	10.785	12.042	144
	12/31/2014	12.042	12.169	142
	12/31/2015	12.169	11.548	130
	12/31/2016	11.548	11.724	127
	12/31/2017	11.724	12.956	113
	12/31/2018	12.956	11.747	119
	12/31/2019	11.747	13.360	128
3.15%
	12/31/2010	9.666	10.466	37
	12/31/2011	10.466	9.854	21
	12/31/2012	9.854	10.744	24
	12/31/2013	10.744	11.990	47
	12/31/2014	11.990	12.110	110
	12/31/2015	12.110	11.487	124
	12/31/2016	11.487	11.656	179
	12/31/2017	11.656	12.875	144
	12/31/2018	12.875	11.667	80
	12/31/2019	11.667	13.262	79
3.20%
	12/31/2013	N/A	12.296	0
	12/31/2014	12.296	12.414	16
	12/31/2015	12.414	11.769	29
	12/31/2016	11.769	11.936	24
	12/31/2017	11.936	13.177	99
	12/31/2018	13.177	11.936	91
	12/31/2019	11.936	13.561	81
3.25%
	12/31/2013	N/A	12.243	0
	12/31/2014	12.243	12.354	0
	12/31/2015	12.354	11.706	0
	12/31/2016	11.706	11.867	0
	12/31/2017	11.867	13.094	0
	12/31/2018	13.094	11.854	0
	12/31/2019	11.854	13.461	0
3.30%
	12/31/2013	N/A	11.835	0
	12/31/2014	11.835	11.936	35
	12/31/2015	11.936	11.305	35
	12/31/2016	11.305	11.454	41
	12/31/2017	11.454	12.633	37
	12/31/2018	12.633	11.431	26
	12/31/2019	11.431	12.974	48

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.35%
	12/31/2013	N/A	12.137	0
	12/31/2014	12.137	12.235	0
	12/31/2015	12.235	11.581	0
	12/31/2016	11.581	11.729	0
	12/31/2017	11.729	12.929	7
	12/31/2018	12.929	11.693	7
	12/31/2019	11.693	13.265	6
3.40%
	12/31/2013	N/A	12.085	0
	12/31/2014	12.085	12.175	0
	12/31/2015	12.175	11.520	0
	12/31/2016	11.520	11.660	0
	12/31/2017	11.660	12.847	0
	12/31/2018	12.847	11.613	0
	12/31/2019	11.613	13.168	0
AZL MVP Global Balanced Index Strategy Fund
1.65%
	12/31/2012	N/A	10.501	5,346
	12/31/2013	10.501	11.783	5,574
	12/31/2014	11.783	11.824	5,378
	12/31/2015	11.824	11.456	5,035
	12/31/2016	11.456	11.656	4,340
	12/31/2017	11.656	12.778	3,700
	12/31/2018	12.778	11.842	3,309
	12/31/2019	11.842	13.535	2,663
1.70%
	12/31/2012	N/A	10.495	3,924
	12/31/2013	10.495	11.771	5,863
	12/31/2014	11.771	11.806	5,635
	12/31/2015	11.806	11.434	5,281
	12/31/2016	11.434	11.627	4,894
	12/31/2017	11.627	12.740	4,357
	12/31/2018	12.740	11.801	3,977
	12/31/2019	11.801	13.481	3,517
1.75%
	12/31/2012	N/A	10.490	183
	12/31/2013	10.490	11.760	191
	12/31/2014	11.760	11.788	172
	12/31/2015	11.788	11.411	130
	12/31/2016	11.411	11.598	129
	12/31/2017	11.598	12.702	102
	12/31/2018	12.702	11.759	92
	12/31/2019	11.759	13.427	90
1.95%
	12/31/2012	N/A	10.470	1,444
	12/31/2013	10.470	11.713	1,390
	12/31/2014	11.713	11.718	1,219
	12/31/2015	11.718	11.321	1,039
	12/31/2016	11.321	11.483	839
	12/31/2017	11.483	12.551	697
	12/31/2018	12.551	11.596	614
	12/31/2019	11.596	13.215	537

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.05%
	12/31/2012	N/A	10.460	1
	12/31/2013	10.460	11.690	3
	12/31/2014	11.690	11.684	2
	12/31/2015	11.684	11.276	2
	12/31/2016	11.276	11.426	2
	12/31/2017	11.426	12.476	0
	12/31/2018	12.476	11.516	0
	12/31/2019	11.516	13.110	0
AZL MVP Growth Index Strategy Fund
1.65%
	12/31/2012	N/A	10.921	3,223
	12/31/2013	10.921	12.981	3,497
	12/31/2014	12.981	13.596	3,420
	12/31/2015	13.596	13.266	4,494
	12/31/2016	13.266	13.936	5,219
	12/31/2017	13.936	15.896	6,106
	12/31/2018	15.896	14.627	6,097
	12/31/2019	14.627	17.340	5,733
1.70%
	12/31/2012	N/A	10.915	2,960
	12/31/2013	10.915	12.969	5,306
	12/31/2014	12.969	13.575	5,249
	12/31/2015	13.575	13.240	5,418
	12/31/2016	13.240	13.901	6,550
	12/31/2017	13.901	15.849	7,110
	12/31/2018	15.849	14.576	7,079
	12/31/2019	14.576	17.271	6,307
1.75%
	12/31/2012	N/A	10.910	126
	12/31/2013	10.910	12.956	125
	12/31/2014	12.956	13.555	124
	12/31/2015	13.555	13.213	111
	12/31/2016	13.213	13.866	110
	12/31/2017	13.866	15.802	128
	12/31/2018	15.802	14.525	104
	12/31/2019	14.525	17.202	87
1.80%
	12/31/2015	N/A	13.187	5
	12/31/2016	13.187	13.832	245
	12/31/2017	13.832	15.755	185
	12/31/2018	15.755	14.474	169
	12/31/2019	14.474	17.133	142
1.95%
	12/31/2012	N/A	10.889	1,120
	12/31/2013	10.889	12.905	1,108
	12/31/2014	12.905	13.475	1,224
	12/31/2015	13.475	13.109	1,907
	12/31/2016	13.109	13.729	2,068
	12/31/2017	13.729	15.614	2,128
	12/31/2018	15.614	14.324	2,146
	12/31/2019	14.324	16.929	1,666

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.05%
	12/31/2012	N/A	10.878	4
	12/31/2013	10.878	12.879	5
	12/31/2014	12.879	13.435	17
	12/31/2015	13.435	13.057	82
	12/31/2016	13.057	13.661	144
	12/31/2017	13.661	15.521	123
	12/31/2018	15.521	14.224	187
	12/31/2019	14.224	16.795	180
2.10%
	12/31/2015	N/A	13.031	42
	12/31/2016	13.031	13.627	1,310
	12/31/2017	13.627	15.475	1,279
	12/31/2018	15.475	14.175	1,440
	12/31/2019	14.175	16.728	1,387
2.15%
	12/31/2015	N/A	13.005	0
	12/31/2016	13.005	13.593	1
	12/31/2017	13.593	15.429	1
	12/31/2018	15.429	14.125	1
	12/31/2019	14.125	16.661	1
2.20%
	12/31/2015	N/A	12.979	205
	12/31/2016	12.979	13.559	1,707
	12/31/2017	13.559	15.383	1,644
	12/31/2018	15.383	14.076	1,291
	12/31/2019	14.076	16.595	1,152
2.25%
	12/31/2015	N/A	12.953	49
	12/31/2016	12.953	13.526	810
	12/31/2017	13.526	15.337	878
	12/31/2018	15.337	14.027	1,213
	12/31/2019	14.027	16.529	1,190
2.30%
	12/31/2015	N/A	12.927	0
	12/31/2016	12.927	13.492	0
	12/31/2017	13.492	15.291	0
	12/31/2018	15.291	13.978	0
	12/31/2019	13.978	16.463	0
2.35%
	12/31/2015	N/A	12.902	355
	12/31/2016	12.902	13.459	3,119
	12/31/2017	13.459	15.245	3,263
	12/31/2018	15.245	13.929	2,841
	12/31/2019	13.929	16.398	2,701
2.40%
	12/31/2015	N/A	12.876	119
	12/31/2016	12.876	13.425	1,596
	12/31/2017	13.425	15.200	1,660
	12/31/2018	15.200	13.881	1,624
	12/31/2019	13.881	16.332	1,492
2.45%
	12/31/2015	N/A	12.851	35
	12/31/2016	12.851	13.392	643
	12/31/2017	13.392	15.155	622
	12/31/2018	15.155	13.833	532
	12/31/2019	13.833	16.267	410

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.50%
	12/31/2015	N/A	12.825	220
	12/31/2016	12.825	13.359	2,443
	12/31/2017	13.359	15.109	2,757
	12/31/2018	15.109	13.784	2,588
	12/31/2019	13.784	16.203	2,425
2.55%
	12/31/2015	N/A	12.800	60
	12/31/2016	12.800	13.325	665
	12/31/2017	13.325	15.064	686
	12/31/2018	15.064	13.736	728
	12/31/2019	13.736	16.138	671
2.60%
	12/31/2015	N/A	12.774	124
	12/31/2016	12.774	13.292	999
	12/31/2017	13.292	15.019	1,365
	12/31/2018	15.019	13.688	1,366
	12/31/2019	13.688	16.074	1,211
2.65%
	12/31/2015	N/A	12.749	117
	12/31/2016	12.749	13.259	1,246
	12/31/2017	13.259	14.975	1,326
	12/31/2018	14.975	13.641	1,272
	12/31/2019	13.641	16.010	1,094
2.70%
	12/31/2015	N/A	12.723	24
	12/31/2016	12.723	13.226	233
	12/31/2017	13.226	14.930	256
	12/31/2018	14.930	13.593	256
	12/31/2019	13.593	15.946	234
2.75%
	12/31/2015	N/A	12.698	105
	12/31/2016	12.698	13.193	466
	12/31/2017	13.193	14.886	631
	12/31/2018	14.886	13.546	718
	12/31/2019	13.546	15.883	771
2.80%
	12/31/2015	N/A	12.673	57
	12/31/2016	12.673	13.161	401
	12/31/2017	13.161	14.841	424
	12/31/2018	14.841	13.499	426
	12/31/2019	13.499	15.819	398
2.85%
	12/31/2015	N/A	12.648	15
	12/31/2016	12.648	13.128	158
	12/31/2017	13.128	14.797	158
	12/31/2018	14.797	13.452	157
	12/31/2019	13.452	15.756	168
2.90%
	12/31/2015	N/A	12.623	61
	12/31/2016	12.623	13.095	267
	12/31/2017	13.095	14.753	294
	12/31/2018	14.753	13.405	312
	12/31/2019	13.405	15.694	301

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.95%
	12/31/2015	N/A	12.598	7
	12/31/2016	12.598	13.063	91
	12/31/2017	13.063	14.709	194
	12/31/2018	14.709	13.358	170
	12/31/2019	13.358	15.631	157
3.00%
	12/31/2015	N/A	12.573	3
	12/31/2016	12.573	13.030	27
	12/31/2017	13.030	14.665	29
	12/31/2018	14.665	13.312	33
	12/31/2019	13.312	15.569	35
3.05%
	12/31/2015	N/A	12.548	5
	12/31/2016	12.548	12.998	233
	12/31/2017	12.998	14.621	247
	12/31/2018	14.621	13.265	244
	12/31/2019	13.265	15.507	232
3.10%
	12/31/2015	N/A	12.523	1
	12/31/2016	12.523	12.966	2
	12/31/2017	12.966	14.578	7
	12/31/2018	14.578	13.219	11
	12/31/2019	13.219	15.445	11
3.15%
	12/31/2015	N/A	12.498	2
	12/31/2016	12.498	12.933	39
	12/31/2017	12.933	14.534	50
	12/31/2018	14.534	13.173	73
	12/31/2019	13.173	15.384	80
3.20%
	12/31/2015	N/A	12.473	0
	12/31/2016	12.473	12.901	10
	12/31/2017	12.901	14.491	12
	12/31/2018	14.491	13.127	18
	12/31/2019	13.127	15.322	17
3.25%
	12/31/2015	N/A	12.448	0
	12/31/2016	12.448	12.869	0
	12/31/2017	12.869	14.447	0
	12/31/2018	14.447	13.081	0
	12/31/2019	13.081	15.261	0
3.30%
	12/31/2015	N/A	12.424	0
	12/31/2016	12.424	12.837	19
	12/31/2017	12.837	14.404	34
	12/31/2018	14.404	13.036	47
	12/31/2019	13.036	15.201	47
3.35%
	12/31/2015	N/A	12.399	0
	12/31/2016	12.399	12.805	6
	12/31/2017	12.805	14.361	5
	12/31/2018	14.361	12.990	6
	12/31/2019	12.990	15.140	14

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.40%
	12/31/2015	N/A	12.374	0
	12/31/2016	12.374	12.773	0
	12/31/2017	12.773	14.319	0
	12/31/2018	14.319	12.945	0
	12/31/2019	12.945	15.080	0
AZL MVP Moderate Index Strategy Fund
1.65%
	12/31/2012	N/A	10.715	944
	12/31/2013	10.715	13.056	1,268
	12/31/2014	13.056	13.924	1,393
	12/31/2015	13.924	13.256	1,337
	12/31/2016	13.256	13.748	1,007
	12/31/2017	13.748	15.310	838
	12/31/2018	15.310	14.267	679
	12/31/2019	14.267	16.649	586
1.70%
	12/31/2012	N/A	10.710	1,195
	12/31/2013	10.710	13.044	2,361
	12/31/2014	13.044	13.903	2,405
	12/31/2015	13.903	13.230	2,293
	12/31/2016	13.230	13.714	2,118
	12/31/2017	13.714	15.265	1,893
	12/31/2018	15.265	14.217	1,691
	12/31/2019	14.217	16.583	1,487
1.75%
	12/31/2012	N/A	10.704	28
	12/31/2013	10.704	13.031	54
	12/31/2014	13.031	13.883	60
	12/31/2015	13.883	13.203	49
	12/31/2016	13.203	13.679	35
	12/31/2017	13.679	15.219	32
	12/31/2018	15.219	14.168	27
	12/31/2019	14.168	16.517	29
1.95%
	12/31/2012	N/A	10.683	326
	12/31/2013	10.683	12.979	429
	12/31/2014	12.979	13.800	535
	12/31/2015	13.800	13.099	535
	12/31/2016	13.099	13.544	400
	12/31/2017	13.544	15.038	359
	12/31/2018	15.038	13.971	296
	12/31/2019	13.971	16.255	257
2.05%
	12/31/2012	N/A	10.673	12
	12/31/2013	10.673	12.954	13
	12/31/2014	12.954	13.759	7
	12/31/2015	13.759	13.047	6
	12/31/2016	13.047	13.477	1
	12/31/2017	13.477	14.949	1
	12/31/2018	14.949	13.874	1
	12/31/2019	13.874	16.126	1

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
1.65%
	12/31/2014	N/A	10.942	2,971
	12/31/2015	10.942	11.210	5,441
	12/31/2016	11.210	11.867	7,285
	12/31/2017	11.867	13.332	7,321
	12/31/2018	13.332	12.893	7,507
	12/31/2019	12.893	15.394	7,946
1.70%
	12/31/2014	N/A	10.937	1,746
	12/31/2015	10.937	11.199	3,598
	12/31/2016	11.199	11.849	4,279
	12/31/2017	11.849	13.305	4,855
	12/31/2018	13.305	12.861	4,662
	12/31/2019	12.861	15.348	4,594
1.75%
	12/31/2014	N/A	10.931	410
	12/31/2015	10.931	11.188	643
	12/31/2016	11.188	11.831	769
	12/31/2017	11.831	13.279	763
	12/31/2018	13.279	12.829	698
	12/31/2019	12.829	15.303	608
1.95%
	12/31/2014	N/A	10.910	1,466
	12/31/2015	10.910	11.144	2,202
	12/31/2016	11.144	11.761	2,392
	12/31/2017	11.761	13.174	2,544
	12/31/2018	13.174	12.702	2,412
	12/31/2019	12.702	15.121	2,217
2.05%
	12/31/2014	N/A	10.899	84
	12/31/2015	10.899	11.122	152
	12/31/2016	11.122	11.726	183
	12/31/2017	11.726	13.122	155
	12/31/2018	13.122	12.639	107
	12/31/2019	12.639	15.031	103
AZL Russell 1000 Growth Index Fund
1.65%
	12/31/2014	N/A	17.570	1
	12/31/2015	17.570	18.122	50
	12/31/2016	18.122	18.972	585
	12/31/2017	18.972	24.053	419
	12/31/2018	24.053	23.150	319
	12/31/2019	23.150	30.805	253
1.70%
	12/31/2014	N/A	17.529	8
	12/31/2015	17.529	18.071	48
	12/31/2016	18.071	18.908	920
	12/31/2017	18.908	23.961	857
	12/31/2018	23.961	23.050	725
	12/31/2019	23.050	30.657	563

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.75%
	12/31/2014	N/A	17.488	0
	12/31/2015	17.488	18.020	13
	12/31/2016	18.020	18.845	54
	12/31/2017	18.845	23.869	43
	12/31/2018	23.869	22.950	31
	12/31/2019	22.950	30.509	26
1.80%
	12/31/2016	N/A	18.069	248
	12/31/2017	18.069	22.875	197
	12/31/2018	22.875	21.983	165
	12/31/2019	21.983	29.208	126
1.95%
	12/31/2014	N/A	17.325	10
	12/31/2015	17.325	17.816	19
	12/31/2016	17.816	18.595	327
	12/31/2017	18.595	23.506	261
	12/31/2018	23.506	22.556	215
	12/31/2019	22.556	29.924	153
2.05%
	12/31/2014	N/A	17.244	0
	12/31/2015	17.244	17.715	0
	12/31/2016	17.715	18.472	129
	12/31/2017	18.472	23.326	107
	12/31/2018	23.326	22.361	82
	12/31/2019	22.361	29.636	70
2.10%
	12/31/2016	N/A	17.602	461
	12/31/2017	17.602	22.216	381
	12/31/2018	22.216	21.286	383
	12/31/2019	21.286	28.198	344
2.15%
	12/31/2016	N/A	17.525	4
	12/31/2017	17.525	22.109	5
	12/31/2018	22.109	21.172	4
	12/31/2019	21.172	28.033	3
2.20%
	12/31/2016	N/A	17.449	625
	12/31/2017	17.449	22.001	539
	12/31/2018	22.001	21.059	382
	12/31/2019	21.059	27.868	298
2.25%
	12/31/2016	N/A	17.373	467
	12/31/2017	17.373	21.894	409
	12/31/2018	21.894	20.946	439
	12/31/2019	20.946	27.705	390
2.30%
	12/31/2016	N/A	17.297	6
	12/31/2017	17.297	21.788	3
	12/31/2018	21.788	20.834	2
	12/31/2019	20.834	27.543	1
2.35%
	12/31/2016	N/A	17.221	786
	12/31/2017	17.221	21.682	694
	12/31/2018	21.682	20.722	515
	12/31/2019	20.722	27.382	414

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.40%
	12/31/2016	N/A	17.146	351
	12/31/2017	17.146	21.577	281
	12/31/2018	21.577	20.611	265
	12/31/2019	20.611	27.222	228
2.45%
	12/31/2016	N/A	17.072	153
	12/31/2017	17.072	21.472	127
	12/31/2018	21.472	20.501	84
	12/31/2019	20.501	27.062	63
2.50%
	12/31/2016	N/A	16.997	664
	12/31/2017	16.997	21.368	552
	12/31/2018	21.368	20.391	375
	12/31/2019	20.391	26.904	295
2.55%
	12/31/2016	N/A	16.923	258
	12/31/2017	16.923	21.264	217
	12/31/2018	21.264	20.282	208
	12/31/2019	20.282	26.746	187
2.60%
	12/31/2016	N/A	16.849	179
	12/31/2017	16.849	21.161	169
	12/31/2018	21.161	20.173	150
	12/31/2019	20.173	26.590	128
2.65%
	12/31/2016	N/A	16.776	473
	12/31/2017	16.776	21.058	372
	12/31/2018	21.058	20.065	278
	12/31/2019	20.065	26.434	230
2.70%
	12/31/2016	N/A	16.703	56
	12/31/2017	16.703	20.956	55
	12/31/2018	20.956	19.958	66
	12/31/2019	19.958	26.280	62
2.75%
	12/31/2016	N/A	16.630	187
	12/31/2017	16.630	20.854	173
	12/31/2018	20.854	19.851	179
	12/31/2019	19.851	26.126	171
2.80%
	12/31/2016	N/A	16.557	105
	12/31/2017	16.557	20.753	96
	12/31/2018	20.753	19.744	73
	12/31/2019	19.744	25.973	61
2.85%
	12/31/2016	N/A	16.485	69
	12/31/2017	16.485	20.652	65
	12/31/2018	20.652	19.639	53
	12/31/2019	19.639	25.821	44
2.90%
	12/31/2016	N/A	16.413	141
	12/31/2017	16.413	20.552	140
	12/31/2018	20.552	19.534	129
	12/31/2019	19.534	25.670	111

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.95%
	12/31/2016	N/A	16.342	52
	12/31/2017	16.342	20.452	48
	12/31/2018	20.452	19.429	29
	12/31/2019	19.429	25.519	26
3.00%
	12/31/2016	N/A	16.271	11
	12/31/2017	16.271	20.353	16
	12/31/2018	20.353	19.325	25
	12/31/2019	19.325	25.370	22
3.05%
	12/31/2016	N/A	16.200	82
	12/31/2017	16.200	20.254	78
	12/31/2018	20.254	19.221	77
	12/31/2019	19.221	25.221	63
3.10%
	12/31/2016	N/A	16.129	2
	12/31/2017	16.129	20.156	2
	12/31/2018	20.156	19.118	1
	12/31/2019	19.118	25.074	1
3.15%
	12/31/2016	N/A	16.059	23
	12/31/2017	16.059	20.058	19
	12/31/2018	20.058	19.016	17
	12/31/2019	19.016	24.927	15
3.20%
	12/31/2016	N/A	15.989	8
	12/31/2017	15.989	19.960	9
	12/31/2018	19.960	18.914	14
	12/31/2019	18.914	24.781	12
3.25%
	12/31/2016	N/A	15.919	0
	12/31/2017	15.919	19.863	0
	12/31/2018	19.863	18.813	0
	12/31/2019	18.813	24.636	0
3.30%
	12/31/2016	N/A	15.850	8
	12/31/2017	15.850	19.767	8
	12/31/2018	19.767	18.712	12
	12/31/2019	18.712	24.492	12
3.35%
	12/31/2016	N/A	15.780	0
	12/31/2017	15.780	19.671	2
	12/31/2018	19.671	18.612	2
	12/31/2019	18.612	24.349	2
3.40%
	12/31/2016	N/A	15.712	0
	12/31/2017	15.712	19.575	0
	12/31/2018	19.575	18.512	0
	12/31/2019	18.512	24.206	0

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Russell 1000 Value Index Fund
1.65%
	12/31/2014	N/A	16.730	19
	12/31/2015	16.730	15.728	33
	12/31/2016	15.728	17.970	315
	12/31/2017	17.970	19.978	254
	12/31/2018	19.978	17.935	195
	12/31/2019	17.935	22.205	165
1.70%
	12/31/2014	N/A	16.691	25
	12/31/2015	16.691	15.684	48
	12/31/2016	15.684	17.910	649
	12/31/2017	17.910	19.901	544
	12/31/2018	19.901	17.858	434
	12/31/2019	17.858	22.097	358
1.75%
	12/31/2014	N/A	16.652	1
	12/31/2015	16.652	15.639	1
	12/31/2016	15.639	17.850	54
	12/31/2017	17.850	19.825	47
	12/31/2018	19.825	17.780	36
	12/31/2019	17.780	21.991	33
1.80%
	12/31/2016	N/A	17.128	186
	12/31/2017	17.128	19.014	162
	12/31/2018	19.014	17.044	147
	12/31/2019	17.044	21.070	114
1.95%
	12/31/2014	N/A	16.497	16
	12/31/2015	16.497	15.463	14
	12/31/2016	15.463	17.613	227
	12/31/2017	17.613	19.523	225
	12/31/2018	19.523	17.475	160
	12/31/2019	17.475	21.569	109
2.05%
	12/31/2014	N/A	16.420	0
	12/31/2015	16.420	15.375	0
	12/31/2016	15.375	17.496	137
	12/31/2017	17.496	19.374	125
	12/31/2018	19.374	17.324	118
	12/31/2019	17.324	21.361	111
2.10%
	12/31/2016	N/A	16.685	415
	12/31/2017	16.685	18.467	357
	12/31/2018	18.467	16.504	321
	12/31/2019	16.504	20.341	294
2.15%
	12/31/2016	N/A	16.612	11
	12/31/2017	16.612	18.377	11
	12/31/2018	18.377	16.416	10
	12/31/2019	16.416	20.222	10
2.20%
	12/31/2016	N/A	16.540	373
	12/31/2017	16.540	18.288	367
	12/31/2018	18.288	16.328	288
	12/31/2019	16.328	20.103	261

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.25%
	12/31/2016	N/A	16.468	338
	12/31/2017	16.468	18.199	319
	12/31/2018	18.199	16.240	327
	12/31/2019	16.240	19.986	287
2.30%
	12/31/2016	N/A	16.396	0
	12/31/2017	16.396	18.110	0
	12/31/2018	18.110	16.153	0
	12/31/2019	16.153	19.869	0
2.35%
	12/31/2016	N/A	16.325	508
	12/31/2017	16.325	18.023	490
	12/31/2018	18.023	16.067	376
	12/31/2019	16.067	19.752	318
2.40%
	12/31/2016	N/A	16.254	242
	12/31/2017	16.254	17.935	211
	12/31/2018	17.935	15.981	194
	12/31/2019	15.981	19.637	180
2.45%
	12/31/2016	N/A	16.183	129
	12/31/2017	16.183	17.848	107
	12/31/2018	17.848	15.895	91
	12/31/2019	15.895	19.522	76
2.50%
	12/31/2016	N/A	16.112	342
	12/31/2017	16.112	17.761	302
	12/31/2018	17.761	15.810	234
	12/31/2019	15.810	19.407	205
2.55%
	12/31/2016	N/A	16.042	131
	12/31/2017	16.042	17.675	125
	12/31/2018	17.675	15.725	136
	12/31/2019	15.725	19.294	128
2.60%
	12/31/2016	N/A	15.972	142
	12/31/2017	15.972	17.589	141
	12/31/2018	17.589	15.641	127
	12/31/2019	15.641	19.181	122
2.65%
	12/31/2016	N/A	15.902	243
	12/31/2017	15.902	17.504	228
	12/31/2018	17.504	15.557	186
	12/31/2019	15.557	19.069	148
2.70%
	12/31/2016	N/A	15.833	51
	12/31/2017	15.833	17.419	41
	12/31/2018	17.419	15.474	34
	12/31/2019	15.474	18.957	28
2.75%
	12/31/2016	N/A	15.764	146
	12/31/2017	15.764	17.334	143
	12/31/2018	17.334	15.391	146
	12/31/2019	15.391	18.846	149

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.80%
	12/31/2016	N/A	15.695	50
	12/31/2017	15.695	17.250	41
	12/31/2018	17.250	15.309	37
	12/31/2019	15.309	18.736	34
2.85%
	12/31/2016	N/A	15.627	32
	12/31/2017	15.627	17.166	38
	12/31/2018	17.166	15.227	45
	12/31/2019	15.227	18.626	38
2.90%
	12/31/2016	N/A	15.559	97
	12/31/2017	15.559	17.083	93
	12/31/2018	17.083	15.145	89
	12/31/2019	15.145	18.517	84
2.95%
	12/31/2016	N/A	15.491	40
	12/31/2017	15.491	17.000	33
	12/31/2018	17.000	15.064	13
	12/31/2019	15.064	18.409	12
3.00%
	12/31/2016	N/A	15.423	16
	12/31/2017	15.423	16.917	19
	12/31/2018	16.917	14.983	22
	12/31/2019	14.983	18.301	20
3.05%
	12/31/2016	N/A	15.356	38
	12/31/2017	15.356	16.835	45
	12/31/2018	16.835	14.903	50
	12/31/2019	14.903	18.194	46
3.10%
	12/31/2016	N/A	15.289	1
	12/31/2017	15.289	16.753	1
	12/31/2018	16.753	14.823	1
	12/31/2019	14.823	18.087	1
3.15%
	12/31/2016	N/A	15.222	10
	12/31/2017	15.222	16.672	12
	12/31/2018	16.672	14.744	14
	12/31/2019	14.744	17.981	12
3.20%
	12/31/2016	N/A	15.156	12
	12/31/2017	15.156	16.591	12
	12/31/2018	16.591	14.665	15
	12/31/2019	14.665	17.876	16
3.25%
	12/31/2016	N/A	15.090	0
	12/31/2017	15.090	16.511	0
	12/31/2018	16.511	14.586	0
	12/31/2019	14.586	17.772	0
3.30%
	12/31/2016	N/A	15.024	6
	12/31/2017	15.024	16.430	7
	12/31/2018	16.430	14.508	11
	12/31/2019	14.508	17.668	13

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.35%
	12/31/2016	N/A	14.959	8
	12/31/2017	14.959	16.351	4
	12/31/2018	16.351	14.430	3
	12/31/2019	14.430	17.564	3
3.40%
	12/31/2016	N/A	14.894	0
	12/31/2017	14.894	16.271	0
	12/31/2018	16.271	14.353	0
	12/31/2019	14.353	17.461	0
AZL S&P 500 Index Fund
1.65%
	12/31/2010	7.464	8.412	373
	12/31/2011	8.412	8.403	799
	12/31/2012	8.403	9.539	1,125
	12/31/2013	9.539	12.353	1,315
	12/31/2014	12.353	13.745	1,255
	12/31/2015	13.745	13.648	1,036
	12/31/2016	13.648	14.962	1,013
	12/31/2017	14.962	17.861	744
	12/31/2018	17.861	16.717	518
	12/31/2019	16.717	21.523	392
1.70%
	12/31/2010	7.454	8.396	559
	12/31/2011	8.396	8.383	884
	12/31/2012	8.383	9.512	1,173
	12/31/2013	9.512	12.312	1,465
	12/31/2014	12.312	13.692	1,418
	12/31/2015	13.692	13.589	1,286
	12/31/2016	13.589	14.890	1,828
	12/31/2017	14.890	17.766	1,576
	12/31/2018	17.766	16.620	1,361
	12/31/2019	16.620	21.387	1,074
1.75%
	12/31/2010	7.444	8.381	47
	12/31/2011	8.381	8.364	37
	12/31/2012	8.364	9.485	54
	12/31/2013	9.485	12.271	64
	12/31/2014	12.271	13.640	71
	12/31/2015	13.640	13.530	73
	12/31/2016	13.530	14.818	114
	12/31/2017	14.818	17.672	84
	12/31/2018	17.672	16.523	61
	12/31/2019	16.523	21.252	30
1.80%
	12/31/2010	7.434	8.366	2,034
	12/31/2011	8.366	8.344	1,828
	12/31/2012	8.344	9.458	1,695
	12/31/2013	9.458	12.230	1,657
	12/31/2014	12.230	13.588	1,571
	12/31/2015	13.588	13.472	1,120
	12/31/2016	13.472	14.747	1,141
	12/31/2017	14.747	17.578	933
	12/31/2018	17.578	16.427	834
	12/31/2019	16.427	21.118	617

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.95%
	12/31/2010	7.404	8.320	1,135
	12/31/2011	8.320	8.286	1,091
	12/31/2012	8.286	9.378	1,212
	12/31/2013	9.378	12.108	1,118
	12/31/2014	12.108	13.432	980
	12/31/2015	13.432	13.298	856
	12/31/2016	13.298	14.534	951
	12/31/2017	14.534	17.299	765
	12/31/2018	17.299	16.142	583
	12/31/2019	16.142	20.720	340
2.05%
	12/31/2010	7.385	8.289	540
	12/31/2011	8.289	8.247	399
	12/31/2012	8.247	9.325	393
	12/31/2013	9.325	12.028	328
	12/31/2014	12.028	13.329	285
	12/31/2015	13.329	13.183	219
	12/31/2016	13.183	14.394	256
	12/31/2017	14.394	17.115	222
	12/31/2018	17.115	15.954	197
	12/31/2019	15.954	20.459	177
2.10%
	12/31/2010	7.375	8.274	2,162
	12/31/2011	8.274	8.228	2,123
	12/31/2012	8.228	9.298	2,332
	12/31/2013	9.298	11.987	1,913
	12/31/2014	11.987	13.278	1,848
	12/31/2015	13.278	13.126	1,850
	12/31/2016	13.126	14.325	2,103
	12/31/2017	14.325	17.024	1,862
	12/31/2018	17.024	15.861	1,956
	12/31/2019	15.861	20.329	1,750
2.15%
	12/31/2010	7.365	8.259	42
	12/31/2011	8.259	8.209	18
	12/31/2012	8.209	9.272	16
	12/31/2013	9.272	11.947	5
	12/31/2014	11.947	13.227	4
	12/31/2015	13.227	13.069	19
	12/31/2016	13.069	14.255	34
	12/31/2017	14.255	16.933	35
	12/31/2018	16.933	15.769	33
	12/31/2019	15.769	20.201	33
2.20%
	12/31/2010	7.355	8.244	1,873
	12/31/2011	8.244	8.190	1,708
	12/31/2012	8.190	9.246	1,766
	12/31/2013	9.246	11.908	1,604
	12/31/2014	11.908	13.177	1,422
	12/31/2015	13.177	13.012	1,295
	12/31/2016	13.012	14.187	1,802
	12/31/2017	14.187	16.843	1,500
	12/31/2018	16.843	15.677	1,030
	12/31/2019	15.677	20.073	836

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.25%
	12/31/2010	7.345	8.228	1,158
	12/31/2011	8.228	8.171	1,005
	12/31/2012	8.171	9.219	924
	12/31/2013	9.219	11.868	761
	12/31/2014	11.868	13.126	696
	12/31/2015	13.126	12.956	564
	12/31/2016	12.956	14.118	949
	12/31/2017	14.118	16.753	835
	12/31/2018	16.753	15.586	889
	12/31/2019	15.586	19.946	768
2.30%
	12/31/2010	7.335	8.213	8
	12/31/2011	8.213	8.152	4
	12/31/2012	8.152	9.193	0
	12/31/2013	9.193	11.828	0
	12/31/2014	11.828	13.076	0
	12/31/2015	13.076	12.900	0
	12/31/2016	12.900	14.050	14
	12/31/2017	14.050	16.664	9
	12/31/2018	16.664	15.495	7
	12/31/2019	15.495	19.820	6
2.35%
	12/31/2010	7.326	8.198	1,786
	12/31/2011	8.198	8.133	1,685
	12/31/2012	8.133	9.167	1,796
	12/31/2013	9.167	11.789	1,583
	12/31/2014	11.789	13.026	1,418
	12/31/2015	13.026	12.844	1,272
	12/31/2016	12.844	13.982	2,195
	12/31/2017	13.982	16.575	1,794
	12/31/2018	16.575	15.405	1,423
	12/31/2019	15.405	19.695	1,103
2.40%
	12/31/2010	7.316	8.183	1,092
	12/31/2011	8.183	8.114	1,057
	12/31/2012	8.114	9.141	1,008
	12/31/2013	9.141	11.750	824
	12/31/2014	11.750	12.976	978
	12/31/2015	12.976	12.788	846
	12/31/2016	12.788	13.915	957
	12/31/2017	13.915	16.487	779
	12/31/2018	16.487	15.315	751
	12/31/2019	15.315	19.570	687
2.45%
	12/31/2010	7.306	8.168	528
	12/31/2011	8.168	8.095	498
	12/31/2012	8.095	9.115	470
	12/31/2013	9.115	11.711	376
	12/31/2014	11.711	12.926	335
	12/31/2015	12.926	12.733	306
	12/31/2016	12.733	13.848	482
	12/31/2017	13.848	16.399	404
	12/31/2018	16.399	15.226	312
	12/31/2019	15.226	19.447	239

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.50%
	12/31/2010	7.296	8.153	1,554
	12/31/2011	8.153	8.076	1,434
	12/31/2012	8.076	9.090	1,402
	12/31/2013	9.090	11.671	1,221
	12/31/2014	11.671	12.877	1,054
	12/31/2015	12.877	12.678	961
	12/31/2016	12.678	13.781	1,474
	12/31/2017	13.781	16.312	1,300
	12/31/2018	16.312	15.137	956
	12/31/2019	15.137	19.324	798
2.55%
	12/31/2010	7.286	8.138	786
	12/31/2011	8.138	8.057	731
	12/31/2012	8.057	9.064	694
	12/31/2013	9.064	11.633	594
	12/31/2014	11.633	12.827	513
	12/31/2015	12.827	12.623	475
	12/31/2016	12.623	13.714	559
	12/31/2017	13.714	16.225	463
	12/31/2018	16.225	15.049	405
	12/31/2019	15.049	19.202	344
2.60%
	12/31/2010	7.277	8.123	584
	12/31/2011	8.123	8.038	512
	12/31/2012	8.038	9.038	574
	12/31/2013	9.038	11.594	536
	12/31/2014	11.594	12.778	595
	12/31/2015	12.778	12.568	571
	12/31/2016	12.568	13.648	952
	12/31/2017	13.648	16.139	840
	12/31/2018	16.139	14.962	715
	12/31/2019	14.962	19.080	599
2.65%
	12/31/2010	7.267	8.108	896
	12/31/2011	8.108	8.019	818
	12/31/2012	8.019	9.012	743
	12/31/2013	9.012	11.555	681
	12/31/2014	11.555	12.729	609
	12/31/2015	12.729	12.514	538
	12/31/2016	12.514	13.582	739
	12/31/2017	13.582	16.053	696
	12/31/2018	16.053	14.874	530
	12/31/2019	14.874	18.960	447
2.70%
	12/31/2010	7.257	8.093	283
	12/31/2011	8.093	8.001	212
	12/31/2012	8.001	8.987	166
	12/31/2013	8.987	11.517	151
	12/31/2014	11.517	12.681	122
	12/31/2015	12.681	12.460	87
	12/31/2016	12.460	13.516	132
	12/31/2017	13.516	15.968	105
	12/31/2018	15.968	14.788	124
	12/31/2019	14.788	18.840	115

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.75%
	12/31/2010	7.248	8.079	192
	12/31/2011	8.079	7.982	209
	12/31/2012	7.982	8.961	142
	12/31/2013	8.961	11.478	234
	12/31/2014	11.478	12.632	230
	12/31/2015	12.632	12.406	282
	12/31/2016	12.406	13.451	454
	12/31/2017	13.451	15.883	407
	12/31/2018	15.883	14.702	417
	12/31/2019	14.702	18.721	399
2.80%
	12/31/2010	7.238	8.064	173
	12/31/2011	8.064	7.963	145
	12/31/2012	7.963	8.936	172
	12/31/2013	8.936	11.440	136
	12/31/2014	11.440	12.584	122
	12/31/2015	12.584	12.352	123
	12/31/2016	12.352	13.386	200
	12/31/2017	13.386	15.798	190
	12/31/2018	15.798	14.616	144
	12/31/2019	14.616	18.603	126
2.85%
	12/31/2010	7.228	8.049	150
	12/31/2011	8.049	7.945	138
	12/31/2012	7.945	8.911	128
	12/31/2013	8.911	11.402	115
	12/31/2014	11.402	12.535	80
	12/31/2015	12.535	12.299	71
	12/31/2016	12.299	13.322	79
	12/31/2017	13.322	15.714	78
	12/31/2018	15.714	14.531	65
	12/31/2019	14.531	18.485	65
2.90%
	12/31/2010	7.219	8.034	179
	12/31/2011	8.034	7.926	174
	12/31/2012	7.926	8.885	181
	12/31/2013	8.885	11.364	203
	12/31/2014	11.364	12.487	207
	12/31/2015	12.487	12.245	224
	12/31/2016	12.245	13.257	343
	12/31/2017	13.257	15.630	307
	12/31/2018	15.630	14.446	307
	12/31/2019	14.446	18.368	282
2.95%
	12/31/2010	7.209	8.019	65
	12/31/2011	8.019	7.908	56
	12/31/2012	7.908	8.860	73
	12/31/2013	8.860	11.326	67
	12/31/2014	11.326	12.439	58
	12/31/2015	12.439	12.192	38
	12/31/2016	12.192	13.193	93
	12/31/2017	13.193	15.547	85
	12/31/2018	15.547	14.362	72
	12/31/2019	14.362	18.252	54

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.00%
	12/31/2010	7.199	8.005	1
	12/31/2011	8.005	7.889	1
	12/31/2012	7.889	8.835	18
	12/31/2013	8.835	11.288	36
	12/31/2014	11.288	12.392	39
	12/31/2015	12.392	12.140	29
	12/31/2016	12.140	13.130	72
	12/31/2017	13.130	15.464	42
	12/31/2018	15.464	14.279	44
	12/31/2019	14.279	18.137	37
3.05%
	12/31/2010	7.190	7.990	0
	12/31/2011	7.990	7.871	0
	12/31/2012	7.871	8.810	0
	12/31/2013	8.810	11.251	23
	12/31/2014	11.251	12.344	53
	12/31/2015	12.344	12.087	69
	12/31/2016	12.087	13.066	168
	12/31/2017	13.066	15.382	134
	12/31/2018	15.382	14.195	193
	12/31/2019	14.195	18.022	167
3.10%
	12/31/2010	7.180	7.975	0
	12/31/2011	7.975	7.853	0
	12/31/2012	7.853	8.785	0
	12/31/2013	8.785	11.213	0
	12/31/2014	11.213	12.297	8
	12/31/2015	12.297	12.035	8
	12/31/2016	12.035	13.003	19
	12/31/2017	13.003	15.300	13
	12/31/2018	15.300	14.113	12
	12/31/2019	14.113	17.908	11
3.15%
	12/31/2010	7.170	7.961	0
	12/31/2011	7.961	7.834	0
	12/31/2012	7.834	8.760	0
	12/31/2013	8.760	11.176	21
	12/31/2014	11.176	12.250	37
	12/31/2015	12.250	11.983	30
	12/31/2016	11.983	12.940	52
	12/31/2017	12.940	15.219	54
	12/31/2018	15.219	14.031	47
	12/31/2019	14.031	17.795	47
3.20%
	12/31/2013	N/A	11.853	0
	12/31/2014	11.853	12.985	10
	12/31/2015	12.985	12.696	13
	12/31/2016	12.696	13.704	38
	12/31/2017	13.704	16.108	56
	12/31/2018	16.108	14.843	56
	12/31/2019	14.843	18.816	50

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.25%
	12/31/2013	N/A	11.813	0
	12/31/2014	11.813	12.935	0
	12/31/2015	12.935	12.640	0
	12/31/2016	12.640	13.637	0
	12/31/2017	13.637	16.022	0
	12/31/2018	16.022	14.757	0
	12/31/2019	14.757	18.697	0
3.30%
	12/31/2013	N/A	11.064	1
	12/31/2014	11.064	12.110	57
	12/31/2015	12.110	11.828	55
	12/31/2016	11.828	12.754	74
	12/31/2017	12.754	14.977	69
	12/31/2018	14.977	13.787	67
	12/31/2019	13.787	17.460	77
3.35%
	12/31/2013	N/A	11.734	0
	12/31/2014	11.734	12.836	14
	12/31/2015	12.836	12.531	12
	12/31/2016	12.531	13.506	16
	12/31/2017	13.506	15.852	11
	12/31/2018	15.852	14.585	11
	12/31/2019	14.585	18.461	10
3.40%
	12/31/2013	N/A	11.695	0
	12/31/2014	11.695	12.787	0
	12/31/2015	12.787	12.477	0
	12/31/2016	12.477	13.441	0
	12/31/2017	13.441	15.767	0
	12/31/2018	15.767	14.500	0
	12/31/2019	14.500	18.344	0
AZL Small Cap Stock Index Fund
1.65%
	12/31/2010	7.768	9.589	71
	12/31/2011	9.589	9.460	239
	12/31/2012	9.460	10.776	533
	12/31/2013	10.776	14.905	397
	12/31/2014	14.905	15.428	305
	12/31/2015	15.428	14.797	196
	12/31/2016	14.797	18.297	432
	12/31/2017	18.297	20.292	307
	12/31/2018	20.292	18.176	227
	12/31/2019	18.176	21.847	193
1.70%
	12/31/2010	7.758	9.571	147
	12/31/2011	9.571	9.438	273
	12/31/2012	9.438	10.746	353
	12/31/2013	10.746	14.855	294
	12/31/2014	14.855	15.369	274
	12/31/2015	15.369	14.733	225
	12/31/2016	14.733	18.209	731
	12/31/2017	18.209	20.184	577
	12/31/2018	20.184	18.071	531
	12/31/2019	18.071	21.709	434

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.75%
	12/31/2010	7.748	9.554	16
	12/31/2011	9.554	9.416	28
	12/31/2012	9.416	10.715	29
	12/31/2013	10.715	14.806	15
	12/31/2014	14.806	15.310	26
	12/31/2015	15.310	14.669	26
	12/31/2016	14.669	18.121	52
	12/31/2017	18.121	20.077	44
	12/31/2018	20.077	17.965	35
	12/31/2019	17.965	21.572	23
1.80%
	12/31/2010	7.737	9.536	310
	12/31/2011	9.536	9.394	282
	12/31/2012	9.394	10.685	248
	12/31/2013	10.685	14.756	232
	12/31/2014	14.756	15.252	152
	12/31/2015	15.252	14.606	132
	12/31/2016	14.606	18.034	289
	12/31/2017	18.034	19.970	239
	12/31/2018	19.970	17.861	208
	12/31/2019	17.861	21.435	189
1.95%
	12/31/2010	7.706	9.484	149
	12/31/2011	9.484	9.329	181
	12/31/2012	9.329	10.594	204
	12/31/2013	10.594	14.609	177
	12/31/2014	14.609	15.077	175
	12/31/2015	15.077	14.417	129
	12/31/2016	14.417	17.774	307
	12/31/2017	17.774	19.653	218
	12/31/2018	19.653	17.551	194
	12/31/2019	17.551	21.031	151
2.05%
	12/31/2010	7.686	9.449	105
	12/31/2011	9.449	9.285	112
	12/31/2012	9.285	10.534	121
	12/31/2013	10.534	14.512	105
	12/31/2014	14.512	14.962	75
	12/31/2015	14.962	14.293	56
	12/31/2016	14.293	17.602	170
	12/31/2017	17.602	19.444	145
	12/31/2018	19.444	17.347	129
	12/31/2019	17.347	20.766	124
2.10%
	12/31/2010	7.676	9.432	491
	12/31/2011	9.432	9.263	484
	12/31/2012	9.263	10.504	495
	12/31/2013	10.504	14.464	451
	12/31/2014	14.464	14.904	294
	12/31/2015	14.904	14.231	353
	12/31/2016	14.231	17.517	724
	12/31/2017	17.517	19.341	663
	12/31/2018	19.341	17.246	667
	12/31/2019	17.246	20.635	655

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.15%
	12/31/2010	7.665	9.415	12
	12/31/2011	9.415	9.242	12
	12/31/2012	9.242	10.474	9
	12/31/2013	10.474	14.416	9
	12/31/2014	14.416	14.847	4
	12/31/2015	14.847	14.169	4
	12/31/2016	14.169	17.433	8
	12/31/2017	17.433	19.238	7
	12/31/2018	19.238	17.145	7
	12/31/2019	17.145	20.505	7
2.20%
	12/31/2010	7.655	9.397	287
	12/31/2011	9.397	9.220	256
	12/31/2012	9.220	10.445	275
	12/31/2013	10.445	14.367	295
	12/31/2014	14.367	14.790	316
	12/31/2015	14.790	14.108	291
	12/31/2016	14.108	17.349	720
	12/31/2017	17.349	19.135	621
	12/31/2018	19.135	17.045	474
	12/31/2019	17.045	20.375	435
2.25%
	12/31/2010	7.645	9.380	184
	12/31/2011	9.380	9.199	191
	12/31/2012	9.199	10.415	181
	12/31/2013	10.415	14.320	195
	12/31/2014	14.320	14.734	178
	12/31/2015	14.734	14.047	146
	12/31/2016	14.047	17.265	418
	12/31/2017	17.265	19.034	377
	12/31/2018	19.034	16.946	406
	12/31/2019	16.946	20.246	387
2.30%
	12/31/2010	7.635	9.363	0
	12/31/2011	9.363	9.177	0
	12/31/2012	9.177	10.386	0
	12/31/2013	10.386	14.272	0
	12/31/2014	14.272	14.677	0
	12/31/2015	14.677	13.986	0
	12/31/2016	13.986	17.182	2
	12/31/2017	17.182	18.932	1
	12/31/2018	18.932	16.847	1
	12/31/2019	16.847	20.118	1
2.35%
	12/31/2010	7.624	9.346	286
	12/31/2011	9.346	9.156	266
	12/31/2012	9.156	10.356	270
	12/31/2013	10.356	14.224	360
	12/31/2014	14.224	14.621	342
	12/31/2015	14.621	13.925	285
	12/31/2016	13.925	17.099	891
	12/31/2017	17.099	18.831	740
	12/31/2018	18.831	16.749	579
	12/31/2019	16.749	19.991	501

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.40%
	12/31/2010	7.614	9.328	216
	12/31/2011	9.328	9.134	224
	12/31/2012	9.134	10.327	202
	12/31/2013	10.327	14.177	225
	12/31/2014	14.177	14.565	152
	12/31/2015	14.565	13.865	159
	12/31/2016	13.865	17.016	384
	12/31/2017	17.016	18.731	330
	12/31/2018	18.731	16.652	311
	12/31/2019	16.652	19.865	294
2.45%
	12/31/2010	7.604	9.311	107
	12/31/2011	9.311	9.113	91
	12/31/2012	9.113	10.298	79
	12/31/2013	10.298	14.130	76
	12/31/2014	14.130	14.509	52
	12/31/2015	14.509	13.805	45
	12/31/2016	13.805	16.934	196
	12/31/2017	16.934	18.631	159
	12/31/2018	18.631	16.555	123
	12/31/2019	16.555	19.739	103
2.50%
	12/31/2010	7.594	9.294	191
	12/31/2011	9.294	9.092	181
	12/31/2012	9.092	10.268	188
	12/31/2013	10.268	14.083	237
	12/31/2014	14.083	14.454	218
	12/31/2015	14.454	13.745	178
	12/31/2016	13.745	16.852	627
	12/31/2017	16.852	18.532	543
	12/31/2018	18.532	16.458	428
	12/31/2019	16.458	19.615	405
2.55%
	12/31/2010	7.584	9.277	88
	12/31/2011	9.277	9.071	84
	12/31/2012	9.071	10.239	85
	12/31/2013	10.239	14.036	92
	12/31/2014	14.036	14.398	75
	12/31/2015	14.398	13.686	53
	12/31/2016	13.686	16.771	300
	12/31/2017	16.771	18.434	258
	12/31/2018	18.434	16.363	270
	12/31/2019	16.363	19.491	276
2.60%
	12/31/2010	7.574	9.260	147
	12/31/2011	9.260	9.050	140
	12/31/2012	9.050	10.210	130
	12/31/2013	10.210	13.989	131
	12/31/2014	13.989	14.343	150
	12/31/2015	14.343	13.626	134
	12/31/2016	13.626	16.690	288
	12/31/2017	16.690	18.335	277
	12/31/2018	18.335	16.267	244
	12/31/2019	16.267	19.367	235

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.65%
	12/31/2010	7.563	9.243	119
	12/31/2011	9.243	9.028	111
	12/31/2012	9.028	10.181	104
	12/31/2013	10.181	13.942	134
	12/31/2014	13.942	14.288	138
	12/31/2015	14.288	13.567	149
	12/31/2016	13.567	16.609	545
	12/31/2017	16.609	18.238	451
	12/31/2018	18.238	16.173	335
	12/31/2019	16.173	19.245	292
2.70%
	12/31/2010	7.553	9.226	42
	12/31/2011	9.226	9.007	37
	12/31/2012	9.007	10.152	25
	12/31/2013	10.152	13.896	45
	12/31/2014	13.896	14.233	24
	12/31/2015	14.233	13.509	38
	12/31/2016	13.509	16.529	76
	12/31/2017	16.529	18.141	50
	12/31/2018	18.141	16.078	76
	12/31/2019	16.078	19.123	73
2.75%
	12/31/2010	7.543	9.209	26
	12/31/2011	9.209	8.986	28
	12/31/2012	8.986	10.124	20
	12/31/2013	10.124	13.849	58
	12/31/2014	13.849	14.179	63
	12/31/2015	14.179	13.450	61
	12/31/2016	13.450	16.449	215
	12/31/2017	16.449	18.044	209
	12/31/2018	18.044	15.985	202
	12/31/2019	15.985	19.002	207
2.80%
	12/31/2010	7.533	9.192	60
	12/31/2011	9.192	8.965	53
	12/31/2012	8.965	10.095	59
	12/31/2013	10.095	13.803	72
	12/31/2014	13.803	14.125	33
	12/31/2015	14.125	13.392	51
	12/31/2016	13.392	16.370	103
	12/31/2017	16.370	17.948	72
	12/31/2018	17.948	15.892	84
	12/31/2019	15.892	18.882	78
2.85%
	12/31/2010	7.523	9.175	4
	12/31/2011	9.175	8.944	4
	12/31/2012	8.944	10.066	4
	12/31/2013	10.066	13.757	30
	12/31/2014	13.757	14.070	20
	12/31/2015	14.070	13.334	17
	12/31/2016	13.334	16.291	48
	12/31/2017	16.291	17.853	49
	12/31/2018	17.853	15.799	48
	12/31/2019	15.799	18.763	50

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.90%
	12/31/2010	7.513	9.159	24
	12/31/2011	9.159	8.924	25
	12/31/2012	8.924	10.038	25
	12/31/2013	10.038	13.711	44
	12/31/2014	13.711	14.017	47
	12/31/2015	14.017	13.276	47
	12/31/2016	13.276	16.212	162
	12/31/2017	16.212	17.758	161
	12/31/2018	17.758	15.707	147
	12/31/2019	15.707	18.644	146
2.95%
	12/31/2010	7.503	9.142	5
	12/31/2011	9.142	8.903	5
	12/31/2012	8.903	10.009	5
	12/31/2013	10.009	13.666	10
	12/31/2014	13.666	13.963	16
	12/31/2015	13.963	13.219	14
	12/31/2016	13.219	16.134	51
	12/31/2017	16.134	17.663	46
	12/31/2018	17.663	15.616	47
	12/31/2019	15.616	18.527	42
3.00%
	12/31/2010	7.493	9.125	0
	12/31/2011	9.125	8.882	0
	12/31/2012	8.882	9.981	2
	12/31/2013	9.981	13.620	9
	12/31/2014	13.620	13.909	15
	12/31/2015	13.909	13.162	15
	12/31/2016	13.162	16.056	27
	12/31/2017	16.056	17.569	27
	12/31/2018	17.569	15.525	27
	12/31/2019	15.525	18.409	26
3.05%
	12/31/2010	7.483	9.108	0
	12/31/2011	9.108	8.861	0
	12/31/2012	8.861	9.953	0
	12/31/2013	9.953	13.575	2
	12/31/2014	13.575	13.856	25
	12/31/2015	13.856	13.105	25
	12/31/2016	13.105	15.979	116
	12/31/2017	15.979	17.475	124
	12/31/2018	17.475	15.434	129
	12/31/2019	15.434	18.293	125
3.10%
	12/31/2010	7.473	9.092	0
	12/31/2011	9.092	8.841	0
	12/31/2012	8.841	9.925	0
	12/31/2013	9.925	13.529	0
	12/31/2014	13.529	13.803	1
	12/31/2015	13.803	13.048	1
	12/31/2016	13.048	15.902	6
	12/31/2017	15.902	17.382	3
	12/31/2018	17.382	15.344	3
	12/31/2019	15.344	18.177	3

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.15%
	12/31/2010	7.463	9.075	0
	12/31/2011	9.075	8.820	0
	12/31/2012	8.820	9.896	0
	12/31/2013	9.896	13.484	0
	12/31/2014	13.484	13.750	14
	12/31/2015	13.750	12.991	5
	12/31/2016	12.991	15.825	20
	12/31/2017	15.825	17.290	20
	12/31/2018	17.290	15.255	22
	12/31/2019	15.255	18.063	22
3.20%
	12/31/2013	N/A	14.195	0
	12/31/2014	14.195	14.467	1
	12/31/2015	14.467	13.662	1
	12/31/2016	13.662	16.634	15
	12/31/2017	16.634	18.165	14
	12/31/2018	18.165	16.019	20
	12/31/2019	16.019	18.957	20
3.25%
	12/31/2013	N/A	14.148	0
	12/31/2014	14.148	14.412	0
	12/31/2015	14.412	13.603	0
	12/31/2016	13.603	16.553	0
	12/31/2017	16.553	18.068	0
	12/31/2018	18.068	15.925	0
	12/31/2019	15.925	18.837	0
3.30%
	12/31/2013	N/A	13.350	0
	12/31/2014	13.350	13.593	1
	12/31/2015	13.593	12.823	1
	12/31/2016	12.823	15.597	15
	12/31/2017	15.597	17.015	15
	12/31/2018	17.015	14.990	17
	12/31/2019	14.990	17.722	20
3.35%
	12/31/2013	N/A	14.053	0
	12/31/2014	14.053	14.301	0
	12/31/2015	14.301	13.485	0
	12/31/2016	13.485	16.394	2
	12/31/2017	16.394	17.876	1
	12/31/2018	17.876	15.740	3
	12/31/2019	15.740	18.600	3
3.40%
	12/31/2013	N/A	14.006	0
	12/31/2014	14.006	14.247	0
	12/31/2015	14.247	13.427	0
	12/31/2016	13.427	16.314	0
	12/31/2017	16.314	17.780	0
	12/31/2018	17.780	15.648	0
	12/31/2019	15.648	18.482	0

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL T. Rowe Price Capital Appreciation Fund
1.65%
	12/31/2010	10.129	11.163	238
	12/31/2011	11.163	10.520	449
	12/31/2012	10.520	11.622	511
	12/31/2013	11.622	14.855	453
	12/31/2014	14.855	16.332	434
	12/31/2015	16.332	16.878	434
	12/31/2016	16.878	17.904	339
	12/31/2017	17.904	20.261	248
	12/31/2018	20.261	20.002	204
	12/31/2019	20.002	24.472	176
1.70%
	12/31/2010	10.088	11.112	370
	12/31/2011	11.112	10.467	531
	12/31/2012	10.467	11.557	688
	12/31/2013	11.557	14.765	708
	12/31/2014	14.765	16.225	699
	12/31/2015	16.225	16.759	679
	12/31/2016	16.759	17.768	737
	12/31/2017	17.768	20.097	698
	12/31/2018	20.097	19.831	525
	12/31/2019	19.831	24.250	490
1.75%
	12/31/2010	10.039	11.053	8
	12/31/2011	11.053	10.405	32
	12/31/2012	10.405	11.484	31
	12/31/2013	11.484	14.663	50
	12/31/2014	14.663	16.105	95
	12/31/2015	16.105	16.628	93
	12/31/2016	16.628	17.620	88
	12/31/2017	17.620	19.920	71
	12/31/2018	19.920	19.646	60
	12/31/2019	19.646	24.012	100
1.80%
	12/31/2010	10.006	11.011	579
	12/31/2011	11.011	10.361	544
	12/31/2012	10.361	11.429	534
	12/31/2013	11.429	14.586	446
	12/31/2014	14.586	16.013	423
	12/31/2015	16.013	16.524	405
	12/31/2016	16.524	17.501	268
	12/31/2017	17.501	19.775	257
	12/31/2018	19.775	19.494	216
	12/31/2019	19.494	23.814	179
1.95%
	12/31/2010	9.884	10.860	775
	12/31/2011	10.860	10.204	833
	12/31/2012	10.204	11.239	870
	12/31/2013	11.239	14.322	785
	12/31/2014	14.322	15.699	722
	12/31/2015	15.699	16.176	554
	12/31/2016	16.176	17.107	499
	12/31/2017	17.107	19.301	423
	12/31/2018	19.301	18.998	365
	12/31/2019	18.998	23.173	257

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.05%
	12/31/2010	9.804	10.762	190
	12/31/2011	10.762	10.101	217
	12/31/2012	10.101	11.114	198
	12/31/2013	11.114	14.149	165
	12/31/2014	14.149	15.494	142
	12/31/2015	15.494	15.949	207
	12/31/2016	15.949	16.850	183
	12/31/2017	16.850	18.992	170
	12/31/2018	18.992	18.675	157
	12/31/2019	18.675	22.757	141
2.10%
	12/31/2010	9.763	10.712	570
	12/31/2011	10.712	10.050	514
	12/31/2012	10.050	11.052	520
	12/31/2013	11.052	14.063	466
	12/31/2014	14.063	15.392	430
	12/31/2015	15.392	15.836	493
	12/31/2016	15.836	16.722	534
	12/31/2017	16.722	18.839	508
	12/31/2018	18.839	18.514	615
	12/31/2019	18.514	22.550	602
2.15%
	12/31/2010	9.724	10.664	15
	12/31/2011	10.664	9.999	15
	12/31/2012	9.999	10.991	14
	12/31/2013	10.991	13.978	9
	12/31/2014	13.978	15.292	8
	12/31/2015	15.292	15.725	7
	12/31/2016	15.725	16.597	9
	12/31/2017	16.597	18.688	11
	12/31/2018	18.688	18.357	10
	12/31/2019	18.357	22.347	10
2.20%
	12/31/2010	9.684	10.614	701
	12/31/2011	10.614	9.948	678
	12/31/2012	9.948	10.929	668
	12/31/2013	10.929	13.893	585
	12/31/2014	13.893	15.191	597
	12/31/2015	15.191	15.613	763
	12/31/2016	15.613	16.470	797
	12/31/2017	16.470	18.537	865
	12/31/2018	18.537	18.199	661
	12/31/2019	18.199	22.144	622
2.25%
	12/31/2010	9.644	10.566	503
	12/31/2011	10.566	9.898	490
	12/31/2012	9.898	10.868	495
	12/31/2013	10.868	13.809	393
	12/31/2014	13.809	15.091	375
	12/31/2015	15.091	15.503	520
	12/31/2016	15.503	16.346	661
	12/31/2017	16.346	18.387	613
	12/31/2018	18.387	18.044	730
	12/31/2019	18.044	21.943	678

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.30%
	12/31/2010	9.605	10.517	9
	12/31/2011	10.517	9.847	9
	12/31/2012	9.847	10.808	5
	12/31/2013	10.808	13.725	3
	12/31/2014	13.725	14.992	7
	12/31/2015	14.992	15.393	3
	12/31/2016	15.393	16.222	3
	12/31/2017	16.222	18.239	7
	12/31/2018	18.239	17.889	6
	12/31/2019	17.889	21.745	5
2.35%
	12/31/2010	9.566	10.469	1,046
	12/31/2011	10.469	9.797	934
	12/31/2012	9.797	10.748	868
	12/31/2013	10.748	13.642	767
	12/31/2014	13.642	14.894	786
	12/31/2015	14.894	15.284	1,117
	12/31/2016	15.284	16.100	1,479
	12/31/2017	16.100	18.092	1,608
	12/31/2018	18.092	17.736	1,503
	12/31/2019	17.736	21.548	1,420
2.40%
	12/31/2010	9.527	10.421	312
	12/31/2011	10.421	9.748	301
	12/31/2012	9.748	10.688	328
	12/31/2013	10.688	13.559	283
	12/31/2014	13.559	14.796	294
	12/31/2015	14.796	15.177	440
	12/31/2016	15.177	15.978	627
	12/31/2017	15.978	17.947	459
	12/31/2018	17.947	17.585	515
	12/31/2019	17.585	21.353	470
2.45%
	12/31/2010	9.488	10.374	314
	12/31/2011	10.374	9.698	283
	12/31/2012	9.698	10.628	250
	12/31/2013	10.628	13.477	208
	12/31/2014	13.477	14.699	225
	12/31/2015	14.699	15.069	265
	12/31/2016	15.069	15.857	325
	12/31/2017	15.857	17.802	324
	12/31/2018	17.802	17.434	233
	12/31/2019	17.434	21.160	253
2.50%
	12/31/2010	9.450	10.326	637
	12/31/2011	10.326	9.649	626
	12/31/2012	9.649	10.569	577
	12/31/2013	10.569	13.395	541
	12/31/2014	13.395	14.602	581
	12/31/2015	14.602	14.963	827
	12/31/2016	14.963	15.738	1,140
	12/31/2017	15.738	17.659	1,333
	12/31/2018	17.659	17.285	1,404
	12/31/2019	17.285	20.969	1,455

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.55%
	12/31/2010	9.411	10.279	316
	12/31/2011	10.279	9.600	316
	12/31/2012	9.600	10.510	299
	12/31/2013	10.510	13.314	283
	12/31/2014	13.314	14.506	262
	12/31/2015	14.506	14.857	260
	12/31/2016	14.857	15.619	314
	12/31/2017	15.619	17.517	217
	12/31/2018	17.517	17.137	269
	12/31/2019	17.137	20.779	306
2.60%
	12/31/2010	9.373	10.232	307
	12/31/2011	10.232	9.552	283
	12/31/2012	9.552	10.452	270
	12/31/2013	10.452	13.233	233
	12/31/2014	13.233	14.411	298
	12/31/2015	14.411	14.752	596
	12/31/2016	14.752	15.501	884
	12/31/2017	15.501	17.376	1,006
	12/31/2018	17.376	16.991	1,075
	12/31/2019	16.991	20.591	1,068
2.65%
	12/31/2010	9.334	10.185	345
	12/31/2011	10.185	9.503	328
	12/31/2012	9.503	10.394	315
	12/31/2013	10.394	13.152	301
	12/31/2014	13.152	14.316	347
	12/31/2015	14.316	14.648	507
	12/31/2016	14.648	15.383	786
	12/31/2017	15.383	17.236	955
	12/31/2018	17.236	16.846	904
	12/31/2019	16.846	20.405	883
2.70%
	12/31/2010	9.296	10.139	80
	12/31/2011	10.139	9.455	70
	12/31/2012	9.455	10.336	57
	12/31/2013	10.336	13.073	60
	12/31/2014	13.073	14.223	61
	12/31/2015	14.223	14.545	94
	12/31/2016	14.545	15.267	196
	12/31/2017	15.267	17.097	248
	12/31/2018	17.097	16.702	281
	12/31/2019	16.702	20.220	262
2.75%
	12/31/2010	9.259	10.092	107
	12/31/2011	10.092	9.407	86
	12/31/2012	9.407	10.278	73
	12/31/2013	10.278	12.993	115
	12/31/2014	12.993	14.129	158
	12/31/2015	14.129	14.442	280
	12/31/2016	14.442	15.152	505
	12/31/2017	15.152	16.959	608
	12/31/2018	16.959	16.559	719
	12/31/2019	16.559	20.037	738

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.80%
	12/31/2010	9.221	10.046	130
	12/31/2011	10.046	9.359	126
	12/31/2012	9.359	10.221	109
	12/31/2013	10.221	12.915	107
	12/31/2014	12.915	14.036	141
	12/31/2015	14.036	14.340	243
	12/31/2016	14.340	15.037	301
	12/31/2017	15.037	16.823	388
	12/31/2018	16.823	16.417	300
	12/31/2019	16.417	19.856	291
2.85%
	12/31/2010	9.183	10.000	42
	12/31/2011	10.000	9.312	29
	12/31/2012	9.312	10.164	25
	12/31/2013	10.164	12.836	25
	12/31/2014	12.836	13.944	34
	12/31/2015	13.944	14.239	42
	12/31/2016	14.239	14.924	76
	12/31/2017	14.924	16.687	121
	12/31/2018	16.687	16.277	130
	12/31/2019	16.277	19.676	137
2.90%
	12/31/2010	9.146	9.954	93
	12/31/2011	9.954	9.265	94
	12/31/2012	9.265	10.107	93
	12/31/2013	10.107	12.758	74
	12/31/2014	12.758	13.853	88
	12/31/2015	13.853	14.138	298
	12/31/2016	14.138	14.811	427
	12/31/2017	14.811	16.553	480
	12/31/2018	16.553	16.138	480
	12/31/2019	16.138	19.498	457
2.95%
	12/31/2010	9.108	9.909	40
	12/31/2011	9.909	9.218	38
	12/31/2012	9.218	10.051	26
	12/31/2013	10.051	12.681	30
	12/31/2014	12.681	13.762	32
	12/31/2015	13.762	14.039	42
	12/31/2016	14.039	14.699	83
	12/31/2017	14.699	16.420	283
	12/31/2018	16.420	16.000	266
	12/31/2019	16.000	19.322	213
3.00%
	12/31/2010	9.072	9.864	0
	12/31/2011	9.864	9.172	0
	12/31/2012	9.172	9.996	0
	12/31/2013	9.996	12.605	9
	12/31/2014	12.605	13.673	21
	12/31/2015	13.673	13.941	24
	12/31/2016	13.941	14.589	36
	12/31/2017	14.589	16.289	44
	12/31/2018	16.289	15.864	52
	12/31/2019	15.864	19.149	72

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.05%
	12/31/2010	9.035	9.819	0
	12/31/2011	9.819	9.125	0
	12/31/2012	9.125	9.940	0
	12/31/2013	9.940	12.528	19
	12/31/2014	12.528	13.582	61
	12/31/2015	13.582	13.841	139
	12/31/2016	13.841	14.478	268
	12/31/2017	14.478	16.157	315
	12/31/2018	16.157	15.728	300
	12/31/2019	15.728	18.975	265
3.10%
	12/31/2010	8.998	9.774	0
	12/31/2011	9.774	9.078	0
	12/31/2012	9.078	9.884	0
	12/31/2013	9.884	12.452	0
	12/31/2014	12.452	13.493	3
	12/31/2015	13.493	13.744	4
	12/31/2016	13.744	14.369	24
	12/31/2017	14.369	16.027	32
	12/31/2018	16.027	15.593	36
	12/31/2019	15.593	18.803	38
3.15%
	12/31/2010	8.961	9.729	0
	12/31/2011	9.729	9.032	0
	12/31/2012	9.032	9.829	0
	12/31/2013	9.829	12.376	7
	12/31/2014	12.376	13.404	20
	12/31/2015	13.404	13.647	77
	12/31/2016	13.647	14.260	27
	12/31/2017	14.260	15.898	40
	12/31/2018	15.898	15.460	58
	12/31/2019	15.460	18.633	73
3.20%
	12/31/2013	N/A	13.431	1
	12/31/2014	13.431	14.540	6
	12/31/2015	14.540	14.795	39
	12/31/2016	14.795	15.452	44
	12/31/2017	15.452	17.218	46
	12/31/2018	17.218	16.735	53
	12/31/2019	16.735	20.160	60
3.25%
	12/31/2013	N/A	13.349	0
	12/31/2014	13.349	14.444	0
	12/31/2015	14.444	14.690	0
	12/31/2016	14.690	15.335	0
	12/31/2017	15.335	17.079	0
	12/31/2018	17.079	16.592	0
	12/31/2019	16.592	19.978	0
3.30%
	12/31/2013	N/A	12.153	1
	12/31/2014	12.153	13.143	8
	12/31/2015	13.143	13.361	9
	12/31/2016	13.361	13.940	14
	12/31/2017	13.940	15.518	15
	12/31/2018	15.518	15.068	36
	12/31/2019	15.068	18.133	35

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.35%
	12/31/2013	N/A	13.188	0
	12/31/2014	13.188	14.255	0
	12/31/2015	14.255	14.483	2
	12/31/2016	14.483	15.104	2
	12/31/2017	15.104	16.805	5
	12/31/2018	16.805	16.310	8
	12/31/2019	16.310	19.618	6
3.40%
	12/31/2013	N/A	13.108	0
	12/31/2014	13.108	14.161	0
	12/31/2015	14.161	14.381	0
	12/31/2016	14.381	14.990	0
	12/31/2017	14.990	16.670	0
	12/31/2018	16.670	16.170	0
	12/31/2019	16.170	19.440	0
BlackRock Global Allocation V.I. Fund
1.65%
	12/31/2010	9.403	10.152	12,264
	12/31/2011	10.152	9.623	24,279
	12/31/2012	9.623	10.408	26,127
	12/31/2013	10.408	11.714	24,262
	12/31/2014	11.714	11.745	21,710
	12/31/2015	11.745	11.437	17,965
	12/31/2016	11.437	11.678	15,420
	12/31/2017	11.678	13.062	13,044
	12/31/2018	13.062	11.873	11,281
	12/31/2019	11.873	13.752	9,697
1.70%
	12/31/2010	9.396	10.139	10,583
	12/31/2011	10.139	9.605	18,302
	12/31/2012	9.605	10.384	19,622
	12/31/2013	10.384	11.680	18,535
	12/31/2014	11.680	11.705	16,738
	12/31/2015	11.705	11.393	15,307
	12/31/2016	11.393	11.627	13,596
	12/31/2017	11.627	12.999	11,816
	12/31/2018	12.999	11.810	10,104
	12/31/2019	11.810	13.672	8,597
1.75%
	12/31/2010	9.388	10.125	811
	12/31/2011	10.125	9.588	2,830
	12/31/2012	9.588	10.360	2,440
	12/31/2013	10.360	11.647	1,968
	12/31/2014	11.647	11.666	1,895
	12/31/2015	11.666	11.349	1,467
	12/31/2016	11.349	11.577	1,183
	12/31/2017	11.577	12.936	916
	12/31/2018	12.936	11.747	783
	12/31/2019	11.747	13.593	544

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.80%
	12/31/2010	9.380	10.112	2,389
	12/31/2011	10.112	9.570	2,320
	12/31/2012	9.570	10.335	2,270
	12/31/2013	10.335	11.614	1,912
	12/31/2014	11.614	11.628	1,695
	12/31/2015	11.628	11.306	1,332
	12/31/2016	11.306	11.527	949
	12/31/2017	11.527	12.873	688
	12/31/2018	12.873	11.684	597
	12/31/2019	11.684	13.514	481
1.95%
	12/31/2010	9.356	10.071	4,912
	12/31/2011	10.071	9.518	7,554
	12/31/2012	9.518	10.263	7,942
	12/31/2013	10.263	11.516	7,484
	12/31/2014	11.516	11.512	6,371
	12/31/2015	11.512	11.176	5,322
	12/31/2016	11.176	11.378	4,534
	12/31/2017	11.378	12.688	3,819
	12/31/2018	12.688	11.499	3,240
	12/31/2019	11.499	13.279	2,728
2.05%
	12/31/2010	9.341	10.044	1,908
	12/31/2011	10.044	9.483	1,797
	12/31/2012	9.483	10.215	1,779
	12/31/2013	10.215	11.451	1,294
	12/31/2014	11.451	11.435	1,091
	12/31/2015	11.435	11.091	867
	12/31/2016	11.091	11.279	612
	12/31/2017	11.279	12.566	509
	12/31/2018	12.566	11.377	450
	12/31/2019	11.377	13.125	409
2.10%
	12/31/2010	9.333	10.031	2,090
	12/31/2011	10.031	9.465	2,327
	12/31/2012	9.465	10.191	2,499
	12/31/2013	10.191	11.418	2,305
	12/31/2014	11.418	11.397	2,040
	12/31/2015	11.397	11.048	1,201
	12/31/2016	11.048	11.230	1,045
	12/31/2017	11.230	12.505	989
	12/31/2018	12.505	11.316	1,040
	12/31/2019	11.316	13.048	955
2.15%
	12/31/2010	9.325	10.018	74
	12/31/2011	10.018	9.448	58
	12/31/2012	9.448	10.168	60
	12/31/2013	10.168	11.386	53
	12/31/2014	11.386	11.359	52
	12/31/2015	11.359	11.006	45
	12/31/2016	11.006	11.182	37
	12/31/2017	11.182	12.445	32
	12/31/2018	12.445	11.256	31
	12/31/2019	11.256	12.972	29

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.20%
	12/31/2010	9.317	10.004	3,212
	12/31/2011	10.004	9.431	3,080
	12/31/2012	9.431	10.144	3,028
	12/31/2013	10.144	11.354	2,872
	12/31/2014	11.354	11.321	2,614
	12/31/2015	11.321	10.964	2,408
	12/31/2016	10.964	11.133	2,109
	12/31/2017	11.133	12.385	1,846
	12/31/2018	12.385	11.196	1,549
	12/31/2019	11.196	12.897	1,249
2.25%
	12/31/2010	9.310	9.991	1,425
	12/31/2011	9.991	9.414	1,681
	12/31/2012	9.414	10.120	1,677
	12/31/2013	10.120	11.321	1,465
	12/31/2014	11.321	11.283	1,281
	12/31/2015	11.283	10.922	1,310
	12/31/2016	10.922	11.085	1,252
	12/31/2017	11.085	12.325	1,017
	12/31/2018	12.325	11.136	1,081
	12/31/2019	11.136	12.822	890
2.30%
	12/31/2010	9.302	9.978	48
	12/31/2011	9.978	9.396	41
	12/31/2012	9.396	10.097	8
	12/31/2013	10.097	11.289	7
	12/31/2014	11.289	11.246	6
	12/31/2015	11.246	10.880	6
	12/31/2016	10.880	11.037	5
	12/31/2017	11.037	12.266	5
	12/31/2018	12.266	11.077	4
	12/31/2019	11.077	12.747	1
2.35%
	12/31/2010	9.294	9.964	8,298
	12/31/2011	9.964	9.379	8,696
	12/31/2012	9.379	10.073	8,412
	12/31/2013	10.073	11.257	7,798
	12/31/2014	11.257	11.208	6,938
	12/31/2015	11.208	10.838	6,263
	12/31/2016	10.838	10.990	5,687
	12/31/2017	10.990	12.206	5,217
	12/31/2018	12.206	11.018	4,580
	12/31/2019	11.018	12.673	4,055
2.40%
	12/31/2010	9.286	9.951	1,028
	12/31/2011	9.951	9.362	766
	12/31/2012	9.362	10.049	925
	12/31/2013	10.049	11.225	738
	12/31/2014	11.225	11.171	689
	12/31/2015	11.171	10.797	600
	12/31/2016	10.797	10.942	584
	12/31/2017	10.942	12.148	622
	12/31/2018	12.148	10.959	602
	12/31/2019	10.959	12.599	537

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.45%
	12/31/2010	9.278	9.938	1,515
	12/31/2011	9.938	9.345	1,520
	12/31/2012	9.345	10.026	1,494
	12/31/2013	10.026	11.194	1,428
	12/31/2014	11.194	11.134	1,231
	12/31/2015	11.134	10.756	1,105
	12/31/2016	10.756	10.895	1,075
	12/31/2017	10.895	12.089	920
	12/31/2018	12.089	10.901	762
	12/31/2019	10.901	12.526	553
2.50%
	12/31/2010	9.271	9.924	7,202
	12/31/2011	9.924	9.328	7,321
	12/31/2012	9.328	10.003	7,083
	12/31/2013	10.003	11.162	6,585
	12/31/2014	11.162	11.097	5,635
	12/31/2015	11.097	10.714	4,969
	12/31/2016	10.714	10.847	4,553
	12/31/2017	10.847	12.031	4,095
	12/31/2018	12.031	10.843	3,701
	12/31/2019	10.843	12.453	3,282
2.55%
	12/31/2010	9.263	9.911	514
	12/31/2011	9.911	9.310	617
	12/31/2012	9.310	9.979	582
	12/31/2013	9.979	11.130	549
	12/31/2014	11.130	11.060	515
	12/31/2015	11.060	10.673	466
	12/31/2016	10.673	10.801	409
	12/31/2017	10.801	11.973	461
	12/31/2018	11.973	10.785	428
	12/31/2019	10.785	12.380	435
2.60%
	12/31/2010	9.255	9.898	4,770
	12/31/2011	9.898	9.293	4,749
	12/31/2012	9.293	9.956	4,554
	12/31/2013	9.956	11.099	4,154
	12/31/2014	11.099	11.023	4,099
	12/31/2015	11.023	10.633	3,776
	12/31/2016	10.633	10.754	3,376
	12/31/2017	10.754	11.915	3,168
	12/31/2018	11.915	10.728	2,867
	12/31/2019	10.728	12.308	2,796
2.65%
	12/31/2010	9.248	9.885	2,959
	12/31/2011	9.885	9.276	3,022
	12/31/2012	9.276	9.933	3,120
	12/31/2013	9.933	11.067	2,846
	12/31/2014	11.067	10.986	2,483
	12/31/2015	10.986	10.592	2,169
	12/31/2016	10.592	10.707	2,069
	12/31/2017	10.707	11.857	1,914
	12/31/2018	11.857	10.671	1,720
	12/31/2019	10.671	12.237	1,533

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.70%
	12/31/2010	9.240	9.871	269
	12/31/2011	9.871	9.259	318
	12/31/2012	9.259	9.910	280
	12/31/2013	9.910	11.036	283
	12/31/2014	11.036	10.950	272
	12/31/2015	10.950	10.551	243
	12/31/2016	10.551	10.661	216
	12/31/2017	10.661	11.800	197
	12/31/2018	11.800	10.614	153
	12/31/2019	10.614	12.165	137
2.75%
	12/31/2010	9.232	9.858	3,216
	12/31/2011	9.858	9.242	2,948
	12/31/2012	9.242	9.886	2,848
	12/31/2013	9.886	11.005	2,778
	12/31/2014	11.005	10.913	2,813
	12/31/2015	10.913	10.511	2,500
	12/31/2016	10.511	10.615	2,275
	12/31/2017	10.615	11.743	2,102
	12/31/2018	11.743	10.557	2,017
	12/31/2019	10.557	12.094	1,864
2.80%
	12/31/2010	9.224	9.845	1,798
	12/31/2011	9.845	9.225	1,833
	12/31/2012	9.225	9.863	1,840
	12/31/2013	9.863	10.974	1,706
	12/31/2014	10.974	10.877	1,510
	12/31/2015	10.877	10.471	1,345
	12/31/2016	10.471	10.569	1,221
	12/31/2017	10.569	11.687	1,081
	12/31/2018	11.687	10.501	957
	12/31/2019	10.501	12.024	847
2.85%
	12/31/2010	9.217	9.832	215
	12/31/2011	9.832	9.209	196
	12/31/2012	9.209	9.840	198
	12/31/2013	9.840	10.942	215
	12/31/2014	10.942	10.840	220
	12/31/2015	10.840	10.430	198
	12/31/2016	10.430	10.523	203
	12/31/2017	10.523	11.630	198
	12/31/2018	11.630	10.445	210
	12/31/2019	10.445	11.954	198
2.90%
	12/31/2010	9.209	9.819	1,127
	12/31/2011	9.819	9.192	1,095
	12/31/2012	9.192	9.817	1,133
	12/31/2013	9.817	10.911	1,297
	12/31/2014	10.911	10.804	1,200
	12/31/2015	10.804	10.390	1,031
	12/31/2016	10.390	10.478	944
	12/31/2017	10.478	11.574	846
	12/31/2018	11.574	10.390	804
	12/31/2019	10.390	11.884	742

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.95%
	12/31/2010	9.201	9.806	515
	12/31/2011	9.806	9.175	475
	12/31/2012	9.175	9.794	451
	12/31/2013	9.794	10.881	388
	12/31/2014	10.881	10.768	383
	12/31/2015	10.768	10.351	375
	12/31/2016	10.351	10.432	298
	12/31/2017	10.432	11.518	205
	12/31/2018	11.518	10.334	151
	12/31/2019	10.334	11.815	135
3.00%
	12/31/2010	9.194	9.793	84
	12/31/2011	9.793	9.158	66
	12/31/2012	9.158	9.772	37
	12/31/2013	9.772	10.850	41
	12/31/2014	10.850	10.732	161
	12/31/2015	10.732	10.311	98
	12/31/2016	10.311	10.387	103
	12/31/2017	10.387	11.463	84
	12/31/2018	11.463	10.279	93
	12/31/2019	10.279	11.746	87
3.05%
	12/31/2010	9.186	9.780	802
	12/31/2011	9.780	9.141	739
	12/31/2012	9.141	9.749	735
	12/31/2013	9.749	10.819	675
	12/31/2014	10.819	10.697	683
	12/31/2015	10.697	10.272	591
	12/31/2016	10.272	10.342	505
	12/31/2017	10.342	11.407	452
	12/31/2018	11.407	10.224	440
	12/31/2019	10.224	11.678	403
3.10%
	12/31/2010	9.178	9.767	156
	12/31/2011	9.767	9.124	129
	12/31/2012	9.124	9.726	134
	12/31/2013	9.726	10.788	138
	12/31/2014	10.788	10.661	128
	12/31/2015	10.661	10.232	125
	12/31/2016	10.232	10.297	124
	12/31/2017	10.297	11.352	120
	12/31/2018	11.352	10.170	117
	12/31/2019	10.170	11.610	112
3.15%
	12/31/2010	9.171	9.753	18
	12/31/2011	9.753	9.108	25
	12/31/2012	9.108	9.703	18
	12/31/2013	9.703	10.758	40
	12/31/2014	10.758	10.626	76
	12/31/2015	10.626	10.193	102
	12/31/2016	10.193	10.253	109
	12/31/2017	10.253	11.298	101
	12/31/2018	11.298	10.116	103
	12/31/2019	10.116	11.542	89

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.20%
	12/31/2013	N/A	25.835	0
	12/31/2014	25.835	25.505	3
	12/31/2015	25.505	24.454	5
	12/31/2016	24.454	24.585	5
	12/31/2017	24.585	27.077	25
	12/31/2018	27.077	24.233	26
	12/31/2019	24.233	27.637	23
3.25%
	12/31/2013	N/A	25.554	0
	12/31/2014	25.554	25.215	0
	12/31/2015	25.215	24.164	0
	12/31/2016	24.164	24.281	0
	12/31/2017	24.281	26.729	0
	12/31/2018	26.729	23.909	0
	12/31/2019	23.909	27.254	0
3.30%
	12/31/2013	N/A	10.667	0
	12/31/2014	10.667	10.520	18
	12/31/2015	10.520	10.076	27
	12/31/2016	10.076	10.120	50
	12/31/2017	10.120	11.135	53
	12/31/2018	11.135	9.955	75
	12/31/2019	9.955	11.342	93
3.35%
	12/31/2013	N/A	25.001	0
	12/31/2014	25.001	24.645	6
	12/31/2015	24.645	23.594	5
	12/31/2016	23.594	23.685	5
	12/31/2017	23.685	26.046	5
	12/31/2018	26.046	23.275	6
	12/31/2019	23.275	26.505	5
3.40%
	12/31/2013	N/A	24.729	0
	12/31/2014	24.729	24.364	0
	12/31/2015	24.364	23.314	0
	12/31/2016	23.314	23.392	0
	12/31/2017	23.392	25.712	0
	12/31/2018	25.712	22.964	0
	12/31/2019	22.964	26.138	0
Davis VA Financial Portfolio
1.65%
	12/31/2010	11.372	12.427	3
	12/31/2011	12.427	11.251	3
	12/31/2012	11.251	13.150	2
	12/31/2013	13.150	16.978	1
	12/31/2014	16.978	18.846	0
	12/31/2015	18.846	18.909	0
	12/31/2016	18.909	21.250	0
	12/31/2017	21.250	25.381	0
	12/31/2018	25.381	22.299	0
	12/31/2019	22.299	27.606	1

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.70%
	12/31/2010	11.315	12.359	29
	12/31/2011	12.359	11.185	25
	12/31/2012	11.185	13.065	22
	12/31/2013	13.065	16.860	18
	12/31/2014	16.860	18.706	17
	12/31/2015	18.706	18.759	17
	12/31/2016	18.759	21.071	7
	12/31/2017	21.071	25.154	8
	12/31/2018	25.154	22.089	7
	12/31/2019	22.089	27.333	6
1.75%
	12/31/2010	11.250	12.282	0
	12/31/2011	12.282	11.109	0
	12/31/2012	11.109	12.971	0
	12/31/2013	12.971	16.730	0
	12/31/2014	16.730	18.552	0
	12/31/2015	18.552	18.596	0
	12/31/2016	18.596	20.877	0
	12/31/2017	20.877	24.910	0
	12/31/2018	24.910	21.863	0
	12/31/2019	21.863	27.040	0
1.80%
	12/31/2010	11.204	12.225	89
	12/31/2011	12.225	11.052	74
	12/31/2012	11.052	12.897	62
	12/31/2013	12.897	16.627	52
	12/31/2014	16.627	18.429	31
	12/31/2015	18.429	18.463	27
	12/31/2016	18.463	20.718	15
	12/31/2017	20.718	24.707	13
	12/31/2018	24.707	21.675	12
	12/31/2019	21.675	26.793	11
1.95%
	12/31/2010	11.038	12.026	61
	12/31/2011	12.026	10.856	54
	12/31/2012	10.856	12.650	49
	12/31/2013	12.650	16.283	38
	12/31/2014	16.283	18.021	31
	12/31/2015	18.021	18.027	20
	12/31/2016	18.027	20.198	15
	12/31/2017	20.198	24.052	7
	12/31/2018	24.052	21.068	6
	12/31/2019	21.068	26.004	4
2.05%
	12/31/2010	10.929	11.896	22
	12/31/2011	11.896	10.727	17
	12/31/2012	10.727	12.487	14
	12/31/2013	12.487	16.058	11
	12/31/2014	16.058	17.754	6
	12/31/2015	17.754	17.742	6
	12/31/2016	17.742	19.859	5
	12/31/2017	19.859	23.625	3
	12/31/2018	23.625	20.673	3
	12/31/2019	20.673	25.491	3

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.10%
	12/31/2010	10.875	11.831	188
	12/31/2011	11.831	10.664	115
	12/31/2012	10.664	12.407	99
	12/31/2013	12.407	15.947	84
	12/31/2014	15.947	17.622	59
	12/31/2015	17.622	17.601	57
	12/31/2016	17.601	19.692	48
	12/31/2017	19.692	23.414	44
	12/31/2018	23.414	20.478	48
	12/31/2019	20.478	25.238	42
2.15%
	12/31/2010	10.821	11.767	1
	12/31/2011	11.767	10.600	0
	12/31/2012	10.600	12.327	0
	12/31/2013	12.327	15.836	0
	12/31/2014	15.836	17.490	0
	12/31/2015	17.490	17.462	0
	12/31/2016	17.462	19.526	0
	12/31/2017	19.526	23.205	0
	12/31/2018	23.205	20.285	0
	12/31/2019	20.285	24.988	0
2.20%
	12/31/2010	10.768	11.702	183
	12/31/2011	11.702	10.537	172
	12/31/2012	10.537	12.247	161
	12/31/2013	12.247	15.726	139
	12/31/2014	15.726	17.360	117
	12/31/2015	17.360	17.323	105
	12/31/2016	17.323	19.361	93
	12/31/2017	19.361	22.998	99
	12/31/2018	22.998	20.094	75
	12/31/2019	20.094	24.740	67
2.25%
	12/31/2010	10.714	11.639	81
	12/31/2011	11.639	10.475	70
	12/31/2012	10.475	12.168	63
	12/31/2013	12.168	15.617	51
	12/31/2014	15.617	17.231	41
	12/31/2015	17.231	17.186	33
	12/31/2016	17.186	19.198	27
	12/31/2017	19.198	22.793	31
	12/31/2018	22.793	19.905	41
	12/31/2019	19.905	24.495	39
2.30%
	12/31/2010	10.661	11.575	1
	12/31/2011	11.575	10.412	0
	12/31/2012	10.412	12.090	0
	12/31/2013	12.090	15.509	0
	12/31/2014	15.509	17.103	0
	12/31/2015	17.103	17.049	0
	12/31/2016	17.049	19.036	0
	12/31/2017	19.036	22.589	0
	12/31/2018	22.589	19.717	0
	12/31/2019	19.717	24.252	0

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.35%
	12/31/2010	10.608	11.512	209
	12/31/2011	11.512	10.351	199
	12/31/2012	10.351	12.012	185
	12/31/2013	12.012	15.401	158
	12/31/2014	15.401	16.976	129
	12/31/2015	16.976	16.914	105
	12/31/2016	16.914	18.876	87
	12/31/2017	18.876	22.388	110
	12/31/2018	22.388	19.532	91
	12/31/2019	19.532	24.011	76
2.40%
	12/31/2010	10.556	11.449	86
	12/31/2011	11.449	10.289	82
	12/31/2012	10.289	11.935	74
	12/31/2013	11.935	15.294	66
	12/31/2014	15.294	16.850	56
	12/31/2015	16.850	16.780	52
	12/31/2016	16.780	18.717	48
	12/31/2017	18.717	22.188	42
	12/31/2018	22.188	19.348	47
	12/31/2019	19.348	23.773	48
2.45%
	12/31/2010	10.504	11.387	72
	12/31/2011	11.387	10.228	66
	12/31/2012	10.228	11.858	55
	12/31/2013	11.858	15.188	41
	12/31/2014	15.188	16.724	33
	12/31/2015	16.724	16.647	29
	12/31/2016	16.647	18.559	26
	12/31/2017	18.559	21.990	22
	12/31/2018	21.990	19.165	20
	12/31/2019	19.165	23.537	17
2.50%
	12/31/2010	10.452	11.325	111
	12/31/2011	11.325	10.167	112
	12/31/2012	10.167	11.781	112
	12/31/2013	11.781	15.083	97
	12/31/2014	15.083	16.600	78
	12/31/2015	16.600	16.515	70
	12/31/2016	16.515	18.403	65
	12/31/2017	18.403	21.794	63
	12/31/2018	21.794	18.985	49
	12/31/2019	18.985	23.304	41
2.55%
	12/31/2010	10.400	11.263	79
	12/31/2011	11.263	10.107	73
	12/31/2012	10.107	11.706	68
	12/31/2013	11.706	14.978	59
	12/31/2014	14.978	16.477	40
	12/31/2015	16.477	16.384	35
	12/31/2016	16.384	18.247	32
	12/31/2017	18.247	21.599	31
	12/31/2018	21.599	18.806	33
	12/31/2019	18.806	23.073	29

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.60%
	12/31/2010	10.349	11.202	46
	12/31/2011	11.202	10.047	37
	12/31/2012	10.047	11.630	31
	12/31/2013	11.630	14.874	29
	12/31/2014	14.874	16.354	26
	12/31/2015	16.354	16.254	20
	12/31/2016	16.254	18.094	16
	12/31/2017	18.094	21.407	16
	12/31/2018	21.407	18.629	16
	12/31/2019	18.629	22.844	15
2.65%
	12/31/2010	10.297	11.141	98
	12/31/2011	11.141	9.987	93
	12/31/2012	9.987	11.555	86
	12/31/2013	11.555	14.771	80
	12/31/2014	14.771	16.233	69
	12/31/2015	16.233	16.125	64
	12/31/2016	16.125	17.941	56
	12/31/2017	17.941	21.216	50
	12/31/2018	21.216	18.453	37
	12/31/2019	18.453	22.618	36
2.70%
	12/31/2010	10.246	11.080	11
	12/31/2011	11.080	9.928	13
	12/31/2012	9.928	11.481	23
	12/31/2013	11.481	14.668	27
	12/31/2014	14.668	16.112	28
	12/31/2015	16.112	15.997	18
	12/31/2016	15.997	17.790	8
	12/31/2017	17.790	21.026	9
	12/31/2018	21.026	18.279	7
	12/31/2019	18.279	22.393	7
2.75%
	12/31/2010	10.196	11.020	14
	12/31/2011	11.020	9.869	8
	12/31/2012	9.869	11.407	6
	12/31/2013	11.407	14.567	8
	12/31/2014	14.567	15.992	13
	12/31/2015	15.992	15.870	11
	12/31/2016	15.870	17.640	13
	12/31/2017	17.640	20.839	12
	12/31/2018	20.839	18.107	12
	12/31/2019	18.107	22.171	13
2.80%
	12/31/2010	10.145	10.960	10
	12/31/2011	10.960	9.810	10
	12/31/2012	9.810	11.333	21
	12/31/2013	11.333	14.465	36
	12/31/2014	14.465	15.873	25
	12/31/2015	15.873	15.744	12
	12/31/2016	15.744	17.491	6
	12/31/2017	17.491	20.653	6
	12/31/2018	20.653	17.937	5
	12/31/2019	17.937	21.951	4

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.85%
	12/31/2010	10.095	10.900	15
	12/31/2011	10.900	9.752	12
	12/31/2012	9.752	11.260	12
	12/31/2013	11.260	14.365	13
	12/31/2014	14.365	15.755	17
	12/31/2015	15.755	15.619	12
	12/31/2016	15.619	17.344	11
	12/31/2017	17.344	20.468	10
	12/31/2018	20.468	17.768	10
	12/31/2019	17.768	21.734	9
2.90%
	12/31/2010	10.045	10.841	15
	12/31/2011	10.841	9.694	6
	12/31/2012	9.694	11.188	6
	12/31/2013	11.188	14.265	7
	12/31/2014	14.265	15.638	17
	12/31/2015	15.638	15.495	19
	12/31/2016	15.495	17.198	19
	12/31/2017	17.198	20.286	21
	12/31/2018	20.286	17.600	20
	12/31/2019	17.600	21.518	19
2.95%
	12/31/2010	9.995	10.782	4
	12/31/2011	10.782	9.636	5
	12/31/2012	9.636	11.116	8
	12/31/2013	11.116	14.166	15
	12/31/2014	14.166	15.522	9
	12/31/2015	15.522	15.373	10
	12/31/2016	15.373	17.053	2
	12/31/2017	17.053	20.105	2
	12/31/2018	20.105	17.434	1
	12/31/2019	17.434	21.305	0
3.00%
	12/31/2010	9.946	10.723	0
	12/31/2011	10.723	9.579	0
	12/31/2012	9.579	11.044	0
	12/31/2013	11.044	14.068	0
	12/31/2014	14.068	15.406	0
	12/31/2015	15.406	15.251	1
	12/31/2016	15.251	16.909	1
	12/31/2017	16.909	19.925	6
	12/31/2018	19.925	17.270	6
	12/31/2019	17.270	21.094	7
3.05%
	12/31/2010	9.896	10.665	0
	12/31/2011	10.665	9.522	0
	12/31/2012	9.522	10.973	0
	12/31/2013	10.973	13.970	6
	12/31/2014	13.970	15.292	14
	12/31/2015	15.292	15.130	14
	12/31/2016	15.130	16.766	12
	12/31/2017	16.766	19.748	10
	12/31/2018	19.748	17.107	11
	12/31/2019	17.107	20.884	10

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.10%
	12/31/2010	9.847	10.607	0
	12/31/2011	10.607	9.465	0
	12/31/2012	9.465	10.902	0
	12/31/2013	10.902	13.873	0
	12/31/2014	13.873	15.178	0
	12/31/2015	15.178	15.010	0
	12/31/2016	15.010	16.625	0
	12/31/2017	16.625	19.571	0
	12/31/2018	19.571	16.946	0
	12/31/2019	16.946	20.677	0
3.15%
	12/31/2010	9.799	10.549	0
	12/31/2011	10.549	9.409	0
	12/31/2012	9.409	10.832	0
	12/31/2013	10.832	13.777	2
	12/31/2014	13.777	15.065	4
	12/31/2015	15.065	14.891	4
	12/31/2016	14.891	16.485	4
	12/31/2017	16.485	19.397	3
	12/31/2018	19.397	16.787	3
	12/31/2019	16.787	20.472	3
3.20%
	12/31/2013	N/A	13.093	0
	12/31/2014	13.093	14.310	1
	12/31/2015	14.310	14.137	1
	12/31/2016	14.137	15.643	1
	12/31/2017	15.643	18.397	1
	12/31/2018	18.397	15.913	1
	12/31/2019	15.913	19.397	1
3.25%
	12/31/2013	N/A	12.998	1
	12/31/2014	12.998	14.199	1
	12/31/2015	14.199	14.020	1
	12/31/2016	14.020	15.506	1
	12/31/2017	15.506	18.227	1
	12/31/2018	18.227	15.758	0
	12/31/2019	15.758	19.199	0
3.30%
	12/31/2013	N/A	10.798	0
	12/31/2014	10.798	11.790	0
	12/31/2015	11.790	11.636	1
	12/31/2016	11.636	12.863	1
	12/31/2017	12.863	15.112	1
	12/31/2018	15.112	13.059	1
	12/31/2019	13.059	15.902	1
3.35%
	12/31/2013	N/A	12.811	0
	12/31/2014	12.811	13.980	0
	12/31/2015	13.980	13.791	0
	12/31/2016	13.791	15.237	0
	12/31/2017	15.237	17.892	0
	12/31/2018	17.892	15.453	0
	12/31/2019	15.453	18.809	0

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.40%
	12/31/2013	N/A	12.718	0
	12/31/2014	12.718	13.872	0
	12/31/2015	13.872	13.677	0
	12/31/2016	13.677	15.104	0
	12/31/2017	15.104	17.727	0
	12/31/2018	17.727	15.303	0
	12/31/2019	15.303	18.617	0
Fidelity VIP FundsManager 50% Portfolio
1.65%
	12/31/2011	N/A	10.627	142
	12/31/2012	10.627	11.510	186
	12/31/2013	11.510	12.982	184
	12/31/2014	12.982	13.401	233
	12/31/2015	13.401	13.180	208
	12/31/2016	13.180	13.493	203
	12/31/2017	13.493	15.163	163
	12/31/2018	15.163	14.112	142
	12/31/2019	14.112	16.336	131
1.70%
	12/31/2011	N/A	10.596	223
	12/31/2012	10.596	11.472	269
	12/31/2013	11.472	12.932	350
	12/31/2014	12.932	13.343	350
	12/31/2015	13.343	13.116	325
	12/31/2016	13.116	13.421	298
	12/31/2017	13.421	15.074	301
	12/31/2018	15.074	14.022	254
	12/31/2019	14.022	16.225	224
1.75%
	12/31/2011	N/A	10.566	0
	12/31/2012	10.566	11.433	0
	12/31/2013	11.433	12.882	1
	12/31/2014	12.882	13.285	1
	12/31/2015	13.285	13.052	2
	12/31/2016	13.052	13.349	2
	12/31/2017	13.349	14.986	2
	12/31/2018	14.986	13.933	2
	12/31/2019	13.933	16.114	2
1.80%
	12/31/2011	N/A	10.536	2
	12/31/2012	10.536	11.395	2
	12/31/2013	11.395	12.832	0
	12/31/2014	12.832	13.227	2
	12/31/2015	13.227	12.989	0
	12/31/2016	12.989	13.277	0
	12/31/2017	13.277	14.899	0
	12/31/2018	14.899	13.845	0
	12/31/2019	13.845	16.004	0

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.95%
	12/31/2011	N/A	10.446	41
	12/31/2012	10.446	11.280	42
	12/31/2013	11.280	12.684	46
	12/31/2014	12.684	13.055	48
	12/31/2015	13.055	12.801	43
	12/31/2016	12.801	13.066	33
	12/31/2017	13.066	14.639	32
	12/31/2018	14.639	13.583	24
	12/31/2019	13.583	15.677	15
2.05%
	12/31/2011	N/A	10.387	7
	12/31/2012	10.387	11.205	8
	12/31/2013	11.205	12.587	7
	12/31/2014	12.587	12.942	7
	12/31/2015	12.942	12.677	3
	12/31/2016	12.677	12.926	3
	12/31/2017	12.926	14.468	3
	12/31/2018	14.468	13.411	2
	12/31/2019	13.411	15.464	1
2.10%
	12/31/2011	N/A	10.357	0
	12/31/2012	10.357	11.167	1
	12/31/2013	11.167	12.538	2
	12/31/2014	12.538	12.885	5
	12/31/2015	12.885	12.615	4
	12/31/2016	12.615	12.857	17
	12/31/2017	12.857	14.384	13
	12/31/2018	14.384	13.326	20
	12/31/2019	13.326	15.358	28
2.15%
	12/31/2011	N/A	10.327	0
	12/31/2012	10.327	11.130	0
	12/31/2013	11.130	12.490	0
	12/31/2014	12.490	12.829	0
	12/31/2015	12.829	12.554	0
	12/31/2016	12.554	12.788	0
	12/31/2017	12.788	14.300	0
	12/31/2018	14.300	13.242	0
	12/31/2019	13.242	15.253	0
2.20%
	12/31/2011	N/A	10.298	0
	12/31/2012	10.298	11.092	0
	12/31/2013	11.092	12.442	7
	12/31/2014	12.442	12.774	13
	12/31/2015	12.774	12.493	19
	12/31/2016	12.493	12.720	30
	12/31/2017	12.720	14.216	29
	12/31/2018	14.216	13.158	20
	12/31/2019	13.158	15.148	20

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.25%
	12/31/2011	N/A	10.268	0
	12/31/2012	10.268	11.055	16
	12/31/2013	11.055	12.394	25
	12/31/2014	12.394	12.718	18
	12/31/2015	12.718	12.433	20
	12/31/2016	12.433	12.652	26
	12/31/2017	12.652	14.133	27
	12/31/2018	14.133	13.074	34
	12/31/2019	13.074	15.045	21
2.30%
	12/31/2011	N/A	10.239	1
	12/31/2012	10.239	11.018	1
	12/31/2013	11.018	12.346	0
	12/31/2014	12.346	12.663	0
	12/31/2015	12.663	12.372	0
	12/31/2016	12.372	12.584	0
	12/31/2017	12.584	14.051	0
	12/31/2018	14.051	12.991	0
	12/31/2019	12.991	14.942	0
2.35%
	12/31/2011	N/A	10.210	14
	12/31/2012	10.210	10.981	30
	12/31/2013	10.981	12.298	29
	12/31/2014	12.298	12.607	29
	12/31/2015	12.607	12.312	38
	12/31/2016	12.312	12.517	55
	12/31/2017	12.517	13.969	51
	12/31/2018	13.969	12.909	45
	12/31/2019	12.909	14.840	30
2.40%
	12/31/2011	N/A	10.181	0
	12/31/2012	10.181	10.944	0
	12/31/2013	10.944	12.251	0
	12/31/2014	12.251	12.553	2
	12/31/2015	12.553	12.253	12
	12/31/2016	12.253	12.450	16
	12/31/2017	12.450	13.887	45
	12/31/2018	13.887	12.827	5
	12/31/2019	12.827	14.738	5
2.45%
	12/31/2011	N/A	10.152	9
	12/31/2012	10.152	10.907	9
	12/31/2013	10.907	12.204	8
	12/31/2014	12.204	12.498	13
	12/31/2015	12.498	12.193	13
	12/31/2016	12.193	12.383	15
	12/31/2017	12.383	13.806	12
	12/31/2018	13.806	12.746	4
	12/31/2019	12.746	14.637	4

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.50%
	12/31/2011	N/A	10.123	46
	12/31/2012	10.123	10.871	50
	12/31/2013	10.871	12.157	29
	12/31/2014	12.157	12.444	13
	12/31/2015	12.444	12.134	19
	12/31/2016	12.134	12.317	17
	12/31/2017	12.317	13.725	82
	12/31/2018	13.725	12.665	76
	12/31/2019	12.665	14.537	14
2.55%
	12/31/2011	N/A	10.094	0
	12/31/2012	10.094	10.834	4
	12/31/2013	10.834	12.110	3
	12/31/2014	12.110	12.389	3
	12/31/2015	12.389	12.075	3
	12/31/2016	12.075	12.251	3
	12/31/2017	12.251	13.645	3
	12/31/2018	13.645	12.585	3
	12/31/2019	12.585	14.438	3
2.60%
	12/31/2011	N/A	10.065	11
	12/31/2012	10.065	10.798	9
	12/31/2013	10.798	12.063	27
	12/31/2014	12.063	12.335	14
	12/31/2015	12.335	12.017	11
	12/31/2016	12.017	12.186	12
	12/31/2017	12.186	13.565	7
	12/31/2018	13.565	12.505	5
	12/31/2019	12.505	14.339	5
2.65%
	12/31/2011	N/A	10.036	2
	12/31/2012	10.036	10.762	6
	12/31/2013	10.762	12.017	6
	12/31/2014	12.017	12.282	14
	12/31/2015	12.282	11.958	16
	12/31/2016	11.958	12.121	18
	12/31/2017	12.121	13.486	17
	12/31/2018	13.486	12.425	14
	12/31/2019	12.425	14.241	11
2.70%
	12/31/2011	N/A	10.008	0
	12/31/2012	10.008	10.726	0
	12/31/2013	10.726	11.970	3
	12/31/2014	11.970	12.228	3
	12/31/2015	12.228	11.900	3
	12/31/2016	11.900	12.056	0
	12/31/2017	12.056	13.407	0
	12/31/2018	13.407	12.347	0
	12/31/2019	12.347	14.144	0

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.75%
	12/31/2011	N/A	9.979	3
	12/31/2012	9.979	10.690	8
	12/31/2013	10.690	11.924	1
	12/31/2014	11.924	12.175	12
	12/31/2015	12.175	11.843	11
	12/31/2016	11.843	11.991	10
	12/31/2017	11.991	13.329	11
	12/31/2018	13.329	12.268	10
	12/31/2019	12.268	14.047	10
2.80%
	12/31/2011	N/A	9.950	0
	12/31/2012	9.950	10.654	1
	12/31/2013	10.654	11.878	1
	12/31/2014	11.878	12.122	1
	12/31/2015	12.122	11.785	1
	12/31/2016	11.785	11.927	5
	12/31/2017	11.927	13.251	4
	12/31/2018	13.251	12.190	3
	12/31/2019	12.190	13.951	0
2.85%
	12/31/2011	N/A	9.922	0
	12/31/2012	9.922	10.618	0
	12/31/2013	10.618	11.832	0
	12/31/2014	11.832	12.069	0
	12/31/2015	12.069	11.728	0
	12/31/2016	11.728	11.863	0
	12/31/2017	11.863	13.173	0
	12/31/2018	13.173	12.113	0
	12/31/2019	12.113	13.855	2
2.90%
	12/31/2011	N/A	9.894	0
	12/31/2012	9.894	10.582	0
	12/31/2013	10.582	11.787	3
	12/31/2014	11.787	12.017	0
	12/31/2015	12.017	11.671	0
	12/31/2016	11.671	11.800	1
	12/31/2017	11.800	13.096	1
	12/31/2018	13.096	12.036	1
	12/31/2019	12.036	13.761	1
2.95%
	12/31/2011	N/A	9.865	0
	12/31/2012	9.865	10.547	0
	12/31/2013	10.547	11.741	0
	12/31/2014	11.741	11.964	0
	12/31/2015	11.964	11.615	1
	12/31/2016	11.615	11.737	1
	12/31/2017	11.737	13.020	0
	12/31/2018	13.020	11.960	0
	12/31/2019	11.960	13.666	0

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.00%
	12/31/2011	N/A	9.837	0
	12/31/2012	9.837	10.511	0
	12/31/2013	10.511	11.696	0
	12/31/2014	11.696	11.912	0
	12/31/2015	11.912	11.558	0
	12/31/2016	11.558	11.674	0
	12/31/2017	11.674	12.944	0
	12/31/2018	12.944	11.884	0
	12/31/2019	11.884	13.573	0
3.05%
	12/31/2011	N/A	9.809	0
	12/31/2012	9.809	10.476	2
	12/31/2013	10.476	11.651	8
	12/31/2014	11.651	11.861	7
	12/31/2015	11.861	11.502	13
	12/31/2016	11.502	11.612	13
	12/31/2017	11.612	12.868	5
	12/31/2018	12.868	11.809	5
	12/31/2019	11.809	13.480	5
3.10%
	12/31/2011	N/A	9.781	0
	12/31/2012	9.781	10.441	0
	12/31/2013	10.441	11.606	0
	12/31/2014	11.606	11.809	0
	12/31/2015	11.809	11.446	0
	12/31/2016	11.446	11.549	0
	12/31/2017	11.549	12.793	0
	12/31/2018	12.793	11.734	0
	12/31/2019	11.734	13.388	0
3.15%
	12/31/2011	N/A	9.753	0
	12/31/2012	9.753	10.406	0
	12/31/2013	10.406	11.561	0
	12/31/2014	11.561	11.758	0
	12/31/2015	11.758	11.391	0
	12/31/2016	11.391	11.488	0
	12/31/2017	11.488	12.718	0
	12/31/2018	12.718	11.659	0
	12/31/2019	11.659	13.296	0
3.20%
	12/31/2013	N/A	11.511	0
	12/31/2014	11.511	11.700	0
	12/31/2015	11.700	11.330	0
	12/31/2016	11.330	11.420	0
	12/31/2017	11.420	12.637	0
	12/31/2018	12.637	11.579	0
	12/31/2019	11.579	13.198	0
3.25%
	12/31/2013	N/A	11.466	0
	12/31/2014	11.466	11.649	0
	12/31/2015	11.649	11.275	0
	12/31/2016	11.275	11.359	0
	12/31/2017	11.359	12.563	0
	12/31/2018	12.563	11.506	0
	12/31/2019	11.506	13.108	0

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.30%
	12/31/2013	N/A	11.428	0
	12/31/2014	11.428	11.605	0
	12/31/2015	11.605	11.226	0
	12/31/2016	11.226	11.304	0
	12/31/2017	11.304	12.496	0
	12/31/2018	12.496	11.439	0
	12/31/2019	11.439	13.025	3
3.35%
	12/31/2013	N/A	11.378	0
	12/31/2014	11.378	11.548	0
	12/31/2015	11.548	11.165	0
	12/31/2016	11.165	11.238	0
	12/31/2017	11.238	12.417	0
	12/31/2018	12.417	11.360	0
	12/31/2019	11.360	12.929	0
3.40%
	12/31/2013	N/A	11.334	0
	12/31/2014	11.334	11.497	0
	12/31/2015	11.497	11.111	0
	12/31/2016	11.111	11.178	0
	12/31/2017	11.178	12.344	0
	12/31/2018	12.344	11.288	0
	12/31/2019	11.288	12.840	0
Fidelity VIP FundsManager 60% Portfolio
1.65%
	12/31/2011	N/A	9.586	826
	12/31/2012	9.586	10.509	1,054
	12/31/2013	10.509	12.238	1,209
	12/31/2014	12.238	12.671	995
	12/31/2015	12.671	12.497	908
	12/31/2016	12.497	12.864	776
	12/31/2017	12.864	14.775	681
	12/31/2018	14.775	13.586	601
	12/31/2019	13.586	16.069	517
1.70%
	12/31/2011	N/A	9.565	660
	12/31/2012	9.565	10.481	762
	12/31/2013	10.481	12.199	934
	12/31/2014	12.199	12.624	807
	12/31/2015	12.624	12.445	726
	12/31/2016	12.445	12.804	726
	12/31/2017	12.804	14.699	664
	12/31/2018	14.699	13.509	556
	12/31/2019	13.509	15.970	490
1.75%
	12/31/2011	N/A	9.544	63
	12/31/2012	9.544	10.453	23
	12/31/2013	10.453	12.160	25
	12/31/2014	12.160	12.578	194
	12/31/2015	12.578	12.393	158
	12/31/2016	12.393	12.744	147
	12/31/2017	12.744	14.623	138
	12/31/2018	14.623	13.432	127
	12/31/2019	13.432	15.872	25

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.80%
	12/31/2011	N/A	9.523	0
	12/31/2012	9.523	10.425	5
	12/31/2013	10.425	12.122	6
	12/31/2014	12.122	12.532	5
	12/31/2015	12.532	12.341	2
	12/31/2016	12.341	12.685	2
	12/31/2017	12.685	14.547	5
	12/31/2018	14.547	13.356	5
	12/31/2019	13.356	15.774	5
1.95%
	12/31/2011	N/A	9.461	137
	12/31/2012	9.461	10.341	161
	12/31/2013	10.341	12.007	233
	12/31/2014	12.007	12.394	186
	12/31/2015	12.394	12.188	168
	12/31/2016	12.188	12.508	177
	12/31/2017	12.508	14.323	178
	12/31/2018	14.323	13.130	140
	12/31/2019	13.130	15.484	121
2.05%
	12/31/2011	N/A	9.420	24
	12/31/2012	9.420	10.286	23
	12/31/2013	10.286	11.930	38
	12/31/2014	11.930	12.303	28
	12/31/2015	12.303	12.086	14
	12/31/2016	12.086	12.391	14
	12/31/2017	12.391	14.175	13
	12/31/2018	14.175	12.982	12
	12/31/2019	12.982	15.294	11
2.10%
	12/31/2011	N/A	9.399	1
	12/31/2012	9.399	10.258	17
	12/31/2013	10.258	11.893	2
	12/31/2014	11.893	12.258	1
	12/31/2015	12.258	12.036	24
	12/31/2016	12.036	12.333	26
	12/31/2017	12.333	14.102	50
	12/31/2018	14.102	12.908	46
	12/31/2019	12.908	15.199	32
2.15%
	12/31/2011	N/A	9.379	0
	12/31/2012	9.379	10.231	0
	12/31/2013	10.231	11.855	0
	12/31/2014	11.855	12.213	0
	12/31/2015	12.213	11.985	0
	12/31/2016	11.985	12.276	0
	12/31/2017	12.276	14.029	0
	12/31/2018	14.029	12.835	0
	12/31/2019	12.835	15.106	0

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.20%
	12/31/2011	N/A	9.358	7
	12/31/2012	9.358	10.203	7
	12/31/2013	10.203	11.817	32
	12/31/2014	11.817	12.168	26
	12/31/2015	12.168	11.935	47
	12/31/2016	11.935	12.218	27
	12/31/2017	12.218	13.956	75
	12/31/2018	13.956	12.762	49
	12/31/2019	12.762	15.013	57
2.25%
	12/31/2011	N/A	9.338	41
	12/31/2012	9.338	10.176	0
	12/31/2013	10.176	11.780	52
	12/31/2014	11.780	12.123	58
	12/31/2015	12.123	11.885	108
	12/31/2016	11.885	12.161	98
	12/31/2017	12.161	13.884	102
	12/31/2018	13.884	12.690	114
	12/31/2019	12.690	14.920	132
2.30%
	12/31/2011	N/A	9.318	0
	12/31/2012	9.318	10.149	0
	12/31/2013	10.149	11.742	0
	12/31/2014	11.742	12.079	0
	12/31/2015	12.079	11.836	0
	12/31/2016	11.836	12.104	0
	12/31/2017	12.104	13.813	0
	12/31/2018	13.813	12.618	0
	12/31/2019	12.618	14.828	0
2.35%
	12/31/2011	N/A	9.297	59
	12/31/2012	9.297	10.122	130
	12/31/2013	10.122	11.705	221
	12/31/2014	11.705	12.034	215
	12/31/2015	12.034	11.786	283
	12/31/2016	11.786	12.048	259
	12/31/2017	12.048	13.741	367
	12/31/2018	13.741	12.546	268
	12/31/2019	12.546	14.737	190
2.40%
	12/31/2011	N/A	9.277	6
	12/31/2012	9.277	10.094	6
	12/31/2013	10.094	11.668	10
	12/31/2014	11.668	11.990	10
	12/31/2015	11.990	11.737	21
	12/31/2016	11.737	11.991	16
	12/31/2017	11.991	13.670	23
	12/31/2018	13.670	12.475	32
	12/31/2019	12.475	14.646	36

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.45%
	12/31/2011	N/A	9.257	5
	12/31/2012	9.257	10.067	15
	12/31/2013	10.067	11.631	17
	12/31/2014	11.631	11.946	11
	12/31/2015	11.946	11.688	13
	12/31/2016	11.688	11.935	6
	12/31/2017	11.935	13.599	6
	12/31/2018	13.599	12.405	4
	12/31/2019	12.405	14.555	4
2.50%
	12/31/2011	N/A	9.237	18
	12/31/2012	9.237	10.040	77
	12/31/2013	10.040	11.594	116
	12/31/2014	11.594	11.902	138
	12/31/2015	11.902	11.639	208
	12/31/2016	11.639	11.880	185
	12/31/2017	11.880	13.529	348
	12/31/2018	13.529	12.334	303
	12/31/2019	12.334	14.466	199
2.55%
	12/31/2011	N/A	9.217	0
	12/31/2012	9.217	10.014	0
	12/31/2013	10.014	11.557	2
	12/31/2014	11.557	11.858	2
	12/31/2015	11.858	11.591	4
	12/31/2016	11.591	11.824	10
	12/31/2017	11.824	13.459	39
	12/31/2018	13.459	12.264	17
	12/31/2019	12.264	14.377	16
2.60%
	12/31/2011	N/A	9.197	10
	12/31/2012	9.197	9.987	4
	12/31/2013	9.987	11.520	15
	12/31/2014	11.520	11.815	31
	12/31/2015	11.815	11.543	35
	12/31/2016	11.543	11.769	44
	12/31/2017	11.769	13.390	64
	12/31/2018	13.390	12.195	54
	12/31/2019	12.195	14.288	47
2.65%
	12/31/2011	N/A	9.177	16
	12/31/2012	9.177	9.960	22
	12/31/2013	9.960	11.483	51
	12/31/2014	11.483	11.771	63
	12/31/2015	11.771	11.494	90
	12/31/2016	11.494	11.714	75
	12/31/2017	11.714	13.321	83
	12/31/2018	13.321	12.126	67
	12/31/2019	12.126	14.200	47

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.70%
	12/31/2011	N/A	9.157	0
	12/31/2012	9.157	9.933	6
	12/31/2013	9.933	11.447	2
	12/31/2014	11.447	11.728	2
	12/31/2015	11.728	11.446	3
	12/31/2016	11.446	11.659	3
	12/31/2017	11.659	13.252	2
	12/31/2018	13.252	12.057	2
	12/31/2019	12.057	14.112	1
2.75%
	12/31/2011	N/A	9.137	26
	12/31/2012	9.137	9.907	12
	12/31/2013	9.907	11.411	56
	12/31/2014	11.411	11.685	60
	12/31/2015	11.685	11.399	39
	12/31/2016	11.399	11.605	78
	12/31/2017	11.605	13.183	133
	12/31/2018	13.183	11.989	122
	12/31/2019	11.989	14.025	120
2.80%
	12/31/2011	N/A	9.117	11
	12/31/2012	9.117	9.880	14
	12/31/2013	9.880	11.374	40
	12/31/2014	11.374	11.642	60
	12/31/2015	11.642	11.351	66
	12/31/2016	11.351	11.551	56
	12/31/2017	11.551	13.115	56
	12/31/2018	13.115	11.921	51
	12/31/2019	11.921	13.939	45
2.85%
	12/31/2011	N/A	9.097	14
	12/31/2012	9.097	9.854	14
	12/31/2013	9.854	11.338	13
	12/31/2014	11.338	11.599	15
	12/31/2015	11.599	11.304	14
	12/31/2016	11.304	11.497	14
	12/31/2017	11.497	13.047	16
	12/31/2018	13.047	11.853	20
	12/31/2019	11.853	13.853	32
2.90%
	12/31/2011	N/A	9.077	0
	12/31/2012	9.077	9.827	0
	12/31/2013	9.827	11.302	10
	12/31/2014	11.302	11.557	5
	12/31/2015	11.557	11.256	5
	12/31/2016	11.256	11.443	16
	12/31/2017	11.443	12.980	26
	12/31/2018	12.980	11.786	25
	12/31/2019	11.786	13.767	24

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.95%
	12/31/2011	N/A	9.057	9
	12/31/2012	9.057	9.801	4
	12/31/2013	9.801	11.266	7
	12/31/2014	11.266	11.514	6
	12/31/2015	11.514	11.209	4
	12/31/2016	11.209	11.389	4
	12/31/2017	11.389	12.913	1
	12/31/2018	12.913	11.719	0
	12/31/2019	11.719	13.683	0
3.00%
	12/31/2011	N/A	9.038	0
	12/31/2012	9.038	9.775	0
	12/31/2013	9.775	11.230	0
	12/31/2014	11.230	11.472	12
	12/31/2015	11.472	11.163	12
	12/31/2016	11.163	11.336	0
	12/31/2017	11.336	12.846	8
	12/31/2018	12.846	11.653	8
	12/31/2019	11.653	13.598	9
3.05%
	12/31/2011	N/A	9.018	7
	12/31/2012	9.018	9.748	8
	12/31/2013	9.748	11.195	15
	12/31/2014	11.195	11.430	4
	12/31/2015	11.430	11.116	12
	12/31/2016	11.116	11.283	17
	12/31/2017	11.283	12.780	5
	12/31/2018	12.780	11.587	3
	12/31/2019	11.587	13.514	6
3.10%
	12/31/2011	N/A	8.998	4
	12/31/2012	8.998	9.722	2
	12/31/2013	9.722	11.159	2
	12/31/2014	11.159	11.388	1
	12/31/2015	11.388	11.070	0
	12/31/2016	11.070	11.231	0
	12/31/2017	11.231	12.714	5
	12/31/2018	12.714	11.521	4
	12/31/2019	11.521	13.431	4
3.15%
	12/31/2011	N/A	8.979	0
	12/31/2012	8.979	9.696	0
	12/31/2013	9.696	11.124	0
	12/31/2014	11.124	11.346	0
	12/31/2015	11.346	11.023	1
	12/31/2016	11.023	11.178	1
	12/31/2017	11.178	12.648	1
	12/31/2018	12.648	11.456	0
	12/31/2019	11.456	13.348	5

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.20%
	12/31/2013	N/A	11.083	0
	12/31/2014	11.083	11.298	0
	12/31/2015	11.298	10.972	0
	12/31/2016	10.972	11.120	0
	12/31/2017	11.120	12.576	0
	12/31/2018	12.576	11.385	0
	12/31/2019	11.385	13.259	0
3.25%
	12/31/2013	N/A	11.047	0
	12/31/2014	11.047	11.256	0
	12/31/2015	11.256	10.926	0
	12/31/2016	10.926	11.068	0
	12/31/2017	11.068	12.511	0
	12/31/2018	12.511	11.320	0
	12/31/2019	11.320	13.177	0
3.30%
	12/31/2013	N/A	11.018	0
	12/31/2014	11.018	11.221	1
	12/31/2015	11.221	10.886	0
	12/31/2016	10.886	11.022	1
	12/31/2017	11.022	12.453	5
	12/31/2018	12.453	11.262	5
	12/31/2019	11.262	13.103	4
3.35%
	12/31/2013	N/A	10.977	0
	12/31/2014	10.977	11.174	0
	12/31/2015	11.174	10.835	0
	12/31/2016	10.835	10.965	0
	12/31/2017	10.965	12.382	0
	12/31/2018	12.382	11.192	0
	12/31/2019	11.192	13.015	0
3.40%
	12/31/2013	N/A	10.942	0
	12/31/2014	10.942	11.132	0
	12/31/2015	11.132	10.789	0
	12/31/2016	10.789	10.913	0
	12/31/2017	10.913	12.317	0
	12/31/2018	12.317	11.128	0
	12/31/2019	11.128	12.935	0
Franklin Allocation VIP Fund
1.65%
	12/31/2010	7.463	8.093	115
	12/31/2011	8.093	7.839	230
	12/31/2012	7.839	8.892	228
	12/31/2013	8.892	10.825	158
	12/31/2014	10.825	10.951	124
	12/31/2015	10.951	10.103	118
	12/31/2016	10.103	11.247	97
	12/31/2017	11.247	12.389	75
	12/31/2018	12.389	11.009	58
	12/31/2019	11.009	12.980	46

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.70%
	12/31/2010	7.454	8.079	344
	12/31/2011	8.079	7.821	372
	12/31/2012	7.821	8.867	341
	12/31/2013	8.867	10.790	251
	12/31/2014	10.790	10.910	199
	12/31/2015	10.910	10.060	191
	12/31/2016	10.060	11.194	180
	12/31/2017	11.194	12.324	139
	12/31/2018	12.324	10.946	124
	12/31/2019	10.946	12.899	79
1.75%
	12/31/2010	7.444	8.065	5
	12/31/2011	8.065	7.804	3
	12/31/2012	7.804	8.843	2
	12/31/2013	8.843	10.755	1
	12/31/2014	10.755	10.870	1
	12/31/2015	10.870	10.017	1
	12/31/2016	10.017	11.141	1
	12/31/2017	11.141	12.260	1
	12/31/2018	12.260	10.884	1
	12/31/2019	10.884	12.819	0
1.80%
	12/31/2010	7.435	8.051	660
	12/31/2011	8.051	7.786	624
	12/31/2012	7.786	8.819	569
	12/31/2013	8.819	10.720	426
	12/31/2014	10.720	10.829	382
	12/31/2015	10.829	9.975	299
	12/31/2016	9.975	11.088	191
	12/31/2017	11.088	12.195	158
	12/31/2018	12.195	10.821	125
	12/31/2019	10.821	12.738	101
1.95%
	12/31/2010	7.407	8.009	224
	12/31/2011	8.009	7.733	214
	12/31/2012	7.733	8.746	204
	12/31/2013	8.746	10.616	167
	12/31/2014	10.616	10.707	133
	12/31/2015	10.707	9.848	87
	12/31/2016	9.848	10.931	65
	12/31/2017	10.931	12.005	51
	12/31/2018	12.005	10.636	46
	12/31/2019	10.636	12.502	41
2.05%
	12/31/2010	7.389	7.981	249
	12/31/2011	7.981	7.699	224
	12/31/2012	7.699	8.698	209
	12/31/2013	8.698	10.547	135
	12/31/2014	10.547	10.627	110
	12/31/2015	10.627	9.765	85
	12/31/2016	9.765	10.828	62
	12/31/2017	10.828	11.879	48
	12/31/2018	11.879	10.514	41
	12/31/2019	10.514	12.346	40

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.10%
	12/31/2010	7.380	7.967	1,298
	12/31/2011	7.967	7.682	1,211
	12/31/2012	7.682	8.674	1,178
	12/31/2013	8.674	10.513	947
	12/31/2014	10.513	10.588	836
	12/31/2015	10.588	9.724	683
	12/31/2016	9.724	10.777	546
	12/31/2017	10.777	11.817	473
	12/31/2018	11.817	10.454	497
	12/31/2019	10.454	12.270	544
2.15%
	12/31/2010	7.370	7.953	26
	12/31/2011	7.953	7.664	17
	12/31/2012	7.664	8.650	16
	12/31/2013	8.650	10.479	10
	12/31/2014	10.479	10.548	9
	12/31/2015	10.548	9.682	8
	12/31/2016	9.682	10.725	8
	12/31/2017	10.725	11.755	4
	12/31/2018	11.755	10.394	4
	12/31/2019	10.394	12.193	4
2.20%
	12/31/2010	7.361	7.939	2,142
	12/31/2011	7.939	7.647	2,159
	12/31/2012	7.647	8.626	1,878
	12/31/2013	8.626	10.445	1,713
	12/31/2014	10.445	10.508	1,424
	12/31/2015	10.508	9.641	1,300
	12/31/2016	9.641	10.674	1,128
	12/31/2017	10.674	11.693	1,010
	12/31/2018	11.693	10.334	822
	12/31/2019	10.334	12.117	704
2.25%
	12/31/2010	7.352	7.925	1,036
	12/31/2011	7.925	7.630	1,025
	12/31/2012	7.630	8.603	961
	12/31/2013	8.603	10.411	758
	12/31/2014	10.411	10.470	660
	12/31/2015	10.470	9.601	615
	12/31/2016	9.601	10.624	513
	12/31/2017	10.624	11.633	449
	12/31/2018	11.633	10.275	685
	12/31/2019	10.275	12.042	665
2.30%
	12/31/2010	7.342	7.911	0
	12/31/2011	7.911	7.613	0
	12/31/2012	7.613	8.579	0
	12/31/2013	8.579	10.377	0
	12/31/2014	10.377	10.430	0
	12/31/2015	10.430	9.559	0
	12/31/2016	9.559	10.573	0
	12/31/2017	10.573	11.571	0
	12/31/2018	11.571	10.216	0
	12/31/2019	10.216	11.966	0

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.35%
	12/31/2010	7.333	7.897	2,869
	12/31/2011	7.897	7.596	2,707
	12/31/2012	7.596	8.556	2,535
	12/31/2013	8.556	10.343	2,120
	12/31/2014	10.343	10.391	1,851
	12/31/2015	10.391	9.519	1,700
	12/31/2016	9.519	10.523	1,554
	12/31/2017	10.523	11.511	1,495
	12/31/2018	11.511	10.157	1,100
	12/31/2019	10.157	11.892	969
2.40%
	12/31/2010	7.325	7.884	1,015
	12/31/2011	7.884	7.579	967
	12/31/2012	7.579	8.533	942
	12/31/2013	8.533	10.310	792
	12/31/2014	10.310	10.352	654
	12/31/2015	10.352	9.479	560
	12/31/2016	9.479	10.474	599
	12/31/2017	10.474	11.451	473
	12/31/2018	11.451	10.100	403
	12/31/2019	10.100	11.818	368
2.45%
	12/31/2010	7.315	7.870	1,188
	12/31/2011	7.870	7.561	1,087
	12/31/2012	7.561	8.509	986
	12/31/2013	8.509	10.276	865
	12/31/2014	10.276	10.313	810
	12/31/2015	10.313	9.438	656
	12/31/2016	9.438	10.424	632
	12/31/2017	10.424	11.390	544
	12/31/2018	11.390	10.041	436
	12/31/2019	10.041	11.744	373
2.50%
	12/31/2010	7.306	7.856	1,770
	12/31/2011	7.856	7.544	1,636
	12/31/2012	7.544	8.485	1,470
	12/31/2013	8.485	10.243	1,277
	12/31/2014	10.243	10.274	1,138
	12/31/2015	10.274	9.398	1,025
	12/31/2016	9.398	10.374	921
	12/31/2017	10.374	11.331	784
	12/31/2018	11.331	9.983	756
	12/31/2019	9.983	11.671	715
2.55%
	12/31/2010	7.297	7.843	641
	12/31/2011	7.843	7.528	609
	12/31/2012	7.528	8.462	566
	12/31/2013	8.462	10.210	487
	12/31/2014	10.210	10.237	429
	12/31/2015	10.237	9.359	368
	12/31/2016	9.359	10.326	319
	12/31/2017	10.326	11.272	247
	12/31/2018	11.272	9.927	259
	12/31/2019	9.927	11.598	218

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.60%
	12/31/2010	7.288	7.829	833
	12/31/2011	7.829	7.511	678
	12/31/2012	7.511	8.439	628
	12/31/2013	8.439	10.176	666
	12/31/2014	10.176	10.198	833
	12/31/2015	10.198	9.319	806
	12/31/2016	9.319	10.276	698
	12/31/2017	10.276	11.212	649
	12/31/2018	11.212	9.869	505
	12/31/2019	9.869	11.525	442
2.65%
	12/31/2010	7.278	7.815	942
	12/31/2011	7.815	7.494	771
	12/31/2012	7.494	8.415	742
	12/31/2013	8.415	10.143	624
	12/31/2014	10.143	10.159	486
	12/31/2015	10.159	9.279	396
	12/31/2016	9.279	10.227	339
	12/31/2017	10.227	11.154	293
	12/31/2018	11.154	9.813	207
	12/31/2019	9.813	11.454	178
2.70%
	12/31/2010	7.270	7.802	141
	12/31/2011	7.802	7.477	131
	12/31/2012	7.477	8.393	124
	12/31/2013	8.393	10.111	136
	12/31/2014	10.111	10.122	99
	12/31/2015	10.122	9.240	83
	12/31/2016	9.240	10.180	59
	12/31/2017	10.180	11.096	52
	12/31/2018	11.096	9.757	19
	12/31/2019	9.757	11.383	21
2.75%
	12/31/2010	7.260	7.788	195
	12/31/2011	7.788	7.460	187
	12/31/2012	7.460	8.369	160
	12/31/2013	8.369	10.078	215
	12/31/2014	10.078	10.083	363
	12/31/2015	10.083	9.200	295
	12/31/2016	9.200	10.131	275
	12/31/2017	10.131	11.037	218
	12/31/2018	11.037	9.700	222
	12/31/2019	9.700	11.311	212
2.80%
	12/31/2010	7.251	7.774	204
	12/31/2011	7.774	7.443	191
	12/31/2012	7.443	8.346	189
	12/31/2013	8.346	10.045	116
	12/31/2014	10.045	10.046	89
	12/31/2015	10.046	9.161	65
	12/31/2016	9.161	10.083	60
	12/31/2017	10.083	10.979	51
	12/31/2018	10.979	9.645	65
	12/31/2019	9.645	11.241	64

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.85%
	12/31/2010	7.243	7.761	142
	12/31/2011	7.761	7.427	132
	12/31/2012	7.427	8.324	102
	12/31/2013	8.324	10.013	85
	12/31/2014	10.013	10.009	94
	12/31/2015	10.009	9.123	92
	12/31/2016	9.123	10.036	109
	12/31/2017	10.036	10.923	101
	12/31/2018	10.923	9.590	96
	12/31/2019	9.590	11.171	107
2.90%
	12/31/2010	7.233	7.747	191
	12/31/2011	7.747	7.410	185
	12/31/2012	7.410	8.300	169
	12/31/2013	8.300	9.980	229
	12/31/2014	9.980	9.971	338
	12/31/2015	9.971	9.084	307
	12/31/2016	9.084	9.987	291
	12/31/2017	9.987	10.865	316
	12/31/2018	10.865	9.534	302
	12/31/2019	9.534	11.101	279
2.95%
	12/31/2010	7.224	7.733	168
	12/31/2011	7.733	7.393	174
	12/31/2012	7.393	8.278	173
	12/31/2013	8.278	9.947	168
	12/31/2014	9.947	9.933	111
	12/31/2015	9.933	9.045	89
	12/31/2016	9.045	9.940	80
	12/31/2017	9.940	10.808	62
	12/31/2018	10.808	9.480	56
	12/31/2019	9.480	11.032	37
3.00%
	12/31/2010	7.215	7.720	18
	12/31/2011	7.720	7.377	22
	12/31/2012	7.377	8.255	1
	12/31/2013	8.255	9.915	21
	12/31/2014	9.915	9.896	18
	12/31/2015	9.896	9.007	28
	12/31/2016	9.007	9.893	20
	12/31/2017	9.893	10.751	24
	12/31/2018	10.751	9.425	17
	12/31/2019	9.425	10.963	15
3.05%
	12/31/2010	7.206	7.706	0
	12/31/2011	7.706	7.360	0
	12/31/2012	7.360	8.232	0
	12/31/2013	8.232	9.883	48
	12/31/2014	9.883	9.859	68
	12/31/2015	9.859	8.969	92
	12/31/2016	8.969	9.846	81
	12/31/2017	9.846	10.695	96
	12/31/2018	10.695	9.371	101
	12/31/2019	9.371	10.895	89

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.10%
	12/31/2010	7.197	7.693	0
	12/31/2011	7.693	7.343	0
	12/31/2012	7.343	8.210	0
	12/31/2013	8.210	9.851	0
	12/31/2014	9.851	9.822	0
	12/31/2015	9.822	8.931	0
	12/31/2016	8.931	9.799	0
	12/31/2017	9.799	10.639	0
	12/31/2018	10.639	9.317	0
	12/31/2019	9.317	10.827	2
3.15%
	12/31/2010	7.188	7.679	0
	12/31/2011	7.679	7.327	0
	12/31/2012	7.327	8.187	0
	12/31/2013	8.187	9.819	168
	12/31/2014	9.819	9.785	190
	12/31/2015	9.785	8.893	178
	12/31/2016	8.893	9.753	161
	12/31/2017	9.753	10.583	146
	12/31/2018	10.583	9.264	155
	12/31/2019	9.264	10.759	109
3.20%
	12/31/2013	N/A	10.085	5
	12/31/2014	10.085	10.046	8
	12/31/2015	10.046	9.125	8
	12/31/2016	9.125	10.003	7
	12/31/2017	10.003	10.849	5
	12/31/2018	10.849	9.492	5
	12/31/2019	9.492	11.018	3
3.25%
	12/31/2013	N/A	10.053	0
	12/31/2014	10.053	10.008	0
	12/31/2015	10.008	9.086	0
	12/31/2016	9.086	9.955	0
	12/31/2017	9.955	10.792	0
	12/31/2018	10.792	9.437	0
	12/31/2019	9.437	10.949	0
3.30%
	12/31/2013	N/A	9.723	11
	12/31/2014	9.723	9.676	10
	12/31/2015	9.676	8.780	10
	12/31/2016	8.780	9.615	9
	12/31/2017	9.615	10.418	8
	12/31/2018	10.418	9.105	7
	12/31/2019	9.105	10.559	7
3.35%
	12/31/2013	N/A	9.987	14
	12/31/2014	9.987	9.933	50
	12/31/2015	9.933	9.009	49
	12/31/2016	9.009	9.861	47
	12/31/2017	9.861	10.679	37
	12/31/2018	10.679	9.329	36
	12/31/2019	9.329	10.813	36

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.40%
	12/31/2013	N/A	9.955	0
	12/31/2014	9.955	9.896	1
	12/31/2015	9.896	8.971	1
	12/31/2016	8.971	9.814	1
	12/31/2017	9.814	10.623	0
	12/31/2018	10.623	9.275	0
	12/31/2019	9.275	10.746	0
Franklin Income VIP Fund
1.65%
	12/31/2010	42.677	47.299	60
	12/31/2011	47.299	47.636	297
	12/31/2012	47.636	52.780	757
	12/31/2013	52.780	59.154	806
	12/31/2014	59.154	60.872	822
	12/31/2015	60.872	55.652	718
	12/31/2016	55.652	62.417	611
	12/31/2017	62.417	67.337	538
	12/31/2018	67.337	63.379	431
	12/31/2019	63.379	72.353	359
1.70%
	12/31/2010	42.233	46.782	111
	12/31/2011	46.782	47.092	317
	12/31/2012	47.092	52.152	868
	12/31/2013	52.152	58.420	1,047
	12/31/2014	58.420	60.087	1,103
	12/31/2015	60.087	54.907	968
	12/31/2016	54.907	61.551	893
	12/31/2017	61.551	66.370	843
	12/31/2018	66.370	62.437	725
	12/31/2019	62.437	71.241	637
1.75%
	12/31/2010	41.784	46.262	2
	12/31/2011	46.262	46.546	16
	12/31/2012	46.546	51.520	35
	12/31/2013	51.520	57.684	38
	12/31/2014	57.684	59.300	29
	12/31/2015	59.300	54.161	19
	12/31/2016	54.161	60.684	16
	12/31/2017	60.684	65.402	11
	12/31/2018	65.402	61.496	10
	12/31/2019	61.496	70.133	8
1.80%
	12/31/2010	41.357	45.767	613
	12/31/2011	45.767	46.024	664
	12/31/2012	46.024	50.917	713
	12/31/2013	50.917	56.980	737
	12/31/2014	56.980	58.547	778
	12/31/2015	58.547	53.447	784
	12/31/2016	53.447	59.854	641
	12/31/2017	59.854	64.475	547
	12/31/2018	64.475	60.594	495
	12/31/2019	60.594	69.070	445

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.95%
	12/31/2010	40.077	44.284	100
	12/31/2011	44.284	44.467	156
	12/31/2012	44.467	49.120	288
	12/31/2013	49.120	54.887	307
	12/31/2014	54.887	56.312	336
	12/31/2015	56.312	51.329	275
	12/31/2016	51.329	57.396	205
	12/31/2017	57.396	61.735	176
	12/31/2018	61.735	57.931	144
	12/31/2019	57.931	65.936	122
2.05%
	12/31/2010	39.246	43.323	286
	12/31/2011	43.323	43.458	329
	12/31/2012	43.458	47.957	359
	12/31/2013	47.957	53.534	369
	12/31/2014	53.534	54.869	371
	12/31/2015	54.869	49.963	355
	12/31/2016	49.963	55.814	328
	12/31/2017	55.814	59.973	315
	12/31/2018	59.973	56.221	297
	12/31/2019	56.221	63.926	291
2.10%
	12/31/2010	38.837	42.850	668
	12/31/2011	42.850	42.962	654
	12/31/2012	42.962	47.386	644
	12/31/2013	47.386	52.870	697
	12/31/2014	52.870	54.161	697
	12/31/2015	54.161	49.295	606
	12/31/2016	49.295	55.039	505
	12/31/2017	55.039	59.111	467
	12/31/2018	59.111	55.385	449
	12/31/2019	55.385	62.944	428
2.15%
	12/31/2010	38.433	42.382	15
	12/31/2011	42.382	42.472	5
	12/31/2012	42.472	46.822	5
	12/31/2013	46.822	52.215	6
	12/31/2014	52.215	53.463	9
	12/31/2015	53.463	48.635	9
	12/31/2016	48.635	54.275	6
	12/31/2017	54.275	58.262	6
	12/31/2018	58.262	54.562	6
	12/31/2019	54.562	61.977	6
2.20%
	12/31/2010	38.032	41.919	354
	12/31/2011	41.919	41.987	327
	12/31/2012	41.987	46.265	331
	12/31/2013	46.265	51.567	347
	12/31/2014	51.567	52.774	323
	12/31/2015	52.774	47.984	290
	12/31/2016	47.984	53.522	264
	12/31/2017	53.522	57.425	247
	12/31/2018	57.425	53.751	183
	12/31/2019	53.751	61.025	155

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.25%
	12/31/2010	37.636	41.462	326
	12/31/2011	41.462	41.508	326
	12/31/2012	41.508	45.714	323
	12/31/2013	45.714	50.928	313
	12/31/2014	50.928	52.093	300
	12/31/2015	52.093	47.341	258
	12/31/2016	47.341	52.779	242
	12/31/2017	52.779	56.599	230
	12/31/2018	56.599	52.952	215
	12/31/2019	52.952	60.087	205
2.30%
	12/31/2010	37.244	41.009	0
	12/31/2011	41.009	41.034	2
	12/31/2012	41.034	45.170	8
	12/31/2013	45.170	50.296	7
	12/31/2014	50.296	51.421	0
	12/31/2015	51.421	46.707	0
	12/31/2016	46.707	52.046	0
	12/31/2017	52.046	55.786	0
	12/31/2018	55.786	52.164	0
	12/31/2019	52.164	59.164	0
2.35%
	12/31/2010	36.855	40.561	517
	12/31/2011	40.561	40.566	492
	12/31/2012	40.566	44.632	512
	12/31/2013	44.632	49.673	543
	12/31/2014	49.673	50.758	542
	12/31/2015	50.758	46.082	486
	12/31/2016	46.082	51.324	441
	12/31/2017	51.324	54.984	385
	12/31/2018	54.984	51.389	311
	12/31/2019	51.389	58.256	263
2.40%
	12/31/2010	36.471	40.119	284
	12/31/2011	40.119	40.103	270
	12/31/2012	40.103	44.100	256
	12/31/2013	44.100	49.057	257
	12/31/2014	49.057	50.104	254
	12/31/2015	50.104	45.465	233
	12/31/2016	45.465	50.611	242
	12/31/2017	50.611	54.194	189
	12/31/2018	54.194	50.625	194
	12/31/2019	50.625	57.361	180
2.45%
	12/31/2010	36.091	39.681	150
	12/31/2011	39.681	39.646	136
	12/31/2012	39.646	43.575	122
	12/31/2013	43.575	48.448	123
	12/31/2014	48.448	49.458	100
	12/31/2015	49.458	44.856	93
	12/31/2016	44.856	49.909	87
	12/31/2017	49.909	53.415	72
	12/31/2018	53.415	49.872	50
	12/31/2019	49.872	56.480	40

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.50%
	12/31/2010	35.715	39.247	355
	12/31/2011	39.247	39.194	363
	12/31/2012	39.194	43.056	365
	12/31/2013	43.056	47.847	425
	12/31/2014	47.847	48.820	432
	12/31/2015	48.820	44.256	386
	12/31/2016	44.256	49.216	362
	12/31/2017	49.216	52.647	306
	12/31/2018	52.647	49.130	221
	12/31/2019	49.130	55.612	205
2.55%
	12/31/2010	35.343	38.819	151
	12/31/2011	38.819	38.746	143
	12/31/2012	38.746	42.544	139
	12/31/2013	42.544	47.254	126
	12/31/2014	47.254	48.191	111
	12/31/2015	48.191	43.663	102
	12/31/2016	43.663	48.533	94
	12/31/2017	48.533	51.890	86
	12/31/2018	51.890	48.400	87
	12/31/2019	48.400	54.758	68
2.60%
	12/31/2010	34.975	38.395	149
	12/31/2011	38.395	38.304	173
	12/31/2012	38.304	42.037	176
	12/31/2013	42.037	46.668	204
	12/31/2014	46.668	47.569	235
	12/31/2015	47.569	43.079	207
	12/31/2016	43.079	47.859	202
	12/31/2017	47.859	51.145	203
	12/31/2018	51.145	47.680	177
	12/31/2019	47.680	53.917	153
2.65%
	12/31/2010	34.610	37.976	193
	12/31/2011	37.976	37.867	208
	12/31/2012	37.867	41.537	204
	12/31/2013	41.537	46.089	203
	12/31/2014	46.089	46.956	201
	12/31/2015	46.956	42.502	180
	12/31/2016	42.502	47.195	176
	12/31/2017	47.195	50.410	174
	12/31/2018	50.410	46.971	145
	12/31/2019	46.971	53.089	124
2.70%
	12/31/2010	34.249	37.562	40
	12/31/2011	37.562	37.435	34
	12/31/2012	37.435	41.042	33
	12/31/2013	41.042	45.518	33
	12/31/2014	45.518	46.350	32
	12/31/2015	46.350	41.933	22
	12/31/2016	41.933	46.540	23
	12/31/2017	46.540	49.685	21
	12/31/2018	49.685	46.273	26
	12/31/2019	46.273	52.273	17

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.75%
	12/31/2010	33.892	37.151	52
	12/31/2011	37.151	37.008	54
	12/31/2012	37.008	40.553	69
	12/31/2013	40.553	44.953	99
	12/31/2014	44.953	45.753	150
	12/31/2015	45.753	41.372	147
	12/31/2016	41.372	45.893	133
	12/31/2017	45.893	48.971	134
	12/31/2018	48.971	45.585	110
	12/31/2019	45.585	51.470	104
2.80%
	12/31/2010	33.539	36.746	59
	12/31/2011	36.746	36.586	45
	12/31/2012	36.586	40.071	52
	12/31/2013	40.071	44.396	69
	12/31/2014	44.396	45.163	102
	12/31/2015	45.163	40.818	79
	12/31/2016	40.818	45.256	77
	12/31/2017	45.256	48.267	61
	12/31/2018	48.267	44.907	44
	12/31/2019	44.907	50.680	39
2.85%
	12/31/2010	33.190	36.345	24
	12/31/2011	36.345	36.168	28
	12/31/2012	36.168	39.593	31
	12/31/2013	39.593	43.845	34
	12/31/2014	43.845	44.580	36
	12/31/2015	44.580	40.271	38
	12/31/2016	40.271	44.628	36
	12/31/2017	44.628	47.573	37
	12/31/2018	47.573	44.240	33
	12/31/2019	44.240	49.901	32
2.90%
	12/31/2010	32.844	35.948	51
	12/31/2011	35.948	35.756	67
	12/31/2012	35.756	39.122	50
	12/31/2013	39.122	43.302	49
	12/31/2014	43.302	44.006	92
	12/31/2015	44.006	39.732	74
	12/31/2016	39.732	44.009	68
	12/31/2017	44.009	46.889	80
	12/31/2018	46.889	43.582	76
	12/31/2019	43.582	49.135	74
2.95%
	12/31/2010	32.501	35.556	18
	12/31/2011	35.556	35.348	15
	12/31/2012	35.348	38.656	16
	12/31/2013	38.656	42.765	20
	12/31/2014	42.765	43.438	31
	12/31/2015	43.438	39.200	27
	12/31/2016	39.200	43.398	28
	12/31/2017	43.398	46.216	25
	12/31/2018	46.216	42.934	19
	12/31/2019	42.934	48.380	14

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.00%
	12/31/2010	32.163	35.167	1
	12/31/2011	35.167	34.944	1
	12/31/2012	34.944	38.196	1
	12/31/2013	38.196	42.234	9
	12/31/2014	42.234	42.878	13
	12/31/2015	42.878	38.676	15
	12/31/2016	38.676	42.795	13
	12/31/2017	42.795	45.551	15
	12/31/2018	45.551	42.295	14
	12/31/2019	42.295	47.637	15
3.05%
	12/31/2010	31.828	34.783	0
	12/31/2011	34.783	34.546	19
	12/31/2012	34.546	37.741	1
	12/31/2013	37.741	41.711	10
	12/31/2014	41.711	42.325	43
	12/31/2015	42.325	38.158	37
	12/31/2016	38.158	42.201	47
	12/31/2017	42.201	44.897	69
	12/31/2018	44.897	41.667	61
	12/31/2019	41.667	46.905	58
3.10%
	12/31/2010	31.496	34.404	0
	12/31/2011	34.404	34.152	0
	12/31/2012	34.152	37.292	0
	12/31/2013	37.292	41.193	1
	12/31/2014	41.193	41.779	1
	12/31/2015	41.779	37.647	2
	12/31/2016	37.647	41.616	3
	12/31/2017	41.616	44.251	3
	12/31/2018	44.251	41.047	3
	12/31/2019	41.047	46.184	1
3.15%
	12/31/2010	31.168	34.028	0
	12/31/2011	34.028	33.762	0
	12/31/2012	33.762	36.848	0
	12/31/2013	36.848	40.683	10
	12/31/2014	40.683	41.241	22
	12/31/2015	41.241	37.143	19
	12/31/2016	37.143	41.038	19
	12/31/2017	41.038	43.615	19
	12/31/2018	43.615	40.437	18
	12/31/2019	40.437	45.475	19
3.20%
	12/31/2013	N/A	39.652	2
	12/31/2014	39.652	40.175	4
	12/31/2015	40.175	36.165	4
	12/31/2016	36.165	39.938	4
	12/31/2017	39.938	42.425	5
	12/31/2018	42.425	39.314	5
	12/31/2019	39.314	44.190	4

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.25%
	12/31/2013	N/A	39.160	2
	12/31/2014	39.160	39.657	2
	12/31/2015	39.657	35.681	2
	12/31/2016	35.681	39.383	2
	12/31/2017	39.383	41.815	2
	12/31/2018	41.815	38.729	1
	12/31/2019	38.729	43.511	1
3.30%
	12/31/2013	N/A	39.188	0
	12/31/2014	39.188	39.666	6
	12/31/2015	39.666	35.671	9
	12/31/2016	35.671	39.352	9
	12/31/2017	39.352	41.761	9
	12/31/2018	41.761	38.660	10
	12/31/2019	38.660	43.411	13
3.35%
	12/31/2013	N/A	38.194	0
	12/31/2014	38.194	38.640	2
	12/31/2015	38.640	34.731	2
	12/31/2016	34.731	38.297	2
	12/31/2017	38.297	40.621	1
	12/31/2018	40.621	37.585	3
	12/31/2019	37.585	42.183	2
3.40%
	12/31/2013	N/A	37.720	0
	12/31/2014	37.720	38.142	0
	12/31/2015	38.142	34.266	0
	12/31/2016	34.266	37.765	0
	12/31/2017	37.765	40.037	0
	12/31/2018	40.037	37.026	0
	12/31/2019	37.026	41.535	0
Franklin Mutual Shares VIP Fund
1.65%
	12/31/2010	18.011	19.700	139
	12/31/2011	19.700	19.176	313
	12/31/2012	19.176	21.547	400
	12/31/2013	21.547	27.184	346
	12/31/2014	27.184	28.644	271
	12/31/2015	28.644	26.784	192
	12/31/2016	26.784	30.577	130
	12/31/2017	30.577	32.588	89
	12/31/2018	32.588	29.146	62
	12/31/2019	29.146	35.140	52
1.70%
	12/31/2010	17.893	19.561	206
	12/31/2011	19.561	19.032	272
	12/31/2012	19.032	21.374	379
	12/31/2013	21.374	26.952	465
	12/31/2014	26.952	28.385	400
	12/31/2015	28.385	26.529	349
	12/31/2016	26.529	30.270	296
	12/31/2017	30.270	32.245	245
	12/31/2018	32.245	28.825	187
	12/31/2019	28.825	34.736	153

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.75%
	12/31/2010	17.778	19.425	10
	12/31/2011	19.425	18.890	20
	12/31/2012	18.890	21.204	17
	12/31/2013	21.204	26.724	41
	12/31/2014	26.724	28.131	24
	12/31/2015	28.131	26.279	16
	12/31/2016	26.279	29.969	12
	12/31/2017	29.969	31.909	6
	12/31/2018	31.909	28.510	5
	12/31/2019	28.510	34.339	4
1.80%
	12/31/2010	17.659	19.286	380
	12/31/2011	19.286	18.745	382
	12/31/2012	18.745	21.031	343
	12/31/2013	21.031	26.494	272
	12/31/2014	26.494	27.874	239
	12/31/2015	27.874	26.026	182
	12/31/2016	26.026	29.666	112
	12/31/2017	29.666	31.570	83
	12/31/2018	31.570	28.193	68
	12/31/2019	28.193	33.940	59
1.95%
	12/31/2010	17.314	18.881	208
	12/31/2011	18.881	18.324	235
	12/31/2012	18.324	20.528	247
	12/31/2013	20.528	25.820	220
	12/31/2014	25.820	27.125	201
	12/31/2015	27.125	25.288	168
	12/31/2016	25.288	28.782	127
	12/31/2017	28.782	30.584	101
	12/31/2018	30.584	27.271	77
	12/31/2019	27.271	32.781	50
2.05%
	12/31/2010	17.088	18.615	255
	12/31/2011	18.615	18.048	249
	12/31/2012	18.048	20.199	222
	12/31/2013	20.199	25.381	160
	12/31/2014	25.381	26.637	125
	12/31/2015	26.637	24.808	87
	12/31/2016	24.808	28.208	58
	12/31/2017	28.208	29.944	45
	12/31/2018	29.944	26.673	45
	12/31/2019	26.673	32.031	45
2.10%
	12/31/2010	16.976	18.484	893
	12/31/2011	18.484	17.912	861
	12/31/2012	17.912	20.036	868
	12/31/2013	20.036	25.164	721
	12/31/2014	25.164	26.396	649
	12/31/2015	26.396	24.572	450
	12/31/2016	24.572	27.925	369
	12/31/2017	27.925	29.629	331
	12/31/2018	29.629	26.379	319
	12/31/2019	26.379	31.662	290

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.15%
	12/31/2010	16.865	18.354	19
	12/31/2011	18.354	17.777	17
	12/31/2012	17.777	19.875	15
	12/31/2013	19.875	24.949	12
	12/31/2014	24.949	26.158	11
	12/31/2015	26.158	24.337	11
	12/31/2016	24.337	27.645	8
	12/31/2017	27.645	29.317	7
	12/31/2018	29.317	26.089	7
	12/31/2019	26.089	31.297	7
2.20%
	12/31/2010	16.754	18.224	654
	12/31/2011	18.224	17.643	643
	12/31/2012	17.643	19.715	579
	12/31/2013	19.715	24.736	532
	12/31/2014	24.736	25.921	473
	12/31/2015	25.921	24.105	425
	12/31/2016	24.105	27.367	376
	12/31/2017	27.367	29.008	341
	12/31/2018	29.008	25.801	258
	12/31/2019	25.801	30.937	217
2.25%
	12/31/2010	16.644	18.096	544
	12/31/2011	18.096	17.510	532
	12/31/2012	17.510	19.556	504
	12/31/2013	19.556	24.525	445
	12/31/2014	24.525	25.687	377
	12/31/2015	25.687	23.876	328
	12/31/2016	23.876	27.093	284
	12/31/2017	27.093	28.703	261
	12/31/2018	28.703	25.517	278
	12/31/2019	25.517	30.581	249
2.30%
	12/31/2010	16.535	17.968	6
	12/31/2011	17.968	17.377	7
	12/31/2012	17.377	19.399	8
	12/31/2013	19.399	24.315	10
	12/31/2014	24.315	25.455	9
	12/31/2015	25.455	23.648	11
	12/31/2016	23.648	26.821	11
	12/31/2017	26.821	28.401	0
	12/31/2018	28.401	25.236	0
	12/31/2019	25.236	30.228	0
2.35%
	12/31/2010	16.427	17.841	913
	12/31/2011	17.841	17.246	882
	12/31/2012	17.246	19.243	814
	12/31/2013	19.243	24.107	674
	12/31/2014	24.107	25.225	625
	12/31/2015	25.225	23.422	531
	12/31/2016	23.422	26.552	466
	12/31/2017	26.552	28.102	426
	12/31/2018	28.102	24.958	348
	12/31/2019	24.958	29.880	294

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.40%
	12/31/2010	16.319	17.715	538
	12/31/2011	17.715	17.116	482
	12/31/2012	17.116	19.088	438
	12/31/2013	19.088	23.901	394
	12/31/2014	23.901	24.997	339
	12/31/2015	24.997	23.199	262
	12/31/2016	23.199	26.286	239
	12/31/2017	26.286	27.806	219
	12/31/2018	27.806	24.682	225
	12/31/2019	24.682	29.536	214
2.45%
	12/31/2010	16.212	17.590	268
	12/31/2011	17.590	16.987	246
	12/31/2012	16.987	18.934	196
	12/31/2013	18.934	23.697	162
	12/31/2014	23.697	24.771	107
	12/31/2015	24.771	22.978	101
	12/31/2016	22.978	26.022	88
	12/31/2017	26.022	27.514	74
	12/31/2018	27.514	24.410	59
	12/31/2019	24.410	29.196	48
2.50%
	12/31/2010	16.106	17.466	608
	12/31/2011	17.466	16.859	596
	12/31/2012	16.859	18.782	541
	12/31/2013	18.782	23.495	507
	12/31/2014	23.495	24.547	412
	12/31/2015	24.547	22.759	368
	12/31/2016	22.759	25.761	332
	12/31/2017	25.761	27.224	316
	12/31/2018	27.224	24.141	239
	12/31/2019	24.141	28.860	196
2.55%
	12/31/2010	16.000	17.343	390
	12/31/2011	17.343	16.731	337
	12/31/2012	16.731	18.631	305
	12/31/2013	18.631	23.294	288
	12/31/2014	23.294	24.325	227
	12/31/2015	24.325	22.542	193
	12/31/2016	22.542	25.503	147
	12/31/2017	25.503	26.938	146
	12/31/2018	26.938	23.875	165
	12/31/2019	23.875	28.528	133
2.60%
	12/31/2010	15.895	17.221	240
	12/31/2011	17.221	16.605	219
	12/31/2012	16.605	18.481	192
	12/31/2013	18.481	23.095	207
	12/31/2014	23.095	24.105	210
	12/31/2015	24.105	22.327	204
	12/31/2016	22.327	25.247	186
	12/31/2017	25.247	26.654	163
	12/31/2018	26.654	23.612	140
	12/31/2019	23.612	28.199	108

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.65%
	12/31/2010	15.791	17.099	367
	12/31/2011	17.099	16.480	360
	12/31/2012	16.480	18.332	334
	12/31/2013	18.332	22.898	313
	12/31/2014	22.898	23.887	268
	12/31/2015	23.887	22.114	230
	12/31/2016	22.114	24.994	201
	12/31/2017	24.994	26.374	209
	12/31/2018	26.374	23.352	148
	12/31/2019	23.352	27.874	128
2.70%
	12/31/2010	15.687	16.979	85
	12/31/2011	16.979	16.355	66
	12/31/2012	16.355	18.184	55
	12/31/2013	18.184	22.702	46
	12/31/2014	22.702	23.671	37
	12/31/2015	23.671	21.903	27
	12/31/2016	21.903	24.743	21
	12/31/2017	24.743	26.096	22
	12/31/2018	26.096	23.095	20
	12/31/2019	23.095	27.553	14
2.75%
	12/31/2010	15.584	16.859	51
	12/31/2011	16.859	16.232	49
	12/31/2012	16.232	18.038	41
	12/31/2013	18.038	22.508	96
	12/31/2014	22.508	23.457	127
	12/31/2015	23.457	21.694	146
	12/31/2016	21.694	24.495	129
	12/31/2017	24.495	25.822	142
	12/31/2018	25.822	22.840	136
	12/31/2019	22.840	27.236	140
2.80%
	12/31/2010	15.482	16.740	108
	12/31/2011	16.740	16.109	93
	12/31/2012	16.109	17.893	76
	12/31/2013	17.893	22.316	62
	12/31/2014	22.316	23.245	55
	12/31/2015	23.245	21.487	47
	12/31/2016	21.487	24.249	42
	12/31/2017	24.249	25.550	31
	12/31/2018	25.550	22.588	26
	12/31/2019	22.588	26.922	30
2.85%
	12/31/2010	15.381	16.622	72
	12/31/2011	16.622	15.988	63
	12/31/2012	15.988	17.749	58
	12/31/2013	17.749	22.125	56
	12/31/2014	22.125	23.035	52
	12/31/2015	23.035	21.283	49
	12/31/2016	21.283	24.006	46
	12/31/2017	24.006	25.281	47
	12/31/2018	25.281	22.339	32
	12/31/2019	22.339	26.612	32

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.90%
	12/31/2010	15.280	16.505	25
	12/31/2011	16.505	15.867	25
	12/31/2012	15.867	17.606	21
	12/31/2013	17.606	21.936	48
	12/31/2014	21.936	22.827	78
	12/31/2015	22.827	21.080	84
	12/31/2016	21.080	23.765	80
	12/31/2017	23.765	25.015	102
	12/31/2018	25.015	22.093	100
	12/31/2019	22.093	26.306	88
2.95%
	12/31/2010	15.180	16.388	42
	12/31/2011	16.388	15.747	38
	12/31/2012	15.747	17.464	36
	12/31/2013	17.464	21.749	30
	12/31/2014	21.749	22.620	28
	12/31/2015	22.620	20.879	24
	12/31/2016	20.879	23.527	23
	12/31/2017	23.527	24.752	19
	12/31/2018	24.752	21.850	19
	12/31/2019	21.850	26.003	15
3.00%
	12/31/2010	15.080	16.273	2
	12/31/2011	16.273	15.628	0
	12/31/2012	15.628	17.324	0
	12/31/2013	17.324	21.563	12
	12/31/2014	21.563	22.416	16
	12/31/2015	22.416	20.680	14
	12/31/2016	20.680	23.291	12
	12/31/2017	23.291	24.491	14
	12/31/2018	24.491	21.609	14
	12/31/2019	21.609	25.704	17
3.05%
	12/31/2010	14.981	16.158	0
	12/31/2011	16.158	15.510	0
	12/31/2012	15.510	17.184	0
	12/31/2013	17.184	21.379	7
	12/31/2014	21.379	22.213	59
	12/31/2015	22.213	20.482	79
	12/31/2016	20.482	23.057	73
	12/31/2017	23.057	24.233	76
	12/31/2018	24.233	21.371	72
	12/31/2019	21.371	25.408	65
3.10%
	12/31/2010	14.883	16.044	0
	12/31/2011	16.044	15.393	0
	12/31/2012	15.393	17.046	0
	12/31/2013	17.046	21.196	1
	12/31/2014	21.196	22.012	1
	12/31/2015	22.012	20.287	2
	12/31/2016	20.287	22.826	3
	12/31/2017	22.826	23.978	3
	12/31/2018	23.978	21.135	1
	12/31/2019	21.135	25.115	1

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.15%
	12/31/2010	14.785	15.931	0
	12/31/2011	15.931	15.277	0
	12/31/2012	15.277	16.909	0
	12/31/2013	16.909	21.015	11
	12/31/2014	21.015	21.813	17
	12/31/2015	21.813	20.094	20
	12/31/2016	20.094	22.597	14
	12/31/2017	22.597	23.726	15
	12/31/2018	23.726	20.902	17
	12/31/2019	20.902	24.826	18
3.20%
	12/31/2013	N/A	21.543	1
	12/31/2014	21.543	22.350	6
	12/31/2015	22.350	20.578	5
	12/31/2016	20.578	23.130	9
	12/31/2017	23.130	24.274	8
	12/31/2018	24.274	21.374	7
	12/31/2019	21.374	25.373	6
3.25%
	12/31/2013	N/A	21.359	0
	12/31/2014	21.359	22.148	0
	12/31/2015	22.148	20.382	0
	12/31/2016	20.382	22.898	0
	12/31/2017	22.898	24.018	0
	12/31/2018	24.018	21.138	0
	12/31/2019	21.138	25.081	0
3.30%
	12/31/2013	N/A	20.481	0
	12/31/2014	20.481	21.227	9
	12/31/2015	21.227	19.524	14
	12/31/2016	19.524	21.924	14
	12/31/2017	21.924	22.985	13
	12/31/2018	22.985	20.219	12
	12/31/2019	20.219	23.978	12
3.35%
	12/31/2013	N/A	20.995	0
	12/31/2014	20.995	21.749	4
	12/31/2015	21.749	19.994	7
	12/31/2016	19.994	22.441	3
	12/31/2017	22.441	23.515	2
	12/31/2018	23.515	20.675	5
	12/31/2019	20.675	24.506	4
3.40%
	12/31/2013	N/A	20.815	0
	12/31/2014	20.815	21.553	0
	12/31/2015	21.553	19.804	0
	12/31/2016	19.804	22.215	0
	12/31/2017	22.215	23.267	0
	12/31/2018	23.267	20.447	0
	12/31/2019	20.447	24.224	0

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Franklin U.S. Government Securities VIP Fund
1.65%
	12/31/2010	26.829	27.784	268
	12/31/2011	27.784	28.883	601
	12/31/2012	28.883	28.944	869
	12/31/2013	28.944	27.833	591
	12/31/2014	27.833	28.304	597
	12/31/2015	28.304	27.973	556
	12/31/2016	27.973	27.698	404
	12/31/2017	27.698	27.610	335
	12/31/2018	27.610	27.248	226
	12/31/2019	27.248	28.203	202
1.70%
	12/31/2010	26.551	27.483	371
	12/31/2011	27.483	28.555	586
	12/31/2012	28.555	28.601	788
	12/31/2013	28.601	27.490	713
	12/31/2014	27.490	27.941	696
	12/31/2015	27.941	27.600	668
	12/31/2016	27.600	27.315	633
	12/31/2017	27.315	27.215	558
	12/31/2018	27.215	26.844	479
	12/31/2019	26.844	27.772	419
1.75%
	12/31/2010	26.193	27.098	41
	12/31/2011	27.098	28.142	65
	12/31/2012	28.142	28.173	101
	12/31/2013	28.173	27.064	47
	12/31/2014	27.064	27.495	43
	12/31/2015	27.495	27.146	34
	12/31/2016	27.146	26.852	30
	12/31/2017	26.852	26.741	25
	12/31/2018	26.741	26.363	17
	12/31/2019	26.363	27.260	14
1.80%
	12/31/2010	26.004	26.890	249
	12/31/2011	26.890	27.911	226
	12/31/2012	27.911	27.928	245
	12/31/2013	27.928	26.816	226
	12/31/2014	26.816	27.229	240
	12/31/2015	27.229	26.870	122
	12/31/2016	26.870	26.565	93
	12/31/2017	26.565	26.442	79
	12/31/2018	26.442	26.055	67
	12/31/2019	26.055	26.929	57
1.95%
	12/31/2010	25.205	26.024	245
	12/31/2011	26.024	26.972	352
	12/31/2012	26.972	26.948	342
	12/31/2013	26.948	25.836	337
	12/31/2014	25.836	26.194	326
	12/31/2015	26.194	25.810	302
	12/31/2016	25.810	25.480	207
	12/31/2017	25.480	25.324	171
	12/31/2018	25.324	24.916	139
	12/31/2019	24.916	25.712	120

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.05%
	12/31/2010	24.685	25.462	53
	12/31/2011	25.462	26.364	58
	12/31/2012	26.364	26.313	58
	12/31/2013	26.313	25.202	46
	12/31/2014	25.202	25.526	40
	12/31/2015	25.526	25.127	40
	12/31/2016	25.127	24.781	32
	12/31/2017	24.781	24.604	26
	12/31/2018	24.604	24.183	26
	12/31/2019	24.183	24.932	22
2.10%
	12/31/2010	24.430	25.186	262
	12/31/2011	25.186	26.065	194
	12/31/2012	26.065	26.002	195
	12/31/2013	26.002	24.891	181
	12/31/2014	24.891	25.199	157
	12/31/2015	25.199	24.792	151
	12/31/2016	24.792	24.438	166
	12/31/2017	24.438	24.252	129
	12/31/2018	24.252	23.825	142
	12/31/2019	23.825	24.550	147
2.15%
	12/31/2010	24.177	24.913	16
	12/31/2011	24.913	25.769	15
	12/31/2012	25.769	25.694	30
	12/31/2013	25.694	24.584	23
	12/31/2014	24.584	24.876	16
	12/31/2015	24.876	24.462	4
	12/31/2016	24.462	24.101	4
	12/31/2017	24.101	23.905	3
	12/31/2018	23.905	23.473	3
	12/31/2019	23.473	24.175	3
2.20%
	12/31/2010	23.926	24.642	177
	12/31/2011	24.642	25.477	181
	12/31/2012	25.477	25.390	243
	12/31/2013	25.390	24.281	200
	12/31/2014	24.281	24.557	201
	12/31/2015	24.557	24.136	167
	12/31/2016	24.136	23.768	182
	12/31/2017	23.768	23.563	170
	12/31/2018	23.563	23.125	133
	12/31/2019	23.125	23.805	111
2.25%
	12/31/2010	23.679	24.375	198
	12/31/2011	24.375	25.188	176
	12/31/2012	25.188	25.089	174
	12/31/2013	25.089	23.982	125
	12/31/2014	23.982	24.242	116
	12/31/2015	24.242	23.815	135
	12/31/2016	23.815	23.439	98
	12/31/2017	23.439	23.226	92
	12/31/2018	23.226	22.783	98
	12/31/2019	22.783	23.441	68

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.30%
	12/31/2010	23.434	24.111	4
	12/31/2011	24.111	24.902	3
	12/31/2012	24.902	24.792	4
	12/31/2013	24.792	23.686	3
	12/31/2014	23.686	23.931	3
	12/31/2015	23.931	23.497	3
	12/31/2016	23.497	23.115	3
	12/31/2017	23.115	22.894	2
	12/31/2018	22.894	22.446	2
	12/31/2019	22.446	23.083	1
2.35%
	12/31/2010	23.191	23.849	468
	12/31/2011	23.849	24.620	567
	12/31/2012	24.620	24.498	458
	12/31/2013	24.498	23.394	311
	12/31/2014	23.394	23.624	295
	12/31/2015	23.624	23.184	298
	12/31/2016	23.184	22.796	271
	12/31/2017	22.796	22.566	247
	12/31/2018	22.566	22.114	203
	12/31/2019	22.114	22.730	191
2.40%
	12/31/2010	22.951	23.590	133
	12/31/2011	23.590	24.340	104
	12/31/2012	24.340	24.208	93
	12/31/2013	24.208	23.105	82
	12/31/2014	23.105	23.321	69
	12/31/2015	23.321	22.876	67
	12/31/2016	22.876	22.481	69
	12/31/2017	22.481	22.243	61
	12/31/2018	22.243	21.786	64
	12/31/2019	21.786	22.382	71
2.45%
	12/31/2010	22.713	23.334	95
	12/31/2011	23.334	24.064	120
	12/31/2012	24.064	23.922	123
	12/31/2013	23.922	22.820	69
	12/31/2014	22.820	23.021	61
	12/31/2015	23.021	22.571	65
	12/31/2016	22.571	22.171	59
	12/31/2017	22.171	21.925	47
	12/31/2018	21.925	21.464	41
	12/31/2019	21.464	22.040	30
2.50%
	12/31/2010	22.478	23.081	485
	12/31/2011	23.081	23.791	414
	12/31/2012	23.791	23.639	326
	12/31/2013	23.639	22.539	267
	12/31/2014	22.539	22.726	245
	12/31/2015	22.726	22.270	247
	12/31/2016	22.270	21.864	233
	12/31/2017	21.864	21.612	207
	12/31/2018	21.612	21.146	157
	12/31/2019	21.146	21.703	141

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.55%
	12/31/2010	22.245	22.831	67
	12/31/2011	22.831	23.522	63
	12/31/2012	23.522	23.359	50
	12/31/2013	23.359	22.261	47
	12/31/2014	22.261	22.435	47
	12/31/2015	22.435	21.973	81
	12/31/2016	21.973	21.562	50
	12/31/2017	21.562	21.302	42
	12/31/2018	21.302	20.833	43
	12/31/2019	20.833	21.371	34
2.60%
	12/31/2010	22.015	22.583	255
	12/31/2011	22.583	23.255	235
	12/31/2012	23.255	23.082	227
	12/31/2013	23.082	21.986	150
	12/31/2014	21.986	22.147	148
	12/31/2015	22.147	21.681	217
	12/31/2016	21.681	21.264	189
	12/31/2017	21.264	20.998	102
	12/31/2018	20.998	20.525	91
	12/31/2019	20.525	21.044	82
2.65%
	12/31/2010	21.787	22.338	310
	12/31/2011	22.338	22.991	302
	12/31/2012	22.991	22.809	284
	12/31/2013	22.809	21.715	227
	12/31/2014	21.715	21.863	221
	12/31/2015	21.863	21.392	206
	12/31/2016	21.392	20.971	189
	12/31/2017	20.971	20.697	169
	12/31/2018	20.697	20.221	134
	12/31/2019	20.221	20.722	114
2.70%
	12/31/2010	21.561	22.096	36
	12/31/2011	22.096	22.730	26
	12/31/2012	22.730	22.539	20
	12/31/2013	22.539	21.447	17
	12/31/2014	21.447	21.582	19
	12/31/2015	21.582	21.107	16
	12/31/2016	21.107	20.681	16
	12/31/2017	20.681	20.401	14
	12/31/2018	20.401	19.922	10
	12/31/2019	19.922	20.405	8
2.75%
	12/31/2010	21.338	21.856	96
	12/31/2011	21.856	22.472	88
	12/31/2012	22.472	22.272	91
	12/31/2013	22.272	21.183	54
	12/31/2014	21.183	21.305	61
	12/31/2015	21.305	20.826	76
	12/31/2016	20.826	20.395	84
	12/31/2017	20.395	20.109	79
	12/31/2018	20.109	19.627	76
	12/31/2019	19.627	20.093	78

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.80%
	12/31/2010	21.117	21.619	146
	12/31/2011	21.619	22.217	138
	12/31/2012	22.217	22.008	138
	12/31/2013	22.008	20.921	100
	12/31/2014	20.921	21.032	98
	12/31/2015	21.032	20.548	89
	12/31/2016	20.548	20.114	90
	12/31/2017	20.114	19.822	73
	12/31/2018	19.822	19.336	60
	12/31/2019	19.336	19.786	51
2.85%
	12/31/2010	20.898	21.384	14
	12/31/2011	21.384	21.965	14
	12/31/2012	21.965	21.748	28
	12/31/2013	21.748	20.663	16
	12/31/2014	20.663	20.762	17
	12/31/2015	20.762	20.275	38
	12/31/2016	20.275	19.836	14
	12/31/2017	19.836	19.538	11
	12/31/2018	19.538	19.050	10
	12/31/2019	19.050	19.483	8
2.90%
	12/31/2010	20.682	21.152	71
	12/31/2011	21.152	21.716	115
	12/31/2012	21.716	21.490	58
	12/31/2013	21.490	20.408	23
	12/31/2014	20.408	20.496	18
	12/31/2015	20.496	20.004	19
	12/31/2016	20.004	19.562	22
	12/31/2017	19.562	19.258	25
	12/31/2018	19.258	18.768	26
	12/31/2019	18.768	19.185	25
2.95%
	12/31/2010	20.468	20.923	65
	12/31/2011	20.923	21.470	72
	12/31/2012	21.470	21.236	40
	12/31/2013	21.236	20.157	32
	12/31/2014	20.157	20.233	42
	12/31/2015	20.233	19.738	36
	12/31/2016	19.738	19.291	25
	12/31/2017	19.291	18.983	24
	12/31/2018	18.983	18.490	12
	12/31/2019	18.490	18.892	11
3.00%
	12/31/2010	20.256	20.696	0
	12/31/2011	20.696	21.226	8
	12/31/2012	21.226	20.984	8
	12/31/2013	20.984	19.908	8
	12/31/2014	19.908	19.973	7
	12/31/2015	19.973	19.475	16
	12/31/2016	19.475	19.025	11
	12/31/2017	19.025	18.711	11
	12/31/2018	18.711	18.216	12
	12/31/2019	18.216	18.603	11

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.05%
	12/31/2010	20.046	20.471	23
	12/31/2011	20.471	20.986	95
	12/31/2012	20.986	20.736	23
	12/31/2013	20.736	19.663	9
	12/31/2014	19.663	19.717	10
	12/31/2015	19.717	19.216	13
	12/31/2016	19.216	18.762	12
	12/31/2017	18.762	18.444	9
	12/31/2018	18.444	17.947	12
	12/31/2019	17.947	18.318	11
3.10%
	12/31/2010	19.838	20.249	54
	12/31/2011	20.249	20.747	34
	12/31/2012	20.747	20.490	22
	12/31/2013	20.490	19.420	19
	12/31/2014	19.420	19.464	19
	12/31/2015	19.464	18.960	15
	12/31/2016	18.960	18.503	15
	12/31/2017	18.503	18.180	15
	12/31/2018	18.180	17.681	14
	12/31/2019	17.681	18.038	13
3.15%
	12/31/2010	19.633	20.029	1
	12/31/2011	20.029	20.512	0
	12/31/2012	20.512	20.248	0
	12/31/2013	20.248	19.180	0
	12/31/2014	19.180	19.215	1
	12/31/2015	19.215	18.707	5
	12/31/2016	18.707	18.247	4
	12/31/2017	18.247	17.920	4
	12/31/2018	17.920	17.419	8
	12/31/2019	17.419	17.762	7
3.20%
	12/31/2013	N/A	18.441	0
	12/31/2014	18.441	18.465	0
	12/31/2015	18.465	17.968	0
	12/31/2016	17.968	17.518	0
	12/31/2017	17.518	17.195	0
	12/31/2018	17.195	16.706	0
	12/31/2019	16.706	17.026	0
3.25%
	12/31/2013	N/A	18.214	0
	12/31/2014	18.214	18.228	0
	12/31/2015	18.228	17.729	0
	12/31/2016	17.729	17.275	0
	12/31/2017	17.275	16.948	0
	12/31/2018	16.948	16.459	0
	12/31/2019	16.459	16.766	0
3.30%
	12/31/2013	N/A	18.479	0
	12/31/2014	18.479	18.485	0
	12/31/2015	18.485	17.969	0
	12/31/2016	17.969	17.501	0
	12/31/2017	17.501	17.161	0
	12/31/2018	17.161	16.657	0
	12/31/2019	16.657	16.959	0

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.35%
	12/31/2013	N/A	17.767	0
	12/31/2014	17.767	17.763	0
	12/31/2015	17.763	17.259	0
	12/31/2016	17.259	16.801	0
	12/31/2017	16.801	16.467	1
	12/31/2018	16.467	15.975	0
	12/31/2019	15.975	16.256	0
3.40%
	12/31/2013	N/A	17.548	0
	12/31/2014	17.548	17.535	0
	12/31/2015	17.535	17.029	0
	12/31/2016	17.029	16.569	0
	12/31/2017	16.569	16.231	0
	12/31/2018	16.231	15.738	0
	12/31/2019	15.738	16.008	0
JPMorgan Insurance Trust Core Bond Portfolio
1.65%
	12/31/2014	N/A	13.221	7
	12/31/2015	13.221	13.117	101
	12/31/2016	13.117	13.140	99
	12/31/2017	13.140	13.352	65
	12/31/2018	13.352	13.103	109
	12/31/2019	13.103	13.902	66
1.70%
	12/31/2014	N/A	13.166	38
	12/31/2015	13.166	13.056	124
	12/31/2016	13.056	13.072	93
	12/31/2017	13.072	13.276	110
	12/31/2018	13.276	13.022	126
	12/31/2019	13.022	13.809	156
1.75%
	12/31/2014	N/A	13.111	0
	12/31/2015	13.111	12.995	5
	12/31/2016	12.995	13.004	197
	12/31/2017	13.004	13.201	206
	12/31/2018	13.201	12.941	211
	12/31/2019	12.941	13.717	208
1.95%
	12/31/2014	N/A	12.893	5
	12/31/2015	12.893	12.753	8
	12/31/2016	12.753	12.737	7
	12/31/2017	12.737	12.904	12
	12/31/2018	12.904	12.625	14
	12/31/2019	12.625	13.355	18
2.05%
	12/31/2014	N/A	12.786	0
	12/31/2015	12.786	12.634	0
	12/31/2016	12.634	12.605	0
	12/31/2017	12.605	12.758	0
	12/31/2018	12.758	12.469	0
	12/31/2019	12.469	13.177	0

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS VIT Total Return Bond Portfolio
1.65%
	12/31/2014	N/A	17.112	94
	12/31/2015	17.112	16.734	199
	12/31/2016	16.734	17.120	201
	12/31/2017	17.120	17.545	226
	12/31/2018	17.545	17.027	192
	12/31/2019	17.027	18.410	179
1.70%
	12/31/2014	N/A	16.987	139
	12/31/2015	16.987	16.603	132
	12/31/2016	16.603	16.978	129
	12/31/2017	16.978	17.391	174
	12/31/2018	17.391	16.869	182
	12/31/2019	16.869	18.230	150
1.75%
	12/31/2014	N/A	16.862	63
	12/31/2015	16.862	16.474	65
	12/31/2016	16.474	16.837	70
	12/31/2017	16.837	17.238	68
	12/31/2018	17.238	16.712	73
	12/31/2019	16.712	18.051	3
1.95%
	12/31/2014	N/A	16.374	67
	12/31/2015	16.374	15.965	44
	12/31/2016	15.965	16.284	30
	12/31/2017	16.284	16.639	41
	12/31/2018	16.639	16.099	38
	12/31/2019	16.099	17.354	46
2.05%
	12/31/2014	N/A	16.135	0
	12/31/2015	16.135	15.716	0
	12/31/2016	15.716	16.014	0
	12/31/2017	16.014	16.347	0
	12/31/2018	16.347	15.801	0
	12/31/2019	15.801	17.015	2
PIMCO VIT All Asset Portfolio
1.65%
	12/31/2010	12.704	14.132	1,459
	12/31/2011	14.132	14.173	3,008
	12/31/2012	14.173	16.024	4,199
	12/31/2013	16.024	15.805	3,561
	12/31/2014	15.805	15.620	2,873
	12/31/2015	15.620	13.983	2,155
	12/31/2016	13.983	15.533	1,775
	12/31/2017	15.533	17.348	1,574
	12/31/2018	17.348	16.140	1,379
	12/31/2019	16.140	17.765	1,256

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.70%
	12/31/2010	12.668	14.085	1,261
	12/31/2011	14.085	14.119	2,220
	12/31/2012	14.119	15.954	3,214
	12/31/2013	15.954	15.728	3,123
	12/31/2014	15.728	15.536	2,769
	12/31/2015	15.536	13.902	2,559
	12/31/2016	13.902	15.435	2,309
	12/31/2017	15.435	17.230	2,077
	12/31/2018	17.230	16.022	1,818
	12/31/2019	16.022	17.626	1,597
1.75%
	12/31/2010	13.367	14.855	200
	12/31/2011	14.855	14.883	445
	12/31/2012	14.883	16.809	584
	12/31/2013	16.809	16.563	456
	12/31/2014	16.563	16.352	229
	12/31/2015	16.352	14.625	119
	12/31/2016	14.625	16.229	142
	12/31/2017	16.229	18.108	122
	12/31/2018	18.108	16.830	114
	12/31/2019	16.830	18.505	80
1.80%
	12/31/2010	12.597	13.992	509
	12/31/2011	13.992	14.011	644
	12/31/2012	14.011	15.816	875
	12/31/2013	15.816	15.577	871
	12/31/2014	15.577	15.371	844
	12/31/2015	15.371	13.740	794
	12/31/2016	13.740	15.240	581
	12/31/2017	15.240	16.996	657
	12/31/2018	16.996	15.789	617
	12/31/2019	15.789	17.352	611
1.95%
	12/31/2010	12.490	13.852	689
	12/31/2011	13.852	13.851	1,116
	12/31/2012	13.851	15.612	1,361
	12/31/2013	15.612	15.352	1,161
	12/31/2014	15.352	15.127	918
	12/31/2015	15.127	13.502	798
	12/31/2016	13.502	14.953	710
	12/31/2017	14.953	16.651	576
	12/31/2018	16.651	15.445	483
	12/31/2019	15.445	16.948	408
2.05%
	12/31/2010	12.419	13.760	308
	12/31/2011	13.760	13.745	342
	12/31/2012	13.745	15.477	380
	12/31/2013	15.477	15.204	324
	12/31/2014	15.204	14.966	275
	12/31/2015	14.966	13.345	177
	12/31/2016	13.345	14.765	131
	12/31/2017	14.765	16.425	114
	12/31/2018	16.425	15.220	109
	12/31/2019	15.220	16.685	75

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.10%
	12/31/2010	12.384	13.714	380
	12/31/2011	13.714	13.692	420
	12/31/2012	13.692	15.410	457
	12/31/2013	15.410	15.131	458
	12/31/2014	15.131	14.887	407
	12/31/2015	14.887	13.267	360
	12/31/2016	13.267	14.671	315
	12/31/2017	14.671	16.313	195
	12/31/2018	16.313	15.108	182
	12/31/2019	15.108	16.554	177
2.15%
	12/31/2010	12.349	13.669	11
	12/31/2011	13.669	13.640	9
	12/31/2012	13.640	15.343	11
	12/31/2013	15.343	15.058	10
	12/31/2014	15.058	14.807	10
	12/31/2015	14.807	13.190	7
	12/31/2016	13.190	14.579	7
	12/31/2017	14.579	16.202	2
	12/31/2018	16.202	14.998	2
	12/31/2019	14.998	16.425	2
2.20%
	12/31/2010	12.314	13.623	395
	12/31/2011	13.623	13.588	406
	12/31/2012	13.588	15.277	456
	12/31/2013	15.277	14.985	359
	12/31/2014	14.985	14.729	312
	12/31/2015	14.729	13.113	242
	12/31/2016	13.113	14.487	212
	12/31/2017	14.487	16.091	190
	12/31/2018	16.091	14.888	152
	12/31/2019	14.888	16.297	132
2.25%
	12/31/2010	12.279	13.578	218
	12/31/2011	13.578	13.536	272
	12/31/2012	13.536	15.211	313
	12/31/2013	15.211	14.913	268
	12/31/2014	14.913	14.650	252
	12/31/2015	14.650	13.037	195
	12/31/2016	13.037	14.395	178
	12/31/2017	14.395	15.982	166
	12/31/2018	15.982	14.779	198
	12/31/2019	14.779	16.169	191
2.30%
	12/31/2010	12.244	13.532	0
	12/31/2011	13.532	13.484	0
	12/31/2012	13.484	15.145	6
	12/31/2013	15.145	14.841	8
	12/31/2014	14.841	14.572	14
	12/31/2015	14.572	12.961	18
	12/31/2016	12.961	14.304	19
	12/31/2017	14.304	15.873	10
	12/31/2018	15.873	14.671	11
	12/31/2019	14.671	16.043	12

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.35%
	12/31/2010	12.210	13.487	1,180
	12/31/2011	13.487	13.432	1,271
	12/31/2012	13.432	15.079	1,360
	12/31/2013	15.079	14.769	1,278
	12/31/2014	14.769	14.495	1,070
	12/31/2015	14.495	12.886	888
	12/31/2016	12.886	14.214	832
	12/31/2017	14.214	15.765	700
	12/31/2018	15.765	14.564	538
	12/31/2019	14.564	15.918	448
2.40%
	12/31/2010	12.175	13.442	135
	12/31/2011	13.442	13.381	162
	12/31/2012	13.381	15.014	185
	12/31/2013	15.014	14.698	193
	12/31/2014	14.698	14.417	159
	12/31/2015	14.417	12.811	163
	12/31/2016	12.811	14.124	98
	12/31/2017	14.124	15.657	165
	12/31/2018	15.657	14.457	122
	12/31/2019	14.457	15.794	108
2.45%
	12/31/2010	12.141	13.398	223
	12/31/2011	13.398	13.330	260
	12/31/2012	13.330	14.949	283
	12/31/2013	14.949	14.627	271
	12/31/2014	14.627	14.341	230
	12/31/2015	14.341	12.736	207
	12/31/2016	12.736	14.035	186
	12/31/2017	14.035	15.550	171
	12/31/2018	15.550	14.352	77
	12/31/2019	14.352	15.670	63
2.50%
	12/31/2010	12.106	13.353	1,108
	12/31/2011	13.353	13.279	1,068
	12/31/2012	13.279	14.884	1,090
	12/31/2013	14.884	14.556	1,032
	12/31/2014	14.556	14.264	890
	12/31/2015	14.264	12.662	768
	12/31/2016	12.662	13.946	815
	12/31/2017	13.946	15.444	643
	12/31/2018	15.444	14.247	538
	12/31/2019	14.247	15.548	539
2.55%
	12/31/2010	12.072	13.308	73
	12/31/2011	13.308	13.228	82
	12/31/2012	13.228	14.820	83
	12/31/2013	14.820	14.486	69
	12/31/2014	14.486	14.188	49
	12/31/2015	14.188	12.588	43
	12/31/2016	12.588	13.858	63
	12/31/2017	13.858	15.339	65
	12/31/2018	15.339	14.142	73
	12/31/2019	14.142	15.426	67

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.60%
	12/31/2010	12.038	13.264	515
	12/31/2011	13.264	13.177	566
	12/31/2012	13.177	14.756	565
	12/31/2013	14.756	14.416	530
	12/31/2014	14.416	14.113	495
	12/31/2015	14.113	12.515	471
	12/31/2016	12.515	13.770	434
	12/31/2017	13.770	15.235	396
	12/31/2018	15.235	14.039	336
	12/31/2019	14.039	15.306	284
2.65%
	12/31/2010	12.004	13.220	472
	12/31/2011	13.220	13.127	525
	12/31/2012	13.127	14.692	565
	12/31/2013	14.692	14.347	509
	12/31/2014	14.347	14.038	460
	12/31/2015	14.038	12.442	378
	12/31/2016	12.442	13.683	362
	12/31/2017	13.683	15.131	315
	12/31/2018	15.131	13.936	272
	12/31/2019	13.936	15.186	230
2.70%
	12/31/2010	11.970	13.176	85
	12/31/2011	13.176	13.076	85
	12/31/2012	13.076	14.628	87
	12/31/2013	14.628	14.277	90
	12/31/2014	14.277	13.963	60
	12/31/2015	13.963	12.370	55
	12/31/2016	12.370	13.597	73
	12/31/2017	13.597	15.028	69
	12/31/2018	15.028	13.834	90
	12/31/2019	13.834	15.068	65
2.75%
	12/31/2010	11.936	13.132	325
	12/31/2011	13.132	13.026	384
	12/31/2012	13.026	14.565	405
	12/31/2013	14.565	14.208	329
	12/31/2014	14.208	13.889	278
	12/31/2015	13.889	12.298	225
	12/31/2016	12.298	13.511	223
	12/31/2017	13.511	14.925	210
	12/31/2018	14.925	13.733	195
	12/31/2019	13.733	14.950	189
2.80%
	12/31/2010	11.902	13.088	242
	12/31/2011	13.088	12.977	225
	12/31/2012	12.977	14.502	237
	12/31/2013	14.502	14.140	225
	12/31/2014	14.140	13.815	205
	12/31/2015	13.815	12.226	194
	12/31/2016	12.226	13.425	187
	12/31/2017	13.425	14.824	203
	12/31/2018	14.824	13.633	137
	12/31/2019	13.633	14.833	140

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.85%
	12/31/2010	11.868	13.045	57
	12/31/2011	13.045	12.927	62
	12/31/2012	12.927	14.439	68
	12/31/2013	14.439	14.072	61
	12/31/2014	14.072	13.741	60
	12/31/2015	13.741	12.155	43
	12/31/2016	12.155	13.341	29
	12/31/2017	13.341	14.723	38
	12/31/2018	14.723	13.533	41
	12/31/2019	13.533	14.717	38
2.90%
	12/31/2010	11.834	13.001	150
	12/31/2011	13.001	12.877	155
	12/31/2012	12.877	14.377	167
	12/31/2013	14.377	14.004	135
	12/31/2014	14.004	13.668	128
	12/31/2015	13.668	12.084	112
	12/31/2016	12.084	13.256	112
	12/31/2017	13.256	14.622	103
	12/31/2018	14.622	13.434	97
	12/31/2019	13.434	14.602	93
2.95%
	12/31/2010	11.801	12.958	84
	12/31/2011	12.958	12.828	70
	12/31/2012	12.828	14.314	87
	12/31/2013	14.314	13.936	69
	12/31/2014	13.936	13.595	67
	12/31/2015	13.595	12.014	62
	12/31/2016	12.014	13.172	63
	12/31/2017	13.172	14.523	63
	12/31/2018	14.523	13.336	55
	12/31/2019	13.336	14.488	47
3.00%
	12/31/2010	11.767	12.915	15
	12/31/2011	12.915	12.779	12
	12/31/2012	12.779	14.252	24
	12/31/2013	14.252	13.869	12
	12/31/2014	13.869	13.523	21
	12/31/2015	13.523	11.944	9
	12/31/2016	11.944	13.089	9
	12/31/2017	13.089	14.424	12
	12/31/2018	14.424	13.238	19
	12/31/2019	13.238	14.375	14
3.05%
	12/31/2010	11.734	12.872	69
	12/31/2011	12.872	12.730	60
	12/31/2012	12.730	14.191	69
	12/31/2013	14.191	13.802	35
	12/31/2014	13.802	13.451	40
	12/31/2015	13.451	11.874	34
	12/31/2016	11.874	13.007	57
	12/31/2017	13.007	14.325	59
	12/31/2018	14.325	13.142	46
	12/31/2019	13.142	14.263	40

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.10%
	12/31/2010	11.701	12.829	35
	12/31/2011	12.829	12.681	31
	12/31/2012	12.681	14.129	34
	12/31/2013	14.129	13.735	34
	12/31/2014	13.735	13.379	29
	12/31/2015	13.379	11.805	30
	12/31/2016	11.805	12.924	26
	12/31/2017	12.924	14.228	20
	12/31/2018	14.228	13.045	18
	12/31/2019	13.045	14.152	16
3.15%
	12/31/2010	11.668	12.786	6
	12/31/2011	12.786	12.633	6
	12/31/2012	12.633	14.068	4
	12/31/2013	14.068	13.669	3
	12/31/2014	13.669	13.308	8
	12/31/2015	13.308	11.736	8
	12/31/2016	11.736	12.843	9
	12/31/2017	12.843	14.131	7
	12/31/2018	14.131	12.950	7
	12/31/2019	12.950	14.041	7
3.20%
	12/31/2013	N/A	14.343	1
	12/31/2014	14.343	13.957	2
	12/31/2015	13.957	12.302	1
	12/31/2016	12.302	13.455	2
	12/31/2017	13.455	14.798	6
	12/31/2018	14.798	13.554	6
	12/31/2019	13.554	14.689	6
3.25%
	12/31/2013	N/A	14.266	0
	12/31/2014	14.266	13.875	0
	12/31/2015	13.875	12.225	0
	12/31/2016	12.225	13.364	0
	12/31/2017	13.364	14.689	0
	12/31/2018	14.689	13.448	0
	12/31/2019	13.448	14.567	0
3.30%
	12/31/2013	N/A	13.472	0
	12/31/2014	13.472	13.096	5
	12/31/2015	13.096	11.532	5
	12/31/2016	11.532	12.601	5
	12/31/2017	12.601	13.844	5
	12/31/2018	13.844	12.668	5
	12/31/2019	12.668	13.715	7
3.35%
	12/31/2013	N/A	14.114	0
	12/31/2014	14.114	13.714	2
	12/31/2015	13.714	12.070	4
	12/31/2016	12.070	13.182	5
	12/31/2017	13.182	14.475	5
	12/31/2018	14.475	13.239	1
	12/31/2019	13.239	14.326	1

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.40%
	12/31/2013	N/A	14.039	0
	12/31/2014	14.039	13.634	0
	12/31/2015	13.634	11.994	0
	12/31/2016	11.994	13.092	0
	12/31/2017	13.092	14.369	0
	12/31/2018	14.369	13.135	0
	12/31/2019	13.135	14.206	0
PIMCO VIT Balanced Allocation Portfolio
1.65%
	12/31/2012	N/A	10.220	305
	12/31/2013	10.220	9.438	324
	12/31/2014	9.438	9.736	274
	12/31/2015	9.736	9.476	251
	12/31/2016	9.476	9.595	228
	12/31/2017	9.595	10.805	197
	12/31/2018	10.805	10.033	187
	12/31/2019	10.033	11.744	166
1.70%
	12/31/2012	N/A	10.216	368
	12/31/2013	10.216	9.430	802
	12/31/2014	9.430	9.723	742
	12/31/2015	9.723	9.458	724
	12/31/2016	9.458	9.573	671
	12/31/2017	9.573	10.774	636
	12/31/2018	10.774	10.000	543
	12/31/2019	10.000	11.699	497
1.75%
	12/31/2012	N/A	10.213	6
	12/31/2013	10.213	9.422	7
	12/31/2014	9.422	9.710	7
	12/31/2015	9.710	9.441	5
	12/31/2016	9.441	9.550	2
	12/31/2017	9.550	10.743	2
	12/31/2018	10.743	9.966	2
	12/31/2019	9.966	11.655	1
1.95%
	12/31/2012	N/A	10.199	29
	12/31/2013	10.199	9.390	62
	12/31/2014	9.390	9.659	61
	12/31/2015	9.659	9.372	64
	12/31/2016	9.372	9.461	53
	12/31/2017	9.461	10.622	33
	12/31/2018	10.622	9.834	26
	12/31/2019	9.834	11.477	20
2.05%
	12/31/2012	N/A	10.192	0
	12/31/2013	10.192	9.375	0
	12/31/2014	9.375	9.633	0
	12/31/2015	9.633	9.337	0
	12/31/2016	9.337	9.417	0
	12/31/2017	9.417	10.562	0
	12/31/2018	10.562	9.769	0
	12/31/2019	9.769	11.389	0

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT CommodityRealReturn Strategy Portfolio
1.65%
	12/31/2010	9.798	12.001	198
	12/31/2011	12.001	10.913	349
	12/31/2012	10.913	11.312	352
	12/31/2013	11.312	9.491	285
	12/31/2014	9.491	7.616	210
	12/31/2015	7.616	5.566	179
	12/31/2016	5.566	6.304	150
	12/31/2017	6.304	6.335	127
	12/31/2018	6.335	5.350	115
	12/31/2019	5.350	5.864	101
1.70%
	12/31/2010	9.775	11.967	267
	12/31/2011	11.967	10.877	453
	12/31/2012	10.877	11.269	441
	12/31/2013	11.269	9.450	424
	12/31/2014	9.450	7.579	323
	12/31/2015	7.579	5.536	320
	12/31/2016	5.536	6.268	275
	12/31/2017	6.268	6.295	212
	12/31/2018	6.295	5.314	162
	12/31/2019	5.314	5.821	123
1.75%
	12/31/2010	9.752	11.933	16
	12/31/2011	11.933	10.841	25
	12/31/2012	10.841	11.226	24
	12/31/2013	11.226	9.409	20
	12/31/2014	9.409	7.542	13
	12/31/2015	7.542	5.506	12
	12/31/2016	5.506	6.231	10
	12/31/2017	6.231	6.255	9
	12/31/2018	6.255	5.277	2
	12/31/2019	5.277	5.779	2
1.80%
	12/31/2010	9.730	11.900	381
	12/31/2011	11.900	10.804	356
	12/31/2012	10.804	11.183	327
	12/31/2013	11.183	9.369	326
	12/31/2014	9.369	7.506	220
	12/31/2015	7.506	5.477	244
	12/31/2016	5.477	6.195	170
	12/31/2017	6.195	6.215	143
	12/31/2018	6.215	5.241	131
	12/31/2019	5.241	5.736	107
1.95%
	12/31/2010	9.662	11.799	262
	12/31/2011	11.799	10.697	315
	12/31/2012	10.697	11.054	299
	12/31/2013	11.054	9.247	300
	12/31/2014	9.247	7.398	269
	12/31/2015	7.398	5.390	262
	12/31/2016	5.390	6.087	169
	12/31/2017	6.087	6.098	147
	12/31/2018	6.098	5.135	132
	12/31/2019	5.135	5.611	105

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.05%
	12/31/2010	9.617	11.732	108
	12/31/2011	11.732	10.626	151
	12/31/2012	10.626	10.970	115
	12/31/2013	10.970	9.167	76
	12/31/2014	9.167	7.327	41
	12/31/2015	7.327	5.333	44
	12/31/2016	5.333	6.016	35
	12/31/2017	6.016	6.022	27
	12/31/2018	6.022	5.065	27
	12/31/2019	5.065	5.530	28
2.10%
	12/31/2010	9.594	11.699	470
	12/31/2011	11.699	10.590	415
	12/31/2012	10.590	10.928	406
	12/31/2013	10.928	9.128	431
	12/31/2014	9.128	7.291	388
	12/31/2015	7.291	5.304	463
	12/31/2016	5.304	5.981	393
	12/31/2017	5.981	5.984	418
	12/31/2018	5.984	5.031	469
	12/31/2019	5.031	5.489	486
2.15%
	12/31/2010	9.572	11.665	18
	12/31/2011	11.665	10.555	11
	12/31/2012	10.555	10.886	7
	12/31/2013	10.886	9.088	8
	12/31/2014	9.088	7.256	8
	12/31/2015	7.256	5.276	10
	12/31/2016	5.276	5.947	10
	12/31/2017	5.947	5.946	10
	12/31/2018	5.946	4.996	11
	12/31/2019	4.996	5.449	12
2.20%
	12/31/2010	9.549	11.632	630
	12/31/2011	11.632	10.520	642
	12/31/2012	10.520	10.844	592
	12/31/2013	10.844	9.049	640
	12/31/2014	9.049	7.221	627
	12/31/2015	7.221	5.248	695
	12/31/2016	5.248	5.912	638
	12/31/2017	5.912	5.908	617
	12/31/2018	5.908	4.962	504
	12/31/2019	4.962	5.409	526
2.25%
	12/31/2010	9.527	11.599	446
	12/31/2011	11.599	10.485	417
	12/31/2012	10.485	10.803	404
	12/31/2013	10.803	9.010	395
	12/31/2014	9.010	7.186	408
	12/31/2015	7.186	5.220	445
	12/31/2016	5.220	5.878	332
	12/31/2017	5.878	5.871	297
	12/31/2018	5.871	4.928	364
	12/31/2019	4.928	5.370	379

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.30%
	12/31/2010	9.505	11.566	3
	12/31/2011	11.566	10.450	1
	12/31/2012	10.450	10.761	0
	12/31/2013	10.761	8.971	0
	12/31/2014	8.971	7.151	0
	12/31/2015	7.151	5.192	1
	12/31/2016	5.192	5.843	0
	12/31/2017	5.843	5.834	0
	12/31/2018	5.834	4.895	0
	12/31/2019	4.895	5.330	1
2.35%
	12/31/2010	9.483	11.534	783
	12/31/2011	11.534	10.415	748
	12/31/2012	10.415	10.720	685
	12/31/2013	10.720	8.932	693
	12/31/2014	8.932	7.117	681
	12/31/2015	7.117	5.165	835
	12/31/2016	5.165	5.809	740
	12/31/2017	5.809	5.797	734
	12/31/2018	5.797	4.861	589
	12/31/2019	4.861	5.291	569
2.40%
	12/31/2010	9.460	11.501	307
	12/31/2011	11.501	10.380	301
	12/31/2012	10.380	10.679	296
	12/31/2013	10.679	8.893	282
	12/31/2014	8.893	7.083	249
	12/31/2015	7.083	5.137	292
	12/31/2016	5.137	5.775	278
	12/31/2017	5.775	5.760	324
	12/31/2018	5.760	4.828	335
	12/31/2019	4.828	5.253	332
2.45%
	12/31/2010	9.438	11.468	241
	12/31/2011	11.468	10.346	204
	12/31/2012	10.346	10.638	193
	12/31/2013	10.638	8.855	194
	12/31/2014	8.855	7.048	170
	12/31/2015	7.048	5.110	195
	12/31/2016	5.110	5.742	177
	12/31/2017	5.742	5.724	179
	12/31/2018	5.724	4.795	124
	12/31/2019	4.795	5.214	105
2.50%
	12/31/2010	9.416	11.436	514
	12/31/2011	11.436	10.311	530
	12/31/2012	10.311	10.597	484
	12/31/2013	10.597	8.816	467
	12/31/2014	8.816	7.014	480
	12/31/2015	7.014	5.083	551
	12/31/2016	5.083	5.708	510
	12/31/2017	5.708	5.688	536
	12/31/2018	5.688	4.763	451
	12/31/2019	4.763	5.176	432

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.55%
	12/31/2010	9.394	11.403	234
	12/31/2011	11.403	10.277	255
	12/31/2012	10.277	10.557	218
	12/31/2013	10.557	8.778	223
	12/31/2014	8.778	6.980	195
	12/31/2015	6.980	5.056	255
	12/31/2016	5.056	5.675	221
	12/31/2017	5.675	5.652	206
	12/31/2018	5.652	4.730	208
	12/31/2019	4.730	5.138	216
2.60%
	12/31/2010	9.372	11.371	148
	12/31/2011	11.371	10.243	158
	12/31/2012	10.243	10.516	137
	12/31/2013	10.516	8.740	181
	12/31/2014	8.740	6.947	214
	12/31/2015	6.947	5.029	279
	12/31/2016	5.029	5.642	209
	12/31/2017	5.642	5.616	212
	12/31/2018	5.616	4.698	196
	12/31/2019	4.698	5.101	177
2.65%
	12/31/2010	9.350	11.339	442
	12/31/2011	11.339	10.208	396
	12/31/2012	10.208	10.476	398
	12/31/2013	10.476	8.702	322
	12/31/2014	8.702	6.913	310
	12/31/2015	6.913	5.002	344
	12/31/2016	5.002	5.609	310
	12/31/2017	5.609	5.581	287
	12/31/2018	5.581	4.666	241
	12/31/2019	4.666	5.063	240
2.70%
	12/31/2010	9.329	11.307	107
	12/31/2011	11.307	10.174	105
	12/31/2012	10.174	10.436	75
	12/31/2013	10.436	8.664	76
	12/31/2014	8.664	6.880	88
	12/31/2015	6.880	4.975	85
	12/31/2016	4.975	5.577	79
	12/31/2017	5.577	5.545	78
	12/31/2018	5.545	4.634	63
	12/31/2019	4.634	5.026	74
2.75%
	12/31/2010	9.307	11.275	101
	12/31/2011	11.275	10.141	98
	12/31/2012	10.141	10.396	98
	12/31/2013	10.396	8.627	79
	12/31/2014	8.627	6.847	82
	12/31/2015	6.847	4.949	113
	12/31/2016	4.949	5.544	123
	12/31/2017	5.544	5.510	135
	12/31/2018	5.510	4.602	144
	12/31/2019	4.602	4.989	146

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.80%
	12/31/2010	9.285	11.243	100
	12/31/2011	11.243	10.107	101
	12/31/2012	10.107	10.356	84
	12/31/2013	10.356	8.590	84
	12/31/2014	8.590	6.813	74
	12/31/2015	6.813	4.922	94
	12/31/2016	4.922	5.512	93
	12/31/2017	5.512	5.475	89
	12/31/2018	5.475	4.571	76
	12/31/2019	4.571	4.953	75
2.85%
	12/31/2010	9.263	11.211	56
	12/31/2011	11.211	10.073	51
	12/31/2012	10.073	10.316	47
	12/31/2013	10.316	8.552	55
	12/31/2014	8.552	6.781	39
	12/31/2015	6.781	4.896	50
	12/31/2016	4.896	5.480	41
	12/31/2017	5.480	5.441	42
	12/31/2018	5.441	4.540	24
	12/31/2019	4.540	4.917	25
2.90%
	12/31/2010	9.242	11.179	51
	12/31/2011	11.179	10.040	48
	12/31/2012	10.040	10.277	45
	12/31/2013	10.277	8.515	61
	12/31/2014	8.515	6.748	83
	12/31/2015	6.748	4.870	110
	12/31/2016	4.870	5.448	102
	12/31/2017	5.448	5.406	113
	12/31/2018	5.406	4.509	109
	12/31/2019	4.509	4.881	116
2.95%
	12/31/2010	9.220	11.147	46
	12/31/2011	11.147	10.006	53
	12/31/2012	10.006	10.237	43
	12/31/2013	10.237	8.478	49
	12/31/2014	8.478	6.715	50
	12/31/2015	6.715	4.844	60
	12/31/2016	4.844	5.416	47
	12/31/2017	5.416	5.372	47
	12/31/2018	5.372	4.478	47
	12/31/2019	4.478	4.845	51
3.00%
	12/31/2010	9.199	11.116	9
	12/31/2011	11.116	9.973	6
	12/31/2012	9.973	10.198	5
	12/31/2013	10.198	8.442	5
	12/31/2014	8.442	6.683	9
	12/31/2015	6.683	4.818	15
	12/31/2016	4.818	5.385	8
	12/31/2017	5.385	5.338	9
	12/31/2018	5.338	4.448	11
	12/31/2019	4.448	4.810	10

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.05%
	12/31/2010	9.177	11.084	0
	12/31/2011	11.084	9.940	0
	12/31/2012	9.940	10.159	0
	12/31/2013	10.159	8.405	2
	12/31/2014	8.405	6.651	43
	12/31/2015	6.651	4.793	69
	12/31/2016	4.793	5.353	64
	12/31/2017	5.353	5.305	68
	12/31/2018	5.305	4.417	67
	12/31/2019	4.417	4.774	69
3.10%
	12/31/2010	9.156	11.053	3
	12/31/2011	11.053	9.906	0
	12/31/2012	9.906	10.120	0
	12/31/2013	10.120	8.369	0
	12/31/2014	8.369	6.618	0
	12/31/2015	6.618	4.767	0
	12/31/2016	4.767	5.322	4
	12/31/2017	5.322	5.271	3
	12/31/2018	5.271	4.387	1
	12/31/2019	4.387	4.740	1
3.15%
	12/31/2010	9.134	11.022	0
	12/31/2011	11.022	9.873	0
	12/31/2012	9.873	10.081	0
	12/31/2013	10.081	8.333	10
	12/31/2014	8.333	6.586	20
	12/31/2015	6.586	4.742	32
	12/31/2016	4.742	5.291	23
	12/31/2017	5.291	5.238	26
	12/31/2018	5.238	4.357	31
	12/31/2019	4.357	4.705	35
3.20%
	12/31/2013	N/A	9.220	0
	12/31/2014	9.220	7.285	0
	12/31/2015	7.285	5.242	2
	12/31/2016	5.242	5.846	2
	12/31/2017	5.846	5.784	2
	12/31/2018	5.784	4.810	1
	12/31/2019	4.810	5.191	1
3.25%
	12/31/2013	N/A	9.177	0
	12/31/2014	9.177	7.246	0
	12/31/2015	7.246	5.212	0
	12/31/2016	5.212	5.809	0
	12/31/2017	5.809	5.745	0
	12/31/2018	5.745	4.775	0
	12/31/2019	4.775	5.150	0
3.30%
	12/31/2013	N/A	8.225	0
	12/31/2014	8.225	6.492	7
	12/31/2015	6.492	4.666	11
	12/31/2016	4.666	5.199	14
	12/31/2017	5.199	5.139	18
	12/31/2018	5.139	4.269	21
	12/31/2019	4.269	4.602	20

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.35%
	12/31/2013	N/A	9.090	0
	12/31/2014	9.090	7.171	19
	12/31/2015	7.171	5.152	23
	12/31/2016	5.152	5.737	21
	12/31/2017	5.737	5.668	23
	12/31/2018	5.668	4.706	24
	12/31/2019	4.706	5.071	24
3.40%
	12/31/2013	N/A	9.046	0
	12/31/2014	9.046	7.133	0
	12/31/2015	7.133	5.122	0
	12/31/2016	5.122	5.701	0
	12/31/2017	5.701	5.630	0
	12/31/2018	5.630	4.672	0
	12/31/2019	4.672	5.032	0
PIMCO VIT Dynamic Bond Portfolio
1.65%
	12/31/2011	N/A	9.786	691
	12/31/2012	9.786	10.370	1,579
	12/31/2013	10.370	10.087	2,640
	12/31/2014	10.087	10.224	2,419
	12/31/2015	10.224	9.887	2,082
	12/31/2016	9.887	10.186	1,617
	12/31/2017	10.186	10.522	1,279
	12/31/2018	10.522	10.455	982
	12/31/2019	10.455	10.792	846
1.70%
	12/31/2011	N/A	9.782	366
	12/31/2012	9.782	10.362	1,258
	12/31/2013	10.362	10.073	1,859
	12/31/2014	10.073	10.205	1,984
	12/31/2015	10.205	9.864	2,031
	12/31/2016	9.864	10.157	2,067
	12/31/2017	10.157	10.487	1,943
	12/31/2018	10.487	10.415	1,685
	12/31/2019	10.415	10.745	1,483
1.75%
	12/31/2011	N/A	9.779	204
	12/31/2012	9.779	10.353	156
	12/31/2013	10.353	10.060	276
	12/31/2014	10.060	10.186	266
	12/31/2015	10.186	9.841	132
	12/31/2016	9.841	10.128	74
	12/31/2017	10.128	10.452	61
	12/31/2018	10.452	10.375	49
	12/31/2019	10.375	10.699	36
1.80%
	12/31/2011	N/A	9.776	55
	12/31/2012	9.776	10.344	98
	12/31/2013	10.344	10.046	180
	12/31/2014	10.046	10.167	163
	12/31/2015	10.167	9.818	92
	12/31/2016	9.818	10.099	153
	12/31/2017	10.099	10.417	131
	12/31/2018	10.417	10.335	104
	12/31/2019	10.335	10.652	98

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.95%
	12/31/2011	N/A	9.766	120
	12/31/2012	9.766	10.318	353
	12/31/2013	10.318	10.006	945
	12/31/2014	10.006	10.112	888
	12/31/2015	10.112	9.749	825
	12/31/2016	9.749	10.014	681
	12/31/2017	10.014	10.313	556
	12/31/2018	10.313	10.217	448
	12/31/2019	10.217	10.515	361
2.05%
	12/31/2011	N/A	9.759	20
	12/31/2012	9.759	10.301	34
	12/31/2013	10.301	9.979	166
	12/31/2014	9.979	10.074	123
	12/31/2015	10.074	9.704	101
	12/31/2016	9.704	9.957	109
	12/31/2017	9.957	10.244	133
	12/31/2018	10.244	10.139	109
	12/31/2019	10.139	10.424	102
2.10%
	12/31/2011	N/A	9.756	22
	12/31/2012	9.756	10.292	84
	12/31/2013	10.292	9.966	100
	12/31/2014	9.966	10.056	264
	12/31/2015	10.056	9.681	103
	12/31/2016	9.681	9.929	107
	12/31/2017	9.929	10.210	114
	12/31/2018	10.210	10.100	154
	12/31/2019	10.100	10.379	138
2.15%
	12/31/2011	N/A	9.753	8
	12/31/2012	9.753	10.284	15
	12/31/2013	10.284	9.952	15
	12/31/2014	9.952	10.037	15
	12/31/2015	10.037	9.658	15
	12/31/2016	9.658	9.901	1
	12/31/2017	9.901	10.176	8
	12/31/2018	10.176	10.061	8
	12/31/2019	10.061	10.334	8
2.20%
	12/31/2011	N/A	9.750	24
	12/31/2012	9.750	10.275	49
	12/31/2013	10.275	9.939	134
	12/31/2014	9.939	10.019	97
	12/31/2015	10.019	9.636	128
	12/31/2016	9.636	9.873	98
	12/31/2017	9.873	10.142	95
	12/31/2018	10.142	10.023	46
	12/31/2019	10.023	10.289	43

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.25%
	12/31/2011	N/A	9.746	45
	12/31/2012	9.746	10.267	48
	12/31/2013	10.267	9.926	88
	12/31/2014	9.926	10.001	80
	12/31/2015	10.001	9.613	70
	12/31/2016	9.613	9.845	76
	12/31/2017	9.845	10.109	70
	12/31/2018	10.109	9.984	58
	12/31/2019	9.984	10.244	32
2.30%
	12/31/2011	N/A	9.743	0
	12/31/2012	9.743	10.258	9
	12/31/2013	10.258	9.913	10
	12/31/2014	9.913	9.982	11
	12/31/2015	9.982	9.591	10
	12/31/2016	9.591	9.817	11
	12/31/2017	9.817	10.075	0
	12/31/2018	10.075	9.946	0
	12/31/2019	9.946	10.200	0
2.35%
	12/31/2011	N/A	9.740	46
	12/31/2012	9.740	10.249	118
	12/31/2013	10.249	9.899	202
	12/31/2014	9.899	9.964	119
	12/31/2015	9.964	9.568	108
	12/31/2016	9.568	9.789	145
	12/31/2017	9.789	10.041	130
	12/31/2018	10.041	9.908	83
	12/31/2019	9.908	10.156	140
2.40%
	12/31/2011	N/A	9.736	4
	12/31/2012	9.736	10.241	25
	12/31/2013	10.241	9.886	124
	12/31/2014	9.886	9.946	35
	12/31/2015	9.946	9.546	38
	12/31/2016	9.546	9.761	42
	12/31/2017	9.761	10.008	40
	12/31/2018	10.008	9.870	34
	12/31/2019	9.870	10.112	38
2.45%
	12/31/2011	N/A	9.733	2
	12/31/2012	9.733	10.232	12
	12/31/2013	10.232	9.873	293
	12/31/2014	9.873	9.927	279
	12/31/2015	9.927	9.524	250
	12/31/2016	9.524	9.734	245
	12/31/2017	9.734	9.974	244
	12/31/2018	9.974	9.832	137
	12/31/2019	9.832	10.068	57

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.50%
	12/31/2011	N/A	9.730	39
	12/31/2012	9.730	10.224	140
	12/31/2013	10.224	9.860	184
	12/31/2014	9.860	9.909	139
	12/31/2015	9.909	9.501	104
	12/31/2016	9.501	9.706	89
	12/31/2017	9.706	9.941	76
	12/31/2018	9.941	9.794	53
	12/31/2019	9.794	10.024	46
2.55%
	12/31/2011	N/A	9.727	8
	12/31/2012	9.727	10.215	16
	12/31/2013	10.215	9.846	34
	12/31/2014	9.846	9.891	47
	12/31/2015	9.891	9.479	36
	12/31/2016	9.479	9.678	38
	12/31/2017	9.678	9.908	47
	12/31/2018	9.908	9.757	21
	12/31/2019	9.757	9.981	17
2.60%
	12/31/2011	N/A	9.723	28
	12/31/2012	9.723	10.206	68
	12/31/2013	10.206	9.833	368
	12/31/2014	9.833	9.873	319
	12/31/2015	9.873	9.457	221
	12/31/2016	9.457	9.651	306
	12/31/2017	9.651	9.875	281
	12/31/2018	9.875	9.719	251
	12/31/2019	9.719	9.938	215
2.65%
	12/31/2011	N/A	9.720	13
	12/31/2012	9.720	10.198	16
	12/31/2013	10.198	9.820	135
	12/31/2014	9.820	9.855	112
	12/31/2015	9.855	9.435	87
	12/31/2016	9.435	9.624	84
	12/31/2017	9.624	9.842	54
	12/31/2018	9.842	9.682	51
	12/31/2019	9.682	9.895	45
2.70%
	12/31/2011	N/A	9.717	1
	12/31/2012	9.717	10.189	7
	12/31/2013	10.189	9.807	3
	12/31/2014	9.807	9.837	3
	12/31/2015	9.837	9.413	3
	12/31/2016	9.413	9.596	3
	12/31/2017	9.596	9.809	1
	12/31/2018	9.809	9.645	1
	12/31/2019	9.645	9.852	1

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.75%
	12/31/2011	N/A	9.714	8
	12/31/2012	9.714	10.181	24
	12/31/2013	10.181	9.794	20
	12/31/2014	9.794	9.818	18
	12/31/2015	9.818	9.391	16
	12/31/2016	9.391	9.569	35
	12/31/2017	9.569	9.777	29
	12/31/2018	9.777	9.608	28
	12/31/2019	9.608	9.809	27
2.80%
	12/31/2011	N/A	9.710	19
	12/31/2012	9.710	10.172	38
	12/31/2013	10.172	9.781	35
	12/31/2014	9.781	9.800	23
	12/31/2015	9.800	9.369	23
	12/31/2016	9.369	9.542	19
	12/31/2017	9.542	9.744	19
	12/31/2018	9.744	9.571	6
	12/31/2019	9.571	9.767	6
2.85%
	12/31/2011	N/A	9.707	0
	12/31/2012	9.707	10.164	0
	12/31/2013	10.164	9.768	3
	12/31/2014	9.768	9.782	5
	12/31/2015	9.782	9.347	7
	12/31/2016	9.347	9.515	7
	12/31/2017	9.515	9.712	13
	12/31/2018	9.712	9.535	12
	12/31/2019	9.535	9.724	12
2.90%
	12/31/2011	N/A	9.704	6
	12/31/2012	9.704	10.155	18
	12/31/2013	10.155	9.755	60
	12/31/2014	9.755	9.764	30
	12/31/2015	9.764	9.325	35
	12/31/2016	9.325	9.488	24
	12/31/2017	9.488	9.679	18
	12/31/2018	9.679	9.498	10
	12/31/2019	9.498	9.682	11
2.95%
	12/31/2011	N/A	9.701	10
	12/31/2012	9.701	10.147	10
	12/31/2013	10.147	9.742	13
	12/31/2014	9.742	9.747	16
	12/31/2015	9.747	9.304	16
	12/31/2016	9.304	9.461	15
	12/31/2017	9.461	9.647	7
	12/31/2018	9.647	9.462	1
	12/31/2019	9.462	9.640	1

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.00%
	12/31/2011	N/A	9.697	0
	12/31/2012	9.697	10.138	3
	12/31/2013	10.138	9.729	9
	12/31/2014	9.729	9.729	3
	12/31/2015	9.729	9.282	0
	12/31/2016	9.282	9.434	3
	12/31/2017	9.434	9.615	3
	12/31/2018	9.615	9.425	2
	12/31/2019	9.425	9.599	2
3.05%
	12/31/2011	N/A	9.694	0
	12/31/2012	9.694	10.130	2
	12/31/2013	10.130	9.716	33
	12/31/2014	9.716	9.711	0
	12/31/2015	9.711	9.260	0
	12/31/2016	9.260	9.408	1
	12/31/2017	9.408	9.583	1
	12/31/2018	9.583	9.389	3
	12/31/2019	9.389	9.557	3
3.10%
	12/31/2011	N/A	9.691	0
	12/31/2012	9.691	10.121	3
	12/31/2013	10.121	9.703	0
	12/31/2014	9.703	9.693	0
	12/31/2015	9.693	9.238	0
	12/31/2016	9.238	9.381	4
	12/31/2017	9.381	9.551	2
	12/31/2018	9.551	9.353	0
	12/31/2019	9.353	9.516	0
3.15%
	12/31/2011	N/A	9.688	0
	12/31/2012	9.688	10.113	0
	12/31/2013	10.113	9.690	1
	12/31/2014	9.690	9.675	1
	12/31/2015	9.675	9.217	1
	12/31/2016	9.217	9.354	1
	12/31/2017	9.354	9.519	0
	12/31/2018	9.519	9.317	0
	12/31/2019	9.317	9.474	0
3.20%
	12/31/2013	N/A	9.672	0
	12/31/2014	9.672	9.652	0
	12/31/2015	9.652	9.191	0
	12/31/2016	9.191	9.323	0
	12/31/2017	9.323	9.483	0
	12/31/2018	9.483	9.277	0
	12/31/2019	9.277	9.429	0
3.25%
	12/31/2013	N/A	9.659	0
	12/31/2014	9.659	9.635	0
	12/31/2015	9.635	9.169	0
	12/31/2016	9.169	9.297	0
	12/31/2017	9.297	9.451	0
	12/31/2018	9.451	9.241	0
	12/31/2019	9.241	9.388	0

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.30%
	12/31/2013	N/A	9.646	0
	12/31/2014	9.646	9.617	0
	12/31/2015	9.617	9.148	1
	12/31/2016	9.148	9.271	1
	12/31/2017	9.271	9.420	1
	12/31/2018	9.420	9.206	1
	12/31/2019	9.206	9.347	1
3.35%
	12/31/2013	N/A	9.633	0
	12/31/2014	9.633	9.599	0
	12/31/2015	9.599	9.126	0
	12/31/2016	9.126	9.244	0
	12/31/2017	9.244	9.388	0
	12/31/2018	9.388	9.171	0
	12/31/2019	9.171	9.306	0
3.40%
	12/31/2013	N/A	9.620	0
	12/31/2014	9.620	9.581	0
	12/31/2015	9.581	9.105	0
	12/31/2016	9.105	9.218	0
	12/31/2017	9.218	9.357	0
	12/31/2018	9.357	9.135	0
	12/31/2019	9.135	9.266	0
PIMCO VIT Emerging Markets Bond Portfolio
1.65%
	12/31/2010	13.170	14.530	999
	12/31/2011	14.530	15.198	1,423
	12/31/2012	15.198	17.624	1,339
	12/31/2013	17.624	16.128	1,325
	12/31/2014	16.128	16.106	1,208
	12/31/2015	16.106	15.486	1,047
	12/31/2016	15.486	17.266	846
	12/31/2017	17.266	18.664	670
	12/31/2018	18.664	17.488	543
	12/31/2019	17.488	19.747	461
1.70%
	12/31/2010	13.139	14.489	1,138
	12/31/2011	14.489	15.148	1,556
	12/31/2012	15.148	17.557	1,435
	12/31/2013	17.557	16.058	1,421
	12/31/2014	16.058	16.028	1,313
	12/31/2015	16.028	15.404	1,175
	12/31/2016	15.404	17.165	1,049
	12/31/2017	17.165	18.546	907
	12/31/2018	18.546	17.369	822
	12/31/2019	17.369	19.603	681

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.75%
	12/31/2010	13.108	14.448	80
	12/31/2011	14.448	15.097	272
	12/31/2012	15.097	17.490	241
	12/31/2013	17.490	15.989	211
	12/31/2014	15.989	15.951	128
	12/31/2015	15.951	15.322	125
	12/31/2016	15.322	17.065	123
	12/31/2017	17.065	18.429	40
	12/31/2018	18.429	17.250	21
	12/31/2019	17.250	19.459	15
1.80%
	12/31/2010	13.077	14.407	203
	12/31/2011	14.407	15.047	190
	12/31/2012	15.047	17.423	173
	12/31/2013	17.423	15.919	190
	12/31/2014	15.919	15.874	195
	12/31/2015	15.874	15.240	187
	12/31/2016	15.240	16.966	143
	12/31/2017	16.966	18.313	119
	12/31/2018	18.313	17.133	112
	12/31/2019	17.133	19.317	76
1.95%
	12/31/2010	12.986	14.285	377
	12/31/2011	14.285	14.897	474
	12/31/2012	14.897	17.223	453
	12/31/2013	17.223	15.713	414
	12/31/2014	15.713	15.645	332
	12/31/2015	15.645	14.998	568
	12/31/2016	14.998	16.671	530
	12/31/2017	16.671	17.968	485
	12/31/2018	17.968	16.785	307
	12/31/2019	16.785	18.896	174
2.05%
	12/31/2010	12.925	14.204	139
	12/31/2011	14.204	14.798	149
	12/31/2012	14.798	17.091	120
	12/31/2013	17.091	15.578	101
	12/31/2014	15.578	15.494	77
	12/31/2015	15.494	14.839	64
	12/31/2016	14.839	16.478	38
	12/31/2017	16.478	17.741	26
	12/31/2018	17.741	16.557	25
	12/31/2019	16.557	18.621	23
2.10%
	12/31/2010	12.895	14.164	169
	12/31/2011	14.164	14.748	147
	12/31/2012	14.748	17.026	152
	12/31/2013	17.026	15.510	151
	12/31/2014	15.510	15.419	130
	12/31/2015	15.419	14.760	117
	12/31/2016	14.760	16.382	103
	12/31/2017	16.382	17.629	92
	12/31/2018	17.629	16.444	96
	12/31/2019	16.444	18.484	88

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.15%
	12/31/2010	12.865	14.124	10
	12/31/2011	14.124	14.699	1
	12/31/2012	14.699	16.960	2
	12/31/2013	16.960	15.443	2
	12/31/2014	15.443	15.345	2
	12/31/2015	15.345	14.681	3
	12/31/2016	14.681	16.286	2
	12/31/2017	16.286	17.518	1
	12/31/2018	17.518	16.332	1
	12/31/2019	16.332	18.349	1
2.20%
	12/31/2010	12.835	14.084	296
	12/31/2011	14.084	14.650	241
	12/31/2012	14.650	16.895	226
	12/31/2013	16.895	15.376	233
	12/31/2014	15.376	15.271	183
	12/31/2015	15.271	14.603	136
	12/31/2016	14.603	16.191	122
	12/31/2017	16.191	17.407	142
	12/31/2018	17.407	16.220	120
	12/31/2019	16.220	18.215	104
2.25%
	12/31/2010	12.805	14.044	133
	12/31/2011	14.044	14.602	156
	12/31/2012	14.602	16.831	155
	12/31/2013	16.831	15.310	153
	12/31/2014	15.310	15.197	95
	12/31/2015	15.197	14.525	84
	12/31/2016	14.525	16.097	86
	12/31/2017	16.097	17.297	79
	12/31/2018	17.297	16.110	84
	12/31/2019	16.110	18.082	76
2.30%
	12/31/2010	12.775	14.004	3
	12/31/2011	14.004	14.553	0
	12/31/2012	14.553	16.766	0
	12/31/2013	16.766	15.243	0
	12/31/2014	15.243	15.124	0
	12/31/2015	15.124	14.448	0
	12/31/2016	14.448	16.003	0
	12/31/2017	16.003	17.188	0
	12/31/2018	17.188	16.000	0
	12/31/2019	16.000	17.950	0
2.35%
	12/31/2010	12.745	13.964	576
	12/31/2011	13.964	14.504	485
	12/31/2012	14.504	16.702	453
	12/31/2013	16.702	15.177	397
	12/31/2014	15.177	15.051	327
	12/31/2015	15.051	14.371	264
	12/31/2016	14.371	15.910	208
	12/31/2017	15.910	17.079	217
	12/31/2018	17.079	15.891	188
	12/31/2019	15.891	17.818	167

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.40%
	12/31/2010	12.716	13.925	183
	12/31/2011	13.925	14.456	174
	12/31/2012	14.456	16.638	149
	12/31/2013	16.638	15.111	149
	12/31/2014	15.111	14.978	128
	12/31/2015	14.978	14.294	99
	12/31/2016	14.294	15.817	93
	12/31/2017	15.817	16.971	93
	12/31/2018	16.971	15.782	99
	12/31/2019	15.782	17.688	77
2.45%
	12/31/2010	12.686	13.885	106
	12/31/2011	13.885	14.408	83
	12/31/2012	14.408	16.574	69
	12/31/2013	16.574	15.046	46
	12/31/2014	15.046	14.906	43
	12/31/2015	14.906	14.218	29
	12/31/2016	14.218	15.725	27
	12/31/2017	15.725	16.864	24
	12/31/2018	16.864	15.675	15
	12/31/2019	15.675	17.558	11
2.50%
	12/31/2010	12.656	13.846	351
	12/31/2011	13.846	14.360	265
	12/31/2012	14.360	16.511	231
	12/31/2013	16.511	14.981	194
	12/31/2014	14.981	14.834	157
	12/31/2015	14.834	14.142	137
	12/31/2016	14.142	15.634	122
	12/31/2017	15.634	16.757	125
	12/31/2018	16.757	15.568	95
	12/31/2019	15.568	17.430	82
2.55%
	12/31/2010	12.627	13.807	112
	12/31/2011	13.807	14.312	89
	12/31/2012	14.312	16.447	75
	12/31/2013	16.447	14.916	81
	12/31/2014	14.916	14.762	77
	12/31/2015	14.762	14.067	68
	12/31/2016	14.067	15.543	60
	12/31/2017	15.543	16.651	51
	12/31/2018	16.651	15.462	56
	12/31/2019	15.462	17.303	49
2.60%
	12/31/2010	12.597	13.767	227
	12/31/2011	13.767	14.264	193
	12/31/2012	14.264	16.384	152
	12/31/2013	16.384	14.851	88
	12/31/2014	14.851	14.691	102
	12/31/2015	14.691	13.992	76
	12/31/2016	13.992	15.452	67
	12/31/2017	15.452	16.546	55
	12/31/2018	16.546	15.356	60
	12/31/2019	15.356	17.176	56

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.65%
	12/31/2010	12.568	13.728	205
	12/31/2011	13.728	14.217	175
	12/31/2012	14.217	16.321	164
	12/31/2013	16.321	14.787	169
	12/31/2014	14.787	14.620	157
	12/31/2015	14.620	13.918	137
	12/31/2016	13.918	15.362	122
	12/31/2017	15.362	16.442	112
	12/31/2018	16.442	15.252	85
	12/31/2019	15.252	17.050	70
2.70%
	12/31/2010	12.538	13.690	55
	12/31/2011	13.690	14.169	28
	12/31/2012	14.169	16.259	26
	12/31/2013	16.259	14.723	24
	12/31/2014	14.723	14.549	25
	12/31/2015	14.549	13.843	18
	12/31/2016	13.843	15.273	21
	12/31/2017	15.273	16.338	12
	12/31/2018	16.338	15.148	14
	12/31/2019	15.148	16.926	15
2.75%
	12/31/2010	12.509	13.651	75
	12/31/2011	13.651	14.122	73
	12/31/2012	14.122	16.197	53
	12/31/2013	16.197	14.659	47
	12/31/2014	14.659	14.479	93
	12/31/2015	14.479	13.770	81
	12/31/2016	13.770	15.184	73
	12/31/2017	15.184	16.235	69
	12/31/2018	16.235	15.044	65
	12/31/2019	15.044	16.802	59
2.80%
	12/31/2010	12.480	13.612	141
	12/31/2011	13.612	14.075	88
	12/31/2012	14.075	16.135	82
	12/31/2013	16.135	14.596	83
	12/31/2014	14.596	14.409	65
	12/31/2015	14.409	13.696	61
	12/31/2016	13.696	15.095	48
	12/31/2017	15.095	16.132	46
	12/31/2018	16.132	14.942	37
	12/31/2019	14.942	16.679	22
2.85%
	12/31/2010	12.451	13.573	31
	12/31/2011	13.573	14.028	31
	12/31/2012	14.028	16.073	29
	12/31/2013	16.073	14.533	17
	12/31/2014	14.533	14.339	12
	12/31/2015	14.339	13.623	11
	12/31/2016	13.623	15.007	10
	12/31/2017	15.007	16.030	10
	12/31/2018	16.030	14.840	4
	12/31/2019	14.840	16.557	5

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.90%
	12/31/2010	12.422	13.535	44
	12/31/2011	13.535	13.982	37
	12/31/2012	13.982	16.011	38
	12/31/2013	16.011	14.470	31
	12/31/2014	14.470	14.270	39
	12/31/2015	14.270	13.551	36
	12/31/2016	13.551	14.920	31
	12/31/2017	14.920	15.929	32
	12/31/2018	15.929	14.739	31
	12/31/2019	14.739	16.436	31
2.95%
	12/31/2010	12.393	13.497	39
	12/31/2011	13.497	13.935	17
	12/31/2012	13.935	15.950	29
	12/31/2013	15.950	14.407	17
	12/31/2014	14.407	14.201	18
	12/31/2015	14.201	13.479	16
	12/31/2016	13.479	14.833	13
	12/31/2017	14.833	15.828	11
	12/31/2018	15.828	14.638	10
	12/31/2019	14.638	16.316	8
3.00%
	12/31/2010	12.364	13.458	6
	12/31/2011	13.458	13.889	5
	12/31/2012	13.889	15.889	4
	12/31/2013	15.889	14.345	5
	12/31/2014	14.345	14.133	2
	12/31/2015	14.133	13.407	0
	12/31/2016	13.407	14.747	0
	12/31/2017	14.747	15.728	6
	12/31/2018	15.728	14.538	7
	12/31/2019	14.538	16.196	6
3.05%
	12/31/2010	12.335	13.420	26
	12/31/2011	13.420	13.842	25
	12/31/2012	13.842	15.828	26
	12/31/2013	15.828	14.282	10
	12/31/2014	14.282	14.064	11
	12/31/2015	14.064	13.336	11
	12/31/2016	13.336	14.661	10
	12/31/2017	14.661	15.629	17
	12/31/2018	15.629	14.439	18
	12/31/2019	14.439	16.078	21
3.10%
	12/31/2010	12.306	13.382	31
	12/31/2011	13.382	13.796	21
	12/31/2012	13.796	15.767	21
	12/31/2013	15.767	14.221	6
	12/31/2014	14.221	13.997	6
	12/31/2015	13.997	13.264	5
	12/31/2016	13.264	14.576	6
	12/31/2017	14.576	15.530	5
	12/31/2018	15.530	14.341	5
	12/31/2019	14.341	15.960	5

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.15%
	12/31/2010	12.277	13.344	21
	12/31/2011	13.344	13.750	2
	12/31/2012	13.750	15.707	1
	12/31/2013	15.707	14.159	3
	12/31/2014	14.159	13.929	4
	12/31/2015	13.929	13.194	3
	12/31/2016	13.194	14.491	4
	12/31/2017	14.491	15.432	3
	12/31/2018	15.432	14.243	5
	12/31/2019	14.243	15.843	5
3.20%
	12/31/2013	N/A	22.102	0
	12/31/2014	22.102	21.732	0
	12/31/2015	21.732	20.575	0
	12/31/2016	20.575	22.586	0
	12/31/2017	22.586	24.041	0
	12/31/2018	24.041	22.177	2
	12/31/2019	22.177	24.657	2
3.25%
	12/31/2013	N/A	21.978	0
	12/31/2014	21.978	21.599	0
	12/31/2015	21.599	20.439	0
	12/31/2016	20.439	22.425	0
	12/31/2017	22.425	23.858	0
	12/31/2018	23.858	21.998	0
	12/31/2019	21.998	24.445	0
3.30%
	12/31/2013	N/A	13.976	0
	12/31/2014	13.976	13.728	0
	12/31/2015	13.728	12.984	1
	12/31/2016	12.984	14.239	3
	12/31/2017	14.239	15.141	4
	12/31/2018	15.141	13.954	7
	12/31/2019	13.954	15.498	8
3.35%
	12/31/2013	N/A	21.731	0
	12/31/2014	21.731	21.335	1
	12/31/2015	21.335	20.169	1
	12/31/2016	20.169	22.107	1
	12/31/2017	22.107	23.496	1
	12/31/2018	23.496	21.642	1
	12/31/2019	21.642	24.026	1
3.40%
	12/31/2013	N/A	21.609	0
	12/31/2014	21.609	21.205	0
	12/31/2015	21.205	20.036	0
	12/31/2016	20.036	21.950	0
	12/31/2017	21.950	23.317	0
	12/31/2018	23.317	21.467	0
	12/31/2019	21.467	23.819	0

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)
1.65%
	12/31/2010	11.627	12.770	371
	12/31/2011	12.770	13.513	523
	12/31/2012	13.513	14.214	512
	12/31/2013	14.214	12.796	507
	12/31/2014	12.796	12.872	434
	12/31/2015	12.872	12.150	361
	12/31/2016	12.150	12.435	323
	12/31/2017	12.435	13.288	285
	12/31/2018	13.288	12.521	242
	12/31/2019	12.521	13.071	210
1.70%
	12/31/2010	11.600	12.734	595
	12/31/2011	12.734	13.468	736
	12/31/2012	13.468	14.159	709
	12/31/2013	14.159	12.741	752
	12/31/2014	12.741	12.809	738
	12/31/2015	12.809	12.086	695
	12/31/2016	12.086	12.362	637
	12/31/2017	12.362	13.204	547
	12/31/2018	13.204	12.435	491
	12/31/2019	12.435	12.975	424
1.75%
	12/31/2010	11.572	12.698	19
	12/31/2011	12.698	13.423	42
	12/31/2012	13.423	14.105	39
	12/31/2013	14.105	12.685	23
	12/31/2014	12.685	12.748	22
	12/31/2015	12.748	12.021	15
	12/31/2016	12.021	12.290	15
	12/31/2017	12.290	13.120	12
	12/31/2018	13.120	12.350	10
	12/31/2019	12.350	12.880	6
1.80%
	12/31/2010	11.545	12.662	174
	12/31/2011	12.662	13.378	154
	12/31/2012	13.378	14.051	154
	12/31/2013	14.051	12.630	155
	12/31/2014	12.630	12.686	158
	12/31/2015	12.686	11.957	147
	12/31/2016	11.957	12.219	101
	12/31/2017	12.219	13.037	69
	12/31/2018	13.037	12.266	62
	12/31/2019	12.266	12.786	47
1.95%
	12/31/2010	11.465	12.554	222
	12/31/2011	12.554	13.245	335
	12/31/2012	13.245	13.890	287
	12/31/2013	13.890	12.467	303
	12/31/2014	12.467	12.503	288
	12/31/2015	12.503	11.767	246
	12/31/2016	11.767	12.007	226
	12/31/2017	12.007	12.792	199
	12/31/2018	12.792	12.017	184
	12/31/2019	12.017	12.507	152

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.05%
	12/31/2010	11.411	12.483	76
	12/31/2011	12.483	13.157	91
	12/31/2012	13.157	13.784	88
	12/31/2013	13.784	12.359	90
	12/31/2014	12.359	12.383	87
	12/31/2015	12.383	11.642	61
	12/31/2016	11.642	11.867	36
	12/31/2017	11.867	12.631	37
	12/31/2018	12.631	11.854	36
	12/31/2019	11.854	12.325	35
2.10%
	12/31/2010	11.385	12.448	142
	12/31/2011	12.448	13.113	124
	12/31/2012	13.113	13.731	152
	12/31/2013	13.731	12.306	144
	12/31/2014	12.306	12.323	123
	12/31/2015	12.323	11.580	113
	12/31/2016	11.580	11.798	102
	12/31/2017	11.798	12.551	81
	12/31/2018	12.551	11.773	89
	12/31/2019	11.773	12.235	90
2.15%
	12/31/2010	11.358	12.412	4
	12/31/2011	12.412	13.069	3
	12/31/2012	13.069	13.678	2
	12/31/2013	13.678	12.252	2
	12/31/2014	12.252	12.263	2
	12/31/2015	12.263	11.519	1
	12/31/2016	11.519	11.729	1
	12/31/2017	11.729	12.471	1
	12/31/2018	12.471	11.693	1
	12/31/2019	11.693	12.145	1
2.20%
	12/31/2010	11.331	12.377	257
	12/31/2011	12.377	13.026	225
	12/31/2012	13.026	13.626	208
	12/31/2013	13.626	12.199	211
	12/31/2014	12.199	12.204	191
	12/31/2015	12.204	11.457	157
	12/31/2016	11.457	11.661	135
	12/31/2017	11.661	12.393	144
	12/31/2018	12.393	11.613	106
	12/31/2019	11.613	12.057	91
2.25%
	12/31/2010	11.305	12.342	158
	12/31/2011	12.342	12.982	143
	12/31/2012	12.982	13.574	156
	12/31/2013	13.574	12.147	133
	12/31/2014	12.147	12.145	128
	12/31/2015	12.145	11.396	105
	12/31/2016	11.396	11.593	92
	12/31/2017	11.593	12.314	83
	12/31/2018	12.314	11.534	91
	12/31/2019	11.534	11.968	83

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.30%
	12/31/2010	11.279	12.307	0
	12/31/2011	12.307	12.939	0
	12/31/2012	12.939	13.522	0
	12/31/2013	13.522	12.094	0
	12/31/2014	12.094	12.087	0
	12/31/2015	12.087	11.336	0
	12/31/2016	11.336	11.526	0
	12/31/2017	11.526	12.236	0
	12/31/2018	12.236	11.455	0
	12/31/2019	11.455	11.881	0
2.35%
	12/31/2010	11.252	12.272	467
	12/31/2011	12.272	12.896	391
	12/31/2012	12.896	13.470	354
	12/31/2013	13.470	12.042	326
	12/31/2014	12.042	12.028	275
	12/31/2015	12.028	11.275	239
	12/31/2016	11.275	11.459	205
	12/31/2017	11.459	12.159	186
	12/31/2018	12.159	11.377	144
	12/31/2019	11.377	11.794	131
2.40%
	12/31/2010	11.226	12.237	234
	12/31/2011	12.237	12.853	169
	12/31/2012	12.853	13.418	141
	12/31/2013	13.418	11.989	133
	12/31/2014	11.989	11.970	162
	12/31/2015	11.970	11.215	106
	12/31/2016	11.215	11.392	90
	12/31/2017	11.392	12.082	84
	12/31/2018	12.082	11.299	72
	12/31/2019	11.299	11.708	70
2.45%
	12/31/2010	11.200	12.203	106
	12/31/2011	12.203	12.810	91
	12/31/2012	12.810	13.367	73
	12/31/2013	13.367	11.937	68
	12/31/2014	11.937	11.912	60
	12/31/2015	11.912	11.155	54
	12/31/2016	11.155	11.325	51
	12/31/2017	11.325	12.006	46
	12/31/2018	12.006	11.222	40
	12/31/2019	11.222	11.622	28
2.50%
	12/31/2010	11.174	12.168	305
	12/31/2011	12.168	12.767	265
	12/31/2012	12.767	13.316	246
	12/31/2013	13.316	11.886	215
	12/31/2014	11.886	11.855	194
	12/31/2015	11.855	11.096	147
	12/31/2016	11.096	11.260	142
	12/31/2017	11.260	11.930	150
	12/31/2018	11.930	11.146	132
	12/31/2019	11.146	11.537	128

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.55%
	12/31/2010	11.147	12.134	98
	12/31/2011	12.134	12.725	87
	12/31/2012	12.725	13.265	70
	12/31/2013	13.265	11.834	58
	12/31/2014	11.834	11.798	59
	12/31/2015	11.798	11.037	59
	12/31/2016	11.037	11.194	51
	12/31/2017	11.194	11.855	45
	12/31/2018	11.855	11.070	39
	12/31/2019	11.070	11.453	38
2.60%
	12/31/2010	11.121	12.099	130
	12/31/2011	12.099	12.682	112
	12/31/2012	12.682	13.214	104
	12/31/2013	13.214	11.783	109
	12/31/2014	11.783	11.741	91
	12/31/2015	11.741	10.978	93
	12/31/2016	10.978	11.129	87
	12/31/2017	11.129	11.780	96
	12/31/2018	11.780	10.994	86
	12/31/2019	10.994	11.369	80
2.65%
	12/31/2010	11.095	12.065	253
	12/31/2011	12.065	12.640	249
	12/31/2012	12.640	13.163	230
	12/31/2013	13.163	11.732	188
	12/31/2014	11.732	11.684	167
	12/31/2015	11.684	10.920	142
	12/31/2016	10.920	11.064	119
	12/31/2017	11.064	11.705	108
	12/31/2018	11.705	10.919	73
	12/31/2019	10.919	11.286	71
2.70%
	12/31/2010	11.069	12.031	61
	12/31/2011	12.031	12.598	43
	12/31/2012	12.598	13.113	35
	12/31/2013	13.113	11.681	28
	12/31/2014	11.681	11.628	24
	12/31/2015	11.628	10.861	17
	12/31/2016	10.861	11.000	16
	12/31/2017	11.000	11.631	29
	12/31/2018	11.631	10.845	26
	12/31/2019	10.845	11.203	11
2.75%
	12/31/2010	11.044	11.997	84
	12/31/2011	11.997	12.556	69
	12/31/2012	12.556	13.062	64
	12/31/2013	13.062	11.631	64
	12/31/2014	11.631	11.571	60
	12/31/2015	11.571	10.804	67
	12/31/2016	10.804	10.935	66
	12/31/2017	10.935	11.558	64
	12/31/2018	11.558	10.771	53
	12/31/2019	10.771	11.121	59

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.80%
	12/31/2010	11.018	11.963	105
	12/31/2011	11.963	12.514	86
	12/31/2012	12.514	13.012	79
	12/31/2013	13.012	11.580	77
	12/31/2014	11.580	11.515	72
	12/31/2015	11.515	10.746	66
	12/31/2016	10.746	10.872	59
	12/31/2017	10.872	11.485	43
	12/31/2018	11.485	10.697	33
	12/31/2019	10.697	11.040	30
2.85%
	12/31/2010	10.992	11.929	19
	12/31/2011	11.929	12.473	4
	12/31/2012	12.473	12.962	4
	12/31/2013	12.962	11.530	6
	12/31/2014	11.530	11.460	6
	12/31/2015	11.460	10.689	5
	12/31/2016	10.689	10.808	5
	12/31/2017	10.808	11.412	8
	12/31/2018	11.412	10.625	11
	12/31/2019	10.625	10.959	12
2.90%
	12/31/2010	10.966	11.895	53
	12/31/2011	11.895	12.431	39
	12/31/2012	12.431	12.913	36
	12/31/2013	12.913	11.480	37
	12/31/2014	11.480	11.405	39
	12/31/2015	11.405	10.632	39
	12/31/2016	10.632	10.746	38
	12/31/2017	10.746	11.340	38
	12/31/2018	11.340	10.552	40
	12/31/2019	10.552	10.879	43
2.95%
	12/31/2010	10.941	11.861	76
	12/31/2011	11.861	12.390	61
	12/31/2012	12.390	12.863	62
	12/31/2013	12.863	11.430	47
	12/31/2014	11.430	11.349	43
	12/31/2015	11.349	10.575	40
	12/31/2016	10.575	10.683	30
	12/31/2017	10.683	11.269	21
	12/31/2018	11.269	10.480	19
	12/31/2019	10.480	10.799	14
3.00%
	12/31/2010	10.915	11.828	7
	12/31/2011	11.828	12.348	7
	12/31/2012	12.348	12.814	10
	12/31/2013	12.814	11.381	2
	12/31/2014	11.381	11.295	2
	12/31/2015	11.295	10.519	2
	12/31/2016	10.519	10.621	2
	12/31/2017	10.621	11.197	2
	12/31/2018	11.197	10.409	12
	12/31/2019	10.409	10.720	12

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.05%
	12/31/2010	10.890	11.794	15
	12/31/2011	11.794	12.307	15
	12/31/2012	12.307	12.765	12
	12/31/2013	12.765	11.332	8
	12/31/2014	11.332	11.240	8
	12/31/2015	11.240	10.463	10
	12/31/2016	10.463	10.559	7
	12/31/2017	10.559	11.127	15
	12/31/2018	11.127	10.338	19
	12/31/2019	10.338	10.642	17
3.10%
	12/31/2010	10.864	11.761	18
	12/31/2011	11.761	12.266	20
	12/31/2012	12.266	12.716	21
	12/31/2013	12.716	11.283	17
	12/31/2014	11.283	11.186	14
	12/31/2015	11.186	10.407	14
	12/31/2016	10.407	10.497	14
	12/31/2017	10.497	11.056	14
	12/31/2018	11.056	10.267	14
	12/31/2019	10.267	10.564	16
3.15%
	12/31/2010	10.839	11.727	5
	12/31/2011	11.727	12.225	5
	12/31/2012	12.225	12.667	6
	12/31/2013	12.667	11.234	7
	12/31/2014	11.234	11.132	8
	12/31/2015	11.132	10.352	13
	12/31/2016	10.352	10.436	11
	12/31/2017	10.436	10.986	7
	12/31/2018	10.986	10.197	9
	12/31/2019	10.197	10.487	10
3.20%
	12/31/2013	N/A	15.188	0
	12/31/2014	15.188	15.043	0
	12/31/2015	15.043	13.982	0
	12/31/2016	13.982	14.089	0
	12/31/2017	14.089	14.824	0
	12/31/2018	14.824	13.753	0
	12/31/2019	13.753	14.136	0
3.25%
	12/31/2013	N/A	15.098	0
	12/31/2014	15.098	14.946	0
	12/31/2015	14.946	13.884	0
	12/31/2016	13.884	13.984	0
	12/31/2017	13.984	14.706	0
	12/31/2018	14.706	13.636	0
	12/31/2019	13.636	14.009	0
3.30%
	12/31/2013	N/A	11.088	0
	12/31/2014	11.088	10.971	0
	12/31/2015	10.971	10.187	1
	12/31/2016	10.187	10.255	5
	12/31/2017	10.255	10.779	6
	12/31/2018	10.779	9.990	11
	12/31/2019	9.990	10.258	13

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.35%
	12/31/2013	N/A	14.917	0
	12/31/2014	14.917	14.753	0
	12/31/2015	14.753	13.691	0
	12/31/2016	13.691	13.776	0
	12/31/2017	13.776	14.473	0
	12/31/2018	14.473	13.406	1
	12/31/2019	13.406	13.759	1
3.40%
	12/31/2013	N/A	14.828	0
	12/31/2014	14.828	14.657	0
	12/31/2015	14.657	13.596	0
	12/31/2016	13.596	13.673	0
	12/31/2017	13.673	14.358	0
	12/31/2018	14.358	13.293	0
	12/31/2019	13.293	13.636	0
PIMCO VIT Global Core Bond (Hedged) Portfolio
1.65%
	12/31/2011	N/A	9.797	608
	12/31/2012	9.797	10.233	990
	12/31/2013	10.233	9.749	1,003
	12/31/2014	9.749	9.446	1,007
	12/31/2015	9.446	8.824	958
	12/31/2016	8.824	9.269	834
	12/31/2017	9.269	9.508	769
	12/31/2018	9.508	9.450	707
	12/31/2019	9.450	10.029	637
1.70%
	12/31/2011	N/A	9.794	358
	12/31/2012	9.794	10.224	839
	12/31/2013	10.224	9.736	1,132
	12/31/2014	9.736	9.429	1,111
	12/31/2015	9.429	8.803	1,149
	12/31/2016	8.803	9.242	1,148
	12/31/2017	9.242	9.477	1,117
	12/31/2018	9.477	9.414	1,089
	12/31/2019	9.414	9.985	934
1.75%
	12/31/2011	N/A	9.791	28
	12/31/2012	9.791	10.216	47
	12/31/2013	10.216	9.723	26
	12/31/2014	9.723	9.411	19
	12/31/2015	9.411	8.783	17
	12/31/2016	8.783	9.216	21
	12/31/2017	9.216	9.445	10
	12/31/2018	9.445	9.378	8
	12/31/2019	9.378	9.942	6
1.80%
	12/31/2011	N/A	9.788	7
	12/31/2012	9.788	10.207	11
	12/31/2013	10.207	9.710	9
	12/31/2014	9.710	9.394	16
	12/31/2015	9.394	8.762	9
	12/31/2016	8.762	9.190	15
	12/31/2017	9.190	9.414	29
	12/31/2018	9.414	9.342	82
	12/31/2019	9.342	9.899	32

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.95%
	12/31/2011	N/A	9.778	234
	12/31/2012	9.778	10.182	387
	12/31/2013	10.182	9.671	291
	12/31/2014	9.671	9.342	273
	12/31/2015	9.342	8.701	243
	12/31/2016	8.701	9.112	303
	12/31/2017	9.112	9.320	217
	12/31/2018	9.320	9.235	184
	12/31/2019	9.235	9.771	143
2.05%
	12/31/2011	N/A	9.771	17
	12/31/2012	9.771	10.164	21
	12/31/2013	10.164	9.645	22
	12/31/2014	9.645	9.308	18
	12/31/2015	9.308	8.660	21
	12/31/2016	8.660	9.061	14
	12/31/2017	9.061	9.258	46
	12/31/2018	9.258	9.164	75
	12/31/2019	9.164	9.687	92
2.10%
	12/31/2011	N/A	9.768	5
	12/31/2012	9.768	10.156	11
	12/31/2013	10.156	9.632	28
	12/31/2014	9.632	9.291	33
	12/31/2015	9.291	8.640	33
	12/31/2016	8.640	9.035	32
	12/31/2017	9.035	9.227	56
	12/31/2018	9.227	9.129	291
	12/31/2019	9.129	9.645	39
2.15%
	12/31/2011	N/A	9.765	1
	12/31/2012	9.765	10.147	0
	12/31/2013	10.147	9.619	0
	12/31/2014	9.619	9.274	0
	12/31/2015	9.274	8.620	0
	12/31/2016	8.620	9.009	0
	12/31/2017	9.009	9.196	0
	12/31/2018	9.196	9.094	0
	12/31/2019	9.094	9.603	0
2.20%
	12/31/2011	N/A	9.761	29
	12/31/2012	9.761	10.139	38
	12/31/2013	10.139	9.606	43
	12/31/2014	9.606	9.257	51
	12/31/2015	9.257	8.600	48
	12/31/2016	8.600	8.984	42
	12/31/2017	8.984	9.166	27
	12/31/2018	9.166	9.059	43
	12/31/2019	9.059	9.561	35

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.25%
	12/31/2011	N/A	9.758	12
	12/31/2012	9.758	10.130	22
	12/31/2013	10.130	9.593	22
	12/31/2014	9.593	9.240	28
	12/31/2015	9.240	8.580	33
	12/31/2016	8.580	8.958	39
	12/31/2017	8.958	9.135	55
	12/31/2018	9.135	9.025	71
	12/31/2019	9.025	9.520	58
2.30%
	12/31/2011	N/A	9.755	6
	12/31/2012	9.755	10.122	11
	12/31/2013	10.122	9.581	12
	12/31/2014	9.581	9.223	0
	12/31/2015	9.223	8.560	0
	12/31/2016	8.560	8.933	0
	12/31/2017	8.933	9.105	0
	12/31/2018	9.105	8.990	0
	12/31/2019	8.990	9.479	0
2.35%
	12/31/2011	N/A	9.752	59
	12/31/2012	9.752	10.113	58
	12/31/2013	10.113	9.568	52
	12/31/2014	9.568	9.206	60
	12/31/2015	9.206	8.540	61
	12/31/2016	8.540	8.908	79
	12/31/2017	8.908	9.074	35
	12/31/2018	9.074	8.955	99
	12/31/2019	8.955	9.438	38
2.40%
	12/31/2011	N/A	9.748	7
	12/31/2012	9.748	10.105	22
	12/31/2013	10.105	9.555	25
	12/31/2014	9.555	9.189	36
	12/31/2015	9.189	8.520	34
	12/31/2016	8.520	8.882	45
	12/31/2017	8.882	9.044	20
	12/31/2018	9.044	8.921	36
	12/31/2019	8.921	9.397	34
2.45%
	12/31/2011	N/A	9.745	24
	12/31/2012	9.745	10.097	6
	12/31/2013	10.097	9.542	21
	12/31/2014	9.542	9.172	14
	12/31/2015	9.172	8.500	8
	12/31/2016	8.500	8.857	6
	12/31/2017	8.857	9.014	14
	12/31/2018	9.014	8.887	24
	12/31/2019	8.887	9.356	13

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.50%
	12/31/2011	N/A	9.742	60
	12/31/2012	9.742	10.088	70
	12/31/2013	10.088	9.529	49
	12/31/2014	9.529	9.155	53
	12/31/2015	9.155	8.480	31
	12/31/2016	8.480	8.832	74
	12/31/2017	8.832	8.984	47
	12/31/2018	8.984	8.853	51
	12/31/2019	8.853	9.316	59
2.55%
	12/31/2011	N/A	9.738	1
	12/31/2012	9.738	10.080	4
	12/31/2013	10.080	9.517	9
	12/31/2014	9.517	9.139	4
	12/31/2015	9.139	8.460	7
	12/31/2016	8.460	8.807	6
	12/31/2017	8.807	8.954	4
	12/31/2018	8.954	8.819	4
	12/31/2019	8.819	9.275	7
2.60%
	12/31/2011	N/A	9.735	40
	12/31/2012	9.735	10.071	40
	12/31/2013	10.071	9.504	49
	12/31/2014	9.504	9.122	36
	12/31/2015	9.122	8.440	27
	12/31/2016	8.440	8.782	24
	12/31/2017	8.782	8.924	30
	12/31/2018	8.924	8.785	46
	12/31/2019	8.785	9.235	40
2.65%
	12/31/2011	N/A	9.732	48
	12/31/2012	9.732	10.063	6
	12/31/2013	10.063	9.491	15
	12/31/2014	9.491	9.105	7
	12/31/2015	9.105	8.421	12
	12/31/2016	8.421	8.757	12
	12/31/2017	8.757	8.894	10
	12/31/2018	8.894	8.751	10
	12/31/2019	8.751	9.195	3
2.70%
	12/31/2011	N/A	9.729	1
	12/31/2012	9.729	10.054	3
	12/31/2013	10.054	9.479	10
	12/31/2014	9.479	9.088	2
	12/31/2015	9.088	8.401	2
	12/31/2016	8.401	8.732	2
	12/31/2017	8.732	8.865	1
	12/31/2018	8.865	8.718	2
	12/31/2019	8.718	9.155	2

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.75%
	12/31/2011	N/A	9.725	12
	12/31/2012	9.725	10.046	16
	12/31/2013	10.046	9.466	11
	12/31/2014	9.466	9.072	15
	12/31/2015	9.072	8.381	16
	12/31/2016	8.381	8.708	10
	12/31/2017	8.708	8.835	7
	12/31/2018	8.835	8.685	8
	12/31/2019	8.685	9.116	7
2.80%
	12/31/2011	N/A	9.722	6
	12/31/2012	9.722	10.037	6
	12/31/2013	10.037	9.453	4
	12/31/2014	9.453	9.055	2
	12/31/2015	9.055	8.362	5
	12/31/2016	8.362	8.683	5
	12/31/2017	8.683	8.806	5
	12/31/2018	8.806	8.651	5
	12/31/2019	8.651	9.076	5
2.85%
	12/31/2011	N/A	9.719	5
	12/31/2012	9.719	10.029	5
	12/31/2013	10.029	9.441	4
	12/31/2014	9.441	9.038	4
	12/31/2015	9.038	8.342	3
	12/31/2016	8.342	8.658	3
	12/31/2017	8.658	8.777	2
	12/31/2018	8.777	8.618	6
	12/31/2019	8.618	9.037	4
2.90%
	12/31/2011	N/A	9.716	66
	12/31/2012	9.716	10.021	159
	12/31/2013	10.021	9.428	0
	12/31/2014	9.428	9.022	0
	12/31/2015	9.022	8.323	0
	12/31/2016	8.323	8.634	20
	12/31/2017	8.634	8.747	4
	12/31/2018	8.747	8.585	4
	12/31/2019	8.585	8.998	6
2.95%
	12/31/2011	N/A	9.712	1
	12/31/2012	9.712	10.012	1
	12/31/2013	10.012	9.415	2
	12/31/2014	9.415	9.005	4
	12/31/2015	9.005	8.303	0
	12/31/2016	8.303	8.609	0
	12/31/2017	8.609	8.718	0
	12/31/2018	8.718	8.552	5
	12/31/2019	8.552	8.959	4

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.00%
	12/31/2011	N/A	9.709	0
	12/31/2012	9.709	10.004	0
	12/31/2013	10.004	9.403	0
	12/31/2014	9.403	8.989	0
	12/31/2015	8.989	8.284	4
	12/31/2016	8.284	8.585	4
	12/31/2017	8.585	8.689	0
	12/31/2018	8.689	8.519	0
	12/31/2019	8.519	8.920	0
3.05%
	12/31/2011	N/A	9.706	66
	12/31/2012	9.706	9.995	155
	12/31/2013	9.995	9.390	0
	12/31/2014	9.390	8.972	0
	12/31/2015	8.972	8.264	0
	12/31/2016	8.264	8.560	0
	12/31/2017	8.560	8.660	0
	12/31/2018	8.660	8.487	1
	12/31/2019	8.487	8.881	2
3.10%
	12/31/2011	N/A	9.703	0
	12/31/2012	9.703	9.987	0
	12/31/2013	9.987	9.378	0
	12/31/2014	9.378	8.956	0
	12/31/2015	8.956	8.245	0
	12/31/2016	8.245	8.536	0
	12/31/2017	8.536	8.631	0
	12/31/2018	8.631	8.454	2
	12/31/2019	8.454	8.843	1
3.15%
	12/31/2011	N/A	9.699	0
	12/31/2012	9.699	9.979	0
	12/31/2013	9.979	9.365	0
	12/31/2014	9.365	8.939	0
	12/31/2015	8.939	8.226	0
	12/31/2016	8.226	8.512	0
	12/31/2017	8.512	8.602	0
	12/31/2018	8.602	8.422	0
	12/31/2019	8.422	8.805	0
3.20%
	12/31/2013	N/A	9.348	0
	12/31/2014	9.348	8.918	0
	12/31/2015	8.918	8.202	3
	12/31/2016	8.202	8.483	0
	12/31/2017	8.483	8.569	0
	12/31/2018	8.569	8.385	3
	12/31/2019	8.385	8.762	1
3.25%
	12/31/2013	N/A	9.335	0
	12/31/2014	9.335	8.902	0
	12/31/2015	8.902	8.183	0
	12/31/2016	8.183	8.459	0
	12/31/2017	8.459	8.541	0
	12/31/2018	8.541	8.353	0
	12/31/2019	8.353	8.724	0

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.30%
	12/31/2013	N/A	9.323	0
	12/31/2014	9.323	8.886	0
	12/31/2015	8.886	8.165	0
	12/31/2016	8.165	8.436	0
	12/31/2017	8.436	8.513	0
	12/31/2018	8.513	8.322	0
	12/31/2019	8.322	8.687	0
3.35%
	12/31/2013	N/A	9.310	0
	12/31/2014	9.310	8.869	0
	12/31/2015	8.869	8.145	0
	12/31/2016	8.145	8.411	0
	12/31/2017	8.411	8.484	0
	12/31/2018	8.484	8.289	0
	12/31/2019	8.289	8.648	0
3.40%
	12/31/2013	N/A	9.297	0
	12/31/2014	9.297	8.852	0
	12/31/2015	8.852	8.126	0
	12/31/2016	8.126	8.387	0
	12/31/2017	8.387	8.455	0
	12/31/2018	8.455	8.257	0
	12/31/2019	8.257	8.611	0
PIMCO VIT Global Managed Asset Allocation Portfolio
1.65%
	12/31/2010	10.006	10.960	2,429
	12/31/2011	10.960	10.594	5,248
	12/31/2012	10.594	11.344	5,592
	12/31/2013	11.344	10.280	4,702
	12/31/2014	10.280	10.587	3,619
	12/31/2015	10.587	10.399	2,865
	12/31/2016	10.399	10.642	2,377
	12/31/2017	10.642	11.943	2,064
	12/31/2018	11.943	11.105	1,808
	12/31/2019	11.105	12.787	1,596
1.70%
	12/31/2010	10.005	10.953	1,769
	12/31/2011	10.953	10.582	3,530
	12/31/2012	10.582	11.326	3,742
	12/31/2013	11.326	10.259	3,603
	12/31/2014	10.259	10.560	3,111
	12/31/2015	10.560	10.367	2,777
	12/31/2016	10.367	10.604	2,417
	12/31/2017	10.604	11.894	2,096
	12/31/2018	11.894	11.054	1,804
	12/31/2019	11.054	12.722	1,521

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.75%
	12/31/2010	10.004	10.947	309
	12/31/2011	10.947	10.571	740
	12/31/2012	10.571	11.308	723
	12/31/2013	11.308	10.237	642
	12/31/2014	10.237	10.533	221
	12/31/2015	10.533	10.335	173
	12/31/2016	10.335	10.566	152
	12/31/2017	10.566	11.845	148
	12/31/2018	11.845	11.004	131
	12/31/2019	11.004	12.658	98
1.80%
	12/31/2010	10.003	10.940	93
	12/31/2011	10.940	10.559	118
	12/31/2012	10.559	11.290	104
	12/31/2013	11.290	10.216	55
	12/31/2014	10.216	10.505	36
	12/31/2015	10.505	10.303	25
	12/31/2016	10.303	10.528	20
	12/31/2017	10.528	11.797	13
	12/31/2018	11.797	10.953	9
	12/31/2019	10.953	12.593	9
1.95%
	12/31/2010	10.000	10.921	564
	12/31/2011	10.921	10.524	1,162
	12/31/2012	10.524	11.236	1,193
	12/31/2013	11.236	10.152	1,126
	12/31/2014	10.152	10.424	899
	12/31/2015	10.424	10.208	769
	12/31/2016	10.208	10.415	654
	12/31/2017	10.415	11.653	545
	12/31/2018	11.653	10.803	481
	12/31/2019	10.803	12.402	422
2.05%
	12/31/2010	9.998	10.908	59
	12/31/2011	10.908	10.501	133
	12/31/2012	10.501	11.200	118
	12/31/2013	11.200	10.109	103
	12/31/2014	10.109	10.370	80
	12/31/2015	10.370	10.145	61
	12/31/2016	10.145	10.341	46
	12/31/2017	10.341	11.558	29
	12/31/2018	11.558	10.704	25
	12/31/2019	10.704	12.276	24
2.10%
	12/31/2010	9.997	10.901	192
	12/31/2011	10.901	10.490	254
	12/31/2012	10.490	11.182	308
	12/31/2013	11.182	10.088	231
	12/31/2014	10.088	10.343	210
	12/31/2015	10.343	10.113	205
	12/31/2016	10.113	10.303	187
	12/31/2017	10.303	11.510	176
	12/31/2018	11.510	10.655	189
	12/31/2019	10.655	12.214	166

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.15%
	12/31/2010	9.996	10.895	25
	12/31/2011	10.895	10.478	24
	12/31/2012	10.478	11.164	26
	12/31/2013	11.164	10.067	22
	12/31/2014	10.067	10.316	20
	12/31/2015	10.316	10.082	17
	12/31/2016	10.082	10.266	15
	12/31/2017	10.266	11.463	14
	12/31/2018	11.463	10.606	14
	12/31/2019	10.606	12.152	14
2.20%
	12/31/2010	9.995	10.888	240
	12/31/2011	10.888	10.467	275
	12/31/2012	10.467	11.146	183
	12/31/2013	11.146	10.046	120
	12/31/2014	10.046	10.289	92
	12/31/2015	10.289	10.051	128
	12/31/2016	10.051	10.230	111
	12/31/2017	10.230	11.416	96
	12/31/2018	11.416	10.558	48
	12/31/2019	10.558	12.090	40
2.25%
	12/31/2010	9.994	10.882	182
	12/31/2011	10.882	10.455	123
	12/31/2012	10.455	11.129	129
	12/31/2013	11.129	10.025	137
	12/31/2014	10.025	10.262	135
	12/31/2015	10.262	10.020	126
	12/31/2016	10.020	10.193	129
	12/31/2017	10.193	11.370	88
	12/31/2018	11.370	10.509	85
	12/31/2019	10.509	12.028	71
2.30%
	12/31/2010	9.993	10.875	0
	12/31/2011	10.875	10.444	1
	12/31/2012	10.444	11.111	1
	12/31/2013	11.111	10.004	0
	12/31/2014	10.004	10.236	0
	12/31/2015	10.236	9.989	0
	12/31/2016	9.989	10.156	0
	12/31/2017	10.156	11.323	0
	12/31/2018	11.323	10.461	0
	12/31/2019	10.461	11.967	0
2.35%
	12/31/2010	9.992	10.869	486
	12/31/2011	10.869	10.433	682
	12/31/2012	10.433	11.093	634
	12/31/2013	11.093	9.983	540
	12/31/2014	9.983	10.209	408
	12/31/2015	10.209	9.958	453
	12/31/2016	9.958	10.120	356
	12/31/2017	10.120	11.277	334
	12/31/2018	11.277	10.413	288
	12/31/2019	10.413	11.906	259

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.40%
	12/31/2010	9.991	10.862	72
	12/31/2011	10.862	10.421	99
	12/31/2012	10.421	11.075	94
	12/31/2013	11.075	9.962	81
	12/31/2014	9.962	10.183	75
	12/31/2015	10.183	9.927	85
	12/31/2016	9.927	10.083	77
	12/31/2017	10.083	11.231	158
	12/31/2018	11.231	10.365	82
	12/31/2019	10.365	11.846	55
2.45%
	12/31/2010	9.990	10.856	86
	12/31/2011	10.856	10.410	113
	12/31/2012	10.410	11.058	105
	12/31/2013	11.058	9.941	102
	12/31/2014	9.941	10.156	76
	12/31/2015	10.156	9.896	68
	12/31/2016	9.896	10.047	72
	12/31/2017	10.047	11.185	62
	12/31/2018	11.185	10.317	14
	12/31/2019	10.317	11.786	9
2.50%
	12/31/2010	9.989	10.849	332
	12/31/2011	10.849	10.398	495
	12/31/2012	10.398	11.040	457
	12/31/2013	11.040	9.920	395
	12/31/2014	9.920	10.130	317
	12/31/2015	10.130	9.866	266
	12/31/2016	9.866	10.011	213
	12/31/2017	10.011	11.139	189
	12/31/2018	11.139	10.270	159
	12/31/2019	10.270	11.726	130
2.55%
	12/31/2010	9.989	10.843	11
	12/31/2011	10.843	10.387	17
	12/31/2012	10.387	11.022	12
	12/31/2013	11.022	9.900	15
	12/31/2014	9.900	10.104	19
	12/31/2015	10.104	9.835	18
	12/31/2016	9.835	9.975	12
	12/31/2017	9.975	11.094	14
	12/31/2018	11.094	10.223	28
	12/31/2019	10.223	11.666	26
2.60%
	12/31/2010	9.988	10.836	71
	12/31/2011	10.836	10.376	142
	12/31/2012	10.376	11.005	127
	12/31/2013	11.005	9.879	106
	12/31/2014	9.879	10.078	89
	12/31/2015	10.078	9.805	68
	12/31/2016	9.805	9.939	74
	12/31/2017	9.939	11.048	83
	12/31/2018	11.048	10.176	102
	12/31/2019	10.176	11.607	84

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.65%
	12/31/2010	9.987	10.830	178
	12/31/2011	10.830	10.364	279
	12/31/2012	10.364	10.987	306
	12/31/2013	10.987	9.858	271
	12/31/2014	9.858	10.051	231
	12/31/2015	10.051	9.775	235
	12/31/2016	9.775	9.904	205
	12/31/2017	9.904	11.003	170
	12/31/2018	11.003	10.129	142
	12/31/2019	10.129	11.548	124
2.70%
	12/31/2010	9.986	10.823	27
	12/31/2011	10.823	10.353	61
	12/31/2012	10.353	10.970	72
	12/31/2013	10.970	9.837	57
	12/31/2014	9.837	10.025	54
	12/31/2015	10.025	9.744	69
	12/31/2016	9.744	9.868	24
	12/31/2017	9.868	10.958	20
	12/31/2018	10.958	10.083	23
	12/31/2019	10.083	11.489	21
2.75%
	12/31/2010	9.985	10.817	57
	12/31/2011	10.817	10.342	198
	12/31/2012	10.342	10.952	163
	12/31/2013	10.952	9.817	117
	12/31/2014	9.817	9.999	83
	12/31/2015	9.999	9.714	55
	12/31/2016	9.714	9.833	62
	12/31/2017	9.833	10.913	57
	12/31/2018	10.913	10.037	62
	12/31/2019	10.037	11.430	58
2.80%
	12/31/2010	9.984	10.810	62
	12/31/2011	10.810	10.330	108
	12/31/2012	10.330	10.935	114
	12/31/2013	10.935	9.796	124
	12/31/2014	9.796	9.973	104
	12/31/2015	9.973	9.684	103
	12/31/2016	9.684	9.797	66
	12/31/2017	9.797	10.869	61
	12/31/2018	10.869	9.991	44
	12/31/2019	9.991	11.372	43
2.85%
	12/31/2010	9.983	10.804	9
	12/31/2011	10.804	10.319	32
	12/31/2012	10.319	10.917	39
	12/31/2013	10.917	9.776	42
	12/31/2014	9.776	9.948	23
	12/31/2015	9.948	9.654	23
	12/31/2016	9.654	9.762	4
	12/31/2017	9.762	10.824	4
	12/31/2018	10.824	9.945	3
	12/31/2019	9.945	11.315	3

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.90%
	12/31/2010	9.982	10.798	29
	12/31/2011	10.798	10.308	64
	12/31/2012	10.308	10.900	65
	12/31/2013	10.900	9.755	21
	12/31/2014	9.755	9.922	18
	12/31/2015	9.922	9.624	23
	12/31/2016	9.624	9.727	18
	12/31/2017	9.727	10.780	22
	12/31/2018	10.780	9.899	20
	12/31/2019	9.899	11.257	16
2.95%
	12/31/2010	9.981	10.791	70
	12/31/2011	10.791	10.296	123
	12/31/2012	10.296	10.882	146
	12/31/2013	10.882	9.735	120
	12/31/2014	9.735	9.896	95
	12/31/2015	9.896	9.595	21
	12/31/2016	9.595	9.692	19
	12/31/2017	9.692	10.736	30
	12/31/2018	10.736	9.854	28
	12/31/2019	9.854	11.200	27
3.00%
	12/31/2010	9.980	10.785	3
	12/31/2011	10.785	10.285	3
	12/31/2012	10.285	10.865	8
	12/31/2013	10.865	9.714	2
	12/31/2014	9.714	9.870	10
	12/31/2015	9.870	9.565	2
	12/31/2016	9.565	9.657	2
	12/31/2017	9.657	10.692	2
	12/31/2018	10.692	9.808	2
	12/31/2019	9.808	11.143	2
3.05%
	12/31/2010	9.979	10.778	37
	12/31/2011	10.778	10.274	50
	12/31/2012	10.274	10.848	59
	12/31/2013	10.848	9.694	21
	12/31/2014	9.694	9.845	16
	12/31/2015	9.845	9.535	11
	12/31/2016	9.535	9.623	15
	12/31/2017	9.623	10.648	41
	12/31/2018	10.648	9.763	30
	12/31/2019	9.763	11.086	31
3.10%
	12/31/2010	9.978	10.772	43
	12/31/2011	10.772	10.263	38
	12/31/2012	10.263	10.830	40
	12/31/2013	10.830	9.674	23
	12/31/2014	9.674	9.819	24
	12/31/2015	9.819	9.506	22
	12/31/2016	9.506	9.588	16
	12/31/2017	9.588	10.605	11
	12/31/2018	10.605	9.719	10
	12/31/2019	9.719	11.030	12

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.15%
	12/31/2010	9.977	10.765	0
	12/31/2011	10.765	10.251	0
	12/31/2012	10.251	10.813	0
	12/31/2013	10.813	9.653	0
	12/31/2014	9.653	9.794	2
	12/31/2015	9.794	9.476	2
	12/31/2016	9.476	9.554	2
	12/31/2017	9.554	10.562	2
	12/31/2018	10.562	9.674	2
	12/31/2019	9.674	10.974	1
3.20%
	12/31/2013	N/A	11.249	0
	12/31/2014	11.249	11.406	0
	12/31/2015	11.406	11.031	2
	12/31/2016	11.031	11.116	1
	12/31/2017	11.116	12.282	1
	12/31/2018	12.282	11.245	1
	12/31/2019	11.245	12.749	0
3.25%
	12/31/2013	N/A	11.222	0
	12/31/2014	11.222	11.374	0
	12/31/2015	11.374	10.994	0
	12/31/2016	10.994	11.073	0
	12/31/2017	11.073	12.229	0
	12/31/2018	12.229	11.190	0
	12/31/2019	11.190	12.680	0
3.30%
	12/31/2013	N/A	9.593	0
	12/31/2014	9.593	9.718	0
	12/31/2015	9.718	9.389	1
	12/31/2016	9.389	9.451	0
	12/31/2017	9.451	10.433	0
	12/31/2018	10.433	9.542	0
	12/31/2019	9.542	10.807	1
3.35%
	12/31/2013	N/A	11.169	0
	12/31/2014	11.169	11.309	0
	12/31/2015	11.309	10.921	0
	12/31/2016	10.921	10.988	0
	12/31/2017	10.988	12.123	0
	12/31/2018	12.123	11.082	0
	12/31/2019	11.082	12.545	0
3.40%
	12/31/2013	N/A	11.143	0
	12/31/2014	11.143	11.276	0
	12/31/2015	11.276	10.884	0
	12/31/2016	10.884	10.945	0
	12/31/2017	10.945	12.070	0
	12/31/2018	12.070	11.028	0
	12/31/2019	11.028	12.478	0

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT High Yield Portfolio
1.65%
	12/31/2010	14.561	16.401	829
	12/31/2011	16.401	16.675	2,031
	12/31/2012	16.675	18.751	3,509
	12/31/2013	18.751	19.504	3,893
	12/31/2014	19.504	19.827	3,567
	12/31/2015	19.827	19.182	3,255
	12/31/2016	19.182	21.223	2,923
	12/31/2017	21.223	22.261	2,338
	12/31/2018	22.261	21.313	1,788
	12/31/2019	21.313	24.057	1,522
1.70%
	12/31/2010	14.489	16.311	873
	12/31/2011	16.311	16.576	1,764
	12/31/2012	16.576	18.630	3,056
	12/31/2013	18.630	19.368	3,921
	12/31/2014	19.368	19.680	3,792
	12/31/2015	19.680	19.030	3,650
	12/31/2016	19.030	21.045	3,690
	12/31/2017	21.045	22.062	3,425
	12/31/2018	22.062	21.112	2,937
	12/31/2019	21.112	23.818	2,513
1.75%
	12/31/2010	13.884	15.622	60
	12/31/2011	15.622	15.868	373
	12/31/2012	15.868	17.825	372
	12/31/2013	17.825	18.522	544
	12/31/2014	18.522	18.811	514
	12/31/2015	18.811	18.180	423
	12/31/2016	18.180	20.095	392
	12/31/2017	20.095	21.056	297
	12/31/2018	21.056	20.139	240
	12/31/2019	20.139	22.709	202
1.80%
	12/31/2010	14.346	16.134	467
	12/31/2011	16.134	16.380	745
	12/31/2012	16.380	18.391	501
	12/31/2013	18.391	19.100	626
	12/31/2014	19.100	19.388	602
	12/31/2015	19.388	18.729	446
	12/31/2016	18.729	20.691	430
	12/31/2017	20.691	21.670	403
	12/31/2018	21.670	20.716	339
	12/31/2019	20.716	23.348	221
1.95%
	12/31/2010	14.134	15.872	363
	12/31/2011	15.872	16.089	663
	12/31/2012	16.089	18.038	911
	12/31/2013	18.038	18.706	1,055
	12/31/2014	18.706	18.959	997
	12/31/2015	18.959	18.287	902
	12/31/2016	18.287	20.173	836
	12/31/2017	20.173	21.095	748
	12/31/2018	21.095	20.136	590
	12/31/2019	20.136	22.661	467

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.05%
	12/31/2010	13.995	15.699	127
	12/31/2011	15.699	15.899	229
	12/31/2012	15.899	17.806	292
	12/31/2013	17.806	18.447	330
	12/31/2014	18.447	18.678	261
	12/31/2015	18.678	17.998	231
	12/31/2016	17.998	19.834	152
	12/31/2017	19.834	20.720	164
	12/31/2018	20.720	19.759	137
	12/31/2019	19.759	22.214	129
2.10%
	12/31/2010	13.925	15.614	208
	12/31/2011	15.614	15.804	190
	12/31/2012	15.804	17.692	200
	12/31/2013	17.692	18.319	256
	12/31/2014	18.319	18.539	240
	12/31/2015	18.539	17.855	205
	12/31/2016	17.855	19.667	303
	12/31/2017	19.667	20.535	204
	12/31/2018	20.535	19.573	191
	12/31/2019	19.573	21.993	191
2.15%
	12/31/2010	13.857	15.529	12
	12/31/2011	15.529	15.710	34
	12/31/2012	15.710	17.578	32
	12/31/2013	17.578	18.192	49
	12/31/2014	18.192	18.401	52
	12/31/2015	18.401	17.714	15
	12/31/2016	17.714	19.501	11
	12/31/2017	19.501	20.352	17
	12/31/2018	20.352	19.388	17
	12/31/2019	19.388	21.775	17
2.20%
	12/31/2010	13.788	15.444	315
	12/31/2011	15.444	15.617	351
	12/31/2012	15.617	17.464	388
	12/31/2013	17.464	18.065	498
	12/31/2014	18.065	18.265	411
	12/31/2015	18.265	17.573	313
	12/31/2016	17.573	19.337	361
	12/31/2017	19.337	20.171	327
	12/31/2018	20.171	19.206	276
	12/31/2019	19.206	21.559	216
2.25%
	12/31/2010	13.720	15.360	170
	12/31/2011	15.360	15.524	187
	12/31/2012	15.524	17.352	197
	12/31/2013	17.352	17.940	268
	12/31/2014	17.940	18.129	227
	12/31/2015	18.129	17.434	178
	12/31/2016	17.434	19.174	175
	12/31/2017	19.174	19.991	177
	12/31/2018	19.991	19.025	163
	12/31/2019	19.025	21.345	137

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.30%
	12/31/2010	13.652	15.276	2
	12/31/2011	15.276	15.432	4
	12/31/2012	15.432	17.240	7
	12/31/2013	17.240	17.816	7
	12/31/2014	17.816	17.994	7
	12/31/2015	17.994	17.296	9
	12/31/2016	17.296	19.012	9
	12/31/2017	19.012	19.812	1
	12/31/2018	19.812	18.845	0
	12/31/2019	18.845	21.134	0
2.35%
	12/31/2010	13.584	15.193	642
	12/31/2011	15.193	15.340	630
	12/31/2012	15.340	17.129	779
	12/31/2013	17.129	17.692	677
	12/31/2014	17.692	17.860	594
	12/31/2015	17.860	17.158	500
	12/31/2016	17.158	18.852	484
	12/31/2017	18.852	19.635	391
	12/31/2018	19.635	18.668	323
	12/31/2019	18.668	20.924	253
2.40%
	12/31/2010	13.517	15.110	162
	12/31/2011	15.110	15.249	142
	12/31/2012	15.249	17.019	389
	12/31/2013	17.019	17.569	334
	12/31/2014	17.569	17.727	304
	12/31/2015	17.727	17.022	241
	12/31/2016	17.022	18.693	112
	12/31/2017	18.693	19.460	93
	12/31/2018	19.460	18.492	91
	12/31/2019	18.492	20.717	87
2.45%
	12/31/2010	13.450	15.028	132
	12/31/2011	15.028	15.158	122
	12/31/2012	15.158	16.909	152
	12/31/2013	16.909	17.447	163
	12/31/2014	17.447	17.596	130
	12/31/2015	17.596	16.887	115
	12/31/2016	16.887	18.535	92
	12/31/2017	18.535	19.287	80
	12/31/2018	19.287	18.318	54
	12/31/2019	18.318	20.511	43
2.50%
	12/31/2010	13.383	14.946	561
	12/31/2011	14.946	15.068	458
	12/31/2012	15.068	16.800	602
	12/31/2013	16.800	17.326	574
	12/31/2014	17.326	17.465	466
	12/31/2015	17.465	16.753	377
	12/31/2016	16.753	18.379	350
	12/31/2017	18.379	19.115	286
	12/31/2018	19.115	18.145	215
	12/31/2019	18.145	20.308	185

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.55%
	12/31/2010	13.317	14.865	76
	12/31/2011	14.865	14.979	68
	12/31/2012	14.979	16.692	86
	12/31/2013	16.692	17.206	96
	12/31/2014	17.206	17.335	81
	12/31/2015	17.335	16.620	62
	12/31/2016	16.620	18.224	58
	12/31/2017	18.224	18.944	46
	12/31/2018	18.944	17.974	38
	12/31/2019	17.974	20.107	41
2.60%
	12/31/2010	13.251	14.784	215
	12/31/2011	14.784	14.890	204
	12/31/2012	14.890	16.584	265
	12/31/2013	16.584	17.087	311
	12/31/2014	17.087	17.206	266
	12/31/2015	17.206	16.489	256
	12/31/2016	16.489	18.071	254
	12/31/2017	18.071	18.775	176
	12/31/2018	18.775	17.805	140
	12/31/2019	17.805	19.907	131
2.65%
	12/31/2010	13.186	14.703	259
	12/31/2011	14.703	14.801	272
	12/31/2012	14.801	16.477	312
	12/31/2013	16.477	16.968	329
	12/31/2014	16.968	17.078	280
	12/31/2015	17.078	16.358	245
	12/31/2016	16.358	17.918	234
	12/31/2017	17.918	18.607	191
	12/31/2018	18.607	17.637	152
	12/31/2019	17.637	19.710	136
2.70%
	12/31/2010	13.120	14.623	39
	12/31/2011	14.623	14.713	42
	12/31/2012	14.713	16.371	42
	12/31/2013	16.371	16.850	29
	12/31/2014	16.850	16.951	24
	12/31/2015	16.951	16.228	21
	12/31/2016	16.228	17.767	26
	12/31/2017	17.767	18.441	18
	12/31/2018	18.441	17.471	17
	12/31/2019	17.471	19.514	16
2.75%
	12/31/2010	13.055	14.543	170
	12/31/2011	14.543	14.626	231
	12/31/2012	14.626	16.266	254
	12/31/2013	16.266	16.733	196
	12/31/2014	16.733	16.825	113
	12/31/2015	16.825	16.099	113
	12/31/2016	16.099	17.618	124
	12/31/2017	17.618	18.277	110
	12/31/2018	18.277	17.306	92
	12/31/2019	17.306	19.321	88

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.80%
	12/31/2010	12.991	14.464	138
	12/31/2011	14.464	14.539	123
	12/31/2012	14.539	16.161	129
	12/31/2013	16.161	16.617	123
	12/31/2014	16.617	16.700	91
	12/31/2015	16.700	15.972	62
	12/31/2016	15.972	17.469	87
	12/31/2017	17.469	18.114	66
	12/31/2018	18.114	17.143	51
	12/31/2019	17.143	19.129	41
2.85%
	12/31/2010	12.927	14.385	23
	12/31/2011	14.385	14.452	31
	12/31/2012	14.452	16.057	24
	12/31/2013	16.057	16.502	14
	12/31/2014	16.502	16.576	22
	12/31/2015	16.576	15.845	21
	12/31/2016	15.845	17.322	24
	12/31/2017	17.322	17.952	20
	12/31/2018	17.952	16.982	21
	12/31/2019	16.982	18.939	13
2.90%
	12/31/2010	12.863	14.307	107
	12/31/2011	14.307	14.366	121
	12/31/2012	14.366	15.953	80
	12/31/2013	15.953	16.387	83
	12/31/2014	16.387	16.452	48
	12/31/2015	16.452	15.719	46
	12/31/2016	15.719	17.176	61
	12/31/2017	17.176	17.792	45
	12/31/2018	17.792	16.822	49
	12/31/2019	16.822	18.752	49
2.95%
	12/31/2010	12.799	14.229	125
	12/31/2011	14.229	14.281	55
	12/31/2012	14.281	15.850	105
	12/31/2013	15.850	16.274	67
	12/31/2014	16.274	16.330	58
	12/31/2015	16.330	15.595	41
	12/31/2016	15.595	17.031	41
	12/31/2017	17.031	17.633	42
	12/31/2018	17.633	16.663	30
	12/31/2019	16.663	18.566	26
3.00%
	12/31/2010	12.736	14.152	8
	12/31/2011	14.152	14.196	9
	12/31/2012	14.196	15.748	15
	12/31/2013	15.748	16.161	11
	12/31/2014	16.161	16.209	13
	12/31/2015	16.209	15.471	11
	12/31/2016	15.471	16.888	14
	12/31/2017	16.888	17.476	7
	12/31/2018	17.476	16.506	14
	12/31/2019	16.506	18.382	13

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.05%
	12/31/2010	12.672	14.075	98
	12/31/2011	14.075	14.112	95
	12/31/2012	14.112	15.647	52
	12/31/2013	15.647	16.048	50
	12/31/2014	16.048	16.088	26
	12/31/2015	16.088	15.348	23
	12/31/2016	15.348	16.745	32
	12/31/2017	16.745	17.320	34
	12/31/2018	17.320	16.351	24
	12/31/2019	16.351	18.199	19
3.10%
	12/31/2010	12.610	13.998	17
	12/31/2011	13.998	14.028	8
	12/31/2012	14.028	15.546	35
	12/31/2013	15.546	15.937	18
	12/31/2014	15.937	15.968	11
	12/31/2015	15.968	15.226	10
	12/31/2016	15.226	16.604	7
	12/31/2017	16.604	17.165	6
	12/31/2018	17.165	16.197	6
	12/31/2019	16.197	18.019	6
3.15%
	12/31/2010	12.547	13.922	14
	12/31/2011	13.922	13.945	1
	12/31/2012	13.945	15.446	20
	12/31/2013	15.446	15.826	2
	12/31/2014	15.826	15.850	4
	12/31/2015	15.850	15.106	4
	12/31/2016	15.106	16.464	5
	12/31/2017	16.464	17.012	4
	12/31/2018	17.012	16.044	4
	12/31/2019	16.044	17.840	4
3.20%
	12/31/2013	N/A	15.478	0
	12/31/2014	15.478	15.492	2
	12/31/2015	15.492	14.758	1
	12/31/2016	14.758	16.077	3
	12/31/2017	16.077	16.604	4
	12/31/2018	16.604	15.651	2
	12/31/2019	15.651	17.395	2
3.25%
	12/31/2013	N/A	15.356	0
	12/31/2014	15.356	15.364	0
	12/31/2015	15.364	14.628	0
	12/31/2016	14.628	15.927	0
	12/31/2017	15.927	16.441	0
	12/31/2018	16.441	15.490	0
	12/31/2019	15.490	17.207	0
3.30%
	12/31/2013	N/A	15.580	0
	12/31/2014	15.580	15.580	1
	12/31/2015	15.580	14.826	1
	12/31/2016	14.826	16.135	1
	12/31/2017	16.135	16.647	1
	12/31/2018	16.647	15.677	2
	12/31/2019	15.677	17.405	7

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.35%
	12/31/2013	N/A	15.117	1
	12/31/2014	15.117	15.109	2
	12/31/2015	15.109	14.371	2
	12/31/2016	14.371	15.632	1
	12/31/2017	15.632	16.120	2
	12/31/2018	16.120	15.173	2
	12/31/2019	15.173	16.837	2
3.40%
	12/31/2013	N/A	14.999	0
	12/31/2014	14.999	14.984	0
	12/31/2015	14.984	14.244	0
	12/31/2016	14.244	15.487	0
	12/31/2017	15.487	15.962	0
	12/31/2018	15.962	15.016	0
	12/31/2019	15.016	16.656	0
PIMCO VIT Long-Term U.S. Government Portfolio
1.65%
	12/31/2017	N/A	26.999	2
	12/31/2018	26.999	25.924	3
	12/31/2019	25.924	28.903	8
1.70%
	12/31/2017	N/A	26.748	2
	12/31/2018	26.748	25.671	9
	12/31/2019	25.671	28.605	27
1.75%
	12/31/2017	N/A	26.499	0
	12/31/2018	26.499	25.419	0
	12/31/2019	25.419	28.311	0
1.80%
	12/31/2017	N/A	26.253	2
	12/31/2018	26.253	25.170	0
	12/31/2019	25.170	28.020	0
1.95%
	12/31/2017	N/A	25.527	0
	12/31/2018	25.527	24.438	0
	12/31/2019	24.438	27.163	2
2.05%
	12/31/2017	N/A	25.055	0
	12/31/2018	25.055	23.961	4
	12/31/2019	23.961	26.607	5
2.10%
	12/31/2017	N/A	24.822	0
	12/31/2018	24.822	23.727	0
	12/31/2019	23.727	26.333	0
2.15%
	12/31/2017	N/A	24.591	0
	12/31/2018	24.591	23.494	0
	12/31/2019	23.494	26.062	0
2.20%
	12/31/2017	N/A	24.362	0
	12/31/2018	24.362	23.264	0
	12/31/2019	23.264	25.794	4
2.25%
	12/31/2017	N/A	24.136	0
	12/31/2018	24.136	23.036	2
	12/31/2019	23.036	25.529	0

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.30%
	12/31/2017	N/A	23.911	0
	12/31/2018	23.911	22.810	0
	12/31/2019	22.810	25.266	0
2.35%
	12/31/2017	N/A	23.689	0
	12/31/2018	23.689	22.587	0
	12/31/2019	22.587	25.006	7
2.40%
	12/31/2017	N/A	23.469	0
	12/31/2018	23.469	22.366	0
	12/31/2019	22.366	24.749	2
2.45%
	12/31/2017	N/A	23.251	0
	12/31/2018	23.251	22.147	0
	12/31/2019	22.147	24.494	0
2.50%
	12/31/2017	N/A	23.034	0
	12/31/2018	23.034	21.930	0
	12/31/2019	21.930	24.242	0
2.55%
	12/31/2017	N/A	22.820	0
	12/31/2018	22.820	21.715	0
	12/31/2019	21.715	23.993	0
2.60%
	12/31/2017	N/A	22.608	0
	12/31/2018	22.608	21.502	0
	12/31/2019	21.502	23.746	0
PIMCO VIT Real Return Portfolio
1.65%
	12/31/2010	12.968	13.791	1,068
	12/31/2011	13.791	15.150	2,244
	12/31/2012	15.150	16.206	3,671
	12/31/2013	16.206	14.472	2,974
	12/31/2014	14.472	14.676	2,673
	12/31/2015	14.676	14.045	2,305
	12/31/2016	14.045	14.534	2,047
	12/31/2017	14.534	14.820	1,763
	12/31/2018	14.820	14.254	1,413
	12/31/2019	14.254	15.205	1,203
1.70%
	12/31/2010	12.925	13.738	1,229
	12/31/2011	13.738	15.085	2,613
	12/31/2012	15.085	16.128	3,738
	12/31/2013	16.128	14.395	3,611
	12/31/2014	14.395	14.591	3,399
	12/31/2015	14.591	13.957	3,229
	12/31/2016	13.957	14.435	3,173
	12/31/2017	14.435	14.711	2,855
	12/31/2018	14.711	14.143	2,521
	12/31/2019	14.143	15.079	2,182

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.75%
	12/31/2010	12.872	13.674	68
	12/31/2011	13.674	15.007	338
	12/31/2012	15.007	16.037	473
	12/31/2013	16.037	14.307	300
	12/31/2014	14.307	14.494	278
	12/31/2015	14.494	13.857	245
	12/31/2016	13.857	14.325	256
	12/31/2017	14.325	14.592	166
	12/31/2018	14.592	14.021	152
	12/31/2019	14.021	14.942	48
1.80%
	12/31/2010	12.839	13.633	318
	12/31/2011	13.633	14.954	418
	12/31/2012	14.954	15.973	550
	12/31/2013	15.973	14.242	537
	12/31/2014	14.242	14.421	517
	12/31/2015	14.421	13.781	406
	12/31/2016	13.781	14.239	330
	12/31/2017	14.239	14.497	297
	12/31/2018	14.497	13.923	246
	12/31/2019	13.923	14.829	210
1.95%
	12/31/2010	12.711	13.477	462
	12/31/2011	13.477	14.761	928
	12/31/2012	14.761	15.743	1,190
	12/31/2013	15.743	14.015	954
	12/31/2014	14.015	14.171	842
	12/31/2015	14.171	13.521	800
	12/31/2016	13.521	13.949	708
	12/31/2017	13.949	14.181	616
	12/31/2018	14.181	13.599	476
	12/31/2019	13.599	14.463	400
2.05%
	12/31/2010	12.627	13.374	280
	12/31/2011	13.374	14.633	346
	12/31/2012	14.633	15.591	391
	12/31/2013	15.591	13.867	269
	12/31/2014	13.867	14.006	277
	12/31/2015	14.006	13.351	181
	12/31/2016	13.351	13.760	131
	12/31/2017	13.760	13.974	127
	12/31/2018	13.974	13.388	82
	12/31/2019	13.388	14.224	63
2.10%
	12/31/2010	12.585	13.322	461
	12/31/2011	13.322	14.570	425
	12/31/2012	14.570	15.516	428
	12/31/2013	15.516	13.793	416
	12/31/2014	13.793	13.925	367
	12/31/2015	13.925	13.266	328
	12/31/2016	13.266	13.666	443
	12/31/2017	13.666	13.872	426
	12/31/2018	13.872	13.283	267
	12/31/2019	13.283	14.106	251

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.15%
	12/31/2010	12.543	13.271	18
	12/31/2011	13.271	14.507	16
	12/31/2012	14.507	15.441	16
	12/31/2013	15.441	13.719	17
	12/31/2014	13.719	13.844	13
	12/31/2015	13.844	13.183	15
	12/31/2016	13.183	13.573	11
	12/31/2017	13.573	13.771	15
	12/31/2018	13.771	13.179	9
	12/31/2019	13.179	13.988	2
2.20%
	12/31/2010	12.501	13.221	479
	12/31/2011	13.221	14.444	486
	12/31/2012	14.444	15.366	518
	12/31/2013	15.366	13.646	435
	12/31/2014	13.646	13.763	404
	12/31/2015	13.763	13.099	367
	12/31/2016	13.099	13.480	362
	12/31/2017	13.480	13.670	336
	12/31/2018	13.670	13.076	273
	12/31/2019	13.076	13.872	244
2.25%
	12/31/2010	12.459	13.170	339
	12/31/2011	13.170	14.382	453
	12/31/2012	14.382	15.292	456
	12/31/2013	15.292	13.573	381
	12/31/2014	13.573	13.683	298
	12/31/2015	13.683	13.016	246
	12/31/2016	13.016	13.388	211
	12/31/2017	13.388	13.570	191
	12/31/2018	13.570	12.974	206
	12/31/2019	12.974	13.757	160
2.30%
	12/31/2010	12.418	13.119	4
	12/31/2011	13.119	14.319	6
	12/31/2012	14.319	15.218	4
	12/31/2013	15.218	13.501	3
	12/31/2014	13.501	13.603	3
	12/31/2015	13.603	12.934	3
	12/31/2016	12.934	13.297	3
	12/31/2017	13.297	13.471	3
	12/31/2018	13.471	12.873	3
	12/31/2019	12.873	13.643	1
2.35%
	12/31/2010	12.376	13.069	940
	12/31/2011	13.069	14.257	994
	12/31/2012	14.257	15.145	1,009
	12/31/2013	15.145	13.429	731
	12/31/2014	13.429	13.524	672
	12/31/2015	13.524	12.852	579
	12/31/2016	12.852	13.207	529
	12/31/2017	13.207	13.372	496
	12/31/2018	13.372	12.772	409
	12/31/2019	12.772	13.529	378

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.40%
	12/31/2010	12.335	13.019	286
	12/31/2011	13.019	14.196	398
	12/31/2012	14.196	15.071	455
	12/31/2013	15.071	13.358	223
	12/31/2014	13.358	13.445	167
	12/31/2015	13.445	12.771	153
	12/31/2016	12.771	13.117	146
	12/31/2017	13.117	13.275	142
	12/31/2018	13.275	12.673	147
	12/31/2019	12.673	13.417	140
2.45%
	12/31/2010	12.294	12.969	204
	12/31/2011	12.969	14.134	265
	12/31/2012	14.134	14.999	261
	12/31/2013	14.999	13.287	220
	12/31/2014	13.287	13.367	180
	12/31/2015	13.367	12.690	159
	12/31/2016	12.690	13.027	140
	12/31/2017	13.027	13.178	133
	12/31/2018	13.178	12.574	97
	12/31/2019	12.574	13.305	54
2.50%
	12/31/2010	12.253	12.920	693
	12/31/2011	12.920	14.073	814
	12/31/2012	14.073	14.926	863
	12/31/2013	14.926	13.216	615
	12/31/2014	13.216	13.289	571
	12/31/2015	13.289	12.610	502
	12/31/2016	12.610	12.938	479
	12/31/2017	12.938	13.081	465
	12/31/2018	13.081	12.475	411
	12/31/2019	12.475	13.195	372
2.55%
	12/31/2010	12.212	12.870	191
	12/31/2011	12.870	14.012	233
	12/31/2012	14.012	14.854	234
	12/31/2013	14.854	13.145	158
	12/31/2014	13.145	13.212	126
	12/31/2015	13.212	12.531	95
	12/31/2016	12.531	12.850	88
	12/31/2017	12.850	12.986	132
	12/31/2018	12.986	12.378	141
	12/31/2019	12.378	13.085	134
2.60%
	12/31/2010	12.171	12.821	264
	12/31/2011	12.821	13.952	441
	12/31/2012	13.952	14.782	382
	12/31/2013	14.782	13.075	298
	12/31/2014	13.075	13.135	264
	12/31/2015	13.135	12.451	254
	12/31/2016	12.451	12.762	201
	12/31/2017	12.762	12.891	202
	12/31/2018	12.891	12.281	149
	12/31/2019	12.281	12.977	131

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.65%
	12/31/2010	12.131	12.772	706
	12/31/2011	12.772	13.891	727
	12/31/2012	13.891	14.711	695
	12/31/2013	14.711	13.006	484
	12/31/2014	13.006	13.058	411
	12/31/2015	13.058	12.373	350
	12/31/2016	12.373	12.675	334
	12/31/2017	12.675	12.796	249
	12/31/2018	12.796	12.185	208
	12/31/2019	12.185	12.869	174
2.70%
	12/31/2010	12.090	12.723	91
	12/31/2011	12.723	13.831	87
	12/31/2012	13.831	14.640	81
	12/31/2013	14.640	12.936	65
	12/31/2014	12.936	12.982	55
	12/31/2015	12.982	12.294	50
	12/31/2016	12.294	12.589	46
	12/31/2017	12.589	12.703	44
	12/31/2018	12.703	12.090	34
	12/31/2019	12.090	12.762	34
2.75%
	12/31/2010	12.050	12.674	170
	12/31/2011	12.674	13.771	213
	12/31/2012	13.771	14.569	221
	12/31/2013	14.569	12.868	175
	12/31/2014	12.868	12.907	162
	12/31/2015	12.907	12.217	166
	12/31/2016	12.217	12.503	143
	12/31/2017	12.503	12.610	138
	12/31/2018	12.610	11.996	124
	12/31/2019	11.996	12.656	113
2.80%
	12/31/2010	12.010	12.625	171
	12/31/2011	12.625	13.712	212
	12/31/2012	13.712	14.499	223
	12/31/2013	14.499	12.799	124
	12/31/2014	12.799	12.831	112
	12/31/2015	12.831	12.140	97
	12/31/2016	12.140	12.418	89
	12/31/2017	12.418	12.518	82
	12/31/2018	12.518	11.902	77
	12/31/2019	11.902	12.551	68
2.85%
	12/31/2010	11.970	12.577	43
	12/31/2011	12.577	13.652	39
	12/31/2012	13.652	14.429	40
	12/31/2013	14.429	12.731	28
	12/31/2014	12.731	12.757	14
	12/31/2015	12.757	12.063	18
	12/31/2016	12.063	12.333	17
	12/31/2017	12.333	12.426	15
	12/31/2018	12.426	11.809	14
	12/31/2019	11.809	12.446	13

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.90%
	12/31/2010	11.930	12.529	156
	12/31/2011	12.529	13.593	103
	12/31/2012	13.593	14.359	109
	12/31/2013	14.359	12.663	67
	12/31/2014	12.663	12.682	71
	12/31/2015	12.682	11.987	67
	12/31/2016	11.987	12.249	60
	12/31/2017	12.249	12.335	60
	12/31/2018	12.335	11.717	56
	12/31/2019	11.717	12.343	57
2.95%
	12/31/2010	11.890	12.481	97
	12/31/2011	12.481	13.534	134
	12/31/2012	13.534	14.290	100
	12/31/2013	14.290	12.596	42
	12/31/2014	12.596	12.608	41
	12/31/2015	12.608	11.911	39
	12/31/2016	11.911	12.166	33
	12/31/2017	12.166	12.245	35
	12/31/2018	12.245	11.625	30
	12/31/2019	11.625	12.240	21
3.00%
	12/31/2010	11.851	12.433	20
	12/31/2011	12.433	13.476	36
	12/31/2012	13.476	14.221	28
	12/31/2013	14.221	12.529	28
	12/31/2014	12.529	12.535	12
	12/31/2015	12.535	11.835	9
	12/31/2016	11.835	12.083	16
	12/31/2017	12.083	12.156	18
	12/31/2018	12.156	11.534	19
	12/31/2019	11.534	12.139	19
3.05%
	12/31/2010	11.811	12.385	100
	12/31/2011	12.385	13.417	62
	12/31/2012	13.417	14.152	76
	12/31/2013	14.152	12.462	39
	12/31/2014	12.462	12.462	39
	12/31/2015	12.462	11.761	47
	12/31/2016	11.761	12.000	49
	12/31/2017	12.000	12.067	49
	12/31/2018	12.067	11.444	44
	12/31/2019	11.444	12.038	41
3.10%
	12/31/2010	11.772	12.338	58
	12/31/2011	12.338	13.359	75
	12/31/2012	13.359	14.084	72
	12/31/2013	14.084	12.395	11
	12/31/2014	12.395	12.389	17
	12/31/2015	12.389	11.686	17
	12/31/2016	11.686	11.919	17
	12/31/2017	11.919	11.978	14
	12/31/2018	11.978	11.355	14
	12/31/2019	11.355	11.938	13

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.15%
	12/31/2010	11.732	12.291	3
	12/31/2011	12.291	13.302	57
	12/31/2012	13.302	14.016	23
	12/31/2013	14.016	12.329	8
	12/31/2014	12.329	12.317	9
	12/31/2015	12.317	11.612	10
	12/31/2016	11.612	11.837	10
	12/31/2017	11.837	11.891	12
	12/31/2018	11.891	11.266	12
	12/31/2019	11.266	11.839	11
3.20%
	12/31/2013	N/A	16.384	0
	12/31/2014	16.384	16.360	1
	12/31/2015	16.360	15.416	2
	12/31/2016	15.416	15.706	2
	12/31/2017	15.706	15.769	2
	12/31/2018	15.769	14.933	1
	12/31/2019	14.933	15.685	1
3.25%
	12/31/2013	N/A	16.267	0
	12/31/2014	16.267	16.235	0
	12/31/2015	16.235	15.291	0
	12/31/2016	15.291	15.571	0
	12/31/2017	15.571	15.626	0
	12/31/2018	15.626	14.790	0
	12/31/2019	14.790	15.526	0
3.30%
	12/31/2013	N/A	12.133	0
	12/31/2014	12.133	12.103	0
	12/31/2015	12.103	11.394	0
	12/31/2016	11.394	11.597	3
	12/31/2017	11.597	11.632	5
	12/31/2018	11.632	11.004	5
	12/31/2019	11.004	11.546	6
3.35%
	12/31/2013	N/A	16.036	0
	12/31/2014	16.036	15.989	0
	12/31/2015	15.989	15.044	0
	12/31/2016	15.044	15.304	0
	12/31/2017	15.304	15.343	0
	12/31/2018	15.343	14.508	0
	12/31/2019	14.508	15.215	0
3.40%
	12/31/2013	N/A	15.922	0
	12/31/2014	15.922	15.867	0
	12/31/2015	15.867	14.922	0
	12/31/2016	14.922	15.173	0
	12/31/2017	15.173	15.203	0
	12/31/2018	15.203	14.368	0
	12/31/2019	14.368	15.061	0

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT StocksPLUS Global Portfolio
1.65%
	12/31/2010	N/A	10.320	20
	12/31/2011	10.320	9.672	449
	12/31/2012	9.672	10.443	521
	12/31/2013	10.443	12.244	466
	12/31/2014	12.244	12.152	375
	12/31/2015	12.152	10.876	286
	12/31/2016	10.876	11.526	244
	12/31/2017	11.526	13.945	188
	12/31/2018	13.945	12.242	160
	12/31/2019	12.242	15.356	122
1.70%
	12/31/2010	N/A	10.316	12
	12/31/2011	10.316	9.664	727
	12/31/2012	9.664	10.429	718
	12/31/2013	10.429	12.221	686
	12/31/2014	12.221	12.124	535
	12/31/2015	12.124	10.845	430
	12/31/2016	10.845	11.488	356
	12/31/2017	11.488	13.891	279
	12/31/2018	13.891	12.189	222
	12/31/2019	12.189	15.282	170
1.75%
	12/31/2010	N/A	10.313	1
	12/31/2011	10.313	9.656	74
	12/31/2012	9.656	10.415	44
	12/31/2013	10.415	12.199	32
	12/31/2014	12.199	12.095	26
	12/31/2015	12.095	10.814	10
	12/31/2016	10.814	11.450	11
	12/31/2017	11.450	13.838	8
	12/31/2018	13.838	12.136	4
	12/31/2019	12.136	15.209	3
1.80%
	12/31/2010	N/A	10.309	3
	12/31/2011	10.309	9.648	756
	12/31/2012	9.648	10.401	721
	12/31/2013	10.401	12.176	601
	12/31/2014	12.176	12.067	561
	12/31/2015	12.067	10.783	436
	12/31/2016	10.783	11.411	328
	12/31/2017	11.411	13.785	248
	12/31/2018	13.785	12.084	221
	12/31/2019	12.084	15.135	178
1.95%
	12/31/2010	N/A	10.299	6
	12/31/2011	10.299	9.624	586
	12/31/2012	9.624	10.359	565
	12/31/2013	10.359	12.109	508
	12/31/2014	12.109	11.983	398
	12/31/2015	11.983	10.692	346
	12/31/2016	10.692	11.298	264
	12/31/2017	11.298	13.627	210
	12/31/2018	13.627	11.927	162
	12/31/2019	11.927	14.917	116

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.05%
	12/31/2010	N/A	10.292	0
	12/31/2011	10.292	9.608	371
	12/31/2012	9.608	10.332	367
	12/31/2013	10.332	12.065	259
	12/31/2014	12.065	11.927	211
	12/31/2015	11.927	10.631	149
	12/31/2016	10.631	11.223	138
	12/31/2017	11.223	13.523	109
	12/31/2018	13.523	11.824	109
	12/31/2019	11.824	14.773	93
2.10%
	12/31/2010	N/A	10.289	4
	12/31/2011	10.289	9.600	999
	12/31/2012	9.600	10.318	871
	12/31/2013	10.318	12.043	757
	12/31/2014	12.043	11.899	667
	12/31/2015	11.899	10.601	753
	12/31/2016	10.601	11.185	671
	12/31/2017	11.185	13.471	572
	12/31/2018	13.471	11.773	586
	12/31/2019	11.773	14.702	517
2.15%
	12/31/2010	N/A	10.285	1
	12/31/2011	10.285	9.592	49
	12/31/2012	9.592	10.304	48
	12/31/2013	10.304	12.021	44
	12/31/2014	12.021	11.871	44
	12/31/2015	11.871	10.571	31
	12/31/2016	10.571	11.148	37
	12/31/2017	11.148	13.420	34
	12/31/2018	13.420	11.722	34
	12/31/2019	11.722	14.631	34
2.20%
	12/31/2010	N/A	10.282	2
	12/31/2011	10.282	9.584	1,048
	12/31/2012	9.584	10.290	1,042
	12/31/2013	10.290	11.998	921
	12/31/2014	11.998	11.844	817
	12/31/2015	11.844	10.541	725
	12/31/2016	10.541	11.111	667
	12/31/2017	11.111	13.368	569
	12/31/2018	13.368	11.671	472
	12/31/2019	11.671	14.560	406
2.25%
	12/31/2010	N/A	10.278	0
	12/31/2011	10.278	9.576	733
	12/31/2012	9.576	10.276	700
	12/31/2013	10.276	11.976	604
	12/31/2014	11.976	11.816	511
	12/31/2015	11.816	10.511	471
	12/31/2016	10.511	11.074	426
	12/31/2017	11.074	13.317	333
	12/31/2018	13.317	11.621	374
	12/31/2019	11.621	14.490	350

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.30%
	12/31/2010	N/A	10.275	0
	12/31/2011	10.275	9.568	1
	12/31/2012	9.568	10.263	2
	12/31/2013	10.263	11.954	1
	12/31/2014	11.954	11.788	1
	12/31/2015	11.788	10.481	1
	12/31/2016	10.481	11.037	0
	12/31/2017	11.037	13.266	0
	12/31/2018	13.266	11.571	0
	12/31/2019	11.571	14.420	0
2.35%
	12/31/2010	N/A	10.271	13
	12/31/2011	10.271	9.560	1,293
	12/31/2012	9.560	10.249	1,251
	12/31/2013	10.249	11.932	1,072
	12/31/2014	11.932	11.761	941
	12/31/2015	11.761	10.452	880
	12/31/2016	10.452	11.000	824
	12/31/2017	11.000	13.215	693
	12/31/2018	13.215	11.520	584
	12/31/2019	11.520	14.350	509
2.40%
	12/31/2010	N/A	10.268	0
	12/31/2011	10.268	9.552	571
	12/31/2012	9.552	10.235	560
	12/31/2013	10.235	11.911	495
	12/31/2014	11.911	11.733	463
	12/31/2015	11.733	10.422	435
	12/31/2016	10.422	10.963	400
	12/31/2017	10.963	13.165	330
	12/31/2018	13.165	11.471	348
	12/31/2019	11.471	14.281	306
2.45%
	12/31/2010	N/A	10.264	0
	12/31/2011	10.264	9.544	357
	12/31/2012	9.544	10.222	350
	12/31/2013	10.222	11.889	255
	12/31/2014	11.889	11.706	229
	12/31/2015	11.706	10.393	228
	12/31/2016	10.393	10.927	221
	12/31/2017	10.927	13.114	188
	12/31/2018	13.114	11.421	149
	12/31/2019	11.421	14.212	121
2.50%
	12/31/2010	N/A	10.261	1
	12/31/2011	10.261	9.536	880
	12/31/2012	9.536	10.208	848
	12/31/2013	10.208	11.867	780
	12/31/2014	11.867	11.679	692
	12/31/2015	11.679	10.363	663
	12/31/2016	10.363	10.890	643
	12/31/2017	10.890	13.064	530
	12/31/2018	13.064	11.371	439
	12/31/2019	11.371	14.143	391

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.55%
	12/31/2010	N/A	10.257	0
	12/31/2011	10.257	9.528	614
	12/31/2012	9.528	10.194	588
	12/31/2013	10.194	11.845	556
	12/31/2014	11.845	11.651	495
	12/31/2015	11.651	10.334	451
	12/31/2016	10.334	10.854	433
	12/31/2017	10.854	13.014	349
	12/31/2018	13.014	11.322	343
	12/31/2019	11.322	14.075	279
2.60%
	12/31/2010	N/A	10.254	1
	12/31/2011	10.254	9.520	378
	12/31/2012	9.520	10.181	415
	12/31/2013	10.181	11.823	354
	12/31/2014	11.823	11.624	366
	12/31/2015	11.624	10.304	348
	12/31/2016	10.304	10.818	317
	12/31/2017	10.818	12.964	288
	12/31/2018	12.964	11.273	264
	12/31/2019	11.273	14.007	227
2.65%
	12/31/2010	N/A	10.250	0
	12/31/2011	10.250	9.512	618
	12/31/2012	9.512	10.167	547
	12/31/2013	10.167	11.802	469
	12/31/2014	11.802	11.597	413
	12/31/2015	11.597	10.275	387
	12/31/2016	10.275	10.782	322
	12/31/2017	10.782	12.915	250
	12/31/2018	12.915	11.224	184
	12/31/2019	11.224	13.940	156
2.70%
	12/31/2010	N/A	10.247	0
	12/31/2011	10.247	9.504	93
	12/31/2012	9.504	10.153	66
	12/31/2013	10.153	11.780	50
	12/31/2014	11.780	11.570	38
	12/31/2015	11.570	10.246	39
	12/31/2016	10.246	10.746	33
	12/31/2017	10.746	12.865	24
	12/31/2018	12.865	11.176	30
	12/31/2019	11.176	13.872	27
2.75%
	12/31/2010	N/A	10.244	0
	12/31/2011	10.244	9.496	142
	12/31/2012	9.496	10.140	140
	12/31/2013	10.140	11.758	146
	12/31/2014	11.758	11.543	162
	12/31/2015	11.543	10.217	154
	12/31/2016	10.217	10.710	150
	12/31/2017	10.710	12.816	119
	12/31/2018	12.816	11.127	128
	12/31/2019	11.127	13.805	131

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.80%
	12/31/2010	N/A	10.240	0
	12/31/2011	10.240	9.488	173
	12/31/2012	9.488	10.126	130
	12/31/2013	10.126	11.737	99
	12/31/2014	11.737	11.516	82
	12/31/2015	11.516	10.188	82
	12/31/2016	10.188	10.674	72
	12/31/2017	10.674	12.767	55
	12/31/2018	12.767	11.079	37
	12/31/2019	11.079	13.739	28
2.85%
	12/31/2010	N/A	10.237	0
	12/31/2011	10.237	9.480	78
	12/31/2012	9.480	10.113	76
	12/31/2013	10.113	11.715	55
	12/31/2014	11.715	11.489	37
	12/31/2015	11.489	10.159	37
	12/31/2016	10.159	10.639	37
	12/31/2017	10.639	12.718	39
	12/31/2018	12.718	11.031	35
	12/31/2019	11.031	13.672	34
2.90%
	12/31/2010	N/A	10.233	12
	12/31/2011	10.233	9.472	138
	12/31/2012	9.472	10.099	105
	12/31/2013	10.099	11.694	98
	12/31/2014	11.694	11.462	111
	12/31/2015	11.462	10.130	118
	12/31/2016	10.130	10.603	128
	12/31/2017	10.603	12.669	129
	12/31/2018	12.669	10.983	131
	12/31/2019	10.983	13.606	112
2.95%
	12/31/2010	N/A	10.230	0
	12/31/2011	10.230	9.464	70
	12/31/2012	9.464	10.086	68
	12/31/2013	10.086	11.672	60
	12/31/2014	11.672	11.435	27
	12/31/2015	11.435	10.102	27
	12/31/2016	10.102	10.568	24
	12/31/2017	10.568	12.621	13
	12/31/2018	12.621	10.936	12
	12/31/2019	10.936	13.541	9
3.00%
	12/31/2010	N/A	10.226	0
	12/31/2011	10.226	9.457	1
	12/31/2012	9.457	10.072	1
	12/31/2013	10.072	11.651	16
	12/31/2014	11.651	11.409	16
	12/31/2015	11.409	10.073	17
	12/31/2016	10.073	10.533	16
	12/31/2017	10.533	12.572	12
	12/31/2018	12.572	10.888	14
	12/31/2019	10.888	13.475	13

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.05%
	12/31/2013	N/A	11.469	15
	12/31/2014	11.469	11.225	30
	12/31/2015	11.225	9.906	45
	12/31/2016	9.906	10.353	47
	12/31/2017	10.353	12.352	88
	12/31/2018	12.352	10.692	87
	12/31/2019	10.692	13.226	73
3.10%
	12/31/2013	N/A	11.448	0
	12/31/2014	11.448	11.199	1
	12/31/2015	11.199	9.878	1
	12/31/2016	9.878	10.319	4
	12/31/2017	10.319	12.304	4
	12/31/2018	12.304	10.646	3
	12/31/2019	10.646	13.162	4
3.15%
	12/31/2013	N/A	11.427	8
	12/31/2014	11.427	11.172	15
	12/31/2015	11.172	9.850	27
	12/31/2016	9.850	10.284	23
	12/31/2017	10.284	12.257	25
	12/31/2018	12.257	10.599	29
	12/31/2019	10.599	13.098	30
3.20%
	12/31/2013	N/A	11.405	4
	12/31/2014	11.405	11.146	4
	12/31/2015	11.146	9.822	2
	12/31/2016	9.822	10.249	6
	12/31/2017	10.249	12.210	5
	12/31/2018	12.210	10.553	6
	12/31/2019	10.553	13.034	7
3.25%
	12/31/2013	N/A	11.384	0
	12/31/2014	11.384	11.120	0
	12/31/2015	11.120	9.793	0
	12/31/2016	9.793	10.215	0
	12/31/2017	10.215	12.162	0
	12/31/2018	12.162	10.507	0
	12/31/2019	10.507	12.971	0
3.30%
	12/31/2013	N/A	11.363	0
	12/31/2014	11.363	11.093	6
	12/31/2015	11.093	9.765	12
	12/31/2016	9.765	10.180	16
	12/31/2017	10.180	12.115	16
	12/31/2018	12.115	10.461	21
	12/31/2019	10.461	12.908	26
3.35%
	12/31/2013	N/A	11.342	0
	12/31/2014	11.342	11.067	0
	12/31/2015	11.067	9.737	0
	12/31/2016	9.737	10.146	0
	12/31/2017	10.146	12.069	0
	12/31/2018	12.069	10.416	2
	12/31/2019	10.416	12.845	2

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.40%
	12/31/2013	N/A	11.320	0
	12/31/2014	11.320	11.041	0
	12/31/2015	11.041	9.710	0
	12/31/2016	9.710	10.112	0
	12/31/2017	10.112	12.022	0
	12/31/2018	12.022	10.370	0
	12/31/2019	10.370	12.783	0
PIMCO VIT Total Return Portfolio
1.65%
	12/31/2010	16.993	18.071	2,652
	12/31/2011	18.071	18.418	4,938
	12/31/2012	18.418	19.855	7,327
	12/31/2013	19.855	19.147	5,991
	12/31/2014	19.147	19.640	5,404
	12/31/2015	19.640	19.406	4,606
	12/31/2016	19.406	19.600	4,098
	12/31/2017	19.600	20.229	3,491
	12/31/2018	20.229	19.791	2,837
	12/31/2019	19.791	21.096	2,447
1.70%
	12/31/2010	16.909	17.973	2,580
	12/31/2011	17.973	18.309	4,031
	12/31/2012	18.309	19.727	6,253
	12/31/2013	19.727	19.014	6,260
	12/31/2014	19.014	19.494	5,909
	12/31/2015	19.494	19.252	5,579
	12/31/2016	19.252	19.435	5,249
	12/31/2017	19.435	20.048	4,766
	12/31/2018	20.048	19.604	4,306
	12/31/2019	19.604	20.887	3,677
1.75%
	12/31/2010	16.371	17.392	277
	12/31/2011	17.392	17.709	574
	12/31/2012	17.709	19.071	859
	12/31/2013	19.071	18.372	565
	12/31/2014	18.372	18.827	474
	12/31/2015	18.827	18.583	374
	12/31/2016	18.583	18.751	388
	12/31/2017	18.751	19.333	269
	12/31/2018	19.333	18.895	164
	12/31/2019	18.895	20.121	138
1.80%
	12/31/2010	16.742	17.778	1,173
	12/31/2011	17.778	18.092	1,299
	12/31/2012	18.092	19.474	1,408
	12/31/2013	19.474	18.751	1,390
	12/31/2014	18.751	19.205	1,383
	12/31/2015	19.205	18.948	1,212
	12/31/2016	18.948	19.109	991
	12/31/2017	19.109	19.692	815
	12/31/2018	19.692	19.237	717
	12/31/2019	19.237	20.475	546

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.95%
	12/31/2010	16.494	17.489	1,306
	12/31/2011	17.489	17.771	2,037
	12/31/2012	17.771	19.100	2,731
	12/31/2013	19.100	18.364	2,123
	12/31/2014	18.364	18.780	1,808
	12/31/2015	18.780	18.500	1,681
	12/31/2016	18.500	18.630	1,514
	12/31/2017	18.630	19.170	1,382
	12/31/2018	19.170	18.698	1,215
	12/31/2019	18.698	19.872	996
2.05%
	12/31/2010	16.331	17.299	758
	12/31/2011	17.299	17.561	960
	12/31/2012	17.561	18.854	1,046
	12/31/2013	18.854	18.110	702
	12/31/2014	18.110	18.502	693
	12/31/2015	18.502	18.208	765
	12/31/2016	18.208	18.317	651
	12/31/2017	18.317	18.829	595
	12/31/2018	18.829	18.347	537
	12/31/2019	18.347	19.480	504
2.10%
	12/31/2010	16.251	17.204	886
	12/31/2011	17.204	17.456	1,249
	12/31/2012	17.456	18.733	1,354
	12/31/2013	18.733	17.984	1,026
	12/31/2014	17.984	18.364	764
	12/31/2015	18.364	18.064	685
	12/31/2016	18.064	18.163	652
	12/31/2017	18.163	18.661	599
	12/31/2018	18.661	18.175	663
	12/31/2019	18.175	19.287	624
2.15%
	12/31/2010	16.170	17.111	51
	12/31/2011	17.111	17.353	47
	12/31/2012	17.353	18.612	58
	12/31/2013	18.612	17.859	42
	12/31/2014	17.859	18.228	35
	12/31/2015	18.228	17.920	15
	12/31/2016	17.920	18.010	13
	12/31/2017	18.010	18.495	17
	12/31/2018	18.495	18.003	16
	12/31/2019	18.003	19.095	16
2.20%
	12/31/2010	16.090	17.018	1,121
	12/31/2011	17.018	17.249	1,051
	12/31/2012	17.249	18.492	1,033
	12/31/2013	18.492	17.735	960
	12/31/2014	17.735	18.092	856
	12/31/2015	18.092	17.778	788
	12/31/2016	17.778	17.858	800
	12/31/2017	17.858	18.330	785
	12/31/2018	18.330	17.834	608
	12/31/2019	17.834	18.906	499

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.25%
	12/31/2010	16.010	16.925	801
	12/31/2011	16.925	17.147	802
	12/31/2012	17.147	18.373	908
	12/31/2013	18.373	17.612	861
	12/31/2014	17.612	17.958	761
	12/31/2015	17.958	17.637	704
	12/31/2016	17.637	17.707	782
	12/31/2017	17.707	18.166	792
	12/31/2018	18.166	17.666	739
	12/31/2019	17.666	18.718	633
2.30%
	12/31/2010	15.931	16.833	20
	12/31/2011	16.833	17.045	18
	12/31/2012	17.045	18.255	21
	12/31/2013	18.255	17.490	15
	12/31/2014	17.490	17.824	18
	12/31/2015	17.824	17.497	17
	12/31/2016	17.497	17.558	16
	12/31/2017	17.558	18.004	4
	12/31/2018	18.004	17.499	3
	12/31/2019	17.499	18.533	1
2.35%
	12/31/2010	15.852	16.741	2,345
	12/31/2011	16.741	16.944	2,177
	12/31/2012	16.944	18.137	2,109
	12/31/2013	18.137	17.368	1,770
	12/31/2014	17.368	17.691	1,550
	12/31/2015	17.691	17.358	1,478
	12/31/2016	17.358	17.410	1,303
	12/31/2017	17.410	17.843	1,257
	12/31/2018	17.843	17.334	1,118
	12/31/2019	17.334	18.349	1,139
2.40%
	12/31/2010	15.774	16.650	752
	12/31/2011	16.650	16.843	724
	12/31/2012	16.843	18.020	989
	12/31/2013	18.020	17.248	520
	12/31/2014	17.248	17.560	403
	12/31/2015	17.560	17.221	479
	12/31/2016	17.221	17.263	333
	12/31/2017	17.263	17.684	329
	12/31/2018	17.684	17.171	306
	12/31/2019	17.171	18.167	310
2.45%
	12/31/2010	15.696	16.559	785
	12/31/2011	16.559	16.743	776
	12/31/2012	16.743	17.904	784
	12/31/2013	17.904	17.128	537
	12/31/2014	17.128	17.429	462
	12/31/2015	17.429	17.084	433
	12/31/2016	17.084	17.118	398
	12/31/2017	17.118	17.526	388
	12/31/2018	17.526	17.009	261
	12/31/2019	17.009	17.987	166

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.50%
	12/31/2010	15.618	16.469	1,713
	12/31/2011	16.469	16.643	1,619
	12/31/2012	16.643	17.789	1,701
	12/31/2013	17.789	17.009	1,374
	12/31/2014	17.009	17.300	1,198
	12/31/2015	17.300	16.949	1,058
	12/31/2016	16.949	16.974	906
	12/31/2017	16.974	17.370	940
	12/31/2018	17.370	16.849	814
	12/31/2019	16.849	17.809	813
2.55%
	12/31/2010	15.541	16.379	360
	12/31/2011	16.379	16.544	333
	12/31/2012	16.544	17.674	346
	12/31/2013	17.674	16.891	243
	12/31/2014	16.891	17.171	170
	12/31/2015	17.171	16.814	129
	12/31/2016	16.814	16.831	143
	12/31/2017	16.831	17.215	181
	12/31/2018	17.215	16.690	210
	12/31/2019	16.690	17.632	198
2.60%
	12/31/2010	15.464	16.290	1,194
	12/31/2011	16.290	16.446	1,270
	12/31/2012	16.446	17.560	1,235
	12/31/2013	17.560	16.774	857
	12/31/2014	16.774	17.043	767
	12/31/2015	17.043	16.681	824
	12/31/2016	16.681	16.689	752
	12/31/2017	16.689	17.061	580
	12/31/2018	17.061	16.533	503
	12/31/2019	16.533	17.457	457
2.65%
	12/31/2010	15.387	16.201	1,125
	12/31/2011	16.201	16.348	1,084
	12/31/2012	16.348	17.447	1,056
	12/31/2013	17.447	16.658	844
	12/31/2014	16.658	16.917	721
	12/31/2015	16.917	16.549	621
	12/31/2016	16.549	16.548	598
	12/31/2017	16.548	16.909	512
	12/31/2018	16.909	16.377	394
	12/31/2019	16.377	17.284	350
2.70%
	12/31/2010	15.311	16.113	191
	12/31/2011	16.113	16.251	186
	12/31/2012	16.251	17.335	160
	12/31/2013	17.335	16.542	136
	12/31/2014	16.542	16.791	127
	12/31/2015	16.791	16.417	83
	12/31/2016	16.417	16.409	94
	12/31/2017	16.409	16.758	85
	12/31/2018	16.758	16.223	81
	12/31/2019	16.223	17.113	63

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.75%
	12/31/2010	15.235	16.025	517
	12/31/2011	16.025	16.155	455
	12/31/2012	16.155	17.223	453
	12/31/2013	17.223	16.427	383
	12/31/2014	16.427	16.666	358
	12/31/2015	16.666	16.287	417
	12/31/2016	16.287	16.270	436
	12/31/2017	16.270	16.609	403
	12/31/2018	16.609	16.070	412
	12/31/2019	16.070	16.943	369
2.80%
	12/31/2010	15.160	15.938	392
	12/31/2011	15.938	16.059	447
	12/31/2012	16.059	17.112	486
	12/31/2013	17.112	16.313	354
	12/31/2014	16.313	16.542	310
	12/31/2015	16.542	16.158	282
	12/31/2016	16.158	16.133	267
	12/31/2017	16.133	16.461	238
	12/31/2018	16.461	15.919	228
	12/31/2019	15.919	16.775	208
2.85%
	12/31/2010	15.085	15.851	58
	12/31/2011	15.851	15.963	58
	12/31/2012	15.963	17.002	68
	12/31/2013	17.002	16.200	54
	12/31/2014	16.200	16.419	61
	12/31/2015	16.419	16.030	94
	12/31/2016	16.030	15.997	66
	12/31/2017	15.997	16.314	65
	12/31/2018	16.314	15.769	55
	12/31/2019	15.769	16.609	47
2.90%
	12/31/2010	15.010	15.765	295
	12/31/2011	15.765	15.868	221
	12/31/2012	15.868	16.892	222
	12/31/2013	16.892	16.088	165
	12/31/2014	16.088	16.297	186
	12/31/2015	16.297	15.902	172
	12/31/2016	15.902	15.862	188
	12/31/2017	15.862	16.168	184
	12/31/2018	16.168	15.620	175
	12/31/2019	15.620	16.444	171
2.95%
	12/31/2010	14.936	15.679	232
	12/31/2011	15.679	15.774	250
	12/31/2012	15.774	16.784	253
	12/31/2013	16.784	15.976	186
	12/31/2014	15.976	16.176	209
	12/31/2015	16.176	15.776	90
	12/31/2016	15.776	15.729	81
	12/31/2017	15.729	16.024	66
	12/31/2018	16.024	15.473	51
	12/31/2019	15.473	16.281	44

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.00%
	12/31/2010	14.862	15.593	24
	12/31/2011	15.593	15.680	38
	12/31/2012	15.680	16.675	36
	12/31/2013	16.675	15.865	22
	12/31/2014	15.865	16.055	29
	12/31/2015	16.055	15.651	32
	12/31/2016	15.651	15.596	42
	12/31/2017	15.596	15.881	40
	12/31/2018	15.881	15.327	45
	12/31/2019	15.327	16.119	40
3.05%
	12/31/2010	14.788	15.508	140
	12/31/2011	15.508	15.587	118
	12/31/2012	15.587	16.568	118
	12/31/2013	16.568	15.755	83
	12/31/2014	15.755	15.936	122
	12/31/2015	15.936	15.527	116
	12/31/2016	15.527	15.465	98
	12/31/2017	15.465	15.739	113
	12/31/2018	15.739	15.183	109
	12/31/2019	15.183	15.960	91
3.10%
	12/31/2010	14.715	15.424	53
	12/31/2011	15.424	15.494	24
	12/31/2012	15.494	16.461	24
	12/31/2013	16.461	15.646	19
	12/31/2014	15.646	15.818	17
	12/31/2015	15.818	15.404	17
	12/31/2016	15.404	15.334	20
	12/31/2017	15.334	15.599	17
	12/31/2018	15.599	15.040	15
	12/31/2019	15.040	15.801	14
3.15%
	12/31/2010	14.642	15.340	8
	12/31/2011	15.340	15.402	10
	12/31/2012	15.402	16.355	29
	12/31/2013	16.355	15.537	16
	12/31/2014	15.537	15.700	25
	12/31/2015	15.700	15.282	29
	12/31/2016	15.282	15.205	28
	12/31/2017	15.205	15.459	21
	12/31/2018	15.459	14.898	23
	12/31/2019	14.898	15.645	27
3.20%
	12/31/2013	N/A	15.640	0
	12/31/2014	15.640	15.796	1
	12/31/2015	15.796	15.368	2
	12/31/2016	15.368	15.283	2
	12/31/2017	15.283	15.531	3
	12/31/2018	15.531	14.959	5
	12/31/2019	14.959	15.701	4

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.25%
	12/31/2013	N/A	15.515	0
	12/31/2014	15.515	15.662	0
	12/31/2015	15.662	15.230	0
	12/31/2016	15.230	15.138	0
	12/31/2017	15.138	15.376	0
	12/31/2018	15.376	14.803	0
	12/31/2019	14.803	15.529	0
3.30%
	12/31/2013	N/A	14.130	0
	12/31/2014	14.130	14.256	1
	12/31/2015	14.256	13.856	5
	12/31/2016	13.856	13.765	4
	12/31/2017	13.765	13.975	6
	12/31/2018	13.975	13.447	9
	12/31/2019	13.447	14.100	14
3.35%
	12/31/2013	N/A	15.268	0
	12/31/2014	15.268	15.398	0
	12/31/2015	15.398	14.958	1
	12/31/2016	14.958	14.853	0
	12/31/2017	14.853	15.071	1
	12/31/2018	15.071	14.495	1
	12/31/2019	14.495	15.191	1
3.40%
	12/31/2013	N/A	15.147	0
	12/31/2014	15.147	15.267	0
	12/31/2015	15.267	14.823	0
	12/31/2016	14.823	14.712	0
	12/31/2017	14.712	14.921	0
	12/31/2018	14.921	14.343	0
	12/31/2019	14.343	15.024	0
RCM Dynamic Multi-Asset Plus VIT Portfolio
1.65%
	12/31/2015	N/A	9.185	18
	12/31/2016	9.185	9.329	88
	12/31/2017	9.329	10.545	78
	12/31/2018	10.545	9.720	110
	12/31/2019	9.720	11.121	98
1.70%
	12/31/2015	N/A	9.182	24
	12/31/2016	9.182	9.322	30
	12/31/2017	9.322	10.531	48
	12/31/2018	10.531	9.702	59
	12/31/2019	9.702	11.095	59
1.75%
	12/31/2015	N/A	9.179	0
	12/31/2016	9.179	9.314	0
	12/31/2017	9.314	10.516	0
	12/31/2018	10.516	9.684	1
	12/31/2019	9.684	11.069	14
1.95%
	12/31/2015	N/A	9.166	2
	12/31/2016	9.166	9.282	20
	12/31/2017	9.282	10.460	66
	12/31/2018	10.460	9.613	110
	12/31/2019	9.613	10.966	107

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.05%
	12/31/2015	N/A	9.160	0
	12/31/2016	9.160	9.267	0
	12/31/2017	9.267	10.432	0
	12/31/2018	10.432	9.578	0
	12/31/2019	9.578	10.914	0
Templeton Global Bond VIP Fund
1.65%
	12/31/2010	37.721	42.464	606
	12/31/2011	42.464	41.407	1,362
	12/31/2012	41.407	46.862	1,918
	12/31/2013	46.862	46.846	1,962
	12/31/2014	46.846	46.924	1,868
	12/31/2015	46.924	44.169	1,652
	12/31/2016	44.169	44.723	1,457
	12/31/2017	44.723	44.840	1,173
	12/31/2018	44.840	44.957	907
	12/31/2019	44.957	45.112	833
1.70%
	12/31/2010	37.340	42.015	511
	12/31/2011	42.015	40.949	1,122
	12/31/2012	40.949	46.320	1,613
	12/31/2013	46.320	46.281	1,943
	12/31/2014	46.281	46.335	1,930
	12/31/2015	46.335	43.593	1,883
	12/31/2016	43.593	44.117	1,815
	12/31/2017	44.117	44.211	1,606
	12/31/2018	44.211	44.304	1,399
	12/31/2019	44.304	44.434	1,277
1.75%
	12/31/2010	36.964	41.570	42
	12/31/2011	41.570	40.495	136
	12/31/2012	40.495	45.784	149
	12/31/2013	45.784	45.722	147
	12/31/2014	45.722	45.753	177
	12/31/2015	45.753	43.024	143
	12/31/2016	43.024	43.520	109
	12/31/2017	43.520	43.590	96
	12/31/2018	43.590	43.660	72
	12/31/2019	43.660	43.766	41
1.80%
	12/31/2010	36.492	41.019	194
	12/31/2011	41.019	39.938	214
	12/31/2012	39.938	45.131	233
	12/31/2013	45.131	45.048	274
	12/31/2014	45.048	45.055	286
	12/31/2015	45.055	42.347	277
	12/31/2016	42.347	42.813	195
	12/31/2017	42.813	42.861	158
	12/31/2018	42.861	42.908	129
	12/31/2019	42.908	42.991	106

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.95%
	12/31/2010	35.363	39.690	220
	12/31/2011	39.690	38.587	424
	12/31/2012	38.587	43.538	616
	12/31/2013	43.538	43.393	588
	12/31/2014	43.393	43.335	569
	12/31/2015	43.335	40.669	641
	12/31/2016	40.669	41.055	581
	12/31/2017	41.055	41.040	516
	12/31/2018	41.040	41.023	381
	12/31/2019	41.023	41.041	316
2.05%
	12/31/2010	34.630	38.828	249
	12/31/2011	38.828	37.711	306
	12/31/2012	37.711	42.508	336
	12/31/2013	42.508	42.323	290
	12/31/2014	42.323	42.225	271
	12/31/2015	42.225	39.587	135
	12/31/2016	39.587	39.924	96
	12/31/2017	39.924	39.869	86
	12/31/2018	39.869	39.812	85
	12/31/2019	39.812	39.790	87
2.10%
	12/31/2010	34.433	38.588	187
	12/31/2011	38.588	37.460	194
	12/31/2012	37.460	42.203	188
	12/31/2013	42.203	41.999	208
	12/31/2014	41.999	41.880	190
	12/31/2015	41.880	39.244	178
	12/31/2016	39.244	39.558	177
	12/31/2017	39.558	39.484	169
	12/31/2018	39.484	39.408	154
	12/31/2019	39.408	39.366	147
2.15%
	12/31/2010	33.912	37.985	18
	12/31/2011	37.985	36.856	17
	12/31/2012	36.856	41.501	4
	12/31/2013	41.501	41.280	4
	12/31/2014	41.280	41.143	4
	12/31/2015	41.143	38.535	3
	12/31/2016	38.535	38.823	2
	12/31/2017	38.823	38.731	1
	12/31/2018	38.731	38.637	1
	12/31/2019	38.637	38.577	1
2.20%
	12/31/2010	33.558	37.571	249
	12/31/2011	37.571	36.435	266
	12/31/2012	36.435	41.007	287
	12/31/2013	41.007	40.769	248
	12/31/2014	40.769	40.612	226
	12/31/2015	40.612	38.019	202
	12/31/2016	38.019	38.284	191
	12/31/2017	38.284	38.174	171
	12/31/2018	38.174	38.063	132
	12/31/2019	38.063	37.984	124

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.25%
	12/31/2010	33.402	37.377	174
	12/31/2011	37.377	36.229	182
	12/31/2012	36.229	40.755	199
	12/31/2013	40.755	40.497	188
	12/31/2014	40.497	40.322	184
	12/31/2015	40.322	37.728	156
	12/31/2016	37.728	37.972	158
	12/31/2017	37.972	37.845	117
	12/31/2018	37.845	37.715	114
	12/31/2019	37.715	37.618	116
2.30%
	12/31/2010	32.862	36.755	2
	12/31/2011	36.755	35.609	0
	12/31/2012	35.609	40.037	0
	12/31/2013	40.037	39.764	0
	12/31/2014	39.764	39.572	0
	12/31/2015	39.572	37.008	0
	12/31/2016	37.008	37.229	0
	12/31/2017	37.229	37.085	0
	12/31/2018	37.085	36.940	0
	12/31/2019	36.940	36.826	0
2.35%
	12/31/2010	32.520	36.354	395
	12/31/2011	36.354	35.202	425
	12/31/2012	35.202	39.560	415
	12/31/2013	39.560	39.271	388
	12/31/2014	39.271	39.062	345
	12/31/2015	39.062	36.512	304
	12/31/2016	36.512	36.712	301
	12/31/2017	36.712	36.552	266
	12/31/2018	36.552	36.390	216
	12/31/2019	36.390	36.261	199
2.40%
	12/31/2010	32.401	36.203	124
	12/31/2011	36.203	35.039	152
	12/31/2012	35.039	39.357	200
	12/31/2013	39.357	39.049	131
	12/31/2014	39.049	38.822	124
	12/31/2015	38.822	36.270	110
	12/31/2016	36.270	36.450	95
	12/31/2017	36.450	36.273	81
	12/31/2018	36.273	36.095	79
	12/31/2019	36.095	35.948	77
2.45%
	12/31/2010	31.846	35.565	121
	12/31/2011	35.565	34.404	102
	12/31/2012	34.404	38.624	92
	12/31/2013	38.624	38.303	96
	12/31/2014	38.303	38.061	80
	12/31/2015	38.061	35.541	68
	12/31/2016	35.541	35.700	65
	12/31/2017	35.700	35.509	60
	12/31/2018	35.509	35.316	47
	12/31/2019	35.316	35.155	41

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.50%
	12/31/2010	31.514	35.176	366
	12/31/2011	35.176	34.011	338
	12/31/2012	34.011	38.164	381
	12/31/2013	38.164	37.828	332
	12/31/2014	37.828	37.570	294
	12/31/2015	37.570	35.065	230
	12/31/2016	35.065	35.204	227
	12/31/2017	35.204	34.999	200
	12/31/2018	34.999	34.791	176
	12/31/2019	34.791	34.615	180
2.55%
	12/31/2010	31.431	35.066	97
	12/31/2011	35.066	33.888	99
	12/31/2012	33.888	38.007	92
	12/31/2013	38.007	37.653	83
	12/31/2014	37.653	37.378	75
	12/31/2015	37.378	34.869	68
	12/31/2016	34.869	34.989	62
	12/31/2017	34.989	34.767	57
	12/31/2018	34.767	34.544	57
	12/31/2019	34.544	34.352	51
2.60%
	12/31/2010	30.861	34.413	225
	12/31/2011	34.413	33.240	223
	12/31/2012	33.240	37.261	208
	12/31/2013	37.261	36.896	216
	12/31/2014	36.896	36.608	214
	12/31/2015	36.608	34.133	165
	12/31/2016	34.133	34.234	141
	12/31/2017	34.234	34.000	130
	12/31/2018	34.000	33.765	99
	12/31/2019	33.765	33.560	98
2.65%
	12/31/2010	30.539	34.037	165
	12/31/2011	34.037	32.861	165
	12/31/2012	32.861	36.817	175
	12/31/2013	36.817	36.438	167
	12/31/2014	36.438	36.136	146
	12/31/2015	36.136	33.676	127
	12/31/2016	33.676	33.759	103
	12/31/2017	33.759	33.511	96
	12/31/2018	33.511	33.263	73
	12/31/2019	33.263	33.045	70
2.70%
	12/31/2010	30.490	33.965	64
	12/31/2011	33.965	32.775	41
	12/31/2012	32.775	36.703	38
	12/31/2013	36.703	36.307	38
	12/31/2014	36.307	35.988	27
	12/31/2015	35.988	33.521	24
	12/31/2016	33.521	33.587	23
	12/31/2017	33.587	33.324	27
	12/31/2018	33.324	33.060	22
	12/31/2019	33.060	32.827	23

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.75%
	12/31/2010	29.906	33.298	69
	12/31/2011	33.298	32.115	79
	12/31/2012	32.115	35.946	91
	12/31/2013	35.946	35.540	86
	12/31/2014	35.540	35.210	85
	12/31/2015	35.210	32.780	91
	12/31/2016	32.780	32.828	82
	12/31/2017	32.828	32.555	75
	12/31/2018	32.555	32.281	74
	12/31/2019	32.281	32.037	75
2.80%
	12/31/2010	29.594	32.934	128
	12/31/2011	32.934	31.749	138
	12/31/2012	31.749	35.518	143
	12/31/2013	35.518	35.099	153
	12/31/2014	35.099	34.756	126
	12/31/2015	34.756	32.342	112
	12/31/2016	32.342	32.372	117
	12/31/2017	32.372	32.087	76
	12/31/2018	32.087	31.801	56
	12/31/2019	31.801	31.545	50
2.85%
	12/31/2010	29.577	32.899	17
	12/31/2011	32.899	31.698	20
	12/31/2012	31.698	35.444	20
	12/31/2013	35.444	35.009	16
	12/31/2014	35.009	34.649	16
	12/31/2015	34.649	32.226	21
	12/31/2016	32.226	32.241	20
	12/31/2017	32.241	31.940	19
	12/31/2018	31.940	31.640	18
	12/31/2019	31.640	31.370	15
2.90%
	12/31/2010	28.981	32.219	64
	12/31/2011	32.219	31.028	63
	12/31/2012	31.028	34.677	102
	12/31/2013	34.677	34.234	60
	12/31/2014	34.234	33.865	53
	12/31/2015	33.865	31.481	51
	12/31/2016	31.481	31.480	53
	12/31/2017	31.480	31.171	54
	12/31/2018	31.171	30.862	53
	12/31/2019	30.862	30.584	55
2.95%
	12/31/2010	28.679	31.868	53
	12/31/2011	31.868	30.674	56
	12/31/2012	30.674	34.264	63
	12/31/2013	34.264	33.810	41
	12/31/2014	33.810	33.429	34
	12/31/2015	33.429	31.060	25
	12/31/2016	31.060	31.043	23
	12/31/2017	31.043	30.723	18
	12/31/2018	30.723	30.404	15
	12/31/2019	30.404	30.114	14

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.00%
	12/31/2010	28.380	31.520	5
	12/31/2011	31.520	30.324	5
	12/31/2012	30.324	33.856	7
	12/31/2013	33.856	33.391	9
	12/31/2014	33.391	32.998	18
	12/31/2015	32.998	30.644	9
	12/31/2016	30.644	30.612	8
	12/31/2017	30.612	30.282	8
	12/31/2018	30.282	29.952	10
	12/31/2019	29.952	29.651	10
3.05%
	12/31/2010	28.084	31.176	21
	12/31/2011	31.176	29.978	25
	12/31/2012	29.978	33.453	73
	12/31/2013	33.453	32.977	23
	12/31/2014	32.977	32.572	23
	12/31/2015	32.572	30.234	22
	12/31/2016	30.234	30.187	20
	12/31/2017	30.187	29.847	21
	12/31/2018	29.847	29.506	24
	12/31/2019	29.506	29.196	23
3.10%
	12/31/2010	27.791	30.835	9
	12/31/2011	30.835	29.636	6
	12/31/2012	29.636	33.055	7
	12/31/2013	33.055	32.568	7
	12/31/2014	32.568	32.152	9
	12/31/2015	32.152	29.829	9
	12/31/2016	29.829	29.768	8
	12/31/2017	29.768	29.418	7
	12/31/2018	29.418	29.068	6
	12/31/2019	29.068	28.747	6
3.15%
	12/31/2010	27.502	30.499	1
	12/31/2011	30.499	29.298	2
	12/31/2012	29.298	32.661	2
	12/31/2013	32.661	32.164	4
	12/31/2014	32.164	31.738	6
	12/31/2015	31.738	29.430	5
	12/31/2016	29.430	29.355	5
	12/31/2017	29.355	28.995	4
	12/31/2018	28.995	28.635	4
	12/31/2019	28.635	28.306	3
3.20%
	12/31/2013	N/A	31.091	1
	12/31/2014	31.091	30.663	2
	12/31/2015	30.663	28.419	1
	12/31/2016	28.419	28.333	0
	12/31/2017	28.333	27.971	0
	12/31/2018	27.971	27.611	3
	12/31/2019	27.611	27.279	3

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.25%
	12/31/2013	N/A	30.705	0
	12/31/2014	30.705	30.268	0
	12/31/2015	30.268	28.039	0
	12/31/2016	28.039	27.939	0
	12/31/2017	27.939	27.569	0
	12/31/2018	27.569	27.200	0
	12/31/2019	27.200	26.860	0
3.30%
	12/31/2013	N/A	30.982	0
	12/31/2014	30.982	30.526	2
	12/31/2015	30.526	28.264	2
	12/31/2016	28.264	28.150	2
	12/31/2017	28.150	27.763	2
	12/31/2018	27.763	27.377	2
	12/31/2019	27.377	27.021	4
3.35%
	12/31/2013	N/A	29.948	0
	12/31/2014	29.948	29.492	0
	12/31/2015	29.492	27.292	0
	12/31/2016	27.292	27.169	0
	12/31/2017	27.169	26.782	0
	12/31/2018	26.782	26.397	0
	12/31/2019	26.397	26.041	0
3.40%
	12/31/2013	N/A	29.576	0
	12/31/2014	29.576	29.111	0
	12/31/2015	29.111	26.927	0
	12/31/2016	26.927	26.791	0
	12/31/2017	26.791	26.397	0
	12/31/2018	26.397	26.004	0
	12/31/2019	26.004	25.641	0
Templeton Growth VIP Fund
1.65%
	12/31/2010	20.877	22.053	74
	12/31/2011	22.053	20.180	168
	12/31/2012	20.180	24.030	210
	12/31/2013	24.030	30.921	206
	12/31/2014	30.921	29.559	186
	12/31/2015	29.559	27.189	142
	12/31/2016	27.189	29.317	107
	12/31/2017	29.317	34.174	69
	12/31/2018	34.174	28.620	57
	12/31/2019	28.620	32.418	47
1.70%
	12/31/2010	20.712	21.869	151
	12/31/2011	21.869	20.001	235
	12/31/2012	20.001	23.805	313
	12/31/2013	23.805	30.616	329
	12/31/2014	30.616	29.253	303
	12/31/2015	29.253	26.894	261
	12/31/2016	26.894	28.984	212
	12/31/2017	28.984	33.769	186
	12/31/2018	33.769	28.267	160
	12/31/2019	28.267	32.002	136

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.75%
	12/31/2010	20.550	21.687	3
	12/31/2011	21.687	19.825	8
	12/31/2012	19.825	23.583	7
	12/31/2013	23.583	30.316	8
	12/31/2014	30.316	28.951	6
	12/31/2015	28.951	26.604	5
	12/31/2016	26.604	28.657	4
	12/31/2017	28.657	33.371	3
	12/31/2018	33.371	27.920	3
	12/31/2019	27.920	31.594	2
1.80%
	12/31/2010	20.387	21.504	288
	12/31/2011	21.504	19.648	279
	12/31/2012	19.648	23.361	269
	12/31/2013	23.361	30.015	203
	12/31/2014	30.015	28.650	197
	12/31/2015	28.650	26.314	156
	12/31/2016	26.314	28.331	97
	12/31/2017	28.331	32.974	77
	12/31/2018	32.974	27.574	65
	12/31/2019	27.574	31.187	61
1.95%
	12/31/2010	19.909	20.969	117
	12/31/2011	20.969	19.130	144
	12/31/2012	19.130	22.711	153
	12/31/2013	22.711	29.136	141
	12/31/2014	29.136	27.769	131
	12/31/2015	27.769	25.467	106
	12/31/2016	25.467	27.377	78
	12/31/2017	27.377	31.817	62
	12/31/2018	31.817	26.567	56
	12/31/2019	26.567	30.002	44
2.05%
	12/31/2010	19.597	20.619	70
	12/31/2011	20.619	18.793	72
	12/31/2012	18.793	22.288	62
	12/31/2013	22.288	28.565	38
	12/31/2014	28.565	27.197	41
	12/31/2015	27.197	24.917	24
	12/31/2016	24.917	26.760	19
	12/31/2017	26.760	31.069	14
	12/31/2018	31.069	25.916	14
	12/31/2019	25.916	29.237	11
2.10%
	12/31/2010	19.443	20.446	530
	12/31/2011	20.446	18.626	481
	12/31/2012	18.626	22.079	449
	12/31/2013	22.079	28.283	369
	12/31/2014	28.283	26.916	352
	12/31/2015	26.916	24.647	378
	12/31/2016	24.647	26.456	349
	12/31/2017	26.456	30.701	297
	12/31/2018	30.701	25.596	290
	12/31/2019	25.596	28.862	291

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.15%
	12/31/2010	19.290	20.275	6
	12/31/2011	20.275	18.461	1
	12/31/2012	18.461	21.872	1
	12/31/2013	21.872	28.004	0
	12/31/2014	28.004	26.637	1
	12/31/2015	26.637	24.379	0
	12/31/2016	24.379	26.156	0
	12/31/2017	26.156	30.338	0
	12/31/2018	30.338	25.280	0
	12/31/2019	25.280	28.492	0
2.20%
	12/31/2010	19.138	20.105	380
	12/31/2011	20.105	18.297	410
	12/31/2012	18.297	21.667	365
	12/31/2013	21.667	27.728	381
	12/31/2014	27.728	26.361	373
	12/31/2015	26.361	24.115	311
	12/31/2016	24.115	25.860	283
	12/31/2017	25.860	29.978	237
	12/31/2018	29.978	24.968	205
	12/31/2019	24.968	28.127	175
2.25%
	12/31/2010	18.987	19.937	356
	12/31/2011	19.937	18.135	359
	12/31/2012	18.135	21.464	353
	12/31/2013	21.464	27.455	273
	12/31/2014	27.455	26.088	268
	12/31/2015	26.088	23.853	218
	12/31/2016	23.853	25.566	203
	12/31/2017	25.566	29.624	179
	12/31/2018	29.624	24.661	209
	12/31/2019	24.661	27.766	213
2.30%
	12/31/2010	18.838	19.770	4
	12/31/2011	19.770	17.974	2
	12/31/2012	17.974	21.263	2
	12/31/2013	21.263	27.184	2
	12/31/2014	27.184	25.818	1
	12/31/2015	25.818	23.595	2
	12/31/2016	23.595	25.276	1
	12/31/2017	25.276	29.273	1
	12/31/2018	29.273	24.356	1
	12/31/2019	24.356	27.410	1
2.35%
	12/31/2010	18.689	19.605	496
	12/31/2011	19.605	17.815	466
	12/31/2012	17.815	21.064	431
	12/31/2013	21.064	26.916	397
	12/31/2014	26.916	25.551	393
	12/31/2015	25.551	23.339	362
	12/31/2016	23.339	24.990	343
	12/31/2017	24.990	28.927	287
	12/31/2018	28.927	24.056	240
	12/31/2019	24.056	27.058	214

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.40%
	12/31/2010	18.542	19.441	339
	12/31/2011	19.441	17.657	282
	12/31/2012	17.657	20.867	251
	12/31/2013	20.867	26.651	248
	12/31/2014	26.651	25.286	245
	12/31/2015	25.286	23.085	174
	12/31/2016	23.085	24.706	157
	12/31/2017	24.706	28.584	135
	12/31/2018	28.584	23.759	146
	12/31/2019	23.759	26.711	148
2.45%
	12/31/2010	18.396	19.278	171
	12/31/2011	19.278	17.500	154
	12/31/2012	17.500	20.672	123
	12/31/2013	20.672	26.388	104
	12/31/2014	26.388	25.025	91
	12/31/2015	25.025	22.835	73
	12/31/2016	22.835	24.426	70
	12/31/2017	24.426	28.246	54
	12/31/2018	28.246	23.466	45
	12/31/2019	23.466	26.368	38
2.50%
	12/31/2010	18.251	19.117	368
	12/31/2011	19.117	17.345	382
	12/31/2012	17.345	20.478	364
	12/31/2013	20.478	26.128	336
	12/31/2014	26.128	24.765	284
	12/31/2015	24.765	22.587	260
	12/31/2016	22.587	24.149	251
	12/31/2017	24.149	27.911	220
	12/31/2018	27.911	23.177	187
	12/31/2019	23.177	26.030	170
2.55%
	12/31/2010	18.107	18.957	209
	12/31/2011	18.957	17.192	195
	12/31/2012	17.192	20.286	174
	12/31/2013	20.286	25.870	152
	12/31/2014	25.870	24.509	146
	12/31/2015	24.509	22.342	127
	12/31/2016	22.342	23.875	117
	12/31/2017	23.875	27.581	94
	12/31/2018	27.581	22.891	107
	12/31/2019	22.891	25.696	101
2.60%
	12/31/2010	17.965	18.798	154
	12/31/2011	18.798	17.039	106
	12/31/2012	17.039	20.096	100
	12/31/2013	20.096	25.615	162
	12/31/2014	25.615	24.255	182
	12/31/2015	24.255	22.100	153
	12/31/2016	22.100	23.604	148
	12/31/2017	23.604	27.255	127
	12/31/2018	27.255	22.609	113
	12/31/2019	22.609	25.367	100

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.65%
	12/31/2010	17.823	18.640	201
	12/31/2011	18.640	16.888	197
	12/31/2012	16.888	19.908	199
	12/31/2013	19.908	25.363	156
	12/31/2014	25.363	24.004	151
	12/31/2015	24.004	21.860	140
	12/31/2016	21.860	23.336	129
	12/31/2017	23.336	26.932	106
	12/31/2018	26.932	22.330	80
	12/31/2019	22.330	25.041	69
2.70%
	12/31/2010	17.683	18.484	41
	12/31/2011	18.484	16.738	40
	12/31/2012	16.738	19.722	36
	12/31/2013	19.722	25.113	32
	12/31/2014	25.113	23.756	26
	12/31/2015	23.756	21.623	22
	12/31/2016	21.623	23.072	20
	12/31/2017	23.072	26.613	19
	12/31/2018	26.613	22.055	13
	12/31/2019	22.055	24.720	14
2.75%
	12/31/2010	17.544	18.330	44
	12/31/2011	18.330	16.590	51
	12/31/2012	16.590	19.537	44
	12/31/2013	19.537	24.865	65
	12/31/2014	24.865	23.510	92
	12/31/2015	23.510	21.388	107
	12/31/2016	21.388	22.810	93
	12/31/2017	22.810	26.298	85
	12/31/2018	26.298	21.783	81
	12/31/2019	21.783	24.403	75
2.80%
	12/31/2010	17.406	18.176	37
	12/31/2011	18.176	16.443	40
	12/31/2012	16.443	19.354	43
	12/31/2013	19.354	24.620	35
	12/31/2014	24.620	23.266	29
	12/31/2015	23.266	21.156	18
	12/31/2016	21.156	22.551	18
	12/31/2017	22.551	25.987	16
	12/31/2018	25.987	21.514	16
	12/31/2019	21.514	24.090	15
2.85%
	12/31/2010	17.268	18.024	37
	12/31/2011	18.024	16.297	29
	12/31/2012	16.297	19.173	26
	12/31/2013	19.173	24.377	33
	12/31/2014	24.377	23.025	40
	12/31/2015	23.025	20.927	40
	12/31/2016	20.927	22.295	40
	12/31/2017	22.295	25.679	38
	12/31/2018	25.679	21.249	29
	12/31/2019	21.249	23.781	32

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.90%
	12/31/2010	17.132	17.873	33
	12/31/2011	17.873	16.153	33
	12/31/2012	16.153	18.993	31
	12/31/2013	18.993	24.137	29
	12/31/2014	24.137	22.787	48
	12/31/2015	22.787	20.700	51
	12/31/2016	20.700	22.042	52
	12/31/2017	22.042	25.375	47
	12/31/2018	25.375	20.986	47
	12/31/2019	20.986	23.476	48
2.95%
	12/31/2010	16.998	17.724	26
	12/31/2011	17.724	16.009	26
	12/31/2012	16.009	18.816	33
	12/31/2013	18.816	23.899	33
	12/31/2014	23.899	22.551	29
	12/31/2015	22.551	20.475	25
	12/31/2016	20.475	21.792	26
	12/31/2017	21.792	25.075	27
	12/31/2018	25.075	20.728	18
	12/31/2019	20.728	23.175	14
3.00%
	12/31/2010	16.864	17.575	0
	12/31/2011	17.575	15.867	0
	12/31/2012	15.867	18.639	0
	12/31/2013	18.639	23.663	7
	12/31/2014	23.663	22.317	11
	12/31/2015	22.317	20.253	13
	12/31/2016	20.253	21.545	12
	12/31/2017	21.545	24.778	15
	12/31/2018	24.778	20.472	16
	12/31/2019	20.472	22.878	20
3.05%
	12/31/2010	16.731	17.428	0
	12/31/2011	17.428	15.727	0
	12/31/2012	15.727	18.465	0
	12/31/2013	18.465	23.430	12
	12/31/2014	23.430	22.086	20
	12/31/2015	22.086	20.033	25
	12/31/2016	20.033	21.301	27
	12/31/2017	21.301	24.485	37
	12/31/2018	24.485	20.220	33
	12/31/2019	20.220	22.584	32
3.10%
	12/31/2010	16.599	17.282	0
	12/31/2011	17.282	15.587	0
	12/31/2012	15.587	18.292	0
	12/31/2013	18.292	23.199	0
	12/31/2014	23.199	21.858	0
	12/31/2015	21.858	19.816	1
	12/31/2016	19.816	21.059	1
	12/31/2017	21.059	24.195	1
	12/31/2018	24.195	19.970	1
	12/31/2019	19.970	22.294	1

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

Investment Option M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
3.15%
	12/31/2010	16.468	17.137	0
	12/31/2011	17.137	15.449	0
	12/31/2012	15.449	18.121	0
	12/31/2013	18.121	22.970	9
	12/31/2014	22.970	21.631	16
	12/31/2015	21.631	19.601	11
	12/31/2016	19.601	20.820	8
	12/31/2017	20.820	23.909	7
	12/31/2018	23.909	19.724	7
	12/31/2019	19.724	22.008	7
3.20%
	12/31/2013	N/A	23.828	3
	12/31/2014	23.828	22.428	3
	12/31/2015	22.428	20.312	4
	12/31/2016	20.312	21.565	4
	12/31/2017	21.565	24.752	4
	12/31/2018	24.752	20.409	4
	12/31/2019	20.409	22.762	3
3.25%
	12/31/2013	N/A	23.593	1
	12/31/2014	23.593	22.195	1
	12/31/2015	22.195	20.092	1
	12/31/2016	20.092	21.320	0
	12/31/2017	21.320	24.459	0
	12/31/2018	24.459	20.157	0
	12/31/2019	20.157	22.470	0
3.30%
	12/31/2013	N/A	22.297	0
	12/31/2014	22.297	20.966	4
	12/31/2015	20.966	18.970	8
	12/31/2016	18.970	20.120	8
	12/31/2017	20.120	23.070	7
	12/31/2018	23.070	19.003	7
	12/31/2019	19.003	21.172	10
3.35%
	12/31/2013	N/A	23.129	0
	12/31/2014	23.129	21.738	4
	12/31/2015	21.738	19.658	4
	12/31/2016	19.658	20.839	3
	12/31/2017	20.839	23.883	3
	12/31/2018	23.883	19.663	4
	12/31/2019	19.663	21.897	4
3.40%
	12/31/2013	N/A	22.901	0
	12/31/2014	22.901	21.512	0
	12/31/2015	21.512	19.445	0
	12/31/2016	19.445	20.603	0
	12/31/2017	20.603	23.600	0
	12/31/2018	23.600	19.420	0
	12/31/2019	19.420	21.615	0

Allianz VisionSM Statement of Additional Information – May 1, 2020
Appendix C

PART C – OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
a.	Financial Statements
The following financial statements of the Company are incorporated by reference as exhibit EX-99.A. from Post-Effective Amendment No. 21 to Registrant’s Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 21, 2020.

1.	Report of Independent Auditors
2.	Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus – December 31, 2019 and 2018
3.	Statutory Statements of Operations – Years ended December 31, 2019, 2018, and 2017
4.	Statutory Statements of Capital and Surplus – Years ended December 31, 2019, 2018, and 2017
5.	Statutory Statements of Cash Flows – Years ended December 31, 2019, 2018, and 2017
6.	Notes to the Statutory Financial Statements and Schedules – December 31, 2019, 2018, and 2017
The following financial statements of the Variable Account are are incorporated by reference as exhibit EX-99.A. from Post-Effective Amendment No. 21 to Registrant’s Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 21, 2020.

1.	Report of Independent Registered Public Accounting Firm
2.	Statements of Assets and Liabilities – December 31, 2019
3.	Statements of Operations – For the year or periods ended December 31, 2019
4.	Statements of Changes in Net Assets – For the years or periods ended December 31, 2019 and 2018
5.	Notes to the Financial Statements and the financial highlights for each of the years or periods in the five-year period then ended – December 31, 2019
b.	Exhibits
1.
Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account, dated May 31, 1985 incorporated by reference as exhibit EX-99.B1. from Registrant's initial filing on Form N-4 (File Nos. 333-06709 and 811-05618), electronically filed on June 25, 1996.

2.	Not Applicable
3.	a.
Principal Underwriter Agreement by and between North American Life and Casualty Company on behalf of NALAC Financial Plans, Inc. dated September 14, 1988 incorporated by reference as exhibit EX-99.B3.a. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618), electronically filed on December 13, 1996.
(North American Life and Casualty Company is the predecessor to Allianz Life Insurance Company of North America. NALAC Financial Plans, Inc., is the predecessor to USAllianz Investor Services, LLC, which is the predecessor to Allianz Life Financial Services, LLC.)

b.
Broker-Dealer Agreement (amended and restated) between Allianz Life Insurance Company of North America and Allianz Life Financial Services, LLC, dated June 1, 2010 incorporated by reference as exhibit EX-99B3b. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618), electronically filed on September 24, 2010.

c.
The current specimen of the selling agreement between Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, and retail brokers which offer and sell the Contracts to the public is incorporated by reference as exhibit EX-99.B3.b. from Registrant's initial filing on Form N-4 (File Nos. 333-134267 and 811-05618), electronically filed on May 19, 2006.
The underwriter has executed versions of the agreement with approximately 2,100 retail brokers.

4.	a.
Individual Variable Annuity “Base” Contract-L40529 incorporated by reference as exhibit EX-99.B4.a. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 9, 2007.

b.
Individual Variable Annuity “Bonus” Contract-L40530 incorporated by reference as exhibit EX-99.B4.b. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 9, 2007.

c.
Schedule Pages-S40776 to S40783 combined incorporated by reference as exhibit EX-99.B4.c. from Post-Effective Amendment No. 10 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on July 17, 2008.

d.
Schedule Pages-S40776-01 to S40813 combined incorporated by reference as exhibit EX-99.B4.d. from Post-Effective Amendment No. 21 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 23, 2010.

e.
Schedule Pages-Investment Options-S40788,S40789, S40796 combined incorporated by reference as exhibit EX-99.B4.d. from Post-Effective Amendment No. 10 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on July 17, 2008.

f.
Schedule Pages-Investment Options-S40796-01 to S40805-DP combined incorporated by reference as exhibit EX-99.B4.f. from Post-Effective Amendment No. 21 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 23, 2010.

g.
Schedule Pages Investment Plus-S40828,S40829,S40830 incorporated by reference as exhibit EX-99.B4.g. from Post-Effective Amendment No. 24 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on December 22, 2010.

h.
Asset Allocation Rider-S4074 incorporated by reference as exhibit EX-99.B4.d. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 9, 2007.

i.
Asset Allocation Rider-S40741-02 and S40766-02 combined incorporated by reference as exhibit EX-99.B4.h. from Post-Effective Amendment No. 21 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 23, 2010.

j.
Asset Allocation Rider- S40766-03 and Investment Options -S40789-3 for Investment Protector incorporated by reference as exhibit EX-99.B4.h. from Post-Effective Amendment No. 9 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on June 7, 2012.

k.
Lifetime Plus Benefit Rider-S40742-02 incorporated by reference as exhibit EX-99.B4.f. from Post-Effective Amendment No. 10 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on July 17, 2008.

l.
Lifetime Plus II Benefit Rider-S40761-01 incorporated by reference as exhibit EX-99.B4.g. from Post-Effective Amendment No. 10 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on July 17, 2008.

m.
Lifetime Plus 10 Benefit Rider-S40795-02 incorporated by reference as exhibit EX-99.B4.h. from Post-Effective Amendment No. 10 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on July 17, 2008.

n.
Income Protector (08.09) Rider-S40799 incorporated by reference as exhibit EX-99.B4.l. from Post-Effective Amendment No. 21 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 23, 2010.

o.
Income Protector Charge Lock Option Rider-S40882 and Contract Schedule-S40884 incorporated by reference as exhibit EX-99.B4.d. from Post-Effective Amendment No. 5 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on May 1, 2013.

p.
Investment Protector (08.09) Rider-S40801 incorporated by reference as exhibit EX-99.B4.m. from Post-Effective Amendment No. 21 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 23, 2010.

q.
Investment Plus Rider-S40827 incorporated by reference as exhibit EX-99.B4.o. from Post-Effective Amendment No. 24 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on December 22, 2010.

r.
Waiver of Withdrawal Charge Rider-S40749 incorporated by reference as exhibit EX-99.B4.f. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 9, 2007.

s.
Quarterly Value Death Benefit Rider-S40743 incorporated by reference as exhibit EX-99.B4.g. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 9, 2007.

t.
Quarterly Value Death Benefit Rider-S40743-02, S40812, S40814 incorporated by reference as exhibit EX-99.B4.p. from Post-Effective Amendment No. 21 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 23, 2010.

u.
Target Date Retirement Rider-F40766 incorporated by reference as exhibit EX-99.B4.j. from Post-Effective Amendment No. 6 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on December 28, 2007.

v.
Target Benefit Asset Allocation Rider incorporated by reference as exhibit EX-99.B4.k. from Post-Effective Amendment No. 6 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on December 28, 2007.

w.
Inherited IRA/Roth IRA Endorsement-S40713 incorporated by reference as exhibit EX-99.B4.q. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618), electronically filed on September 25, 2006.

x.
Roth IRA Endorsement-S40342 incorporated by reference as exhibit EX-99.B4.l. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618), electronically filed on September 25, 2006.

y.
IRA Endorsement-S40014 incorporated by reference as exhibit EX-99.B4.g. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

z.
Unisex Endorsement-(S20146) incorporated by reference as exhibit EX-99.B4.h. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

aa.
Pension Plan and Profit Sharing Plan Endorsement-S20205 incorporated by reference as exhibit EX-99.B4.i. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

ab.
403(b) Endorsement-S30072(4-99) incorporated by reference as exhibit EX-99.B4.k. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

5.	a.
Application for Ind. Var. Annuity Contract-F70031-01 incorporated by reference as exhibit EX-99.B5.a. from Post-Effective Amendment No. 10 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on July 17, 2008.

b.
Application for Ind. Var. Annuity Contract-F70034 incorporated by reference as exhibit EX-99.B5.b. from Post-Effective Amendment No. 21 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 23, 2010.

c.
Application for Ind. Var. Annuity Contract-F60000 incorporated by reference as exhibit EX-99.B5.c. from Post-Effective Amendment No. 24 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on December 22, 2010.

6.	(i).
The Restated Articles of Incorporation of the Company (as amended August 1, 2006) incorporated by reference as exhibit EX-99.B6.i. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618), electronically filed on September 24, 2010.

(ii).
The Restated Bylaws of the Company (as amended August 1, 2006) incorporated by reference as exhibit EX-99.B6.ii. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618), electronically filed on September 24, 2010.

7.	Not Applicable
8.	a.
22c-2 Agreements incorporated by reference as exhibit EX-99.B8.a. from Post-Effective Amendment No. 20 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 24, 2008.

b.
22c-2 Agreement-BlackRock Distributors, Inc. incorporated by reference as exhibit EX-99.B8.b. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

c.
Participation Agreement between BlackRock Series Fund, Inc., BlackRock Distributors, Inc., Allianz Life Insurance Co. of North America, and Allianz Life Financial Services, LLC, dated May 1, 2008 incorporated by reference as exhibit EX-99.B8.c. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

d.
Administrative Services Agreement between BlackRock Advisors, LLC and Allianz Life, dated May 1, 2008 incorporated by reference as exhibit EX-99.B8.d. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

e.
Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America, dated 11/1/1999 incorporated by reference as exhibit EX-99.B8.e. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

	f.	-
Amendment to Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America dated 5/1/08 incorporated by reference as exhibit EX-99.B8.f. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

	g.	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America dated 9/3/2015, incorporated by reference as exhibit EX-99.B8.g. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 19, 2016.

h.
Participation Agreement & Amendment between Fidelity Distributors Corporation and Allianz Life Insurance Company of North America, dated 09/29/10 incorporated by reference as exhibit EX-99.B8.q. from Post-Effective Amendment No. 17 to Registrant's Form N-4 (File Nos. 333-145866 and 811-05618), electronically filed on December 20, 2010.

	i.	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between Fidelity Distributors Corporation and Allianz Life Insurance Company of North America, dated 9-1-2015, incorporated by reference as exhibit EX-99.B8.i. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 19, 2016.

j.
Administrative Services Agreement between Franklin Templeton Services LLC and Allianz Life Insurance Company of North America, dated 10/1/2003 incorporated by reference as exhibit EX-99.B8.ac. from Registrant's Pre-Effective Amendment No. 2 on Form N-4 (File Nos. 333-120181and 811-05618), electronically filed on March 30, 2005.

	k.	-
Amendment to Administrative Services Agreement between Franklin Templeton Services LLC and Allianz Life Insurance Company of North America, dated 8/08/2008 incorporated by reference as exhibit EX-99.B8.h. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

	l.	-
Amendment to Administrative Services Agreement between Franklin Templeton Services LLC and Allianz Life Insurance Company of North America, dated July 16, 2012 incorporated by reference as exhibit EX-99.B8.h. from Post-Effective Amendment No. 4 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618) electronically filed on August 21, 2012.

m.
Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), and dated 10/1/2003 incorporated by reference as exhibit EX-99.B8.h. from Pre-Effective Amendment No.2 to Registrant's Form N-4 (File Nos. 333-120181 and 811-05618), electronically filed on March 30, 2005.

	n.	-
Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), dated 5/1/08 incorporated by reference as exhibit EX-99.B8.j. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

	o.	-
Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and Allianz Life Financial Services, LLC., dated January 16, 2014, incorporated by reference as exhibit EX-99.B8.l. from Post-Effective Amendment No. 10 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 14, 2014.

	p.	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and Allianz Life Financial Services, LLC., dated 9/1/2015, incorporated by reference as exhibit EX-99.B8.p. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 19, 2016..

q.
Participation Agreement between Allianz Life Insurance Company of North America, JPMorgan Insurance Trust, JPMorgan Investment Advisers Inc., JPMorgan Investment Management Inc., and JPMorgan Funds Management Inc., dated April 24, 2009 incorporated by reference as exhibit EX-99.B8.v. from Pre-Effective Amendment No. 1 to Registrant’s Form N-4 (File Nos. 333-180720 and 811-05618) electronically filed on July 27, 2012.

	r.	-
Amendment to Participation Agreement between Allianz Life Insurance Company of North America, JPMorgan Insurance Trust, JPMorgan Investment Advisers Inc., JPMorgan Investment Management Inc., and JPMorgan Funds Management Inc., dated July 1, 2012 incorporated by reference as exhibit EX-99.B8.aa. from Post-Effective Amendment No. 5 to Registrant’s Form N-4 (File Nos. 333-166408 and 811-05618) electronically filed on April 24, 2013.

	s.	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between JPMorgan Insurance Trust, J. P. Morgan Investment Management Inc., JPMorgan Funds Management, Inc., and Allianz Life Insurance Company of North America, dated 9/1/2015, incorporated by reference as exhibit EX-99.B8.s. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 19, 2016.

t.
Service Agreement between Allianz Life Insurance Company of North America, JPMorgan Investment Advisers Inc., and JPMorgan Investment Management Inc., dated April 24, 2009 incorporated by reference as exhibit EX-99.B8.w. from Pre-Effective Amendment No. 1 to Registrant’s Form N-4 (File Nos. 333-180720 and 811-05618) electronically filed on July 27, 2012.

u.
Participation Agreement between Allianz Life Insurance Company of North America, MFS Variable Insurance Trust, MFS Variable Insurance Trust II and MFS Fund Distributors, Inc., dated August 1, 2012 incorporated by reference as exhibit EX-99.B8.ag. from Post-Effective Amendment No. 5 to Registrant’s Form N-4 (File Nos. 333-166408 and 811-05618) electronically filed on April 24, 2013.

	v.	-
Fund/SERV and Networking Supplement to Participation Agreement between Allianz Life Insurance Company of North America, MFS Variable Insurance Trust, MFS Variable Insurance Trust II and MFS Fund Distributors, Inc., dated August 1, 2012 incorporated by reference as exhibit EX-99.B8.ah. from Post-Effective Amendment No. 5 to Registrant’s Form N-4 (File Nos. 333-166408 and 811-05618) electronically filed on April 24, 2013.

	w.	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Fund Distributors, Inc., and Allianz Life Insurance Company of North America, dated 9/1/2015, incorporated by reference as exhibit EX-99.B8.w. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 19, 2016.

x.
Administrative Service Agreement between OpCap Advisors LLC and Allianz Life Insurance Company of North America, dated 5/1/2006 incorporated by reference as exhibit EX-99.B8.aj. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618), electronically filed on September 25, 2006.

y.
Administrative Services Agreement between PIMCO Variable Insurance Trust and Allianz Life Insurance Company of North America dated December 4, 2009 and Amendment dated April 1, 2012 incorporated by reference as exhibit EX-99.B8.v. from Post-Effective Amendment No. 9 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on June 7, 2012.

z.
Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 12/1/1999 incorporated by reference as exhibit EX-99.B8.i. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

	aa.	-
Amendments to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 4/1/00, 11/5/01, 5/1/02, 5/1/03, 4/30/04, 4/29/05 incorporated by reference as exhibit EX-99.B8.w. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

	ab.	-
Amendment dated May 1, 2011 to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust and PIMCO Investments LLC (formerly Allianz Global Investors Distributiors LLC) dated December 1, 1999 incorporated by reference as exhibit EX-99.B8.n. from Post-Effective Amendment No. 25 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 26, 2011.

	ac.	-
Amendment dated April 30, 2012 to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust and PIMCO Investments LLC (formerly Allianz Global Investors Distributiors LLC) dated December 1, 1999 incorporated by reference as exhibit EX-99.B8.q. from Post-Effective Amendment No. 7 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on April 6, 2012.

	ad.	-
Amendment dated September 1, 2012 to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust and PIMCO Investments LLC (formerly Allianz Global Investors Distributiors LLC) dated December 1, 1999 incorporated by reference as exhibit EX-99.B8.y. from Post-Effective Amendment No. 34 to Registrant’s Form N-4 (File Nos. 333-139701 and 811-05618) electronically filed on February 4, 2013.

	ae.	-
Amendments to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between PIMCO Variable Insurance Trust, PIMCO Equity Series VI, PIMCO Investments LLC, and Allianz Life Insurance Company of North America, dated 10/12/2015, incorporated by reference as exhibit EX-99.B8.ae. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 19, 2016.

af.
Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of North America, dated June 1, 2009 and Amendment dated 5-1-2011 incorporated by reference as exhibit EX-99.B8.t. from Post-Effective Amendment No. 7 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on April 6, 2012.

	ag.	-
Amendment dated May 1, 2011 to Investor Services Agreement between Allianz Life Insurance Company of North America and Pacific Investment Management Company dated June 1, 2009 incorporated by reference as exhibit EX-99.B8.n. from Post-Effective Amendment No. 25 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 26, 2010.

	ah.	-
Amendment  dated 4-30-2012 to Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of North America, dated June 1, 2009 incorporated by reference as exhibit EX-99.B8.u. from Post-Effective Amendment No. 7 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on April 6, 2012.

	ai.	-
Amendment  dated September 1, 2012 to Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of North America, dated June 1, 2009 incorporated by reference as exhibit EX-99.B8.z. from Post-Effective Amendment No. 34 to Registrant’s Form N-4 (File Nos. 333-139701 and 811-05618) electronically filed on February 4, 2013.

	aj.	-
Amended and Restated Services Agreement between Pacific Investment Management Company LLC and Allianz Life Insurance Company of North America, dated 01/01/2007 incorporated by reference as exhibit EX-99.B8.u. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

ak.
Participation Agreement between Premier VIT, Allianz Life Insurance Company of North America and Allianz Global Investors Distributors LLC, dated 5/1/2006 incorporated by reference as exhibit EX-99.B8.ai. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618), electronically filed on September 25, 2006.

al.
Participation Agreement between Allianz Life Insurance Company of North America, Premier Multi-Series VIT and Allianz Global Investors Distributors LLC, dated April 28, 2014, incorporated by reference as exhibit EX-99.B8.aa. from Post-Effective Amendment No. 10 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 14, 2014.

am.
Distribution Services Agreement between Allianz Life Insurance Company of North America and Allianz Global Investors Distributors, LLC, dated 01/01/2007 incorporated by reference as exhibit EX-99.B8.x. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

	an.	-
Amendment dated March 5, 2015 to Shareholder Services Agreement between Allianz Global Investors Distributors LLC and Allianz Life Financial Services, LLC,  incorporated by reference as exhibit EX-99.B8.ab. from Post-Effective Amendment No. 13 to Registrant’s Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 13, 2015.

9.*	Opinion and Consent of Counsel
10.*	Consent of Independent Registered Public Accounting Firms
11.	Not Applicable
12.	Not Applicable
13.	a.
Power of Attorney- White, Gaumond, Hunt, Clark, Frank, Walker, Herken, incorporated by reference as exhibit EX-99.B13.a. from Post-Effective Amendment to Registrant’s Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 21, 2020.

*	Filed herewith

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR
Unless noted otherwise, all officers and directors have the following principal business address:
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
The following are the Officers and Directors of the Company:

Name and Principal Business Address	Positions and Offices with Depositor
Walter R. White	Director, President and Chief Executive Officer
William E. Gaumond	Director, Senior Vice President, Chief Financial Officer, and Treasurer
Eric J. Thomes	Senior Vice President, Chief Distribution Officer
Neil H. McKay	Senior Vice President, Chief Actuary
Gretchen Cepek	Senior Vice President, General Counsel, and Secretary
Todd M. Hedtke	Senior Vice President, Chief Investment Officer
Catherine A. Mahone	Senior Vice President, Chief Administrative Officer
Brent M. Hipsher	Vice President, Controller and Assistant Treasurer
Jenny L. Guldseth	Senior Vice President, Chief Human Resources Officer
Jasmine M. Jirele	Senior Vice President, Chief Growth Officer
Jacqueline Hunt Allianz SE Königinstraße 28 80802 München Germany	Director and Board Chair
Udo Frank 47628 Todd Eymann Road Miramonte, CA 93641	Director
Ronald M. Clark 14401 N. Giant Saquaro Place Oro Valley, AZ 85755	Director
Kevin E. Walker 14092 N. Bright Angel Trail Marana, AZ 85658	Director
Anna Sophie Herken Allianz Asset Management GmbH Seidlstrasse 24-24a Munich, Germany 80335	Director
ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
The Insurance Company organizational chart is incorporated by reference from Post-Effective Amendment No. 21 to Registrant’s Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 21, 2020.
ITEM 27. NUMBER OF CONTRACT OWNERS
As of March 31, 2020, there were 80,508 qualified and 29,730 non-qualified Allianz Vision Contract Owners with Contracts in the Separate Account.
ITEM 28. INDEMNIFICATION
Indemnification provision, as required by the ’33 Act, Rule 484
The Bylaws of the Insurance Company provide:
ARTICLE XI. INDEMNIFICATION OF DIRECTORS, OFFICERS AND EMPLOYEES
SECTION 1. RIGHT TO INDEMNIFICATION:
(a)
Subject to the conditions of this Article and any conditions or limitations imposed by applicable law, the Corporation shall indemnify any employee, director or officer of the Corporation (an "Indemnified Person") who was, is, or in the sole opinion of the Corporation, may reasonably become a party to or otherwise involved in any Proceeding by reason of the fact that such Indemnified Person is or was:

	(i)	a director of the Corporation; or
	(ii)	acting in the course and scope of his or her duties as an officer or employee of the Corporation; or
	(iii)	rendering Professional Services at the request of and for the benefit of the Corporation; or
(iv)
serving at the request of the Corporation as an officer, director, fiduciary or member of another corporation, association, committee, partnership, joint venture, trust, employee benefit plan or other enterprise (an "Outside Organization").

(b)	Notwithstanding the foregoing, no officer, director or employee shall be indemnified pursuant to these bylaws under the following circumstances:
	(i)	in connection with a Proceeding initiated by such person, in his or her own personal capacity, unless such initiation was authorized by the Board of Directors;
	(ii)	if a court of competent jurisdiction finally determines that any indemnification hereunder is unlawful;
	(iii)	for acts or omissions involving intentional misconduct or knowing and culpable violation of law;
(iv)
for acts or omissions that the Indemnified Person believes to be contrary to the best interests of the Corporation or its shareholders or that involve the absence of good faith on the part of the Indemnified Person;

	(v)	for any transaction for which the Indemnified Person derived an improper personal benefit;
(vi)
for acts or omissions that show a reckless disregard for the Indemnified Person's duty to the Corporation or its shareholders in circumstances in which the Indemnified Person was aware or should have been aware, in the ordinary course of performing the Indemnified Person's duties, of the risk of serious injury to the Corporation or its shareholders;

	(vii)	for acts or omissions that constitute an unexcused pattern of inattention that amounts to an abdication of the Indemnified Person's duties to the Corporation or its shareholders;
	(viii)	in circumstances where indemnification is prohibited by applicable law;
(ix)
in the case of service as an officer, director, fiduciary or member of an Outside Organization, where the Indemnified Person was aware or should have been aware that the conduct in question was outside the scope of the assignment as contemplated by the Corporation.

SECTION 2. SCOPE OF INDEMNIFICATION:
(a)
Indemnification provided pursuant to Section 1(a)(iv) shall be secondary and subordinate to indemnification or insurance provided to an Indemnified Person by an Outside Organization or other source, if any.

(b)
Indemnification shall apply to all reasonable expenses, liability and losses, actually incurred or suffered by an Indemnified Person in connection with a Proceeding, including without limitation, attorneys' fees and any expenses of establishing a right to indemnification or advancement under this article, judgments, fines, ERISA excise taxes or penalties, amounts paid or to be paid in settlement and all interest, assessments and other charges paid or payable in connection with or in respect of such expense, liability and loss.

(c)
Such indemnification shall continue as to any Indemnified Person who has ceased to be an employee, director or officer of the Corporation and shall inure to the benefit of his or her heirs, estate, executors and administrators.

SECTION 3. DEFINITIONS:
(a)	"Corporation" for the purpose of Article XI shall mean Allianz Life Insurance Company of North America and all of its subsidiaries.
(b)
"Proceeding" shall mean any threatened, pending, or completed action, suit or proceeding whether civil, criminal, administrative, investigative or otherwise, including actions by or in the right of the Corporation to procure a judgment in its favor.

(c)
"Professional Services" shall mean services rendered pursuant to (i) a professional actuarial designation, (ii) a license to engage in the practice of law issued by a State Bar Institution or (iii) a Certified Public Accountant designation issued by the American Institute of Certified Public Accountants.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Insurance Company pursuant to the foregoing, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS
Allianz Life Financial Services, LLC (previously USAllianz Investor Services, LLC) is the principal underwriter for the Contracts. It also is the principal underwriter for:
Allianz Life Variable Account A
Allianz Life of NY Variable Account C
Allianz Funds
The following are the officers (managers) and directors (Board of Governors) of Allianz Life Financial Services, LLC. All officers and directors have the following principal business address:
5701 Golden Hills Drive
Minneapolis, MN 55416-1297

Name	Positions and Offices with Underwriter
Corey Walther	Governor and President
Eric J. Thomes	Governor, Chief Executive Officer, and Chief Manager
Catherine A. Mahone	Governor
William E. Gaumond	Governor
Rebecca Wysocki	Chief Financial Officer and Treasurer
Matthew C. Dian	Vice President, Chief Compliance Officer
Kristine M. Lord-Krahn	Chief Legal Officer and Secretary
Tracy M. Haddy	Assistant Secretary
Nicole D. Van Walbeek	Assistant Secretary

For the period 1-1-2019 to 12-31-2019
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Allianz Life Financial Services, LLC	$284,788,589.36	$0	$0	$0
The $284,788,589.36 that Allianz Life Financial Services, LLC received from Allianz Life as commissions on the sale of Contracts issued under Allianz Life Variable Account B was subsequently paid entirely to the third party broker/dealers that perform the retail distribution of the Contracts and, therefore, no commission or compensation was retained by Allianz Life Financial Services, LLC.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
Allianz Life Insurance Company of North America, at 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.
ITEM 31. MANAGEMENT SERVICES
Not Applicable
ITEM 32. UNDERTAKINGS
a.
Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b.
Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

c.	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS
Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.
The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:
1.
Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;
3.
Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

4.
Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of North America on behalf of the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 21st day of April, 2020.
ALLIANZ LIFE VARIABLE ACCOUNT B
(Registrant)
By: ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Depositor)

By: Stewart D. Gregg
Stewart D. Gregg
Senior Securities Counsel
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Depositor)
By: WALTER R. WHITE(1)
Walter R. White
President and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 21st day of April, 2020.
Signature	Title
Walter R. White(1)	Director, President & Chief Executive Officer
Ronald M. Clark(1)	Director
Jacqueline Hunt(1)	Director and Board Chair
Udo Frank(1)	Director
William E. Gaumond(1)	Director, Senior Vice President, Chief Financial Officer and Treasurer
Kevin E. Walker(1) Anna Sophie Herken (1)	Director Director
(1)
By Power of Attorney incorporated by reference as exhibit EX-99.B13.a. from Post-Effective Amendment to Registrant’s Form N-4 (File Nos. 333-185866 and 811-05618), electronically filed on April 21, 2020.

By: Stewart D. Gregg
Stewart D. Gregg
Senior Securities Counsel

EXHIBITS TO POST-EFFECTIVE AMENDMENT NO. 53
TO FORM N-4
(FILE NOS. 333-139701 AND 811-05618)
ALLIANZ LIFE VARIABLE ACCOUNT B
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
INDEX TO EXHIBITS
EX-99.B9.	Opinion and Consent of Counsel
EX-99.B10.	Consent of Independent Registered Public Accounting Firms